	As filed with the Securities and Exchange	Registration No. 333-109860
	Commission on April 4, 2013	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 21 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2013 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Variable Annuity Contract

                                                             PART A

ING Life Insurance and Annuity Company
Variable Annuity Account C
ING MAP PLUS NPSM
CONTRACT PROSPECTUS – MAY 1, 2013

The Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contract is not available for sale in the state of New York.
Why Reading This Prospectus Is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.
Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of the variable investment options to be available for investment under your retirement plan.
Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (the “funds”) listed on page 3 of this prospectus. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.
Fixed Interest Options.
• Fixed Plus Account II	• Guaranteed Accumulation Account (subject to availability)
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“INVESTMENT OPTIONS” section of this prospectus on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.
Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2013 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “CONTRACT OVERVIEW - Questions: Contacting the Company”
section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed
Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and
Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-
800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room
1580, Washington, D.C. 20549. The SAI table of contents is listed on page 47 of this prospectus. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-109860. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-180532. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.109860-13

CONTRACT PROSPECTUS - MAY 1, 2013 (CONTINUED)

The Funds*
Alger Capital Appreciation Fund (Class A) (1)	ING Growth and Income Portfolio (Class I)*	ING Strategic Allocation Growth Portfolio (Class I) (3)
Alger Green Fund (Class A) (1)	ING Growth and Income Portfolio (Class S)*	ING Strategic Allocation Moderate Portfolio (Class I) (3)
AllianceBernstein Growth and Income Fund, Inc.	ING Growth Opportunities Fund (Class A) (1)	ING T. Rowe Price Capital Appreciation Portfolio
(Class A) (1)	ING Index Plus LargeCap Portfolio (Class I)	(Class S)
AllianzGI NFJ Dividend Value Fund (Class A) (1)(2)	ING Index Plus MidCap Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
AllianzGI NFJ Small-Cap Value Fund	ING Index Plus SmallCap Portfolio (Class I)	(Class S) *
(Class A) *(1)(2)	ING Index Solution 2015 Portfolio (Class S2) (3)	ING T. Rowe Price Equity Income Portfolio (Class S)
Amana Growth Fund (1)	ING Index Solution 2025 Portfolio (Class S2) (3)	ING T. Rowe Price Growth Equity Portfolio (Class S)
Amana Income Fund (1)	ING Index Solution 2035 Portfolio (Class S2) (3)	ING T. Rowe Price International Stock Portfolio
American Balanced Fund® (Class R-3) (1)	ING Index Solution 2045 Portfolio (Class S2) (3)	(Class S)
American Century Inflation-Adjusted Bond Fund	ING Index Solution 2055 Portfolio	ING Templeton Foreign Equity Portfolio (Class S)
(Investor Class) (1)	(Class S2) (3)	ING Templeton Global Growth Portfolio (Class S) *
Ariel Appreciation Fund (Investor Class) (1)	ING Index Solution Income Portfolio	ING U.S. Bond Index Portfolio (Class I)
Ariel Fund (Investor Class) (1)	(Class S2) (3)	ING Value Choice Fund (Class A) *(1)
Artisan International Fund (Investor Shares) (1)	ING Intermediate Bond Fund (Class A) (1)	Invesco Endeavor Fund (Class A) (1)
BlackRock Equity Dividend Fund	ING Intermediate Bond Portfolio (Class I)	Invesco Global Health Care Fund (Investor Class) (1)
(Investor A Shares) (1)	ING International Index Portfolio (Class I)	Invesco Mid Cap Core Equity Fund (Class A) (1)
BlackRock Mid Cap Value Opportunities Fund	ING International SmallCap Fund (Class A) (1)	Invesco Small Cap Value Fund (Class A) (1)
(Investor A Shares) (1)	ING International Value Portfolio (Class I)	Lazard Emerging Markets Equity Portfolio
Capital World Growth and Income FundSM	ING Invesco Comstock Portfolio	(Open Shares) *(1)
(Class R-3) (1)	(Class S) (2)	Lazard U.S. Mid Cap Equity Portfolio (Open Shares) (1)
ColumbiaSM Acorn® Fund (Class A) (1)	ING Invesco Growth and Income Portfolio (Service	Lord Abbett Core Fixed Income Fund (Class A) (1)
Columbia Diversified Equity Income Fund	Class) (2)	Lord Abbett Developing Growth Fund, Inc. (Class A) *(1)
(Class R4) *(1)	ING JPMorgan Emerging Markets Equity Portfolio	Lord Abbett Fundamental Equity Fund (Class A) (1)
Columbia High Yield Bond Fund (Class R3) *(1)	(Class S)	Lord Abbett Mid Cap Stock Fund, Inc. (Class A) * (1)
Columbia Mid Cap Value Fund (Class A) (1)	ING JPMorgan Mid Cap Value Portfolio (Class S)	Lord Abbett Research Fund, Inc. - Small-Cap Value Series
CRM Mid Cap Value Fund (Investor Shares) (1)	ING JPMorgan Small Cap Core Equity Portfolio	(Class A) * (1)
Dodge & Cox International Stock Fund (1)	(Class S)	Mainstay Large Cap Growth Fund (Class R3) (1)
Dodge & Cox Stock Fund (1)	ING Large Cap Growth Portfolio (Class S) *	Massachusetts Investors Growth Stock Fund (Class A) (1)
Eaton Vance Large-Cap Value Fund (Class R) (1) (3)	ING Large Cap Value Fund (Class A)	Mutual Global Discovery Fund (Class R) (1)
EuroPacific Growth Fund® (Class R-3) (1)	ING Large Cap Value Portfolio (Class S) *	Neuberger Berman Genesis Fund® (Trust Class) (1)
Fidelity® Advisor New Insights Fund	ING MFS Total Return Portfolio (Class S)	Neuberger Berman Socially Responsive Fund®
(Institutional Class) (1)	ING Marsico Growth Portfolio (Class S)	(Trust Class) (1)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Midcap Opportunities Portfolio (Class I)	New Perspective Fund® (Class R-3) (1)
Fidelity® VIP Equity-Income Portfolio	ING Money Market Portfolio (Class I)	Oppenheimer Capital Appreciation Fund (Class A) (1)
(Initial Class)	ING Multi-Manager Large Cap Core Portfolio	Oppenheimer Developing Markets Fund (Class A) (1)
Fidelity® VIP Growth Portfolio (Initial Class)	(Class S) *(2)	Oppenheimer Gold & Special Minerals Fund (Class A) (1)
Franklin Small Cap Value Securities Fund (Class 2)	ING Oppenheimer Global Portfolio (Class I)	Oppenheimer International Bond Fund (Class A) (1)
Franklin Small-Mid Cap Growth Fund (Class A) (1)	ING PIMCO High Yield Portfolio (Class S)	Pax World Balanced Fund (Individual Investor Class) (1)
Fundamental InvestorsSM (Class R-3) (1)	ING PIMCO Total Return Portfolio (Class S)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING American Century Small-Mid Cap Value	ING Pioneer High Yield Portfolio (Class S)	Pioneer Emerging Markets VCT Portfolio (Class I)
Portfolio (Class S)	ING Pioneer Mid Cap Value Portfolio (Class S) *	Pioneer High Yield Fund (Class A) (1)
ING Balanced Portfolio (Class I)	ING Real Estate Fund (Class A) (1)	Pioneer Strategic Income Fund (Class A) (1)
ING Baron Growth Portfolio (Class S)	ING RussellTM Large Cap Growth Index Portfolio	Royce Total Return Fund (K Class) (1)
ING BlackRock Health Sciences Opportunities	(Class S)	T. Rowe Price Mid-Cap Value Fund (Class R) *(1)
Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class I)	Templeton Foreign Fund (Class A) (1)
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Value Index Portfolio	The Growth Fund of America® (Class R-3) (1)
(Class S)	(Class S)	The Income Fund of America® (Class R-3) (1)
ING Clarion Real Estate Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio (Class I)	Thornburg International Value Fund (Class R4) (1)
ING Columbia Contrarian Core Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class I)	Vanguard® Diversified Value Portfolio (5)
(2)	ING Small Company Portfolio (Class I)	Vanguard® Equity Income Portfolio (5)
ING Columbia Small Cap Value II Portfolio	ING SmallCap Opportunities Portfolio (Class I)	Vanguard® Small Company Growth Portfolio (5)
(Class S)	ING Solution 2015 Portfolio (Class S2) (3)	Victory Small Company Opportunity Fund (Class R) (1)
ING Core Equity Research Fund (Class A) (1)	ING Solution 2025 Portfolio (Class S2) (3)	Wanger International
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2035 Portfolio (Class S2) (3)	Wanger Select
(Class S) (4)	ING Solution 2045 Portfolio (Class S2) (3)	Wanger USA
ING Global Bond Portfolio (Class S)	ING Solution 2055 Portfolio (Class S2) (3)	Washington Mutual Investors FundSM (Class R-3) (1)
ING Global Real Estate Fund (Class A) (1)	ING Solution Income Portfolio (Class S2) (3)	Wells Fargo Advantage Special Small Cap Value Fund
ING Global Resources Portfolio (Class S)	ING Strategic Allocation Conservative Portfolio	(Class A) (1)
ING GNMA Income Fund (Class A) (1)	(Class I) (3)

*	Please see “APPENDIX IV – FUND DESCRIPTIONS” for further information regarding the availability of certain funds.
1	This fund is available to the general public, in addition to being available through variable annuity contracts. See “INVESTMENT OPTIONS - Risks of Investing in the Funds.”
2	This fund has changed its name since the date of the last prospectus supplement. See the table in “APPENDIX IV – FUND DESCRIPTIONS” for the former fund name.
3	These funds are structured as fund of funds or “Master-Feeder” funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and Expenses –
Fund of Funds” for additional information.
4	FMRSM is a service mark of Fidelity Management & Research Company.
5	Vanguard is a trademark of The Vanguard Group, Inc.

PRO.109860-13	2

	TABLE OF CONTENTS
CONTRACT OVERVIEW:		4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE		6
CONDENSED FINANCIAL INFORMATION		8
THE COMPANY		8
CONTRACT PURCHASE AND PARTICIPATION		9
CONTRACT OWNERSHIP AND RIGHTS		11
RIGHT TO CANCEL		11
INVESTMENT OPTIONS		12
FEES		15
YOUR ACCOUNT VALUE		22
TRANSFERS		23
WITHDRAWALS		27
SYSTEMATIC DISTRIBUTION OPTIONS		28
LOANS		29
DEATH BENEFIT		29
INCOME PHASE		31
TAX CONSIDERATIONS		34
CONTRACT DISTRIBUTION		42
OTHER TOPICS		45
Anti-Money Laundering - Performance Reporting - Contract Modification - Legal
Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment -
Account Termination - Intent to Confirm Quarterly
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION		47
APPENDIX I	FIXED PLUS ACCOUNT II	48
APPENDIX II	GUARANTEED ACCUMULATION ACCOUNT	51
APPENDIX III	PARTICIPANT APPOINTMENT OF EMPLOYER AS	54
AGENT UNDER AN ANNUITY CONTRACT
APPENDIX IV	FUND DESCRIPTIONS	55
APPENDIX V	CONDENSED FINANCIAL INFORMATION - TABLE OF	71
	CONTENTS

PRO.109860-13	3

CONTRACT OVERVIEW
Questions: Contacting the
The following is intended as a summary. Please read each section of this	Company. Contact your local
prospectus for additional information.	representative or write or call
the Company:
Who’s Who
You (the “participant”): The individual who participates in the contract	ING
through a retirement plan.	USFS Customer Service
Defined Contribution
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer	Administration
or a trust.	P.O. Box 990063
Hartford, CT 06199-0063
Contract Holder: The person to whom we issue the contract. Generally, the	1-800-262-3862
plan sponsor or a trust. We may also refer to the contract holder as the contract
owner.	Sending forms and written
requests in good order.
We (the “Company”): ING Life Insurance and Annuity Company. We issue
the contract.	If you are writing to change
your beneficiary, request a
For greater detail please review “CONTRACT PURCHASE AND	withdrawal, or for any other
PARTICIPATION” and “CONTRACT OWNERSHIP AND RIGHTS.”	purpose, contact your local
representative or the Company
The Contract and Your Retirement Plan	to learn what information is
Retirement Plan (“plan”): A plan sponsor has established a plan for you.	required in order for the
This contract is offered as a funding option for that plan. We are not a party to	request to be in “good order.”
the plan.	By contacting us, we can
provide you with the
Plan Type: We refer to the plan by the Tax Code section under which it	appropriate administrative
qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment	form for your requested
under Tax Code section 403(b). To learn which Tax Code section applies to	transaction.
your plan, contact your plan sponsor, your local representative or the
Company.	Generally, a request is
considered to be in “good
Use of an Annuity Contract in Your Plan. Under the federal tax laws,	order” when it is signed, dated
earnings on amounts held in annuity contracts are generally not taxed until	and made with such clarity and
they are withdrawn. However, in the case of a qualified retirement account	completeness that we are not
(such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth	required to exercise any
457(b) retirement plan), an annuity contract is not necessary to obtain this	discretion in carrying it out.
favorable tax treatment and does not provide any tax benefits beyond the
deferral already available to the tax qualified account itself. Annuities do	We can only act upon written
provide other features and benefits (such as a guaranteed death benefit under	requests that are received in
some contracts or the option of lifetime income phase options at established	good order.
rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-13 4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) or Roth 403(b) plans or in some plans under 401(a)/401(k) (including Roth 401(k)) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “RIGHT TO
CANCEL.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges, redemption fees, and maintenance fees. See “WITHDRAWALS,” “TAX
CONSIDERATIONS,” and “INCOME PHASE.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC
DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “FEE TABLE” and “FEES.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides the Company		Payments to
with your completed enrollment materials.		Your Account
Step 1 ||
According to the plan, we set up one or more accounts for	ING Life Insurance and Annuity Company
you. We may set up account(s) for employer contributions	||	Step 2	||
and/or for contributions from your salary.		Variable Annuity
	Fixed	Account C
STEP 2: The contract holder, or you if permitted by your	Interest
plan, directs us to invest your account dollars in any of the	Options	Variable Investment Options
following:
• Fixed Interest Options, or		The Subaccounts
• Variable Investment Options. (The variable investment		A	B	Etc.
|| Step 3 ||
options are the subaccounts of the separate account. Each		Mutual	Mutual	Etc.
one invests in a specific mutual fund.)		Fund A	Fund B

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your account)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
• Select an option that provides a death benefit to beneficiaries; and
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.109860-13 5

FEE TABLE
In This Section:
The following tables describe the fees and expenses that you will pay during the	•	Maximum
accumulation phase when buying, owning, and withdrawing account value from	Transaction
your contract. Fees during the income phase may differ from those shown below.	Expenses;
See “INCOME PHASE” for fees that may apply after you begin receiving payments	•	Maximum
under the contract.	Periodic Fees

Maximum Transaction Expenses	and Charges;
•	Fund Fees and
The first table describes the fees and expenses that you may pay at the time that you	Expenses; and
buy the contract, withdraw account value from the contract, or transfer cash value	•	Examples
between investment options. State premium taxes may also be deducted.*
See “FEES” for:
Maximum Early Withdrawal Charge[1]	•	How, When and
(as a percentage of amount withdrawn)	5.0%	Why Fees are

Loan Interest Rate Spread (per annum) for Contract Loans[2]	3.0%	Deducted;
•	Reduction,
Maximum Periodic Fees and Charges	Waiver and/or
Elimination of
The next table describes the fees and expenses that you will pay periodically during	Certain Fees;
the time that you own the contract, not including fund fees and expenses.	•	Redemption
Fees; and
Maximum Annual Maintenance Fee	$30.00	•	Premium and
Separate Account Annual Expenses	Other Taxes
(as a percentage of average account value)
Maximum Daily Asset Charge[3]	1.75%
Maximum Subaccount Administrative Adjustment
Charge[4]	0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge[5]	1.00%
Maximum Total Separate Account Annual Charges	3.55%

*State premium taxes (which currently range from 0% to 4% of purchase payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”
1	This is a deferred sales charge. The charge reduces over time. We waive the withdrawal charge except on (a) distributions for “in service transfers” of amounts to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b)
product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See “FEES” and “WITHDRAWALS.”
2	This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current interest rate charged on a loan is 6.0%, the amount of interest applied to the contract would be 3.5%;
the 2.5% loan interest rate spread is retained by the Company. See “LOANS.” For loans from Tax Code section 401(a),
401(k), or 457(b) plans, where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator.
3	This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “FEES - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “INCOME PHASE - Charges Deducted.”
4	The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “FEES - Subaccount Administrative Adjustment Charge.”
5	This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of 7 contract years, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit. See “CONTRACT PURCHASE AND
PARTICIPATION – Transferred Asset Benefit Option.”

PRO.109860-13	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses					Minimum		Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)						0.39%	1.46%

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

When the Subaccount Administrative Adjustment charge is included, the minimum and maximum expenses associated with the funds are 0.64% and 1.81%, respectively.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract holder transaction expenses, the maximum separate account annual expenses, the annual maintenance fee of $30
(converted to a percentage of assets equal to 0.279%), and the fund fees and expenses adjusted to include the
Subaccount Administrative Adjustment charge.

Maximum Fund Fees and Expenses Example. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses when combined with the applicable Subaccount Administrative
Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value				(B) If you do not withdraw your entire account
at the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period*:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$985	$1,958	$2,833	$4,592	$484	$1,455	$2,429	$4,592

Minimum Fund Fees and Expenses Example. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fund fees and expenses when combined with the applicable Subaccount Administrative
Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value				(B) If you do not withdraw your entire account
at the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period*:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$876	$1,643	$2,324	$3,601	$369	$1,123	$1,897	$3,601

* This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.109860-13			7

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX V, we provide condensed financial information about the separate account subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC on
November 9, 2012, which was amended on January 23, 2013, and March 19, 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774
Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS,” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
Company to administrative penalties imposed by a particular governmental or self-regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the
Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PRO.109860-13	8

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable and fixed annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax
Code sections 401(a), 401(k) 403(b) and 457(b), including Roth 401(k), Roth 403(b) and Roth 457(b). The contracts may not be available in all states. Contributions to Roth 401(k), Roth 403(b) or Roth 457 accounts must be made by after-tax salary reduction (to the extent allowed by the contract or certificate), exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code sections 401 and 403(b) are subject to Title I of the
Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the
Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. We provide you with enrollment materials for completion and return to us
(occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder). Under certain plans, you may be enrolled automatically by the contract holder. If all materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump-sum payments or installment payments meet certain minimums.

Contributions to Roth 401(k), Roth 403(b) and Roth 457(b) accounts must be made by after-tax salary reduction, exchange or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b)
accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, direct us to allocate initial contributions among the investment options available under the plan. Generally, you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com.
Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “INVESTMENT OPTIONS” and “TRANSFERS.”

PRO.109860-13 9

Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (“TAB”) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed 7 contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II credited interest rate will not exceed
4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See “FEE TABLE” and “FEES.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

PRO.109860-13 10

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of retirement plan:
• Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and
• Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b)
plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary
403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions –
Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants under 401(a), 401(k),
Roth 401(k), 403(b) and Roth 403(b), plans, see APPENDIX III.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days
(or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.109860-13 11

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.
We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in the subaccounts will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide brief descriptions of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding--bought for annuities and life insurance; and
• Shared funding--bought by more than one company.

PRO.109860-13 12

Public Funds. The following funds, which are available through the contracts, are also available to the general public outside of the contract:
Alger Capital Appreciation Fund	Eaton Vance Large-Cap Value Fund	Mutual Global Discovery Fund
Alger Green Fund	EuroPacific Growth Fund®	Neuberger Berman Genesis Fund®
AllianceBernstein Growth and Income	Fidelity® Advisor New Insights Fund	Neuberger Berman Socially Responsive
Fund, Inc.	Franklin Small-Mid Cap Growth Fund	Fund®
AllianzGI NFJ Dividend Value Fund	Fundamental InvestorsSM	New Perspective Fund®
AllianzGI NFJ Small-Cap Value Fund	ING Core Equity Research Fund	Oppenheimer Capital Appreciation
Amana Growth Fund	ING Global Real Estate Fund	Fund
Amana Income Fund	ING GNMA Income Fund	Oppenheimer Developing Markets
American Balanced Fund®	ING Growth Opportunities Fund	Fund
American Century Inflation-Adjusted	ING Intermediate Bond Fund	Oppenheimer Gold & Special Minerals
Bond Fund	ING International SmallCap Fund	Fund
Ariel Appreciation Fund	ING Real Estate Fund	Oppenheimer International Bond Fund
Ariel Fund	ING Value Choice Fund	Pax World Balanced Fund
Artisan International Fund	Invesco Endeavor Fund	Pioneer High Yield Fund
BlackRock Equity Dividend Fund	Invesco Global Health Care Fund	Pioneer Strategic Income Fund
BlackRock Mid Cap Value	Invesco Mid Cap Core Equity Fund	Royce Total Return Fund
Opportunities Fund	Invesco Small Cap Value Fund	T. Rowe Price Mid-Cap Value Fund
Capital World Growth and Income	Lazard Emerging Markets Equity Portfolio	Templeton Foreign Fund
FundSM	Lazard U.S. Mid Cap Equity Portfolio	The Growth Fund of America®
ColumbiaSM Acorn® Fund	Lord Abbett Core Fixed Income Fund	The Income Fund of America®
Columbia Diversified Equity Income	Lord Abbett Developing Growth Fund, Inc.	Thornburg International Value Fund
Fund	Lord Abbett Fundamental Equity Fund	Victory Small Company Opportunity
Columbia High Yield Bond Fund	Lord Abbett Mid Cap Stock Fund, Inc.	Fund
Columbia Mid Cap Value Fund	Lord Abbett Research Fund, Inc. - Small-	Washington Mutual Investors FundSM
CRM Mid Cap Value Fund	Cap Value Series	Wells Fargo Advantage Special Small
Dodge & Cox International Stock	Mainstay Large Cap Growth Fund	Cap Value Fund
Fund	Massachusetts Investors Growth Stock
Dodge & Cox Stock Fund	Fund
See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or
401 plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.109860-13	13

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also the “TRANSFRS” section of this prospectus for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see APPENDIX I and II and the
Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

PRO.109860-13 14

Selecting Investment Options

When selecting investment options:
•	Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses, fixed interest appendices and the Guaranteed
Accumulation Account prospectus.

Furthermore, be aware that there may be:
•	Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of funds to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced; and
•	Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account II counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

FEES
Types of Fees
The following repeats and adds to information provided in the “FEE
TABLE” section. Please review both this section and the “FEE	You may incur the following types
TABLE” section for information on fees.	of fees or charges under the contract:
• Transaction Fees
Transaction Fees	> Early Withdrawal Charge

Early Withdrawal Charge	> Loan Interest Rate Spread
> Redemption Fees
Under the contract, withdrawals of all or a portion of your account value
may be subject to a charge. In the case of a partial withdrawal where	• Periodic Fees and Charges
you request a specified dollar amount, the amount withdrawn from your	> Annual Maintenance Fee
account will be the amount you specified plus adjustment for any	> Daily Asset Charge
applicable early withdrawal charge.	> Subaccount Administrative
Adjustment Charge
Purpose. This is a deferred sales charge. It reimburses us for some of	> Transferred Asset Benefit
the sales and administrative expenses associated with the contract. If our	Charge
expenses are greater than the amount we collect for the early withdrawal
charge, we may use any of our corporate assets, including potential	• Fund Fees and Expenses
profit that may arise from the daily asset charges and subaccount
administrative adjustment charge (if any), to make up the difference. An	• Premium and Other Taxes
early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

PRO.109860-13	15

Amount. This charge is a percentage of the amount that you withdraw from the subaccounts and the Guaranteed
Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the
Fixed Plus Account II. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to 7 years. The charge will never be more than the maximum permitted by the rules of FINRA.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:
• The number of participants in the plan;
•	The type and nature of the group to which a contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	The broker or our agent’s involvement in sales activities;
•	The amount and type of compensation paid to those selling the contract;
• Our sales-related expenses;
• Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
•	Our assessment of financial risk to the Company relating to withdrawals;
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and
•	Whether the plan sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Early Withdrawal Charge Schedule

Withdrawals from Variable Investment Options

Contract Years Completed	Maximum Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more	0%

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or
Roth 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior
IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).
In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Loan Interest Rate Spread

For a discussion of the loan interest rate spread, please see “LOANS – Loan Interest.”

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund.
Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.109860-13	16

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary.
It is generally deducted on a pro rata basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest option in each account. We may also deduct all or a partial of the maintenance fee applicable to a contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
• The amount and type of compensation paid to those selling the contract;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions; and
• The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Daily Asset Charge

Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually of your account value invested in the subaccounts. The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus
Account II.

PRO.109860-13 17

Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:
• The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts;
• The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge; and
• The administrative charge component is designed to help defray our administrative expenses that cannot be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The frequency, consistency and method of submitting payments and loan repayments;
• The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
• The amount and type of compensation paid to those selling the contract;
• Whether a guaranteed death benefit has been selected by the contract holder;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions; and
• The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge

Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum
0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%.

When/How. This fee is deducted daily only from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies and the current charges are noted on the following page:

PRO.109860-13 18

Fund or Fund Family	Charge	Fund or Fund Family	Charge
Alger Fund Family (Class A)	0.10%	ING Oppenheimer Global Portfolio (Class I)	0.25%
AllianceBernstein Growth and Income Fund, Inc.	0.20%	ING Pioneer Mid Cap Value Portfolio (Class I)	0.35%
(Class A)
AllianzGI NFJ Fund Family (Class A)	0.20%	ING PIMCO High Yield Portfolio (Class S)	0.10%
Amana Fund Family	0.25%	ING RussellTM Large Cap Index Portfolio (Class I)	0.25%
American Century Inflation-Adjusted Bond Fund	0.35%	ING RussellTM Mid Cap Index Portfolio (Class I)	0.25%
(Investor Class)
Ariel Fund Family (Investor Class)	0.35%	ING RussellTM Small Cap Index Portfolio (Class I)	0.25%
Artisan International Fund (Investor Shares)	0.25%	ING SmallCap Opportunities Portfolio (Class I)	0.20%
BlackRock Equity Dividend Fund (Investor A Shares)	0.10%	ING Strategic Allocation Fund Family (Class I)	0.15%
BlackRock Mid Cap Value Opportunities Fund (Class A)	0.10%	ING Templeton Global Growth Portfolio (Class I)	0.20%
Columbia Fund Family (Class A)	0.20%	ING U.S. Bond Index Portfolio (Class I)	0.25%
CRM Mid Cap Value Fund (Investor Shares)	0.20%	Invesco Fund Family (Class A)	0.15%
Dodge & Cox Fund Family	0.50%	Invesco Global Health Care Fund (Investor Class)	0.15%
Fidelity® Advisor New Insights Fund (Institutional Class)	0.40%	Invesco Small Cap Value Fund (Class A)	0.20%
Fidelity® VIP Fund Family (Initial Class)	0.40%	Lazard Portfolio Family (Open Shares)	0.20%
Franklin® Fund Family (Class A and Class 2)	0.20%	Lord Abbett Fund Family (Class A)	0.20%
ING Balanced Portfolio (Class I)	0.25%	Massachusetts Investors Growth Stock Fund (Class A)	0.25%
ING FMRSM Diversified Mid Cap Portfolio (Class S)	0.05%	Neuberger Berman Fund Family (Trust Class)	0.35%
ING Growth and Income Portfolio (Class I)	0.35%	Oppenheimer Fund Family (Class A)	0.20%
ING Growth and Income Portfolio (Class S)	0.10%	Pax World Balanced Fund (Individual Investor Class)	0.20%
ING Index Plus LargeCap Portfolio (Class I)	0.40%	PIMCO VIT Real Return Portfolio (Administrative Class)	0.25%
ING Index Plus MidCap Portfolio (Class I)	0.40%	Pioneer Fund Family (Class A)	0.20%
ING Index Plus Small Cap Portfolio (Class I)	0.40%	Pioneer Emerging Markets VCT Portfolio (Class I)	0.35%
ING Intermediate Bond Portfolio (Class I)	0.35%	Royce Total Return Fund (K Class)	0.10%
ING International Index Portfolio (Class I)	0.25%	Templeton Foreign Fund (Class A)	0.20%
ING Investors Trust Fund Family (Class S)	0.10%	Thornburg International Value Fund (Class R4)	0.10%
ING Large Cap Value Portfolio (Class I)	0.35%	Vanguard® Variable Insurance Fund Family	0.60%
ING MidCap Opportunities Portfolio (Class I)	0.15%	Wanger Fund Family	0.20%
ING Money Market Portfolio (Class I)	0.50%	Wells Fargo Advantage Special Small Cap Value Fund (Class A)	0.25%
ING Multi-Manager Large Cap Core Portfolio (Class I)	0.35%
Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the
Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the contracts in connection with amounts invested in the funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a contract holder elects the transferred asset benefit (“TAB”) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the
Fixed Plus Account II. The fee will apply for a period of time not to exceed 7 contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed 7 contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

PRO.109860-13	19

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE - Fund Fees and Expenses” section of this prospectus, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form

PRO.109860-13 20

of intercompany payments from an affiliated fund's investment adviser or the investment adviser's parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability)
that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2012, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	Lazard Funds, Inc.
•	American FundsSM	•	Alger Funds
•	OppenheimerFunds, Inc.	•	Ariel Mutual Funds
•	Franklin® Templeton® Investments	•	Artisan Funds
•	PIMCO Funds	•	Allianz Global Investors
•	Columbia Funds	•	T. Rowe Price Funds
•	Wells Fargo Funds Management, LLC	•	MainStay Investments®
•	Amana Funds	•	AllianceBernstein Investments
•	Lord Abbett Funds	•	CRM Funds
•	Pax World Funds	•	Eaton Vance Distributors, Inc.
•	Invesco Investments	•	Thornburg Investment Management
•	American Century Investments®	•	Dodge & Cox Funds
•	Pioneer Investments	•	Victory Funds
•	BlackRock, Inc.	•	Royce Funds
•	Neuberger Berman Management, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2012, the affiliated funds would be first on the list.
In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

PRO.109860-13		21

Fund of Funds

Certain funds may be structured as “fund of funds” or “Master-Feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date; less
• Any deductions from the fixed interest options (e.g. withdrawals); plus
• The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge, if any, and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.109860-13 22

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; minus
• A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.	$5,000 contribution
Step 1 ||
Step 2:
• He directs us to invest $3,000 in	ING Life Insurance and Annuity Company
Fund A. His dollars purchase 300
accumulation units of Subaccount
A ($3,000 divided by the current		Step 2 ||
$10 AUV).	Variable Annuity Account C
• He directs us to invest $2,000 in	Subaccount A	Subaccount B	Etc.
Fund B. His dollars purchase 80	300	80
	accumulation	accumulation
accumulation units of Subaccount	units	units
B ($2,000 divided by the current
$25 AUV).
|| Step 3 ||
Step 3: The separate account then
purchases shares of the applicable funds	Fund A		Fund B
at the current market value (net asset
value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND
PARTICIPATION.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “INCOME PHASE” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II are restricted as outlined in APPENDIX I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

PRO.109860-13	23

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)
to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.109860-13 24

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

PRO.109860-13	25

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Dollar cost averaging is not available if you elect to participate in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value to match your current investment allocations. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.
There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at www.ingretirementplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

PRO.109860-13	26

WITHDRAWALS
Deductions for Taxes
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed
Plus Account II and other restrictions (see “WITHDRAWALS - Withdrawal	Amounts withdrawn may be
Restrictions” on the following page), the contract holder, or you if permitted by	subject to tax penalties and
the plan, may withdraw all or a portion of your account value at any time during	withholding. See “TAX
the accumulation phase.	CONSIDERATIONS.” To
determine which may apply,
Steps for Making a Withdrawal. The contract holder, or you if permitted by the	refer to the appropriate
plan, must:	sections of this prospectus,
contact your local
• Select the withdrawal amount;	representative or call the
> Full Withdrawal: You will receive, reduced by any required tax, your	Company at the number
account value allocated to the subaccounts and the Guaranteed	listed in “CONTRACT
Accumulation Account (plus or minus any applicable market value	OVERVIEW - Questions:
adjustment), minus any applicable early withdrawal charge,	Contacting the Company.”
maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II; or
> Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the Guaranteed
Accumulation Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation
Account. The amount available from the Fixed Plus Account II may be limited;
• Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
• Properly complete a disbursement form and submit it to the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II, see APPENDIX I.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
•	As of the next valuation date after we receive a request for withdrawal in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company”; or
• On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. The contract allows for a one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated
based on the subaccount values next computed following our receipt of your request and the amount to be reinstated.
We will reinstate in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinstatement of amounts withdrawn from the GAA. See APPENDIX II. Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.109860-13 27

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
•	Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following:
> Salary reduction contributions made after December 31, 1988;
> Earnings on those contributions; and
>	Earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax
Code or regulations.
•	The contract may require that the contract holder certify that you are eligible for a distribution.

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS - Distributions – Eligibility – 403(b) and
Roth 403(b) Plans.”

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full Withdrawal Provisions. Although the
Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk”
guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Availability of Systematic Distribution Options. These options may be	Distribution Option
exercised at any time during the accumulation phase of the contract. To exercise
one of these options the account value must meet any minimum dollar amount	If available under your plan,
and age criteria applicable to that option. No early withdrawal charge applies to	a systematic distribution
amounts paid out under systematic distribution options. To determine what	option allows you to receive
systematic distribution options are available, check with the contract holder or	regular payments from your
the Company. The Company reserves the right to discontinue the availability of	account without moving into
one or all of the systematic distribution options at any time, and/or to change the	the income phase. By
terms for future elections.	remaining in the
accumulation phase, you
Systematic distribution options currently available under the contract include the	retain certain rights and
following:	investment flexibility not
• Systematic Withdrawal Option (“SWO”). SWO is a series of partial	available during the income
withdrawals from your account based on a payment method you select. It is	phase. Because the account
designed for those who want a periodic income while retaining	remains in the accumulation
accumulation phase investment flexibility for amounts accumulated under	phase, all accumulation
the account. (This option may not be available if you have an outstanding	phase charges continue to
loan); and	apply.
• Estate Conservation Option (“ECO”). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distribution. Under
ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later) and pays you that amount once a year.

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

PRO.109860-13 28

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “TAX CONSIDERATIONS.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account II. Additional restrictions may apply under the
Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Generally loans are only available from 403(b) plans utilizing contracts described in this prospectus. Loans are not available from Roth
401(k) or Roth 403(b) contracts or accounts, and the participant Roth 401(k) or Roth 403(b) account is excluded from the amount available for loan. For Tax Code section 401(a), 401(k) or 457(b) plans where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan's administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, this means that although your Roth 457(b) account may be included in the calculation of the amount available for loan ("lienable"), the amount of your Roth 457(b) account may not be part of a loan ("loanable"). Accordingly, the amount available for a full or partial withdrawal from a Participant Roth Account will not be reduced by any outstanding loan balance.
Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your 457(b)
Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

DEATH BENEFIT
During the Income Phase
The contract provides a death benefit in the event of your death, which is
payable to the beneficiary named under the contract (contract beneficiary) as	This section provides
follows:	information about the
• Under contracts issued in connection with most types of plans except	accumulation phase. For death
voluntary 403(b) plans (including Roth 403(b) plans), the contract holder	benefit information applicable
must be named as the contract beneficiary, but may direct that we make any	to the income phase, see
payments to the beneficiary you name under the plan (plan beneficiary); and	“INCOME PHASE.”
• Under contracts issued in connection with voluntary 403(b) plans (including
Roth 403(b) plans), you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

PRO.109860-13 29

During the Accumulation Phase

Payment Process:
• Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the
Company with proof of death acceptable to us and a payment request in good order;
• The payment request should include selection of a benefit payment option; and
• Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “INCOME PHASE - Payment Options”); and
• Payment under an available systematic distribution option (subject to limitations) (see “SYSTEMATIC
DISTRIBUTION OPTIONS”).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the
Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX II and in the Guaranteed Accumulation Account
prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

PRO.109860-13 30

Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account;
or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the Guaranteed Accumulation Account.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
• Start date;
• Income phase payment option (see the income phase payment options table in this section);
• Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
• Choice of fixed or variable income phase payments;
• Selection of an assumed net investment rate (only if variable income phase payments are elected); and
• Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

PRO.109860-13 31

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See
“CONTRACT OVERVIEW - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract.
This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since
July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-
sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

PRO.109860-13	32

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:
• Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and
• Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment
Life Income	will be made should the annuitant die prior to the second payment’s due date.
Death Benefit--None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Life Income--	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all
Payments*	the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income--	• when you select this option you choose for 100%, 66 2/3% or 50% of the payment to
Two Lives	continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit--None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for
Life Income--	your choice of 5 to 30 years, or as otherwise specified in the contract.
Two Lives--	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Guaranteed	first death.
Payments*	Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income--	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit--Payment to the Beneficiary: Following the annuitant’s death, we will pay a
Option (fixed	lump-sum payment equal to the amount originally applied to the payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.
Life Income--	Length of Payments: For as long as either annuitant lives.
Two Lives--	Continuing Payment: 100% of the payment to continue after the first death.
Cash Refund	Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-
Option (fixed	sum payment equal to the amount applied to the income phase payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be
Nonlifetime--	requested at any time (see below).
Guaranteed	Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
Payments*	guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.109860-13	33

Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed (as specified by the contract)
will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal Charge.”
Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).

TAX CONSIDERATIONS
In this Section:
Introduction
· Introduction;
The contract described in this prospectus is designed to be treated as an
annuity for U.S. federal income tax purposes. This section discusses our	· Taxation of Qualified
understanding of current federal income tax laws affecting the contract. The	Contracts;
U.S. federal income tax treatment of the contract is complex and sometimes
uncertain. You should keep the following in mind when reading this section:	· Possible Changes in
• Your tax position (or the tax position of the designated beneficiary, as	Taxation; and
applicable) may influence the federal taxation of amounts held or paid out
under the contract;	· Taxation of the
• Tax laws change. It is possible that a change in the future could affect	Company.
contracts issued in the past, including the contract described in this
prospectus;	When consulting a qualified
• This section addresses some, but not all, applicable federal income tax	tax adviser, be certain that he
rules and does not discuss federal estate and gift tax implications, state and	or she has expertise in the Tax
local taxes or any other tax provisions; and	Code sections applicable to
• No assurance can be given that the IRS would not assert, or that a court	your tax concerns.
would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”).
Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(b) or 457(b) of the
Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.109860-13 34

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement; and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) (eligible)
plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-
compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-
controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In
Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.109860-13	35

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $51,000 (as indexed for 2013). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b)
plan to generally no more than $17,500 (2013). Contribution limits are subject to annual adjustments for cost-of-
living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,500 (as indexed for 2013). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

PRO.109860-13 36

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
•	$5,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2013 is $17,500, plus the catch-up contribution limit of
$5,500 (2013); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
•	The distribution is an eligible rollover distribution and is directly transferred over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);
or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

PRO.109860-13	37

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or
Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

PRO.109860-13	38

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth
457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

PRO.109860-13 39

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b)
Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers.
Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts
(instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 401(k), Roth 403(b) or Roth 457(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

PRO.109860-13 40

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

On January 2, 2013, The American Taxpayer Relief Act of 2012 (HR 8) was signed into law. This law expanded a participant’s ability to convert their pre-tax monies in a 401(k), 403(b) or governmental 457 plan into Roth post tax funds through a taxable “In-Plan Roth Rollover” transfer. Although this new law is effective for In-Plan Roth Rollover transfers made on or after December 31, 2012, and may include amounts held under a plan prior to that date, there are many issues from a federal income tax and plan administration perspective that need to be resolved before a recordkeeper may offer this new In-Plan Roth Rollover feature to plan sponsors. Consequently, In-Plan Roth Rollover transfers may not yet be available through the contract.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.109860-13 41

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.
• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives install and service contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the contract. To permit these sales representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account or first contract year range from 0% to 3%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract

PRO.109860-13 42

and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the
“Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING
Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-
dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the
Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

PRO.109860-13 43

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	NFP Securities, Inc.
•	Symetra Investment Services, Inc.	•	Morgan Keegan and Company, Inc.
•	LPL Financial Corporation	•	Securities America, Inc.
•	American Portfolios Financial Services, Inc.	•	Cadaret, Grant & Co., Inc.
•	MetLife Securities, Inc.	•	Tower Square Securities, Inc.®
•	Cetera Financial Group	•	NIA Securities, L.L.C.
•	Morgan Stanley Smith Barney LLC	•	RBC Capital Markets, LLC
•	Lincoln Financial Advisors Corporation	•	Woodbury Financial Services, Inc.
•	Financial Telesis Inc./Jhw Financial Services Inc.	•	National Planning Corporation
•	Walnut Street Securities, Inc.®	•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	PlanMember Securities Corporation	•	PFS Investments Inc.
•	Northwestern Mutual Investment Services, LLC	•	First Allied Securities, Inc.
•	Royal Alliance Associates, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference.
Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

PRO.109860-13		44

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-
date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

PRO.109860-13 45

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account II, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least 12 months after the contract effective date or until at least 12 months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 401(k) and/or Roth 403(b) annuity contract (or Roth 401(k) and/or Roth 403(b) account) under the
Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

· Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a
defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

· Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
ING Financial Advisers, LLC, periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.
It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the
Company’s policies and procedures.

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the
Company's results of operations or cash flows in a particular quarterly or annual period.

PRO.109860-13 46

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when
	trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is
	not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the
	subaccount’s assets; or
•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous 12 months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:
•	General Information and History	2
•	Variable Annuity Account C	2
•	Offering and Purchase of Contracts	3
•	Income Phase Payments	3
•	Sales Material and Advertising	5
•	Experts	5
•	Financial Statements of the Separate Account - Variable Annuity Account C	S-1
•	Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.”

PRO.109860-13	47

APPENDIX I

FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus
Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed 7 years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

PRO.109860-13	48

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any
Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
• One-fourth of the remaining Fixed Plus Account II value 12 months later;
• One-third of the remaining Fixed Plus Account II value 12 months later;
• One-half of the remaining Fixed Plus Account II value 12 months later; and
• The balance of the Fixed Plus Account II value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account II. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:
• Due to your death during the accumulation phase if the amount is paid within six months of your death;
• Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;
• When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;
• Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
> If applicable, the hardship is certified by the employer;
> The amount is paid directly to you; and
> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;
• Due to your separation from service with the employer, provided that all the following apply:
> The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
> Separation from service is documented in a form acceptable to us;
> The amount withdrawn is paid directly to you; and
> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-
month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

PRO.109860-13 49

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to
$2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20%
amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

PRO.109860-13	50

APPENDIX II

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (the “GAA”) is a fixed interest option that may be available during the accumulation phase. Amounts applied to the GAA will be held in a nonunitized separate account within the
Company’s general account. This Appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

In General. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:
• The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the GAA;
and
• The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into the GAA, which you must elect at the time you initiate the external transfer. Under this rate lock provision, if applicable, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:
(a) is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
(b) is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If applicable, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract - once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.109860-13 51

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:
• Market Value Adjustment (“MVA”) - as described in this Appendix and in the GAA prospectus;
• Tax Penalties and/or Tax withholding - see “TAX CONSIDERATIONS”;
• Early Withdrawal Charge - see “FEES”; and/or
• Maintenance Fee - see “FEES.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “SYSTEMATIC
DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times.
Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term-three years or less; and
• Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract.
However, transfers may not be made during the deposit period in which your account dollars are invested in the
GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your
GAA dollars to any of the subaccounts available during the income phase.

PRO.109860-13 52

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the
GAA when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the GAA. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this
Appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering.
You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.109860-13	53

APPENDIX III

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b) or 401(a)/(k) of the Tax Code (Except Voluntary
Section 403(b) Plans) (including Roth 403(b) and Roth 401(k) Plans)*

The employer has adopted a plan under Tax Code sections 403(b) (including Roth 403(b)), 401(a)/(k) (including
Roth 401(k)) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (the “Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her employee account subject to the restrictions of Tax Code sections
403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her employer account;
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company;
• The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;
• On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and
• In the event of the participant’s death, the employer is the named beneficiary under the terms of the Contract.
The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX
CONSIDERATIONS - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.109860-13	54

APPENDIX IV

FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•	AllianzGI NFJ Small-Cap Value Fund is only available to plans offering the fund prior to May 6, 2005.
•	The Columbia Diversified Equity Income Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.
•	The Columbia High Yield Bond Fund (Class R3) is available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31, 2011.
•	The ING Growth and Income Portfolio (Class I) is available only to those contracts that were offering the
ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010.
•	The ING Growth and Income Portfolio (Class S) is available only to those contracts that were offering the
ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
•	The ING Large Cap Growth Portfolio (Class I) is available only to those contracts that were offering the ING
Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I)
prior to January 21, 2011. Class S shares remain available for investment under the contract.
•	The ING Large Cap Value Portfolio (Class I) is available only to those contracts that were offering the ING
Pioneer Equity Income Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING Multi-Manager Large Cap Core Portfolio (Class I) is available only to those contracts that were offering the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING Pioneer Fund Portfolio (Class I) is available only to those contracts that were offering the Pioneer
Fund VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) are available only to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the contract.
•	The ING Templeton Global Growth Portfolio (Class I) is available only to those contracts that were offering the Templeton Growth Fund, Inc. (Class A) prior to July 27, 2007. Class S shares remain available for investment under the contract.
•	The ING Value Choice Fund (Class A) is available only to shareholders of record as of July 29, 2011, and plans offering the fund prior to October 31, 2011.
•	Lazard Emerging Markets Equity Portfolio (Open Shares) is only available to plans offering the portfolio prior to July 19, 2010.
•	Lord Abbett Developing Growth Fund is only available to plans offering the fund prior to January 15, 2012.
•	Lord Abbett Mid Cap Stock Fund, Inc. is only available to plans offering the fund prior to September 1, 2005.
•	Lord Abbett Research Fund, Inc. - Small-Cap Value Series is only available to plans offering the fund prior to
September 1, 2005.
•	T. Rowe Price Mid-Cap Value Fund is only available to plans offering the fund prior to February 25, 2005.

List of Fund Name Changes

	New Fund Name	Former Fund Name
AllianzGI NFJ Dividend Value Fund		Allianz NFJ Dividend Value Fund
AllianzGI NFJ Small-Cap Value Fund		Allianz NFJ Small-Cap Value Fund
ING Columbia Contrarian Core Portfolio		ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio		ING Invesco Van Kampen Comstock Portfolio
ING Invesco Growth and Income Portfolio		ING Invesco Van Kampen Growth and Income Portfolio
ING Multi-Manager Large Cap Core Portfolio		ING Pioneer Fund Portfolio

PRO.109860-13		55

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Alger Capital Appreciation Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
AllianceBernstein Growth and Income Fund, Inc.	Seeks long-term growth of capital.

Investment Adviser: AllianceBernstein, L.P.
AllianzGI NFJ Dividend Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
AllianzGI NFJ Small-Cap Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC. (“NFJ”)
Amana Growth Fund	Seeks long-term capital growth, consistent with
Islamic principles.
Investment Adviser: Saturna Capital Corporation
Amana Income Fund	Seeks current income and preservation of capital,
consistent with Islamic principles.
Investment Adviser: Saturna Capital Corporation
American Balanced FundÒ	Seeks to provide (1) conservation of capital, (2)
current income and (3) long-term growth of capital.
Investment Adviser: Capital Research and Management
CompanySM


PRO.109860-13	56

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
American Century Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investment in inflation-indexed
Investment Adviser: American Century Investment	securities.
Management, Inc.
Ariel Appreciation Fund	Seeks long-term capital appreciation by investing in
undervalued companies that show strong potential
Investment Adviser: Ariel Investments, LLC	for growth.
Ariel Fund	Seeks long-term capital appreciation by investing in
undervalued companies that show strong potential
Investment Adviser: Ariel Investments, LLC	for growth.
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited
Partnership
BlackRock Equity Dividend Fund	Seeks long-term total return and current income.

Investment Adviser: BlackRock Advisors, LLC

Subadviser: BlackRock Investment Management, LLC
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income
by investing in securities, primarily equity securities
Investment Adviser: BlackRock Advisors, LLC	that Fund management believes are undervalued
and therefore represent an investment value.
Subadviser: BlackRock Investment Management, LLC
CRM Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Cramer Rosenthal McGlynn, LLC
Capital World Growth and Income FundSM	Seeks to provide long-term growth of capital while
providing current income.
Investment Adviser: Capital Research and Management
CompanySM
ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level of
current income and as a secondary objective steady
Investment Adviser: Columbia Management Investment	growth of capital.
Advisers, LLC
Columbia High Yield Bond Fund	Seeks to provide shareholders with high level of
current income as its primary objective and as its
Investment Adviser: Columbia Management Investment	secondary objective, capital growth.
Advisers, LLC
Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Investment
Advisers, LLC


PRO.109860-13 57

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Dodge & Cox International Stock Fund	Seeks long-term growth of principal and income.

Investment Adviser: Dodge & Cox
Dodge & Cox Stock Fund	Seeks long-term growth of principal and income.

Investment Adviser: Dodge & Cox
Eaton Vance Large-Cap Value Fund*	Seeks total return.

Investment Adviser: Boston Management and Research
(BMR), a subsidiary of Eaton Vance Management**

* This fund invests all of its investable assets in interests in
Large-Cap Value Portfolio, which has the same
investment objective and policies as the fund.
**Investment adviser to the Large-Cap Value Portfolio
EuroPacific Growth Fund Ò	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Fidelity® Advisor New Insights Fund	Seeks capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc.(“FMRC”) and other
investment advisers
Fidelity Ò VIP Contrafund Ò Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity Ò VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to achieve a
Investment Adviser: Fidelity Management & Research	yield which exceeds the composite yield on the
Company (“FMR”)	securities comprising the S&P 500 Ò Index.

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity Ò VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net
Investment Adviser: Franklin Advisory Services, LLC	assets in investments of small capitalization
companies.

PRO.109860-13 58

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Franklin Small-Mid Cap Growth Fund	Seeks long-term capital growth.

Investment Adviser: Franklin Advisers, Inc.
Fundamental InvestorsSM	Seeks to achieve long-term growth of capital and
income.
Investment Adviser: Capital Research and Management
CompanySM
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income;
Investment Adviser: ING Investments, LLC	the secondary investment objective is long-term
capital appreciation.
Subadviser: ING Investment Management Co. LLC
ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisor, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
ING Clarion Real Estate Portfolio	A non-diversified Portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: CBRE Clarion Securities LLC
ING Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC
ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC


PRO.109860-13 59

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING Core Equity Research Fund		Seeks long-term growth of capital and income.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a service mark of Fidelity Management & Research
Company
ING GNMA Income Fund		Seeks a high level of current income consistent with
liquidity and safety of principal through investment
Investment Adviser: ING Investments, LLC		primarily in Government National Mortgage
Association (“GNMA”) mortgage-backed securities
Subadviser: ING Investment Management Co. LLC		(also known as GNMA Certificates) that are
guaranteed as to the timely payment of principal
and interest by the U.S. government.
ING Global Bond Portfolio		Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC		appreciation.

Subadviser: ING Investment Management Co. LLC
ING Global Real Estate Fund		Seeks to provide investors with high total return,
consisting of capital appreciation and current
Investment Adviser: ING Investments, LLC		income.

Subadviser: CBRE Clarion Securities LLC
ING Global Resources Portfolio		A non-diversified Portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio		Seeks to maximize total return through investments
in a diversified portfolio of common stocks and
Investment Adviser: ING Investments, LLC		securities convertible into common stocks. It is
anticipated that capital appreciation and investment
Subadviser: ING Investment Management Co. LLC		income will both be major factors in achieving total
return.
ING Growth Opportunities Fund		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return performance of
the S&P 500 Index, while maintaining a market
Investment Adviser: ING Investments, LLC		level of risk.

Subadviser: ING Investment Management Co. LLC


PRO.109860-13	60

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING Index Plus MidCap Portfolio		Seeks to outperform the total return performance of
the Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio		Seeks to outperform the total return performance of
the Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Solution 2015 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2025 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2035 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2045 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Index Solution 2055 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.


PRO.109860-13	61

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING Index Solution Income Portfolio		Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Fund		Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC		through investments in a diversified portfolio
consisting primarily of debt securities. It is
Subadviser: ING Investment Management Co. LLC		anticipated that capital appreciation and investment
income will both be major factors in achieving total
return.
ING International Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of a widely
accepted international index.
Subadviser: ING Investment Management Co. LLC
ING International SmallCap Fund		Seeks maximum long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: Acadian Asset Management LLC and
Wellington Management Company, LLP
ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.

PRO.109860-13	62

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Fund		Seeks long-term growth of capital and current
income.
Investment Adviser: ING Investments, LLC

Subadviser: ING U.S. Investment Management
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of capital,
and secondarily seeks reasonable opportunity for
Subadviser: Massachusetts Financial Services Company		growth of capital and income.
ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*		Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC		investment in high-quality money market
instruments while maintaining a stable share price
Subadviser: ING Investment Management Co. LLC		of $1.00.

* There is no guarantee that the ING Money Market
Portfolio subaccount will have a positive or level return.
ING Multi-Manager Large Cap Core Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment
Advisers, LLC and The London Company of Virginia
d/b/a The London Company

PRO.109860-13	63

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company
LLC
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: Pacific Investment Management Company
LLC (PIMCO)
ING Pioneer High Yield Portfolio		Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Real Estate Fund		A non-diversified fund that seeks total return
consisting of long-term capital appreciation and
Investment Adviser: ING Investments, LLC		current income.

Subadviser: CBRE Clarion Securities LLC
ING RussellTM Large Cap Growth Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Russell Top
200® Growth Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Russell Top
200® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Value Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Russell Top
200® Value Index.
Subadviser: ING Investment Management Co. LLC

PRO.109860-13	64

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING RussellTM Mid Cap Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Russell
Midcap® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Small Cap Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Russell
2000® Index.
Subadviser: ING Investment Management Co. LLC
ING Small Company Portfolio		Seeks growth of capital primarily through
investment in a diversified portfolio of common
Investment Adviser: ING Investments, LLC		stocks of companies with smaller market
capitalizations.
Subadviser: ING Investment Management Co. LLC
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution 2015 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2035 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution 2045 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.

PRO.109860-13	65

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING Solution 2055 Portfolio		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
Subadviser: ING Investment Management Co. LLC		investment objective will be to seek to provide a
combination of total return and stability of principal
consistent with an asset allocation targeted to
retirement.
ING Solution Income Portfolio		Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital
Investment Adviser: Directed Services LLC		and with prudent investment risk.

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth		Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as long-
term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

PRO.109860-13	66

Fund Name and		Investment Objective(s)
Investment Adviser/Subadviser
ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio		Seeks capital appreciation. Current income is only
an incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited
ING U.S. Bond Index Portfolio		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of the Barclays
Capital U.S. Aggregate Bond Index.
Subadviser: ING Investment Management Co. LLC
ING Value Choice Fund		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
Invesco Endeavor Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.

Subadviser: Invesco Canada, Ltd.
Invesco Global Health Care Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Mid Cap Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Small Cap Value Fund		Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.
Lazard Emerging Markets Equity Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
Lazard U.S. Mid Cap Equity Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC

PRO.109860-13	67

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Lord Abbett Core Fixed Income Fund	The Fund’s investment objective is to seek income
and capital appreciation to produce a high total
Investment Adviser: Lord, Abbett & Co. LLC (Lord	return.
Abbett)
Lord Abbett Developing Growth Fund, Inc.	The Fund’s investment objective is long-term
growth of capital through a diversified and actively
Investment Adviser: Lord, Abbett & Co. LLC (Lord	managed portfolio consisting of developing growth
Abbett)	companies, many of which are traded over the
counter.
Lord Abbett Fundamental Equity Fund	The Fund’s investment objective is long-term
growth of capital and income without excessive
Investment Adviser: Lord, Abbett & Co. LLC (Lord	fluctuations in market value.
Abbett)
Lord Abbett Mid Cap Stock Fund, Inc.	The Fund seeks capital appreciation through
investments, primarily in equity securities, which
Investment Adviser: Lord, Abbett & Co. LLC (Lord	are believed to be undervalued in the marketplace.
Abbett)
Lord Abbett Research Fund, Inc. - Small-Cap Value	The Fund’s investment objective is long-term
Series	capital appreciation.

Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)
Mainstay Large Cap Growth Fund	Seeks long-term growth of capital.

Investment Adviser: New York Life Investments

Subadviser: Winslow Capital Management, Inc.
Massachusetts Investors Growth Stock Fund	Seeks capital appreciation.

Investment Adviser: Massachusetts Financial Services
Company (“MFS”)
Mutual Global Discovery Fund	Seeks capital appreciation.

Investment Adviser: Franklin Mutual Advisers, LLC
Neuberger Berman Genesis Fund®	Seeks growth of capital.

Investment Adviser: Neuberger Berman Management
LLC

Subadviser: Neuberger Berman LLC
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet the
Investment Adviser: Neuberger Berman Management	Fund's financial criteria and social policy.
LLC

Subadviser: Neuberger Berman LLC
New Perspective Fund Ò	Seeks to provide long-term growth of capital.
Future income is a secondary objective.
Investment Adviser: Capital Research and Management
CompanySM

PRO.109860-13 68

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Oppenheimer Capital Appreciation Fund	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Developing Markets Fund	The Fund aggressively seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Gold & Special Minerals Fund	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer International Bond Fund	The Fund’s primary objective is to seek total return.
As a secondary objective, the Fund seeks income
Investment Adviser: OppenheimerFunds, Inc.	when consistent with total return.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment Management	management.
Company LLC (PIMCO)
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management,
Inc.
Pioneer High Yield Fund	Seeks to maximize total return through a
combination of income and capital appreciation.
Investment Adviser: Pioneer Investment Management,
Inc.
Pioneer Strategic Income Fund	Seeks a high level of current income.

Investment Adviser: Pioneer Investment Management,
Inc.
Royce Total Return Fund	Seeks both long-term growth of capital and current
income.
Investment Adviser: Royce & Associates, LLC
(“Royce”)
T. Rowe Price Mid-Cap Value Fund	Seeks to provide long-term capital appreciation by
investing primarily in mid-size companies that
Investment Adviser: T. Rowe Price Associates, Inc.	appear to be undervalued.
Templeton Foreign Fund	The Fund’s investment goal is long-term capital
growth.
Investment Adviser: Templeton Global Advisors
Limited
The Growth Fund of America Ò	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
The Income Fund of America Ò	Seeks to provide current income while secondarily
striving for capital growth.
Investment Adviser: Capital Research and Management
CompanySM

PRO.109860-13 69

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
Thornburg International Value Fund	Seeks long-term capital appreciation. The
secondary, non-fundamental goal of the Fund is to
Investment Adviser: Thornburg Investment	seek some current income.
Management, Inc. (“Thornburg”)
Vanguard® Diversified Value Portfolio*	Seeks to provide long-term capital appreciation and
income.
Investment Adviser: Barrow, Hanley, Mewhinney &
Strauss, Inc.

*Vanguard is a trademark of The Vanguard Group, Inc.
Vanguard® Equity Income Portfolio*	Seeks to provide an above-average level of current
income and reasonable long-term capital
Investment Adviser: Wellington Management Company,	appreciation.
LLP and Vanguard’s Equity Investment Group

*Vanguard is a trademark of The Vanguard Group, Inc.
Vanguard® Small Company Growth Portfolio*	Seeks to provide long-term capital appreciation.

Investment Adviser: Granahan Investment Management,
Inc. and Vanguard’s Equity Investment Group

*Vanguard is a trademark of The Vanguard Group, Inc.
Victory Small Company Opportunity Fund	Seeks to provide capital appreciation.

Investment Adviser: Victory Capital Management, Inc.
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Washington Mutual Investors FundSM	Seeks to produce income and to provide an
opportunity for growth of principal consistent with
Investment Adviser: Capital Research and Management	sound common stock investing.
CompanySM
Wells Fargo Advantage Special Small Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds Management,
LLC

Subadviser: Wells Capital Management Incorporated

PRO.109860-13 70

APPENDIX V
CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS
Table 1 - For Contracts With A Daily Asset Charge of 0.00%	CFI 1
Table 2 - For Contracts With A Daily Asset Charge of 0.05%	CFI 9
Table 3 - For Contracts With A Daily Asset Charge of 0.10%	CFI 10
Table 4 - For Contracts With A Daily Asset Charge of 0.15%	CFI 12
Table 5 - For Contracts With A Daily Asset Charge of 0.20%	CFI 17
Table 6 - For Contracts With A Daily Asset Charge of 0.25%	CFI 22
Table 7 - For Contracts With A Daily Asset Charge of 0.30%	CFI 28
Table 8 - For Contracts With A Daily Asset Charge of 0.35%	CFI 30
Table 9 - For Contracts With A Daily Asset Charge of 0.40%	CFI 41
Table 10 - For Contracts With A Daily Asset Charge of 0.45%	CFI 50
Table 11 - For Contracts With A Daily Asset Charge of 0.50%	CFI 56
Table 12 - For Contracts With A Daily Asset Charge of 0.55%	CFI 69
Table 13 - For Contracts With A Daily Asset Charge of 0.60%	CFI 78
Table 14 - For Contracts With A Daily Asset Charge of 0.65%	CFI 89
Table 15 - For Contracts With A Daily Asset Charge of 0.70%	CFI 100
Table 16 - For Contracts With A Daily Asset Charge of 0.75%	CFI 113
Table 17 - For Contracts With A Daily Asset Charge of 0.80%	CFI 121
Table 18 - For Contracts With A Daily Asset Charge of 0.85%	CFI 134
Table 19 - For Contracts With A Daily Asset Charge of 0.90%	CFI 145
Table 20 - For Contracts With A Daily Asset Charge of 0.95%	CFI 154
Table 21 - For Contracts With A Daily Asset Charge of 1.00%	CFI 163
Table 22 - For Contracts With A Daily Asset Charge of 1.05%	CFI 173
Table 23 - For Contracts With A Daily Asset Charge of 1.10%	CFI 184
Table 24 - For Contracts With A Daily Asset Charge of 1.15%	CFI 195
Table 25 - For Contracts With A Daily Asset Charge of 1.20%	CFI 205
Table 26 - For Contracts With A Daily Asset Charge of 1.25%	CFI 213
Table 27 - For Contracts With A Daily Asset Charge of 1.30%	CFI 226
Table 28 - For Contracts With A Daily Asset Charge of 1.35%	CFI 233
Table 29 - For Contracts With A Daily Asset Charge of 1.40%	CFI 243
Table 30 - For Contracts With A Daily Asset Charge of 1.45%	CFI 253
Table 31 - For Contracts With a Daily Asset Charge of 1.55%	CFI 262

PRO.109860-13 71

APPENDIX V

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2012, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2012 are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.50	$13.05	$11.58	$9.59	$12.95	$12.29
Value at end of period	$15.37	$13.50	$13.05	$11.58	$9.59	$12.95
Number of accumulation units outstanding at end of period	29,844	25,431	11,424	9,529	8,670	7,267
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.88
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	1,143
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.47
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	2,542
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$17.35
Value at end of period	$17.90
Number of accumulation units outstanding at end of period	14,696
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.96
Value at end of period	$15.15
Number of accumulation units outstanding at end of period	750
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.61	$18.12	$16.61	$11.98	$20.20	$17.04
Value at end of period	$18.56	$15.61	$18.12	$16.61	$11.98	$20.20
Number of accumulation units outstanding at end of period	37,987	112,305	82,862	73,444	73,097	66,492
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.15	$12.95
Value at end of period	$14.06	$12.15
Number of accumulation units outstanding at end of period	2,053	162

CFI 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.26	$15.72	$13.46	$9.96	$17.40	$14.95
Value at end of period	$17.69	$15.26	$15.72	$13.46	$9.96	$17.40
Number of accumulation units outstanding at end of period	84,128	227,544	191,341	178,049	165,284	158,219
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.96	$11.89	$10.37	$8.00	$14.00	$14.05
Value at end of period	$13.97	$11.96	$11.89	$10.37	$8.00	$14.00
Number of accumulation units outstanding at end of period	21,326	21,519	22,737	19,397	13,256	12,574
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.66	$11.68	$9.45	$7.39	$14.05	$11.36
Value at end of period	$13.32	$11.66	$11.68	$9.45	$7.39	$14.05
Number of accumulation units outstanding at end of period	13,613	13,631	13,602	11,705	11,649	7,673
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.05	$16.71	$13.06	$10.13	$13.90
Value at end of period	$18.96	$16.05	$16.71	$13.06	$10.13
Number of accumulation units outstanding at end of period	17,712	16,371	1,187	0	699
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.45	$15.49
Value at end of period	$15.98	$14.45
Number of accumulation units outstanding at end of period	17,415	16,543
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.06	$9.27	$8.73
Value at end of period	$10.59	$9.06	$9.27
Number of accumulation units outstanding at end of period	22,857	18,492	147
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$16.77	$17.32	$15.85
Value at end of period	$19.52	$16.77	$17.32
Number of accumulation units outstanding at end of period	4,062	2,230	2,032
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.32	$12.52	$10.99	$9.24	$12.89	$12.36
Value at end of period	$13.96	$12.32	$12.52	$10.99	$9.24	$12.89
Number of accumulation units outstanding at end of period	1,723	1,743	2,618	1,809	1,834	1,399
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.53	$16.17	$12.79	$9.46	$16.10	$15.65
Value at end of period	$19.79	$16.53	$16.17	$12.79	$9.46	$16.10
Number of accumulation units outstanding at end of period	24,064	23,473	10,884	7,885	8,254	6,564
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.62
Value at end of period	$15.80
Number of accumulation units outstanding at end of period	673

		CFI 2

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.76
Value at end of period	$14.23
Number of accumulation units outstanding at end of period	657
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.90	$10.88	$8.51	$6.27	$10.20	$10.52
Value at end of period	$13.73	$11.90	$10.88	$8.51	$6.27	$10.20
Number of accumulation units outstanding at end of period	5,172	83,652	89,435	96,335	81,726	63,687
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.04	$11.58	$10.33	$7.85	$11.92
Value at end of period	$12.39	$11.04	$11.58	$10.33	$7.85
Number of accumulation units outstanding at end of period	6,183	4,493	14,743	0	11,471
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.72	$16.54	$12.89	$9.27	$15.24	$13.26
Value at end of period	$16.86	$14.72	$16.54	$12.89	$9.27	$15.24
Number of accumulation units outstanding at end of period	4,142	61,693	61,511	50,131	42,889	44,375
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.15
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	690
ING GNMA INCOME FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.81	$13.79	$12.98	$12.37	$11.57	$10.95
Value at end of period	$15.24	$14.81	$13.79	$12.98	$12.37	$11.57
Number of accumulation units outstanding at end of period	10,333	9,811	8,207	6,980	6,065	2,511
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.76	$11.82	$10.41	$8.48	$13.57	$13.09
Value at end of period	$13.40	$11.76	$11.82	$10.41	$8.48	$13.57
Number of accumulation units outstanding at end of period	14,760	15,873	7,656	5,243	5,298	8,802
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.06	$14.28	$11.76	$8.96	$14.41	$14.28
Value at end of period	$16.48	$14.06	$14.28	$11.76	$8.96	$14.41
Number of accumulation units outstanding at end of period	17,886	16,475	15,875	11,289	9,742	7,947
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.37	$13.53	$11.05	$8.89	$13.44	$14.28
Value at end of period	$14.97	$13.37	$13.53	$11.05	$8.89	$13.44
Number of accumulation units outstanding at end of period	2,600	19,665	24,380	30,412	23,642	16,870
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$11.40
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	151

		CFI 3

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.27
Value at end of period	$12.87
Number of accumulation units outstanding at end of period	471
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.49
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	991
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.77
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	968
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.21
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	315
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.98	$12.97	$11.83	$10.48	$11.65	$11.06
Value at end of period	$15.21	$13.98	$12.97	$11.83	$10.48	$11.65
Number of accumulation units outstanding at end of period	22,005	34,940	32,197	21,115	26,543	18,518
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.85	$12.92	$11.80	$10.62	$11.64	$11.06
Value at end of period	$15.09	$13.85	$12.92	$11.80	$10.62	$11.64
Number of accumulation units outstanding at end of period	54,068	61,687	57,385	51,000	37,722	34,663
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.16	$8.17	$7.60	$6.16
Value at end of period	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	1,366	5,358	1,713	807
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.68	$17.82	$14.31	$9.84	$20.42	$18.67
Value at end of period	$17.64	$14.68	$17.82	$14.31	$9.84	$20.42
Number of accumulation units outstanding at end of period	3,363	48,153	49,568	56,971	53,893	43,193
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.23	$12.53
Value at end of period	$14.51	$12.23
Number of accumulation units outstanding at end of period	16,476	15,265
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.07	$16.01	$13.32	$7.77	$15.96	$16.02
Value at end of period	$15.55	$13.07	$16.01	$13.32	$7.77	$15.96
Number of accumulation units outstanding at end of period	0	48,260	49,310	51,499	37,988	25,423

		CFI 4

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.06	$15.77	$12.82	$10.21	$15.24	$15.32
Value at end of period	$19.27	$16.06	$15.77	$12.82	$10.21	$15.24
Number of accumulation units outstanding at end of period	17,188	13,554	9,641	7,816	7,551	7,062
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.41	$10.33
Value at end of period	$12.27	$10.41
Number of accumulation units outstanding at end of period	2,766	4,143
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.93	$8.66	$7.28	$6.48	$9.31	$9.48
Value at end of period	$10.21	$8.93	$8.66	$7.28	$6.48	$9.31
Number of accumulation units outstanding at end of period	14,977	123,862	127,609	136,654	118,829	104,429
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.26	$13.07	$11.91	$10.11	$13.03	$12.77
Value at end of period	$14.73	$13.26	$13.07	$11.91	$10.11	$13.03
Number of accumulation units outstanding at end of period	365	1,005	208	186	104	112
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.27	$12.56
Value at end of period	$13.98	$12.27
Number of accumulation units outstanding at end of period	4,478	3,195
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.39	$11.43
Value at end of period	$11.33	$11.39
Number of accumulation units outstanding at end of period	338	127
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.96	$14.14	$12.21	$8.77	$14.73	$13.94
Value at end of period	$15.73	$12.96	$14.14	$12.21	$8.77	$14.73
Number of accumulation units outstanding at end of period	13,781	13,713	14,035	12,820	13,128	9,520
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.00	$14.53	$13.51	$11.99	$12.02	$10.96
Value at end of period	$16.18	$15.00	$14.53	$13.51	$11.99	$12.02
Number of accumulation units outstanding at end of period	30,227	191,959	153,371	151,147	126,746	99,605
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.24	$10.74	$9.28	$7.48	$11.47	$11.66
Value at end of period	$11.27	$10.24	$10.74	$9.28	$7.48	$11.47
Number of accumulation units outstanding at end of period	0	85,044	103,508	107,021	118,252	146,254
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.55	$11.12	$9.44	$7.55	$11.30	$11.45
Value at end of period	$11.69	$10.55	$11.12	$9.44	$7.55	$11.30
Number of accumulation units outstanding at end of period	17,692	35,919	17,455	15,145	13,062	10,856

		CFI 5

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.51	$11.07	$9.40	$7.52	$10.39
Value at end of period	$11.66	$10.51	$11.07	$9.40	$7.52
Number of accumulation units outstanding at end of period	6,290	6,180	10,597	3,509	7,757
ING REAL ESTATE FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.12	$17.49	$13.73	$10.59	$16.33	$21.40
Value at end of period	$22.05	$19.12	$17.49	$13.73	$10.59	$16.33
Number of accumulation units outstanding at end of period	27,828	25,249	16,593	14,066	12,788	9,523
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.86
Value at end of period	$16.87
Number of accumulation units outstanding at end of period	1,963
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.47	$9.26	$8.27	$6.97
Value at end of period	$10.92	$9.47	$9.26	$8.27
Number of accumulation units outstanding at end of period	2,812	13,146	6,617	7,681
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.18	$10.40	$8.32	$6.58
Value at end of period	$11.88	$10.18	$10.40	$8.32
Number of accumulation units outstanding at end of period	2,456	6,547	2,776	1,917
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.68	$11.14	$8.83	$7.33
Value at end of period	$12.36	$10.68	$11.14	$8.83
Number of accumulation units outstanding at end of period	1,534	5,917	1,259	1,035
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.33	$11.42	$10.81
Value at end of period	$12.60	$11.33	$11.42
Number of accumulation units outstanding at end of period	83,458	290,591	284,633
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.51	$11.89	$11.07
Value at end of period	$13.04	$11.51	$11.89
Number of accumulation units outstanding at end of period	103,960	451,231	406,245
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.52	$12.10	$11.23
Value at end of period	$13.24	$11.52	$12.10
Number of accumulation units outstanding at end of period	48,011	256,766	228,410
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.56	$12.22	$11.28
Value at end of period	$13.34	$11.56	$12.22
Number of accumulation units outstanding at end of period	62,044	346,169	282,592

		CFI 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.00	$11.61	$9.75
Value at end of period	$12.68	$11.00	$11.61
Number of accumulation units outstanding at end of period	1,073	4,386	484
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.10	$11.07	$10.42
Value at end of period	$12.17	$11.10	$11.07
Number of accumulation units outstanding at end of period	5,204	22,379	18,485
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.73	$12.53	$11.30	$9.60	$12.58	$11.99
Value at end of period	$14.28	$12.73	$12.53	$11.30	$9.60	$12.58
Number of accumulation units outstanding at end of period	21,317	17,100	11,970	8,559	4,856	2,267
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.04	$12.42	$11.00	$8.80	$13.78	$13.30
Value at end of period	$13.83	$12.04	$12.42	$11.00	$8.80	$13.78
Number of accumulation units outstanding at end of period	105,979	94,163	18,031	12,613	6,758	13,813
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.39	$12.48	$11.15	$9.17	$13.21	$12.66
Value at end of period	$14.05	$12.39	$12.48	$11.15	$9.17	$13.21
Number of accumulation units outstanding at end of period	22,073	16,633	12,441	11,371	7,766	4,543
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.85	$14.45	$12.69	$9.53	$13.16	$12.69
Value at end of period	$16.99	$14.85	$14.45	$12.69	$9.53	$13.16
Number of accumulation units outstanding at end of period	103,022	177,880	162,021	165,559	144,861	108,710
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.22	$14.80	$11.55	$7.91	$13.94	$12.83
Value at end of period	$16.48	$14.22	$14.80	$11.55	$7.91	$13.94
Number of accumulation units outstanding at end of period	3,697	6,642	4,320	3,339	2,299	1,435
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.08	$13.21	$11.50	$9.21	$13.38
Value at end of period	$15.31	$13.08	$13.21	$11.50	$9.21
Number of accumulation units outstanding at end of period	5,674	5,193	4,621	0	4,384
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.37	$13.55	$11.62	$8.15	$14.14	$13.04
Value at end of period	$15.86	$13.37	$13.55	$11.62	$8.15	$14.14
Number of accumulation units outstanding at end of period	16,243	11,904	11,336	5,731	9,730	7,328
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.69	$11.04	$10.17	$7.71	$12.44
Value at end of period	$11.50	$9.69	$11.04	$10.17	$7.71
Number of accumulation units outstanding at end of period	4,049	4,379	3,436	2,365	2,445

		CFI 7

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.30
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	740
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.40	$15.58
Value at end of period	$15.87	$14.40
Number of accumulation units outstanding at end of period	4,295	3,438
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.71
Value at end of period	$15.81
Number of accumulation units outstanding at end of period	384
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.85	$13.19
Value at end of period	$13.09	$11.85
Number of accumulation units outstanding at end of period	2,385	1,874
MAINSTAY LARGE CAP GROWTH FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$13.65
Value at end of period	$13.90
Number of accumulation units outstanding at end of period	30,538
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$17.27	$17.84	$16.09	$13.33	$18.24
Value at end of period	$19.53	$17.27	$17.84	$16.09	$13.33
Number of accumulation units outstanding at end of period	0	0	0	702	0
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.01
Value at end of period	$13.39
Number of accumulation units outstanding at end of period	899
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.07	$16.36	$14.56	$10.62	$17.15	$14.80
Value at end of period	$18.14	$15.07	$16.36	$14.56	$10.62	$17.15
Number of accumulation units outstanding at end of period	32,701	125,636	117,008	115,666	120,620	142,468
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$30.05	$36.77	$29.01	$16.00	$30.84	$23.18
Value at end of period	$36.25	$30.05	$36.77	$29.01	$16.00	$30.84
Number of accumulation units outstanding at end of period	24,085	22,457	22,705	19,822	18,485	16,069
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.08
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	330

		CFI 8

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.98	$13.25	$11.87	$9.80	$14.17	$13.15
Value at end of period	$14.42	$12.98	$13.25	$11.87	$9.80	$14.17
Number of accumulation units outstanding at end of period	10,225	11,492	13,653	12,171	11,393	9,480
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$15.88
Value at end of period	$16.25
Number of accumulation units outstanding at end of period	1,437
PIONEER HIGH YIELD FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.80	$15.09	$12.86	$7.95	$12.65	$11.94
Value at end of period	$16.98	$14.80	$15.09	$12.86	$7.95	$12.65
Number of accumulation units outstanding at end of period	48,319	120,880	120,622	127,479	103,291	77,568
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.16	$11.27
Value at end of period	$12.39	$11.16
Number of accumulation units outstanding at end of period	11,132	7,152
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.13	$13.84	$12.36	$9.22	$15.17	$13.73
Value at end of period	$15.78	$13.13	$13.84	$12.36	$9.22	$15.17
Number of accumulation units outstanding at end of period	34,117	105,792	73,191	66,752	42,845	46,711
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.63	$13.91	$12.47	$10.05	$14.19	$13.93
Value at end of period	$16.33	$14.63	$13.91	$12.47	$10.05	$14.19
Number of accumulation units outstanding at end of period	11,594	8,934	7,753	6,050	3,975	2,980
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.94	$12.13	$10.73	$9.05	$13.57	$13.26
Value at end of period	$14.50	$12.94	$12.13	$10.73	$9.05	$13.57
Number of accumulation units outstanding at end of period	23,349	22,517	22,019	21,464	21,121	19,584

		TABLE 2
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.05%
	(Selected data for accumulation units outstanding throughout each period)

	2012
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.72
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	1,871
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.61
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	613

		CFI 9

	Condensed Financial Information (continued)

		TABLE 3
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.10%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
AMERICAN BALANCED FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.40	$12.96	$11.52	$9.55	$12.13
Value at end of period	$15.24	$13.40	$12.96	$11.52	$9.55
Number of accumulation units outstanding at end of period	0	0	152	9,217	13,348
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.49	$18.00	$16.51	$16.60
Value at end of period	$18.39	$15.49	$18.00	$16.51
Number of accumulation units outstanding at end of period	1,585	1,466	1,118	140
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.14	$15.61	$13.38	$9.91	$15.29
Value at end of period	$17.54	$15.14	$15.61	$13.38	$9.91
Number of accumulation units outstanding at end of period	0	0	2,963	2,964	8,010
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.34	$15.12	$11.81	$8.27	$12.28
Value at end of period	$15.83	$14.34	$15.12	$11.81	$8.27
Number of accumulation units outstanding at end of period	0	0	691	691	691
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.03	$9.25	$8.01
Value at end of period	$10.54	$9.03	$9.25
Number of accumulation units outstanding at end of period	1,797	1,592	947
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.83	$11.32
Value at end of period	$13.64	$11.83
Number of accumulation units outstanding at end of period	0	624
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.62	$16.44	$12.81
Value at end of period	$16.74	$14.62	$16.44
Number of accumulation units outstanding at end of period	709	627	376
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.67	$11.73	$10.35	$8.44	$11.93
Value at end of period	$13.29	$11.67	$11.73	$10.35	$8.44
Number of accumulation units outstanding at end of period	0	0	513	513	513
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.38	$11.79	$11.10
Value at end of period	$13.08	$11.38	$11.79
Number of accumulation units outstanding at end of period	2,644	1,939	1,219

CFI 10

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.47	$12.00	$11.24
Value at end of period	$13.26	$11.47	$12.00
Number of accumulation units outstanding at end of period	6,483	4,986	3,151
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.76	$13.84	$13.52	$10.64	$16.81
Value at end of period	$14.01	$11.76	$13.84	$13.52	$10.64
Number of accumulation units outstanding at end of period	0	0	221	171	114
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.87	$14.06	$12.15	$8.74	$13.17
Value at end of period	$15.61	$12.87	$14.06	$12.15	$8.74
Number of accumulation units outstanding at end of period	0	0	455	455	3,423
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.98	$14.37	$12.60	$12.54
Value at end of period	$17.04	$14.98	$14.37	$12.60
Number of accumulation units outstanding at end of period	764	720	586	93
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.88	$14.43	$13.63
Value at end of period	$16.04	$14.88	$14.43
Number of accumulation units outstanding at end of period	1,272	1,183	913
ING REAL ESTATE FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.97	$17.37	$13.65	$10.54	$16.58
Value at end of period	$21.85	$18.97	$17.37	$13.65	$10.54
Number of accumulation units outstanding at end of period	0	0	250	250	250
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.44	$9.23	$8.26	$8.34
Value at end of period	$10.87	$9.44	$9.23	$8.26
Number of accumulation units outstanding at end of period	1,223	1,223	1,224	279
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.64	$11.11	$8.82	$8.94
Value at end of period	$12.30	$10.64	$11.11	$8.82
Number of accumulation units outstanding at end of period	1,104	1,104	1,104	261
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$17.18	$17.09	$13.23
Value at end of period	$19.73	$17.18	$17.09
Number of accumulation units outstanding at end of period	674	603	370
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.31	$11.41	$10.81
Value at end of period	$12.56	$11.31	$11.41
Number of accumulation units outstanding at end of period	0	0	4,155

CFI 11

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.49	$11.88	$11.07
Value at end of period	$13.00	$11.49	$11.88
Number of accumulation units outstanding at end of period	0	196	858
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.54	$12.21	$11.28
Value at end of period	$13.30	$11.54	$12.21
Number of accumulation units outstanding at end of period	0	0	363
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.27	$16.68	$13.47
Value at end of period	$18.65	$15.27	$16.68
Number of accumulation units outstanding at end of period	348	310	185
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$29.82	$36.51	$28.84	$28.70
Value at end of period	$35.93	$29.82	$36.51	$28.84
Number of accumulation units outstanding at end of period	1,287	984	610	77
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.55	$16.44	$14.20	$14.38
Value at end of period	$18.49	$15.55	$16.44	$14.20
Number of accumulation units outstanding at end of period	2,252	1,706	1,062	153
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.02	$13.74	$12.29	$12.40
Value at end of period	$15.64	$13.02	$13.74	$12.29
Number of accumulation units outstanding at end of period	3,884	3,150	2,089	272

		TABLE 4
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.15%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
ALGER CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.38
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	22,053
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.34	$12.91	$11.48	$9.52	$12.23
Value at end of period	$15.17	$13.34	$12.91	$11.48	$9.52
Number of accumulation units outstanding at end of period	0	0	9,383	6,091	2,412
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.49	$11.93
Value at end of period	$13.95	$12.49
Number of accumulation units outstanding at end of period	259	2,181

CFI 12

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.60	$9.12	$8.44
Value at end of period	$9.86	$8.60	$9.12
Number of accumulation units outstanding at end of period	3,485	3,285	5,954
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.43	$17.93	$16.47	$11.89	$18.61
Value at end of period	$18.31	$15.43	$17.93	$16.47	$11.89
Number of accumulation units outstanding at end of period	237	3,645	28,770	21,753	20,170
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.12	$12.23
Value at end of period	$13.99	$12.12
Number of accumulation units outstanding at end of period	1,016	806
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.08	$15.56	$13.34	$9.89	$15.42
Value at end of period	$17.46	$15.08	$15.56	$13.34	$9.89
Number of accumulation units outstanding at end of period	0	0	33,481	30,208	23,760
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.86	$16.54	$12.94	$10.06	$14.22
Value at end of period	$18.71	$15.86	$16.54	$12.94	$10.06
Number of accumulation units outstanding at end of period	0	0	16,233	15,208	14,093
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.28	$15.07	$11.77	$8.25	$12.54
Value at end of period	$15.76	$14.28	$15.07	$11.77	$8.25
Number of accumulation units outstanding at end of period	0	0	15,011	13,808	15,083
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.02	$9.23	$8.62
Value at end of period	$10.51	$9.02	$9.23
Number of accumulation units outstanding at end of period	855	7,534	8,673
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.34	$16.01	$12.67	$9.39	$13.74
Value at end of period	$19.52	$16.34	$16.01	$12.67	$9.39
Number of accumulation units outstanding at end of period	710	2,747	15,654	11,166	9,999
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.80	$10.80	$8.46	$6.24	$9.97
Value at end of period	$13.60	$11.80	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	636	8,311	8,851	605	1,278
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.57	$16.40	$15.87
Value at end of period	$16.67	$14.57	$16.40
Number of accumulation units outstanding at end of period	5,881	14,036	13,441

CFI 13

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.62	$11.69	$10.32	$8.42	$12.01
Value at end of period	$13.23	$11.62	$11.69	$10.32	$8.42
Number of accumulation units outstanding at end of period	8,058	15,542	19,493	3,421	1,932
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.08	$12.36	$10.75	$8.38	$12.33
Value at end of period	$14.32	$12.08	$12.36	$10.75	$8.38
Number of accumulation units outstanding at end of period	0	0	13,819	12,954	11,434
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.87	$15.61	$14.70
Value at end of period	$19.01	$15.87	$15.61
Number of accumulation units outstanding at end of period	0	0	683
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.85	$8.76
Value at end of period	$10.11	$8.85
Number of accumulation units outstanding at end of period	725	290
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.28	$12.51	$11.90
Value at end of period	$13.78	$12.28	$12.51
Number of accumulation units outstanding at end of period	0	20,805	21,477
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.10	$12.93	$12.46
Value at end of period	$14.53	$13.10	$12.93
Number of accumulation units outstanding at end of period	0	6,934	6,455
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.24	$12.35	$9.94
Value at end of period	$13.92	$12.24	$12.35
Number of accumulation units outstanding at end of period	0	0	2,044
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.25	$11.32	$11.37	$11.41	$11.36
Value at end of period	$11.18	$11.25	$11.32	$11.37	$11.41
Number of accumulation units outstanding at end of period	0	0	6,129	4,118	2,317
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.93	$14.34	$14.10
Value at end of period	$16.99	$14.93	$14.34
Number of accumulation units outstanding at end of period	25	0	2,372
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.82	$14.38	$13.39	$11.91	$12.39
Value at end of period	$15.97	$14.82	$14.38	$13.39	$11.91
Number of accumulation units outstanding at end of period	4,014	3,735	39,686	29,240	28,368

CFI 14

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.46	$11.04	$9.39	$7.52	$10.51
Value at end of period	$11.57	$10.46	$11.04	$9.39	$7.52
Number of accumulation units outstanding at end of period	0	0	20,062	17,674	16,526
ING REAL ESTATE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.89	$17.31	$13.60	$10.51	$15.40
Value at end of period	$21.75	$18.89	$17.31	$13.60	$10.51
Number of accumulation units outstanding at end of period	0	0	8,436	7,255	6,040
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.30	$11.41	$10.81
Value at end of period	$12.55	$11.30	$11.41
Number of accumulation units outstanding at end of period	0	0	1,257
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.48	$11.88	$11.07
Value at end of period	$12.99	$11.48	$11.88
Number of accumulation units outstanding at end of period	0	0	6,456
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.48	$12.08	$11.22
Value at end of period	$13.18	$11.48	$12.08
Number of accumulation units outstanding at end of period	0	0	2,456
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.53	$12.20	$11.27
Value at end of period	$13.28	$11.53	$12.20
Number of accumulation units outstanding at end of period	0	0	14,135
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07	$11.05	$10.51
Value at end of period	$12.11	$11.07	$11.05
Number of accumulation units outstanding at end of period	0	0	547
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.58	$12.40	$11.20	$9.53	$12.16
Value at end of period	$14.09	$12.58	$12.40	$11.20	$9.53
Number of accumulation units outstanding at end of period	0	0	2,855	3,861	2,180
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.90	$12.29	$10.91	$8.73	$12.64
Value at end of period	$13.64	$11.90	$12.29	$10.91	$8.73
Number of accumulation units outstanding at end of period	174	174	66,203	68,130	56,779
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.24	$12.35	$11.05	$9.10	$12.33
Value at end of period	$13.86	$12.24	$12.35	$11.05	$9.10
Number of accumulation units outstanding at end of period	0	0	13,264	12,006	8,708

CFI 15

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.80
Value at end of period	$16.79
Number of accumulation units outstanding at end of period	6,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.92	$13.07	$12.06
Value at end of period	$15.11	$12.92	$13.07
Number of accumulation units outstanding at end of period	102	8,270	6,869
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.21	$13.41	$12.85
Value at end of period	$15.65	$13.21	$13.41
Number of accumulation units outstanding at end of period	0	2,464	3,614
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.23	$15.22	$13.57	$10.46	$13.75
Value at end of period	$15.66	$14.23	$15.22	$13.57	$10.46
Number of accumulation units outstanding at end of period	0	0	2,905	2,430	2,262
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.07	$18.35
Value at end of period	$19.27	$17.07
Number of accumulation units outstanding at end of period	100	35
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.89	$16.19	$14.44	$10.55	$15.92
Value at end of period	$17.90	$14.89	$16.19	$14.44	$10.55
Number of accumulation units outstanding at end of period	0	0	15,459	14,448	12,195
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$29.70	$36.39	$33.74
Value at end of period	$35.77	$29.70	$36.39
Number of accumulation units outstanding at end of period	667	2,642	3,076
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.62	$14.93	$12.74	$7.89	$12.12
Value at end of period	$16.75	$14.62	$14.93	$12.74	$7.89
Number of accumulation units outstanding at end of period	0	25	11,009	10,192	8,740
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.13	$11.21
Value at end of period	$12.34	$11.13
Number of accumulation units outstanding at end of period	10,117	9,244
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.34	$15.34	$14.08
Value at end of period	$15.76	$13.34	$15.34
Number of accumulation units outstanding at end of period	233	85	37

CFI 16

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.97	$13.70	$12.25	$9.15	$14.07
Value at end of period	$15.57	$12.97	$13.70	$12.25	$9.15
Number of accumulation units outstanding at end of period	0	0	29,243	27,168	23,735
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.46	$13.77	$13.22
Value at end of period	$16.11	$14.46	$13.77
Number of accumulation units outstanding at end of period	4,499	4,159	4,235

		TABLE 5
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.20%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.69	$13.80	$12.29
Value at end of period	$15.04	$12.69	$13.80
Number of accumulation units outstanding at end of period	21	21	36
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.74	$13.40	$12.14
Value at end of period	$14.69	$12.74	$13.40
Number of accumulation units outstanding at end of period	35	35	35
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.36	$17.87	$16.42	$10.96
Value at end of period	$18.23	$15.36	$17.87	$16.42
Number of accumulation units outstanding at end of period	11,568	93	149	8,573
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.11
Value at end of period	$17.38
Number of accumulation units outstanding at end of period	12,703
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.59
Value at end of period	$13.73
Number of accumulation units outstanding at end of period	19,250
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.80	$16.48	$12.91	$10.03
Value at end of period	$18.63	$15.80	$16.48	$12.91
Number of accumulation units outstanding at end of period	4,383	0	0	1,686
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.18
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	12,297

CFI 17

Condensed Financial Information (continued)

	2012	2011	2010	2009
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$16.51	$17.08	$14.25
Value at end of period	$19.17	$16.51	$17.08
Number of accumulation units outstanding at end of period	0	0	0
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.27	$15.95	$12.64	$8.75
Value at end of period	$19.44	$16.27	$15.95	$12.64
Number of accumulation units outstanding at end of period	0	0	0	445
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.20
Value at end of period	$15.56
Number of accumulation units outstanding at end of period	9,808
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.76	$10.77	$8.44	$5.13
Value at end of period	$13.55	$11.76	$10.77	$8.44
Number of accumulation units outstanding at end of period	0	0	0	4,049
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.86	$11.42	$10.21	$7.12
Value at end of period	$12.17	$10.86	$11.42	$10.21
Number of accumulation units outstanding at end of period	0	0	0	13,739
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.52	$16.35	$12.77	$8.81
Value at end of period	$16.61	$14.52	$16.35	$12.77
Number of accumulation units outstanding at end of period	33	33	86	2,795
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.28
Value at end of period	$13.18
Number of accumulation units outstanding at end of period	8,647
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.57	$11.65	$10.29	$8.40
Value at end of period	$13.17	$11.57	$11.65	$10.29
Number of accumulation units outstanding at end of period	0	0	0	1,179
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.84	$14.08	$11.62	$8.88
Value at end of period	$16.19	$13.84	$14.08	$11.62
Number of accumulation units outstanding at end of period	0	0	0	2,902
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.16	$13.34	$10.92	$8.80
Value at end of period	$14.70	$13.16	$13.34	$10.92
Number of accumulation units outstanding at end of period	0	0	0	1,092

		CFI 18

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.16	$11.11	$10.68
Value at end of period	$12.26	$11.16	$11.11
Number of accumulation units outstanding at end of period	0	0	0
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.36	$11.58	$10.95
Value at end of period	$12.79	$11.36	$11.58
Number of accumulation units outstanding at end of period	76	76	162
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.36	$11.78	$11.09
Value at end of period	$13.04	$11.36	$11.78
Number of accumulation units outstanding at end of period	0	0	712
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.45	$11.99	$11.24
Value at end of period	$13.22	$11.45	$11.99
Number of accumulation units outstanding at end of period	274	496	496
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.76	$12.79	$11.69	$10.28
Value at end of period	$14.95	$13.76	$12.79	$11.69
Number of accumulation units outstanding at end of period	0	0	0	9,115
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.45	$17.58	$14.14	$8.91
Value at end of period	$17.33	$14.45	$17.58	$14.14
Number of accumulation units outstanding at end of period	0	0	0	3,758
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.15
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	5,641
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.57
Value at end of period	$16.93
Number of accumulation units outstanding at end of period	8,402
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.77	$14.33	$13.48
Value at end of period	$15.90	$14.77	$14.33
Number of accumulation units outstanding at end of period	14,816	0	0
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.43	$11.02	$9.43
Value at end of period	$11.53	$10.43	$11.02
Number of accumulation units outstanding at end of period	0	0	20

CFI 19

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.39	$10.97	$9.33	$6.99
Value at end of period	$11.50	$10.39	$10.97	$9.33
Number of accumulation units outstanding at end of period	0	0	0	9,305
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.40	$9.21	$8.17
Value at end of period	$10.82	$9.40	$9.21
Number of accumulation units outstanding at end of period	0	0	0
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.49
Value at end of period	$18.22
Number of accumulation units outstanding at end of period	2,726
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.36
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	16,712
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.66
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	6,509
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.80
Value at end of period	$13.17
Number of accumulation units outstanding at end of period	14,384
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.85
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	838
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.23
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	302
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.98
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2,377
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.77
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	15,286

CFI 20

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.17
Value at end of period	$13.58
Number of accumulation units outstanding at end of period	18,060
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.46
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	48,748
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.38
Value at end of period	$16.73
Number of accumulation units outstanding at end of period	22,127
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.87	$13.02	$11.37	$8.10
Value at end of period	$15.04	$12.87	$13.02	$11.37
Number of accumulation units outstanding at end of period	0	0	0	5,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.16	$13.36	$11.48	$8.11
Value at end of period	$15.58	$13.16	$13.36	$11.48
Number of accumulation units outstanding at end of period	0	0	0	4,311
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.78
Value at end of period	$19.19
Number of accumulation units outstanding at end of period	7,031
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.41
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	8,632
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$34.38
Value at end of period	$35.61
Number of accumulation units outstanding at end of period	3,451
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.04
Value at end of period	$16.04
Number of accumulation units outstanding at end of period	12,344
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.92	$13.65	$12.08
Value at end of period	$15.50	$12.92	$13.65
Number of accumulation units outstanding at end of period	11,068	0	16

CFI 21

	Condensed Financial Information (continued)

	2012	2011	2010	2009
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.40	$13.72	$12.19
Value at end of period	$16.04	$14.40	$13.72
Number of accumulation units outstanding at end of period	0	0	0
WANGER INTERNATIONAL
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.54
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	3,306

		TABLE 6
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.25%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.55	$9.06	$8.30	$7.54
Value at end of period	$9.79	$8.55	$9.06	$8.30
Number of accumulation units outstanding at end of period	0	0	0	19,318
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.24	$12.82	$11.41	$9.48	$12.83	$12.11	$10.89	$10.93
Value at end of period	$15.03	$13.24	$12.82	$11.41	$9.48	$12.83	$12.11	$10.89
Number of accumulation units outstanding at end of period	1,172	766	1,992	1,608	41,108	40,855	4,099	26,742
ARIEL APPRECIATION FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.66	$11.55
Value at end of period	$15.02	$12.66
Number of accumulation units outstanding at end of period	3,186	3,854
ARIEL FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.67	$13.24	$10.57	$6.51	$12.65	$13.14
Value at end of period	$13.95	$11.67	$13.24	$10.57	$6.51	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	99	297
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.57	$9.09	$7.85	$7.25
Value at end of period	$9.81	$8.57	$9.09	$7.85
Number of accumulation units outstanding at end of period	0	0	0	20,138
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.38	$9.85	$8.05	$7.34
Value at end of period	$10.88	$9.38	$9.85	$8.05
Number of accumulation units outstanding at end of period	0	0	0	18,649
CRM MID CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.28	$14.37	$12.17	$11.40
Value at end of period	$15.55	$13.28	$14.37	$12.17
Number of accumulation units outstanding at end of period	650	338	303	5,638

CFI 22

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.89	$9.48
Value at end of period	$11.88	$9.89
Number of accumulation units outstanding at end of period	10,830	9,559
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.74
Value at end of period	$14.66
Number of accumulation units outstanding at end of period	2,851
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.30	$17.81	$16.37	$11.83	$20.00	$16.91	$13.96	$13.34
Value at end of period	$18.15	$15.30	$17.81	$16.37	$11.83	$20.00	$16.91	$13.96
Number of accumulation units outstanding at end of period	24,846	31,207	32,763	38,028	29,508	26,232	22,704	5,679
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.96	$15.45	$13.27	$9.84	$17.23	$14.75	$13.29	$13.19
Value at end of period	$17.31	$14.96	$15.45	$13.27	$9.84	$17.23	$14.75	$13.29
Number of accumulation units outstanding at end of period	20,339	30,857	33,101	27,306	36,991	31,868	20,565	12,166
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.73	$11.69	$10.22	$9.90
Value at end of period	$13.67	$11.73	$11.69	$10.22
Number of accumulation units outstanding at end of period	0	18,683	16,422	11,929
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.74	$16.42	$12.87	$10.01	$15.01	$15.44	$14.97
Value at end of period	$18.55	$15.74	$16.42	$12.87	$10.01	$15.01	$15.44
Number of accumulation units outstanding at end of period	0	4,648	4,122	2,658	133	40	2,399
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.98	$9.21	$8.12	$7.47
Value at end of period	$10.46	$8.98	$9.21	$8.12
Number of accumulation units outstanding at end of period	0	12,234	9,132	19,526
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.44	$17.02	$13.99	$12.70
Value at end of period	$19.09	$16.44	$17.02	$13.99
Number of accumulation units outstanding at end of period	0	0	0	1,546
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.21	$15.90	$12.60	$9.34	$15.94	$15.06	$13.10	$13.12
Value at end of period	$19.35	$16.21	$15.90	$12.60	$9.34	$15.94	$15.06	$13.10
Number of accumulation units outstanding at end of period	1,453	1,442	1,969	2,160	3,441	2,623	4,458	1,458
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.10	$12.55	$11.77	$10.79
Value at end of period	$15.50	$13.10	$12.55	$11.77
Number of accumulation units outstanding at end of period	0	8,543	7,307	5,849

CFI 23

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.95	$14.52	$12.29	$8.08	$13.48	$11.37	$11.16
Value at end of period	$13.92	$12.95	$14.52	$12.29	$8.08	$13.48	$11.37
Number of accumulation units outstanding at end of period	569	350	471	453	430	430	428
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.65
Value at end of period	$13.50
Number of accumulation units outstanding at end of period	1,516
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.48	$16.30	$12.74	$9.18	$15.14	$13.27	$12.74
Value at end of period	$16.54	$14.48	$16.30	$12.74	$9.18	$15.14	$13.27
Number of accumulation units outstanding at end of period	24,442	22,911	27,940	31,935	25,078	23,149	19,722
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.60	$12.43
Value at end of period	$13.53	$12.60
Number of accumulation units outstanding at end of period	5,359	5,187
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.59	$15.01	$12.38	$12.05
Value at end of period	$13.15	$13.59	$15.01	$12.38
Number of accumulation units outstanding at end of period	0	7,877	6,400	5,755
ING GNMA INCOME FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.52	$13.55	$12.79	$12.21	$11.46	$10.87	$10.44	$10.37
Value at end of period	$14.90	$14.52	$13.55	$12.79	$12.21	$11.46	$10.87	$10.44
Number of accumulation units outstanding at end of period	544	0	0	0	13,074	12,078	0	10,000
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.53	$11.61	$10.26	$8.38	$13.43	$12.87	$11.31	$11.39
Value at end of period	$13.11	$11.53	$11.61	$10.26	$8.38	$13.43	$12.87	$11.31
Number of accumulation units outstanding at end of period	93	177	138	265	9,779	8,830	2,783	4,033
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.78	$12.36	$11.59	$8.85	$14.27	$13.62	$12.53	$12.69
Value at end of period	$16.12	$13.78	$14.04	$11.59	$8.85	$14.27	$13.62	$12.53
Number of accumulation units outstanding at end of period	2,928	1,982	0	0	346	191	2,103	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.11	$13.29	$10.89	$8.78	$13.31	$14.28	$13.17
Value at end of period	$14.64	$13.11	$13.29	$10.89	$8.78	$13.31	$14.28
Number of accumulation units outstanding at end of period	6,020	5,710	7,276	6,559	8,653	9,212	5,445
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.70	$12.75	$11.65	$10.36	$11.54	$10.94	$10.89
Value at end of period	$14.88	$13.70	$12.75	$11.65	$10.36	$11.54	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,836

CFI 24

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.57	$12.70	$11.63	$10.49	$11.53	$10.95	$10.57	$10.53
Value at end of period	$14.76	$13.57	$12.70	$11.63	$10.49	$11.53	$10.95	$10.57
Number of accumulation units outstanding at end of period	0	0	0	0	26,873	29,868	0	19,144
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.39	$17.52	$14.10	$9.72	$20.22	$18.40	$17.01
Value at end of period	$17.25	$14.39	$17.52	$14.10	$9.72	$20.22	$18.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,919
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.88	$15.63
Value at end of period	$15.29	$12.88
Number of accumulation units outstanding at end of period	18	18
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.80	$8.56	$7.21	$6.44	$9.27	$9.44
Value at end of period	$10.04	$8.80	$8.56	$7.21	$6.44	$9.27
Number of accumulation units outstanding at end of period	22,571	20,707	28,051	30,519	26,292	16,982
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.22	$12.34	$9.93
Value at end of period	$13.88	$12.22	$12.34
Number of accumulation units outstanding at end of period	718	375	193
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.16	$11.25	$11.30	$11.35	$11.14	$10.97
Value at end of period	$11.08	$11.16	$11.25	$11.30	$11.35	$11.14
Number of accumulation units outstanding at end of period	0	4,885	4,207	0	12	12
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.74	$13.93	$12.06	$8.69	$14.63	$13.79	$13.49
Value at end of period	$15.42	$12.74	$13.93	$12.06	$8.69	$14.63	$13.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,405
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.85	$14.27	$12.53	$12.17
Value at end of period	$16.87	$14.85	$14.27	$12.53
Number of accumulation units outstanding at end of period	0	8,384	7,072	5,239
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.71	$14.28	$13.31	$11.85	$11.90	$10.90	$10.75
Value at end of period	$15.83	$14.71	$14.28	$13.31	$11.85	$11.90	$10.90
Number of accumulation units outstanding at end of period	47,209	55,907	37,688	50,541	19,761	18,035	16,926
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.36	$10.94	$9.31	$7.47	$11.20	$11.35
Value at end of period	$11.46	$10.36	$10.94	$9.31	$7.47	$11.20
Number of accumulation units outstanding at end of period	599	522	468	386	139	364

CFI 25

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING REAL ESTATE FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.75	$17.19	$13.52	$10.46	$16.17	$19.42	$14.31	$14.23
Value at end of period	$21.56	$18.75	$17.19	$13.52	$10.46	$16.17	$19.42	$14.31
Number of accumulation units outstanding at end of period	6,546	6,113	7,949	7,382	6,393	5,750	4,181	109
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.39	$8.51
Value at end of period	$10.79	$9.39
Number of accumulation units outstanding at end of period	2,019	2,127
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.58	$9.39
Value at end of period	$12.22	$10.58
Number of accumulation units outstanding at end of period	3,467	3,830
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28	$11.40	$10.81
Value at end of period	$12.51	$11.28	$11.40
Number of accumulation units outstanding at end of period	18	21,006	15,980
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.45	$11.87	$11.06
Value at end of period	$12.95	$11.45	$11.87
Number of accumulation units outstanding at end of period	65	7,411	5,774
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.46	$12.07	$11.22
Value at end of period	$13.15	$11.46	$12.07
Number of accumulation units outstanding at end of period	1,620	13,415	10,986
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.50	$12.19	$11.27
Value at end of period	$13.24	$11.50	$12.19
Number of accumulation units outstanding at end of period	1,524	1,027	699
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.95	$11.45
Value at end of period	$12.59	$10.95
Number of accumulation units outstanding at end of period	15	48
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04	$11.04	$10.51
Value at end of period	$12.08	$11.04	$11.04
Number of accumulation units outstanding at end of period	21,202	23,282	35,516
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.48	$12.31	$11.13	$9.48
Value at end of period	$13.96	$12.48	$12.31	$11.13
Number of accumulation units outstanding at end of period	0	13,996	12,850	15,357
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.81	$12.21	$10.84	$8.69
Value at end of period	$13.52	$11.81	$12.21	$10.84
Number of accumulation units outstanding at end of period	0	16,106	14,153	34,207

CFI 26

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.14	$12.26	$10.99	$9.06
Value at end of period	$13.74	$12.14	$12.26	$10.99
Number of accumulation units outstanding at end of period	0	44,223	35,843	98,851
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.61	$14.25	$12.54	$9.44	$13.07	$12.57	$12.32
Value at end of period	$16.67	$14.61	$14.25	$12.54	$9.44	$13.07	$12.57
Number of accumulation units outstanding at end of period	10,707	34,621	17,278	19,256	0	0	6,921
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.82	$12.98	$11.33	$9.10	$14.20	$13.82	$11.65	$11.72
Value at end of period	$14.97	$12.82	$12.98	$11.33	$9.10	$14.20	$13.82	$11.65
Number of accumulation units outstanding at end of period	23,269	22,120	29,568	28,600	26,819	30,255	26,511	3,135
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$13.11	$12.10
Value at end of period	$15.51	$13.11
Number of accumulation units outstanding at end of period	13,622	10,469
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.21	$16.64	$12.91	$12.09
Value at end of period	$18.55	$15.21	$16.64	$12.91
Number of accumulation units outstanding at end of period	0	0	0	5,599
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.93	$17.53	$15.86	$15.56
Value at end of period	$19.10	$16.93	$17.53	$15.86
Number of accumulation units outstanding at end of period	0	6,364	5,474	4,752
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$11.05	$9.07	$8.59
Value at end of period	$11.72	$10.64	$11.05	$9.07
Number of accumulation units outstanding at end of period	0	8,165	6,860	6,160
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.77	$16.08	$14.35	$10.49	$16.99	$14.73	$12.36	$12.05
Value at end of period	$17.74	$14.77	$16.08	$14.35	$10.49	$16.99	$14.73	$12.36
Number of accumulation units outstanding at end of period	11,400	10,304	12,141	10,405	9,443	8,478	6,369	436
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$29.47	$36.14	$28.59	$24.98
Value at end of period	$35.45	$29.47	$36.14	$28.59
Number of accumulation units outstanding at end of period	2,340	5,687	3,269	13,283
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.86
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	613
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.77	$13.29	$12.36	$12.11
Value at end of period	$15.98	$14.77	$13.29	$12.36
Number of accumulation units outstanding at end of period	2,568	12,825	10,871	9,010

CFI 27

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.51	$14.83	$12.67	$7.86	$12.52	$11.77	$10.69	$10.63
Value at end of period	$16.60	$14.51	$14.83	$12.67	$7.86	$12.52	$11.77	$10.69
Number of accumulation units outstanding at end of period	13,373	13,315	18,257	22,627	26,273	24,162	22,032	2,566
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$11.11	$10.76
Value at end of period	$12.30	$11.11
Number of accumulation units outstanding at end of period	6,789	5,901
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.87	$13.60	$12.18	$9.10	$15.02	$13.61	$12.34	$12.11
Value at end of period	$15.43	$12.87	$13.60	$12.18	$9.10	$15.02	$13.61	$12.34
Number of accumulation units outstanding at end of period	18,670	28,501	34,675	32,732	39,506	35,701	27,273	8,740
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.35	$13.67	$12.28	$9.93	$14.05	$13.63	$13.04
Value at end of period	$15.97	$14.35	$13.67	$12.28	$9.93	$14.05	$13.63
Number of accumulation units outstanding at end of period	9,751	7,531	6,877	6,505	4,764	2,054	2,000
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.99	$10.58	$8.51	$8.19
Value at end of period	$10.88	$8.99	$10.58	$8.51
Number of accumulation units outstanding at end of period	0	3,328	2,829	2,573
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.68	$11.92	$10.58	$8.94	$13.44	$13.00	$11.09	$11.14
Value at end of period	$14.18	$12.68	$11.92	$10.58	$8.94	$13.44	$13.00	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	2,060	2,724	11,847	1,581

		TABLE 7
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.30%
	(Selected data for accumulation units outstanding throughout each period)

2012

BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.69
Value at end of period	$13.88
Number of accumulation units outstanding at end of period	50
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.56
Value at end of period	$14.99
Number of accumulation units outstanding at end of period	7,150
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.52
Value at end of period	$18.07
Number of accumulation units outstanding at end of period	4,431

CFI 28

Condensed Financial Information (continued)

2012
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.12
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,846
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.12
Value at end of period	$17.23
Number of accumulation units outstanding at end of period	25,644
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.49
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	185
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.17
Value at end of period	$14.57
Number of accumulation units outstanding at end of period	187
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.94
Value at end of period	$14.70
Number of accumulation units outstanding at end of period	408
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$8.97
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	371
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.02
Value at end of period	$15.76
Number of accumulation units outstanding at end of period	6,650
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$11.71
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	2,647
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$11.89
Value at end of period	$13.22
Number of accumulation units outstanding at end of period	28
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$11.44
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	2,308
INVESCO ENDEAVOR FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.27
Value at end of period	$14.54
Number of accumulation units outstanding at end of period	2,478

CFI 29

	Condensed Financial Information (continued)

	2012
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.13
Value at end of period	$15.67
Number of accumulation units outstanding at end of period	2,279
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.17
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	8,367
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$30.45
Value at end of period	$35.29
Number of accumulation units outstanding at end of period	12
TEMPLETON FOREIGN FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.33
Value at end of period	$15.55
Number of accumulation units outstanding at end of period	2,373
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.00
Value at end of period	$15.36
Number of accumulation units outstanding at end of period	15,986
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.70
Value at end of period	$15.90
Number of accumulation units outstanding at end of period	6,731

		TABLE 8
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.35%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.68	$18.40	$14.81	$12.02	$15.94
Value at end of period	$20.50	$18.68	$18.40	$14.81	$12.02
Number of accumulation units outstanding at end of period	2,633	2,654	58	0	65
AMANA INCOME FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.63	$13.35
Value at end of period	$14.85	$13.63
Number of accumulation units outstanding at end of period	0	2,533
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.14	$12.74	$11.35	$9.43	$12.78	$12.07	$11.95
Value at end of period	$14.90	$13.14	$12.74	$11.35	$9.43	$12.78	$12.07
Number of accumulation units outstanding at end of period	35,310	44,233	5,760	10,010	10,047	8,076	7,355

CFI 30

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.56	$14.10
Value at end of period	$14.89	$12.56
Number of accumulation units outstanding at end of period	18,931	15,037
ARIEL FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.58	$13.15	$10.51	$6.48	$12.60	$12.91	$12.76
Value at end of period	$13.83	$11.58	$13.15	$10.51	$6.48	$12.60	$12.91
Number of accumulation units outstanding at end of period	13,140	11,836	1,415	1,377	1,375	1,220	1,157
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.50
Value at end of period	$14.96
Number of accumulation units outstanding at end of period	1
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.35	$9.82	$8.03	$5.70
Value at end of period	$10.83	$9.35	$9.82	$8.03
Number of accumulation units outstanding at end of period	0	0	3,407	2,204
CRM MID CAP VALUE FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.25	$15.73
Value at end of period	$15.49	$13.25
Number of accumulation units outstanding at end of period	0	168
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.87	$12.45
Value at end of period	$11.85	$9.87
Number of accumulation units outstanding at end of period	1,700	1,212
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.18	$17.69	$16.27	$11.77	$19.93	$16.86	$15.82
Value at end of period	$17.99	$15.18	$17.69	$16.27	$11.77	$19.93	$16.86
Number of accumulation units outstanding at end of period	132,244	106,249	106,406	102,805	86,788	69,072	26,447
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.07	$12.90
Value at end of period	$13.91	$12.07
Number of accumulation units outstanding at end of period	117	1,223
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.84	$15.34	$13.19	$9.79	$17.16	$14.70	$14.20
Value at end of period	$17.15	$14.84	$15.34	$13.19	$9.79	$17.16	$14.70
Number of accumulation units outstanding at end of period	168,746	125,871	152,504	143,573	138,928	110,136	52,624
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.63	$11.61	$10.16	$7.86	$13.81	$13.70	$13.40
Value at end of period	$13.54	$11.63	$11.61	$10.16	$7.86	$13.81	$13.70
Number of accumulation units outstanding at end of period	6,680	10,064	2,224	10,870	13,547	12,669	11,565
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.34	$11.41	$9.25	$7.27	$13.86	$11.00	$11.13
Value at end of period	$12.91	$11.34	$11.41	$9.25	$7.27	$13.86	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	214	70

CFI 31

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.61	$16.31	$12.79	$9.96	$14.95	$16.57
Value at end of period	$18.38	$15.61	$16.31	$12.79	$9.96	$14.95
Number of accumulation units outstanding at end of period	41,903	46,973	46,502	38,540	32,115	26,710
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.06	$16.09	$11.63	$8.17	$12.28
Value at end of period	$15.49	$14.06	$14.86	$11.63	$8.17
Number of accumulation units outstanding at end of period	703	703	0	0	74
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2010)
Value at beginning of period	$8.95	$9.18	$8.62
Value at end of period	$10.41	$8.95	$9.18
Number of accumulation units outstanding at end of period	4,181	5,675	115
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$17.81
Value at end of period	$18.92
Number of accumulation units outstanding at end of period	15,928
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.08	$15.79	$12.52	$9.30	$15.88	$15.02	$14.19
Value at end of period	$19.18	$16.08	$15.79	$12.52	$9.30	$15.88	$15.02
Number of accumulation units outstanding at end of period	58,789	26,236	41,703	43,059	24,878	23,224	8,320
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.01	$12.60
Value at end of period	$15.38	$13.01
Number of accumulation units outstanding at end of period	319	309
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.85	$14.40
Value at end of period	$13.79	$12.85
Number of accumulation units outstanding at end of period	9,141	6,214
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.66	$10.70	$8.40	$6.21	$10.14	$12.37	$11.68
Value at end of period	$13.41	$11.66	$10.70	$8.40	$6.21	$10.14	$12.37
Number of accumulation units outstanding at end of period	19,927	11,910	25,042	19,687	13,197	8,974	12,480
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.27	$10.59	$8.48	$6.83	$9.53
Value at end of period	$11.69	$10.27	$10.59	$8.48	$6.83
Number of accumulation units outstanding at end of period	0	0	0	0	2,536
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.19	$15.40
Value at end of period	$17.78	$15.19
Number of accumulation units outstanding at end of period	6,054	6,189

CFI 32

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.73	$11.30	$10.12	$7.72	$12.74	$13.40
Value at end of period	$12.01	$10.73	$11.30	$10.12	$7.72	$12.74
Number of accumulation units outstanding at end of period	0	35,942	39,478	40,665	41,808	35,698
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.38	$16.21	$12.68	$9.15	$15.09	$13.24	$12.72
Value at end of period	$16.42	$14.38	$16.21	$12.68	$9.15	$15.09	$13.24
Number of accumulation units outstanding at end of period	33,375	13,591	29,479	24,061	19,202	13,504	9,268
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.54	$12.16	$10.56	$8.23
Value at end of period	$13.45	$12.54	$12.16	$10.56
Number of accumulation units outstanding at end of period	0	73	20,948	18,471
ING GNMA INCOME FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.41	$13.46	$12.72	$12.16	$11.64
Value at end of period	$14.77	$14.41	$13.46	$12.72	$12.16
Number of accumulation units outstanding at end of period	17,654	16,294	31,662	30,914	1,215
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.95	$14.09	$12.43	$11.27
Value at end of period	$16.04	$13.95	$14.09	$12.43
Number of accumulation units outstanding at end of period	28,605	19,231	14,705	5,347
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.44	$11.53	$10.20	$8.34	$13.38	$14.05
Value at end of period	$12.99	$11.44	$11.53	$10.20	$8.34	$13.38
Number of accumulation units outstanding at end of period	46,923	34,008	32,983	28,906	6,131	4,605
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.68	$13.94	$11.52	$8.81	$14.22	$13.58	$13.64
Value at end of period	$15.98	$13.68	$13.94	$11.52	$8.81	$14.22	$13.58
Number of accumulation units outstanding at end of period	11,557	16,820	63,325	64,518	20,029	18,609	15,677
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.01	$13.20	$10.83	$8.74	$13.26	$14.24	$14.28
Value at end of period	$14.51	$13.01	$13.20	$10.83	$8.74	$13.26	$14.24
Number of accumulation units outstanding at end of period	5,342	4,759	7,421	7,174	3,925	3,797	3,312
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.86
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	52
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$11.32	$12.07
Value at end of period	$12.74	$11.32
Number of accumulation units outstanding at end of period	4,617	2,076

CFI 33

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.32	$12.19
Value at end of period	$12.98	$11.32
Number of accumulation units outstanding at end of period	445	46
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.97
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	226
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.08
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	386
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.59	$12.66	$11.58	$10.31	$11.49	$10.91	$10.98
Value at end of period	$14.75	$13.59	$12.66	$11.58	$10.31	$11.49	$10.91
Number of accumulation units outstanding at end of period	44,677	53,647	58,127	64,876	77,248	66,284	4,543
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.47	$12.61	$11.56	$10.44	$11.48	$10.91	$10.77
Value at end of period	$14.63	$13.47	$12.61	$11.56	$10.44	$11.48	$10.91
Number of accumulation units outstanding at end of period	7,053	25,293	65,547	39,185	39,310	29,740	24,524
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.27	$17.40	$14.02	$9.67	$20.14	$18.35	$16.48
Value at end of period	$17.10	$14.27	$17.40	$14.02	$9.67	$20.14	$18.35
Number of accumulation units outstanding at end of period	4,897	1,367	22,038	17,676	13,876	10,909	7,128
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.53	$13.72	$13.32	$10.51	$16.78
Value at end of period	$13.70	$11.53	$13.61	$13.32	$10.51
Number of accumulation units outstanding at end of period	1,414	1,915	0	0	869
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.90	$12.49	$10.63	$8.30	$12.40
Value at end of period	$14.06	$11.90	$12.19	$10.63	$8.30
Number of accumulation units outstanding at end of period	44,041	4,054	0	0	4,684
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.81	$14.42
Value at end of period	$15.19	$12.81
Number of accumulation units outstanding at end of period	15,427	3,511
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.62	$15.39	$12.56	$10.03	$15.04	$14.74	$14.78
Value at end of period	$18.68	$15.62	$15.39	$12.56	$10.03	$15.04	$14.74
Number of accumulation units outstanding at end of period	25,737	2,497	2,801	4,183	3,746	3,531	2,064

CFI 34

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.02	$14.51
Value at end of period	$15.39	$13.02
Number of accumulation units outstanding at end of period	0	272
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.37	$10.80
Value at end of period	$12.18	$10.37
Number of accumulation units outstanding at end of period	763	764
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.75	$8.52	$7.18	$6.42	$9.25	$9.43
Value at end of period	$9.97	$8.75	$8.52	$7.18	$6.42	$9.25
Number of accumulation units outstanding at end of period	78,370	76,674	123,748	101,852	83,274	71,517
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.11	$12.37	$10.37	$8.08	$12.47
Value at end of period	$13.57	$12.11	$12.37	$10.37	$8.08
Number of accumulation units outstanding at end of period	0	0	0	0	3,989
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.90	$13.45
Value at end of period	$14.28	$12.90
Number of accumulation units outstanding at end of period	58,539	49,368
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.20	$12.34	$9.93
Value at end of period	$13.85	$12.20	$12.34
Number of accumulation units outstanding at end of period	35,000	38,574	34,304
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.08	$11.15
Value at end of period	$10.99	$11.08
Number of accumulation units outstanding at end of period	2,813	6,453
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.65	$13.85	$12.01	$8.65	$14.58	$13.77	$13.44
Value at end of period	$15.30	$12.65	$13.85	$12.01	$8.65	$14.58	$13.77
Number of accumulation units outstanding at end of period	32,977	9,594	4,570	5,007	10,068	6,487	6,104
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.76	$14.20	$12.49	$11.25
Value at end of period	$16.76	$14.76	$14.20	$12.49
Number of accumulation units outstanding at end of period	61,453	1,350	1,047	617
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.59	$14.18	$13.23	$11.79	$11.85	$10.87	$11.00
Value at end of period	$15.69	$14.59	$14.18	$13.23	$11.79	$11.85	$10.87
Number of accumulation units outstanding at end of period	117,145	80,271	52,519	35,498	4,099	110	67

CFI 35

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.04	$10.56	$9.16	$7.41	$11.40	$11.59
Value at end of period	$11.01	$10.04	$10.56	$9.16	$7.41	$11.40
Number of accumulation units outstanding at end of period	15,250	2,521	19,922	15,494	18,203	14,814
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.00	$10.52	$9.13	$6.25
Value at end of period	$10.98	$10.00	$10.52	$9.13
Number of accumulation units outstanding at end of period	0	0	20,266	16,508
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.25	$15.45	$13.06	$7.72
Value at end of period	$17.60	$15.25	$15.45	$13.06
Number of accumulation units outstanding at end of period	0	61	1,638	429
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.30	$10.92
Value at end of period	$11.39	$10.30
Number of accumulation units outstanding at end of period	3,227	3,088
ING REAL ESTATE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.60	$18.10
Value at end of period	$21.37	$18.60
Number of accumulation units outstanding at end of period	2,677	2,681
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.63	$14.12	$12.60	$10.72
Value at end of period	$16.65	$14.63	$14.12	$12.60
Number of accumulation units outstanding at end of period	0	64	5,992	3,538
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.35	$9.17
Value at end of period	$10.74	$9.35
Number of accumulation units outstanding at end of period	47,826	10,663
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.05	$11.25
Value at end of period	$11.69	$10.05
Number of accumulation units outstanding at end of period	4,793	2,553
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.04
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	17
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.38
Value at end of period	$19.55
Number of accumulation units outstanding at end of period	11

CFI 36

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.76	$16.26	$13.08	$10.29	$13.94
Value at end of period	$17.98	$15.76	$16.21	$13.08	$10.29
Number of accumulation units outstanding at end of period	976	2,258	0	0	903
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$11.39	$10.80
Value at end of period	$12.47	$11.25	$11.39
Number of accumulation units outstanding at end of period	112,806	104,596	138,812
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.43	$11.86	$11.06
Value at end of period	$12.91	$11.43	$11.86
Number of accumulation units outstanding at end of period	190,376	160,899	150,171
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.44	$12.06	$11.22
Value at end of period	$13.11	$11.44	$12.06
Number of accumulation units outstanding at end of period	306,173	284,472	254,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.48	$12.18	$11.27
Value at end of period	$13.20	$11.48	$12.18
Number of accumulation units outstanding at end of period	305,214	205,693	245,997
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.93	$11.58	$10.82
Value at end of period	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	7,191	2,009	2,962
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.02	$11.03	$10.51
Value at end of period	$12.04	$11.02	$11.03
Number of accumulation units outstanding at end of period	35,636	35,820	188,826
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.39	$12.92
Value at end of period	$13.84	$12.39
Number of accumulation units outstanding at end of period	18,036	5,851
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.71	$12.97
Value at end of period	$13.40	$11.71
Number of accumulation units outstanding at end of period	13,314	7,912
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.05	$12.95
Value at end of period	$13.62	$12.05
Number of accumulation units outstanding at end of period	34,467	22,540

CFI 37

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.51	$14.17	$12.48	$9.41	$13.04	$12.55	$12.06
Value at end of period	$16.54	$14.51	$14.17	$12.48	$9.41	$13.04	$12.55
Number of accumulation units outstanding at end of period	51,633	15,412	79,238	66,795	31,840	21,966	24,305
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.29	$12.81	$10.00	$6.86	$12.10	$10.71	$10.77
Value at end of period	$14.22	$12.29	$12.81	$10.00	$6.86	$12.10	$10.71
Number of accumulation units outstanding at end of period	2,853	1,312	841	1,354	928	258	113
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.83	$14.44	$11.31	$7.77	$13.75	$12.21	$12.28
Value at end of period	$15.97	$13.83	$14.44	$11.31	$7.77	$13.75	$12.21
Number of accumulation units outstanding at end of period	1,351	1,351	1,351	1,352	1,352	1,352	1,329
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.72	$12.89	$11.26	$7.22
Value at end of period	$14.84	$12.72	$12.89	$11.26
Number of accumulation units outstanding at end of period	2,654	967	31,712	25,676
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.00	$13.27	$11.38	$8.01	$12.52
Value at end of period	$15.37	$13.00	$13.22	$11.38	$8.01
Number of accumulation units outstanding at end of period	3,667	3,630	0	0	2,222
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$34.72	$39.24
Value at end of period	$41.72	$34.72
Number of accumulation units outstanding at end of period	1,638	1,704
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.01	$15.01	$13.41	$10.35	$13.45
Value at end of period	$15.38	$14.01	$15.01	$13.41	$10.35
Number of accumulation units outstanding at end of period	0	0	0	0	1,289
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.17	$16.78
Value at end of period	$18.48	$15.17
Number of accumulation units outstanding at end of period	47	17
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.46	$9.03	$7.38	$5.37	$8.78	$9.88
Value at end of period	$8.87	$8.46	$9.03	$7.38	$5.37	$8.78
Number of accumulation units outstanding at end of period	20,115	23,972	21,895	21,598	17,115	13,931
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.26	$14.85
Value at end of period	$15.65	$14.26
Number of accumulation units outstanding at end of period	170	1,297

CFI 38

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.08	$14.17	$10.97	$8.71	$13.38
Value at end of period	$14.90	$13.08	$13.70	$10.97	$8.71
Number of accumulation units outstanding at end of period	10,052	12,539	0	0	3,964
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.50	$20.99	$15.54	$12.03	$17.01
Value at end of period	$20.35	$18.50	$19.51	$15.54	$12.03
Number of accumulation units outstanding at end of period	9,496	13,233	0	0	114
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.95	$13.77
Value at end of period	$15.05	$12.95
Number of accumulation units outstanding at end of period	18,307	22,923
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.80	$17.41	$15.76	$13.10	$18.00	$16.30	$15.38
Value at end of period	$18.93	$16.80	$17.41	$15.76	$13.10	$18.00	$16.30
Number of accumulation units outstanding at end of period	23,664	14,695	63,138	53,941	25,073	17,077	10,026
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.58	$10.99	$9.03	$6.98	$11.50	$11.51
Value at end of period	$11.64	$10.58	$10.99	$9.03	$6.98	$11.50
Number of accumulation units outstanding at end of period	18,042	5,215	23,763	16,240	2,587	3,044
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.65	$15.97	$14.27	$10.44	$16.92	$14.69	$13.85
Value at end of period	$17.58	$14.65	$15.97	$14.27	$10.44	$16.92	$14.69
Number of accumulation units outstanding at end of period	26,532	24,827	13,126	11,366	8,715	5,815	2,497
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.66	$10.89	$10.03	$7.03	$13.06	$11.54	$11.67
Value at end of period	$12.05	$10.66	$10.89	$10.03	$7.03	$13.06	$11.54
Number of accumulation units outstanding at end of period	0	0	0	1,246	979	724	491
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$29.23	$35.89	$28.42	$15.72	$30.42	$22.85	$22.17
Value at end of period	$35.13	$29.23	$35.89	$28.42	$15.72	$30.42	$22.85
Number of accumulation units outstanding at end of period	5,231	4,393	275	1,697	3,041	2,884	3,076
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.63	$12.94	$11.63	$9.63	$13.98	$12.85	$12.48
Value at end of period	$13.98	$12.63	$12.94	$11.63	$9.63	$13.98	$12.85
Number of accumulation units outstanding at end of period	13,664	5,740	38,585	31,628	27,329	16,071	11,482
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.69	$13.81	$12.31	$10.46	$11.82
Value at end of period	$15.88	$14.69	$13.23	$12.31	$10.46
Number of accumulation units outstanding at end of period	18,602	283	0	0	2,046

CFI 39

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.06	$10.60	$9.21	$5.59
Value at end of period	$8.96	$8.06	$10.60	$9.21
Number of accumulation units outstanding at end of period	0	89	3,264	1,386
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.39	$14.73	$12.60	$7.82	$12.47	$11.73	$11.65
Value at end of period	$16.46	$14.39	$14.73	$12.60	$7.82	$12.47	$11.73
Number of accumulation units outstanding at end of period	9,194	39,498	22,120	26,914	25,655	23,076	13,579
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.25	$16.16	$13.99	$9.62	$14.82	$14.85	$14.71
Value at end of period	$18.08	$15.25	$16.16	$13.99	$9.62	$14.82	$14.85
Number of accumulation units outstanding at end of period	15,979	15,725	80	5,820	7,115	6,512	6,794
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.13	$15.13	$14.02	$9.41	$17.56	$15.06	$14.31
Value at end of period	$15.48	$13.13	$15.13	$14.02	$9.41	$17.56	$15.06
Number of accumulation units outstanding at end of period	144	218	161	4,585	4,950	6,009	6,411
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.77	$13.51	$12.11	$9.06	$14.96	$13.58	$13.11
Value at end of period	$15.29	$12.77	$13.51	$12.11	$9.06	$14.96	$13.58
Number of accumulation units outstanding at end of period	137,682	118,453	123,927	121,108	46,399	31,663	34,998
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.23	$13.58	$12.21	$9.88	$14.00	$13.59	$13.39
Value at end of period	$15.83	$14.23	$13.58	$12.21	$9.88	$14.00	$13.59
Number of accumulation units outstanding at end of period	0	0	0	2,242	2,080	2,173	2,145
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.23	$12.85	$11.87	$9.44	$14.92	$14.49	$14.01
Value at end of period	$15.27	$13.23	$12.85	$11.87	$9.44	$14.92	$14.49
Number of accumulation units outstanding at end of period	5,548	5,903	5,970	6,031	7,227	6,859	6,630
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.34	$14.29	$10.94	$7.93	$13.22	$12.86	$13.02
Value at end of period	$16.29	$14.34	$14.29	$10.94	$7.93	$13.22	$12.86
Number of accumulation units outstanding at end of period	726	653	542	952	598	238	119
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.95	$10.54	$8.48	$5.70	$10.53	$11.16
Value at end of period	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	14,238	14,510	13,487	13,251	9,542	7,447
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.58	$11.84	$10.51	$8.90	$13.39	$12.97	$12.75
Value at end of period	$14.05	$12.58	$11.84	$10.51	$8.90	$13.39	$12.97
Number of accumulation units outstanding at end of period	97,018	68,259	1,599	5,604	5,313	4,844	4,396

CFI 40

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.65	$15.06	$12.36	$9.58	$14.12	$15.45	$15.51
Value at end of period	$16.52	$14.65	$15.06	$12.36	$9.58	$14.12	$15.45
Number of accumulation units outstanding at end of period	0	0	0	2,036	3,368	3,187	2,886

		TABLE 9
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.40%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006
ALGER CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.70
Value at end of period	$13.83
Number of accumulation units outstanding at end of period	13,138
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.32	$10.79	$9.60	$7.98	$13.56
Value at end of period	$13.23	$11.32	$10.79	$9.60	$7.98
Number of accumulation units outstanding at end of period	4	4	4	834	0
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$18.61	$18.33	$14.77	$11.99	$11.33
Value at end of period	$20.41	$18.61	$18.33	$14.77	$11.99
Number of accumulation units outstanding at end of period	0	0	0	2,668	1,221
AMANA GROWTH FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.35
Value at end of period	$15.28
Number of accumulation units outstanding at end of period	18,639
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.61	$13.44	$12.29
Value at end of period	$14.83	$13.61	$13.44
Number of accumulation units outstanding at end of period	0	0	2,482
AMERICAN BALANCED FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.08	$12.69	$11.31	$9.41	$12.75	$12.05	$12.03
Value at end of period	$14.83	$13.08	$12.69	$11.31	$9.41	$12.75	$12.05
Number of accumulation units outstanding at end of period	165,853	147,369	78,895	68,948	24,622	14,442	33,890
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.60	$12.60
Value at end of period	$13.34	$12.60
Number of accumulation units outstanding at end of period	34,361	13,404
ARIEL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.51	$13.61	$11.46	$7.09	$11.08
Value at end of period	$14.82	$12.51	$13.61	$11.46	$7.09
Number of accumulation units outstanding at end of period	269	2,371	18,154	14,457	15,380

CFI 41

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ARIEL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.53	$13.10	$10.48	$6.46	$12.58	$14.40
Value at end of period	$13.77	$11.53	$13.10	$10.48	$6.46	$12.58
Number of accumulation units outstanding at end of period	8,456	7,337	19,528	23,475	17,660	15,034
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.52	$9.06	$7.83	$6.18
Value at end of period	$9.74	$8.52	$9.06	$7.83
Number of accumulation units outstanding at end of period	0	0	0	1,559
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.33	$9.81	$8.03	$6.11	$5.95
Value at end of period	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	0	0	0	609	493
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.12	$17.63	$16.22	$11.74	$19.89	$16.84	$16.51
Value at end of period	$17.91	$15.12	$17.63	$16.22	$11.74	$19.89	$16.84
Number of accumulation units outstanding at end of period	57,591	87,967	103,113	61,042	54,287	13,319	8,327
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.79	$15.29	$13.15	$9.77	$17.13	$14.68	$14.76
Value at end of period	$17.08	$14.79	$15.29	$13.15	$9.77	$17.13	$14.68
Number of accumulation units outstanding at end of period	147,750	190,802	141,619	49,269	29,734	6,798	15,009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.59	$11.57	$10.13	$7.84	$12.83
Value at end of period	$13.48	$11.59	$11.57	$10.13	$7.84
Number of accumulation units outstanding at end of period	616	1,139	7,327	0	5,036
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.30	$11.37	$9.23	$7.25	$12.67
Value at end of period	$12.85	$11.30	$11.37	$9.23	$7.25
Number of accumulation units outstanding at end of period	0	0	0	2,874	1,935
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.55	$16.26	$12.75	$9.93	$14.92	$15.38	$15.54
Value at end of period	$18.30	$15.55	$16.26	$12.75	$9.93	$14.92	$15.38
Number of accumulation units outstanding at end of period	21,105	19,627	560	599	2,142	951	5
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.93	$9.17	$8.10	$6.12	$5.92
Value at end of period	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	0	0	5,447	9,987	1,879
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.25	$16.85	$13.86	$10.15
Value at end of period	$18.83	$16.25	$16.85	$13.86
Number of accumulation units outstanding at end of period	1,193	14,346	12,628	20

CFI 42

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.02	$15.73	$12.49	$9.27	$15.85	$15.00	$15.18
Value at end of period	$19.09	$16.02	$15.73	$12.49	$9.27	$15.85	$15.00
Number of accumulation units outstanding at end of period	6,607	41,895	42,403	28,888	23,204	7,965	1,675
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.97	$12.44	$11.69	$9.78	$12.69
Value at end of period	$15.32	$12.97	$12.44	$11.69	$9.78
Number of accumulation units outstanding at end of period	435	574	709	0	668
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.80	$14.37	$12.19	$8.02	$13.40	$12.36
Value at end of period	$13.73	$12.80	$14.37	$12.19	$8.02	$13.40
Number of accumulation units outstanding at end of period	791	0	6,033	3,698	3,942	1,541
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.63	$10.67	$8.38	$6.20	$10.13	$10.45
Value at end of period	$13.37	$11.63	$10.67	$8.38	$6.20	$10.13
Number of accumulation units outstanding at end of period	25,330	17,430	14,845	14,360	5,669	266
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24	$10.57	$8.47	$6.82	$10.38
Value at end of period	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	87	87	0	0	0
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.17	$15.29	$13.64	$10.47
Value at end of period	$17.75	$15.17	$15.29	$13.64
Number of accumulation units outstanding at end of period	0	308	6,175	4,381
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.69	$11.83
Value at end of period	$11.96	$10.69
Number of accumulation units outstanding at end of period	0	2,037
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.33	$16.17	$12.65	$9.13	$15.07	$15.06
Value at end of period	$16.35	$14.33	$16.17	$12.65	$9.13	$15.07
Number of accumulation units outstanding at end of period	26,662	33,934	32,055	26,926	26,965	12,627
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.51	$12.14	$10.55	$8.73	$10.64
Value at end of period	$13.41	$12.51	$12.14	$10.55	$8.73
Number of accumulation units outstanding at end of period	40,844	0	0	3,016	2,857
ING GNMA INCOME FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.35	$13.41	$12.68	$12.13	$11.39	$10.81	$10.83
Value at end of period	$14.71	$14.35	$13.41	$12.68	$12.13	$11.39	$10.81
Number of accumulation units outstanding at end of period	32,411	32,335	21,389	76,545	5,789	112	11,268

CFI 43

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.39	$11.49	$10.17	$8.32	$13.36	$12.82	$12.75
Value at end of period	$12.93	$11.39	$11.49	$10.17	$8.32	$13.36	$12.82
Number of accumulation units outstanding at end of period	51,824	66,376	85,565	51,331	31,573	23,525	7,767
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.62	$13.89	$11.49	$8.79	$14.19	$13.56	$13.69
Value at end of period	$15.90	$13.62	$13.89	$11.49	$8.79	$14.19	$13.56
Number of accumulation units outstanding at end of period	32,421	30,522	12,136	7,067	11,676	5,998	84
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.96	$13.16	$10.80	$8.72	$13.23	$14.22	$14.28
Value at end of period	$14.44	$12.96	$13.16	$10.80	$8.72	$13.23	$14.22
Number of accumulation units outstanding at end of period	13,407	12,107	4,476	4,214	2,589	1,977	3,375
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.54	$12.62	$11.55	$10.28	$11.70
Value at end of period	$14.68	$13.54	$12.62	$11.55	$10.28
Number of accumulation units outstanding at end of period	22,188	20,287	15,848	28,459	17,556
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.41	$12.57	$11.53	$10.41	$11.46	$10.89	$10.93
Value at end of period	$14.57	$13.41	$12.57	$11.53	$10.41	$11.46	$10.89
Number of accumulation units outstanding at end of period	53,282	45,662	49,915	30,933	11,721	3,945	26,446
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.22	$17.34	$13.98	$9.65	$20.17
Value at end of period	$17.02	$14.22	$17.34	$13.98	$9.65
Number of accumulation units outstanding at end of period	7,941	14,283	15,018	0	3,510
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.85	$12.15	$10.59	$8.28	$13.08	$13.59
Value at end of period	$14.00	$11.85	$12.15	$10.59	$8.28	$13.08
Number of accumulation units outstanding at end of period	6,790	42,218	33,911	6,285	7,537	6,200
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.78	$15.71	$13.13	$7.69	$14.75
Value at end of period	$15.14	$12.78	$15.71	$13.13	$7.69
Number of accumulation units outstanding at end of period	4,781	23,000	17,643	0	8,204
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.56	$15.34	$12.52	$10.01	$15.01	$15.15
Value at end of period	$18.59	$15.56	$15.34	$12.52	$10.01	$15.01
Number of accumulation units outstanding at end of period	33,367	33,447	30,126	1,905	5,812	526
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.04
Value at end of period	$15.36
Number of accumulation units outstanding at end of period	1,170

CFI 44

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.73	$8.50	$7.17	$6.41	$9.44
Value at end of period	$9.94	$8.73	$8.50	$7.17	$6.41
Number of accumulation units outstanding at end of period	0	7,368	6,312	2,543	16,470
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.71	$8.63
Value at end of period	$9.91	$8.71
Number of accumulation units outstanding at end of period	66,097	61,224
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.07	$12.34	$10.35	$8.06	$13.57	$13.65
Value at end of period	$13.52	$12.07	$12.34	$10.35	$8.06	$13.57
Number of accumulation units outstanding at end of period	0	0	0	19,566	16,587	14,839
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.85	$12.71	$11.63	$9.91	$12.83	$13.24
Value at end of period	$14.21	$12.85	$12.71	$11.63	$9.91	$12.83
Number of accumulation units outstanding at end of period	25,143	33	43,924	47,415	42,128	36,017
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.19	$12.33	$9.93
Value at end of period	$13.83	$12.19	$12.33
Number of accumulation units outstanding at end of period	3,329	12,255	8,220
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.03	$11.13	$11.20	$11.27
Value at end of period	$10.94	$11.03	$11.13	$11.20
Number of accumulation units outstanding at end of period	34	12	1,577	1,509
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.61	$13.81	$11.98	$8.64	$14.56
Value at end of period	$15.24	$12.61	$13.81	$11.98	$8.64
Number of accumulation units outstanding at end of period	1,329	22,392	20,208	0	0
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.72	$14.17	$12.47	$11.98	$8.17
Value at end of period	$16.71	$14.72	$14.17	$12.47	$8.39
Number of accumulation units outstanding at end of period	56,228	24,486	12,323	2,337	1,135
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.53	$14.13	$13.19	$11.76	$11.83	$10.93
Value at end of period	$15.62	$14.53	$14.13	$13.19	$11.76	$11.83
Number of accumulation units outstanding at end of period	16,121	64,802	45,438	46,978	25,419	10,134
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.01	$10.54	$9.14	$7.40	$10.69
Value at end of period	$10.98	$10.01	$10.54	$9.14	$7.40
Number of accumulation units outstanding at end of period	0	14,346	14,516	381	11,480
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.31	$10.91	$9.30	$7.47	$11.22	$11.37
Value at end of period	$11.38	$10.31	$10.91	$9.30	$7.47	$11.22
Number of accumulation units outstanding at end of period	27,834	33,950	33,304	9,121	8,282	7,217

CFI 45

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.27	$10.87	$9.26	$7.44	$10.68
Value at end of period	$11.35	$10.27	$10.87	$9.26	$7.44
Number of accumulation units outstanding at end of period	0	5,144	3,441	0	3,297
ING REAL ESTATE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.52	$17.01	$13.41	$10.38	$16.08	$19.34	$19.33
Value at end of period	$21.27	$18.52	$17.01	$13.41	$10.38	$16.08	$19.34
Number of accumulation units outstanding at end of period	17,081	15,888	4,236	8,004	14,758	12,410	528
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.33	$9.16	$8.11
Value at end of period	$10.72	$9.33	$9.16
Number of accumulation units outstanding at end of period	4,281	24,506	887
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.35
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	1,185
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.52	$11.02	$9.35
Value at end of period	$12.13	$10.52	$11.02
Number of accumulation units outstanding at end of period	0	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.69	$16.16	$13.04	$10.27	$14.04
Value at end of period	$17.90	$15.69	$16.16	$13.04	$10.27
Number of accumulation units outstanding at end of period	2,810	1,904	2,257	1,534	937
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24	$11.38	$10.80
Value at end of period	$12.46	$11.24	$11.38
Number of accumulation units outstanding at end of period	70,491	116,909	49,853
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.42	$11.85	$11.06
Value at end of period	$12.89	$11.42	$11.85
Number of accumulation units outstanding at end of period	146,052	144,495	107,597
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.43	$12.05	$11.22
Value at end of period	$13.09	$11.43	$12.05
Number of accumulation units outstanding at end of period	119,545	128,617	137,137
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.47	$12.17	$11.27
Value at end of period	$13.18	$11.47	$12.17
Number of accumulation units outstanding at end of period	118,375	164,806	144,874

CFI 46

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.92	$11.58	$9.84
Value at end of period	$12.54	$10.92	$11.58
Number of accumulation units outstanding at end of period	3,608	1,312	1,841
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.01	$11.03	$10.51
Value at end of period	$12.02	$11.01	$11.03
Number of accumulation units outstanding at end of period	25,034	26,605	45,213
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.34	$12.19	$11.03	$9.41	$12.38	$12.28
Value at end of period	$13.78	$12.34	$12.19	$11.03	$9.41	$12.38
Number of accumulation units outstanding at end of period	27	28	6,201	14,470	11,446	4,224
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.67	$12.08	$10.75	$8.63	$13.57	$13.99
Value at end of period	$13.34	$11.67	$12.08	$10.75	$8.63	$13.57
Number of accumulation units outstanding at end of period	0	0	12,324	48,547	21,572	1,798
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.00	$12.14	$10.89	$8.99	$13.00	$13.21
Value at end of period	$13.56	$12.00	$12.14	$10.89	$8.99	$13.00
Number of accumulation units outstanding at end of period	333	323	19,795	34,976	17,954	11,294
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.46	$14.13	$12.45	$9.39	$13.02	$13.09
Value at end of period	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02
Number of accumulation units outstanding at end of period	66,719	64,283	40,501	15,552	22,785	3,014
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.67	$12.85	$11.23	$9.03	$14.11	$13.76	$13.68
Value at end of period	$14.77	$12.67	$12.85	$11.23	$9.03	$14.11	$13.76
Number of accumulation units outstanding at end of period	41,382	34,623	26,834	31,908	24,263	17,635	4,075
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.95	$13.18	$11.35	$7.99	$13.92	$13.98
Value at end of period	$15.30	$12.95	$13.18	$11.35	$7.99	$13.92
Number of accumulation units outstanding at end of period	7,460	2,350	2,789	5,719	3,001	2,059
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.56	$14.40	$12.72	$9.29	$17.53
Value at end of period	$14.84	$12.56	$14.40	$12.72	$9.29
Number of accumulation units outstanding at end of period	2,736	2,412	0	369	193
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.48	$10.84	$10.02	$7.64
Value at end of period	$11.20	$9.48	$10.84	$10.02
Number of accumulation units outstanding at end of period	8,710	0	0	9

CFI 47

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.54	$14.41	$13.42	$10.17	$16.94	$17.22
Value at end of period	$16.42	$13.54	$14.41	$13.42	$10.17	$16.94
Number of accumulation units outstanding at end of period	22,892	24,665	25,044	4,007	1,867	1,302
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$34.61	$33.40	$32.10	$25.33	$35.57	$34.89
Value at end of period	$41.57	$34.61	$33.40	$32.10	$25.33	$35.57
Number of accumulation units outstanding at end of period	0	0	834	802	603	505
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.95	$14.96	$13.37	$10.33	$13.61
Value at end of period	$15.31	$13.95	$14.96	$13.37	$10.33
Number of accumulation units outstanding at end of period	24	24	116	1,969	1,740
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.24	$14.57	$13.44
Value at end of period	$15.63	$14.24	$14.57
Number of accumulation units outstanding at end of period	0	0	1,197
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.80
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	4,146
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.03	$13.65	$10.94	$8.69	$14.43	$16.20
Value at end of period	$14.83	$13.03	$13.65	$10.94	$8.69	$14.43
Number of accumulation units outstanding at end of period	0	18,471	8,175	7,920	8,582	8,354
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.43	$19.44	$15.49	$12.01	$17.52	$17.52
Value at end of period	$20.26	$18.43	$19.44	$15.49	$12.01	$17.52
Number of accumulation units outstanding at end of period	106	106	18,911	18,576	18,147	5,141
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.90	$12.81	$11.29	$8.09	$12.92	$12.50
Value at end of period	$14.98	$12.90	$12.81	$11.29	$8.09	$12.92
Number of accumulation units outstanding at end of period	2,387	0	20,727	16,922	13,177	16,497
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.73	$17.35	$15.72	$13.07	$17.96	$18.22
Value at end of period	$18.85	$16.73	$17.35	$15.72	$13.07	$17.96
Number of accumulation units outstanding at end of period	9,243	17,810	17,670	14,300	21,454	13,999
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.55	$10.97	$9.02	$6.97	$11.49
Value at end of period	$11.61	$10.55	$10.97	$9.02	$6.97
Number of accumulation units outstanding at end of period	8,853	31,117	7,996	0	0

CFI 48

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.60	$15.92	$14.22	$10.42	$16.89	$14.66	$14.48
Value at end of period	$17.50	$14.60	$15.92	$14.22	$10.42	$16.89	$14.66
Number of accumulation units outstanding at end of period	6,276	4,734	6,685	4,448	8,843	0	635
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.62	$10.85	$10.00	$7.01	$11.58
Value at end of period	$12.00	$10.62	$10.85	$10.00	$7.01
Number of accumulation units outstanding at end of period	144	186	8,110	17,360	5,199
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$29.12	$35.77	$28.34	$15.69	$30.36	$25.87
Value at end of period	$34.98	$29.12	$35.77	$28.34	$15.69	$30.36
Number of accumulation units outstanding at end of period	4,179	3,931	10,049	17,274	14,421	12,946
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.94	$17.52	$12.46
Value at end of period	$11.69	$12.94	$17.52
Number of accumulation units outstanding at end of period	0	0	2,145
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.58	$12.89	$11.59	$9.61	$13.95	$13.88
Value at end of period	$13.92	$12.58	$12.89	$11.59	$9.61	$13.95
Number of accumulation units outstanding at end of period	5	0	2	4	13	9
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.64	$13.20	$12.29	$10.45	$11.74
Value at end of period	$15.82	$14.64	$13.20	$12.29	$10.45
Number of accumulation units outstanding at end of period	0	18,825	3,318	480	27,142
PIONEER HIGH YIELD FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.33	$14.68	$12.56	$7.80	$12.45	$11.72	$11.74
Value at end of period	$16.38	$14.33	$14.68	$12.56	$7.80	$12.45	$11.72
Number of accumulation units outstanding at end of period	5,110	26,894	35,390	33,187	26,821	17,416	6,252
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.52
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	95,467
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.19	$16.10	$13.95	$9.59	$13.91
Value at end of period	$18.00	$15.19	$16.10	$13.95	$9.59
Number of accumulation units outstanding at end of period	21	24	3,091	16,976	5,053
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.08	$15.07	$13.98	$9.39	$17.52	$17.42
Value at end of period	$15.41	$13.08	$15.07	$13.98	$9.39	$17.52
Number of accumulation units outstanding at end of period	51,357	47,071	14,184	4,514	1,192	1,068

CFI 49

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.72	$13.46	$12.07	$9.04	$14.93	$13.56	$13.61
Value at end of period	$15.22	$12.72	$13.46	$12.07	$9.04	$14.93	$13.56
Number of accumulation units outstanding at end of period	80,514	128,799	155,544	104,347	108,075	47,018	13,628
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.18	$14.44	$12.17	$9.85	$13.97	$14.13
Value at end of period	$15.76	$14.18	$13.53	$12.17	$9.85	$13.97
Number of accumulation units outstanding at end of period	19,058	21,511	0	3,851	3,600	1,601
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.29	$13.53
Value at end of period	$16.22	$14.29
Number of accumulation units outstanding at end of period	3	1
WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$10.52	$8.47	$5.69	$10.10
Value at end of period	$10.79	$8.93	$10.52	$8.47	$5.69
Number of accumulation units outstanding at end of period	9,794	0	0	2,446	1,655
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.53	$11.80	$10.48	$8.87	$13.36	$12.95	$12.89
Value at end of period	$13.99	$12.53	$11.80	$10.48	$8.87	$13.36	$12.95
Number of accumulation units outstanding at end of period	35,726	57,285	65,435	45,167	43,421	24,836	2,029
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.59	$15.01	$12.33	$9.55	$13.42
Value at end of period	$16.45	$14.59	$15.01	$12.33	$9.55
Number of accumulation units outstanding at end of period	0	0	5,409	5,977	5,092

		TABLE 10
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.45%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.03	$12.65	$11.28	$9.38	$12.73	$12.04	$10.85	$10.66
Value at end of period	$14.77	$13.03	$12.65	$11.28	$9.38	$12.73	$12.04	$10.85
Number of accumulation units outstanding at end of period	0	0	69,208	22,804	17,376	31,686	21,336	17,985
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.06	$17.57	$16.18	$11.71	$19.85	$16.81	$13.91	$13.09
Value at end of period	$17.83	$15.06	$17.57	$16.18	$11.71	$19.85	$16.81	$13.91
Number of accumulation units outstanding at end of period	0	4,156	9,155	29,569	9,009	9,275	9,072	5,701
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.73	$15.24	$13.11	$9.74	$17.09	$14.66	$13.24	$11.41	$10.42
Value at end of period	$17.00	$14.73	$15.24	$13.11	$9.74	$17.09	$14.66	$13.24	$11.41
Number of accumulation units outstanding at end of period	3,332	7,266	83,353	76,731	31,158	37,755	34,072	30,702	4,842

CFI 50

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.54	$11.23
Value at end of period	$13.42	$11.54
Number of accumulation units outstanding at end of period	0	619
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.49	$16.20	$12.72	$9.91	$14.89	$14.76
Value at end of period	$18.22	$15.49	$16.20	$12.72	$9.91	$14.89
Number of accumulation units outstanding at end of period	0	2,021	18,415	2,759	48	35
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.95	$14.76	$11.57	$8.13	$14.24	$12.83	$12.72
Value at end of period	$15.35	$13.95	$14.76	$11.57	$8.13	$14.24	$12.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	701	701
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.19	$16.79	$13.82	$10.23	$14.00	$14.48	$12.60	$12.43
Value at end of period	$18.75	$16.19	$16.79	$13.82	$10.23	$14.00	$14.48	$12.60
Number of accumulation units outstanding at end of period	0	0	4,255	4,602	4,516	4,396	5,423	5,347
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.96	$15.68	$12.45	$9.25	$15.82	$15.42
Value at end of period	$19.01	$15.96	$15.68	$12.45	$9.25	$15.82
Number of accumulation units outstanding at end of period	0	0	785	1,063	663	522
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.60	$10.65	$8.37	$5.76
Value at end of period	$13.33	$11.60	$10.65	$8.37
Number of accumulation units outstanding at end of period	0	97	0	43
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.28	$16.12	$12.62	$9.11	$15.05	$14.53
Value at end of period	$16.29	$14.28	$16.12	$12.62	$9.11	$15.05
Number of accumulation units outstanding at end of period	0	5,080	9,105	11,360	10,446	12,990
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.48	$12.72	$10.53	$8.72	$9.40
Value at end of period	$13.38	$12.48	$12.11	$10.53	$8.72
Number of accumulation units outstanding at end of period	4,602	4,433	0	0	3,831
ING GNMA INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.30	$13.37	$12.64	$12.22
Value at end of period	$14.64	$14.30	$13.37	$12.64
Number of accumulation units outstanding at end of period	0	0	0	3,661
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.35	$11.45	$10.14	$8.30	$13.33	$12.80	$11.27	$11.09
Value at end of period	$12.88	$11.35	$11.45	$10.14	$8.30	$13.33	$12.80	$11.27
Number of accumulation units outstanding at end of period	0	0	18,578	51,915	8,630	10,666	11,170	10,176

CFI 51

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.57	$13.84	$11.45	$8.77	$14.16	$13.54	$12.48	$12.08
Value at end of period	$15.83	$13.57	$13.84	$11.45	$8.77	$14.16	$13.54	$12.48
Number of accumulation units outstanding at end of period	0	82	23,838	4,679	3,185	2,032	1,630	1,850
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.90	$13.11	$10.76	$8.70	$13.20	$14.20	$12.58	$11.79	$10.32
Value at end of period	$14.38	$12.90	$13.11	$10.76	$8.70	$13.20	$14.20	$12.58	$11.79
Number of accumulation units outstanding at end of period	0	82	13,191	6,633	4,821	3,815	4,306	4,787	3,464
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.49	$12.58	$11.52	$10.26	$11.45	$10.87	$10.52	$10.29	$9.95
Value at end of period	$14.62	$13.49	$12.58	$11.52	$10.26	$11.45	$10.87	$10.52	$10.29
Number of accumulation units outstanding at end of period	0	0	32,286	24,415	26,139	27,477	28,101	24,426	1,384
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.36	$12.52	$11.49	$10.38	$11.44	$11.33
Value at end of period	$14.50	$13.36	$12.52	$11.49	$10.38	$11.44
Number of accumulation units outstanding at end of period	757	645	4,651	4,893	231	15
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.16	$17.28	$13.93	$9.62	$20.07	$18.29	$16.24
Value at end of period	$16.95	$14.16	$17.28	$13.93	$9.62	$20.07	$18.29
Number of accumulation units outstanding at end of period	0	0	0	8,544	0	0	2,439
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.44	$13.51	$13.24	$10.46	$18.35	$16.25	$13.69
Value at end of period	$13.58	$11.44	$13.51	$13.24	$10.46	$18.35	$16.25
Number of accumulation units outstanding at end of period	0	0	1,365	1,635	76	125	33
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.80	$12.11	$10.56	$8.26	$11.74
Value at end of period	$13.94	$11.80	$12.11	$10.56	$8.26
Number of accumulation units outstanding at end of period	0	0	6,153	5,469	4
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.74	$15.67	$13.10	$10.24
Value at end of period	$15.09	$12.74	$15.67	$13.10
Number of accumulation units outstanding at end of period	0	1,893	0	2,812
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.49	$15.29	$12.49	$9.98	$13.89
Value at end of period	$18.51	$15.49	$15.29	$12.49	$9.98
Number of accumulation units outstanding at end of period	0	0	143	16,194	10
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.70	$8.48	$7.16	$6.40	$9.24	$9.24
Value at end of period	$9.90	$8.70	$8.48	$7.16	$6.40	$9.24
Number of accumulation units outstanding at end of period	0	9,389	0	2,042	921	240

CFI 52

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.03	$12.30	$10.32	$8.05	$13.56	$13.62
Value at end of period	$13.47	$12.03	$12.30	$10.32	$8.05	$13.56
Number of accumulation units outstanding at end of period	0	0	0	613	23	9
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.80	$12.67	$11.60	$10.08
Value at end of period	$14.15	$12.80	$12.67	$11.60
Number of accumulation units outstanding at end of period	0	0	911	462
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.18	$12.33	$9.93
Value at end of period	$13.81	$12.18	$12.33
Number of accumulation units outstanding at end of period	0	0	2,897
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.56	$13.77	$11.95	$8.62	$14.54	$13.74	$11.73	$11.23
Value at end of period	$15.18	$12.56	$13.77	$11.95	$8.62	$14.54	$13.74	$11.73
Number of accumulation units outstanding at end of period	0	0	20,345	21,131	15,806	19,345	18,664	19,149
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.34
Value at end of period	$16.65
Number of accumulation units outstanding at end of period	230
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.48	$14.08	$13.15	$11.73	$11.81	$10.84	$10.47	$10.30	$10.00
Value at end of period	$15.55	$14.48	$14.08	$13.15	$11.73	$11.81	$10.84	$10.47	$10.30
Number of accumulation units outstanding at end of period	48	0	26,822	27,386	25,259	25,287	26,371	22,213	10,556
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.98	$10.51	$9.13	$7.39	$10.92
Value at end of period	$10.94	$9.98	$10.51	$9.13	$7.39
Number of accumulation units outstanding at end of period	0	215	0	152	302
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.28	$10.89	$9.28	$7.74
Value at end of period	$11.34	$10.28	$10.89	$9.28
Number of accumulation units outstanding at end of period	0	0	0	21,565
ING REAL ESTATE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.45	$16.96	$13.37	$10.36	$16.04	$19.31	$14.26	$12.76	$10.46
Value at end of period	$21.18	$18.45	$16.96	$13.37	$10.36	$16.04	$19.31	$14.26	$12.76
Number of accumulation units outstanding at end of period	0	0	13,307	0	0	254	254	0	2,984
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.32	$9.15	$8.21	$6.97
Value at end of period	$10.69	$9.32	$9.15	$8.21
Number of accumulation units outstanding at end of period	0	0	837	667

CFI 53

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23	$11.38	$10.80
Value at end of period	$12.44	$11.23	$11.38
Number of accumulation units outstanding at end of period	2,432	4,039	8,821
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.41	$11.84	$11.06
Value at end of period	$12.87	$11.41	$11.84
Number of accumulation units outstanding at end of period	0	0	17,376
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.42	$12.05	$11.22
Value at end of period	$13.07	$11.42	$12.05
Number of accumulation units outstanding at end of period	88	3,782	1,464
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.46	$12.17	$11.27
Value at end of period	$13.16	$11.46	$12.17
Number of accumulation units outstanding at end of period	88	772	3,589
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.00	$10.96
Value at end of period	$12.01	$11.00
Number of accumulation units outstanding at end of period	0	1,040
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.29	$12.14	$11.00	$9.39	$12.36	$11.75	$10.91	$10.87
Value at end of period	$13.72	$12.29	$12.14	$11.00	$9.39	$12.36	$11.75	$10.91
Number of accumulation units outstanding at end of period	0	0	2,870	2,869	2,869	2,899	2,805	72
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.62	$12.04	$10.71	$8.61	$13.54	$12.97	$11.53	$11.39
Value at end of period	$13.28	$11.62	$12.04	$10.71	$8.61	$13.54	$12.97	$11.53
Number of accumulation units outstanding at end of period	0	0	2,001	2,028	2,026	2,338	2,127	855
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.95	$12.09	$10.86	$8.97	$12.98	$12.38	$11.20	$11.14
Value at end of period	$13.50	$11.95	$12.09	$10.86	$8.97	$12.98	$12.38	$11.20
Number of accumulation units outstanding at end of period	0	0	1,167	1,167	1,246	1,278	960	357
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.41	$14.09	$12.42	$9.37	$13.00	$12.96
Value at end of period	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00
Number of accumulation units outstanding at end of period	0	0	0	1,854	457	69
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.62	$12.80	$11.20	$9.01	$14.09	$13.74	$11.60	$11.44
Value at end of period	$14.71	$12.62	$12.80	$11.20	$9.01	$14.09	$13.74	$11.60
Number of accumulation units outstanding at end of period	0	0	4,214	4,729	4,201	3,404	2,906	1,867

CFI 54

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.90	$13.13	$11.32	$7.97	$13.89	$12.73	$11.31	$10.84
Value at end of period	$15.23	$12.90	$13.13	$11.32	$7.97	$13.89	$12.73	$11.31
Number of accumulation units outstanding at end of period	0	0	15,537	17,282	14,305	15,796	15,364	14,356
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.50	$14.38	$13.40	$10.88
Value at end of period	$16.37	$13.50	$14.38	$13.40
Number of accumulation units outstanding at end of period	0	0	0	21,713
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.98	$13.60	$10.90	$7.91
Value at end of period	$14.76	$12.98	$13.60	$10.90
Number of accumulation units outstanding at end of period	0	0	22,940	4,730
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.54	$15.08
Value at end of period	$17.43	$14.54
Number of accumulation units outstanding at end of period	0	234
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.58	$10.82	$9.97	$6.99	$12.55
Value at end of period	$11.95	$10.58	$10.82	$9.97	$6.99
Number of accumulation units outstanding at end of period	0	0	0	41	302
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$29.00	$35.64	$28.25	$15.65	$30.30	$29.79
Value at end of period	$34.82	$29.00	$35.64	$28.25	$15.65	$30.30
Number of accumulation units outstanding at end of period	23	0	0	2,111	2,073	741
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.53	$12.85	$11.56	$9.43
Value at end of period	$13.85	$12.53	$12.85	$11.56
Number of accumulation units outstanding at end of period	0	0	7,942	7,165
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.60	$13.17	$12.27	$10.44	$11.69
Value at end of period	$15.77	$14.60	$13.17	$12.27	$10.44
Number of accumulation units outstanding at end of period	177	141	0	4,365	215
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.28	$14.63	$12.52	$7.78	$12.43	$11.70	$10.65	$10.47	$9.82
Value at end of period	$16.31	$14.28	$14.63	$12.52	$7.78	$12.43	$11.70	$10.65	$10.47
Number of accumulation units outstanding at end of period	0	0	17,477	13,715	12,895	16,279	15,796	18,812	5,075
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.03	$15.02	$13.94	$11.17
Value at end of period	$15.35	$13.03	$15.02	$13.94
Number of accumulation units outstanding at end of period	0	0	22,754	14,081

CFI 55

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.67	$13.41	$12.04	$9.01	$14.90	$14.80
Value at end of period	$15.16	$12.67	$13.41	$12.04	$9.01	$14.90
Number of accumulation units outstanding at end of period	0	2,776	18,667	39,038	908	290
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.12	$13.49	$12.14	$9.83	$13.94	$13.55	$11.35	$11.32
Value at end of period	$15.69	$14.12	$13.49	$12.14	$9.83	$13.94	$13.55	$11.35
Number of accumulation units outstanding at end of period	0	3,353	7,599	6,445	5,980	6,688	6,224	2,996
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.00	$12.99
Value at end of period	$15.71	$14.00
Number of accumulation units outstanding at end of period	0	289
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.24	$13.93
Value at end of period	$16.15	$14.24
Number of accumulation units outstanding at end of period	0	3,373
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.48	$11.75	$10.88
Value at end of period	$13.93	$12.48	$11.75
Number of accumulation units outstanding at end of period	0	0	32,227

		TABLE 11
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.50%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.48	$9.00	$8.26	$7.13
Value at end of period	$9.68	$8.48	$9.00	$8.26
Number of accumulation units outstanding at end of period	28	12	142	5,230
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.24	$10.72	$9.54	$7.94	$13.50	$13.87
Value at end of period	$13.11	$11.24	$10.72	$9.54	$7.94	$13.50
Number of accumulation units outstanding at end of period	0	0	81	3,327	6,593	2,444
ALLIANZ NFJ DIVIDEND VALUE FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$14.07	$13.74	$12.03
Value at end of period	$15.91	$14.07	$13.74
Number of accumulation units outstanding at end of period	5,329	0	9,393
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$18.46	$18.21	$14.68	$11.93	$16.33	$15.50	$13.76
Value at end of period	$20.23	$18.46	$18.21	$14.68	$11.93	$16.33	$15.50
Number of accumulation units outstanding at end of period	1,467	1,902	1,781	382	0	0	4,226

CFI 56

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.79	$14.16	$12.30	$12.09
Value at end of period	$15.22	$13.79	$14.16	$12.30
Number of accumulation units outstanding at end of period	417	5,480	40	47
AMANA INCOME FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.58	$13.42	$11.52
Value at end of period	$14.77	$13.58	$13.42
Number of accumulation units outstanding at end of period	253	2,308	1,498
AMERICAN BALANCED FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.98	$12.61	$11.25	$9.36	$12.70	$12.02	$10.84	$10.59	$9.97
Value at end of period	$14.70	$12.98	$12.61	$11.25	$9.36	$12.70	$12.02	$10.84	$10.59
Number of accumulation units outstanding at end of period	9,466	8,504	13,238	8,334	2,362	3,647	4,232	7,050	4,474
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.57	$11.22	$10.72	$10.39
Value at end of period	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	35,955	49,704	35,658	1,151
ARIEL APPRECIATION FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.42	$13.52	$11.40	$7.05	$12.00	$12.28	$11.16	$10.94	$9.96
Value at end of period	$14.69	$12.42	$13.52	$11.40	$7.05	$12.00	$12.28	$11.16	$10.94
Number of accumulation units outstanding at end of period	10,780	10,574	8,673	791	90	0	0	10,606	8,012
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.88	$13.99	$13.31	$13.47
Value at end of period	$16.03	$12.88	$13.99	$13.31
Number of accumulation units outstanding at end of period	0	0	0	42
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.41	$12.26
Value at end of period	$13.80	$12.41
Number of accumulation units outstanding at end of period	17,912	4,207
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.62	$15.80	$12.65	$12.23
Value at end of period	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	84	21	111	46
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.59	$13.73	$12.85	$12.87
Value at end of period	$14.88	$12.59	$13.73	$12.85
Number of accumulation units outstanding at end of period	10,955	8,823	13,517	1,080
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.30	$9.78	$8.01	$5.59
Value at end of period	$10.76	$9.30	$9.78	$8.01
Number of accumulation units outstanding at end of period	1,073	828	688	279

CFI 57

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CRM MID CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.19	$14.31	$12.15	$11.99
Value at end of period	$15.41	$13.19	$14.31	$12.15
Number of accumulation units outstanding at end of period	12,100	7,676	15,029	118
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.85	$12.17
Value at end of period	$11.80	$9.85
Number of accumulation units outstanding at end of period	0	1,172
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.64	$13.33	$12.21	$11.75
Value at end of period	$14.53	$12.64	$13.33	$12.21
Number of accumulation units outstanding at end of period	2,199	1,828	1,465	1,034
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.00	$17.50	$16.13	$11.69	$19.81	$16.79	$13.90	$11.57	$10.10
Value at end of period	$17.75	$15.00	$17.50	$16.13	$11.69	$19.81	$16.79	$13.90	$11.57
Number of accumulation units outstanding at end of period	23,175	19,182	32,519	38,673	28,232	32,345	17,403	15,396	12,073
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.04	$12.24	$10.37
Value at end of period	$13.85	$12.04	$12.24
Number of accumulation units outstanding at end of period	2,227	0	1,363
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.67	$15.19	$13.07	$9.72	$17.06	$14.64	$13.22	$11.41	$10.20
Value at end of period	$16.92	$14.67	$15.19	$13.07	$9.72	$17.06	$14.64	$13.22	$11.41
Number of accumulation units outstanding at end of period	61,609	65,578	67,925	36,492	35,797	40,579	36,898	11,040	8,559
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.50	$11.49	$10.07	$7.80	$13.73	$13.64	$11.64
Value at end of period	$13.36	$11.50	$11.49	$10.07	$7.80	$13.73	$13.64
Number of accumulation units outstanding at end of period	14,279	14,844	14,226	16,037	10,882	135	952
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.21	$11.29	$9.17	$7.21	$10.67
Value at end of period	$12.74	$11.21	$11.29	$9.17	$7.21
Number of accumulation units outstanding at end of period	2,909	2,802	3,640	4,605	4,256
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.43	$16.14	$12.68	$9.89	$14.86	$15.33	$14.16
Value at end of period	$18.14	$15.43	$16.14	$12.68	$9.89	$14.86	$15.33
Number of accumulation units outstanding at end of period	1,772	5,334	4,822	2,888	4,391	14,341	15,278
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.89	$14.71	$11.53	$8.11	$14.21	$12.81	$12.61
Value at end of period	$15.28	$13.89	$14.71	$11.53	$8.11	$14.21	$12.81
Number of accumulation units outstanding at end of period	3,290	3,075	3,228	177	0	11,457	8,746

CFI 58

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.90	$9.15	$8.09	$5.69
Value at end of period	$10.34	$8.90	$9.15	$8.09
Number of accumulation units outstanding at end of period	7,107	3,076	5,736	2,800
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.12	$16.73	$13.78	$10.21	$13.25
Value at end of period	$18.67	$16.12	$16.73	$13.78	$10.21
Number of accumulation units outstanding at end of period	8,774	6,055	5,806	2,620	4,146
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.89	$15.63	$12.41	$9.23	$15.79	$14.95	$12.81
Value at end of period	$18.92	$15.89	$15.63	$12.41	$9.23	$15.79	$14.95
Number of accumulation units outstanding at end of period	29,533	25,239	28,539	21,831	30,352	7,836	4,837
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.56
Value at end of period	$15.21	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74
Number of accumulation units outstanding at end of period	1,863	65	3,124	1,112	275	128	2,582
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.51	$14.71
Value at end of period	$15.37	$13.51
Number of accumulation units outstanding at end of period	1,896	4,237
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.70	$14.27	$12.11	$7.98	$13.35	$12.48
Value at end of period	$13.61	$12.70	$14.27	$12.11	$7.98	$13.35
Number of accumulation units outstanding at end of period	5,428	1,996	3,854	13,862	3,206	4,249
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.56	$10.62	$8.35	$6.18	$10.12	$12.36	$10.42
Value at end of period	$13.28	$11.56	$10.62	$8.35	$6.18	$10.12	$12.36
Number of accumulation units outstanding at end of period	7,715	12,508	11,681	8,180	6,278	2,250	17,241
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.18	$10.52	$8.44	$6.80	$10.36	$10.69
Value at end of period	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	0	0	0	2,041	4,050	2,060
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.12	$15.26	$13.63	$9.75
Value at end of period	$17.68	$15.12	$15.26	$13.63
Number of accumulation units outstanding at end of period	0	0	17	118
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.61	$11.19	$10.03	$7.66	$12.67	$12.22	$10.98
Value at end of period	$11.85	$10.61	$11.19	$10.03	$7.66	$12.67	$12.22
Number of accumulation units outstanding at end of period	4,723	4,698	3,745	5,360	4,825	0	5,310

CFI 59

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.24	$16.07	$12.59	$9.10	$15.03	$13.21	$12.18
Value at end of period	$16.23	$14.24	$16.07	$12.59	$9.10	$15.03	$13.21
Number of accumulation units outstanding at end of period	16,571	20,562	19,139	10,659	10,060	590	4,825
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.45	$12.09	$10.52	$8.71	$10.48
Value at end of period	$13.34	$12.45	$12.09	$10.52	$8.71
Number of accumulation units outstanding at end of period	7,243	9,481	10,964	10,869	9,967
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.02	$15.99	$14.00	$13.87
Value at end of period	$18.72	$15.02	$15.99	$14.00
Number of accumulation units outstanding at end of period	45	11	0	103
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.50	$14.95	$13.65
Value at end of period	$13.03	$13.50	$14.95
Number of accumulation units outstanding at end of period	0	223	1
ING GNMA INCOME FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.24	$13.32	$12.61	$12.07	$11.35	$10.78	$10.36
Value at end of period	$14.57	$14.24	$13.32	$12.61	$12.07	$11.35	$10.78
Number of accumulation units outstanding at end of period	6,233	10,237	15,332	8,642	13,957	3,141	4,566
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.90	$13.72
Value at end of period	$15.95	$13.90
Number of accumulation units outstanding at end of period	0	25
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.30	$11.41	$10.11	$8.28	$13.30	$12.78	$11.26	$10.78	$9.93
Value at end of period	$12.82	$11.30	$11.41	$10.11	$8.28	$13.30	$12.78	$11.26	$10.78
Number of accumulation units outstanding at end of period	14,020	13,211	12,738	18,247	17,295	13,064	2,490	1,586	901
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.51	$13.79	$11.42	$8.75	$14.14	$13.52	$12.27
Value at end of period	$15.76	$13.51	$13.79	$11.42	$8.75	$14.14	$13.52
Number of accumulation units outstanding at end of period	4,862	7,533	6,754	9,127	7,729	2,862	659
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.85	$13.07	$10.73	$8.67	$13.18	$14.18	$12.93
Value at end of period	$14.32	$12.85	$13.07	$10.73	$8.67	$13.18	$14.18
Number of accumulation units outstanding at end of period	28,222	28,756	27,788	26,729	26,993	27,104	490
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.02
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	82

CFI 60

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.68
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	16,853
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.29	$11.75	$10.24
Value at end of period	$12.92	$11.29	$11.75
Number of accumulation units outstanding at end of period	5,310	0	1,143
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.80
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	10,650
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.35
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	136
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.77
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	7,792
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.43	$12.53	$11.48	$10.23	$11.42	$10.86	$10.51	$10.28	$10.17
Value at end of period	$14.55	$13.43	$12.53	$11.48	$10.23	$11.42	$10.86	$10.51	$10.28
Number of accumulation units outstanding at end of period	27,631	32,233	31,063	23,103	30,601	20,544	0	7,602	5,481
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.31	$12.48	$11.46	$10.36	$11.42	$10.86	$10.52	$10.29	$9.95
Value at end of period	$14.44	$13.31	$12.48	$11.46	$10.36	$11.42	$10.86	$10.52	$10.29
Number of accumulation units outstanding at end of period	71,680	72,930	84,730	103,996	109,387	99,263	11,930	1,267	1,029
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.03	$8.07	$7.54	$7.50
Value at end of period	$8.29	$7.03	$8.07	$7.54
Number of accumulation units outstanding at end of period	0	0	0	170
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.11	$17.22	$13.89	$9.60	$20.03	$19.44
Value at end of period	$16.87	$14.11	$17.22	$13.89	$9.60	$20.03
Number of accumulation units outstanding at end of period	0	211	199	7,856	7,239	5,379
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.39	$13.47	$13.20	$10.43	$18.32	$17.73
Value at end of period	$13.52	$11.39	$13.47	$13.20	$10.43	$18.32
Number of accumulation units outstanding at end of period	7,510	7,456	7,326	7,320	7,406	9,051

CFI 61

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.75	$12.07	$10.53	$8.24	$13.03	$13.40	$11.88
Value at end of period	$13.88	$11.75	$12.07	$10.53	$8.24	$13.03	$13.40
Number of accumulation units outstanding at end of period	25,744	25,859	25,943	58,941	61,633	77,212	5,956
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.70	$15.64	$13.08	$6.92
Value at end of period	$15.04	$12.70	$15.64	$13.08
Number of accumulation units outstanding at end of period	0	0	7,475	13,835
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.43	$15.23	$12.45	$9.96	$14.95	$14.68	$13.28
Value at end of period	$18.43	$15.43	$15.23	$12.45	$9.96	$14.95	$14.68
Number of accumulation units outstanding at end of period	9,166	7,847	6,504	3,914	6,889	1,624	3,682
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.68	$8.46	$7.14	$6.40	$8.38
Value at end of period	$9.87	$8.68	$8.46	$7.14	$6.40
Number of accumulation units outstanding at end of period	2,696	6,901	5,219	0	4,331
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.99	$12.27	$10.30	$8.03	$11.34
Value at end of period	$13.41	$11.99	$12.27	$10.30	$8.03
Number of accumulation units outstanding at end of period	11	3	948	802	796
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.75	$12.62	$11.56	$9.86	$12.78	$12.81
Value at end of period	$14.09	$12.75	$12.62	$11.56	$9.86	$12.78
Number of accumulation units outstanding at end of period	0	0	163	20	224	80
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.17	$12.32	$9.93
Value at end of period	$13.79	$12.17	$12.32
Number of accumulation units outstanding at end of period	14,544	11,822	16,102
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.95	$11.05	$11.13
Value at end of period	$10.84	$10.95	$11.05
Number of accumulation units outstanding at end of period	1,445	1,466	1,261
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.52	$13.73	$11.92	$8.60	$14.52	$13.73	$11.48
Value at end of period	$15.12	$12.52	$13.73	$11.92	$8.60	$14.52	$13.73
Number of accumulation units outstanding at end of period	41,071	40,945	38,613	26,412	28,612	30,559	15,152
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.64	$14.10	$12.42	$8.36	$10.86	$10.61	$10.05
Value at end of period	$16.59	$14.64	$14.10	$12.42	$8.36	$10.86	$10.61
Number of accumulation units outstanding at end of period	4,048	4,254	8,947	3,035	0	0	1,708

CFI 62

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.42	$14.04	$13.11	$11.70	$11.78	$10.82	$10.46	$10.30	$10.17
Value at end of period	$15.48	$14.42	$14.04	$13.11	$11.70	$11.78	$10.82	$10.46	$10.30
Number of accumulation units outstanding at end of period	42,334	30,735	52,835	55,899	33,070	34,881	29,286	9,708	6,879
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.95	$10.49	$9.11	$7.38	$11.37	$11.56
Value at end of period	$10.90	$9.95	$10.49	$9.11	$7.38	$11.37
Number of accumulation units outstanding at end of period	3,498	3,767	3,632	4,843	4,106	4,980
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.12	$15.34	$12.99	$8.04
Value at end of period	$17.43	$15.12	$15.34	$12.99
Number of accumulation units outstanding at end of period	0	0	0	58
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.25	$10.86	$9.27	$7.45	$11.20	$11.35
Value at end of period	$11.31	$10.25	$10.86	$9.27	$7.45	$11.20
Number of accumulation units outstanding at end of period	19,870	17,653	16,506	14,426	12,176	16,071
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.21	$10.82	$9.23	$7.42	$10.69
Value at end of period	$11.27	$10.21	$10.82	$9.23	$7.42
Number of accumulation units outstanding at end of period	1,802	2,231	4,906	5,004	1,990
ING REAL ESTATE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.38	$16.90	$13.33	$10.33	$16.01	$19.28	$15.53
Value at end of period	$21.09	$18.38	$16.90	$13.33	$10.33	$16.01	$19.28
Number of accumulation units outstanding at end of period	1,823	2,380	2,117	5	872	5,055	6,354
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.03
Value at end of period	$16.56
Number of accumulation units outstanding at end of period	4,541
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.30	$9.14	$8.20	$6.96
Value at end of period	$10.67	$9.30	$9.14	$8.20
Number of accumulation units outstanding at end of period	2,880	181	17,724	26,432
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.99	$10.26	$8.25	$8.04
Value at end of period	$11.61	$9.99	$10.26	$8.25
Number of accumulation units outstanding at end of period	0	0	0	30
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.48	$10.99	$8.76	$8.59
Value at end of period	$12.07	$10.48	$10.99	$8.76
Number of accumulation units outstanding at end of period	0	0	0	28

CFI 63

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.00	$16.98	$13.22
Value at end of period	$19.45	$17.00	$16.98
Number of accumulation units outstanding at end of period	258	258	381
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.57	$16.05	$12.97	$10.22	$13.33
Value at end of period	$17.74	$15.57	$16.05	$12.97	$10.22
Number of accumulation units outstanding at end of period	2,826	343	5,755	2,224	12
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22	$11.37	$10.80
Value at end of period	$12.42	$11.22	$11.37
Number of accumulation units outstanding at end of period	6,422	6,874	29,244
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.40	$11.84	$11.06
Value at end of period	$12.85	$11.40	$11.84
Number of accumulation units outstanding at end of period	53,877	59,796	105,440
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.41	$12.04	$11.21
Value at end of period	$13.05	$11.41	$12.04
Number of accumulation units outstanding at end of period	18,151	20,670	34,514
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.45	$12.16	$11.27
Value at end of period	$13.14	$11.45	$12.16
Number of accumulation units outstanding at end of period	26,307	27,988	35,014
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.91	$11.57	$11.53
Value at end of period	$12.51	$10.91	$11.57
Number of accumulation units outstanding at end of period	1,047	448	1
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.99	$11.02	$10.51
Value at end of period	$11.99	$10.99	$11.02
Number of accumulation units outstanding at end of period	451	13,252	19,072
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.24	$12.10	$10.97	$9.37	$12.33	$11.73	$10.90	$10.56	$10.06
Value at end of period	$13.66	$12.24	$12.10	$10.97	$9.37	$12.33	$11.73	$10.90	$10.56
Number of accumulation units outstanding at end of period	40,352	23,340	30,228	1,338	9,619	48,249	1,062	413	235
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.57	$12.00	$10.68	$8.59	$13.52	$12.95	$11.52	$10.91	$9.93
Value at end of period	$13.22	$11.57	$12.00	$10.68	$8.59	$13.52	$12.95	$11.52	$10.91
Number of accumulation units outstanding at end of period	66,016	41,447	35,797	8,729	8,034	54,737	27,296	1,258	880

CFI 64

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.91	$12.05	$10.83	$8.95	$12.95	$12.36	$11.19	$10.76	$10.02
Value at end of period	$13.44	$11.91	$12.05	$10.83	$8.95	$12.95	$12.36	$11.19	$10.76
Number of accumulation units outstanding at end of period	68,852	30,623	39,860	37,759	55,237	61,033	9,583	176	32
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.37	$14.05	$12.39	$9.36	$12.99	$13.40
Value at end of period	$16.35	$14.37	$14.05	$12.39	$9.36	$12.99
Number of accumulation units outstanding at end of period	63,960	65,960	73,081	77,169	68,703	20,046
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.67	$14.29	$11.21	$7.72	$13.67	$13.52
Value at end of period	$15.76	$13.67	$14.29	$11.21	$7.72	$13.67
Number of accumulation units outstanding at end of period	11,140	10,535	12,641	14,065	9,311	11,455
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.57	$12.76	$11.17	$8.99	$14.06	$13.72	$11.59	$11.22	$10.30
Value at end of period	$14.64	$12.57	$12.76	$11.17	$8.99	$14.06	$13.72	$11.59	$11.22
Number of accumulation units outstanding at end of period	11,636	12,562	31,330	21,500	10,675	3,984	6,682	2,593	1,791
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.85	$13.09	$11.28	$7.95	$13.86	$13.75
Value at end of period	$15.17	$12.85	$13.09	$11.28	$7.95	$13.86
Number of accumulation units outstanding at end of period	64,617	53,407	50,503	22,178	43,180	22,751
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.48	$14.32	$12.66	$9.26	$18.45	$19.10
Value at end of period	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45
Number of accumulation units outstanding at end of period	1,029	1,025	4,106	4,231	1,811	105
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.46	$14.34	$13.37	$10.14	$13.42
Value at end of period	$16.31	$13.46	$14.34	$13.37	$10.14
Number of accumulation units outstanding at end of period	426	344	295	199	2,324
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.05	$11.33	$10.75	$10.18
Value at end of period	$12.42	$12.05	$11.33	$10.75
Number of accumulation units outstanding at end of period	5,164	0	0	536
ING VALUE CHOICE FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.78
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	309
INVESCO ENDEAVOR FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.12
Value at end of period	$14.46
Number of accumulation units outstanding at end of period	1

CFI 65

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$34.38	$33.22	$31.96	$25.24	$35.48	$33.97
Value at end of period	$41.26	$34.38	$33.22	$31.96	$25.24	$35.48
Number of accumulation units outstanding at end of period	1,506	1,518	679	614	914	1,130
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.84	$14.86	$13.29	$10.28	$14.26	$13.06	$11.83	$11.08	$10.25
Value at end of period	$15.18	$13.84	$14.86	$13.29	$10.28	$14.26	$13.06	$11.83	$11.08
Number of accumulation units outstanding at end of period	17,525	15,806	15,256	12,752	11,543	15,455	16,112	15,422	17,647
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.11	$16.57	$14.18
Value at end of period	$18.38	$15.11	$16.57
Number of accumulation units outstanding at end of period	932	1,688	4,433
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.22	$15.59
Value at end of period	$15.58	$14.22
Number of accumulation units outstanding at end of period	0	1,819
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.93	$13.56	$10.87	$8.64	$14.37	$15.99
Value at end of period	$14.70	$12.93	$13.56	$10.87	$8.64	$14.37
Number of accumulation units outstanding at end of period	13,421	12,081	10,961	3,467	3,469	4,785
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.29	$19.31	$15.40	$11.95	$17.45	$15.91	$13.31	$11.84	$10.37
Value at end of period	$20.08	$18.29	$19.31	$15.40	$11.95	$17.45	$15.91	$13.31	$11.84
Number of accumulation units outstanding at end of period	18,772	18,663	17,784	17,324	14,917	18,185	17,820	26,840	21,591
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.85
Value at end of period	$14.85
Number of accumulation units outstanding at end of period	1,015
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.60	$17.23	$15.62	$13.01	$17.89	$18.10
Value at end of period	$18.68	$16.60	$17.23	$15.62	$13.01	$17.89
Number of accumulation units outstanding at end of period	16,230	15,632	20,575	20,036	19,734	5,860
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.15	$12.41
Value at end of period	$13.23	$12.15
Number of accumulation units outstanding at end of period	0	3,250
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.49	$10.92	$8.98	$6.95	$11.47	$11.48
Value at end of period	$11.53	$10.49	$10.92	$8.98	$6.95	$11.47
Number of accumulation units outstanding at end of period	8,713	980	20,479	15,321	9,517	4,830

CFI 66

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.48	$15.81	$14.14	$10.37	$16.82	$14.62	$12.70
Value at end of period	$17.35	$14.48	$15.81	$14.14	$10.37	$16.82	$14.62
Number of accumulation units outstanding at end of period	7,884	6,756	10,046	10,762	6,236	10,684	14,643
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.53	$10.78	$9.94	$6.97	$12.98	$11.49	$10.76	$10.35	$9.62
Value at end of period	$11.89	$10.53	$10.78	$9.94	$6.97	$12.98	$11.49	$10.76	$10.35
Number of accumulation units outstanding at end of period	0	0	0	0	19,204	0	495	2,336	1,490
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$28.89	$35.52	$28.17	$15.61	$22.51
Value at end of period	$34.67	$28.89	$35.52	$28.17	$15.61
Number of accumulation units outstanding at end of period	2,725	3,597	2,571	2,345	6,501
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.67	$15.04	$12.96
Value at end of period	$16.43	$13.67	$15.04
Number of accumulation units outstanding at end of period	80	80	80
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.57
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	164
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.48	$12.80	$11.52	$9.56	$13.90	$12.79	$11.79
Value at end of period	$13.79	$12.48	$12.80	$11.52	$9.56	$13.90	$12.79
Number of accumulation units outstanding at end of period	14,984	16,608	16,025	14,314	14,249	13,354	5,564
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.56	$13.14	$12.24	$10.42	$11.68
Value at end of period	$15.72	$14.56	$13.14	$12.24	$10.42
Number of accumulation units outstanding at end of period	14,008	13,050	11,024	9,823	14,150
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.00	$10.54	$9.17	$5.30	$11.19
Value at end of period	$8.89	$8.00	$10.54	$9.17	$5.30
Number of accumulation units outstanding at end of period	7,738	5,446	3,524	3,061	2,949
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.22	$14.58	$12.48	$7.76	$12.40	$11.68	$10.89
Value at end of period	$16.24	$14.22	$14.58	$12.48	$7.76	$12.40	$11.68
Number of accumulation units outstanding at end of period	10,386	8,891	7,894	14,250	14,364	13,741	7,381
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.07	$15.99	$13.87	$9.55	$14.73	$14.79	$12.42	$11.64	$10.37
Value at end of period	$17.84	$15.07	$15.99	$13.87	$9.55	$14.73	$14.79	$12.42	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	12,382	0	7,996	1,442	907

CFI 67

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.98	$14.97	$13.89	$9.34	$17.46	$14.99	$12.59	$11.46	$9.94
Value at end of period	$15.28	$12.98	$14.97	$13.89	$9.34	$17.46	$14.99	$12.59	$11.46
Number of accumulation units outstanding at end of period	11,986	11,656	11,521	11,162	12,145	13,910	13,973	13,384	12,691
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.62	$13.37	$12.00	$8.99	$14.87	$13.52	$12.28	$10.84	$9.91
Value at end of period	$15.09	$12.62	$13.37	$12.00	$8.99	$14.87	$13.52	$12.28	$10.84
Number of accumulation units outstanding at end of period	98,714	91,952	128,235	97,630	82,513	56,646	47,231	24,464	19,477
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.07	$13.44	$12.10	$9.80	$13.92	$14.28
Value at end of period	$15.62	$14.07	$13.44	$12.10	$9.80	$13.92
Number of accumulation units outstanding at end of period	2,688	3,198	15,297	12,518	26,878	12,097
THORNBURG INTERNATIONAL VALUE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.31	$12.41
Value at end of period	$11.83	$10.31
Number of accumulation units outstanding at end of period	0	1,983
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.94	$12.78	$11.27	$9.76	$14.28	$13.81	$11.57	$11.23	$10.11
Value at end of period	$15.64	$13.94	$12.78	$11.27	$9.76	$14.28	$13.81	$11.57	$11.23
Number of accumulation units outstanding at end of period	13,792	13,094	13,527	11,334	9,715	15,814	15,939	20,239	18,284
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.18	$14.14	$11.52
Value at end of period	$16.08	$14.18	$14.14
Number of accumulation units outstanding at end of period	0	2,019	1,930
WANGER INTERNATIONAL
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.89	$10.42
Value at end of period	$10.73	$8.89
Number of accumulation units outstanding at end of period	0	142
WANGER USA
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.69	$16.37	$13.36	$13.17
Value at end of period	$18.69	$15.69	$16.37	$13.36
Number of accumulation units outstanding at end of period	129	1,875	1,250	112
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.43	$11.71	$10.42	$8.83	$13.31	$12.91	$11.03	$10.75	$9.97
Value at end of period	$13.87	$12.43	$11.71	$10.42	$8.83	$13.31	$12.91	$11.03	$10.75
Number of accumulation units outstanding at end of period	66,226	66,424	61,273	42,549	42,507	20,720	25,930	28,245	22,663
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.48	$14.91	$12.25	$9.51	$14.03	$15.39	$12.77	$11.65	$10.30
Value at end of period	$16.30	$14.48	$14.91	$12.25	$9.51	$14.03	$15.39	$12.77	$11.65
Number of accumulation units outstanding at end of period	0	0	0	0	968	0	0	3,603	2,719

CFI 68

	Condensed Financial Information (continued)

		TABLE 12
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.55%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.39	$18.15	$14.64	$11.90	$16.30	$15.48	$13.35
Value at end of period	$20.14	$18.39	$18.15	$14.64	$11.90	$16.30	$15.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	50	31
AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.93	$12.01
Value at end of period	$14.64	$12.93
Number of accumulation units outstanding at end of period	119	119
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.55	$11.49
Value at end of period	$13.27	$12.55
Number of accumulation units outstanding at end of period	5,765	3,176
ARIEL FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.39	$12.97	$10.39	$6.41	$12.51	$12.84	$11.67
Value at end of period	$13.59	$11.39	$12.97	$10.39	$6.41	$12.51	$12.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	55	30
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.86	$13.98	$13.31	$13.16
Value at end of period	$16.00	$12.86	$13.98	$13.31
Number of accumulation units outstanding at end of period	0	0	30	7
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.57	$13.72	$12.84	$12.74
Value at end of period	$14.85	$12.57	$13.72	$12.84
Number of accumulation units outstanding at end of period	0	0	176	48
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.62	$13.32	$12.21	$12.25
Value at end of period	$14.50	$12.62	$13.32	$12.21
Number of accumulation units outstanding at end of period	1,412	1,229	325	67
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.95	$17.44	$16.08	$11.66	$19.77	$16.77	$14.78
Value at end of period	$17.67	$14.95	$17.44	$16.08	$11.66	$19.77	$16.77
Number of accumulation units outstanding at end of period	3,955	26,182	24,930	16,563	22,505	13,107	12,509
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.61	$15.13	$13.03	$9.70	$17.03	$14.62	$13.21	$12.21
Value at end of period	$16.85	$14.61	$15.13	$13.03	$9.70	$17.03	$14.62	$13.21
Number of accumulation units outstanding at end of period	21,130	68,096	59,505	23,028	45,442	44,585	41,013	6,802

CFI 69

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.45	$11.45	$10.04	$7.78	$13.70	$13.62	$12.01
Value at end of period	$13.31	$11.45	$11.45	$10.04	$7.78	$13.70	$13.62
Number of accumulation units outstanding at end of period	2,170	35,328	34,486	4,485	27,356	28,773	26,550
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.16	$11.48
Value at end of period	$12.68	$11.16
Number of accumulation units outstanding at end of period	2,982	2,528
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.37	$16.09	$12.64	$9.86	$14.83	$15.31	$14.43
Value at end of period	$18.06	$15.37	$16.09	$12.64	$9.86	$14.83	$15.31
Number of accumulation units outstanding at end of period	0	8,778	8,107	1,849	6,074	7,625	6,842
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.84	$14.66	$11.50	$8.09	$14.18	$12.79	$11.29
Value at end of period	$15.21	$13.84	$14.66	$11.50	$8.09	$14.18	$12.79
Number of accumulation units outstanding at end of period	0	0	2,280	1,854	0	424	223
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.88	$9.15
Value at end of period	$10.32	$8.88
Number of accumulation units outstanding at end of period	108	103
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.06	$16.67	$14.41
Value at end of period	$18.58	$16.06	$16.67
Number of accumulation units outstanding at end of period	604	480	4,267
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.83	$15.57	$12.38	$9.21	$15.76	$14.93	$13.03	$12.06
Value at end of period	$18.84	$15.83	$15.57	$12.38	$9.21	$15.76	$14.93	$13.03
Number of accumulation units outstanding at end of period	747	12,758	16,037	5,957	7,904	7,365	6,426	246
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.57
Value at end of period	$15.15	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73
Number of accumulation units outstanding at end of period	697	12,864	13,728	0	14,533	11,832	9,986
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.65	$14.22	$12.08	$7.96	$12.27
Value at end of period	$13.55	$12.65	$14.22	$12.08	$7.96
Number of accumulation units outstanding at end of period	576	1,002	4,362	5,121	192
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.53	$10.60	$8.34	$6.17	$11.30
Value at end of period	$13.24	$11.53	$10.60	$8.34	$6.17
Number of accumulation units outstanding at end of period	0	14,903	10,926	6,823	2,132

CFI 70

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.10	$15.58
Value at end of period	$17.64	$15.10
Number of accumulation units outstanding at end of period	573	531
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.19	$16.03	$12.56	$9.08	$14.41
Value at end of period	$16.17	$14.19	$16.03	$12.56	$9.08
Number of accumulation units outstanding at end of period	715	15,562	21,655	17,244	12,977
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.42	$12.07	$10.50	$8.71	$10.66
Value at end of period	$13.30	$12.42	$12.07	$10.50	$8.71
Number of accumulation units outstanding at end of period	0	11,281	16,364	4,263	3,972
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.00	$15.38
Value at end of period	$18.69	$15.00
Number of accumulation units outstanding at end of period	591	523
ING GNMA INCOME FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.18	$13.27	$12.57	$12.04	$11.33	$10.76	$10.38	$10.24
Value at end of period	$14.51	$14.18	$13.27	$12.57	$12.04	$11.33	$10.76	$10.38
Number of accumulation units outstanding at end of period	381	359	339	337	337	2,570	2,398	2,945
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.26	$11.55
Value at end of period	$12.76	$11.26
Number of accumulation units outstanding at end of period	4,099	3,081
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.46	$13.75	$11.38	$8.73	$14.11	$13.50	$12.75
Value at end of period	$15.69	$13.46	$13.75	$11.38	$8.73	$14.11	$13.50
Number of accumulation units outstanding at end of period	166	11,315	15,071	1,375	8,061	12,499	11,909
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.80	$13.02	$10.70	$8.65	$13.15	$14.16	$12.56	$11.73
Value at end of period	$14.25	$12.80	$13.02	$10.70	$8.65	$13.15	$14.16	$12.56
Number of accumulation units outstanding at end of period	632	14,240	13,770	1,051	5,303	12,874	11,485	3,698
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.38	$12.49	$11.45	$10.35
Value at end of period	$14.49	$13.38	$12.49	$11.45
Number of accumulation units outstanding at end of period	1,684	1,140	50	19
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.26	$12.44	$11.43	$10.33	$11.39	$10.84	$10.44
Value at end of period	$14.37	$13.26	$12.44	$11.43	$10.33	$11.39	$10.84
Number of accumulation units outstanding at end of period	73	70,313	69,090	53,056	55,534	43,927	43,589

CFI 71

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$7.02	$7.68
Value at end of period	$8.27	$7.02
Number of accumulation units outstanding at end of period	506	443
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.35	$13.42	$13.16	$10.41	$17.72
Value at end of period	$13.46	$11.35	$13.42	$13.16	$10.41
Number of accumulation units outstanding at end of period	0	932	810	699	587
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.67	$15.60	$13.05	$7.66	$15.49
Value at end of period	$14.99	$12.67	$15.60	$13.05	$7.66
Number of accumulation units outstanding at end of period	3,418	6,044	3,131	5,745	3,608
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.37	$15.18	$12.41	$12.43
Value at end of period	$18.35	$15.37	$15.18	$12.41
Number of accumulation units outstanding at end of period	7	5	168	51
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.66	$8.59
Value at end of period	$9.84	$8.66
Number of accumulation units outstanding at end of period	924	521
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.64	$8.57
Value at end of period	$9.81	$8.64
Number of accumulation units outstanding at end of period	0	24,316
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.95	$12.23	$10.27	$8.02	$12.55
Value at end of period	$13.36	$11.95	$12.23	$10.27	$8.02
Number of accumulation units outstanding at end of period	0	10,737	3,599	3,317	2,972
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.70	$12.58	$11.53	$9.84	$12.76	$12.34	$11.30
Value at end of period	$14.02	$12.70	$12.58	$11.53	$9.84	$12.76	$12.34
Number of accumulation units outstanding at end of period	288	40,868	39,069	38,652	37,198	2,540	2,431
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.16	$10.94
Value at end of period	$13.77	$12.16
Number of accumulation units outstanding at end of period	234	175
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.90	$10.99
Value at end of period	$10.79	$10.90
Number of accumulation units outstanding at end of period	1,434	1,737

CFI 72

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.48	$13.69	$11.89	$8.59	$14.50	$13.72	$12.06
Value at end of period	$15.06	$12.48	$13.69	$11.89	$8.59	$14.50	$13.72
Number of accumulation units outstanding at end of period	16,423	35,220	20,337	4,525	12,782	12,544	10,933
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.60	$14.07	$12.40	$8.35	$11.07
Value at end of period	$16.54	$14.60	$14.07	$12.40	$8.35
Number of accumulation units outstanding at end of period	44	14,210	11,202	10,750	4,406
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.36	$13.99	$13.07	$11.67	$11.76	$10.81	$10.45	$10.34
Value at end of period	$15.41	$14.36	$13.99	$13.07	$11.67	$11.76	$10.81	$10.45
Number of accumulation units outstanding at end of period	17,574	25,450	21,188	2,107	22,842	29,634	26,196	10,130
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.92	$10.46	$9.09	$7.37	$11.36	$11.56
Value at end of period	$10.87	$9.92	$10.46	$9.09	$7.37	$11.36
Number of accumulation units outstanding at end of period	5,275	21,951	16,211	0	13,362	12,315
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.89	$10.43	$8.93
Value at end of period	$10.83	$9.89	$10.43
Number of accumulation units outstanding at end of period	0	0	39
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.22	$10.84	$9.25	$7.44	$11.19	$11.34
Value at end of period	$11.27	$10.22	$10.84	$9.25	$7.44	$11.19
Number of accumulation units outstanding at end of period	0	7,425	6,003	0	5,818	8,045
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$10.79	$9.21	$7.41	$10.74
Value at end of period	$11.24	$10.19	$10.79	$9.21	$7.41
Number of accumulation units outstanding at end of period	0	1,487	1,220	1,055	861
ING REAL ESTATE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.31	$16.84	$13.29	$10.31	$15.98	$19.25	$14.23	$13.10
Value at end of period	$20.99	$18.31	$16.84	$13.29	$10.31	$15.98	$19.25	$14.23
Number of accumulation units outstanding at end of period	5,002	18,614	12,355	4,183	7,162	9,299	9,890	3,367
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.55	$13.99
Value at end of period	$16.53	$14.55
Number of accumulation units outstanding at end of period	418	148
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.28	$9.12	$8.20	$6.96
Value at end of period	$10.64	$9.28	$9.12	$8.20
Number of accumulation units outstanding at end of period	818	7,446	5,868	5,531

CFI 73

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.13	$13.20
Value at end of period	$15.14	$13.13
Number of accumulation units outstanding at end of period	61	48
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.97	$10.37
Value at end of period	$11.58	$9.97
Number of accumulation units outstanding at end of period	120	111
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.46	$10.98
Value at end of period	$12.05	$10.46
Number of accumulation units outstanding at end of period	512	207
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$15.51	$15.99	$12.93	$10.19
Value at end of period	$17.66	$15.51	$15.99	$12.93
Number of accumulation units outstanding at end of period	9,296	12,976	3,449	1,592
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21	$11.37	$10.80
Value at end of period	$12.40	$11.21	$11.37
Number of accumulation units outstanding at end of period	58,085	127,362	117,886
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.39	$11.83	$11.06
Value at end of period	$12.84	$11.39	$11.83
Number of accumulation units outstanding at end of period	7,597	137,715	144,503
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.40	$12.04	$11.21
Value at end of period	$13.03	$11.40	$12.04
Number of accumulation units outstanding at end of period	362	111,067	125,649
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.44	$12.16	$11.27
Value at end of period	$13.12	$11.44	$12.16
Number of accumulation units outstanding at end of period	345	28,964	41,822
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.90	$11.57	$9.61
Value at end of period	$12.49	$10.90	$11.57
Number of accumulation units outstanding at end of period	0	1,030	417
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.98	$11.01	$10.50
Value at end of period	$11.97	$10.98	$11.01
Number of accumulation units outstanding at end of period	1,783	16,783	18,411
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.19	$12.06	$10.94	$9.34	$12.31	$11.72	$11.01
Value at end of period	$13.60	$12.19	$12.06	$10.94	$9.34	$12.31	$11.72
Number of accumulation units outstanding at end of period	242	21,505	15,674	0	12,140	13,328	16,507

CFI 74

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.53	$11.96	$10.65	$8.56	$13.49	$12.93	$11.82
Value at end of period	$13.16	$11.53	$11.96	$10.65	$8.56	$13.49	$12.93
Number of accumulation units outstanding at end of period	2,891	31,917	27,142	3	24,251	23,216	19,123
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.86	$12.01	$10.80	$8.92	$12.93	$12.34	$11.40
Value at end of period	$13.38	$11.86	$12.01	$10.80	$8.92	$12.93	$12.34
Number of accumulation units outstanding at end of period	53,900	110,580	109,461	41,872	74,117	27,484	22,537
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.32	$14.01	$12.36	$9.34	$13.07
Value at end of period	$16.29	$14.32	$14.01	$12.36	$9.34
Number of accumulation units outstanding at end of period	18,747	48,280	25,752	29,923	23,685
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.14	$12.68	$9.92	$6.81	$12.05	$10.69	$9.99
Value at end of period	$14.02	$12.14	$12.68	$9.92	$6.81	$12.05	$10.69
Number of accumulation units outstanding at end of period	106	0	0	3	0	57	20
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.61	$14.24	$11.18	$7.70	$13.65	$12.14	$11.20	$10.22
Value at end of period	$15.69	$13.61	$14.24	$11.18	$7.70	$13.65	$12.14	$11.20
Number of accumulation units outstanding at end of period	126	11,147	10,458	101	5,339	6,516	6,127	661
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.52	$12.71	$11.13	$8.96	$13.56
Value at end of period	$14.58	$12.52	$12.71	$11.13	$8.96
Number of accumulation units outstanding at end of period	1,934	7,944	5,933	4,031	3,492
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.80	$13.08
Value at end of period	$15.10	$12.80
Number of accumulation units outstanding at end of period	730	643
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.44	$14.28	$12.63	$9.24	$17.79
Value at end of period	$14.67	$12.44	$14.28	$12.63	$9.24
Number of accumulation units outstanding at end of period	0	7,360	175	767	777
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.40	$10.76	$9.96	$7.60	$12.47
Value at end of period	$11.08	$9.40	$10.76	$9.96	$7.60
Number of accumulation units outstanding at end of period	0	440	406	330	277
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.03	$11.40
Value at end of period	$12.39	$12.03
Number of accumulation units outstanding at end of period	195	170

CFI 75

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.79	$14.81	$13.25	$10.25	$14.23	$13.04	$11.66
Value at end of period	$15.11	$13.79	$14.81	$13.25	$10.25	$14.23	$13.04
Number of accumulation units outstanding at end of period	8,351	7,339	0	0	0	60	31
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.88	$13.51	$10.84	$8.62	$14.34	$14.38	$12.89	$11.96
Value at end of period	$14.63	$12.88	$13.51	$10.84	$8.62	$14.34	$14.38	$12.89
Number of accumulation units outstanding at end of period	1,096	1,055	1,023	2,931	4,635	14,784	13,482	12,264
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.21	$19.24	$15.36	$11.92	$17.42	$15.89	$13.29	$12.32
Value at end of period	$19.99	$18.21	$19.24	$15.36	$11.92	$17.42	$15.89	$13.29
Number of accumulation units outstanding at end of period	618	452	436	1,045	1,587	5,494	4,909	4,324
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.75	$12.68	$11.19	$8.03	$12.84	$11.61	$10.89	$10.34
Value at end of period	$14.78	$12.75	$12.68	$11.19	$8.03	$12.84	$11.61	$10.89
Number of accumulation units outstanding at end of period	2,201	7,425	5,805	3,517	9,603	20,768	19,180	15,483
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.54	$17.17	$15.58	$12.98	$17.85	$16.21	$13.27	$12.27
Value at end of period	$18.60	$16.54	$17.17	$15.58	$12.98	$17.85	$16.21	$13.27
Number of accumulation units outstanding at end of period	1,676	6,750	6,209	6,920	8,471	17,311	15,972	14,771
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.46	$10.89	$8.97	$6.94	$11.21
Value at end of period	$11.49	$10.46	$10.89	$8.97	$6.94
Number of accumulation units outstanding at end of period	1,235	17,379	17,529	16,034	15,562
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.42	$15.75	$14.10	$10.34	$16.26
Value at end of period	$17.27	$14.42	$15.75	$14.10	$10.34
Number of accumulation units outstanding at end of period	0	7,475	7,064	8,819	5,703
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.49	$10.74	$9.92	$6.96	$12.96	$11.48	$10.75	$10.09
Value at end of period	$11.84	$10.49	$10.74	$9.92	$6.96	$12.96	$11.48	$10.75
Number of accumulation units outstanding at end of period	1,111	942	792	1,458	2,077	7,224	6,916	6,530
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$28.78	$35.40	$28.09	$15.57	$30.19	$22.72	$18.29	$15.54
Value at end of period	$34.51	$28.78	$35.40	$28.09	$15.57	$30.19	$22.72	$18.29
Number of accumulation units outstanding at end of period	2,094	9,958	16,327	1,352	15,453	18,497	15,870	3,933
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.43	$12.76	$11.49	$9.54	$13.87	$12.77	$11.62	$11.12
Value at end of period	$13.73	$12.43	$12.76	$11.49	$9.54	$13.87	$12.77	$11.62
Number of accumulation units outstanding at end of period	5	15,090	15,187	4,876	15,633	13,933	12,040	8

CFI 76

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.52	$13.11	$12.22	$12.23
Value at end of period	$15.66	$14.52	$13.11	$12.22
Number of accumulation units outstanding at end of period	0	0	176	54
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.17	$14.53	$12.45	$7.74	$12.38	$11.66	$10.63	$10.39
Value at end of period	$16.17	$14.17	$14.53	$12.45	$7.74	$12.38	$11.66	$10.63
Number of accumulation units outstanding at end of period	788	562	228	227	227	1,653	1,489	1,540
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.01	$15.93	$13.83	$9.52	$14.70	$14.77	$12.41	$11.40
Value at end of period	$17.76	$15.01	$15.93	$13.83	$9.52	$14.70	$14.77	$12.41
Number of accumulation units outstanding at end of period	1,055	971	760	759	760	442	259	188
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.93	$14.92	$13.85	$9.32	$17.42	$14.97	$12.58	$11.82
Value at end of period	$15.21	$12.93	$14.92	$13.85	$9.32	$17.42	$14.97	$12.58
Number of accumulation units outstanding at end of period	911	1,303	1,488	1,993	2,746	8,973	8,310	7,803
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.57	$13.32	$11.96	$8.97	$14.84	$13.50	$12.27	$11.24
Value at end of period	$15.02	$12.57	$13.32	$11.96	$8.97	$14.84	$13.50	$12.27
Number of accumulation units outstanding at end of period	3,410	45,452	46,573	18,254	39,596	30,667	27,334	8,574
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.01	$13.39	$12.07	$9.78	$13.89	$13.51	$11.74
Value at end of period	$15.55	$14.01	$13.39	$12.07	$9.78	$13.89	$13.51
Number of accumulation units outstanding at end of period	188	14,185	14,107	3,717	13,921	17,293	16,742
WANGER INTERNATIONAL
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.87	$10.46	$8.44	$5.68	$10.26
Value at end of period	$10.70	$8.87	$10.46	$8.44	$5.68
Number of accumulation units outstanding at end of period	0	322	239	199	152
WANGER USA
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.66	$16.46
Value at end of period	$18.66	$15.66
Number of accumulation units outstanding at end of period	210	187
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.38	$11.67	$10.39	$8.81	$13.28	$12.89	$11.02	$10.46
Value at end of period	$13.81	$12.38	$11.67	$10.39	$8.81	$13.28	$12.89	$11.02
Number of accumulation units outstanding at end of period	2,115	1,989	1,743	3,739	5,536	19,727	18,101	16,633

CFI 77

	Condensed Financial Information (continued)

		TABLE 13
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.60%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.15	$10.64	$9.24
Value at end of period	$13.00	$11.15	$10.64
Number of accumulation units outstanding at end of period	2,748	3,766	3,053
ALLIANZ NFJ DIVIDEND VALUE FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.03	$12.46
Value at end of period	$15.85	$14.03
Number of accumulation units outstanding at end of period	0	5,005
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.32	$18.08	$14.59	$11.87	$16.27	$15.46	$13.14	$11.65
Value at end of period	$20.05	$18.32	$18.08	$14.59	$11.87	$16.27	$15.46	$13.14
Number of accumulation units outstanding at end of period	0	0	0	198	0	0	0	20,659
AMANA GROWTH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.75	$14.13	$11.98
Value at end of period	$15.17	$13.75	$14.13
Number of accumulation units outstanding at end of period	14,942	248	344
AMERICAN BALANCED FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.88	$12.52	$11.18	$9.32	$12.65	$11.98	$10.82	$10.43
Value at end of period	$14.57	$12.88	$12.52	$11.18	$9.32	$12.65	$11.98	$10.82
Number of accumulation units outstanding at end of period	495	474	670	0	0	6,635	0	7,727
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.72
Value at end of period	$13.24
Number of accumulation units outstanding at end of period	10,750
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.32	$13.42	$11.33	$7.02	$11.96	$12.24	$11.14	$10.73
Value at end of period	$14.56	$12.32	$13.42	$11.33	$7.02	$11.96	$12.24	$11.14
Number of accumulation units outstanding at end of period	1,749	1,474	873	385	0	6,173	21	2,938
ARIEL FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.35	$12.92	$10.36	$6.40	$12.48	$12.82	$11.73	$11.35
Value at end of period	$13.53	$11.35	$12.92	$10.36	$6.40	$12.48	$12.82	$11.73
Number of accumulation units outstanding at end of period	112	3,269	2,851	0	0	0	0	2,313
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.38	$12.33
Value at end of period	$13.76	$12.38
Number of accumulation units outstanding at end of period	47	935

CFI 78

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.56	$13.71	$12.30
Value at end of period	$14.82	$12.56	$13.71
Number of accumulation units outstanding at end of period	2,025	3,673	830
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$9.23
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	5,513
CRM MID CAP VALUE FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.16	$12.07
Value at end of period	$15.35	$13.16
Number of accumulation units outstanding at end of period	0	6,225
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.83	$12.23
Value at end of period	$11.76	$9.83
Number of accumulation units outstanding at end of period	0	148
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.89	$17.38	$16.03	$11.63	$19.73	$16.74	$14.40
Value at end of period	$17.59	$14.89	$17.38	$16.03	$11.63	$19.73	$16.74
Number of accumulation units outstanding at end of period	18,277	5,884	5,634	16,263	8,988	14,808	155
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.02	$11.17
Value at end of period	$13.81	$12.02
Number of accumulation units outstanding at end of period	0	1,779
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.55	$15.08	$12.99	$9.67	$16.99	$14.60	$13.20	$11.92
Value at end of period	$16.77	$14.55	$15.08	$12.99	$9.67	$16.99	$14.60	$13.20
Number of accumulation units outstanding at end of period	13,298	17,810	17,569	51,925	4,741	15,863	3,353	3,852
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.41	$12.28	$10.01	$7.76	$13.67	$13.60	$11.43	$10.64
Value at end of period	$13.25	$11.41	$12.28	$10.01	$7.76	$13.67	$13.60	$11.43
Number of accumulation units outstanding at end of period	294	266	0	29,416	108	0	0	961
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.12	$12.13
Value at end of period	$12.63	$11.12
Number of accumulation units outstanding at end of period	0	4,209
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.31	$16.03	$12.60	$9.84	$14.80	$15.29	$13.17	$11.86
Value at end of period	$17.98	$15.31	$16.03	$12.60	$9.84	$14.80	$15.29	$13.17
Number of accumulation units outstanding at end of period	5,513	1,479	1,406	8,110	2,596	0	648	14,856

CFI 79

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.78	$14.61	$11.46	$8.07	$14.15	$12.78	$11.98	$10.52
Value at end of period	$15.14	$13.78	$14.61	$11.46	$8.07	$14.15	$12.78	$11.98
Number of accumulation units outstanding at end of period	0	0	0	547	0	0	0	1,606
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.87	$9.12	$8.07	$5.76
Value at end of period	$10.29	$8.87	$9.12	$8.07
Number of accumulation units outstanding at end of period	30,458	3,661	128	349
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.00	$16.62	$13.70	$10.16	$13.92	$15.76
Value at end of period	$18.50	$16.00	$16.62	$13.70	$10.16	$13.92
Number of accumulation units outstanding at end of period	594	548	331	277	0	2,141
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.77	$15.52	$12.34	$9.18	$15.72	$14.91	$13.01	$12.00
Value at end of period	$18.76	$15.77	$15.52	$12.34	$9.18	$15.72	$14.91	$13.01
Number of accumulation units outstanding at end of period	5,050	5,676	5,479	9,734	2,377	10,620	3,567	9,945
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.80	$12.00	$11.58	$9.08	$13.71	$12.72	$11.71
Value at end of period	$15.09	$12.80	$12.30	$11.58	$9.08	$13.71	$12.72
Number of accumulation units outstanding at end of period	0	1,560	0	14,647	0	0	501
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.60	$12.08	$12.04	$7.94	$13.30	$11.26	$11.09
Value at end of period	$13.49	$12.60	$14.17	$12.04	$7.94	$13.30	$11.26
Number of accumulation units outstanding at end of period	0	901	0	237	0	0	1,683
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.50	$11.01	$8.32	$6.17	$10.10	$10.42
Value at end of period	$13.19	$11.50	$10.57	$8.32	$6.17	$10.10
Number of accumulation units outstanding at end of period	3,617	76	0	4,726	6,756	4,073
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.08	$15.23	$13.62	$13.16
Value at end of period	$17.61	$15.08	$15.23	$13.62
Number of accumulation units outstanding at end of period	0	0	0	368
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.52	$11.11	$9.97	$6.98	$12.62	$12.45
Value at end of period	$11.75	$10.52	$11.11	$9.97	$7.62	$12.62
Number of accumulation units outstanding at end of period	836	735	5	1,287	0	173
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.14	$15.98	$12.53	$9.06	$14.99	$13.19	$11.87	$11.64
Value at end of period	$16.10	$14.14	$15.98	$12.53	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	5,802	2,223	3,364	5,875	1,885	3,077	10,041	198

CFI 80

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.40	$12.05	$10.49	$8.78
Value at end of period	$13.26	$12.40	$12.05	$10.49
Number of accumulation units outstanding at end of period	4,968	675	4,277	7,294
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$16.63
Value at end of period	$18.65
Number of accumulation units outstanding at end of period	3,543
ING GNMA INCOME FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.13	$13.23	$12.53	$12.01	$11.31	$10.75	$10.37	$10.20
Value at end of period	$14.45	$14.13	$13.23	$12.53	$12.01	$11.31	$10.75	$10.37
Number of accumulation units outstanding at end of period	19,867	181	148	1,737	15	0	0	5,644
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.14
Value at end of period	$15.90
Number of accumulation units outstanding at end of period	107
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$11.34	$10.05	$8.24	$13.25	$12.74	$11.23	$10.64
Value at end of period	$12.71	$11.21	$11.34	$10.05	$8.24	$13.25	$12.74	$11.23
Number of accumulation units outstanding at end of period	2,549	2,075	1,961	0	6,089	5,549	9,357	11,227
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.41	$13.70	$11.35	$8.70	$14.08	$14.01
Value at end of period	$15.62	$13.41	$13.70	$11.35	$8.70	$14.08
Number of accumulation units outstanding at end of period	3,631	2,809	2,008	9,334	1,583	517
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.75	$12.98	$10.67	$8.63	$13.13	$14.14	$12.55	$12.14
Value at end of period	$14.19	$12.75	$12.98	$10.67	$8.63	$13.13	$14.14	$12.55
Number of accumulation units outstanding at end of period	1,677	1,457	1,306	5,820	1,000	6,279	0	3,978
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.65
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	4,843
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.09
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	544
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.27	$10.44
Value at end of period	$12.89	$11.27
Number of accumulation units outstanding at end of period	0	226

CFI 81

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.37	$10.47
Value at end of period	$13.07	$11.37
Number of accumulation units outstanding at end of period	177	356
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.97	$10.12
Value at end of period	$12.62	$10.97
Number of accumulation units outstanding at end of period	0	66
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.97	$10.59
Value at end of period	$11.82	$10.97
Number of accumulation units outstanding at end of period	1,219	127
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.33	$12.45	$11.41	$10.18	$11.38	$10.83	$10.49	$10.34
Value at end of period	$14.42	$13.33	$12.45	$11.41	$10.18	$11.38	$10.83	$10.49
Number of accumulation units outstanding at end of period	6,873	9,911	9,482	0	0	4,644	0	5,536
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.20	$12.40	$11.39	$10.31	$11.37	$10.83	$10.50	$10.44
Value at end of period	$14.31	$13.20	$12.40	$11.39	$10.31	$11.37	$10.83	$10.50
Number of accumulation units outstanding at end of period	0	11	440	34,594	5,523	47	203	8,974
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.00	$17.10	$13.81	$9.55	$19.95	$18.21	$14.52	$11.40
Value at end of period	$16.72	$14.00	$17.10	$13.81	$9.55	$19.95	$18.21	$14.52
Number of accumulation units outstanding at end of period	252	477	477	74	5	4,237	0	18,353
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.30	$13.37	$12.54
Value at end of period	$13.40	$11.30	$13.37
Number of accumulation units outstanding at end of period	0	0	801
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.66	$11.98	$10.47	$8.20	$12.98	$13.36	$11.60	$11.57
Value at end of period	$13.76	$11.66	$11.98	$10.47	$8.20	$12.98	$13.36	$11.60
Number of accumulation units outstanding at end of period	1,914	1,694	1,507	0	0	315	739	20
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.63	$15.56	$13.03	$7.65	$15.80	$15.86
Value at end of period	$14.94	$12.63	$15.56	$13.03	$7.65	$15.80
Number of accumulation units outstanding at end of period	37	14	0	1,667	2,099	7,588
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.31	$15.13	$12.38	$9.91	$14.89	$14.64	$12.64	$11.84
Value at end of period	$18.27	$15.31	$15.13	$12.38	$9.91	$14.89	$14.64	$12.64
Number of accumulation units outstanding at end of period	6,143	246	0	1,136	158	7,163	467	18,748

CFI 82

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.34	$10.92
Value at end of period	$12.11	$10.34
Number of accumulation units outstanding at end of period	147	144
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.63	$8.42	$7.12	$6.38	$9.21	$9.39
Value at end of period	$9.81	$8.63	$8.42	$7.12	$6.38	$9.21
Number of accumulation units outstanding at end of period	4,298	6,803	0	6,976	7,453	3,665
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.91	$12.20	$10.25	$8.00	$13.50	$11.91	$11.43	$11.57
Value at end of period	$13.31	$11.91	$12.20	$10.25	$8.00	$13.50	$11.91	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13,651	216
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.65	$13.16	$11.49	$9.82	$12.73	$12.33	$11.09	$10.78
Value at end of period	$13.96	$12.65	$12.54	$11.49	$9.82	$12.73	$12.33	$11.09
Number of accumulation units outstanding at end of period	4,194	3,639	0	2,820	0	0	5,699	14,378
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.15	$12.32	$10.01
Value at end of period	$13.75	$12.15	$12.32
Number of accumulation units outstanding at end of period	2,838	3,657	2,506
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.83
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	234
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.43	$13.65	$11.86	$8.57	$14.48	$13.70	$11.71	$10.07
Value at end of period	$15.00	$12.43	$13.65	$11.86	$8.57	$14.48	$13.70	$11.71
Number of accumulation units outstanding at end of period	822	165	2	13,399	0	9,500	1,086	30,439
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.56	$14.41	$12.37	$8.34	$10.84	$10.80
Value at end of period	$16.48	$14.56	$14.04	$12.37	$8.34	$10.84
Number of accumulation units outstanding at end of period	80	1,722	0	1,019	1,715	9,015
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.31	$13.94	$13.04	$11.65	$11.74	$10.79	$10.44	$10.30
Value at end of period	$15.34	$14.31	$13.94	$13.04	$11.65	$11.74	$10.79	$10.44
Number of accumulation units outstanding at end of period	25,667	10,126	4,307	23,768	1,231	10,087	8,917	48,011
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.90	$10.44	$9.07	$7.36	$11.35	$11.55
Value at end of period	$10.83	$9.90	$10.44	$9.07	$7.36	$11.35
Number of accumulation units outstanding at end of period	305	305	333	16,372	867	8,203

CFI 83

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.86	$10.40	$9.04	$7.33	$7.29
Value at end of period	$10.80	$9.86	$10.40	$9.04	$7.33
Number of accumulation units outstanding at end of period	0	0	0	0	65
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.03	$15.27	$14.76
Value at end of period	$17.31	$15.03	$15.27
Number of accumulation units outstanding at end of period	1,753	0	453
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.19	$10.81	$9.23	$7.43	$11.19	$11.34
Value at end of period	$11.23	$10.19	$10.81	$9.23	$7.43	$11.19
Number of accumulation units outstanding at end of period	412	493	411	9,468	3,558	8,194
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.16	$10.77	$9.19	$7.40	$10.10
Value at end of period	$11.20	$10.16	$10.77	$9.19	$7.40
Number of accumulation units outstanding at end of period	2,369	0	0	1,214	615
ING REAL ESTATE FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$18.23	$16.78	$13.25	$10.28	$15.95	$19.22	$14.22	$12.10
Value at end of period	$20.90	$18.23	$16.78	$13.25	$10.28	$15.95	$19.22	$14.22
Number of accumulation units outstanding at end of period	1,911	2,537	2,391	6,495	67	0	6,982	22,148
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.27	$9.11	$8.55
Value at end of period	$10.62	$9.27	$9.11
Number of accumulation units outstanding at end of period	5,845	4,784	1,328
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.45	$16.57	$12.89	$10.17	$14.83	$15.30
Value at end of period	$17.58	$15.45	$15.94	$12.89	$10.17	$14.83
Number of accumulation units outstanding at end of period	58	2,407	0	4	4	4
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20	$11.36	$10.80
Value at end of period	$12.38	$11.20	$11.36
Number of accumulation units outstanding at end of period	19,761	13,791	22,675
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.38	$11.83	$11.06
Value at end of period	$12.82	$11.38	$11.83
Number of accumulation units outstanding at end of period	27,024	20,744	28,031
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.39	$12.03	$11.21
Value at end of period	$13.01	$11.39	$12.03
Number of accumulation units outstanding at end of period	66,274	54,245	46,820

CFI 84

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.43	$12.15	$11.27
Value at end of period	$13.10	$11.43	$12.15
Number of accumulation units outstanding at end of period	5,655	2,706	2,327
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.99
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	504
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.97	$11.01	$10.50
Value at end of period	$11.96	$10.97	$11.01
Number of accumulation units outstanding at end of period	1,684	1,705	1,715
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.14	$12.02	$10.90	$9.32	$12.29	$11.70	$10.88	$10.45
Value at end of period	$13.54	$12.14	$12.02	$10.90	$9.32	$12.29	$11.70	$10.88
Number of accumulation units outstanding at end of period	6,806	5,711	2,679	15,404	0	0	0	11,241
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.48	$11.92	$10.62	$8.54	$13.46	$12.91	$11.49	$10.77
Value at end of period	$13.11	$11.48	$11.92	$10.62	$8.54	$13.46	$12.91	$11.49
Number of accumulation units outstanding at end of period	1,415	1,605	269	26,569	0	0	3,746	18,575
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.81	$11.97	$10.76	$8.90	$12.90	$12.32	$11.17	$10.58
Value at end of period	$13.32	$11.81	$11.97	$10.76	$8.90	$12.90	$12.32	$11.17
Number of accumulation units outstanding at end of period	11,520	10,838	1,409	42,263	234	109	4,631	13,429
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$11.13
Value at end of period	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49
Number of accumulation units outstanding at end of period	17,691	6,228	779	724	0	7,634	18,374
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.11	$12.65	$10.18
Value at end of period	$13.98	$12.11	$12.65
Number of accumulation units outstanding at end of period	413	361	361
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.56	$14.19	$11.15	$7.68	$13.62	$12.12	$11.19	$10.03
Value at end of period	$15.62	$13.56	$14.19	$11.15	$7.68	$13.62	$12.12	$11.19
Number of accumulation units outstanding at end of period	0	0	0	6,370	0	0	0	7,695
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.47	$12.67	$11.10	$8.94	$14.00	$13.69	$11.57	$11.65
Value at end of period	$14.51	$12.47	$12.67	$11.10	$8.94	$14.00	$13.69	$11.57
Number of accumulation units outstanding at end of period	6,187	4	3	4,657	7,149	4,489	4,921	100

CFI 85

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.75	$13.00	$11.22	$7.91	$13.81	$12.67	$11.28	$11.39
Value at end of period	$15.03	$12.75	$13.00	$11.22	$7.91	$13.81	$12.67	$11.28
Number of accumulation units outstanding at end of period	826	753	405	648	0	0	752	21
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.40	$14.24	$12.22
Value at end of period	$14.62	$12.40	$14.24
Number of accumulation units outstanding at end of period	780	1,338	561
ING VALUE CHOICE FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.90	$11.37
Value at end of period	$11.62	$11.90
Number of accumulation units outstanding at end of period	0	214
INVESCO ENDEAVOR FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.26	$12.90
Value at end of period	$14.42	$12.26
Number of accumulation units outstanding at end of period	0	12
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$34.16	$33.04	$31.82	$23.79
Value at end of period	$40.95	$34.16	$33.04	$31.82
Number of accumulation units outstanding at end of period	0	0	0	6
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.73	$14.76	$13.21	$9.71
Value at end of period	$15.04	$13.73	$14.76	$13.21
Number of accumulation units outstanding at end of period	7,771	0	0	1,079
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.07	$16.55	$12.79
Value at end of period	$18.31	$15.07	$16.55
Number of accumulation units outstanding at end of period	0	0	310
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.19	$15.36
Value at end of period	$15.54	$14.19
Number of accumulation units outstanding at end of period	0	91
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.83	$13.46	$11.10
Value at end of period	$14.57	$12.83	$13.46
Number of accumulation units outstanding at end of period	16	1,379	1,380
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.14	$20.48
Value at end of period	$19.90	$18.14
Number of accumulation units outstanding at end of period	417	393

CFI 86

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.70	$12.64	$11.16	$8.01	$12.82	$11.59	$10.88	$10.15
Value at end of period	$14.72	$12.70	$12.64	$11.16	$8.01	$12.82	$11.59	$10.88
Number of accumulation units outstanding at end of period	0	0	0	3,378	0	0	0	11,325
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.47	$17.11	$15.53	$12.94	$17.82	$16.19	$13.26	$12.24
Value at end of period	$18.52	$16.47	$17.11	$15.53	$12.94	$17.82	$16.19	$13.26
Number of accumulation units outstanding at end of period	9,410	17,102	15,728	2,758	0	11,925	6,279	601
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.44	$10.87	$8.95	$6.93	$11.45	$11.46
Value at end of period	$11.45	$10.44	$10.87	$8.95	$6.93	$11.45
Number of accumulation units outstanding at end of period	10,956	591	509	4,751	1,417	3,852
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.37	$15.82	$14.06	$10.32	$16.76	$14.58	$12.28	$10.74
Value at end of period	$17.19	$14.37	$15.70	$14.06	$10.32	$16.76	$14.58	$12.28
Number of accumulation units outstanding at end of period	365	2,632	0	12	11	2,502	0	15,396
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.45	$10.70	$9.89	$6.94	$12.93	$11.46	$10.74	$10.06
Value at end of period	$11.79	$10.45	$10.70	$9.89	$6.94	$12.93	$11.46	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,880
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$28.66	$33.56	$28.00	$15.53	$30.13	$22.69	$18.27	$15.56
Value at end of period	$34.36	$28.66	$35.28	$28.00	$15.53	$30.13	$22.69	$18.27
Number of accumulation units outstanding at end of period	4,602	148	0	13,386	0	1,746	9,695	275
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.89	$16.77
Value at end of period	$11.62	$12.89
Number of accumulation units outstanding at end of period	0	127
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.65	$10.63
Value at end of period	$11.71	$10.65
Number of accumulation units outstanding at end of period	0	32
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.38	$12.72	$11.46	$9.52	$13.85	$12.75	$11.61	$10.91
Value at end of period	$13.67	$12.38	$12.72	$11.46	$9.52	$13.85	$12.75	$11.61
Number of accumulation units outstanding at end of period	0	0	0	11,711	0	0	0	823
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.48	$13.08	$12.20	$10.39	$11.66
Value at end of period	$15.61	$14.48	$13.08	$12.20	$10.39
Number of accumulation units outstanding at end of period	7,815	753	768	933	849

CFI 87

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.97	$10.50	$9.15	$5.29	$12.76	$13.07
Value at end of period	$8.83	$7.97	$10.50	$9.15	$5.29	$12.76
Number of accumulation units outstanding at end of period	44	0	0	1,036	86	5
PIONEER HIGH YIELD FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.11	$14.48	$12.41	$7.72	$12.35	$11.65	$10.62	$10.34
Value at end of period	$16.10	$14.11	$14.48	$12.41	$7.72	$12.35	$11.65	$10.62
Number of accumulation units outstanding at end of period	5,448	4,945	4,611	520	89	3,780	1,331	2,621
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.95	$16.89	$13.79	$9.50	$14.67	$14.74	$12.39	$11.84
Value at end of period	$17.68	$14.95	$15.88	$13.79	$9.50	$14.67	$14.74	$12.39
Number of accumulation units outstanding at end of period	256	248	0	0	0	0	0	6,374
TEMPLETON FOREIGN FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.87	$14.87	$13.81	$9.30	$17.39	$14.95	$12.57	$11.16
Value at end of period	$15.14	$12.87	$14.87	$13.81	$9.30	$17.39	$14.95	$12.57
Number of accumulation units outstanding at end of period	467	2,100	1,985	32	0	0	966	9,208
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.52	$13.28	$11.93	$8.95	$14.81	$13.48	$12.26	$10.56
Value at end of period	$14.96	$12.52	$13.28	$11.93	$8.95	$14.81	$13.48	$12.26
Number of accumulation units outstanding at end of period	22,021	39,611	17,643	37,618	13,746	41,081	14,880	78,439
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.96	$13.35	$12.03	$9.76	$13.86	$13.49	$12.03
Value at end of period	$15.48	$13.96	$13.35	$12.03	$9.76	$13.86	$13.49
Number of accumulation units outstanding at end of period	219	7,701	8,325	12,265	2,499	518	763
THORNBURG INTERNATIONAL VALUE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.29	$12.27
Value at end of period	$11.80	$10.29
Number of accumulation units outstanding at end of period	0	142
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.07	$14.05	$10.79	$7.84	$11.91
Value at end of period	$15.94	$14.07	$14.05	$10.79	$7.84
Number of accumulation units outstanding at end of period	0	0	0	1,806	1,639
VICTORY SMALL COMPANY OPPORTUNITY FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.65	$12.97
Value at end of period	$14.07	$12.65
Number of accumulation units outstanding at end of period	47	110
WANGER INTERNATIONAL
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.85	$10.83	$8.43	$5.67	$5.39
Value at end of period	$10.67	$8.85	$10.44	$8.43	$5.67
Number of accumulation units outstanding at end of period	1,506	3,522	0	928	43

CFI 88

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.34	$11.63	$10.36	$8.79	$13.26	$12.87	$11.01	$10.52
Value at end of period	$13.74	$12.34	$11.63	$10.36	$8.79	$13.26	$12.87	$11.01
Number of accumulation units outstanding at end of period	6,987	7,990	7,414	278	88	29,131	10,988	31,321

		TABLE 14
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.65%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.86
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	5,716
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.25	$18.02	$14.55	$11.84	$16.24	$15.44	$13.13	$13.13
Value at end of period	$19.96	$18.25	$18.02	$14.55	$11.84	$16.24	$15.44	$13.13
Number of accumulation units outstanding at end of period	1,331	2,742	6,784	4,707	3,226	2,621	2,214	33
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.83	$12.48	$11.15	$9.29	$12.63	$11.97	$10.81	$10.58	$10.33
Value at end of period	$14.51	$12.83	$12.48	$11.15	$9.29	$12.63	$11.97	$10.81	$10.58
Number of accumulation units outstanding at end of period	108	16,760	65,995	54,615	67,764	76,253	52,109	6,021	1,203
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.52	$11.19	$10.78
Value at end of period	$13.22	$12.52	$11.19
Number of accumulation units outstanding at end of period	0	0	5,770
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.27	$13.38	$11.29	$7.00	$11.93	$12.22	$10.71
Value at end of period	$14.50	$12.27	$13.38	$11.29	$7.00	$11.93	$12.22
Number of accumulation units outstanding at end of period	15,851	3,259	17,980	14,517	14,899	26,596	11,422
ARIEL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30	$12.88	$10.33	$6.38	$12.46	$12.80	$11.72	$11.35
Value at end of period	$13.47	$11.30	$12.88	$10.33	$6.38	$12.46	$12.80	$11.72
Number of accumulation units outstanding at end of period	11,528	15,939	4,052	5,322	2,781	3,532	7,074	6,056
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.35
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	21,661
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.86
Value at end of period	$17.48
Number of accumulation units outstanding at end of period	2,842

CFI 89

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.54	$13.69	$12.23
Value at end of period	$14.80	$12.54	$13.69
Number of accumulation units outstanding at end of period	5,664	6,800	6,417
DODGE & COX STOCK FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.98	$11.75
Value at end of period	$13.24	$10.98
Number of accumulation units outstanding at end of period	0	2,157
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.59	$13.30	$11.68
Value at end of period	$14.45	$12.59	$13.30
Number of accumulation units outstanding at end of period	0	0	1,038
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.83	$17.32	$15.99	$11.60	$19.69	$16.72	$13.86	$11.55	$11.03
Value at end of period	$17.51	$14.83	$17.32	$15.99	$11.60	$19.69	$16.72	$13.86	$11.55
Number of accumulation units outstanding at end of period	18,077	55,104	92,841	65,213	56,412	77,006	35,702	16,315	9,973
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.50	$15.03	$12.96	$9.65	$16.96	$14.58	$13.18	$11.39	$11.03
Value at end of period	$16.70	$14.50	$15.03	$12.96	$9.65	$16.96	$14.58	$13.18	$11.39
Number of accumulation units outstanding at end of period	49,006	80,165	73,818	32,042	41,443	51,562	6,947	28,396	14,324
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.36	$11.37	$9.98	$7.74	$13.65	$13.58	$11.42	$10.90	$10.60
Value at end of period	$13.19	$11.36	$11.37	$9.98	$7.74	$13.65	$13.58	$11.42	$10.90
Number of accumulation units outstanding at end of period	2,999	10,292	1,589	1,391	1,382	1,235	0	10,183	8,594
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.18
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	1,021
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.25	$15.98	$12.57	$9.81	$14.77	$15.58
Value at end of period	$17.90	$15.25	$15.98	$12.57	$9.81	$14.77
Number of accumulation units outstanding at end of period	2,420	1,989	5,915	10,650	8,894	9,348
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.73	$14.56	$11.43	$8.05	$14.13	$12.76	$11.97	$11.41
Value at end of period	$15.08	$13.73	$14.56	$11.43	$8.05	$14.13	$12.76	$11.97
Number of accumulation units outstanding at end of period	1,857	1,694	2,212	1,225	546	465	350	84
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.85	$9.11	$8.07	$6.18
Value at end of period	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	1,747	6,488	3,847	3,568

CFI 90

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.93	$16.56	$13.27
Value at end of period	$18.42	$15.93	$16.56
Number of accumulation units outstanding at end of period	1,340	152	232
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.70	$11.97	$10.58	$8.95	$12.57	$12.01	$11.14
Value at end of period	$13.18	$11.70	$11.97	$10.58	$8.95	$12.57	$12.01
Number of accumulation units outstanding at end of period	0	0	0	0	572	343	3,296
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.71	$15.46	$12.30	$9.16	$15.69	$14.89	$13.00	$11.72
Value at end of period	$18.67	$15.71	$15.46	$12.30	$9.16	$15.69	$14.89	$13.00
Number of accumulation units outstanding at end of period	12,806	20,623	23,954	29,636	16,872	15,277	4,320	3,868
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.76	$12.27	$11.55	$9.69	$13.69	$12.98
Value at end of period	$15.03	$12.76	$12.27	$11.55	$9.69	$13.69
Number of accumulation units outstanding at end of period	0	0	6	4,967	3,909	3,200
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.55	$14.12	$12.01	$7.92	$13.27	$11.24	$10.57	$8.46
Value at end of period	$13.43	$12.55	$14.12	$12.01	$7.92	$13.27	$11.24	$10.57
Number of accumulation units outstanding at end of period	2,255	9,514	296	0	0	0	953	332
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.47	$10.55	$8.31	$6.16	$10.09	$10.41
Value at end of period	$13.15	$11.47	$10.55	$8.31	$6.16	$10.09
Number of accumulation units outstanding at end of period	5,242	2,858	2,207	29,563	20,826	17,690
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.10	$10.44	$8.39	$5.64
Value at end of period	$11.46	$10.10	$10.44	$8.39
Number of accumulation units outstanding at end of period	0	1,620	1,440	509
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.48	$11.07	$9.94	$7.60	$12.59	$12.44
Value at end of period	$11.69	$10.48	$11.07	$9.94	$7.60	$12.59
Number of accumulation units outstanding at end of period	2,140	6,047	16,514	11,742	7,735	6,461
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.09	$15.94	$12.50	$9.05	$14.97	$14.46
Value at end of period	$16.04	$14.09	$15.94	$12.50	$9.05	$14.97
Number of accumulation units outstanding at end of period	5,195	2,929	26,531	33,123	23,188	29,807
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.37	$12.03	$10.64
Value at end of period	$13.23	$12.37	$12.03
Number of accumulation units outstanding at end of period	8,396	6,990	7,887

CFI 91

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.96	$15.95	$12.83
Value at end of period	$18.62	$14.96	$15.95
Number of accumulation units outstanding at end of period	0	0	455
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.44	$12.86
Value at end of period	$12.96	$13.44
Number of accumulation units outstanding at end of period	0	203
ING GNMA INCOME FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.07	$13.18	$12.49	$11.98	$11.28	$10.73	$10.29
Value at end of period	$14.38	$14.07	$13.18	$12.49	$11.98	$11.28	$10.73
Number of accumulation units outstanding at end of period	4,088	11,734	31,703	22,070	24,276	20,890	11,093
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.17	$11.30	$10.02	$8.22	$13.23	$12.73	$11.22	$10.37
Value at end of period	$12.65	$11.17	$11.30	$10.02	$8.22	$13.23	$12.73	$11.22
Number of accumulation units outstanding at end of period	0	5,297	5,140	2,970	18,231	19,190	17,467	8,603
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.35	$13.65	$11.32	$8.68	$14.05	$13.46	$12.43	$11.30	$10.84
Value at end of period	$15.55	$13.35	$13.65	$11.32	$8.68	$14.05	$13.46	$12.43	$11.30
Number of accumulation units outstanding at end of period	14,449	21,150	22,350	5,830	3,951	2,888	3,033	17,098	10,298
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.70	$12.93	$10.64	$8.61	$13.10	$14.12	$12.53	$12.28
Value at end of period	$14.13	$12.70	$12.93	$10.64	$8.61	$13.10	$14.12	$12.53
Number of accumulation units outstanding at end of period	667	7,193	1,122	1,010	2,601	2,838	893	3,929
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07	$11.06	$10.67
Value at end of period	$12.10	$11.07	$11.06
Number of accumulation units outstanding at end of period	47,852	39,735	34,164
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26	$11.53	$10.94
Value at end of period	$12.63	$11.26	$11.53
Number of accumulation units outstanding at end of period	91,281	40,645	39,301
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26	$11.74	$11.08
Value at end of period	$12.87	$11.26	$11.74
Number of accumulation units outstanding at end of period	65,929	26,404	20,705
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.36	$11.95	$11.23
Value at end of period	$13.05	$11.36	$11.95
Number of accumulation units outstanding at end of period	38,509	9,414	6,278

CFI 92

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.74
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	685
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.96	$10.76	$10.28
Value at end of period	$11.81	$10.96	$10.76
Number of accumulation units outstanding at end of period	3,480	337	235
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.28	$12.40	$11.38	$10.15	$11.36	$10.81	$10.48	$10.27	$10.24
Value at end of period	$14.36	$13.28	$12.40	$11.38	$10.15	$11.36	$10.81	$10.48	$10.27
Number of accumulation units outstanding at end of period	22,241	11,812	13,001	1,248	26,992	29,735	1,365	4,710	5,865
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.15	$12.35	$11.36	$10.28	$11.35	$10.81	$10.49	$10.48
Value at end of period	$14.24	$13.15	$12.35	$11.36	$10.28	$11.35	$10.81	$10.49
Number of accumulation units outstanding at end of period	21,618	30,430	31,707	39,309	5,901	2,211	0	6,523
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$6.99	$8.03	$7.02
Value at end of period	$8.23	$6.99	$8.03
Number of accumulation units outstanding at end of period	0	0	1,258
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.94	$17.04	$13.77	$9.53	$19.91	$18.19	$15.14
Value at end of period	$16.65	$13.94	$17.04	$13.77	$9.53	$19.91	$18.19
Number of accumulation units outstanding at end of period	19	5,096	4,780	5,577	1,981	1,691	1,635
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.62	$11.94	$10.44	$7.12
Value at end of period	$13.69	$11.62	$11.94	$10.44
Number of accumulation units outstanding at end of period	534	73	49	22
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.20	$11.54	$9.93
Value at end of period	$12.74	$11.20	$11.54
Number of accumulation units outstanding at end of period	12,106	10,285	8,551
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.60	$15.53	$13.00	$7.64	$15.79	$15.85
Value at end of period	$14.89	$12.60	$15.53	$13.00	$7.64	$15.79
Number of accumulation units outstanding at end of period	187	0	1,838	1,718	1,544	1,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.25	$15.08	$12.34	$9.89	$14.86	$14.62	$12.62	$11.71	$11.23
Value at end of period	$18.19	$15.25	$15.08	$12.34	$9.89	$14.86	$14.62	$12.62	$11.71
Number of accumulation units outstanding at end of period	276	8,209	7,854	13,638	5,481	4,772	0	1,857	2,000

CFI 93

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.95	$13.22	$10.71
Value at end of period	$15.25	$12.95	$13.22
Number of accumulation units outstanding at end of period	15,748	12,628	8,976
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34	$10.32
Value at end of period	$12.10	$10.34
Number of accumulation units outstanding at end of period	1,219	12,442
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.61	$8.40	$7.11	$6.37	$9.20	$9.38
Value at end of period	$9.77	$8.61	$8.40	$7.11	$6.37	$9.20
Number of accumulation units outstanding at end of period	29,833	35,455	30,152	27,513	11,475	10,501
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.87	$12.16	$10.12
Value at end of period	$13.26	$11.87	$12.16
Number of accumulation units outstanding at end of period	507	8,176	3,932
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.60	$11.91	$11.46	$9.79	$12.71	$12.31	$11.08	$10.67
Value at end of period	$13.90	$12.60	$12.49	$11.46	$9.79	$12.71	$12.31	$11.08
Number of accumulation units outstanding at end of period	0	904	0	0	2,448	2,447	32,544	25,825
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.14	$12.31	$9.92
Value at end of period	$13.74	$12.14	$12.31
Number of accumulation units outstanding at end of period	694	36,016	31,985
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.82	$10.91
Value at end of period	$10.70	$10.82
Number of accumulation units outstanding at end of period	6	6
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.39	$13.61	$11.83	$8.55	$14.46	$13.69	$11.71	$9.99
Value at end of period	$14.94	$12.39	$13.61	$11.83	$8.55	$14.46	$13.69	$11.71
Number of accumulation units outstanding at end of period	25,623	8,985	6,702	12,492	10,563	14,378	473	5,573
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.52	$14.01	$12.35	$8.33	$10.83	$10.80
Value at end of period	$16.43	$14.52	$14.01	$12.35	$8.33	$10.83
Number of accumulation units outstanding at end of period	13	576	437	4,346	2,802	2,300
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.25	$13.89	$13.00	$11.62	$11.72	$10.78	$10.43	$10.28	$10.24
Value at end of period	$15.27	$14.25	$13.89	$13.00	$11.62	$11.72	$10.78	$10.43	$10.28
Number of accumulation units outstanding at end of period	44,353	44,383	79,910	20,436	20,571	32,635	23,802	5,098	19

CFI 94

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.87	$10.41	$9.06	$7.35	$11.34	$11.54
Value at end of period	$10.80	$9.87	$10.41	$9.06	$7.35	$11.34
Number of accumulation units outstanding at end of period	31	21,756	20,384	13,236	5,373	7,982
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.99	$15.24	$13.32
Value at end of period	$17.25	$14.99	$15.24
Number of accumulation units outstanding at end of period	12,547	3,360	3,074
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.16	$10.79	$9.22	$7.42	$11.18	$11.33
Value at end of period	$11.19	$10.16	$10.79	$9.22	$7.42	$11.18
Number of accumulation units outstanding at end of period	0	8,534	8,688	0	16,995	16,480
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.13	$10.74	$10.19
Value at end of period	$11.16	$10.13	$10.74
Number of accumulation units outstanding at end of period	3,097	177	1,160
ING REAL ESTATE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.16	$16.72	$13.21	$10.26	$15.92	$19.20	$14.20	$12.22
Value at end of period	$20.81	$18.16	$16.72	$13.21	$10.26	$15.92	$19.20	$14.20
Number of accumulation units outstanding at end of period	421	11,140	3,737	0	3,464	2,530	6,706	5,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.51	$14.05	$12.02
Value at end of period	$16.47	$14.51	$14.05
Number of accumulation units outstanding at end of period	0	0	612
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.25	$9.10	$8.18	$6.95
Value at end of period	$10.59	$9.25	$9.10	$8.18
Number of accumulation units outstanding at end of period	0	0	9,592	4,750
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.10	$13.11	$11.42
Value at end of period	$15.09	$13.10	$13.11
Number of accumulation units outstanding at end of period	0	0	568
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.94	$10.22	$7.93
Value at end of period	$11.53	$9.94	$10.22
Number of accumulation units outstanding at end of period	0	0	480
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.43	$10.95	$8.31
Value at end of period	$11.99	$10.43	$10.95
Number of accumulation units outstanding at end of period	0	0	539

CFI 95

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.39	$15.88	$12.85	$10.14	$14.80	$14.07	$13.04
Value at end of period	$17.51	$15.39	$15.88	$12.85	$10.14	$14.80	$14.07
Number of accumulation units outstanding at end of period	163	1,439	1,098	1,151	382	2,157	2,301
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.19	$11.36	$10.80
Value at end of period	$12.37	$11.19	$11.36
Number of accumulation units outstanding at end of period	66,278	60,355	125,741
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.37	$11.82	$11.05
Value at end of period	$12.80	$11.37	$11.82
Number of accumulation units outstanding at end of period	55,690	90,763	92,442
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.38	$12.03	$11.21
Value at end of period	$12.99	$11.38	$12.03
Number of accumulation units outstanding at end of period	50,452	50,148	69,397
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.42	$12.14	$11.26
Value at end of period	$13.09	$11.42	$12.14
Number of accumulation units outstanding at end of period	12,597	69,530	67,961
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.88	$11.56	$9.83
Value at end of period	$12.46	$10.88	$11.56
Number of accumulation units outstanding at end of period	827	300	17
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.96	$11.00	$10.50
Value at end of period	$11.94	$10.96	$11.00
Number of accumulation units outstanding at end of period	30	7,253	20,985
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$11.98	$10.87	$9.30	$12.26	$11.68	$10.87	$10.41
Value at end of period	$13.48	$12.10	$11.98	$10.87	$9.30	$12.26	$11.68	$10.87
Number of accumulation units outstanding at end of period	0	0	755	557	307	871	3,880	2,970
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.44	$11.88	$10.59	$8.52	$13.44	$12.89	$11.48	$10.55
Value at end of period	$13.05	$11.44	$11.88	$10.59	$8.52	$13.44	$12.89	$11.48
Number of accumulation units outstanding at end of period	499	72	1,752	940	810	3,791	1,962	1,482
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.77	$11.93	$10.73	$8.88	$12.88	$12.31	$11.16	$10.49
Value at end of period	$13.26	$11.77	$11.93	$10.73	$8.88	$12.88	$12.31	$11.16
Number of accumulation units outstanding at end of period	4,310	2,043	3,800	2,194	1,474	2,071	12,744	9,853

CFI 96

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.22	$13.93	$12.31	$9.31	$12.93	$12.48	$12.47
Value at end of period	$16.16	$14.22	$13.93	$12.31	$9.31	$12.93	$12.48
Number of accumulation units outstanding at end of period	20,549	78,163	34,176	15,456	6,779	7,245	474
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.51	$14.15	$11.11	$7.66	$13.59	$12.11	$11.18	$10.86
Value at end of period	$15.55	$13.51	$14.15	$11.11	$7.66	$13.59	$12.11	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,260
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.42	$12.63	$11.07	$8.92	$13.98	$13.84
Value at end of period	$14.45	$12.42	$12.63	$11.07	$8.92	$13.98
Number of accumulation units outstanding at end of period	2,051	1,538	5,251	14,311	10,529	14,374
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.70	$12.95	$10.84
Value at end of period	$14.96	$12.70	$12.95
Number of accumulation units outstanding at end of period	10,041	9,754	8,719
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.35	$14.24	$13.30	$10.10	$16.87	$17.15
Value at end of period	$16.15	$13.35	$14.24	$13.30	$10.10	$16.87
Number of accumulation units outstanding at end of period	13,123	1,149	1,516	0	1,748	1,161
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.99	$11.28	$10.99
Value at end of period	$12.34	$11.99	$11.28
Number of accumulation units outstanding at end of period	0	0	542
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$34.05	$32.95	$31.75	$25.11	$35.35	$31.99	$30.93	$29.06
Value at end of period	$40.79	$34.05	$32.95	$31.75	$25.11	$35.35	$31.99	$30.93
Number of accumulation units outstanding at end of period	0	0	6	0	0	0	390	303
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.68	$14.71	$13.17	$10.20	$14.18	$13.40
Value at end of period	$14.98	$13.68	$14.71	$13.17	$10.20	$14.18
Number of accumulation units outstanding at end of period	550	3,033	4,036	1,837	0	189
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.18	$14.95
Value at end of period	$15.52	$14.18
Number of accumulation units outstanding at end of period	187	1,781
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.78	$13.42	$10.78	$8.58	$14.29	$14.33	$12.87	$11.46
Value at end of period	$14.50	$12.78	$13.42	$10.78	$8.58	$14.29	$14.33	$12.87
Number of accumulation units outstanding at end of period	14,928	0	0	0	0	0	6,456	5,349

CFI 97

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.07	$19.11	$15.27	$11.86	$17.35	$15.84	$13.27	$11.08
Value at end of period	$19.81	$18.07	$19.11	$15.27	$11.86	$17.35	$15.84	$13.27
Number of accumulation units outstanding at end of period	737	608	9,758	7,403	6,999	18,450	10,634	3,452
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.65	$12.59	$11.13	$7.99	$12.79	$11.58	$10.87	$9.87
Value at end of period	$14.65	$12.65	$12.59	$11.13	$7.99	$12.79	$11.58	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	14,017	11,626
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.41	$17.05	$15.49	$12.91	$17.79	$16.16	$13.25	$11.61
Value at end of period	$18.43	$16.41	$17.05	$15.49	$12.91	$17.79	$16.16	$13.25
Number of accumulation units outstanding at end of period	6,408	33,911	22,099	14,731	2,929	2,004	14,315	11,173
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.41	$10.84	$8.66
Value at end of period	$11.41	$10.41	$10.84
Number of accumulation units outstanding at end of period	9,731	17,150	7,355
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.31	$15.64	$14.02	$10.29	$16.72	$14.56	$12.27	$10.88
Value at end of period	$17.12	$14.31	$15.64	$14.02	$10.29	$16.72	$14.56	$12.27
Number of accumulation units outstanding at end of period	512	17,810	28,100	17,758	27,128	24,370	16,517	23
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.41	$10.67	$9.86	$6.92	$12.91	$11.44	$10.73	$10.34	$10.03
Value at end of period	$11.73	$10.41	$10.67	$9.86	$6.92	$12.91	$11.44	$10.73	$10.34
Number of accumulation units outstanding at end of period	38,634	0	503	306	798	4,482	609	386	282
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$28.55	$35.15	$27.92	$15.49	$30.07	$22.66	$18.25	$13.03	$11.76
Value at end of period	$34.21	$28.55	$35.15	$27.92	$15.49	$30.07	$22.66	$18.25	$13.03
Number of accumulation units outstanding at end of period	12,641	6,939	6,958	4,506	54	19	3,134	5,694	2,837
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.88	$16.45
Value at end of period	$11.60	$12.88
Number of accumulation units outstanding at end of period	0	331
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.64	$10.76	$10.22
Value at end of period	$11.69	$10.64	$10.76
Number of accumulation units outstanding at end of period	5,791	7,929	4,149
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.33	$12.67	$11.42	$9.49	$13.82	$12.74	$11.60	$11.10	$10.66
Value at end of period	$13.61	$12.33	$12.67	$11.42	$9.49	$13.82	$12.74	$11.60	$11.10
Number of accumulation units outstanding at end of period	48	14,275	22	9,994	7,794	7,683	0	1,363	481

CFI 98

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.44	$13.05	$12.18	$11.02
Value at end of period	$15.56	$14.44	$13.05	$12.18
Number of accumulation units outstanding at end of period	8,043	34,873	41,505	31,229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.95	$10.48	$8.61
Value at end of period	$8.81	$7.95	$10.48
Number of accumulation units outstanding at end of period	0	0	1,339
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.05	$14.43	$12.37	$7.70	$12.33	$11.63	$10.61	$10.45	$10.31
Value at end of period	$16.02	$14.05	$14.43	$12.37	$7.70	$12.33	$11.63	$10.61	$10.45
Number of accumulation units outstanding at end of period	2,336	32,954	16,386	14,680	5,444	3,620	5,238	15,956	7,728
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.89	$15.83	$13.75	$9.48	$14.64	$14.72	$12.38	$11.62	$11.17
Value at end of period	$17.60	$14.89	$15.83	$13.75	$9.48	$14.64	$14.72	$12.38	$11.62
Number of accumulation units outstanding at end of period	613	561	22,427	24,615	21,607	23,027	16,918	6,271	7,492
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.82	$14.82	$13.77	$9.28	$17.35	$14.93	$12.55	$11.44	$10.92
Value at end of period	$15.07	$12.82	$14.82	$13.77	$9.28	$17.35	$14.93	$12.55	$11.44
Number of accumulation units outstanding at end of period	0	3,769	3,481	403	428	346	0	5,932	5,713
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.47	$13.23	$11.89	$8.93	$14.79	$13.46	$12.24	$10.82	$10.56
Value at end of period	$14.89	$12.47	$13.23	$11.89	$8.93	$14.79	$13.46	$12.24	$10.82
Number of accumulation units outstanding at end of period	44,122	112,368	164,583	106,755	97,590	110,591	89,548	38,221	9,748
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.90	$13.30	$12.00	$9.73	$13.83	$13.47	$11.31	$11.05	$10.72
Value at end of period	$15.41	$13.90	$13.30	$12.00	$9.73	$13.83	$13.47	$11.31	$11.05
Number of accumulation units outstanding at end of period	12,828	7,490	13,683	6,310	2,922	2,587	0	1,907	1,987
THORNBURG INTERNATIONAL VALUE FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.28	$11.85
Value at end of period	$11.78	$10.28
Number of accumulation units outstanding at end of period	0	3,243
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.93	$12.60	$11.67	$9.31	$14.76	$14.38	$12.25	$12.47
Value at end of period	$14.87	$12.93	$12.60	$11.67	$9.31	$14.76	$14.38	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,110
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.78	$12.66	$11.17	$9.69	$14.20	$14.27
Value at end of period	$15.44	$13.78	$12.66	$11.17	$9.69	$14.20
Number of accumulation units outstanding at end of period	9,125	0	274	250	264	233

CFI 99

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.02	$14.00	$10.76	$7.82	$13.08	$12.76	$11.72	$11.29
Value at end of period	$15.87	$14.02	$14.00	$10.76	$7.82	$13.08	$12.76	$11.72
Number of accumulation units outstanding at end of period	0	0	3,361	3,085	2,718	2,387	0	15
WANGER SELECT
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.58
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	9,703
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.62	$16.33	$12.50
Value at end of period	$18.59	$15.62	$16.33
Number of accumulation units outstanding at end of period	0	0	163
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.29	$11.59	$10.33	$8.77	$13.23	$12.85	$11.00	$10.73	$10.42
Value at end of period	$13.68	$12.29	$11.59	$10.33	$8.77	$13.23	$12.85	$11.00	$10.73
Number of accumulation units outstanding at end of period	289	28,995	71,517	43,730	79,788	91,793	72,170	24,537	2,260
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.31	$14.76	$12.14	$9.44	$13.95	$15.32	$12.73	$11.63	$10.97
Value at end of period	$16.09	$14.31	$14.76	$12.14	$9.44	$13.95	$15.32	$12.73	$11.63
Number of accumulation units outstanding at end of period	19	8,345	383	120	134	4,639	0	2,659	3,008

		TABLE 15
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.70%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.06	$10.57	$9.43	$7.87	$11.85
Value at end of period	$12.88	$11.06	$10.57	$9.43	$7.87
Number of accumulation units outstanding at end of period	0	4,972	4,034	2,528	62
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.17	$17.96	$14.51	$11.81	$16.21	$15.41	$13.12	$12.00	$10.13
Value at end of period	$19.87	$18.17	$17.96	$14.51	$11.81	$16.21	$15.41	$13.12	$12.00
Number of accumulation units outstanding at end of period	154	172	459	1,416	570	0	0	2,632	4,378
AMANA GROWTH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.72	$14.11	$11.75
Value at end of period	$15.11	$13.72	$14.11
Number of accumulation units outstanding at end of period	2,354	0	801
AMANA INCOME FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.50	$13.37	$11.55
Value at end of period	$14.67	$13.50	$13.37
Number of accumulation units outstanding at end of period	577	0	607

CFI 100

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.78	$12.43	$11.11	$9.27	$12.60	$11.95	$10.80	$10.57	$9.93
Value at end of period	$14.44	$12.78	$12.43	$11.11	$9.27	$12.60	$11.95	$10.80	$10.57
Number of accumulation units outstanding at end of period	12,134	27,911	28,304	29,987	28,336	3	20,393	53,263	40,988
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.66	$11.18	$10.86
Value at end of period	$13.20	$12.50	$11.18
Number of accumulation units outstanding at end of period	11,011	0	4,167
ARIEL APPRECIATION FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.22	$13.33	$11.26	$6.98	$11.91	$12.21	$11.12	$10.92	$9.92
Value at end of period	$14.43	$12.22	$13.33	$11.26	$6.98	$11.91	$12.21	$11.12	$10.92
Number of accumulation units outstanding at end of period	0	12,729	11,001	12,928	9,780	0	18,088	10,216	7,989
ARIEL FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.26	$12.83	$10.30	$6.37	$12.43	$12.78	$11.71	$12.04
Value at end of period	$13.41	$11.26	$12.83	$10.30	$6.37	$12.43	$12.78	$11.71
Number of accumulation units outstanding at end of period	9,897	21,623	27,855	27,410	24,153	261	7,302	4,246
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.91
Value at end of period	$15.91
Number of accumulation units outstanding at end of period	11
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.36	$11.80	$10.12
Value at end of period	$13.72	$12.36	$11.80
Number of accumulation units outstanding at end of period	1,647	20,378	15,479
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.53	$15.75	$12.65
Value at end of period	$17.44	$15.53	$15.75
Number of accumulation units outstanding at end of period	0	2,492	2,010
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.52	$13.68	$11.88
Value at end of period	$14.77	$12.52	$13.68
Number of accumulation units outstanding at end of period	1,505	6,860	4,176
COLUMBIASM ACORN® FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.47	$13.49
Value at end of period	$14.53	$12.47
Number of accumulation units outstanding at end of period	2,471	2,644
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.43	$8.98	$7.80	$5.76
Value at end of period	$9.61	$8.43	$8.98	$7.80
Number of accumulation units outstanding at end of period	0	0	7,627	2,090

CFI 101

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.23	$9.73	$7.99	$6.09	$6.53
Value at end of period	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	782	6,294	6,274	13,867	54
CRM MID CAP VALUE FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.41
Value at end of period	$15.30
Number of accumulation units outstanding at end of period	1
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.81	$12.00
Value at end of period	$11.73	$9.81
Number of accumulation units outstanding at end of period	0	41
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.42
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	159
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.77	$17.26	$15.94	$11.57	$19.66	$16.69	$13.84	$11.55	$10.02
Value at end of period	$17.44	$14.77	$17.26	$15.94	$11.57	$19.66	$16.69	$13.84	$11.55
Number of accumulation units outstanding at end of period	26,307	53,034	69,479	69,889	70,565	16,168	37,354	22,318	14,504
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.99	$12.58
Value at end of period	$13.77	$11.99
Number of accumulation units outstanding at end of period	3,957	4,564
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.44	$14.98	$12.92	$9.62	$16.93	$14.56	$13.17	$11.39	$9.97
Value at end of period	$16.63	$14.44	$14.98	$12.92	$9.62	$16.93	$14.56	$13.17	$11.39
Number of accumulation units outstanding at end of period	45,231	55,949	60,538	79,465	49,359	27,835	36,984	3,773	75
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.32	$11.33	$9.95	$7.73	$13.62	$13.86
Value at end of period	$13.13	$11.32	$11.33	$9.95	$7.73	$13.62
Number of accumulation units outstanding at end of period	16,075	6,883	11,880	17,034	8,676	179
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.52
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	356
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.19	$15.92	$12.53	$9.79	$14.75	$15.24	$14.10
Value at end of period	$17.82	$15.19	$15.92	$12.53	$9.79	$14.75	$15.24
Number of accumulation units outstanding at end of period	5,876	18,361	20,132	18,203	15,805	1,497	1,093

CFI 102

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.67	$14.51	$11.40	$8.03	$14.10	$12.74	$11.96	$10.91	$10.75
Value at end of period	$15.01	$13.67	$14.51	$11.40	$8.03	$14.10	$12.74	$11.96	$10.91
Number of accumulation units outstanding at end of period	4,016	1,531	1	2,627	4,997	2,458	371	0	137
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.84	$9.10	$8.06	$6.08
Value at end of period	$10.25	$8.84	$9.10	$8.06
Number of accumulation units outstanding at end of period	2,882	4,191	5,284	6,503
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.87	$16.50	$13.62	$10.11	$13.86	$14.38	$13.52
Value at end of period	$18.34	$15.87	$16.50	$13.62	$10.11	$13.86	$14.38
Number of accumulation units outstanding at end of period	1	3,276	2,684	14,416	7,526	5,158	4,376
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.66	$11.92	$10.55	$8.93	$12.54	$12.04
Value at end of period	$13.12	$11.66	$11.92	$10.55	$8.93	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	27	12,528
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.64	$15.41	$12.27	$9.14	$15.66	$14.87	$12.99	$12.18	$11.78
Value at end of period	$18.59	$15.64	$15.41	$12.27	$9.14	$15.66	$14.87	$12.99	$12.18
Number of accumulation units outstanding at end of period	11,381	26,240	36,051	57,261	40,244	7,883	15,352	2,239	1,248
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$12.18
Value at end of period	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70
Number of accumulation units outstanding at end of period	3,143	1,067	205	0	0	0	182
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.50	$14.07	$11.97	$7.90	$13.25	$11.23	$10.56	$9.09
Value at end of period	$13.37	$12.50	$14.07	$11.97	$7.90	$13.25	$11.23	$10.56
Number of accumulation units outstanding at end of period	6,234	5,223	1,823	0	0	0	2,566	2,123
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.43	$10.53	$8.29	$6.15	$10.08	$12.34	$11.39
Value at end of period	$13.10	$11.43	$10.53	$8.29	$6.15	$10.08	$12.34
Number of accumulation units outstanding at end of period	9,546	13,147	9,911	5,284	6,696	0	263
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.07	$10.42	$8.65
Value at end of period	$11.42	$10.07	$10.42
Number of accumulation units outstanding at end of period	0	0	1,438
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.03	$15.20	$13.60	$10.47
Value at end of period	$17.54	$15.03	$15.20	$13.60
Number of accumulation units outstanding at end of period	0	0	0	562

CFI 103

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.44	$11.03	$9.91	$7.59	$12.57	$12.15	$11.12
Value at end of period	$11.64	$10.44	$11.03	$9.91	$7.59	$12.57	$12.15
Number of accumulation units outstanding at end of period	3,722	1,589	600	4,873	0	0	4,484
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.05	$15.89	$12.47	$9.03	$14.95	$13.17	$11.86	$11.64
Value at end of period	$15.98	$14.05	$15.89	$12.47	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	5,430	21,565	23,421	45,077	36,406	13,050	5,471	975
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.19
Value at end of period	$13.19
Number of accumulation units outstanding at end of period	1,129
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.94	$16.31
Value at end of period	$18.58	$14.94
Number of accumulation units outstanding at end of period	731	636
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.43	$14.90	$12.90
Value at end of period	$12.94	$13.43	$14.90
Number of accumulation units outstanding at end of period	7,500	2,137	2,551
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.02	$13.14	$12.46	$11.95	$11.26	$10.72	$10.35	$10.17	$9.85
Value at end of period	$14.32	$14.02	$13.14	$12.46	$11.95	$11.26	$10.72	$10.35	$10.17
Number of accumulation units outstanding at end of period	3,322	95,997	88,514	91,262	82,302	0	1,148	7,970	16,825
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.13	$11.26	$9.99	$8.20	$13.20	$12.71	$11.21	$10.72
Value at end of period	$12.59	$11.13	$11.26	$9.99	$8.20	$13.20	$12.71	$11.21
Number of accumulation units outstanding at end of period	4,381	6,687	6,348	10,926	8,952	9,807	12,615	5,769
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.30	$13.61	$11.28	$8.66	$14.03	$13.44	$12.42	$12.45
Value at end of period	$15.48	$13.30	$13.61	$11.28	$8.66	$14.03	$13.44	$12.42
Number of accumulation units outstanding at end of period	9,777	10,876	14,369	17,116	13,959	2,418	4,335	2,219
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.65	$12.89	$10.61	$8.59	$13.08	$14.10	$12.52	$11.74
Value at end of period	$14.06	$12.65	$12.89	$10.61	$8.59	$13.08	$14.10	$12.52
Number of accumulation units outstanding at end of period	1,611	1,391	1,934	1,670	1,014	1,744	27,055	23,924
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.06	$11.06	$10.20
Value at end of period	$12.09	$11.06	$11.06
Number of accumulation units outstanding at end of period	18	2,855	2,182

CFI 104

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$11.52	$10.94
Value at end of period	$12.61	$11.25	$11.52
Number of accumulation units outstanding at end of period	28,319	82,394	47,984
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$11.73	$11.08
Value at end of period	$12.85	$11.25	$11.73
Number of accumulation units outstanding at end of period	18,978	59,368	31,380
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.34	$11.94	$11.23
Value at end of period	$13.03	$11.34	$11.94
Number of accumulation units outstanding at end of period	12,884	43,502	23,092
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.95	$11.94
Value at end of period	$12.58	$10.95
Number of accumulation units outstanding at end of period	3,212	2,791
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.95	$10.76	$10.23
Value at end of period	$11.79	$10.95	$10.76
Number of accumulation units outstanding at end of period	1	9,933	8,728
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.22	$12.36	$11.35	$10.13	$11.34	$10.80	$10.47	$10.26	$10.23
Value at end of period	$14.29	$13.22	$12.36	$11.35	$10.13	$11.34	$10.80	$10.47	$10.26
Number of accumulation units outstanding at end of period	3,645	17,936	18,258	15,215	5,022	4,485	17,519	0	2,358
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.10	$12.31	$11.33	$10.26	$11.33	$10.80	$10.48	$10.27	$9.95
Value at end of period	$14.18	$13.10	$12.31	$11.33	$10.26	$11.33	$10.80	$10.48	$10.27
Number of accumulation units outstanding at end of period	32,554	21,414	23,514	22,520	62,189	8,050	92,040	91,638	8,233
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$6.98	$8.02	$7.01
Value at end of period	$8.21	$6.98	$8.02
Number of accumulation units outstanding at end of period	13,310	1,990	1,959
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.89	$16.98	$13.73	$9.51	$16.83
Value at end of period	$16.57	$13.89	$16.98	$13.73	$9.51
Number of accumulation units outstanding at end of period	1,109	312	355	5,948	4,521
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.22	$13.28	$13.05	$10.33	$18.18	$16.14	$12.55	$11.20
Value at end of period	$13.28	$11.22	$13.28	$13.05	$10.33	$18.18	$16.14	$12.55
Number of accumulation units outstanding at end of period	0	7,370	6,468	4,429	0	0	5,066	2,014

CFI 105

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.57	$11.90	$10.41	$8.16	$12.93	$13.32	$11.58	$11.27	$10.97
Value at end of period	$13.63	$11.57	$11.90	$10.41	$8.16	$12.93	$13.32	$11.58	$11.27
Number of accumulation units outstanding at end of period	2,274	2,691	10,209	22,303	20,107	16,764	85,103	77,648	5,139
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.56	$15.49	$12.98	$7.63	$13.08
Value at end of period	$14.84	$12.56	$15.49	$12.98	$7.63
Number of accumulation units outstanding at end of period	7,893	718	4,647	11,383	8,095
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.19	$15.02	$12.30	$9.86	$14.83	$14.59	$13.05
Value at end of period	$18.10	$15.19	$15.02	$12.30	$9.86	$14.83	$14.59
Number of accumulation units outstanding at end of period	4,585	3,548	8,748	14,080	9,340	2,322	481
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.94	$13.61
Value at end of period	$15.23	$12.94
Number of accumulation units outstanding at end of period	561	497
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.58	$8.38	$7.09	$6.36	$9.20	$9.37
Value at end of period	$9.74	$8.58	$8.38	$7.09	$6.36	$9.20
Number of accumulation units outstanding at end of period	14,584	38,391	10,528	6,124	10,919	76
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.56	$8.51
Value at end of period	$9.72	$8.56
Number of accumulation units outstanding at end of period	0	3,388
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.83	$12.13	$10.20	$7.97	$13.47	$11.89	$11.27
Value at end of period	$13.21	$11.83	$12.13	$10.20	$7.97	$13.47	$11.89
Number of accumulation units outstanding at end of period	1,205	1,082	0	0	0	0	79
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.55	$12.45	$11.57
Value at end of period	$13.84	$12.55	$12.45
Number of accumulation units outstanding at end of period	113	257	112
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.13	$12.31	$9.92
Value at end of period	$13.72	$12.13	$12.31
Number of accumulation units outstanding at end of period	4,988	3,387	18,511
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.77	$10.90	$11.01	$11.10	$10.95	$10.88
Value at end of period	$10.65	$10.77	$10.90	$11.01	$11.10	$10.95
Number of accumulation units outstanding at end of period	73	1,393	4,139	2,594	6,640	21,834

CFI 106

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.35	$13.57	$11.80	$8.54	$14.44	$13.68	$11.70	$9.99
Value at end of period	$14.88	$12.35	$13.57	$11.80	$8.54	$14.44	$13.68	$11.70
Number of accumulation units outstanding at end of period	6,487	14,243	10,477	42,753	23,960	17,786	37,600	23,035
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.47	$13.97	$12.33	$8.32	$10.37
Value at end of period	$16.37	$14.47	$13.97	$12.33	$8.32
Number of accumulation units outstanding at end of period	6,205	0	780	9,052	7,270
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.19	$13.84	$12.96	$11.59	$11.69	$10.76	$10.42	$10.28	$9.82
Value at end of period	$15.21	$14.19	$13.84	$12.96	$11.59	$11.69	$10.76	$10.42	$10.28
Number of accumulation units outstanding at end of period	27,348	42,505	50,156	58,741	22,598	14,312	38,339	14,979	11,973
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.84	$10.39	$9.04	$7.34	$10.58
Value at end of period	$10.76	$9.84	$10.39	$9.04	$7.34
Number of accumulation units outstanding at end of period	38	226	773	10,489	8,557
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.80	$10.35	$9.01	$7.50
Value at end of period	$10.73	$9.80	$10.35	$9.01
Number of accumulation units outstanding at end of period	52	2,873	3,717	3,180
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60	$10.25
Value at end of period	$17.20	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	2,873	11,374	7,779	964	4	0	194
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.14	$10.76	$9.20	$7.41	$10.48
Value at end of period	$11.16	$10.14	$10.76	$9.20	$7.41
Number of accumulation units outstanding at end of period	426	4,786	4,364	3,224	515
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.10	$10.72	$9.16	$7.38	$11.12	$11.36
Value at end of period	$11.12	$10.10	$10.72	$9.16	$7.38	$11.12
Number of accumulation units outstanding at end of period	1,065	0	0	5,209	0	114
ING REAL ESTATE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.09	$16.66	$13.17	$10.23	$15.89	$19.17	$14.19	$12.73	$10.76
Value at end of period	$20.71	$18.09	$16.66	$13.17	$10.23	$15.89	$19.17	$14.19	$12.73
Number of accumulation units outstanding at end of period	1,597	225	183	8	6,290	1,323	4,998	1,075	70
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.49	$14.04	$11.91
Value at end of period	$16.44	$14.49	$14.04
Number of accumulation units outstanding at end of period	6,053	4,970	499

CFI 107

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.23	$9.09	$8.18	$6.94
Value at end of period	$10.57	$9.23	$9.09	$8.18
Number of accumulation units outstanding at end of period	3,563	8,797	7,790	2,446
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.92	$10.21	$7.87
Value at end of period	$11.50	$9.92	$10.21
Number of accumulation units outstanding at end of period	7,448	2,592	1,161
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.41	$10.94	$8.23
Value at end of period	$11.96	$10.41	$10.94
Number of accumulation units outstanding at end of period	5,095	456	2,062
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$16.91	$17.26
Value at end of period	$19.30	$16.91
Number of accumulation units outstanding at end of period	522	455
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.33	$15.83	$12.81	$10.12	$9.46
Value at end of period	$17.43	$15.33	$15.83	$12.81	$10.12
Number of accumulation units outstanding at end of period	8,196	3,247	3,313	3,288	790
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.18	$11.35	$10.80
Value at end of period	$12.35	$11.18	$11.35
Number of accumulation units outstanding at end of period	164,807	96,050	101,897
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.36	$11.82	$11.05
Value at end of period	$12.78	$11.36	$11.82
Number of accumulation units outstanding at end of period	149,281	129,882	134,925
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.37	$12.02	$11.21
Value at end of period	$12.98	$11.37	$12.02
Number of accumulation units outstanding at end of period	147,368	60,721	63,271
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.41	$12.14	$11.26
Value at end of period	$13.07	$11.41	$12.14
Number of accumulation units outstanding at end of period	60,475	31,935	34,383
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.87	$11.55	$11.31
Value at end of period	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	1,936	253	8

CFI 108

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.95	$11.00	$10.50
Value at end of period	$11.92	$10.95	$11.00
Number of accumulation units outstanding at end of period	6,600	20,171	19,854
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.05	$11.94	$10.84	$9.27	$12.24	$11.67	$10.86	$10.54	$10.49
Value at end of period	$13.42	$12.05	$11.94	$10.84	$9.27	$12.24	$11.67	$10.86	$10.54
Number of accumulation units outstanding at end of period	9,757	55,845	38,429	36,010	26	33	130,558	132,088	2
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.39	$11.83	$10.56	$8.50	$13.41	$12.88	$11.47	$10.89	$9.88
Value at end of period	$12.99	$11.39	$11.83	$10.56	$8.50	$13.41	$12.88	$11.47	$10.89
Number of accumulation units outstanding at end of period	8,917	90,214	57,450	45,694	805	315	15,014	6,766	550
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.72	$11.89	$10.70	$8.86	$12.85	$12.29	$11.15	$10.74	$9.92
Value at end of period	$13.20	$11.72	$11.89	$10.70	$8.86	$12.85	$12.29	$11.15	$10.74
Number of accumulation units outstanding at end of period	20,147	81,090	59,380	52,439	22,936	6,055	57,010	73,151	1,234
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.95
Value at end of period	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	156,839	136,057	39,439	45,970	30,306	7,410	15,682	2,358
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.03	$12.59	$9.86	$6.78	$12.01	$10.67	$10.20
Value at end of period	$13.88	$12.03	$12.59	$9.86	$6.78	$12.01	$10.67
Number of accumulation units outstanding at end of period	1,069	768	54	0	597	2,646	6
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.45	$14.10	$11.08	$7.64	$13.57	$12.09	$11.17	$10.11
Value at end of period	$15.48	$13.45	$14.10	$11.08	$7.64	$13.57	$12.09	$11.17
Number of accumulation units outstanding at end of period	109	114	114	0	0	0	10,118	7,294
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.37	$12.58	$11.03	$8.90	$13.95	$13.65	$11.55	$11.67
Value at end of period	$14.39	$12.37	$12.58	$11.03	$8.90	$13.95	$13.65	$11.55
Number of accumulation units outstanding at end of period	13,973	24,612	22,167	27,795	8,587	0	15,001	9,727
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.65	$12.91	$11.15	$7.87	$13.75	$12.64	$11.26	$10.70	$10.36
Value at end of period	$14.90	$12.65	$12.91	$11.15	$7.87	$13.75	$12.64	$11.26	$10.70
Number of accumulation units outstanding at end of period	7,243	6,898	2,196	32,005	10,112	0	17,967	12,293	1,200
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.31	$14.16	$12.54	$8.53
Value at end of period	$14.51	$12.31	$14.16	$12.54
Number of accumulation units outstanding at end of period	858	2,424	1,016	3,989

CFI 109

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.31	$14.21	$13.27	$12.79
Value at end of period	$16.09	$13.31	$14.21	$13.27
Number of accumulation units outstanding at end of period	880	11,241	8,174	5,836
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.96	$11.27	$10.71	$10.75
Value at end of period	$12.31	$11.96	$11.27	$10.71
Number of accumulation units outstanding at end of period	896	5,287	4,904	2,916
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$33.94	$34.31	$31.67	$25.07	$35.30	$31.96	$30.92	$29.06
Value at end of period	$40.64	$33.94	$32.86	$31.67	$25.07	$35.30	$31.96	$30.92
Number of accumulation units outstanding at end of period	149	149	0	0	0	0	1,060	866
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.62	$14.65	$13.14	$10.18	$14.15	$12.98	$12.36
Value at end of period	$14.91	$13.62	$14.65	$13.14	$10.18	$14.15	$12.98
Number of accumulation units outstanding at end of period	0	2,024	1,784	3,563	18	0	668
LORD ABBETT CORE FIXED INCOME FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.61	$9.88
Value at end of period	$11.13	$10.61
Number of accumulation units outstanding at end of period	2	176
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.16	$14.53	$11.31
Value at end of period	$15.49	$14.16	$14.53
Number of accumulation units outstanding at end of period	0	67	53
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.73	$13.37	$10.75	$8.56	$14.26	$14.31	$12.85	$11.96
Value at end of period	$14.44	$12.73	$13.37	$10.75	$8.56	$14.26	$14.31	$12.85
Number of accumulation units outstanding at end of period	6,571	20,653	11,713	16,995	3,775	0	3,868	1,952
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.00	$19.04	$15.22	$11.83	$17.31	$15.82	$13.26	$11.81	$10.05
Value at end of period	$19.72	$18.00	$19.04	$15.22	$11.83	$17.31	$15.82	$13.26	$11.81
Number of accumulation units outstanding at end of period	2,765	3,338	55	0	2,955	0	10,316	4,597	3,190
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.60	$12.55	$11.10	$10.63
Value at end of period	$14.59	$12.60	$12.55	$11.10
Number of accumulation units outstanding at end of period	101	1,114	1,178	871
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.34	$16.99	$15.44	$12.88	$17.75	$16.14	$14.88
Value at end of period	$18.35	$16.34	$16.99	$15.44	$12.88	$17.75	$16.14
Number of accumulation units outstanding at end of period	8,847	9,869	7,549	12,207	11,046	75	175

CFI 110

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.38	$10.82	$8.92	$6.91	$10.27
Value at end of period	$11.38	$10.38	$10.82	$8.92	$6.91
Number of accumulation units outstanding at end of period	13,536	26,073	31,454	33,871	35,500
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.25	$15.59	$13.97	$10.27	$16.69	$14.54	$12.26	$11.13	$9.90
Value at end of period	$17.04	$14.25	$15.59	$13.97	$10.27	$16.69	$14.54	$12.26	$11.13
Number of accumulation units outstanding at end of period	2,546	15,515	12,167	22,293	12,105	2,041	6	11,763	12,454
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.37	$10.63	$9.83	$6.91	$12.88	$11.43	$10.72	$10.33	$9.69
Value at end of period	$11.68	$10.37	$10.63	$9.83	$6.91	$12.88	$11.43	$10.72	$10.33
Number of accumulation units outstanding at end of period	0	29,376	23,823	19,014	0	0	2,902	0	128
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$28.44	$35.03	$27.84	$15.46	$30.01	$22.62	$18.23	$16.87
Value at end of period	$34.06	$28.44	$35.03	$27.84	$15.46	$30.01	$22.62	$18.23
Number of accumulation units outstanding at end of period	7,278	10,571	3,498	0	4,926	0	1,773	737
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.46	$14.84	$12.93	$9.36	$13.49
Value at end of period	$16.14	$13.46	$14.84	$12.93	$9.36
Number of accumulation units outstanding at end of period	0	0	0	81	40
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.29	$12.63	$11.39	$9.47	$13.79	$12.72	$11.59	$11.10	$11.00
Value at end of period	$13.55	$12.29	$12.63	$11.39	$9.47	$13.79	$12.72	$11.59	$11.10
Number of accumulation units outstanding at end of period	2,564	1,391	5,446	0	473	44	14,447	1,797	218
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.40	$13.02	$12.15	$10.37	$10.26
Value at end of period	$15.51	$14.40	$13.02	$12.15	$10.37
Number of accumulation units outstanding at end of period	1,651	7,084	5,055	14,834	167
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.93	$10.46	$9.12	$5.28	$5.37
Value at end of period	$8.78	$7.93	$10.46	$9.12	$5.28
Number of accumulation units outstanding at end of period	170	170	1,300	1,658	19
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.00	$14.38	$12.34	$7.68	$12.30	$11.61	$10.60	$10.54
Value at end of period	$15.95	$14.00	$14.38	$12.34	$7.68	$12.30	$11.61	$10.60
Number of accumulation units outstanding at end of period	5,152	9,681	8,815	17,503	19,748	5,404	15,382	1,647
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.83	$15.77	$13.71	$9.45	$14.62	$14.70	$12.37	$11.62	$10.18
Value at end of period	$17.52	$14.83	$15.77	$13.71	$9.45	$14.62	$14.70	$12.37	$11.62
Number of accumulation units outstanding at end of period	186	0	0	0	231	0	1,707	13,005	15,695

CFI 111

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.77	$16.22
Value at end of period	$15.01	$12.77
Number of accumulation units outstanding at end of period	202	47
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.42	$13.18	$11.86	$8.90	$14.76	$13.44	$12.23	$10.82	$10.00
Value at end of period	$14.82	$12.42	$13.18	$11.86	$8.90	$14.76	$13.44	$12.23	$10.82
Number of accumulation units outstanding at end of period	44,445	105,483	105,830	104,300	88,105	11,255	42,716	45,921	37,891
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.85	$13.25	$11.96	$9.71	$13.81	$13.45	$11.69
Value at end of period	$15.34	$13.85	$13.25	$11.96	$9.71	$13.81	$13.45
Number of accumulation units outstanding at end of period	9,500	10,676	10,360	21,889	26,112	123	9,493
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.73	$12.61	$11.14	$9.67	$13.07
Value at end of period	$15.37	$13.73	$12.61	$11.14	$9.67
Number of accumulation units outstanding at end of period	5,472	11,853	9,561	3,394	3,616
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.96	$13.96	$10.73	$7.80	$11.47
Value at end of period	$15.80	$13.96	$13.96	$10.73	$7.80
Number of accumulation units outstanding at end of period	647	342	251	0	72
WANGER INTERNATIONAL
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.80	$10.41	$8.41	$5.66	$5.75
Value at end of period	$10.61	$8.80	$10.41	$8.41	$5.66
Number of accumulation units outstanding at end of period	0	0	0	1,629	83
WANGER SELECT
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.93	$13.40	$10.44
Value at end of period	$12.84	$10.93	$13.40
Number of accumulation units outstanding at end of period	0	8,416	6,723
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.24	$11.55	$10.30	$8.74	$13.21	$12.84	$10.99	$10.73	$9.95
Value at end of period	$13.62	$12.24	$11.55	$10.30	$8.74	$13.21	$12.84	$10.99	$10.73
Number of accumulation units outstanding at end of period	477	39,507	39,786	62,877	64,539	16,394	17,709	34,428	30,562
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.25	$14.70	$12.11	$9.41	$13.92	$15.30	$12.72	$11.63	$11.41
Value at end of period	$16.02	$14.25	$14.70	$12.11	$9.41	$13.92	$15.30	$12.72	$11.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,687	0	3,046

CFI 112

	Condensed Financial Information (continued)

		TABLE 16
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.75%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.02	$10.53	$9.40	$7.85	$13.37	$13.76
Value at end of period	$12.82	$11.02	$10.53	$9.40	$7.85	$13.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,438
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$17.84
Value at end of period	$19.78
Number of accumulation units outstanding at end of period	2,165
AMANA INCOME FUND
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.49	$13.32
Value at end of period	$14.64	$13.49
Number of accumulation units outstanding at end of period	1,566	977
AMERICAN BALANCED FUND®
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.73	$12.39	$11.08	$9.25	$12.58	$11.93	$10.79	$10.73
Value at end of period	$14.38	$12.73	$12.39	$11.08	$9.25	$12.58	$11.93	$10.79
Number of accumulation units outstanding at end of period	4,606	3,436	2,053	42,031	29,722	2,744	177	89
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.48	$11.17	$11.19
Value at end of period	$13.17	$12.48	$11.17
Number of accumulation units outstanding at end of period	0	0	1,202
ARIEL APPRECIATION FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.17	$13.28	$11.23	$7.16
Value at end of period	$14.37	$12.17	$13.28	$11.23
Number of accumulation units outstanding at end of period	549	0	0	404
ARIEL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.21	$12.79	$10.26	$6.33
Value at end of period	$13.35	$11.21	$12.79	$10.26
Number of accumulation units outstanding at end of period	863	0	0	301
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.80	$12.80
Value at end of period	$15.89	$12.80
Number of accumulation units outstanding at end of period	0	54
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.51	$12.51
Value at end of period	$14.74	$12.51
Number of accumulation units outstanding at end of period	0	286

CFI 113

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIASM ACORN® FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.46	$13.23	$11.48
Value at end of period	$14.51	$12.46	$13.23
Number of accumulation units outstanding at end of period	0	0	422
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.56	$12.56
Value at end of period	$14.39	$12.56
Number of accumulation units outstanding at end of period	0	294
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.71	$17.21	$15.89	$11.54	$19.62	$18.16
Value at end of period	$17.36	$14.71	$17.21	$15.89	$11.54	$19.62
Number of accumulation units outstanding at end of period	746	386	1,039	753	29,008	23,614
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.98	$12.21	$11.09
Value at end of period	$13.75	$11.98	$12.21
Number of accumulation units outstanding at end of period	0	0	1,764
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.38	$14.93	$12.88	$9.60	$16.89	$14.53	$13.16	$11.06
Value at end of period	$16.55	$14.38	$14.93	$12.88	$9.60	$16.89	$14.53	$13.16
Number of accumulation units outstanding at end of period	8,797	17,400	534	34,984	59,626	43,926	8,780	2,698
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.27	$11.29	$9.92	$7.71	$13.07
Value at end of period	$13.07	$11.27	$11.29	$9.92	$7.71
Number of accumulation units outstanding at end of period	2,211	0	0	1,400	991
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.13	$16.81	$12.49	$9.76	$14.72	$15.22	$13.14	$11.85
Value at end of period	$17.74	$15.13	$15.87	$12.49	$9.76	$14.72	$15.22	$13.14
Number of accumulation units outstanding at end of period	0	1,982	0	12,391	8,951	2,544	2,204	834
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.62	$13.62	$11.36	$8.43
Value at end of period	$14.94	$13.62	$14.46	$11.36
Number of accumulation units outstanding at end of period	1,318	2,558	0	447
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.08
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	712
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.81	$16.45	$13.58	$10.08	$12.90
Value at end of period	$18.25	$15.81	$16.45	$13.58	$10.08
Number of accumulation units outstanding at end of period	0	4,738	684	73	31

CFI 114

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.58	$15.36	$12.23	$9.12	$15.63	$15.63
Value at end of period	$18.51	$15.58	$15.36	$12.23	$9.12	$15.63
Number of accumulation units outstanding at end of period	177	2,015	57	181	2,248	11,838
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.67	$12.20	$11.04
Value at end of period	$14.92	$12.67	$12.20
Number of accumulation units outstanding at end of period	1,055	1,177	923
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.45	$14.02	$11.58
Value at end of period	$13.31	$12.45	$14.02
Number of accumulation units outstanding at end of period	835	1,035	872
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.40	$10.50	$8.28	$6.14	$10.07	$10.39
Value at end of period	$13.06	$11.40	$10.50	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	3,824	2,831	2,977	0	21	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40	$10.99	$9.89	$7.57	$12.19
Value at end of period	$11.59	$10.40	$10.99	$9.89	$7.57
Number of accumulation units outstanding at end of period	0	0	0	0	4,072
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.00	$15.85	$12.45	$9.01	$14.93	$14.35
Value at end of period	$15.92	$14.00	$15.85	$12.45	$9.01	$14.93
Number of accumulation units outstanding at end of period	2,827	3,543	991	100	4,732	300
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.31	$11.98	$10.45	$8.55
Value at end of period	$13.15	$12.31	$11.98	$10.45
Number of accumulation units outstanding at end of period	7,110	10,977	0	1,604
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.41	$13.23
Value at end of period	$12.92	$13.41
Number of accumulation units outstanding at end of period	4,650	3,779
ING GNMA INCOME FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.96	$13.09	$12.42	$11.92	$11.24	$10.95
Value at end of period	$14.25	$13.96	$13.09	$12.42	$11.92	$11.24
Number of accumulation units outstanding at end of period	145	0	0	0	0	7,327
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.08	$11.82	$9.96	$8.18	$13.17	$12.69	$11.20	$10.75	$9.80
Value at end of period	$12.54	$11.08	$11.22	$9.96	$8.18	$13.17	$12.69	$11.20	$10.75
Number of accumulation units outstanding at end of period	852	1,317	0	5,062	41,516	41,288	1,414	444	2,261

CFI 115

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.25	$13.56	$11.25	$8.64	$14.00	$13.42	$12.41	$11.29	$9.99
Value at end of period	$15.42	$13.25	$13.56	$11.25	$8.64	$14.00	$13.42	$12.41	$11.29
Number of accumulation units outstanding at end of period	685	857	551	15,552	10,436	1,506	459	292	654
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.60	$12.84	$10.58	$8.57	$13.05	$14.08	$12.51	$11.76	$10.27
Value at end of period	$14.00	$12.60	$12.84	$10.58	$8.57	$13.05	$14.08	$12.51	$11.76
Number of accumulation units outstanding at end of period	304	121	0	5,011	1,834	1,303	186	0	2,376
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.17	$12.32	$11.31	$10.11	$11.31	$11.10
Value at end of period	$14.23	$13.17	$12.32	$11.31	$10.11	$11.31
Number of accumulation units outstanding at end of period	1,710	1,336	550	8,540	5,072	4,979
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.05	$12.27	$11.29	$10.23	$11.31	$10.78	$10.47	$10.24
Value at end of period	$14.12	$13.05	$12.27	$11.29	$10.23	$11.31	$10.78	$10.47
Number of accumulation units outstanding at end of period	554	243	0	18	980	4,390	2,271	808
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.83	$16.92	$13.69	$9.48	$19.83	$21.71
Value at end of period	$16.50	$13.83	$16.92	$13.69	$9.48	$19.83
Number of accumulation units outstanding at end of period	0	0	0	0	8,318	10,933
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.17	$13.23	$13.01	$10.31	$18.14	$16.11	$12.54	$11.34
Value at end of period	$13.22	$11.17	$13.23	$13.01	$10.31	$18.14	$16.11	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	14	721	581	232
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.52	$11.86	$10.38	$8.14	$12.90	$13.30	$11.57	$11.05
Value at end of period	$13.57	$11.52	$11.86	$10.38	$8.14	$12.90	$13.30	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,142	3,630	1,277
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.52	$15.45	$12.96	$7.62	$15.76	$15.82
Value at end of period	$14.79	$12.52	$15.45	$12.96	$7.62	$15.76
Number of accumulation units outstanding at end of period	0	0	0	0	2,145	2,191
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.13	$14.97	$12.27	$9.84	$14.80	$15.78
Value at end of period	$18.02	$15.13	$14.97	$12.27	$9.84	$14.80
Number of accumulation units outstanding at end of period	0	263	0	0	16,875	16,099
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.56	$8.36	$7.08	$6.35	$9.19	$9.36
Value at end of period	$9.71	$8.56	$8.36	$7.08	$6.35	$9.19
Number of accumulation units outstanding at end of period	3,197	3,101	0	0	0	22

CFI 116

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.36
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	296
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.50	$12.41	$11.39	$9.48
Value at end of period	$13.78	$12.50	$12.41	$11.39
Number of accumulation units outstanding at end of period	1,650	6	101	700
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.31	$13.53	$11.77	$8.52	$14.42	$13.67	$11.70	$9.74
Value at end of period	$14.83	$12.31	$13.53	$11.77	$8.52	$14.42	$13.67	$11.70
Number of accumulation units outstanding at end of period	1,877	314	1,798	1,333	0	5,101	4,464	1,232
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.43	$13.94	$12.65
Value at end of period	$16.32	$14.43	$13.94
Number of accumulation units outstanding at end of period	876	1,942	470
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.14	$13.79	$12.92	$11.56	$11.67	$10.75	$10.41	$10.28	$10.19
Value at end of period	$15.14	$14.14	$13.79	$12.92	$11.56	$11.67	$10.75	$10.41	$10.28
Number of accumulation units outstanding at end of period	5,442	4,067	3,350	0	11,862	3,814	1,187	1,138	1,268
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.78	$10.81
Value at end of period	$10.69	$9.78
Number of accumulation units outstanding at end of period	2,143	2,041
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.91	$15.17	$12.87	$8.60
Value at end of period	$17.14	$14.91	$15.17	$12.87
Number of accumulation units outstanding at end of period	371	0	0	86
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.11	$10.74	$9.18	$7.40	$11.16	$11.31
Value at end of period	$11.12	$10.11	$10.74	$9.18	$7.40	$11.16
Number of accumulation units outstanding at end of period	0	0	0	0	22,741	21,764
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.07	$10.69	$9.14	$7.37	$10.07
Value at end of period	$11.09	$10.07	$10.69	$9.14	$7.37
Number of accumulation units outstanding at end of period	1,339	1,308	133	137	3,364
ING REAL ESTATE FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.02	$16.61	$13.13	$10.21	$15.86	$18.30
Value at end of period	$20.62	$18.02	$16.61	$13.13	$10.21	$15.86
Number of accumulation units outstanding at end of period	2,693	0	0	10,649	2,221	2,289

CFI 117

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.22	$9.79
Value at end of period	$10.55	$9.22
Number of accumulation units outstanding at end of period	455	54
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.39	$10.92	$9.35
Value at end of period	$11.93	$10.39	$10.92
Number of accumulation units outstanding at end of period	0	0	1,594
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.27	$15.77	$12.78	$10.09	$14.75	$14.03	$12.10	$11.71
Value at end of period	$17.35	$15.27	$15.77	$12.78	$10.09	$14.75	$14.03	$12.10
Number of accumulation units outstanding at end of period	1,552	6,472	106	74	31	0	5	9
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.17	$11.35	$10.80
Value at end of period	$12.33	$11.17	$11.35
Number of accumulation units outstanding at end of period	1,699	58,975	3,610
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.35	$11.81	$11.05
Value at end of period	$12.76	$11.35	$11.81
Number of accumulation units outstanding at end of period	21,580	41,308	15,565
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.35	$12.01	$11.21
Value at end of period	$12.96	$11.35	$12.01
Number of accumulation units outstanding at end of period	24,597	34,710	9,357
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.39	$12.13	$11.26
Value at end of period	$13.05	$11.39	$12.13
Number of accumulation units outstanding at end of period	20,157	38,180	14,641
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.86	$10.85
Value at end of period	$12.43	$10.86
Number of accumulation units outstanding at end of period	575	1,048
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.94	$11.25
Value at end of period	$11.90	$10.94
Number of accumulation units outstanding at end of period	3,509	2,872
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.00	$11.90	$10.81	$9.25	$12.21	$12.17
Value at end of period	$13.36	$12.00	$11.90	$10.81	$9.25	$12.21
Number of accumulation units outstanding at end of period	0	0	4,825	0	0	586

CFI 118

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.35	$11.79	$10.53	$8.48	$13.38	$13.60
Value at end of period	$12.93	$11.35	$11.79	$10.53	$8.48	$13.38
Number of accumulation units outstanding at end of period	466	379	1,058	0	0	191
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.67	$11.85	$10.67	$8.84	$12.83	$12.93
Value at end of period	$13.14	$11.67	$11.85	$10.67	$8.84	$12.83
Number of accumulation units outstanding at end of period	458	295	3,232	0	0	12,161
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.13	$13.85	$12.25	$9.27	$12.90	$13.33
Value at end of period	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90
Number of accumulation units outstanding at end of period	9,040	8,049	4,127	0	2,501	2,286
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.32	$12.54	$11.00	$8.88	$12.65
Value at end of period	$14.32	$12.32	$12.54	$11.00	$8.88
Number of accumulation units outstanding at end of period	902	764	726	163	62
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.60	$12.86	$11.12	$7.85	$13.73	$12.62	$11.25	$10.47
Value at end of period	$14.83	$12.60	$12.86	$11.12	$7.85	$13.73	$12.62	$11.25
Number of accumulation units outstanding at end of period	2,344	5,221	191	0	0	2,006	1,778	1,035
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.29	$11.11
Value at end of period	$10.94	$9.29
Number of accumulation units outstanding at end of period	1,559	1,769
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.27	$14.18	$13.25	$10.08	$16.85	$17.12
Value at end of period	$16.04	$13.27	$14.18	$13.25	$10.08	$16.85
Number of accumulation units outstanding at end of period	0	0	0	0	22,722	23,406
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.68	$13.32	$10.71	$8.54	$14.23	$14.29	$12.84	$11.61
Value at end of period	$14.38	$12.68	$13.32	$10.71	$8.54	$14.23	$14.29	$12.84
Number of accumulation units outstanding at end of period	0	79	0	11,496	5,655	4,275	3,787	1,266
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.28	$16.94	$15.40	$12.85	$16.86
Value at end of period	$18.27	$16.28	$16.94	$15.40	$12.85
Number of accumulation units outstanding at end of period	2,920	2,486	0	0	2,706
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.35	$10.79	$8.90	$6.90	$10.37
Value at end of period	$11.34	$10.35	$10.79	$8.90	$6.90
Number of accumulation units outstanding at end of period	0	887	186	404	241

CFI 119

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.20	$15.54	$13.93	$10.24	$15.06
Value at end of period	$16.97	$14.20	$15.54	$13.93	$10.24
Number of accumulation units outstanding at end of period	0	0	238	161	90
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.33	$10.59	$9.80	$6.89	$12.86	$13.27
Value at end of period	$11.63	$10.33	$10.59	$9.80	$6.89	$12.86
Number of accumulation units outstanding at end of period	498	0	0	273	0	17,658
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$28.32	$34.91	$27.76	$15.42	$29.95	$28.92
Value at end of period	$33.90	$28.32	$34.91	$27.76	$15.42	$29.95
Number of accumulation units outstanding at end of period	2,956	6,115	778	0	0	6,638
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.24	$12.58	$11.35	$9.45	$13.77	$12.70	$11.58	$10.86
Value at end of period	$13.49	$12.24	$12.58	$11.35	$9.45	$13.77	$12.70	$11.58
Number of accumulation units outstanding at end of period	2,322	8,428	0	3,195	1,481	9,557	8,660	948
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.36	$12.99	$12.13	$10.35	$11.48
Value at end of period	$15.46	$14.36	$12.99	$12.13	$10.35
Number of accumulation units outstanding at end of period	330	262	0	0	5,546
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$7.91	$10.44	$8.28
Value at end of period	$8.76	$7.91	$10.44
Number of accumulation units outstanding at end of period	1,939	1,821	1,419
PIONEER HIGH YIELD FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.94	$14.33	$12.30	$7.66	$12.28	$11.60	$10.59	$10.44	$10.07
Value at end of period	$15.88	$13.94	$14.33	$12.30	$7.66	$12.28	$11.60	$10.59	$10.44
Number of accumulation units outstanding at end of period	355	2,776	0	4,906	5,382	4,383	6	10	4,420
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.77	$15.72	$13.67	$9.43	$14.59	$15.29
Value at end of period	$17.45	$14.77	$15.72	$13.67	$9.43	$14.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	12,608
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.72	$14.71	$13.69	$9.23	$17.29	$16.06
Value at end of period	$14.94	$12.72	$14.71	$13.69	$9.23	$17.29
Number of accumulation units outstanding at end of period	0	0	597	16,245	23,841	19,946
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.37	$13.14	$11.82	$8.88	$14.73	$14.47
Value at end of period	$14.76	$12.37	$13.14	$11.82	$8.88	$14.73
Number of accumulation units outstanding at end of period	4,156	3,878	5,030	14,426	45,109	40,247

CFI 120

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.79	$13.21	$11.93	$9.69	$12.81
Value at end of period	$15.27	$13.79	$13.21	$11.93	$9.69
Number of accumulation units outstanding at end of period	1,605	1,426	245	225	4,265
WANGER INTERNATIONAL
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.44
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	309
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.19	$11.51	$10.27	$8.72	$11.32
Value at end of period	$13.56	$12.19	$11.51	$10.27	$8.72
Number of accumulation units outstanding at end of period	0	0	0	24,340	16,867
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.20	$14.65	$12.07	$9.39	$13.90	$15.13
Value at end of period	$15.94	$14.20	$14.65	$12.07	$9.39	$13.90
Number of accumulation units outstanding at end of period	0	0	0	0	29	1,895

		TABLE 17
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.80%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.97	$10.50	$9.37	$7.83	$11.97
Value at end of period	$12.77	$10.97	$10.50	$9.37	$7.83
Number of accumulation units outstanding at end of period	0	0	2,543	2,491	1,761
ALLIANZ NFJ DIVIDEND VALUE FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.95	$13.67	$12.21	$10.86
Value at end of period	$15.74	$13.95	$13.67	$12.21
Number of accumulation units outstanding at end of period	7,695	7,792	9,419	10,989
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$18.03	$17.83	$14.42	$11.75	$11.77
Value at end of period	$19.70	$18.03	$17.83	$14.42	$11.75
Number of accumulation units outstanding at end of period	2,147	1,049	898	771	0
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.68	$14.09	$12.28	$11.45
Value at end of period	$15.06	$13.68	$14.09	$12.28
Number of accumulation units outstanding at end of period	4,702	13,409	12,285	6,277
AMANA INCOME FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.82
Value at end of period	$14.61
Number of accumulation units outstanding at end of period	838

CFI 121

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.68	$12.35	$11.05	$9.22	$12.56	$11.92	$10.78	$10.57	$9.90
Value at end of period	$14.31	$12.68	$12.35	$11.05	$9.22	$12.56	$11.92	$10.78	$10.57
Number of accumulation units outstanding at end of period	9,956	13,681	25,093	26,974	8,385	9,504	10,487	9,696	8,141
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.47	$11.16	$10.70	$10.75
Value at end of period	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	6	8,262	5,574	2,165
ARIEL APPRECIATION FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.13	$13.24	$11.19	$6.95	$11.86	$12.17	$11.10	$11.01
Value at end of period	$14.31	$12.13	$13.24	$11.19	$6.95	$11.86	$12.17	$11.10
Number of accumulation units outstanding at end of period	128	128	128	6,761	5,308	59	3,545	3
ARIEL FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.17	$12.75	$10.23	$6.34	$12.38	$12.75	$11.68	$11.92
Value at end of period	$13.29	$11.17	$12.75	$10.23	$6.34	$12.38	$12.75	$11.68
Number of accumulation units outstanding at end of period	16,068	24,556	28,439	16,728	11,035	6,116	1,053	2,337
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.43
Value at end of period	$13.68
Number of accumulation units outstanding at end of period	6,437
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.49	$13.66	$13.08
Value at end of period	$14.72	$12.49	$13.66
Number of accumulation units outstanding at end of period	0	1,199	868
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.40	$8.96	$7.78	$7.75
Value at end of period	$9.56	$8.40	$8.96	$7.78
Number of accumulation units outstanding at end of period	9	4,745	4,146	1,785
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.20	$9.71	$7.97	$5.60
Value at end of period	$10.61	$9.20	$9.71	$7.97
Number of accumulation units outstanding at end of period	426	0	0	393
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.00
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	1,598
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.65	$17.15	$15.85	$11.52	$19.58	$16.64	$13.82	$11.80
Value at end of period	$17.28	$14.65	$17.15	$15.85	$11.52	$19.58	$16.64	$13.82
Number of accumulation units outstanding at end of period	28,478	33,226	34,721	22,544	19,776	30,582	11,418	3,309

CFI 122

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.99
Value at end of period	$13.73
Number of accumulation units outstanding at end of period	1,251
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.33	$14.87	$12.84	$9.58	$16.86	$14.51	$13.15	$11.38	$9.96
Value at end of period	$16.48	$14.33	$14.87	$12.84	$9.58	$16.86	$14.51	$13.15	$11.38
Number of accumulation units outstanding at end of period	48,378	61,346	65,184	67,268	50,973	60,747	12,660	9,993	7,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.23	$11.25	$9.89	$7.69	$13.57	$13.52	$13.39
Value at end of period	$13.01	$11.23	$11.25	$9.89	$7.69	$13.57	$13.52
Number of accumulation units outstanding at end of period	0	4,345	7,151	7,325	0	5,737	1,792
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.95	$11.06	$9.01	$7.11	$13.62	$10.86	$10.28	$9.84	$8.93
Value at end of period	$12.40	$10.95	$11.06	$9.01	$7.11	$13.62	$10.86	$10.28	$9.84
Number of accumulation units outstanding at end of period	0	447	419	1,879	0	1,705	1,481	0	2,107
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.07	$15.81	$12.46	$9.74	$14.69	$15.20	$13.12	$13.07
Value at end of period	$17.66	$15.07	$15.81	$12.46	$9.74	$14.69	$15.20	$13.12
Number of accumulation units outstanding at end of period	3,384	7,093	5,837	8,635	136	5,352	2,966	80
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.56	$14.41	$11.33	$7.99	$14.04	$12.70	$11.93	$12.00
Value at end of period	$14.88	$13.56	$14.41	$11.33	$7.99	$14.04	$12.70	$11.93
Number of accumulation units outstanding at end of period	870	723	3,682	2,872	865	4,672	309	230
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.80	$9.08	$8.05	$8.03
Value at end of period	$10.20	$8.80	$9.08	$8.05
Number of accumulation units outstanding at end of period	2,615	29,036	23,608	12,424
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.74	$16.57
Value at end of period	$18.17	$15.74
Number of accumulation units outstanding at end of period	220	173
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.52	$15.31	$12.20	$9.09	$15.60	$14.82	$12.97	$12.92
Value at end of period	$18.42	$15.52	$15.31	$12.20	$9.09	$15.60	$14.82	$12.97
Number of accumulation units outstanding at end of period	18,534	23,623	19,330	13,247	11,264	15,240	5,706	1,546
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$12.73
Value at end of period	$14.86	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68
Number of accumulation units outstanding at end of period	3,203	5,074	6,461	3,435	220	3,790	906

CFI 123

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.40	$13.98	$11.90	$7.87	$13.19	$11.57
Value at end of period	$13.25	$12.40	$13.98	$11.90	$7.87	$13.19
Number of accumulation units outstanding at end of period	116	0	79	0	2,028	2,029
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.37	$10.48	$8.26	$6.13	$10.07	$10.38
Value at end of period	$13.02	$11.37	$10.48	$8.26	$6.13	$10.07
Number of accumulation units outstanding at end of period	6,172	8,608	9,798	8,059	82	3,183
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.01	$10.82	$8.34	$6.74	$10.31	$10.91
Value at end of period	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	350	109	0	0	6,145	6,143
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.99	$15.17	$13.33
Value at end of period	$17.47	$14.99	$15.17
Number of accumulation units outstanding at end of period	0	0	732
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.36	$10.96	$9.86	$7.55	$12.52	$12.12	$10.73	$10.78
Value at end of period	$11.54	$10.36	$10.96	$9.86	$7.55	$12.52	$12.12	$10.73
Number of accumulation units outstanding at end of period	1,058	945	2,505	6,449	1,442	9,472	3,392	25
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.95	$15.80	$12.42	$9.00	$14.91	$13.14	$11.85	$11.77
Value at end of period	$15.86	$13.95	$15.80	$12.42	$9.00	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	15,815	11,659	7,633	9,243	5,250	11,670	1,977	81
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.28	$11.96	$10.51
Value at end of period	$13.11	$12.28	$11.96
Number of accumulation units outstanding at end of period	275	3,842	3,184
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.90	$15.91	$13.97	$13.76
Value at end of period	$18.52	$14.90	$15.91	$13.97
Number of accumulation units outstanding at end of period	5	3,070	2,553	1,643
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.39	$15.93
Value at end of period	$12.89	$13.39
Number of accumulation units outstanding at end of period	260	151
ING GNMA INCOME FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.91	$13.05	$12.38	$11.89	$11.22	$10.69	$10.33	$10.16	$10.09
Value at end of period	$14.19	$13.91	$13.05	$12.38	$11.89	$11.22	$10.69	$10.33	$10.16
Number of accumulation units outstanding at end of period	11,431	23,195	34,000	23,747	20,379	16,457	13,914	12,107	403

CFI 124

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.79	$13.98	$12.30
Value at end of period	$15.78	$13.79	$13.98
Number of accumulation units outstanding at end of period	1,295	621	613
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.04	$11.18	$9.93	$8.16	$13.15	$12.67	$11.19	$10.75	$9.67
Value at end of period	$12.48	$11.04	$11.18	$9.93	$8.16	$13.15	$12.67	$11.19	$10.75
Number of accumulation units outstanding at end of period	5,094	6,001	7,139	7,253	7,294	9,199	4,710	6,751	6,689
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.20	$13.51	$11.22	$8.62	$13.97	$13.40	$12.39	$11.29	$9.73
Value at end of period	$15.35	$13.20	$13.51	$11.22	$8.62	$13.97	$13.40	$12.39	$11.29
Number of accumulation units outstanding at end of period	1,226	627	6,450	7,264	7,010	6,379	2,581	1	388
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.55	$12.80	$10.54	$8.55	$13.02	$14.06	$12.50	$11.75	$9.88
Value at end of period	$13.94	$12.55	$12.80	$10.54	$8.55	$13.02	$14.06	$12.50	$11.75
Number of accumulation units outstanding at end of period	710	111	410	8,977	8,753	3,794	5,891	2	1,027
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04	$11.05	$10.67
Value at end of period	$12.05	$11.04	$11.05
Number of accumulation units outstanding at end of period	2,640	3,943	2,082
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23	$11.51	$10.94
Value at end of period	$12.57	$11.23	$11.51
Number of accumulation units outstanding at end of period	24,758	10,997	75
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.23	$12.45
Value at end of period	$12.81	$11.23
Number of accumulation units outstanding at end of period	15,296	5,569
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.32	$11.93	$11.22
Value at end of period	$12.99	$11.32	$11.93
Number of accumulation units outstanding at end of period	7,819	3,800	18
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$10.94	$10.94
Value at end of period	$12.55	$10.94
Number of accumulation units outstanding at end of period	243	32
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93	$10.75	$10.39
Value at end of period	$11.76	$10.93	$10.75
Number of accumulation units outstanding at end of period	3,913	30	123

CFI 125

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.12	$12.28	$11.28	$10.08	$11.29	$10.76	$10.45	$10.26	$10.21
Value at end of period	$14.17	$13.12	$12.28	$11.28	$10.08	$11.29	$10.76	$10.45	$10.26
Number of accumulation units outstanding at end of period	17,121	20,752	18,729	18,664	14,088	12,283	10,091	9,405	4,349
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.00	$12.23	$11.26	$10.21	$11.28	$10.77	$10.42	$10.26	$10.09
Value at end of period	$14.06	$13.00	$12.23	$11.26	$10.21	$11.28	$10.77	$10.45	$10.26
Number of accumulation units outstanding at end of period	6,576	11,145	19,064	14,238	16,571	11,961	4,851	0	1,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$7.12
Value at end of period	$8.17
Number of accumulation units outstanding at end of period	14
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.78	$16.86	$13.65	$9.46	$19.79	$18.11	$17.74
Value at end of period	$16.43	$13.78	$16.86	$13.65	$9.46	$19.79	$18.11
Number of accumulation units outstanding at end of period	5,174	5,958	6,045	1,385	30	1,153	791
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.13	$13.19	$12.97	$10.28	$18.11	$16.09	$12.53	$11.54	$11.27
Value at end of period	$13.16	$11.13	$13.19	$12.97	$10.28	$18.11	$16.09	$12.53	$11.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,228	1,298
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.48	$11.82	$10.35	$8.12	$12.88	$13.28	$11.56	$11.28
Value at end of period	$13.51	$11.48	$11.82	$10.35	$8.12	$12.88	$13.28	$11.56
Number of accumulation units outstanding at end of period	4,355	6,816	13,633	15,544	19,079	23,331	11,129	6,682
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.49	$15.42	$12.93	$7.61	$15.75	$15.81
Value at end of period	$14.74	$12.49	$15.42	$12.93	$7.61	$15.75
Number of accumulation units outstanding at end of period	951	1,086	1,437	385	0	758
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.07	$14.92	$12.23	$9.81	$14.77	$14.55	$12.59	$12.59
Value at end of period	$17.94	$15.07	$14.92	$12.23	$9.81	$14.77	$14.55	$12.59
Number of accumulation units outstanding at end of period	5,927	8,497	9,918	7,271	0	2,450	3,049	84
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32	$10.32
Value at end of period	$12.06	$10.32
Number of accumulation units outstanding at end of period	2,942	6,151
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.53	$8.34	$7.07	$6.34	$9.18	$9.36
Value at end of period	$9.68	$8.53	$8.34	$7.07	$6.34	$9.18
Number of accumulation units outstanding at end of period	8,258	13,731	10,611	8,900	418	9,092

CFI 126

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.75	$12.06	$10.16	$7.94	$13.43	$12.41
Value at end of period	$13.11	$11.75	$12.06	$10.16	$7.94	$13.43
Number of accumulation units outstanding at end of period	1	0	919	746	10,138	10,134
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.45	$12.37	$11.36	$9.72	$12.63	$12.26	$11.05	$11.07
Value at end of period	$13.72	$12.45	$12.37	$11.36	$9.72	$12.63	$12.26	$11.05
Number of accumulation units outstanding at end of period	19,932	652	657	568	462	422	196	121
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.11	$12.30	$9.92
Value at end of period	$13.68	$12.11	$12.30
Number of accumulation units outstanding at end of period	8,120	9,069	13,901
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.69	$10.83	$10.94	$11.05	$11.03
Value at end of period	$10.55	$10.69	$10.83	$10.94	$11.05
Number of accumulation units outstanding at end of period	31,564	11,654	15,761	687	687
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.26	$13.49	$11.74	$8.50	$14.40	$13.65	$11.69	$10.07
Value at end of period	$14.77	$12.26	$13.49	$11.74	$8.50	$14.40	$13.65	$11.69
Number of accumulation units outstanding at end of period	4,206	6,444	8,564	20,236	16,653	16,515	8,014	1,168
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.39	$13.91	$12.28	$11.54
Value at end of period	$16.27	$14.39	$13.91	$12.28
Number of accumulation units outstanding at end of period	7,539	1,083	1,549	1,266
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.08	$13.75	$12.88	$11.53	$11.65	$10.73	$10.40	$10.37
Value at end of period	$15.07	$14.08	$13.75	$12.88	$11.53	$11.65	$10.73	$10.40
Number of accumulation units outstanding at end of period	22,799	29,375	25,254	12,959	429	1,990	1,567	8
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.78	$10.34	$9.01	$7.32	$11.31	$11.51
Value at end of period	$10.69	$9.78	$10.34	$9.01	$7.32	$11.31
Number of accumulation units outstanding at end of period	1,249	1,232	1,165	35	1,064	952
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.75	$10.31	$9.64
Value at end of period	$10.65	$9.75	$10.31
Number of accumulation units outstanding at end of period	831	163	145
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.86	$15.13	$12.85	$12.15
Value at end of period	$17.08	$14.86	$15.13	$12.85
Number of accumulation units outstanding at end of period	1,023	760	1,030	1,678

CFI 127

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.08	$10.71	$9.17	$7.39	$11.15	$11.30
Value at end of period	$11.08	$10.08	$10.71	$9.17	$7.39	$11.15
Number of accumulation units outstanding at end of period	262	0	4	689	232	3,926
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.04	$10.67	$9.13	$7.36	$11.10	$10.61	$10.65
Value at end of period	$11.05	$10.04	$10.67	$9.13	$7.36	$11.10	$10.61
Number of accumulation units outstanding at end of period	3,824	3,158	2,535	903	0	665	562
ING REAL ESTATE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.95	$16.55	$13.09	$10.18	$15.83	$19.11	$14.16	$12.72	$10.53
Value at end of period	$20.53	$17.95	$16.55	$13.09	$10.18	$15.83	$19.11	$14.16	$12.72
Number of accumulation units outstanding at end of period	118	353	358	537	2,500	3,137	1,864	5,232	2,494
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.20	$9.07	$8.17	$6.94
Value at end of period	$10.52	$9.20	$9.07	$8.17
Number of accumulation units outstanding at end of period	2,797	2,400	2,535	4,702
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.88	$10.18	$8.21	$5.64
Value at end of period	$11.45	$9.88	$10.18	$8.21
Number of accumulation units outstanding at end of period	133	0	0	64
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.37	$10.91	$8.72	$6.96	$7.30
Value at end of period	$11.91	$10.37	$10.91	$8.72	$6.96
Number of accumulation units outstanding at end of period	632	5,031	4,780	3,225	1,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.15
Value at end of period	$19.23
Number of accumulation units outstanding at end of period	1,444
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.20	$15.72	$12.74	$10.07	$14.06
Value at end of period	$17.27	$15.20	$15.72	$12.74	$10.07
Number of accumulation units outstanding at end of period	357	713	1,931	1,845	936
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.16	$11.34	$10.79
Value at end of period	$12.31	$11.16	$11.34
Number of accumulation units outstanding at end of period	52,202	46,319	71,093
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.33	$11.81	$11.05
Value at end of period	$12.74	$11.33	$11.81
Number of accumulation units outstanding at end of period	95,426	66,828	44,874

CFI 128

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.34	$12.01	$11.21
Value at end of period	$12.94	$11.34	$12.01
Number of accumulation units outstanding at end of period	93,876	79,631	82,122
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.38	$12.13	$11.26
Value at end of period	$13.03	$11.38	$12.13
Number of accumulation units outstanding at end of period	28,438	27,548	22,931
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.85	$11.55	$9.89
Value at end of period	$12.41	$10.85	$11.55
Number of accumulation units outstanding at end of period	13,586	11,140	9,321
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93	$10.99	$10.50
Value at end of period	$11.89	$10.93	$10.99
Number of accumulation units outstanding at end of period	20,134	14,314	17,546
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.95	$11.85	$10.77	$9.23	$12.19	$11.63	$10.84	$10.53	$9.91
Value at end of period	$13.30	$11.95	$11.85	$10.77	$9.23	$12.19	$11.63	$10.84	$10.53
Number of accumulation units outstanding at end of period	833	1,005	7,874	4,262	4,565	1,544	43	451	605
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.30	$11.75	$10.50	$8.46	$13.36	$12.84	$11.45	$10.88	$9.73
Value at end of period	$12.87	$11.30	$11.75	$10.50	$8.46	$13.36	$12.84	$11.45	$10.88
Number of accumulation units outstanding at end of period	6,327	2,926	37,226	31,267	28,741	10,618	242	7,031	8,778
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.63	$11.81	$10.64	$8.81	$12.80	$12.25	$11.13	$10.73	$9.82
Value at end of period	$13.08	$11.63	$11.81	$10.64	$8.81	$12.80	$12.25	$11.13	$10.73
Number of accumulation units outstanding at end of period	8,937	8,314	61,441	51,711	45,902	27,115	603	2,920	1,748
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$12.40
Value at end of period	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45
Number of accumulation units outstanding at end of period	34,495	28,761	136,494	114,520	85,128	45,720	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.96	$12.52	$9.82	$6.76	$11.61
Value at end of period	$13.78	$11.96	$12.52	$9.82	$6.76
Number of accumulation units outstanding at end of period	110	418	1,074	1,557	450
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.27	$12.50	$10.97	$8.86	$13.90	$13.71
Value at end of period	$14.26	$12.27	$12.50	$10.97	$8.86	$13.90
Number of accumulation units outstanding at end of period	11,675	13,753	13,633	6,500	3,700	3,411

CFI 129

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.55	$12.82	$11.08	$7.84	$13.70	$12.60	$11.24	$11.29
Value at end of period	$14.77	$12.55	$12.82	$11.08	$7.84	$13.70	$12.60	$11.24
Number of accumulation units outstanding at end of period	1,026	1,169	6,877	7,974	11,813	13,424	4,154	1,352
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.23	$14.08	$12.49	$9.16	$18.30	$16.18
Value at end of period	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30
Number of accumulation units outstanding at end of period	999	1,032	3,388	3,211	5,261	4,547
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.26	$10.64	$9.87	$7.55	$12.81	$13.07
Value at end of period	$10.90	$9.26	$10.64	$9.87	$7.55	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	5
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.24	$14.14	$13.22	$10.06	$16.83	$17.11
Value at end of period	$15.99	$13.24	$14.14	$13.22	$10.06	$16.83
Number of accumulation units outstanding at end of period	227	3,556	3,249	6,297	3,110	4,871
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.92	$11.24	$10.70	$10.17
Value at end of period	$12.25	$11.92	$11.24	$10.70
Number of accumulation units outstanding at end of period	494	0	0	241
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$33.72	$32.68	$31.53	$24.98	$32.64
Value at end of period	$40.34	$33.72	$32.68	$31.53	$24.98
Number of accumulation units outstanding at end of period	0	0	363	320	267
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.52	$14.55	$13.06	$10.71
Value at end of period	$14.78	$13.52	$14.55	$13.06
Number of accumulation units outstanding at end of period	14	6,645	5,278	2,910
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.99	$16.49	$13.64
Value at end of period	$18.18	$14.99	$16.49
Number of accumulation units outstanding at end of period	3,683	1,629	1,711
LAZARD EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.32	$12.72	$10.74
Value at end of period	$12.47	$10.32	$12.72
Number of accumulation units outstanding at end of period	0	0	16
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.28	$8.88	$7.29	$6.91
Value at end of period	$8.65	$8.28	$8.88	$7.29
Number of accumulation units outstanding at end of period	26	489	1,063	1,062

CFI 130

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.81
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	2,070
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.42
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	1,976
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.63	$13.28	$10.68	$8.52	$14.21	$14.27	$12.83	$11.98	$11.65
Value at end of period	$14.31	$12.63	$13.28	$10.68	$8.52	$14.21	$14.27	$12.83	$11.98
Number of accumulation units outstanding at end of period	991	2,625	9,192	8,873	11,120	13,116	358	13,019	6,143
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during December 2004)
Value at beginning of period	$17.86	$18.91	$15.13	$11.77	$17.25	$15.78	$13.23	$11.80	$11.54
Value at end of period	$19.55	$17.86	$18.91	$15.13	$11.77	$17.25	$15.78	$13.23	$11.80
Number of accumulation units outstanding at end of period	12	108	3,392	3,472	3,421	3,380	113	10,892	8,245
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.50	$12.46	$11.03	$7.93	$12.72	$11.53	$10.84	$10.89
Value at end of period	$14.46	$12.50	$12.46	$11.03	$7.93	$12.72	$11.53	$10.84
Number of accumulation units outstanding at end of period	1,052	1,020	1,136	1,256	865	989	504	236
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.21	$16.88	$15.35	$12.82	$17.68	$16.09	$13.21	$12.14
Value at end of period	$18.19	$16.21	$16.88	$15.35	$12.82	$17.68	$16.09	$13.21
Number of accumulation units outstanding at end of period	6,851	9,127	12,988	9,342	5,219	6,902	175	44
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.87
Value at end of period	$13.13
Number of accumulation units outstanding at end of period	3,782
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.32	$10.76	$8.88	$6.90	$10.75
Value at end of period	$11.30	$10.32	$10.76	$8.88	$6.90
Number of accumulation units outstanding at end of period	356	9,031	7,818	3,033	368
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.14	$15.48	$13.89	$10.22	$16.63	$14.50	$12.23	$11.12	$10.93
Value at end of period	$16.89	$14.14	$15.48	$13.89	$10.22	$16.63	$14.50	$12.23	$11.12
Number of accumulation units outstanding at end of period	3,484	2,089	8,447	3,950	3,118	7,472	7,472	6,622	4,726
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.29	$10.56	$9.77	$6.87	$12.83	$13.65
Value at end of period	$11.58	$10.29	$10.56	$9.77	$6.87	$12.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	15

CFI 131

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$28.21	$34.79	$27.67	$15.38	$29.89	$22.56	$18.20	$13.02	$12.42
Value at end of period	$33.75	$28.21	$34.79	$27.67	$15.38	$29.89	$22.56	$18.20	$13.02
Number of accumulation units outstanding at end of period	2,072	6,298	12,646	13,444	11,351	11,968	1,949	7,797	4,445
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.35	$14.73	$12.86	$9.31	$15.75	$15.50
Value at end of period	$16.00	$13.35	$14.73	$12.86	$9.31	$15.75
Number of accumulation units outstanding at end of period	0	0	0	0	61	121
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.23
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	84
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.61	$10.75	$10.13
Value at end of period	$11.64	$10.61	$10.75
Number of accumulation units outstanding at end of period	2,613	61	85
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.19	$12.54	$11.32	$9.42	$13.74	$12.68	$11.57	$11.61
Value at end of period	$13.43	$12.19	$12.54	$11.32	$9.42	$13.74	$12.68	$11.57
Number of accumulation units outstanding at end of period	4,243	3,632	3,330	1,386	510	784	249	267
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.32	$12.96	$12.11	$10.55
Value at end of period	$15.41	$14.32	$12.96	$12.11
Number of accumulation units outstanding at end of period	17,418	11,317	104	449
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$7.89	$10.42	$9.97
Value at end of period	$8.74	$7.89	$10.42
Number of accumulation units outstanding at end of period	677	426	125
PIONEER HIGH YIELD FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.89	$14.28	$12.26	$7.65	$12.26	$11.58	$10.58	$10.44	$9.86
Value at end of period	$15.81	$13.89	$14.28	$12.26	$7.65	$12.26	$11.58	$10.58	$10.44
Number of accumulation units outstanding at end of period	958	3,358	3,043	7,469	10,964	21,832	167	3,755	4,664
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.72	$15.66	$13.66
Value at end of period	$17.37	$14.72	$15.66
Number of accumulation units outstanding at end of period	1,370	1,228	1,095
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.67	$14.66	$13.65	$9.21	$17.25	$16.03
Value at end of period	$14.87	$12.67	$14.66	$13.65	$9.21	$17.25
Number of accumulation units outstanding at end of period	2,174	3,418	3,934	3,638	1,677	1,359

CFI 132

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.32	$13.09	$11.79	$8.86	$14.70	$13.40	$12.21	$10.81	$10.61
Value at end of period	$14.69	$12.32	$13.09	$11.79	$8.86	$14.70	$13.40	$12.21	$10.81
Number of accumulation units outstanding at end of period	40,195	49,609	56,948	56,304	38,240	40,795	15,144	23,142	13,509
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.74	$13.16	$11.89	$9.66	$13.75	$13.41	$11.28	$11.32
Value at end of period	$15.21	$13.74	$13.16	$11.89	$9.66	$13.75	$13.41	$11.28
Number of accumulation units outstanding at end of period	5,590	3,372	11,224	8,462	5,661	10,956	7,481	29
THORNBURG INTERNATIONAL VALUE FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.37
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	2,614
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.63	$12.53	$11.08	$9.62	$14.12	$13.74
Value at end of period	$15.24	$13.63	$12.53	$11.08	$9.62	$14.12
Number of accumulation units outstanding at end of period	0	0	0	4,193	0	3,243
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.86	$13.86	$10.67	$7.76	$13.01	$12.81
Value at end of period	$15.67	$13.86	$13.86	$10.67	$7.76	$13.01
Number of accumulation units outstanding at end of period	0	0	0	192	0	21
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.76	$10.37	$8.38	$8.37
Value at end of period	$10.55	$8.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	7,365	4,229	1,769	505
WANGER USA
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.16
Value at end of period	$18.49
Number of accumulation units outstanding at end of period	729
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.14	$11.47	$10.24	$8.70	$13.16	$12.80	$10.97	$10.72	$9.90
Value at end of period	$13.50	$12.14	$11.47	$10.24	$8.70	$13.16	$12.80	$10.97	$10.72
Number of accumulation units outstanding at end of period	3,905	2,609	3,269	8,479	15,133	7,538	8,440	13,066	9,936
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.14	$14.60	$12.04	$9.37	$13.87	$15.25	$12.69	$12.78
Value at end of period	$15.87	$14.14	$14.60	$12.04	$9.37	$13.87	$15.25	$12.69
Number of accumulation units outstanding at end of period	1,919	4,418	6,611	6,760	6,068	5,423	4,641	4,375

CFI 133

	Condensed Financial Information (continued)

		TABLE 18
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.85%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006
ALGER GREEN FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.37	$9.00
Value at end of period	$9.52	$8.37
Number of accumulation units outstanding at end of period	251	165
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.93	$10.46	$9.34	$7.81	$13.32	$12.76	$11.30
Value at end of period	$12.71	$10.93	$10.46	$9.34	$7.81	$13.32	$12.76
Number of accumulation units outstanding at end of period	0	0	0	8,088	6,124	333	2,628
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.96	$17.77	$14.38	$11.72	$16.11	$15.35	$13.98
Value at end of period	$19.61	$17.96	$17.77	$14.38	$11.72	$16.11	$15.35
Number of accumulation units outstanding at end of period	1,436	1,333	676	20,835	16,745	17,728	16,924
AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.66	$14.08	$13.20
Value at end of period	$15.03	$13.66	$14.08
Number of accumulation units outstanding at end of period	697	84	3,003
AMANA INCOME FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.45	$14.27
Value at end of period	$14.59	$13.45
Number of accumulation units outstanding at end of period	687	261
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.63	$12.30	$11.02	$9.20	$12.53	$11.90	$10.97
Value at end of period	$14.25	$12.63	$12.30	$11.02	$9.20	$12.53	$11.90
Number of accumulation units outstanding at end of period	934	5,312	35	5,448	4,758	16,802	3,400
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.45	$12.18
Value at end of period	$13.12	$12.45
Number of accumulation units outstanding at end of period	1,966	1,884
ARIEL APPRECIATION FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.08	$13.19	$11.16	$6.93	$11.84	$12.15	$10.52
Value at end of period	$14.24	$12.08	$13.19	$11.16	$6.93	$11.84	$12.15
Number of accumulation units outstanding at end of period	11	11	0	888	888	887	888
ARIEL FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.13	$12.70	$10.20	$6.32	$12.36	$12.73	$12.44
Value at end of period	$13.23	$11.13	$12.70	$10.20	$6.32	$12.36	$12.73
Number of accumulation units outstanding at end of period	0	0	33	5,702	3,705	4,510	4,030

CFI 134

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.33	$12.23
Value at end of period	$13.66	$12.33
Number of accumulation units outstanding at end of period	4,572	3,711
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.47	$12.65
Value at end of period	$14.69	$12.47
Number of accumulation units outstanding at end of period	971	67
COLUMBIASM ACORN® FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.43	$12.64
Value at end of period	$14.47	$12.43
Number of accumulation units outstanding at end of period	1,447	1,219
CRM MID CAP VALUE FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.07	$13.22
Value at end of period	$15.21	$13.07
Number of accumulation units outstanding at end of period	231	183
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.78	$11.80	$11.60
Value at end of period	$11.68	$9.78	$11.80
Number of accumulation units outstanding at end of period	1,387	0	299
DODGE & COX STOCK FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.19
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	1,812
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.60	$17.09	$15.80	$11.49	$19.54	$16.62	$13.97
Value at end of period	$17.20	$14.60	$17.09	$15.80	$11.49	$19.54	$16.62
Number of accumulation units outstanding at end of period	5,462	7,014	2,216	3,977	2,740	809	512
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.96	$12.47
Value at end of period	$13.71	$11.96
Number of accumulation units outstanding at end of period	5,457	4,660
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.27	$14.82	$12.80	$9.55	$16.83	$14.49	$13.13
Value at end of period	$16.40	$14.27	$14.82	$12.80	$9.55	$16.83	$14.49
Number of accumulation units outstanding at end of period	11,184	10,143	26,962	21,001	14,139	13,706	10,058
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.18	$11.21	$9.86	$7.67	$13.54	$13.51	$11.81
Value at end of period	$12.95	$11.18	$11.21	$9.86	$7.67	$13.54	$13.51
Number of accumulation units outstanding at end of period	0	363	1,916	0	0	3,616	189

CFI 135

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.90	$11.02	$8.48
Value at end of period	$12.35	$10.90	$11.02
Number of accumulation units outstanding at end of period	4,906	101	6,039
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.01	$15.76	$12.42	$9.72	$14.66	$15.18	$14.27
Value at end of period	$17.58	$15.01	$15.76	$12.42	$9.72	$14.66	$15.18
Number of accumulation units outstanding at end of period	868	807	90	1,499	1,346	2,376	2,650
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.51	$14.36	$11.30	$7.97	$14.02	$12.68	$12.66
Value at end of period	$14.81	$13.51	$14.36	$11.30	$7.97	$14.02	$12.68
Number of accumulation units outstanding at end of period	877	775	16	6,074	4,162	3,384	2,510
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79	$9.06	$8.04	$6.26
Value at end of period	$10.18	$8.79	$9.06	$8.04
Number of accumulation units outstanding at end of period	14,415	13,839	467	293
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.68	$16.33	$13.50	$10.03	$13.78	$14.44
Value at end of period	$18.09	$15.68	$16.33	$13.50	$10.03	$13.78
Number of accumulation units outstanding at end of period	1,358	1,227	958	0	0	1,363
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.52	$11.80	$10.85
Value at end of period	$12.95	$11.52	$11.80
Number of accumulation units outstanding at end of period	0	2,002	2,002
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.46	$15.25	$12.16	$9.07	$15.57	$14.80	$13.88
Value at end of period	$18.34	$15.46	$15.25	$12.16	$9.07	$15.57	$14.80
Number of accumulation units outstanding at end of period	1,898	1,248	3,632	19,885	16,166	13,631	12,274
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.59	$12.13	$11.45	$9.62	$12.43
Value at end of period	$14.80	$12.59	$12.13	$11.45	$9.62
Number of accumulation units outstanding at end of period	0	0	464	54	13
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.35	$13.93	$10.93
Value at end of period	$13.19	$12.35	$13.93
Number of accumulation units outstanding at end of period	3,049	3,278	775
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.34	$10.45	$8.24	$6.12	$10.06	$12.33	$11.79
Value at end of period	$12.97	$11.34	$10.45	$8.24	$6.12	$10.06	$12.33
Number of accumulation units outstanding at end of period	4,328	3,805	647	3,377	1,624	2,325	1,171

CFI 136

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.98	$10.35	$8.33	$6.73	$9.90
Value at end of period	$11.30	$9.98	$10.35	$8.33	$6.73
Number of accumulation units outstanding at end of period	0	0	0	3,082	2,213
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.97	$15.16	$12.95
Value at end of period	$17.43	$14.97	$15.16
Number of accumulation units outstanding at end of period	0	0	490
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.32	$10.78	$9.83	$7.53	$12.49	$12.10	$10.68
Value at end of period	$11.49	$10.32	$10.92	$9.83	$7.53	$12.49	$12.10
Number of accumulation units outstanding at end of period	1,843	3,759	0	471	422	514	327
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.91	$15.76	$12.39	$8.98	$14.89	$13.13	$12.01
Value at end of period	$15.80	$13.91	$15.76	$12.39	$8.98	$14.89	$13.13
Number of accumulation units outstanding at end of period	5,244	6,210	2,107	4,252	3,197	1,902	1,647
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.25	$11.94	$10.42	$8.54
Value at end of period	$13.08	$12.25	$11.94	$10.42
Number of accumulation units outstanding at end of period	2,017	856	8,207	2,248
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.59
Value at end of period	$18.48
Number of accumulation units outstanding at end of period	12
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.37	$14.86	$12.58
Value at end of period	$12.87	$13.37	$14.86
Number of accumulation units outstanding at end of period	174	46	3,462
ING GNMA INCOME FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.85	$13.00	$12.35	$11.86	$11.20	$10.67	$10.31
Value at end of period	$14.13	$13.85	$13.00	$12.35	$11.86	$11.20	$10.67
Number of accumulation units outstanding at end of period	2,205	13,864	11,312	25,702	9,001	735	4,398
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.77	$13.97	$12.39	$11.26
Value at end of period	$15.75	$13.77	$13.97	$12.39
Number of accumulation units outstanding at end of period	1,489	1,497	7	724
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.32
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	3

CFI 137

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.99	$11.14	$9.90	$8.14	$13.12	$12.65	$11.44
Value at end of period	$12.43	$10.99	$11.14	$9.90	$8.14	$13.12	$12.65
Number of accumulation units outstanding at end of period	323	2,655	5,017	1,950	2,569	3,091	5,307
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.15	$13.47	$11.18	$8.60	$13.94	$13.38	$12.36
Value at end of period	$15.28	$13.15	$13.47	$11.18	$8.60	$13.94	$13.38
Number of accumulation units outstanding at end of period	634	1,698	2,984	2,401	2,449	3,091	3,079
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.50	$12.75	$10.51	$8.53	$13.00	$14.04	$12.79
Value at end of period	$13.88	$12.50	$12.75	$10.51	$8.53	$13.00	$14.04
Number of accumulation units outstanding at end of period	16	519	1,431	1,252	700	4,342	3,011
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.03	$11.14
Value at end of period	$12.03	$11.03
Number of accumulation units outstanding at end of period	1,472	1,143
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.22	$11.62
Value at end of period	$12.55	$11.22
Number of accumulation units outstanding at end of period	2,503	2,015
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.22	$11.82
Value at end of period	$12.79	$11.22
Number of accumulation units outstanding at end of period	8,635	7,655
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.31	$12.04
Value at end of period	$12.97	$11.31
Number of accumulation units outstanding at end of period	6,035	4,066
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.93	$12.31
Value at end of period	$12.53	$10.93
Number of accumulation units outstanding at end of period	67	39
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.07	$12.23	$11.25	$10.06	$11.27	$10.75	$10.45
Value at end of period	$14.10	$13.07	$12.23	$11.25	$10.06	$11.27	$10.75
Number of accumulation units outstanding at end of period	16,143	227	432	6,185	3,452	8,526	17,702
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.95	$12.18	$11.23	$10.18	$11.26	$10.75	$10.30
Value at end of period	$13.99	$12.95	$12.18	$11.23	$10.18	$11.26	$10.75
Number of accumulation units outstanding at end of period	0	189	6,245	7,728	6,165	43	7

CFI 138

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.72	$16.81	$13.61	$9.44	$19.75	$18.08	$15.23
Value at end of period	$16.35	$13.72	$16.81	$13.61	$9.44	$19.75	$18.08
Number of accumulation units outstanding at end of period	16	5	0	1,152	1,425	1,316	1,035
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.08	$13.14	$12.93	$10.26	$17.31
Value at end of period	$13.10	$11.08	$13.14	$12.93	$10.26
Number of accumulation units outstanding at end of period	0	0	0	318	247
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.43	$11.78	$10.32	$8.10	$12.85	$13.27	$12.96
Value at end of period	$13.45	$11.43	$11.78	$10.32	$8.10	$12.85	$13.27
Number of accumulation units outstanding at end of period	0	0	7	654	286	55	2
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.45	$15.38	$12.07
Value at end of period	$14.69	$12.45	$15.38
Number of accumulation units outstanding at end of period	143	19	2,932
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.01	$15.36
Value at end of period	$17.86	$15.01
Number of accumulation units outstanding at end of period	4,013	3,975
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.02
Value at end of period	$15.16
Number of accumulation units outstanding at end of period	1,038
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.51	$8.32	$7.05	$6.34	$9.17	$9.35
Value at end of period	$9.64	$8.51	$8.32	$7.05	$6.34	$9.17
Number of accumulation units outstanding at end of period	1,563	3,511	0	4,156	0	98
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.49	$8.49
Value at end of period	$9.62	$8.49
Number of accumulation units outstanding at end of period	4,552	4,699
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.92
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	9
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.40	$12.32	$11.19
Value at end of period	$13.65	$12.40	$12.32
Number of accumulation units outstanding at end of period	0	0	79

CFI 139

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.65	$10.79	$10.90
Value at end of period	$10.51	$10.65	$10.79
Number of accumulation units outstanding at end of period	0	0	1,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.22	$13.45	$11.72	$8.49	$14.38	$13.64	$12.29
Value at end of period	$14.71	$12.22	$13.45	$11.72	$8.49	$14.38	$13.64
Number of accumulation units outstanding at end of period	1,536	1,817	16,869	15,434	13,164	15,777	14,061
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.35	$13.88	$12.82
Value at end of period	$16.21	$14.35	$13.88
Number of accumulation units outstanding at end of period	79	76	82
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.03	$13.70	$12.85	$11.50	$11.62	$10.71	$10.39
Value at end of period	$15.00	$14.03	$13.70	$12.85	$11.50	$11.62	$10.71
Number of accumulation units outstanding at end of period	9,525	3,147	9,300	39,094	34,072	25,396	22,054
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.76	$10.32	$8.99	$7.31	$11.30	$11.50
Value at end of period	$10.65	$9.76	$10.32	$8.99	$7.31	$11.30
Number of accumulation units outstanding at end of period	0	0	6,135	1,871	1,436	2,341
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.82	$15.09	$12.82	$7.76	$11.11	$10.83
Value at end of period	$17.02	$14.82	$15.09	$12.82	$7.76	$11.11
Number of accumulation units outstanding at end of period	741	1,529	11	0	0	54
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.05	$10.69	$9.15	$7.38	$11.14	$11.29
Value at end of period	$11.04	$10.05	$10.69	$9.15	$7.38	$11.14
Number of accumulation units outstanding at end of period	0	0	0	366	333	423
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.01	$10.64	$9.11	$7.35	$10.50
Value at end of period	$11.01	$10.01	$10.64	$9.11	$7.35
Number of accumulation units outstanding at end of period	0	0	0	2,512	1,923
ING REAL ESTATE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.88	$16.49	$13.05	$10.16	$15.80	$19.09	$15.53
Value at end of period	$20.44	$17.88	$16.49	$13.05	$10.16	$15.80	$19.09
Number of accumulation units outstanding at end of period	297	129	4,745	15,439	12,248	15,542	21,470
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.18	$9.05	$7.84
Value at end of period	$10.50	$9.18	$9.05
Number of accumulation units outstanding at end of period	935	823	961

CFI 140

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.86	$11.16
Value at end of period	$11.42	$9.86
Number of accumulation units outstanding at end of period	4,161	1,689
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.35	$10.89	$8.71	$6.31
Value at end of period	$11.88	$10.35	$10.89	$8.71
Number of accumulation units outstanding at end of period	1,237	1,046	0	61
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.14	$15.66	$12.32
Value at end of period	$17.20	$15.14	$15.66
Number of accumulation units outstanding at end of period	1,388	2,457	12,201
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.15	$11.34	$10.79
Value at end of period	$12.29	$11.15	$11.34
Number of accumulation units outstanding at end of period	8,810	6,885	5,194
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.32	$11.80	$11.05
Value at end of period	$12.72	$11.32	$11.80
Number of accumulation units outstanding at end of period	23,399	16,406	16,976
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.33	$12.00	$11.21
Value at end of period	$12.92	$11.33	$12.00
Number of accumulation units outstanding at end of period	10,410	12,419	11,311
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.37	$12.12	$11.26
Value at end of period	$13.01	$11.37	$12.12
Number of accumulation units outstanding at end of period	8,076	8,338	6,094
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.79
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	620
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.92	$10.99	$10.50
Value at end of period	$11.87	$10.92	$10.99
Number of accumulation units outstanding at end of period	0	0	5,452
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.91	$11.81	$10.74	$9.21	$12.17	$11.61	$11.01
Value at end of period	$13.24	$11.91	$11.81	$10.74	$9.21	$12.17	$11.61
Number of accumulation units outstanding at end of period	5,296	0	9	12,103	9,649	9,701	5,186

CFI 141

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.26	$11.71	$10.46	$8.44	$13.33	$12.82	$12.50
Value at end of period	$12.82	$11.26	$11.71	$10.46	$8.44	$13.33	$12.82
Number of accumulation units outstanding at end of period	0	0	294	190	88	0	201
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.58	$11.76	$10.61	$8.79	$12.78	$12.23	$11.41
Value at end of period	$13.02	$11.58	$11.76	$10.61	$8.79	$12.78	$12.23
Number of accumulation units outstanding at end of period	2,075	0	633	3,794	3,131	4,491	26,739
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$11.31
Value at end of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44
Number of accumulation units outstanding at end of period	14,331	7,394	24,449	7,820	6,498	1,842	2,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.93	$12.49	$9.80	$6.75	$11.98	$10.65	$9.58
Value at end of period	$13.73	$11.93	$12.49	$9.80	$6.75	$11.98	$10.65
Number of accumulation units outstanding at end of period	0	0	0	1,120	1,120	1,083	1,016
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.66
Value at end of period	$15.27
Number of accumulation units outstanding at end of period	52
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.23	$12.45	$10.94	$8.83	$13.87	$13.59	$11.73
Value at end of period	$14.19	$12.23	$12.45	$10.94	$8.83	$13.87	$13.59
Number of accumulation units outstanding at end of period	4,152	937	1,268	593	438	370	294
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.50	$12.77	$11.05	$7.82	$13.67	$12.76
Value at end of period	$14.70	$12.50	$12.77	$11.05	$7.82	$13.67
Number of accumulation units outstanding at end of period	1,013	610	1,875	0	0	859
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$13.09
Value at end of period	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30
Number of accumulation units outstanding at end of period	902	0	532	463	172	152	119
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.20	$14.11	$13.20	$10.05	$16.82	$17.10
Value at end of period	$15.93	$13.20	$14.11	$13.20	$10.05	$16.82
Number of accumulation units outstanding at end of period	0	0	214	1,922	24	41
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.23
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	44

CFI 142

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$33.61	$33.14
Value at end of period	$40.19	$33.61
Number of accumulation units outstanding at end of period	336	58
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.46	$14.50	$12.59
Value at end of period	$14.71	$13.46	$14.50
Number of accumulation units outstanding at end of period	1,906	1,094	6,355
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.12	$14.51	$12.72
Value at end of period	$15.43	$14.12	$14.51
Number of accumulation units outstanding at end of period	0	0	81
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.66	$10.32
Value at end of period	$12.77	$11.66
Number of accumulation units outstanding at end of period	185	167
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.45	$12.76
Value at end of period	$14.39	$12.45
Number of accumulation units outstanding at end of period	1,210	19
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.15	$16.82	$15.30	$12.79	$17.65	$16.07	$14.28
Value at end of period	$18.11	$16.15	$16.82	$15.30	$12.79	$17.65	$16.07
Number of accumulation units outstanding at end of period	1,274	485	842	15,765	14,643	19,681	9,820
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.09	$12.19
Value at end of period	$13.11	$12.09
Number of accumulation units outstanding at end of period	2,462	2,218
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.29	$10.74	$8.87	$6.89	$11.41	$10.72	$10.32
Value at end of period	$11.26	$10.29	$10.74	$8.87	$6.89	$11.41	$10.72
Number of accumulation units outstanding at end of period	696	624	4,077	2,339	1,744	1,140	594
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.09	$15.43	$13.85	$10.19	$16.59	$14.47	$12.67
Value at end of period	$16.82	$14.09	$15.43	$13.85	$10.19	$16.59	$14.47
Number of accumulation units outstanding at end of period	4,327	489	4,928	19,909	17,037	19,299	13,528
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.25	$10.52	$9.74	$6.86	$12.81	$11.38	$11.07
Value at end of period	$11.53	$10.25	$10.52	$9.74	$6.86	$12.81	$11.38
Number of accumulation units outstanding at end of period	0	0	7	6,717	5,224	4,661	18,737

CFI 143

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$28.10	$34.67	$27.59	$15.34	$29.83	$22.52	$20.34
Value at end of period	$33.60	$28.10	$34.67	$27.59	$15.34	$29.83	$22.52
Number of accumulation units outstanding at end of period	2,556	2,241	3,202	1,706	0	0	4,032
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.43
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	124
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.60	$10.75	$11.27
Value at end of period	$11.62	$10.60	$10.75
Number of accumulation units outstanding at end of period	0	106	123
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.14	$12.50	$11.29	$9.40	$13.71	$12.66	$11.93
Value at end of period	$13.37	$12.14	$12.50	$11.29	$9.40	$13.71	$12.66
Number of accumulation units outstanding at end of period	2,831	541	2	3,465	1,386	2,174	1,189
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.27	$12.92	$12.09	$10.41
Value at end of period	$15.35	$14.27	$12.92	$12.09
Number of accumulation units outstanding at end of period	3,161	8,183	4,446	91
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.87	$10.40	$9.08	$5.26	$11.74
Value at end of period	$8.71	$7.87	$10.40	$9.08	$5.26
Number of accumulation units outstanding at end of period	1,323	1,230	8	3,722	2,165
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.83	$14.23	$12.23	$7.63	$12.23	$11.56	$10.87
Value at end of period	$15.74	$13.83	$14.23	$12.23	$7.63	$12.23	$11.56
Number of accumulation units outstanding at end of period	0	91	157	11,649	9,819	10,080	13,994
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.98	$11.00
Value at end of period	$12.09	$10.98
Number of accumulation units outstanding at end of period	65	16
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.66	$15.61	$13.59	$9.38	$14.53	$14.64	$14.00
Value at end of period	$17.29	$14.66	$15.61	$13.59	$9.38	$14.53	$14.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	10,314
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.11
Value at end of period	$9.79
Number of accumulation units outstanding at end of period	18

CFI 144

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
TEMPLETON FOREIGN FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.62	$14.61	$13.61	$9.19	$17.22	$14.84	$12.99
Value at end of period	$14.81	$12.62	$14.61	$13.61	$9.19	$17.22	$14.84
Number of accumulation units outstanding at end of period	0	0	396	13,107	11,307	10,494	12,237
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.27	$13.05	$11.75	$8.84	$14.67	$13.38	$12.54
Value at end of period	$14.63	$12.27	$13.05	$11.75	$8.84	$14.67	$13.38
Number of accumulation units outstanding at end of period	9,537	11,431	5,212	69,189	58,740	60,672	53,060
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.68	$13.74	$11.85	$9.64	$13.73	$13.53
Value at end of period	$15.14	$13.68	$13.12	$11.85	$9.64	$13.73
Number of accumulation units outstanding at end of period	1,451	7,241	0	3,280	127	3,661
WANGER INTERNATIONAL
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.74	$10.35	$8.37	$5.65	$10.02
Value at end of period	$10.52	$8.74	$10.35	$8.37	$5.65
Number of accumulation units outstanding at end of period	7,255	2,679	3,359	1,501	1,483
WANGER USA
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.54	$18.15
Value at end of period	$18.46	$15.54
Number of accumulation units outstanding at end of period	2,087	2,087
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.09	$11.43	$10.21	$8.68	$13.13	$12.78	$11.37
Value at end of period	$13.44	$12.09	$11.43	$10.21	$8.68	$13.13	$12.78
Number of accumulation units outstanding at end of period	0	4,319	81	11,336	9,234	14,468	8,016
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.08	$14.55	$12.00	$9.34	$13.84	$15.23	$14.74
Value at end of period	$15.80	$14.08	$14.55	$12.00	$9.34	$13.84	$15.23
Number of accumulation units outstanding at end of period	0	0	0	2,010	0	0	2,643

		TABLE 19
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.90%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.35	$8.90	$8.45
Value at end of period	$9.50	$8.35	$8.90
Number of accumulation units outstanding at end of period	0	0	241
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.89	$11.39
Value at end of period	$12.65	$10.89
Number of accumulation units outstanding at end of period	7,184	6,669

CFI 145

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.89	$17.71	$14.34	$11.70	$16.08	$15.32	$13.24
Value at end of period	$19.52	$17.89	$17.71	$14.34	$11.70	$16.08	$15.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,311	970
AMANA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.43	$13.33	$12.08
Value at end of period	$14.56	$13.43	$13.33
Number of accumulation units outstanding at end of period	0	0	107
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.58	$12.26	$10.98	$9.18	$12.51	$11.88	$10.76	$10.54
Value at end of period	$14.19	$12.58	$12.26	$10.98	$9.18	$12.51	$11.88	$10.76
Number of accumulation units outstanding at end of period	7,131	13,863	25,407	44,958	34,462	142,960	19,860	13,725
ARIEL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.03	$13.87	$11.13	$6.92	$11.82	$12.14	$11.08	$10.90	$9.67
Value at end of period	$14.18	$12.03	$13.15	$11.13	$6.92	$11.82	$12.14	$11.08	$10.90
Number of accumulation units outstanding at end of period	6	2	0	129	105	846	11,953	9,152	141
ARIEL FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.08	$12.66	$10.17	$6.30	$12.34	$12.71	$11.66	$11.70	$9.90
Value at end of period	$13.17	$11.08	$12.66	$10.17	$6.30	$12.34	$12.71	$11.66	$11.70
Number of accumulation units outstanding at end of period	1,657	1,523	1,754	10,584	12,232	11,493	3,322	2,635	2,340
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.54	$17.03	$15.75	$11.46	$19.50	$16.60	$13.79	$11.53	$9.54
Value at end of period	$17.13	$14.54	$17.03	$15.75	$11.46	$19.50	$16.60	$13.79	$11.53
Number of accumulation units outstanding at end of period	22,630	22,021	11,854	17,151	21,096	12,126	4,275	3,550	2,625
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.16
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	2,064
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.21	$14.77	$12.77	$9.53	$16.80	$14.47	$13.12	$11.37	$9.96
Value at end of period	$16.33	$14.21	$14.77	$12.77	$9.53	$16.80	$14.47	$13.12	$11.37
Number of accumulation units outstanding at end of period	35,134	31,311	17,372	29,177	38,374	32,634	13,254	7,727	3,585
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.14	$11.18	$9.83	$7.65	$13.51	$13.48
Value at end of period	$12.90	$11.14	$11.18	$9.83	$7.65	$13.51
Number of accumulation units outstanding at end of period	1,837	2,325	2,368	0	8,371	9,499
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.95	$15.70	$12.38	$9.69	$13.66
Value at end of period	$17.50	$14.95	$15.70	$12.38	$9.69
Number of accumulation units outstanding at end of period	3,417	1,929	0	46	567

CFI 146

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.46	$14.31	$11.26	$7.95	$13.99	$12.67	$11.20
Value at end of period	$14.74	$13.46	$14.31	$11.26	$7.95	$13.99	$12.67
Number of accumulation units outstanding at end of period	0	0	0	0	4	16,419	17,783
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.77	$9.05	$8.13
Value at end of period	$10.15	$8.77	$9.05
Number of accumulation units outstanding at end of period	0	0	4,037
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.62	$16.28	$13.46	$10.01	$12.90
Value at end of period	$18.01	$15.62	$16.28	$13.46	$10.01
Number of accumulation units outstanding at end of period	1,101	1,022	960	848	671
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.40	$15.20	$12.12	$9.05	$15.54	$14.93
Value at end of period	$18.26	$15.40	$15.20	$12.12	$9.05	$15.54
Number of accumulation units outstanding at end of period	9,123	9,476	3,011	8,067	8,759	38,023
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.55	$12.10	$12.01
Value at end of period	$14.75	$12.55	$12.10
Number of accumulation units outstanding at end of period	397	332	274
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.30	$13.88	$11.83	$7.83	$13.14	$11.16	$10.80
Value at end of period	$13.13	$12.30	$13.88	$11.83	$7.83	$13.14	$11.16
Number of accumulation units outstanding at end of period	733	464	60	0	3,362	2,454	42
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.30	$10.43	$8.23	$6.12	$10.60
Value at end of period	$12.93	$11.30	$10.43	$8.23	$6.12
Number of accumulation units outstanding at end of period	10,799	9,923	1,466	1,142	1,175
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.95	$10.32	$8.31	$6.73	$10.01
Value at end of period	$11.27	$9.95	$10.32	$8.31	$6.73
Number of accumulation units outstanding at end of period	6,845	6,554	2,673	1,641	1,284
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.95	$15.14	$14.12
Value at end of period	$17.40	$14.95	$15.14
Number of accumulation units outstanding at end of period	91	14	108
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.28	$10.88	$9.80	$7.51	$10.34
Value at end of period	$11.44	$10.28	$10.88	$9.80	$7.51
Number of accumulation units outstanding at end of period	4,773	6,524	1,695	1,051	1,850

CFI 147

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.86	$15.71	$12.36	$8.96	$14.87	$14.38
Value at end of period	$15.74	$13.86	$15.71	$12.36	$8.96	$14.87
Number of accumulation units outstanding at end of period	10,136	8,341	2,921	3,054	3,608	3,469
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.22	$11.92	$10.41	$8.66	$10.17
Value at end of period	$13.04	$12.22	$11.92	$10.41	$8.66
Number of accumulation units outstanding at end of period	3,178	3,970	0	0	516
ING GNMA INCOME FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.80	$12.96	$12.31	$11.83	$11.17	$10.66	$10.31	$10.15	$9.82
Value at end of period	$14.06	$13.80	$12.96	$12.31	$11.83	$11.17	$10.66	$10.31	$10.15
Number of accumulation units outstanding at end of period	20,437	18,811	7,689	5,876	6,534	13,831	2,118	1,823	1,552
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.75	$13.84
Value at end of period	$15.72	$13.75
Number of accumulation units outstanding at end of period	1,677	1,577
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.95	$11.20	$9.87	$8.12	$13.10	$13.39
Value at end of period	$12.37	$10.95	$11.10	$9.87	$8.12	$13.10
Number of accumulation units outstanding at end of period	1,196	1,304	0	0	0	8,506
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.09	$13.42	$11.15	$8.58	$13.92	$14.25
Value at end of period	$15.21	$13.09	$13.42	$11.15	$8.58	$13.92
Number of accumulation units outstanding at end of period	4,593	5,028	5,826	10,552	7,620	6,507
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.45	$12.71	$10.48	$8.51	$12.97	$14.02	$12.47	$11.77
Value at end of period	$13.81	$12.45	$12.71	$10.48	$8.51	$12.97	$14.02	$12.47
Number of accumulation units outstanding at end of period	4,773	4,414	3,985	210	3,427	7,557	5,381	5,986
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.21	$11.71	$10.66
Value at end of period	$12.78	$11.21	$11.71
Number of accumulation units outstanding at end of period	0	0	625
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.30	$11.92	$10.48
Value at end of period	$12.95	$11.30	$11.92
Number of accumulation units outstanding at end of period	0	0	1,337
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.92	$11.51	$9.87
Value at end of period	$12.52	$10.92	$11.51
Number of accumulation units outstanding at end of period	0	0	14

CFI 148

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.02	$12.19	$11.21	$10.03	$11.25	$10.73	$10.43	$10.25	$9.75
Value at end of period	$14.04	$13.02	$12.19	$11.21	$10.03	$11.25	$10.73	$10.43	$10.25
Number of accumulation units outstanding at end of period	6,047	6,357	5,328	8,132	20,774	17,745	18,116	14,799	1,306
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.89	$12.14	$11.19	$10.16	$11.24	$10.73	$10.36
Value at end of period	$13.93	$12.89	$12.14	$11.19	$10.16	$11.24	$10.73
Number of accumulation units outstanding at end of period	10,851	9,251	6,361	1,370	758	8,482	1,077
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$6.93	$7.98	$7.35
Value at end of period	$8.13	$6.93	$7.98
Number of accumulation units outstanding at end of period	314	273	231
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.67	$16.75	$13.57	$9.41	$18.23
Value at end of period	$16.28	$13.67	$16.75	$13.57	$9.41
Number of accumulation units outstanding at end of period	0	0	0	3,835	3,472
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.04	$13.78	$12.89	$10.23	$10.17
Value at end of period	$13.04	$11.04	$13.10	$12.89	$10.23
Number of accumulation units outstanding at end of period	652	439	0	0	6
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.39	$11.74	$10.29	$8.08	$12.83	$13.25	$11.54	$11.25	$9.74
Value at end of period	$13.39	$11.39	$11.74	$10.29	$8.08	$12.83	$13.25	$11.54	$11.25
Number of accumulation units outstanding at end of period	11,008	9,265	7,543	2,648	1,935	2,230	1,994	1,512	1,437
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.42	$15.35	$12.89	$7.59	$11.12
Value at end of period	$14.64	$12.42	$15.35	$12.89	$7.59
Number of accumulation units outstanding at end of period	2,655	2,123	0	0	441
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.95	$14.82	$12.16	$9.76	$14.72	$15.53
Value at end of period	$17.78	$14.95	$14.82	$12.16	$9.76	$14.72
Number of accumulation units outstanding at end of period	9,002	8,228	1,361	2,287	2,156	24,334
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.48	$8.30	$7.04	$6.33	$9.17	$9.34
Value at end of period	$9.61	$8.48	$8.30	$7.04	$6.33	$9.17
Number of accumulation units outstanding at end of period	8,087	3,945	1,424	17,766	22,975	23,354
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.68	$11.99	$10.11	$7.91	$13.39	$12.27
Value at end of period	$13.01	$11.68	$11.99	$10.11	$7.91	$13.39
Number of accumulation units outstanding at end of period	0	0	0	0	924	808

CFI 149

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.35	$12.28	$11.29	$9.67	$12.58	$12.22	$12.28
Value at end of period	$13.59	$12.35	$12.28	$11.29	$9.67	$12.58	$12.22
Number of accumulation units outstanding at end of period	53	53	75	0	0	0	2
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.09	$12.29	$9.91
Value at end of period	$13.65	$12.09	$12.29
Number of accumulation units outstanding at end of period	7,743	9,152	8,307
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.61	$10.75	$10.88	$11.00	$11.00
Value at end of period	$10.46	$10.61	$10.75	$10.88	$11.00
Number of accumulation units outstanding at end of period	0	0	0	13,363	24,465
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$13.41	$11.69	$8.47	$14.35	$13.63	$11.68	$9.88
Value at end of period	$14.65	$12.18	$13.41	$11.69	$8.47	$14.35	$13.63	$11.68
Number of accumulation units outstanding at end of period	8,030	7,637	8,092	10,695	8,985	40,883	14,323	9,486
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.97	$13.65	$12.81	$11.48	$11.60	$10.67
Value at end of period	$14.94	$13.97	$13.65	$12.81	$11.48	$11.60
Number of accumulation units outstanding at end of period	22,413	20,821	3,524	15,915	17,094	28,272
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.45
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	236
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.69	$10.26	$8.94	$7.28	$7.23
Value at end of period	$10.58	$9.69	$10.26	$8.94	$7.28
Number of accumulation units outstanding at end of period	46	46	0	106	10
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.78	$15.06	$13.83
Value at end of period	$16.97	$14.78	$15.06
Number of accumulation units outstanding at end of period	232	1,254	1,292
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.99	$11.36
Value at end of period	$10.98	$9.99
Number of accumulation units outstanding at end of period	2,891	2,568
ING REAL ESTATE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.81	$16.44	$13.01	$10.13	$15.77	$19.06	$14.13	$12.71	$9.07
Value at end of period	$20.35	$17.81	$16.44	$13.01	$10.13	$15.77	$19.06	$14.13	$12.71
Number of accumulation units outstanding at end of period	4,246	4,023	3,781	1,714	6,192	6,493	1,133	1,034	1,175

CFI 150

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.17	$9.04	$8.36
Value at end of period	$10.47	$9.17	$9.04
Number of accumulation units outstanding at end of period	1,723	1,228	3
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.85	$10.15	$9.01
Value at end of period	$11.39	$9.85	$10.15
Number of accumulation units outstanding at end of period	0	0	48
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.09	$15.61	$12.66	$10.02	$14.20
Value at end of period	$17.12	$15.09	$15.61	$12.66	$10.02
Number of accumulation units outstanding at end of period	5,456	3,149	3,707	5,030	3,899
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.14	$11.33	$10.79
Value at end of period	$12.28	$11.14	$11.33
Number of accumulation units outstanding at end of period	17,739	12,840	6,759
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.31	$11.80	$11.05
Value at end of period	$12.71	$11.31	$11.80
Number of accumulation units outstanding at end of period	93,082	86,354	20,323
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.32	$12.00	$11.21
Value at end of period	$12.90	$11.32	$12.00
Number of accumulation units outstanding at end of period	48,269	37,474	19,069
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.36	$12.12	$11.26
Value at end of period	$12.99	$11.36	$12.12
Number of accumulation units outstanding at end of period	18,481	16,773	16,356
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.83	$11.56
Value at end of period	$12.38	$10.83
Number of accumulation units outstanding at end of period	525	147
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.91	$10.98	$10.50
Value at end of period	$11.85	$10.91	$10.98
Number of accumulation units outstanding at end of period	1,430	272	89
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.86	$11.77	$10.71	$9.18	$12.14	$11.60	$10.81	$10.53	$9.68
Value at end of period	$13.18	$11.86	$11.77	$10.71	$9.18	$12.14	$11.60	$10.81	$10.53
Number of accumulation units outstanding at end of period	7,542	9,913	10,495	6,755	6,339	5,674	3,155	2,562	683

CFI 151

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.21	$11.67	$10.43	$8.42	$13.31	$12.80	$11.43	$10.87	$9.58
Value at end of period	$12.76	$11.21	$11.67	$10.43	$8.42	$13.31	$12.80	$11.43	$10.87
Number of accumulation units outstanding at end of period	7,379	8,965	9,849	6,552	4,213	7,420	3,942	3,326	401
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.54	$11.72	$10.58	$8.77	$12.75	$12.22	$10.94
Value at end of period	$12.97	$11.54	$11.72	$10.58	$8.77	$12.75	$12.22
Number of accumulation units outstanding at end of period	10,899	18,637	17,626	22,648	19,263	5,601	302
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$11.75
Value at end of period	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43
Number of accumulation units outstanding at end of period	19,641	13,248	100	0	39,036	36,033	28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.89	$12.46	$10.86
Value at end of period	$13.68	$11.89	$12.46
Number of accumulation units outstanding at end of period	7,250	3,682	4,605
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.18	$12.41	$10.90	$8.81	$13.84	$13.57	$11.66
Value at end of period	$14.13	$12.18	$12.41	$10.90	$8.81	$13.84	$13.57
Number of accumulation units outstanding at end of period	3,571	3,280	1,911	1,586	559	31,713	40
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.45	$12.73	$11.02	$7.80	$12.87
Value at end of period	$14.63	$12.45	$12.73	$11.02	$7.80
Number of accumulation units outstanding at end of period	2,545	2,694	2,056	504	249
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.16	$14.08	$13.18	$10.04	$16.80	$17.08
Value at end of period	$15.88	$13.16	$14.08	$13.18	$10.04	$16.80
Number of accumulation units outstanding at end of period	882	834	823	1,294	1,187	1,483
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$33.50	$32.50	$31.21
Value at end of period	$40.04	$33.50	$32.50
Number of accumulation units outstanding at end of period	0	0	47
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.41	$14.45	$12.98	$10.08	$14.04	$12.91	$11.56
Value at end of period	$14.65	$13.41	$14.45	$12.98	$10.08	$14.04	$12.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	242	142
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.72	$18.78	$15.04	$11.71	$17.18	$15.73	$14.11
Value at end of period	$19.38	$17.72	$18.78	$15.04	$11.71	$17.18	$15.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,543	2,204

CFI 152

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.09	$16.76	$15.26	$12.75	$17.61	$16.05	$13.40
Value at end of period	$18.03	$16.09	$16.76	$15.26	$12.75	$17.61	$16.05
Number of accumulation units outstanding at end of period	12,147	10,652	4,772	2,865	14,654	14,181	5,333
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.26	$10.71	$8.85	$6.88	$11.10
Value at end of period	$11.22	$10.26	$10.71	$8.85	$6.88
Number of accumulation units outstanding at end of period	1,122	1,154	614	73	61
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.03	$15.38	$13.81	$10.17	$16.56	$14.44
Value at end of period	$16.74	$14.03	$15.38	$13.81	$10.17	$16.56
Number of accumulation units outstanding at end of period	2,088	1,764	75	3,715	6,272	4,468
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.21	$10.48	$9.90
Value at end of period	$11.48	$10.21	$10.48
Number of accumulation units outstanding at end of period	3,059	6,734	6,054
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$27.99	$34.55	$27.51	$15.31	$29.78	$22.49	$18.17	$13.00	$9.10
Value at end of period	$33.45	$27.99	$34.55	$27.51	$15.31	$29.78	$22.49	$18.17	$13.00
Number of accumulation units outstanding at end of period	5,516	5,093	4,799	4,083	3,897	25,983	27,740	7,306	4,179
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.09	$12.45	$11.25	$9.38	$13.68	$12.64	$12.67
Value at end of period	$13.31	$12.09	$12.45	$11.25	$9.38	$13.68	$12.64
Number of accumulation units outstanding at end of period	124	124	0	713	8,300	8,417	5
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.23	$12.89	$12.06	$10.31	$11.69
Value at end of period	$15.30	$14.23	$12.89	$12.06	$10.31
Number of accumulation units outstanding at end of period	4,875	5,413	0	0	757
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.86	$10.26
Value at end of period	$8.69	$7.86
Number of accumulation units outstanding at end of period	6,284	5,681
PIONEER HIGH YIELD FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.78	$14.18	$12.19	$7.61	$12.21	$11.55	$10.56	$10.43	$9.57
Value at end of period	$15.67	$13.78	$14.18	$12.19	$7.61	$12.21	$11.55	$10.56	$10.43
Number of accumulation units outstanding at end of period	11,581	11,475	7,811	3,654	19,312	16,094	4,063	2,469	2,447
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.60	$15.55	$13.55	$9.36	$14.50	$14.62	$12.32	$11.60	$9.81
Value at end of period	$17.22	$14.60	$15.55	$13.55	$9.36	$14.50	$14.62	$12.32	$11.60
Number of accumulation units outstanding at end of period	4,373	3,589	3,446	4,403	4,500	5,431	7,212	5,555	7,662

CFI 153

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.22	$13.00	$11.72	$8.82	$14.64	$13.36	$12.19	$10.80	$9.74
Value at end of period	$14.56	$12.22	$13.00	$11.72	$8.82	$14.64	$13.36	$12.19	$10.80
Number of accumulation units outstanding at end of period	67,971	63,790	54,534	51,448	55,641	29,495	15,726	11,028	4,724
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.63	$13.07	$11.82	$9.61	$13.70	$13.37	$11.25	$11.02	$9.65
Value at end of period	$15.07	$13.63	$13.07	$11.82	$9.61	$13.70	$13.37	$11.25	$11.02
Number of accumulation units outstanding at end of period	6,025	4,972	2,937	7,733	6,828	2,355	2,588	1,015	1,294
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.83
Value at end of period	$15.10
Number of accumulation units outstanding at end of period	318
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.08
Value at end of period	$15.53
Number of accumulation units outstanding at end of period	161
WANGER INTERNATIONAL
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.72	$10.70
Value at end of period	$10.49	$8.72
Number of accumulation units outstanding at end of period	1,808	2,082
WANGER SELECT
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.89	$10.00
Value at end of period	$12.76	$10.89
Number of accumulation units outstanding at end of period	3	245
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.05	$11.39	$10.18	$8.66	$13.10	$12.76	$10.95	$10.71	$9.75
Value at end of period	$13.38	$12.05	$11.39	$10.18	$8.66	$13.10	$12.76	$10.95	$10.71
Number of accumulation units outstanding at end of period	10,130	11,245	7,714	5,980	6,316	2,785	9,015	7,004	2,066
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.03	$14.50	$11.97	$9.32	$13.82	$15.05
Value at end of period	$15.73	$14.03	$14.50	$11.97	$9.32	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	5,060	5,224

		TABLE 20
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.95%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.04
Value at end of period	$19.43
Number of accumulation units outstanding at end of period	3,179

CFI 154

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.53	$12.22	$10.95	$9.16	$12.48	$11.86	$10.75	$10.31
Value at end of period	$14.12	$12.53	$12.22	$10.95	$9.16	$12.48	$11.86	$10.75
Number of accumulation units outstanding at end of period	34,424	54,471	67,685	69,233	65,199	63,383	115,360	106,951
ARIEL APPRECIATION FUND
(Funds were first received in this option during November 2012)
Value at beginning of period	$13.59
Value at end of period	$14.12
Number of accumulation units outstanding at end of period	3,453
ARIEL FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.04	$12.61	$10.14	$6.29	$12.31	$12.69	$11.65	$11.76
Value at end of period	$13.11	$11.04	$12.61	$10.14	$6.29	$12.31	$12.69	$11.65
Number of accumulation units outstanding at end of period	5,250	6,629	15,794	17,454	10,131	11,197	2,753	3,037
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.41	$13.20	$11.06
Value at end of period	$14.43	$12.41	$13.20
Number of accumulation units outstanding at end of period	405	285	231
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.15	$9.67	$8.28
Value at end of period	$10.53	$9.15	$9.67
Number of accumulation units outstanding at end of period	1,292	382	308
CRM MID CAP VALUE FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.64
Value at end of period	$15.16
Number of accumulation units outstanding at end of period	160
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.48	$16.97	$15.71	$11.43	$19.46	$16.59
Value at end of period	$17.05	$14.48	$16.97	$15.71	$11.43	$19.46
Number of accumulation units outstanding at end of period	18,028	9,880	11,134	9,608	391	6,712
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.16	$14.72	$12.73	$9.51	$16.76	$14.45	$13.11	$11.81
Value at end of period	$16.26	$14.16	$14.72	$12.73	$9.51	$16.76	$14.45	$13.11
Number of accumulation units outstanding at end of period	44,478	39,555	60,624	65,198	44,557	46,828	7,565	6,925
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.09	$11.14	$9.80	$6.84
Value at end of period	$12.84	$11.09	$11.14	$9.80
Number of accumulation units outstanding at end of period	0	0	9,881	9,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.89	$15.65	$12.35	$9.67	$14.60	$15.13	$13.52
Value at end of period	$17.42	$14.89	$15.65	$12.35	$9.67	$14.60	$15.13
Number of accumulation units outstanding at end of period	0	46	51	260	19,121	22,331	19,237

CFI 155

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.40	$14.26	$11.23	$7.93	$12.96
Value at end of period	$14.68	$13.40	$14.26	$11.23	$7.93
Number of accumulation units outstanding at end of period	334	14,292	1,474	0	222
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.74
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	3,254
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.56	$16.15
Value at end of period	$17.93	$15.56
Number of accumulation units outstanding at end of period	146	9,637
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.34	$15.15	$12.09	$9.03	$15.51	$14.76	$12.93	$11.59
Value at end of period	$18.18	$15.34	$15.15	$12.09	$9.03	$15.51	$14.76	$12.93
Number of accumulation units outstanding at end of period	1,167	5,467	5,943	11,229	43,782	42,020	26,315	18,186
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.50	$12.06	$11.39	$10.48
Value at end of period	$14.69	$12.50	$12.06	$11.39
Number of accumulation units outstanding at end of period	323	0	634	716
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$12.25	$13.83	$11.80	$7.81
Value at end of period	$13.07	$12.25	$13.83	$11.80
Number of accumulation units outstanding at end of period	1,761	2,100	7,621	7,152
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.27	$10.40	$8.21	$6.11	$10.04	$10.36
Value at end of period	$12.89	$11.27	$10.40	$8.21	$6.11	$10.04
Number of accumulation units outstanding at end of period	1,542	0	5,124	3,863	2,177	2,626
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.93	$10.30	$8.30	$6.72	$10.29	$10.16
Value at end of period	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	15
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24	$10.84	$9.77	$7.49	$12.21
Value at end of period	$11.38	$10.24	$10.84	$9.77	$7.49
Number of accumulation units outstanding at end of period	0	883	854	0	192
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.81	$15.67	$12.33	$8.95	$14.85	$13.27
Value at end of period	$15.68	$13.81	$15.67	$12.33	$8.95	$14.85
Number of accumulation units outstanding at end of period	5,695	2,976	910	291	291	1,778

CFI 156

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING GNMA INCOME FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.74	$12.91	$12.27	$11.80	$11.15	$10.65
Value at end of period	$14.00	$13.74	$12.91	$12.27	$11.80	$11.15
Number of accumulation units outstanding at end of period	36,600	17,376	17,161	16,395	16,213	14,423
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91	$11.07	$9.84	$8.10	$13.07	$12.62	$11.16	$10.32
Value at end of period	$12.32	$10.91	$11.07	$9.84	$8.10	$13.07	$12.62	$11.16
Number of accumulation units outstanding at end of period	251	6,037	8,840	8,671	28,238	27,246	27,897	12,861
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.04	$13.37	$11.12	$8.56	$13.89	$14.44
Value at end of period	$15.14	$13.04	$13.37	$11.12	$8.56	$13.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	862
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.40	$12.67	$10.45	$8.48	$12.95	$14.10
Value at end of period	$13.75	$12.40	$12.67	$10.45	$8.48	$12.95
Number of accumulation units outstanding at end of period	1,495	1,496	4,548	4,108	66	927
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.19	$12.16
Value at end of period	$12.76	$11.19
Number of accumulation units outstanding at end of period	331	331
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.29	$12.43
Value at end of period	$12.93	$11.29
Number of accumulation units outstanding at end of period	528	527
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.91	$11.51	$11.53
Value at end of period	$12.50	$10.91	$11.51
Number of accumulation units outstanding at end of period	80	80	3
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.90	$10.88
Value at end of period	$11.70	$10.90
Number of accumulation units outstanding at end of period	286	186
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.96	$12.15	$11.18	$10.01	$11.23	$10.72	$10.42	$10.39
Value at end of period	$13.98	$12.96	$12.15	$11.18	$10.01	$11.23	$10.72	$10.42
Number of accumulation units outstanding at end of period	0	0	27,859	30,304	24,949	14,173	3,459	3,036
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.84	$12.10	$11.16	$10.13	$11.22	$10.72	$10.43	$10.33
Value at end of period	$13.87	$12.84	$12.10	$11.16	$10.13	$11.22	$10.72	$10.43
Number of accumulation units outstanding at end of period	11,597	5,599	2,391	0	292	759	8,944	9,684

CFI 157

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.61	$16.69	$13.53	$9.39	$19.68	$18.03	$14.29
Value at end of period	$16.21	$13.61	$16.69	$13.53	$9.39	$19.68	$18.03
Number of accumulation units outstanding at end of period	0	0	0	304	28,635	26,916	25,946
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.00	$13.05	$12.86	$10.21	$18.00	$16.07
Value at end of period	$12.99	$11.00	$13.05	$12.86	$10.21	$18.00
Number of accumulation units outstanding at end of period	0	0	4,806	4,242	4,072	3,566
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.34	$11.70	$10.26	$8.06	$12.80	$13.12
Value at end of period	$13.33	$11.34	$11.70	$10.26	$8.06	$12.80
Number of accumulation units outstanding at end of period	2,900	2,107	209	209	209	2,093
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.89	$14.77	$12.12	$9.74	$14.69	$14.49	$12.55	$11.54
Value at end of period	$17.71	$14.89	$14.77	$12.12	$9.74	$14.69	$14.49	$12.55
Number of accumulation units outstanding at end of period	1,304	1,062	910	1,059	23,191	23,345	53,136	24,118
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.61
Value at end of period	$15.12
Number of accumulation units outstanding at end of period	415
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.46	$8.28	$7.03	$6.32	$9.16	$9.33
Value at end of period	$9.58	$8.46	$8.28	$7.03	$6.32	$9.16
Number of accumulation units outstanding at end of period	0	2,655	12,309	10,178	0	6,706
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.44	$8.26	$7.00	$6.47
Value at end of period	$9.55	$8.44	$8.26	$7.00
Number of accumulation units outstanding at end of period	576	587	343	387
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.64	$11.96	$10.08	$7.34
Value at end of period	$12.96	$11.64	$11.96	$10.08
Number of accumulation units outstanding at end of period	0	0	2,945	2,399
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.30	$12.24	$11.26	$9.65	$12.56	$12.20	$10.92
Value at end of period	$13.53	$12.30	$12.24	$11.26	$9.65	$12.56	$12.20
Number of accumulation units outstanding at end of period	0	0	0	99	20,831	23,823	21,492
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.08	$12.29	$9.91
Value at end of period	$13.63	$12.08	$12.29
Number of accumulation units outstanding at end of period	12,979	3,083	18,242

CFI 158

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.56	$10.65
Value at end of period	$10.41	$10.56
Number of accumulation units outstanding at end of period	7,910	4,340
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.14	$13.37	$11.66	$8.45	$14.33	$13.61	$11.68	$9.82
Value at end of period	$14.59	$12.14	$13.37	$11.66	$8.45	$14.33	$13.61	$11.68
Number of accumulation units outstanding at end of period	0	59	64	415	22,592	19,695	44,869	23,911
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.08
Value at end of period	$16.10
Number of accumulation units outstanding at end of period	10,591
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.92	$13.61	$12.77	$11.45	$11.58	$10.68	$10.37	$10.31
Value at end of period	$14.87	$13.92	$13.61	$12.77	$11.45	$11.58	$10.68	$10.37
Number of accumulation units outstanding at end of period	21,058	23,716	22,902	20,504	56,051	53,030	64,234	17,503
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.70	$10.27	$8.96	$7.29	$11.28	$11.48
Value at end of period	$10.58	$9.70	$10.27	$8.96	$7.29	$11.28
Number of accumulation units outstanding at end of period	3,446	0	0	0	0	2,604
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.99	$10.64	$9.12	$7.36	$11.12	$11.27
Value at end of period	$10.97	$9.99	$10.64	$9.12	$7.36	$11.12
Number of accumulation units outstanding at end of period	8,708	0	88	189	189	3,227
ING REAL ESTATE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.74	$16.38	$12.98	$10.11	$15.73	$19.03	$15.40
Value at end of period	$20.26	$17.74	$16.38	$12.98	$10.11	$15.73	$19.03
Number of accumulation units outstanding at end of period	14,816	13,452	27,386	26,089	31,333	29,503	12,463
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.71
Value at end of period	$17.04
Number of accumulation units outstanding at end of period	1,041
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.13	$11.33	$10.79
Value at end of period	$12.26	$11.13	$11.33
Number of accumulation units outstanding at end of period	57,793	49,147	105,108
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.30	$11.79	$11.05
Value at end of period	$12.69	$11.30	$11.79
Number of accumulation units outstanding at end of period	32,841	24,939	84,983

CFI 159

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.31	$11.99	$11.21
Value at end of period	$12.88	$11.31	$11.99
Number of accumulation units outstanding at end of period	25,040	48,325	86,507
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.35	$12.11	$11.26
Value at end of period	$12.97	$11.35	$12.11
Number of accumulation units outstanding at end of period	75,086	11,051	18,498
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.83	$11.76
Value at end of period	$12.36	$10.83
Number of accumulation units outstanding at end of period	164	221
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.90	$10.98	$10.50
Value at end of period	$11.83	$10.90	$10.98
Number of accumulation units outstanding at end of period	9,432	89	6,512
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.81	$11.73	$10.68	$9.16	$12.12	$11.58	$10.80	$10.37
Value at end of period	$13.12	$11.81	$11.73	$10.68	$9.16	$12.12	$11.58	$10.80
Number of accumulation units outstanding at end of period	184	3,999	1,284	1,220	14,986	15,880	16,615	1,773
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.17	$11.63	$10.40	$8.40	$13.28	$12.78	$11.42	$10.51
Value at end of period	$12.70	$11.17	$11.63	$10.40	$8.40	$13.28	$12.78	$11.42
Number of accumulation units outstanding at end of period	575	16,820	11,324	12,451	41,271	41,744	32,721	3,700
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.49	$11.68	$10.54	$8.75	$12.73	$12.20	$11.09	$10.45
Value at end of period	$12.91	$11.49	$11.68	$10.54	$8.75	$12.73	$12.20	$11.09
Number of accumulation units outstanding at end of period	560	8,363	6,743	5,960	31,530	27,154	26,621	5,377
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.94	$13.69	$12.13	$8.98
Value at end of period	$15.79	$13.94	$13.69	$12.13
Number of accumulation units outstanding at end of period	16,693	281	40,890	42,666
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.85	$12.43	$9.76	$6.73	$11.95	$10.64	$9.43
Value at end of period	$13.63	$11.85	$12.43	$9.76	$6.73	$11.95	$10.64
Number of accumulation units outstanding at end of period	0	0	0	55	3,285	1,057	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.19	$13.86	$10.92	$7.55	$13.43	$12.00	$10.64
Value at end of period	$15.14	$13.19	$13.86	$10.92	$7.55	$13.43	$12.00
Number of accumulation units outstanding at end of period	0	0	0	141	12,723	11,606	12,276

CFI 160

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13	$12.37	$10.87	$8.79	$13.81	$13.55	$11.50	$10.86
Value at end of period	$14.07	$12.13	$12.37	$10.87	$8.79	$13.81	$13.55	$11.50
Number of accumulation units outstanding at end of period	7,810	19,934	0	0	0	1,985	35,830	26,832
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.12	$14.05	$13.15	$10.02	$16.79	$17.07
Value at end of period	$15.83	$13.12	$14.05	$13.15	$10.02	$16.79
Number of accumulation units outstanding at end of period	1,361	11	11	963	27,025	27,159
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.86	$11.77
Value at end of period	$12.16	$11.86
Number of accumulation units outstanding at end of period	3,865	3,563
LORD ABBETT CORE FIXED INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.57	$10.17	$10.24
Value at end of period	$11.06	$10.57	$10.17
Number of accumulation units outstanding at end of period	713	482	373
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.48	$13.14	$10.59	$8.45	$14.12	$14.21	$12.79	$12.19
Value at end of period	$14.12	$12.48	$13.14	$10.59	$8.45	$14.12	$14.21	$12.79
Number of accumulation units outstanding at end of period	272	13,692	8,464	9,939	11,410	11,369	1,881	1,671
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.65	$18.71	$15.00	$11.69	$17.15	$15.40
Value at end of period	$19.29	$17.65	$18.71	$15.00	$11.69	$17.15
Number of accumulation units outstanding at end of period	10,810	11,065	25,401	23,401	25,996	25,563
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.35	$12.33	$10.93	$7.88	$12.64	$11.48	$10.25
Value at end of period	$14.27	$12.35	$12.33	$10.93	$7.88	$12.64	$11.48
Number of accumulation units outstanding at end of period	21,954	266	272	501	22,059	19,252	17,851
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.02	$16.70	$15.21	$12.72	$17.58	$16.02	$13.17	$12.06
Value at end of period	$17.95	$16.02	$16.70	$15.21	$12.72	$17.58	$16.02	$13.17
Number of accumulation units outstanding at end of period	19,101	16,303	32,978	35,668	21,157	18,620	2,897	2,485
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.23	$10.69	$8.84	$6.87	$11.39	$11.39
Value at end of period	$11.19	$10.23	$10.69	$8.84	$6.87	$11.39
Number of accumulation units outstanding at end of period	0	0	1,707	1,224	854	101
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.98	$15.32	$13.77	$10.14	$16.53	$14.49
Value at end of period	$16.67	$13.98	$15.32	$13.77	$10.14	$16.53
Number of accumulation units outstanding at end of period	11,634	0	13,899	12,505	8,826	7,889

CFI 161

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$27.88	$34.43	$27.43	$15.27	$29.72	$22.20
Value at end of period	$33.31	$27.88	$34.43	$27.43	$15.27	$29.72
Number of accumulation units outstanding at end of period	472	1,080	10,987	9,013	8,722	7,807
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.58	$10.74	$10.56
Value at end of period	$11.59	$10.58	$10.74
Number of accumulation units outstanding at end of period	691	463	359
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.05	$12.41	$11.22	$9.20
Value at end of period	$13.25	$12.05	$12.41	$11.22
Number of accumulation units outstanding at end of period	0	0	12,054	10,097
PIONEER HIGH YIELD FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.72	$14.13	$12.16	$7.59	$12.18	$11.53	$10.55	$10.22
Value at end of period	$15.60	$13.72	$14.13	$12.16	$7.59	$12.18	$11.53	$10.55
Number of accumulation units outstanding at end of period	363	697	27,677	25,933	7,429	6,894	718	618
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.54	$15.50	$13.51	$9.34	$14.47	$14.67
Value at end of period	$17.14	$14.54	$15.50	$13.51	$9.34	$14.47
Number of accumulation units outstanding at end of period	16,683	16,265	17,492	18,489	19,046	17,718
TEMPLETON FOREIGN FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.52	$14.51	$13.53	$9.14	$17.15	$14.80	$12.48	$11.27
Value at end of period	$14.68	$12.52	$14.51	$13.53	$9.14	$17.15	$14.80	$12.48
Number of accumulation units outstanding at end of period	12	8,169	0	1,660	1,410	1,262	1,579	1,389
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.18	$12.96	$11.69	$8.80	$14.61	$13.34	$12.17	$11.01
Value at end of period	$14.50	$12.18	$12.96	$11.69	$8.80	$14.61	$13.34	$12.17
Number of accumulation units outstanding at end of period	13,065	32,653	47,401	51,157	89,477	91,972	45,614	4,047
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.57	$13.03	$11.78	$9.59	$13.67	$13.35	$11.24	$11.07
Value at end of period	$15.00	$13.57	$13.03	$11.78	$9.59	$13.67	$13.35	$11.24
Number of accumulation units outstanding at end of period	383	1,418	1,334	8,434	7,781	8,037	6,486	5,288
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.70	$13.73	$10.58	$7.71	$12.93	$13.39
Value at end of period	$15.46	$13.70	$13.73	$10.58	$7.71	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,436
WANGER INTERNATIONAL
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.03
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	4,656

CFI 162

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.00	$11.36	$10.15	$8.64	$13.08	$12.74	$11.09
Value at end of period	$13.32	$12.00	$11.36	$10.15	$8.64	$13.08	$12.74
Number of accumulation units outstanding at end of period	42,922	21,389	39,666	42,606	78,929	76,283	28,387
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.97	$14.45	$11.93	$8.27
Value at end of period	$15.66	$13.97	$14.45	$11.93
Number of accumulation units outstanding at end of period	0	0	7,279	6,340

		TABLE 21
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.80	$10.35	$9.26	$7.75	$13.24	$12.70	$10.99	$10.74
Value at end of period	$12.54	$10.80	$10.35	$9.26	$7.75	$13.24	$12.70	$10.99
Number of accumulation units outstanding at end of period	0	0	419	0	0	0	0	3,278
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.75	$17.59	$14.25	$11.64	$16.02	$15.28	$13.04	$11.56
Value at end of period	$19.35	$17.75	$17.59	$14.25	$11.64	$16.02	$15.28	$13.04
Number of accumulation units outstanding at end of period	5,708	8,858	6,260	0	6,834	6,490	6,684	7,055
AMANA INCOME FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.40	$13.19
Value at end of period	$14.51	$13.40
Number of accumulation units outstanding at end of period	0	30
AMERICAN BALANCED FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.48	$12.18	$10.92	$9.13	$12.46	$11.85	$10.74	$10.52
Value at end of period	$14.06	$12.48	$12.18	$10.92	$9.13	$12.46	$11.85	$10.74
Number of accumulation units outstanding at end of period	46,946	55,805	51,024	26,427	38,849	27,174	29,682	14,073
ARIEL APPRECIATION FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.93	$13.06	$10.65
Value at end of period	$14.05	$11.93	$13.06
Number of accumulation units outstanding at end of period	0	808	746
ARIEL FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.00	$12.57	$10.11	$6.27	$12.29	$12.67	$11.64	$11.54
Value at end of period	$13.05	$11.00	$12.57	$10.11	$6.27	$12.29	$12.67	$11.64
Number of accumulation units outstanding at end of period	31	1,100	4,654	2,402	1,903	2,738	6,068	8,534
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.29	$11.83
Value at end of period	$13.61	$12.29
Number of accumulation units outstanding at end of period	0	2,354

CFI 163

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.13	$9.65	$7.95	$5.74
Value at end of period	$10.51	$9.13	$9.65	$7.95
Number of accumulation units outstanding at end of period	886	3,194	0	48
CRM MID CAP VALUE FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.02	$15.46
Value at end of period	$15.13	$13.02
Number of accumulation units outstanding at end of period	0	66
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.75	$11.87
Value at end of period	$11.63	$9.75
Number of accumulation units outstanding at end of period	0	1,200
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.42	$16.91	$15.66	$11.40	$19.43	$16.55	$13.76	$11.48
Value at end of period	$16.98	$14.42	$16.91	$15.66	$11.40	$19.43	$16.55	$13.76
Number of accumulation units outstanding at end of period	8,075	14,030	19,391	25,708	17,629	7,921	10,394	7,329
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.92	$12.04
Value at end of period	$13.65	$11.92
Number of accumulation units outstanding at end of period	0	1,998
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.10	$14.67	$12.69	$9.48	$16.73	$14.43	$13.10	$11.36	$10.31
Value at end of period	$16.19	$14.10	$14.67	$12.69	$9.48	$16.73	$14.43	$13.10	$11.36
Number of accumulation units outstanding at end of period	26,666	40,200	31,700	36,123	41,661	35,531	39,270	23,773	1,845
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.05	$11.10	$9.77	$7.61	$13.46	$13.45	$11.34	$10.56
Value at end of period	$12.78	$11.05	$11.10	$9.77	$7.61	$13.46	$13.45	$11.34
Number of accumulation units outstanding at end of period	267	129	0	0	18	16	8,413	6,530
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.77	$10.90	$8.91	$7.04	$13.51	$10.79	$10.48
Value at end of period	$12.19	$10.77	$10.90	$8.91	$7.04	$13.51	$10.79
Number of accumulation units outstanding at end of period	0	0	41	3,932	3,415	4,829	3,987
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.83	$15.60	$12.31	$9.65	$14.57	$15.11	$13.07	$12.24
Value at end of period	$17.35	$14.83	$15.60	$12.31	$9.65	$14.57	$15.11	$13.07
Number of accumulation units outstanding at end of period	2,390	2,537	1,963	2,368	4,104	1,536	0	50
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.35	$14.21	$11.20	$7.91	$13.93	$12.63	$11.89	$10.89
Value at end of period	$14.61	$13.35	$14.21	$11.20	$7.91	$13.93	$12.63	$11.89
Number of accumulation units outstanding at end of period	879	663	11,252	2,141	8,665	0	0	17,247

CFI 164

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.74	$9.65
Value at end of period	$10.10	$8.74
Number of accumulation units outstanding at end of period	0	6,999
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.50	$16.16	$13.38	$9.96	$12.84
Value at end of period	$17.85	$15.50	$16.16	$13.38	$9.96
Number of accumulation units outstanding at end of period	0	0	9,179	0	7,245
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.38	$11.68	$10.36	$8.80	$11.68
Value at end of period	$12.77	$11.38	$11.68	$10.36	$8.80
Number of accumulation units outstanding at end of period	1,258	1,530	2,058	2,160	8,397
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.28	$15.10	$12.05	$9.00	$15.48	$14.74	$12.92	$11.99
Value at end of period	$18.10	$15.28	$15.10	$12.05	$9.00	$15.48	$14.74	$12.92
Number of accumulation units outstanding at end of period	8,661	10,864	14,055	5,485	17,765	11,800	2,492	1,475
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.46	$12.03	$11.37	$8.94
Value at end of period	$14.63	$12.46	$12.03	$11.37
Number of accumulation units outstanding at end of period	0	1	0	230
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.21	$13.78	$11.76	$7.79	$13.09	$11.13	$10.50	$9.46
Value at end of period	$13.02	$12.21	$13.78	$11.76	$7.79	$13.09	$11.13	$10.50
Number of accumulation units outstanding at end of period	1,053	930	3,987	2,571	588	555	1,614	754
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.24	$11.41	$8.20	$6.10	$10.03	$10.35
Value at end of period	$12.84	$11.24	$10.38	$8.20	$6.10	$10.03
Number of accumulation units outstanding at end of period	0	1,153	0	0	0	262
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.90	$10.27	$8.28	$6.71	$10.28	$10.91
Value at end of period	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,000
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.90	$15.11	$13.56	$11.73
Value at end of period	$17.33	$14.90	$15.11	$13.56
Number of accumulation units outstanding at end of period	37	30	860	75
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.20	$10.81	$9.74	$7.43
Value at end of period	$11.33	$10.20	$10.81	$9.74
Number of accumulation units outstanding at end of period	0	739	0	819

CFI 165

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.77	$15.62	$12.30	$8.93	$14.83	$13.44
Value at end of period	$15.62	$13.77	$15.62	$12.30	$8.93	$14.83
Number of accumulation units outstanding at end of period	3,660	8,710	4,429	5,636	4,131	7,672
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.17	$12.09
Value at end of period	$12.97	$12.17
Number of accumulation units outstanding at end of period	3	717
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.32	$15.17
Value at end of period	$12.80	$13.32
Number of accumulation units outstanding at end of period	0	765
ING GNMA INCOME FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.69	$12.87	$12.24	$11.77	$11.13	$10.63	$10.29	$10.24
Value at end of period	$13.94	$13.69	$12.87	$12.24	$11.77	$11.13	$10.63	$10.29
Number of accumulation units outstanding at end of period	1,928	9,890	35	29,347	4,508	3,094	782	3,736
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.72	$13.94	$12.38	$11.25
Value at end of period	$15.67	$13.72	$13.94	$12.38
Number of accumulation units outstanding at end of period	1,361	206	2,259	1,977
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.87	$11.03	$9.81	$8.08	$13.05	$12.60	$11.15	$10.73	$9.84
Value at end of period	$12.26	$10.87	$11.03	$9.81	$8.08	$13.05	$12.60	$11.15	$10.73
Number of accumulation units outstanding at end of period	7,471	14,340	20,670	28,314	21,105	9,724	9,139	2,594	2,189
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.99	$13.33	$11.09	$8.53	$13.86	$13.33	$12.35	$11.27	$10.01
Value at end of period	$15.08	$12.99	$13.33	$11.09	$8.53	$13.86	$13.33	$12.35	$11.27
Number of accumulation units outstanding at end of period	2,568	4,186	4,002	8,358	5,038	5,095	1,285	970	1,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.36	$12.62	$10.42	$8.46	$12.92	$13.98	$12.45	$12.37
Value at end of period	$13.69	$12.36	$12.62	$10.42	$8.46	$12.92	$13.98	$12.45
Number of accumulation units outstanding at end of period	258	1,484	1,897	2,674	1,075	2,493	3,792	3,096
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.85
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	1,059
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.91	$12.11	$11.15	$9.98	$11.20	$10.70	$10.41	$10.39
Value at end of period	$13.92	$12.91	$12.11	$11.15	$9.98	$11.20	$10.70	$10.41
Number of accumulation units outstanding at end of period	410	3,007	29,735	9,979	305	0	8,902	5,862

CFI 166

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.79	$12.06	$11.13	$10.11	$11.20	$10.70	$10.42	$10.25
Value at end of period	$13.81	$12.79	$12.06	$11.13	$10.11	$11.20	$10.70	$10.42
Number of accumulation units outstanding at end of period	539	14,817	502	12,928	2,716	2,792	1,338	331
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.90	$7.96	$7.47	$5.40
Value at end of period	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	0	0	0	111
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.41
Value at end of period	$16.14
Number of accumulation units outstanding at end of period	228
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.95	$13.01	$12.82	$10.18	$17.96	$16.00	$12.48	$11.30
Value at end of period	$12.93	$10.95	$13.01	$12.82	$10.18	$17.96	$16.00	$12.48
Number of accumulation units outstanding at end of period	72	840	0	977	990	847	3,349	794
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.30	$11.66	$10.23	$8.04	$12.78	$13.21	$11.51	$11.11
Value at end of period	$13.27	$11.30	$11.66	$10.23	$8.04	$12.78	$13.21	$11.51
Number of accumulation units outstanding at end of period	4,457	5,753	12,323	772	3,959	3,500	2,484	3,311
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.84	$14.72	$12.09	$9.72	$14.66	$14.47	$12.54	$11.82
Value at end of period	$17.63	$14.84	$14.72	$12.09	$9.72	$14.66	$14.47	$12.54
Number of accumulation units outstanding at end of period	5,824	8,240	6,046	3,466	8,891	8,090	5,232	3,893
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.44	$8.26	$7.01	$6.31	$9.15	$9.33
Value at end of period	$9.55	$8.44	$8.26	$7.01	$6.31	$9.15
Number of accumulation units outstanding at end of period	8,771	7,507	0	0	260	169
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.60	$11.92	$10.06	$7.89	$13.36	$11.83	$11.40	$10.66
Value at end of period	$12.91	$11.60	$11.92	$10.06	$7.89	$13.36	$11.83	$11.40
Number of accumulation units outstanding at end of period	283	285	0	0	160	96	665	377
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.25	$12.20	$11.22	$9.22
Value at end of period	$13.47	$12.25	$12.20	$11.22
Number of accumulation units outstanding at end of period	0	0	0	771
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.07	$12.28	$9.91
Value at end of period	$13.61	$12.07	$12.28
Number of accumulation units outstanding at end of period	3,448	9,546	11,266

CFI 167

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.52	$10.68	$10.81	$10.94	$10.93
Value at end of period	$10.37	$10.52	$10.68	$10.81	$10.94
Number of accumulation units outstanding at end of period	7	2,398	0	950	942
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.10	$13.33	$11.63	$8.44	$14.31	$13.60	$11.67	$9.88
Value at end of period	$14.54	$12.10	$13.33	$11.63	$8.44	$14.31	$13.60	$11.67
Number of accumulation units outstanding at end of period	1,871	6,084	3,674	7,638	9,681	6,919	3,932	3,199
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.23	$13.85
Value at end of period	$16.05	$14.23
Number of accumulation units outstanding at end of period	0	13,928
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.86	$13.56	$12.73	$11.42	$11.56	$10.67	$10.36	$10.30
Value at end of period	$14.80	$13.86	$13.56	$12.73	$11.42	$11.56	$10.67	$10.36
Number of accumulation units outstanding at end of period	37,743	48,957	45,857	25,393	40,172	20,424	9,806	15,132
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.67	$10.25	$8.94	$6.81
Value at end of period	$10.55	$9.67	$10.25	$8.94
Number of accumulation units outstanding at end of period	0	0	754	5,432
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.64	$10.21	$8.91	$6.85
Value at end of period	$10.51	$9.64	$10.21	$8.91
Number of accumulation units outstanding at end of period	0	0	0	184
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.70	$14.99	$12.75	$7.73	$10.64
Value at end of period	$16.85	$14.70	$14.99	$12.75	$7.73
Number of accumulation units outstanding at end of period	110	0	0	0	14
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.96	$10.61	$9.10	$7.35	$11.11	$11.26
Value at end of period	$10.93	$9.96	$10.61	$9.10	$7.35	$11.11
Number of accumulation units outstanding at end of period	948	3,584	4,413	14,412	606	400
ING REAL ESTATE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.67	$16.32	$12.94	$10.08	$15.70	$19.00	$14.11	$13.48
Value at end of period	$20.17	$17.67	$16.32	$12.94	$10.08	$15.70	$19.00	$14.11
Number of accumulation units outstanding at end of period	1,670	5,005	4,842	7,282	4,032	2,447	15,851	8,697
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.33
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	205

CFI 168

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.81	$10.12	$8.19	$5.90
Value at end of period	$11.34	$9.81	$10.12	$8.19
Number of accumulation units outstanding at end of period	0	0	0	2,816
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.29	$10.85	$8.69	$6.57
Value at end of period	$11.80	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	0	0	0	42
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.78	$16.64
Value at end of period	$19.09	$16.78
Number of accumulation units outstanding at end of period	0	1,267
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.97	$15.50	$12.59	$9.97	$14.60	$13.93	$12.05	$11.44
Value at end of period	$16.97	$14.97	$15.50	$12.59	$9.97	$14.60	$13.93	$12.05
Number of accumulation units outstanding at end of period	2	926	0	158	111	42	0	34
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.12	$11.32	$10.79
Value at end of period	$12.24	$11.12	$11.32
Number of accumulation units outstanding at end of period	32,906	86,262	40,512
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.29	$11.79	$11.05
Value at end of period	$12.67	$11.29	$11.79
Number of accumulation units outstanding at end of period	91,845	113,861	102,087
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.30	$11.99	$11.20
Value at end of period	$12.86	$11.30	$11.99
Number of accumulation units outstanding at end of period	71,016	88,192	68,623
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.34	$12.11	$11.26
Value at end of period	$12.95	$11.34	$12.11
Number of accumulation units outstanding at end of period	65,264	90,907	65,046
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.82	$11.77
Value at end of period	$12.35	$10.82
Number of accumulation units outstanding at end of period	870	268
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.89	$10.97	$10.50
Value at end of period	$11.82	$10.89	$10.97
Number of accumulation units outstanding at end of period	17,302	28,346	32,230

CFI 169

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.76	$11.69	$10.65	$9.14	$12.09	$11.56	$10.79	$10.40
Value at end of period	$13.06	$11.76	$11.69	$10.65	$9.14	$12.09	$11.56	$10.79
Number of accumulation units outstanding at end of period	19,455	25,017	17,735	2,159	22,668	22,110	22,353	10,758
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.13	$11.59	$10.37	$8.38	$13.25	$12.76	$11.41	$10.55
Value at end of period	$12.65	$11.13	$11.59	$10.37	$8.38	$13.25	$12.76	$11.41
Number of accumulation units outstanding at end of period	19,226	29,372	34,752	15,994	35,346	29,104	35,524	21,242
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.44	$11.64	$10.51	$8.73	$12.70	$12.18	$11.08	$10.49
Value at end of period	$12.85	$11.44	$11.64	$10.51	$8.73	$12.70	$12.18	$11.08
Number of accumulation units outstanding at end of period	4,891	11,170	15,703	4,004	23,620	25,526	18,042	30,618
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.29
Value at end of period	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	192	15,012	1,609	21,154	0	0	29,717	19,242
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.08	$12.32	$10.84	$8.77	$13.79	$13.53	$11.48	$11.16
Value at end of period	$14.01	$12.08	$12.32	$10.84	$8.77	$13.79	$13.53	$11.48
Number of accumulation units outstanding at end of period	5	15,362	18,508	1,947	17,183	1,208	0	820
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.35	$12.64	$10.95	$7.76	$13.59	$12.53	$11.19	$10.50
Value at end of period	$14.50	$12.35	$12.64	$10.95	$7.76	$13.59	$12.53	$11.19
Number of accumulation units outstanding at end of period	66	1,818	0	1,553	1,472	1,308	0	1,318
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.09	$14.01	$13.13	$10.01	$16.77	$17.05
Value at end of period	$15.77	$13.09	$14.01	$13.13	$10.01	$16.77
Number of accumulation units outstanding at end of period	1,139	1,428	1,832	1,624	2,831	2,459
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73	$9.37	$8.78	$6.71	$9.38
Value at end of period	$10.52	$8.73	$9.37	$8.78	$6.71
Number of accumulation units outstanding at end of period	0	0	0	0	36
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.83	$11.18	$10.66	$10.61
Value at end of period	$12.14	$11.83	$11.18	$10.66
Number of accumulation units outstanding at end of period	0	0	0	3,131
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$33.29	$32.32	$31.25	$24.80	$35.04	$31.82	$31.97
Value at end of period	$39.74	$33.29	$32.32	$31.25	$24.80	$35.04	$31.82
Number of accumulation units outstanding at end of period	176	778	2,249	303	828	882	804

CFI 170

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.17	$14.35	$12.90	$10.03	$13.98	$12.87	$11.72	$11.28
Value at end of period	$14.52	$13.30	$14.35	$12.90	$10.03	$13.98	$12.87	$11.72
Number of accumulation units outstanding at end of period	114	0	0	0	0	0	0	38
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.62	$12.31
Value at end of period	$12.72	$11.62
Number of accumulation units outstanding at end of period	0	1,711
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.43	$13.10	$10.56	$8.43	$14.09	$14.19	$13.22
Value at end of period	$14.06	$12.43	$13.10	$10.56	$8.43	$14.09	$14.19
Number of accumulation units outstanding at end of period	0	0	13,165	0	11,032	0	8,943
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during September 2004)
Value at beginning of period	$17.58	$18.65	$14.95	$11.66	$17.11	$15.68	$13.18	$11.78	$10.33
Value at end of period	$19.20	$17.58	$18.65	$14.95	$11.66	$17.11	$15.68	$13.18	$11.78
Number of accumulation units outstanding at end of period	5,105	4,605	5,010	153	4,045	4,048	16,208	5,908	150
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.96	$16.65	$15.17	$12.69	$17.54	$16.00	$13.16	$11.46
Value at end of period	$17.87	$15.96	$16.65	$15.17	$12.69	$17.54	$16.00	$13.16
Number of accumulation units outstanding at end of period	451	3,385	0	8,831	2,679	2,928	7,778	11,620
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.92	$15.27	$13.73	$10.12	$16.50	$14.41	$12.19	$11.13
Value at end of period	$16.59	$13.92	$15.27	$13.73	$10.12	$16.50	$14.41	$12.19
Number of accumulation units outstanding at end of period	358	4,525	0	8,823	152	86	10,424	2,053
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.13	$10.41	$9.65	$6.81	$12.73	$11.33	$10.66	$10.28
Value at end of period	$11.37	$10.13	$10.41	$9.65	$6.81	$12.73	$11.33	$10.66
Number of accumulation units outstanding at end of period	7	7	0	0	0	0	0	12,987
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$27.77	$34.31	$27.35	$15.23	$29.66	$22.43	$18.13	$13.23
Value at end of period	$33.16	$27.77	$34.31	$27.35	$15.23	$29.66	$22.43	$18.13
Number of accumulation units outstanding at end of period	5,192	6,285	6,245	3,365	9,218	11,295	17,828	29,430
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.79	$15.33
Value at end of period	$11.48	$12.79
Number of accumulation units outstanding at end of period	0	85
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.57	$10.93
Value at end of period	$11.57	$10.57
Number of accumulation units outstanding at end of period	0	3,339

CFI 171

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.00	$12.37	$11.19	$9.33	$13.63	$12.61	$11.52	$11.03
Value at end of period	$13.19	$12.00	$12.37	$11.19	$9.33	$13.63	$12.61	$11.52
Number of accumulation units outstanding at end of period	0	3	0	0	0	0	7,743	6,495
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.15	$12.83	$12.02	$10.28	$11.56
Value at end of period	$15.20	$14.15	$12.83	$12.02	$10.28
Number of accumulation units outstanding at end of period	2,975	0	0	0	53
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$8.14
Value at end of period	$8.64
Number of accumulation units outstanding at end of period	223
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.67	$14.08	$12.12	$7.57	$12.16	$11.51	$10.54	$10.37
Value at end of period	$15.53	$13.67	$14.08	$12.12	$7.57	$12.16	$11.51	$10.54
Number of accumulation units outstanding at end of period	605	5,471	7,360	11,399	7,369	4,068	15,438	14,200
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.48	$15.45	$13.47	$9.32	$14.44	$14.57	$12.30	$11.31
Value at end of period	$17.06	$14.48	$15.45	$13.47	$9.32	$14.44	$14.57	$12.30
Number of accumulation units outstanding at end of period	53	509	0	322	162	143	0	11,378
TEMPLETON FOREIGN FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.47	$14.46	$13.49	$9.12	$17.12	$14.78	$12.47	$12.23
Value at end of period	$14.61	$12.47	$14.46	$13.49	$9.12	$17.12	$14.78	$12.47
Number of accumulation units outstanding at end of period	163	1,709	8,124	0	6,446	0	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.13	$12.91	$11.65	$8.77	$14.58	$13.32	$12.16	$10.79	$9.84
Value at end of period	$14.43	$12.13	$12.91	$11.65	$8.77	$14.58	$13.32	$12.16	$10.79
Number of accumulation units outstanding at end of period	24,241	37,095	67,735	57,925	38,414	30,972	39,887	18,984	1,764
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.52	$12.98	$11.75	$9.57	$13.65	$13.33	$11.23	$11.01	$10.24
Value at end of period	$14.94	$13.52	$12.98	$11.75	$9.57	$13.65	$13.33	$11.23	$11.01
Number of accumulation units outstanding at end of period	5,079	15,736	4,331	12,830	11,935	13,239	0	5,704	1,180
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.68	$10.29	$8.34	$7.93
Value at end of period	$10.43	$8.68	$10.29	$8.34
Number of accumulation units outstanding at end of period	1,344	3,333	0	2,091
WANGER USA
(Funds were first received in this option during April 2011)
Value at beginning of period	$15.48	$17.26
Value at end of period	$18.36	$15.48
Number of accumulation units outstanding at end of period	0	703

CFI 172

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.95	$11.32	$10.12	$8.62	$13.05	$12.72	$10.93	$10.70	$10.12
Value at end of period	$13.26	$11.95	$11.32	$10.12	$8.62	$13.05	$12.72	$10.93	$10.70
Number of accumulation units outstanding at end of period	7,348	5,163	6,465	50,037	17,697	9,528	15,844	0	797
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.92	$14.40	$11.90	$9.28	$13.76	$15.16	$12.65	$12.49
Value at end of period	$15.59	$13.92	$14.40	$11.90	$9.28	$13.76	$15.16	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,444	5,209

		TABLE 22
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.05%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.76	$10.32	$9.23	$7.73	$13.22	$12.68	$10.98	$10.73
Value at end of period	$12.49	$10.76	$10.32	$9.23	$7.73	$13.22	$12.68	$10.98
Number of accumulation units outstanding at end of period	0	0	0	1,741	800	554	498	512
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.68	$17.53	$13.75
Value at end of period	$19.26	$17.68	$17.53
Number of accumulation units outstanding at end of period	0	0	1,643
AMANA GROWTH FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.22
Value at end of period	$14.92
Number of accumulation units outstanding at end of period	2,263
AMANA INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.38	$13.30	$12.00	$11.93
Value at end of period	$14.48	$13.38	$13.30	$12.00
Number of accumulation units outstanding at end of period	229	229	215	284
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.43	$12.14	$10.89	$9.11	$12.43	$11.83	$10.73	$10.54	$9.96
Value at end of period	$14.00	$12.43	$12.14	$10.89	$9.11	$12.43	$11.83	$10.73	$10.54
Number of accumulation units outstanding at end of period	3,106	2,069	0	3,401	0	712	55	387	40,105
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.57
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	2,827
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.89	$13.01	$11.03	$6.86	$11.75	$12.08	$11.04	$10.88	$9.99
Value at end of period	$13.99	$11.89	$13.01	$11.03	$6.86	$11.75	$12.08	$11.04	$10.88
Number of accumulation units outstanding at end of period	0	1,074	330	10	945	6,946	0	2,368	1,563

CFI 173

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.95	$12.53	$10.08	$6.26	$12.26	$12.65	$11.63	$11.68	$10.50
Value at end of period	$12.99	$10.95	$12.53	$10.08	$6.26	$12.26	$12.65	$11.63	$11.68
Number of accumulation units outstanding at end of period	2,701	779	0	0	538	1,221	3,772	3,957	9,711
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.44
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	10,018
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.28
Value at end of period	$14.58
Number of accumulation units outstanding at end of period	1,410
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.11	$9.64	$7.94	$7.55
Value at end of period	$10.48	$9.11	$9.64	$7.94
Number of accumulation units outstanding at end of period	0	419	407	132
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.84
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	208
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.37	$16.85	$15.61	$11.37	$19.39	$16.52	$14.77
Value at end of period	$16.90	$14.37	$16.85	$15.61	$11.37	$19.39	$16.52
Number of accumulation units outstanding at end of period	17,148	12,996	11,685	16,897	13,673	23,442	4,075
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.05	$14.62	$12.65	$9.46	$16.70	$14.41	$13.08	$11.35	$10.22
Value at end of period	$16.11	$14.05	$14.62	$12.65	$9.46	$16.70	$14.41	$13.08	$11.35
Number of accumulation units outstanding at end of period	19,343	16,901	10,192	5,387	13,269	12,229	23,560	15,281	26,766
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.01	$11.06	$9.74	$7.59	$13.44	$13.43	$11.80
Value at end of period	$12.73	$11.01	$11.06	$9.74	$7.59	$13.44	$13.43
Number of accumulation units outstanding at end of period	5,670	3,836	271	267	1,981	1,388	413
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.73	$11.20
Value at end of period	$12.13	$10.73
Number of accumulation units outstanding at end of period	457	221
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.77	$15.54	$12.27	$9.62	$13.35
Value at end of period	$17.27	$14.77	$15.54	$12.27	$9.62
Number of accumulation units outstanding at end of period	4,809	4,239	719	575	4,006

CFI 174

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.30	$14.16	$11.16	$7.89	$13.91	$12.61	$12.57
Value at end of period	$14.55	$13.30	$14.16	$11.16	$7.89	$13.91	$12.61
Number of accumulation units outstanding at end of period	503	1,122	0	0	4,031	2,286	1,847
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.72	$9.02	$8.01	$7.96
Value at end of period	$10.08	$8.72	$9.02	$8.01
Number of accumulation units outstanding at end of period	2,457	2,251	3,697	1,959
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.44	$16.11	$13.34	$9.94	$13.67	$14.23	$13.24
Value at end of period	$17.77	$15.44	$16.11	$13.34	$9.94	$13.67	$14.23
Number of accumulation units outstanding at end of period	1,037	0	165	480	365	295	200
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.34	$11.64	$10.33	$8.78	$11.65
Value at end of period	$12.72	$11.34	$11.64	$10.33	$8.78
Number of accumulation units outstanding at end of period	0	0	0	0	10,371
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.22	$15.04	$12.02	$8.98	$15.45	$14.72	$14.21
Value at end of period	$18.02	$15.22	$15.04	$12.02	$8.98	$15.45	$14.72
Number of accumulation units outstanding at end of period	2,210	1,539	2,911	1,962	107	5,525	149
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.42	$11.99	$11.34	$9.55	$13.55	$12.90
Value at end of period	$14.58	$12.42	$11.99	$11.34	$9.55	$13.55
Number of accumulation units outstanding at end of period	466	0	0	443	0	1,992
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.16	$13.74	$11.73	$7.77	$13.07	$11.11	$11.18
Value at end of period	$12.96	$12.16	$13.74	$11.73	$7.77	$13.07	$11.11
Number of accumulation units outstanding at end of period	819	3	0	612	0	2,435	84
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.21	$10.35	$8.18	$6.09	$10.02	$10.34
Value at end of period	$12.80	$11.21	$10.35	$8.18	$6.09	$10.02
Number of accumulation units outstanding at end of period	749	0	322	0	0	8,182
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.88	$15.90
Value at end of period	$17.29	$14.88
Number of accumulation units outstanding at end of period	607	317
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.16	$10.77	$9.71	$7.46	$12.40	$12.03	$10.89
Value at end of period	$11.28	$10.16	$10.77	$9.71	$7.46	$12.40	$12.03
Number of accumulation units outstanding at end of period	72	0	2,465	2,548	611	646	823

CFI 175

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.72	$15.58	$12.27	$8.91	$14.81	$13.09	$12.63
Value at end of period	$15.56	$13.72	$15.58	$12.27	$8.91	$14.81	$13.09
Number of accumulation units outstanding at end of period	8,478	4,850	11,770	10,458	3,348	5,248	2,398
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.14	$11.85	$10.36	$8.63	$10.42
Value at end of period	$12.93	$12.14	$11.85	$10.36	$8.63
Number of accumulation units outstanding at end of period	0	2,911	0	0	1,772
ING GNMA INCOME FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.63	$12.82	$12.20	$11.74	$11.11	$10.61	$10.28	$10.13	$10.15
Value at end of period	$13.88	$13.63	$12.82	$12.20	$11.74	$11.11	$10.61	$10.28	$10.13
Number of accumulation units outstanding at end of period	1,008	1,484	2,365	0	0	1,342	824	0	8,130
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.70	$13.52
Value at end of period	$15.64	$13.70
Number of accumulation units outstanding at end of period	0	443
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.82	$10.99	$9.78	$8.06	$13.02	$13.59
Value at end of period	$12.21	$10.82	$10.99	$9.78	$8.06	$13.02
Number of accumulation units outstanding at end of period	1,509	946	649	0	2,869	281
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.94	$13.28	$11.05	$8.51	$13.84	$13.31	$12.34	$11.12
Value at end of period	$15.01	$12.94	$13.28	$11.05	$8.51	$13.84	$13.31	$12.34
Number of accumulation units outstanding at end of period	911	1,163	159	160	3,455	698	20	182
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.31	$12.58	$10.39	$8.44	$12.90	$13.95	$13.73
Value at end of period	$13.63	$12.31	$12.58	$10.39	$8.44	$12.90	$13.95
Number of accumulation units outstanding at end of period	857	694	0	0	1,986	88	45
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.99	$11.03	$10.66
Value at end of period	$11.96	$10.99	$11.03
Number of accumulation units outstanding at end of period	0	1,414	2,755
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.17	$11.49	$10.93
Value at end of period	$12.48	$11.17	$11.49
Number of accumulation units outstanding at end of period	214	9,890	19,061
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.17	$11.69	$11.08
Value at end of period	$12.72	$11.17	$11.69
Number of accumulation units outstanding at end of period	0	9,647	14,267

CFI 176

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27	$11.90	$11.22
Value at end of period	$12.90	$11.27	$11.90
Number of accumulation units outstanding at end of period	0	3,297	7,659
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.88	$10.73	$10.37
Value at end of period	$11.67	$10.88	$10.73
Number of accumulation units outstanding at end of period	0	3,789	3,638
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.86	$12.07	$11.12	$9.96	$11.18	$10.69	$10.40	$10.23	$10.15
Value at end of period	$13.86	$12.86	$12.07	$11.12	$9.96	$11.18	$10.69	$10.40	$10.23
Number of accumulation units outstanding at end of period	2,284	1,160	0	602	11,298	19,585	967	883	427
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.74	$12.02	$11.09	$10.08	$11.17	$10.69	$10.31
Value at end of period	$13.75	$12.74	$12.02	$11.09	$10.08	$11.17	$10.69
Number of accumulation units outstanding at end of period	9,392	2,627	1,999	2,476	0	2,728	2,955
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$6.89	$7.95	$7.56
Value at end of period	$8.08	$6.89	$7.95
Number of accumulation units outstanding at end of period	0	0	98
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.51	$17.42	$13.45	$9.34	$19.60	$17.98	$16.40
Value at end of period	$16.07	$13.51	$16.58	$13.45	$9.34	$19.60	$17.98
Number of accumulation units outstanding at end of period	0	517	0	0	0	0	60
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.91	$12.96	$12.78	$10.16	$17.93	$16.69
Value at end of period	$12.87	$10.91	$12.96	$12.78	$10.16	$17.93
Number of accumulation units outstanding at end of period	480	565	0	674	605	970
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.25	$11.62	$10.20	$8.02	$12.75	$13.19	$12.71
Value at end of period	$13.21	$11.25	$11.62	$10.20	$8.02	$12.75	$13.19
Number of accumulation units outstanding at end of period	0	0	0	858	1,158	1,297	535
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.31	$15.24	$12.81	$7.56	$15.68	$15.75
Value at end of period	$14.50	$12.31	$15.24	$12.81	$7.56	$15.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,884
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.78	$14.67	$12.05	$9.69	$14.63	$14.91
Value at end of period	$17.55	$14.78	$14.67	$12.05	$9.69	$14.63
Number of accumulation units outstanding at end of period	340	68	1,966	715	107	297

CFI 177

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.41	$8.24	$7.00	$6.30	$9.14	$9.32
Value at end of period	$9.52	$8.41	$8.24	$7.00	$6.30	$9.14
Number of accumulation units outstanding at end of period	5,469	4,426	3,323	3,375	524	4,115
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.40	$8.37
Value at end of period	$9.49	$8.40
Number of accumulation units outstanding at end of period	0	290
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.56	$11.89	$10.04	$8.00
Value at end of period	$12.86	$11.56	$11.89	$10.04
Number of accumulation units outstanding at end of period	0	0	0	370
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.20	$12.15	$11.19	$9.60	$12.51	$12.71
Value at end of period	$13.41	$12.20	$12.15	$11.19	$9.60	$12.51
Number of accumulation units outstanding at end of period	71	1,458	3,211	2,507	31	24
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.06	$12.28	$9.91
Value at end of period	$13.59	$12.06	$12.28
Number of accumulation units outstanding at end of period	588	2,824	1,042
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.05	$13.29	$11.60	$8.42	$14.29	$13.59	$11.67	$9.74
Value at end of period	$14.48	$12.05	$13.29	$11.60	$8.42	$14.29	$13.59	$11.67
Number of accumulation units outstanding at end of period	2,162	3,825	1,437	1,440	4,419	0	0	3,014
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.19	$13.75	$12.17	$9.76
Value at end of period	$16.00	$14.19	$13.75	$12.17
Number of accumulation units outstanding at end of period	2,800	62	3,428	3,004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.81	$13.51	$12.69	$11.39	$11.53	$10.65	$10.35	$10.25	$9.97
Value at end of period	$14.74	$13.81	$13.51	$12.69	$11.39	$11.53	$10.65	$10.35	$10.25
Number of accumulation units outstanding at end of period	10,266	3,992	5,920	9,983	781	9,851	603	627	9,381
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.65	$10.22	$8.93	$8.73
Value at end of period	$10.51	$9.65	$10.22	$8.93
Number of accumulation units outstanding at end of period	107	116	80	45
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.65	$14.95	$12.73	$7.72	$11.08	$10.57	$10.36
Value at end of period	$16.80	$14.65	$14.95	$12.73	$7.72	$11.08	$10.57
Number of accumulation units outstanding at end of period	927	859	306	1,064	367	290	219

CFI 178

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.94	$10.59	$9.08	$7.35	$11.10	$11.25
Value at end of period	$10.90	$9.94	$10.59	$9.08	$7.35	$11.10
Number of accumulation units outstanding at end of period	1,451	2,914	131	121	0	259
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.90	$10.54	$9.04	$7.31	$10.16
Value at end of period	$10.87	$9.90	$10.54	$9.04	$7.31
Number of accumulation units outstanding at end of period	1,863	0	58	0	1,570
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$17.60	$16.27	$12.90	$10.06	$15.67	$18.98	$14.09	$12.69	$11.22
Value at end of period	$20.08	$17.60	$16.27	$12.90	$10.06	$15.67	$18.98	$14.09	$12.69
Number of accumulation units outstanding at end of period	407	356	0	0	0	6,012	1,412	0	12,136
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.36	$13.96	$11.77
Value at end of period	$16.23	$14.36	$13.96
Number of accumulation units outstanding at end of period	0	0	84
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.12	$9.01	$8.13	$6.92
Value at end of period	$10.40	$9.12	$9.01	$8.13
Number of accumulation units outstanding at end of period	0	0	2,926	3,681
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.79	$10.11	$8.18	$6.15
Value at end of period	$11.31	$9.79	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	103	144	231
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.28	$10.83	$8.68	$6.68
Value at end of period	$11.77	$10.28	$10.83	$8.68
Number of accumulation units outstanding at end of period	2,209	0	56	194
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.91	$15.45	$12.55	$9.94	$14.57	$14.93
Value at end of period	$16.89	$14.91	$15.45	$12.55	$9.94	$14.57
Number of accumulation units outstanding at end of period	1,002	1,079	2,303	951	47	967
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.11	$11.32	$10.79
Value at end of period	$12.22	$11.11	$11.32
Number of accumulation units outstanding at end of period	22,546	12,981	10,406
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28	$11.78	$11.05
Value at end of period	$12.65	$11.28	$11.78
Number of accumulation units outstanding at end of period	25,932	19,974	7,177

CFI 179

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.29	$11.98	$11.20
Value at end of period	$12.84	$11.29	$11.98
Number of accumulation units outstanding at end of period	42,193	7,540	4,297
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.33	$12.10	$11.26
Value at end of period	$12.93	$11.33	$12.10
Number of accumulation units outstanding at end of period	16,914	5,188	2,440
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.81	$12.14
Value at end of period	$12.33	$10.81
Number of accumulation units outstanding at end of period	464	499
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.88	$11.33
Value at end of period	$11.80	$10.88
Number of accumulation units outstanding at end of period	10,382	856
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.72	$11.65	$10.62	$9.12	$12.07	$11.55	$10.78	$10.51	$9.89
Value at end of period	$13.00	$11.72	$11.65	$10.62	$9.12	$12.07	$11.55	$10.78	$10.51
Number of accumulation units outstanding at end of period	2,254	3,060	6,431	3,510	687	23,177	1,241	1,656	872
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.08	$11.55	$10.34	$8.36	$13.23	$12.75	$11.40	$10.86	$9.85
Value at end of period	$12.59	$11.08	$11.55	$10.34	$8.36	$13.23	$12.75	$11.40	$10.86
Number of accumulation units outstanding at end of period	370	145	1,305	1,387	1,714	12,590	2,307	1,361	540
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.40	$11.60	$10.48	$8.71	$12.68	$12.16	$11.07	$10.70	$9.87
Value at end of period	$12.79	$11.40	$11.60	$10.48	$8.71	$12.68	$12.16	$11.07	$10.70
Number of accumulation units outstanding at end of period	1,963	160	6,855	15,321	5,294	15,602	3,947	6,816	4,659
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.85	$13.61	$12.08	$9.17	$12.80	$12.40	$11.29
Value at end of period	$15.67	$13.85	$13.61	$12.08	$9.17	$12.80	$12.40
Number of accumulation units outstanding at end of period	7,408	4,488	2,146	2,291	0	1,803	415
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.78	$12.82	$9.72	$6.71	$10.81
Value at end of period	$13.54	$11.78	$12.36	$9.72	$6.71
Number of accumulation units outstanding at end of period	1,788	2,159	0	0	4,991
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.09	$14.26
Value at end of period	$15.00	$13.09
Number of accumulation units outstanding at end of period	46	42

CFI 180

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.03	$12.28	$10.81	$8.75	$13.76	$13.51	$11.47	$11.06
Value at end of period	$13.94	$12.03	$12.28	$10.81	$8.75	$13.76	$13.51	$11.47
Number of accumulation units outstanding at end of period	1,805	684	252	398	1,001	1,315	0	43
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.30	$12.60	$10.92	$7.74	$13.57	$12.51	$11.18	$10.43
Value at end of period	$14.44	$12.30	$12.60	$10.92	$7.74	$13.57	$12.51	$11.18
Number of accumulation units outstanding at end of period	957	673	787	1,077	251	831	0	896
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.03	$13.88	$12.34	$10.05
Value at end of period	$14.12	$12.03	$13.88	$12.34
Number of accumulation units outstanding at end of period	0	0	0	18
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.05	$13.98	$13.10	$10.00	$16.76	$17.04
Value at end of period	$15.72	$13.05	$13.98	$13.10	$10.00	$16.76
Number of accumulation units outstanding at end of period	389	542	417	268	0	2,107
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.81	$11.16	$10.90
Value at end of period	$12.11	$11.81	$11.16
Number of accumulation units outstanding at end of period	0	418	350
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$33.18	$32.23	$31.18	$24.76	$35.00	$31.80	$31.16
Value at end of period	$39.59	$33.18	$32.23	$31.18	$24.76	$35.00	$31.80
Number of accumulation units outstanding at end of period	1,758	772	0	0	0	0	80
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.25	$14.30	$12.87	$12.74
Value at end of period	$14.45	$13.25	$14.30	$12.87
Number of accumulation units outstanding at end of period	358	99	140	82
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$17.69
Value at end of period	$18.01
Number of accumulation units outstanding at end of period	2,080
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.19	$8.80	$7.24	$5.30	$8.02
Value at end of period	$8.52	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	0	0	46
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.28
Value at end of period	$15.34
Number of accumulation units outstanding at end of period	171

CFI 181

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.38	$13.05	$10.53	$8.41	$14.07	$14.17	$12.77	$11.95	$10.59
Value at end of period	$14.00	$12.38	$13.05	$10.53	$8.41	$14.07	$14.17	$12.77	$11.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	7,063	2,747	1,787
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during October 2004)
Value at beginning of period	$17.51	$18.59	$14.91	$11.63	$17.08	$15.66	$13.17	$11.78	$10.37
Value at end of period	$19.12	$17.51	$18.59	$14.91	$11.63	$17.08	$15.66	$13.17	$11.78
Number of accumulation units outstanding at end of period	0	0	377	382	334	244	3,178	0	5,664
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.25	$12.25	$10.87	$7.84	$12.59	$11.44	$10.79	$10.28
Value at end of period	$14.14	$12.25	$12.25	$10.87	$7.84	$12.59	$11.44	$10.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.90	$16.59	$15.12	$12.66	$17.51	$15.98	$13.15	$11.54	$10.33
Value at end of period	$17.79	$15.90	$16.59	$15.12	$12.66	$17.51	$15.98	$13.15	$11.54
Number of accumulation units outstanding at end of period	3,813	2,758	3,949	3,509	94	0	0	886	4,652
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.17	$10.95	$8.80	$6.85	$11.37	$11.38
Value at end of period	$11.11	$10.17	$10.64	$8.80	$6.85	$11.37
Number of accumulation units outstanding at end of period	2,538	834	0	0	441	2,108
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.87	$15.22	$13.69	$10.09	$16.46	$15.45
Value at end of period	$16.52	$13.87	$15.22	$13.69	$10.09	$16.46
Number of accumulation units outstanding at end of period	4,958	1,641	247	0	4,178	1,036
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.09	$10.38	$9.63	$6.79	$12.71	$11.31	$10.65	$10.30	$9.66
Value at end of period	$11.32	$10.09	$10.38	$9.63	$6.79	$12.71	$11.31	$10.65	$10.30
Number of accumulation units outstanding at end of period	0	445	0	0	0	0	0	3,424	1,965
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$27.66	$34.20	$27.27	$15.19	$29.60	$22.39	$18.11	$13.20
Value at end of period	$33.01	$27.66	$34.20	$27.27	$15.19	$29.60	$22.39	$18.11
Number of accumulation units outstanding at end of period	2,615	2,355	183	215	532	1,500	9,254	6
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.39
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	486
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.95	$12.33	$11.16	$9.31	$13.60	$12.59	$11.85
Value at end of period	$13.13	$11.95	$12.33	$11.16	$9.31	$13.60	$12.59
Number of accumulation units outstanding at end of period	917	3,335	0	0	472	0	21

CFI 182

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.11	$12.80	$12.00	$10.27	$9.99
Value at end of period	$15.15	$14.11	$12.80	$12.00	$10.27
Number of accumulation units outstanding at end of period	4,235	5,154	11,113	10,563	397
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.80	$10.33	$9.04	$7.18
Value at end of period	$8.61	$7.80	$10.33	$9.04
Number of accumulation units outstanding at end of period	0	0	396	966
PIONEER HIGH YIELD FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.62	$14.03	$12.08	$7.55	$12.14	$11.50	$10.76
Value at end of period	$15.46	$13.62	$14.03	$12.08	$7.55	$12.14	$11.50
Number of accumulation units outstanding at end of period	2,143	0	1,549	1,369	5,573	12,352	723
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.61
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	216
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.90	$15.39	$13.43	$9.29	$14.42	$15.46
Value at end of period	$16.99	$14.43	$15.39	$13.43	$9.29	$14.42
Number of accumulation units outstanding at end of period	76	0	247	271	2,215	1,512
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.42	$14.41	$13.45	$9.10	$17.09	$14.76	$12.46	$11.40	$9.84
Value at end of period	$14.55	$12.42	$14.41	$13.45	$9.10	$17.09	$14.76	$12.46	$11.40
Number of accumulation units outstanding at end of period	1,106	0	105	87	1,194	811	1,216	1,124	761
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.08	$12.87	$11.62	$8.75	$14.56	$13.30	$12.15	$10.78	$9.83
Value at end of period	$14.37	$12.08	$12.87	$11.62	$8.75	$14.56	$13.30	$12.15	$10.78
Number of accumulation units outstanding at end of period	31,020	27,708	35,907	41,918	22,146	23,728	9,186	1,154	10,740
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.47	$12.94	$11.72	$9.54	$13.62	$13.31	$11.81
Value at end of period	$14.87	$13.47	$12.94	$11.72	$9.54	$13.62	$13.31
Number of accumulation units outstanding at end of period	10,694	6,384	159	1,918	1,743	21,197	96
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.37	$12.32	$10.92	$9.51	$13.99	$13.61	$11.46	$11.19	$10.42
Value at end of period	$14.91	$13.37	$12.32	$10.92	$9.51	$13.99	$13.61	$11.46	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	465	199
WANGER INTERNATIONAL
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.66	$10.27	$8.33	$8.27
Value at end of period	$10.40	$8.66	$10.27	$8.33
Number of accumulation units outstanding at end of period	1,056	214	2,621	158

CFI 183

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.90	$11.28	$10.09	$8.59	$13.03	$12.71	$10.92	$10.69	$10.00
Value at end of period	$13.20	$11.90	$11.28	$10.09	$8.59	$13.03	$12.71	$10.92	$10.69
Number of accumulation units outstanding at end of period	802	570	1,824	4,211	13,866	10,951	1,698	0	17,278
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.86	$14.30
Value at end of period	$15.52	$13.86
Number of accumulation units outstanding at end of period	778	1,763

		TABLE 23
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.10%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.71	$10.28	$9.21	$7.71	$13.19	$13.59
Value at end of period	$12.43	$10.71	$10.28	$9.21	$7.71	$13.19
Number of accumulation units outstanding at end of period	0	205	205	0	1,979	1,038
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$17.61	$17.47	$14.42
Value at end of period	$19.18	$17.61	$17.47
Number of accumulation units outstanding at end of period	0	3,158	1,800
AMANA GROWTH FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.57	$13.75
Value at end of period	$14.89	$13.57
Number of accumulation units outstanding at end of period	0	1,090
AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.36	$13.29	$11.83
Value at end of period	$14.45	$13.36	$13.29
Number of accumulation units outstanding at end of period	738	1,430	261
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.38	$12.09	$10.85	$9.09	$12.41	$11.81	$10.72	$10.54	$9.95
Value at end of period	$13.94	$12.38	$12.09	$10.85	$9.09	$12.41	$11.81	$10.72	$10.54
Number of accumulation units outstanding at end of period	19,034	8,057	8,571	9,359	8,467	3,003	2,994	2,033	307
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.37	$11.37
Value at end of period	$13.00	$12.37
Number of accumulation units outstanding at end of period	706	8,888
ARIEL APPRECIATION FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.84	$12.97	$11.00	$6.85	$11.72	$12.07	$10.61
Value at end of period	$13.93	$11.84	$12.97	$11.00	$6.85	$11.72	$12.07
Number of accumulation units outstanding at end of period	2,703	2,892	1,103	0	6,410	4,702	16

CFI 184

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.91	$12.48	$10.05	$6.24	$12.24	$13.17
Value at end of period	$12.94	$10.91	$12.48	$10.05	$6.24	$12.24
Number of accumulation units outstanding at end of period	1,849	4,248	2,209	4,231	8,732	3,915
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.27	$12.03
Value at end of period	$13.57	$12.27
Number of accumulation units outstanding at end of period	0	457
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.31	$8.89	$7.74	$6.24
Value at end of period	$9.43	$8.31	$8.89	$7.74
Number of accumulation units outstanding at end of period	0	0	0	4,188
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.10	$9.63	$8.00
Value at end of period	$10.46	$9.10	$9.63
Number of accumulation units outstanding at end of period	1,144	939	36
CRM MID CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.99	$14.17	$12.01
Value at end of period	$15.08	$12.99	$14.17
Number of accumulation units outstanding at end of period	0	104	249
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.44	$13.20	$11.04
Value at end of period	$14.21	$12.44	$13.20
Number of accumulation units outstanding at end of period	0	0	13
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.31	$16.79	$15.57	$11.35	$19.35	$16.50	$13.74	$11.51	$9.92
Value at end of period	$16.83	$14.31	$16.79	$15.57	$11.35	$19.35	$16.50	$13.74	$11.51
Number of accumulation units outstanding at end of period	11,085	12,364	4,512	23,796	23,618	8,913	2,320	0	174
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.99	$14.57	$12.62	$9.44	$16.67	$14.39	$13.07	$11.20
Value at end of period	$16.04	$13.99	$14.57	$12.62	$9.44	$16.67	$14.39	$13.07
Number of accumulation units outstanding at end of period	27,283	33,454	24,192	17,606	37,909	13,428	4,233	4,332
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.96	$11.02	$9.72	$7.57	$13.41	$13.41	$11.32	$10.70
Value at end of period	$12.67	$10.96	$11.02	$9.72	$7.57	$13.41	$13.41	$11.32
Number of accumulation units outstanding at end of period	4,332	9,958	5,672	2,526	8,301	32	123	484
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.69	$10.83	$8.85	$7.00	$7.00
Value at end of period	$12.08	$10.69	$10.83	$8.85	$7.00
Number of accumulation units outstanding at end of period	0	110	23	0	1,868

CFI 185

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.71	$15.49	$12.24	$9.60	$14.52	$15.07	$13.05	$11.93
Value at end of period	$17.19	$14.71	$15.49	$12.24	$9.60	$14.52	$15.07	$13.05
Number of accumulation units outstanding at end of period	2,152	2,333	1,020	808	3,548	640	426	272
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.25	$14.11	$11.13	$7.88	$13.88	$12.59	$11.86	$10.87	$9.38
Value at end of period	$14.48	$13.25	$14.11	$11.13	$7.88	$13.88	$12.59	$11.86	$10.87
Number of accumulation units outstanding at end of period	3,767	3,394	3,746	2,953	3,809	0	1,085	0	262
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.71	$9.00	$8.01	$6.48
Value at end of period	$10.06	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	5,202	6,871	1,808	485
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.38	$16.05	$13.30
Value at end of period	$17.69	$15.38	$16.05
Number of accumulation units outstanding at end of period	223	24	200
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.29	$11.60	$10.30	$8.76	$12.35
Value at end of period	$12.66	$11.29	$11.60	$10.30	$8.76
Number of accumulation units outstanding at end of period	0	0	0	0	0
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.16	$14.99	$11.98	$8.96	$15.42	$14.69	$12.89	$12.06
Value at end of period	$17.94	$15.16	$14.99	$11.98	$8.96	$15.42	$14.69	$12.89
Number of accumulation units outstanding at end of period	2,033	6,990	5,828	12,116	13,645	4,053	1,170	406
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.38	$11.96	$11.31	$9.53	$9.44
Value at end of period	$14.52	$12.38	$11.96	$11.31	$9.53
Number of accumulation units outstanding at end of period	336	1,016	580	465	2,655
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.11	$13.69	$11.69	$7.75	$11.38
Value at end of period	$12.90	$12.11	$13.69	$11.69	$7.75
Number of accumulation units outstanding at end of period	159	3,994	1,850	2,811	1,741
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.18	$10.33	$8.17	$6.08	$9.57
Value at end of period	$12.76	$11.18	$10.33	$8.17	$6.08
Number of accumulation units outstanding at end of period	448	915	204	203	2,207
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.84	$10.23	$8.25	$7.83
Value at end of period	$11.12	$9.84	$10.23	$8.25
Number of accumulation units outstanding at end of period	186	170	0	7

CFI 186

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.86	$15.08	$13.55	$10.47
Value at end of period	$17.26	$14.86	$15.08	$13.55
Number of accumulation units outstanding at end of period	888	775	168	439
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.12	$10.73	$9.68	$7.44	$12.37	$12.96
Value at end of period	$11.23	$10.12	$10.73	$9.68	$7.44	$12.37
Number of accumulation units outstanding at end of period	0	1,314	6,410	2,446	7,366	2,007
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.68	$15.54	$12.24	$8.90	$14.79	$14.31
Value at end of period	$15.50	$13.68	$15.54	$12.24	$8.90	$14.79
Number of accumulation units outstanding at end of period	3,859	3,960	1,620	843	7,301	3,539
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.11	$11.83	$10.35	$9.09
Value at end of period	$12.89	$12.11	$11.83	$10.35
Number of accumulation units outstanding at end of period	5,015	4,506	4,788	2,501
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.28	$15.15
Value at end of period	$12.75	$13.28
Number of accumulation units outstanding at end of period	0	4,267
ING GNMA INCOME FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.58	$12.78	$12.17	$11.72	$11.09	$10.59	$10.27	$10.13
Value at end of period	$13.82	$13.58	$12.78	$12.17	$11.72	$11.09	$10.59	$10.27
Number of accumulation units outstanding at end of period	9,032	11,490	10,246	6,869	2,606	0	0	166
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.68	$13.92	$12.37	$11.25
Value at end of period	$15.61	$13.68	$13.92	$12.37
Number of accumulation units outstanding at end of period	1,568	1,270	1,420	1,258
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.78	$10.95	$9.76	$8.04	$12.99	$12.56	$11.13	$10.72	$9.56
Value at end of period	$12.15	$10.78	$10.95	$9.76	$8.04	$12.99	$12.56	$11.13	$10.72
Number of accumulation units outstanding at end of period	604	1,276	944	2,130	4,395	1,196	4,005	1,432	617
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.89	$13.23	$11.02	$8.49	$13.81	$13.29	$12.32	$11.26	$9.85
Value at end of period	$14.94	$12.89	$13.23	$11.02	$8.49	$13.81	$13.29	$12.32	$11.26
Number of accumulation units outstanding at end of period	3,012	3,261	2,011	684	1,343	116	884	640	255
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.26	$12.54	$10.36	$8.42	$12.87	$13.93	$12.43	$11.39
Value at end of period	$13.57	$12.26	$12.54	$10.36	$8.42	$12.87	$13.93	$12.43
Number of accumulation units outstanding at end of period	1,533	1,038	790	1,384	783	0	0	941

CFI 187

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.97	$11.02	$10.66
Value at end of period	$11.95	$10.97	$11.02
Number of accumulation units outstanding at end of period	7,151	5,983	430
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$11.16	$11.29
Value at end of period	$12.46	$11.16
Number of accumulation units outstanding at end of period	17,122	17,741
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.16	$11.69	$11.07
Value at end of period	$12.70	$11.16	$11.69
Number of accumulation units outstanding at end of period	14,585	19,601	390
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26	$11.90	$11.22
Value at end of period	$12.88	$11.26	$11.90
Number of accumulation units outstanding at end of period	461	3,331	300
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.88	$11.08
Value at end of period	$12.45	$10.88
Number of accumulation units outstanding at end of period	0	451
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.81	$12.02	$11.08	$9.93	$11.16	$10.67	$10.39	$10.23	$9.94
Value at end of period	$13.79	$12.81	$12.02	$11.08	$9.93	$11.16	$10.67	$10.39	$10.23
Number of accumulation units outstanding at end of period	3,588	3,570	3,741	33,540	22,686	2,104	5,245	0	1,076
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.69	$11.97	$11.06	$10.06	$11.15	$10.96
Value at end of period	$13.68	$12.69	$11.97	$11.06	$10.06	$11.15
Number of accumulation units outstanding at end of period	6,635	11,578	8,479	3,514	9,681	2,440
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$6.88	$7.56
Value at end of period	$8.06	$6.88
Number of accumulation units outstanding at end of period	0	3,805
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.45	$16.52	$13.41	$9.32	$9.32
Value at end of period	$15.99	$13.45	$16.52	$13.41	$9.32
Number of accumulation units outstanding at end of period	1,654	840	74	0	1,056
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.87	$12.92	$12.74	$10.13	$17.89	$15.95	$12.46	$11.25
Value at end of period	$12.81	$10.87	$12.92	$12.74	$10.13	$17.89	$15.95	$12.46
Number of accumulation units outstanding at end of period	1,182	1,383	1,048	0	0	0	0	8

CFI 188

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.21	$12.19	$10.17	$8.00	$12.73	$13.17	$11.57
Value at end of period	$13.16	$11.21	$11.58	$10.17	$8.00	$12.73	$13.17
Number of accumulation units outstanding at end of period	1,317	996	0	13,402	15,243	0	1,198
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.28	$15.20	$12.79	$7.55	$7.54
Value at end of period	$14.45	$12.28	$15.20	$12.79	$7.55
Number of accumulation units outstanding at end of period	5,485	12,335	5,530	4,462	3,759
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.72	$14.61	$12.02	$9.67	$14.60	$14.43	$12.91
Value at end of period	$17.47	$14.72	$14.61	$12.02	$9.67	$14.60	$14.43
Number of accumulation units outstanding at end of period	2,052	256	2,567	8,684	10,205	1,909	574
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.39	$8.22	$6.99	$6.29	$9.13	$9.31
Value at end of period	$9.48	$8.39	$8.22	$6.99	$6.29	$9.13
Number of accumulation units outstanding at end of period	14,462	6,559	655	657	5,340	4,944
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.52	$11.86	$10.01	$7.86	$8.45
Value at end of period	$12.81	$11.52	$11.86	$10.01	$7.86
Number of accumulation units outstanding at end of period	72	1,226	3,684	0	511
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.16	$12.11	$11.16	$9.58	$12.48	$12.15	$10.98	$10.73
Value at end of period	$13.35	$12.16	$12.11	$11.16	$9.58	$12.48	$12.15	$10.98
Number of accumulation units outstanding at end of period	7,037	18,852	4,479	3,946	0	0	0	316
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.05	$12.28	$9.91
Value at end of period	$13.57	$12.05	$12.28
Number of accumulation units outstanding at end of period	3,337	3,425	818
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.44	$10.60	$10.67
Value at end of period	$10.28	$10.44	$10.60
Number of accumulation units outstanding at end of period	435	173	47
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.01	$13.25	$11.57	$8.40	$14.27	$13.58	$11.66	$9.74
Value at end of period	$14.42	$12.01	$13.25	$11.57	$8.40	$14.27	$13.58	$11.66
Number of accumulation units outstanding at end of period	7,939	6,628	7,341	0	12,122	6,699	7,051	1,550
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.15	$13.71	$12.15	$8.23	$10.75	$10.72
Value at end of period	$15.94	$14.15	$13.71	$12.15	$8.23	$10.75
Number of accumulation units outstanding at end of period	1,376	921	0	0	18	1,369

CFI 189

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.75	$13.47	$12.66	$11.36	$11.51	$10.64	$10.34	$10.24
Value at end of period	$14.67	$13.75	$13.47	$12.66	$11.36	$11.51	$10.64	$10.34
Number of accumulation units outstanding at end of period	15,464	28,476	14,970	14,758	12,641	5,304	3,056	3,809
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.62	$10.20	$8.91	$7.26	$10.35
Value at end of period	$10.48	$9.62	$10.20	$8.91	$7.26
Number of accumulation units outstanding at end of period	0	0	0	1,028	533
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.58	$10.16	$8.88	$6.94
Value at end of period	$10.44	$9.58	$10.16	$8.88
Number of accumulation units outstanding at end of period	0	354	67	512
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.61	$14.92	$12.70	$7.71	$11.07	$11.15
Value at end of period	$16.74	$14.61	$14.92	$12.70	$7.71	$11.07
Number of accumulation units outstanding at end of period	499	514	441	0	1,076	6,996
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.91	$10.56	$9.07	$7.34	$11.09	$11.24
Value at end of period	$10.86	$9.91	$10.56	$9.07	$7.34	$11.09
Number of accumulation units outstanding at end of period	283	324	198	1,784	179	354
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.87	$10.52	$9.03	$7.30	$10.19
Value at end of period	$10.83	$9.87	$10.52	$9.03	$7.30
Number of accumulation units outstanding at end of period	950	2,550	1,674	1,589	2,444
ING REAL ESTATE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.53	$16.21	$12.86	$10.03	$15.64	$18.95	$14.08	$12.67
Value at end of period	$19.99	$17.53	$16.21	$12.86	$10.03	$15.64	$18.95	$14.08
Number of accumulation units outstanding at end of period	1,294	4,442	1,637	2,709	4,625	1,809	2,144	2,991
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.34	$13.95	$12.89
Value at end of period	$16.20	$14.34	$13.95
Number of accumulation units outstanding at end of period	0	1,046	140
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.10	$8.99	$8.13	$6.91
Value at end of period	$10.38	$9.10	$8.99	$8.13
Number of accumulation units outstanding at end of period	5,410	4,825	4,699	4,089
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.94	$13.01	$11.84	$10.06
Value at end of period	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	4,890	4,504	3,932	4,723

CFI 190

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.78	$10.10	$8.17	$6.69
Value at end of period	$11.29	$9.78	$10.10	$8.17
Number of accumulation units outstanding at end of period	4,073	2,685	511	472
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.26	$10.82	$8.67	$7.32
Value at end of period	$11.74	$10.26	$10.82	$8.67
Number of accumulation units outstanding at end of period	6,286	3,332	662	437
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.85	$15.40	$12.51	$9.92	$14.55	$15.09
Value at end of period	$16.82	$14.85	$15.40	$12.51	$9.92	$14.55
Number of accumulation units outstanding at end of period	431	535	66	33	0	3,652
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.10	$11.31	$10.79
Value at end of period	$12.20	$11.10	$11.31
Number of accumulation units outstanding at end of period	684	65,806	50,152
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27	$11.78	$11.04
Value at end of period	$12.63	$11.27	$11.78
Number of accumulation units outstanding at end of period	11,218	54,416	66,377
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28	$11.98	$11.20
Value at end of period	$12.83	$11.28	$11.98
Number of accumulation units outstanding at end of period	9,383	76,157	57,032
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.32	$12.10	$11.25
Value at end of period	$12.92	$11.32	$12.10
Number of accumulation units outstanding at end of period	1,395	34,417	27,319
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.80	$11.76
Value at end of period	$12.31	$10.80
Number of accumulation units outstanding at end of period	0	57
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.87	$10.96	$10.49
Value at end of period	$11.78	$10.87	$10.96
Number of accumulation units outstanding at end of period	0	17,995	9,865
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.67	$11.61	$10.59	$9.09	$12.05	$11.53	$10.77	$10.48
Value at end of period	$12.95	$11.67	$11.61	$10.59	$9.09	$12.05	$11.53	$10.77
Number of accumulation units outstanding at end of period	5,987	7,585	4,114	2,497	4,612	113	123	4,316

CFI 191

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.04	$11.51	$10.31	$8.34	$13.20	$12.73	$11.38	$10.72
Value at end of period	$12.53	$11.04	$11.51	$10.31	$8.34	$13.20	$12.73	$11.38
Number of accumulation units outstanding at end of period	351	1,100	747	655	1,308	1,477	949	1,054
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.35	$11.56	$10.45	$8.69	$12.65	$12.15	$11.06	$10.62
Value at end of period	$12.74	$11.35	$11.56	$10.45	$8.69	$12.65	$12.15	$11.06
Number of accumulation units outstanding at end of period	6,387	8,199	6,385	4,572	6,008	1,346	1,518	2,397
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$11.07
Value at end of period	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39
Number of accumulation units outstanding at end of period	61	11,723	6,556	14,827	26,469	209	1,638
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.80	$13.71	$10.82	$7.49	$13.36	$11.95	$11.09	$11.09
Value at end of period	$14.94	$13.03	$13.71	$10.82	$7.49	$13.36	$11.95	$11.09
Number of accumulation units outstanding at end of period	6,305	0	0	0	0	966	570	310
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.99	$12.24	$10.78	$8.73	$12.80
Value at end of period	$13.88	$11.99	$12.24	$10.78	$8.73
Number of accumulation units outstanding at end of period	4,229	3,548	2,864	2,442	1,425
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.26	$12.56	$10.89	$7.72	$13.54	$12.49	$11.17	$10.66	$9.54
Value at end of period	$14.38	$12.26	$12.56	$10.89	$7.72	$13.54	$12.49	$11.17	$10.66
Number of accumulation units outstanding at end of period	2,162	1,978	1,583	0	0	490	5,143	193	1,127
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.99	$13.84	$11.65
Value at end of period	$14.07	$11.99	$13.84
Number of accumulation units outstanding at end of period	0	482	379
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.11	$10.49	$9.76	$7.49	$12.17
Value at end of period	$10.68	$9.11	$10.49	$9.76	$7.49
Number of accumulation units outstanding at end of period	1,370	852	880	702	598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.01	$13.95	$13.08	$9.98	$16.75	$17.03
Value at end of period	$15.67	$13.01	$13.95	$13.08	$9.98	$16.75
Number of accumulation units outstanding at end of period	0	0	0	0	6,784	2,243
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.69	$9.32	$8.75	$6.69	$11.21	$11.69
Value at end of period	$10.45	$8.69	$9.32	$8.75	$6.69	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	87

CFI 192

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$33.07	$32.14	$31.11	$24.72	$34.95	$31.77	$29.69
Value at end of period	$39.44	$33.07	$32.14	$31.11	$24.72	$34.95	$31.77
Number of accumulation units outstanding at end of period	93	88	0	1,321	902	0	2
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.20	$14.26	$12.83	$11.97
Value at end of period	$14.39	$13.20	$14.26	$12.83
Number of accumulation units outstanding at end of period	910	1,210	2,284	1,380
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.33	$13.00	$10.49	$8.39	$14.04	$14.15	$12.76	$11.95	$10.07
Value at end of period	$13.93	$12.33	$13.00	$10.49	$8.39	$14.04	$14.15	$12.76	$11.95
Number of accumulation units outstanding at end of period	1,319	2,984	1,355	132	7,708	6,272	5,341	1,225	1,170
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.44	$18.52	$14.86	$11.60	$17.05	$15.64	$13.16	$11.34
Value at end of period	$19.03	$17.44	$18.52	$14.86	$11.60	$17.05	$15.64	$13.16
Number of accumulation units outstanding at end of period	10,382	9,219	8,430	291	645	683	954	1,204
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.20	$12.57
Value at end of period	$14.08	$12.20
Number of accumulation units outstanding at end of period	287	546
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.83	$16.53	$15.08	$12.63	$17.48	$15.95	$13.95
Value at end of period	$17.71	$15.83	$16.53	$15.08	$12.63	$17.48	$15.95
Number of accumulation units outstanding at end of period	91	1,707	1,411	1,938	3,778	828	213
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.14	$10.61	$8.79	$6.84	$6.84
Value at end of period	$11.08	$10.14	$10.61	$8.79	$6.84
Number of accumulation units outstanding at end of period	0	0	0	0	123
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.81	$15.17	$13.65	$10.07	$16.43	$14.37	$12.16	$10.83
Value at end of period	$16.45	$13.81	$15.17	$13.65	$10.07	$16.43	$14.37	$12.16
Number of accumulation units outstanding at end of period	4,156	3,884	3,067	799	285	501	967	1,459
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.05	$10.34	$9.60	$6.77	$12.68	$13.10
Value at end of period	$11.27	$10.05	$10.34	$9.60	$6.77	$12.68
Number of accumulation units outstanding at end of period	1,014	1,006	1,178	675	13,185	8,539
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$27.55	$34.08	$27.19	$15.16	$29.54	$22.36	$18.10	$13.31
Value at end of period	$32.86	$27.55	$34.08	$27.19	$15.16	$29.54	$22.36	$18.10
Number of accumulation units outstanding at end of period	4,213	4,019	843	905	1,302	789	836	1,571

CFI 193

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.90	$12.28	$11.12	$9.29	$13.58	$12.57	$11.50	$10.95
Value at end of period	$13.08	$11.90	$12.28	$11.12	$9.29	$13.58	$12.57	$11.50
Number of accumulation units outstanding at end of period	578	1,417	817	901	451	434	1,290	1,386
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.07	$12.77	$11.98	$10.26	$11.18	$11.01
Value at end of period	$15.10	$14.07	$12.77	$11.98	$10.26	$11.18
Number of accumulation units outstanding at end of period	0	0	398	0	1,772	5
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.78	$10.31	$9.02	$6.64
Value at end of period	$8.59	$7.78	$10.31	$9.02
Number of accumulation units outstanding at end of period	0	221	64	32
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.56	$13.98	$12.05	$7.53	$12.11	$11.48	$10.52	$10.41	$9.76
Value at end of period	$15.39	$13.56	$13.98	$12.05	$7.53	$12.11	$11.48	$10.52	$10.41
Number of accumulation units outstanding at end of period	2,306	4,819	3,704	2,405	1,191	557	4,672	404	881
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.37	$15.34	$13.39	$12.19
Value at end of period	$16.91	$14.37	$15.34	$13.39
Number of accumulation units outstanding at end of period	775	421	368	374
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.38	$14.36	$13.41	$12.90
Value at end of period	$14.48	$12.38	$14.36	$13.41
Number of accumulation units outstanding at end of period	4,404	3,039	3,834	2,533
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.03	$12.83	$11.58	$8.73	$14.53	$13.28	$12.14	$10.78	$9.53
Value at end of period	$14.30	$12.03	$12.83	$11.58	$8.73	$14.53	$13.28	$12.14	$10.78
Number of accumulation units outstanding at end of period	27,272	34,010	20,645	38,983	56,800	26,581	9,182	2,181	2,080
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.42	$12.89	$11.68	$9.52	$13.59	$13.29	$11.92
Value at end of period	$14.80	$13.42	$12.89	$11.68	$9.52	$13.59	$13.29
Number of accumulation units outstanding at end of period	6,850	3,316	0	0	6,607	0	34
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.32	$12.28	$10.89	$9.49	$13.97	$14.58
Value at end of period	$14.84	$13.32	$12.28	$10.89	$9.49	$13.97
Number of accumulation units outstanding at end of period	0	0	0	0	1,951	1,143
WANGER INTERNATIONAL
(Funds were first received in this option during October 2010)
Value at beginning of period	$8.64	$10.25	$9.68
Value at end of period	$10.37	$8.64	$10.25
Number of accumulation units outstanding at end of period	0	0	186

CFI 194

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.44	$16.21	$12.88
Value at end of period	$18.29	$15.44	$16.21
Number of accumulation units outstanding at end of period	0	171	70
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.86	$11.24	$10.06	$8.57	$13.00	$12.69	$10.91	$10.69	$10.00
Value at end of period	$13.15	$11.86	$11.24	$10.06	$8.57	$13.00	$12.69	$10.91	$10.69
Number of accumulation units outstanding at end of period	15,570	13,457	11,636	12	20	14,825	1,884	1,015	893

		TABLE 24
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.67	$10.25	$9.18	$7.69	$13.16	$12.65	$12.25
Value at end of period	$12.37	$10.67	$10.25	$9.18	$7.69	$13.16	$12.65
Number of accumulation units outstanding at end of period	0	0	0	177	0	1,275	395
AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.33	$12.05	$10.82	$9.07	$12.39	$11.79	$10.71	$10.65
Value at end of period	$13.88	$12.33	$12.05	$10.82	$9.07	$12.39	$11.79	$10.71
Number of accumulation units outstanding at end of period	0	2,263	0	0	0	16,779	8,592	2,706
ARIEL APPRECIATION FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.79	$12.92	$10.97	$6.83	$11.70	$12.05	$11.78
Value at end of period	$13.87	$11.79	$12.92	$10.97	$6.83	$11.70	$12.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	35	3,037
ARIEL FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.87	$12.44	$10.02	$6.23	$12.22	$12.62	$11.61	$11.13
Value at end of period	$12.88	$10.87	$12.44	$10.02	$6.23	$12.22	$12.62	$11.61
Number of accumulation units outstanding at end of period	0	0	0	1,517	1,582	3,549	1,977	2,690
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.55
Value at end of period	$15.65
Number of accumulation units outstanding at end of period	1,591
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.26	$12.48
Value at end of period	$13.55	$12.26
Number of accumulation units outstanding at end of period	7,289	5,234
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.37	$14.18
Value at end of period	$14.53	$12.37
Number of accumulation units outstanding at end of period	3,655	3,501

CFI 195

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIASM ACORN® FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.36	$13.95
Value at end of period	$14.35	$12.36
Number of accumulation units outstanding at end of period	1,527	1,419
CRM MID CAP VALUE FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.97	$15.35
Value at end of period	$15.05	$12.97
Number of accumulation units outstanding at end of period	1,349	1,292
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.25	$16.74	$15.52	$11.32	$19.31	$16.48	$13.73	$12.65
Value at end of period	$16.75	$14.25	$16.74	$15.52	$11.32	$19.31	$16.48	$13.73
Number of accumulation units outstanding at end of period	4,237	4,941	1,377	5,050	5,113	5,994	4,534	505
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.89	$12.59
Value at end of period	$13.59	$11.89
Number of accumulation units outstanding at end of period	5,394	5,190
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.93	$14.52	$12.58	$9.41	$16.63	$14.37	$13.06	$12.43
Value at end of period	$15.97	$13.93	$14.52	$12.58	$9.41	$16.63	$14.37	$13.06
Number of accumulation units outstanding at end of period	5,832	7,233	1,318	21,222	6,404	18,511	16,055	6,992
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.92	$10.98	$9.69	$7.56	$13.38	$13.39
Value at end of period	$12.61	$10.92	$10.98	$9.69	$7.56	$13.38
Number of accumulation units outstanding at end of period	0	0	0	1,155	768	136
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.65	$10.79	$8.83	$6.63
Value at end of period	$12.02	$10.65	$10.79	$8.83
Number of accumulation units outstanding at end of period	0	0	0	1,652
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.66	$15.43	$12.20	$9.57	$14.49	$15.05	$13.04	$12.67
Value at end of period	$17.12	$14.66	$15.43	$12.20	$9.57	$14.49	$15.05	$13.04
Number of accumulation units outstanding at end of period	2,911	780	582	358	797	4,382	2,428	531
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.19	$14.06	$11.10	$7.86	$13.85	$12.57	$11.85	$11.47
Value at end of period	$14.42	$13.19	$14.06	$11.10	$7.86	$13.85	$12.57	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	796	0	647
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.69	$8.99	$7.88
Value at end of period	$10.03	$8.69	$8.99
Number of accumulation units outstanding at end of period	523	0	357

CFI 196

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.31	$16.56
Value at end of period	$17.62	$15.31
Number of accumulation units outstanding at end of period	956	919
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.10	$14.94	$11.95	$8.94	$15.39	$15.05
Value at end of period	$17.86	$15.10	$14.94	$11.95	$8.94	$15.39
Number of accumulation units outstanding at end of period	3,265	2,404	766	3,538	2,585	3,195
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.34	$11.93	$11.29	$9.52	$13.51	$13.89
Value at end of period	$14.47	$12.34	$11.93	$11.29	$9.52	$13.51
Number of accumulation units outstanding at end of period	0	407	0	3,263	2,603	535
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.06	$13.64	$11.66	$7.73	$13.02	$13.11
Value at end of period	$12.84	$12.06	$13.64	$11.66	$7.73	$13.02
Number of accumulation units outstanding at end of period	0	0	353	703	213	115
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.14	$10.31	$8.15	$6.08	$10.01	$10.32
Value at end of period	$12.72	$11.14	$10.31	$8.15	$6.08	$10.01
Number of accumulation units outstanding at end of period	1,483	1,294	521	530	713	1,504
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.81	$10.20	$8.24	$6.68	$9.42
Value at end of period	$11.08	$9.81	$10.20	$8.24	$6.68
Number of accumulation units outstanding at end of period	0	0	0	4	19
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.84	$15.07	$13.55	$10.47
Value at end of period	$17.23	$14.84	$15.07	$13.55
Number of accumulation units outstanding at end of period	0	1,592	0	98
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.08	$10.69	$9.65	$7.42	$12.35	$11.99	$11.05
Value at end of period	$11.18	$10.08	$10.69	$9.65	$7.42	$12.35	$11.99
Number of accumulation units outstanding at end of period	0	0	0	36	5	979	47
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.63	$15.49	$12.21	$8.88	$13.71
Value at end of period	$15.44	$13.63	$15.49	$12.21	$8.88
Number of accumulation units outstanding at end of period	928	480	327	809	854
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.08	$11.81	$10.34	$8.62	$10.14
Value at end of period	$12.86	$12.08	$11.81	$10.34	$8.62
Number of accumulation units outstanding at end of period	985	0	29	0	165

CFI 197

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING GNMA INCOME FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.53	$12.74	$12.13	$11.69	$11.07	$10.58	$10.19
Value at end of period	$13.76	$13.53	$12.74	$12.13	$11.69	$11.07	$10.58
Number of accumulation units outstanding at end of period	845	333	1,162	1,147	581	0	1,434
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.66	$13.90	$12.37	$11.25
Value at end of period	$15.58	$13.66	$13.90	$12.37
Number of accumulation units outstanding at end of period	0	0	156	156
ING GROWTH OPPORTUNITIES FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.79
Value at end of period	$13.81
Number of accumulation units outstanding at end of period	4,582
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.74	$10.91	$9.73	$8.02	$12.97	$12.54	$11.12	$10.96
Value at end of period	$12.10	$10.74	$10.91	$9.73	$8.02	$12.97	$12.54	$11.12
Number of accumulation units outstanding at end of period	0	875	826	2,692	843	1,179	311	2,073
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.84	$13.19	$10.99	$8.47	$13.78	$13.27	$12.31	$12.01
Value at end of period	$14.88	$12.84	$13.19	$10.99	$8.47	$13.78	$13.27	$12.31
Number of accumulation units outstanding at end of period	3,962	550	618	67	46	6,517	3,846	1,143
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.21	$12.49	$10.33	$8.40	$12.85	$13.91	$12.42	$12.19
Value at end of period	$13.51	$12.21	$12.49	$10.33	$8.40	$12.85	$13.91	$12.42
Number of accumulation units outstanding at end of period	0	0	0	12	6	1,072	2,204	113
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.96	$11.35
Value at end of period	$11.93	$10.96
Number of accumulation units outstanding at end of period	3,052	2,096
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.02
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	237
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.64
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	5
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.25	$12.47
Value at end of period	$12.86	$11.25
Number of accumulation units outstanding at end of period	1,510	790

CFI 198

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.87	$12.05
Value at end of period	$12.43	$10.87
Number of accumulation units outstanding at end of period	1,715	1,357
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.61
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	8
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.76	$11.98	$11.05	$9.91	$11.14	$10.66	$10.38	$10.43
Value at end of period	$13.73	$12.76	$11.98	$11.05	$9.91	$11.14	$10.66	$10.38
Number of accumulation units outstanding at end of period	0	3,199	653	5,445	4,489	6,428	2,753	2,821
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.64	$11.93	$11.03	$10.03	$11.13	$10.66	$10.30
Value at end of period	$13.62	$12.64	$11.93	$11.03	$10.03	$11.13	$10.66
Number of accumulation units outstanding at end of period	0	0	799	936	1,638	667	9,271
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.40	$16.46	$13.37	$9.30	$19.52	$18.55
Value at end of period	$15.92	$13.40	$16.46	$13.37	$9.30	$19.52
Number of accumulation units outstanding at end of period	0	0	0	1,048	673	14
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.82	$13.16
Value at end of period	$12.76	$10.82
Number of accumulation units outstanding at end of period	0	213
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.17	$11.54	$10.14	$7.98	$12.70	$13.15	$11.85
Value at end of period	$13.10	$11.17	$11.54	$10.14	$7.98	$12.70	$13.15
Number of accumulation units outstanding at end of period	0	0	440	1,807	1,377	4,441	7,830
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.24	$15.17	$12.77	$7.54	$15.66	$15.72
Value at end of period	$14.40	$12.24	$15.17	$12.77	$7.54	$15.66
Number of accumulation units outstanding at end of period	1,008	84	242	2,099	618	1,576
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.66	$14.56	$11.98	$9.65	$14.57	$14.83
Value at end of period	$17.39	$14.66	$14.56	$11.98	$9.65	$14.57
Number of accumulation units outstanding at end of period	3,237	1,490	57	1,377	1,212	2,593
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.82	$14.19
Value at end of period	$15.03	$12.82
Number of accumulation units outstanding at end of period	1,797	1,704

CFI 199

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.37	$8.20	$6.98	$6.29	$9.13	$9.30
Value at end of period	$9.45	$8.37	$8.20	$6.98	$6.29	$9.13
Number of accumulation units outstanding at end of period	0	990	345	5,247	4,582	92
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.48	$11.82	$9.99	$7.84	$13.30	$14.10
Value at end of period	$12.76	$11.48	$11.82	$9.99	$7.84	$13.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	313
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.11	$12.07	$11.13	$9.55	$12.46	$12.67
Value at end of period	$13.29	$12.11	$12.07	$11.13	$9.55	$12.46
Number of accumulation units outstanding at end of period	0	0	10,570	74	27	18
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.04	$12.86
Value at end of period	$13.55	$12.04
Number of accumulation units outstanding at end of period	0	184
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.97	$11.97	$11.55	$8.39	$14.25	$13.56	$11.66	$11.12
Value at end of period	$14.37	$11.97	$13.21	$11.55	$8.39	$14.25	$13.56	$11.66
Number of accumulation units outstanding at end of period	0	332	0	13,688	1,018	1,405	3,522	4,383
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.70	$13.42	$12.62	$11.34	$11.49	$10.62	$10.59
Value at end of period	$14.61	$13.70	$13.42	$12.62	$11.34	$11.49	$10.62
Number of accumulation units outstanding at end of period	3,837	430	2,500	1,307	158	2,875	340
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.59	$10.17	$8.89	$7.25	$11.25	$11.44
Value at end of period	$10.44	$9.59	$10.17	$8.89	$7.25	$11.25
Number of accumulation units outstanding at end of period	1,052	1,037	914	4,077	1,223	488
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.56	$10.14	$8.72
Value at end of period	$10.41	$9.56	$10.14
Number of accumulation units outstanding at end of period	0	0	260
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.57	$14.57	$12.68	$7.70	$11.06	$11.31
Value at end of period	$16.69	$14.57	$14.88	$12.68	$7.70	$11.06
Number of accumulation units outstanding at end of period	497	625	0	0	0	626
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.88	$10.54	$9.49
Value at end of period	$10.83	$9.88	$10.54
Number of accumulation units outstanding at end of period	0	0	29

CFI 200

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.84	$10.49	$9.01	$7.29	$10.50
Value at end of period	$10.79	$9.84	$10.49	$9.01	$7.29
Number of accumulation units outstanding at end of period	0	0	0	0	491
ING REAL ESTATE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.46	$16.15	$12.82	$10.01	$15.61	$18.92	$14.07	$13.25
Value at end of period	$19.90	$17.46	$16.15	$12.82	$10.01	$15.61	$18.92	$14.07
Number of accumulation units outstanding at end of period	0	0	139	2,726	75	1,426	1,732	200
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.09	$8.98	$8.12	$6.91
Value at end of period	$10.35	$9.09	$8.98	$8.12
Number of accumulation units outstanding at end of period	0	0	1,102	1,624
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.71	$18.08
Value at end of period	$18.99	$16.71
Number of accumulation units outstanding at end of period	1,018	963
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.79	$15.34	$12.48	$9.89	$14.52	$13.91
Value at end of period	$16.74	$14.79	$15.34	$12.48	$9.89	$14.52
Number of accumulation units outstanding at end of period	0	0	5	8,645	6	371
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.08	$11.31	$10.79
Value at end of period	$12.19	$11.08	$11.31
Number of accumulation units outstanding at end of period	3,220	7,915	15,288
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26	$11.77	$11.04
Value at end of period	$12.61	$11.26	$11.77
Number of accumulation units outstanding at end of period	3,074	27,331	55,388
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27	$11.97	$11.20
Value at end of period	$12.81	$11.27	$11.97
Number of accumulation units outstanding at end of period	1,517	15,789	15,418
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.31	$12.09	$11.25
Value at end of period	$12.90	$11.31	$12.09
Number of accumulation units outstanding at end of period	2,059	10,143	12,517
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.86	$10.96	$10.49
Value at end of period	$11.77	$10.86	$10.96
Number of accumulation units outstanding at end of period	1,605	2,000	4,328

CFI 201

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.63	$11.57	$10.55	$9.07	$12.02	$11.51	$11.05
Value at end of period	$12.89	$11.63	$11.57	$10.55	$9.07	$12.02	$11.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,499	1,334
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.99	$11.47	$10.28	$8.32	$13.18	$13.65
Value at end of period	$12.48	$10.99	$11.47	$10.28	$8.32	$13.18
Number of accumulation units outstanding at end of period	0	0	0	199	0	91
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.31	$11.52	$10.42	$8.66	$12.63	$12.23
Value at end of period	$12.68	$11.31	$11.52	$10.42	$8.66	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,903
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$11.40
Value at end of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Number of accumulation units outstanding at end of period	410	4,015	4,006	21,728	4,495	16,833	15
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.94	$12.20	$10.74	$8.70	$13.71	$13.63
Value at end of period	$13.82	$11.94	$12.20	$10.74	$8.70	$13.71
Number of accumulation units outstanding at end of period	0	2,157	10	1,412	1,174	1,382
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.21	$12.51	$10.86	$7.70	$13.51	$12.47	$11.16	$10.84
Value at end of period	$14.31	$12.21	$12.51	$10.86	$7.70	$13.51	$12.47	$11.16
Number of accumulation units outstanding at end of period	0	0	0	382	169	1,809	0	3,054
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.08	$10.46	$9.75	$7.48	$12.74
Value at end of period	$10.65	$9.08	$10.46	$9.75	$7.48
Number of accumulation units outstanding at end of period	0	0	0	0	0
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.04
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	1,630
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.15	$14.21	$12.79	$9.44
Value at end of period	$14.32	$13.15	$14.21	$12.79
Number of accumulation units outstanding at end of period	0	0	0	4,976
LORD ABBETT CORE FIXED INCOME FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.53	$10.18
Value at end of period	$11.00	$10.53
Number of accumulation units outstanding at end of period	4,392	4,195

CFI 202

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.28	$12.96	$10.46	$8.37	$14.01	$14.13	$12.74	$12.61
Value at end of period	$13.87	$12.28	$12.96	$10.46	$8.37	$14.01	$14.13	$12.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,391	5,944	5,144
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.16	$12.17	$10.80	$7.80	$12.55	$11.46
Value at end of period	$14.01	$12.16	$12.17	$10.80	$7.80	$12.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	80
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.77	$16.47	$15.04	$12.60	$17.44	$15.93	$14.33
Value at end of period	$17.63	$15.77	$16.47	$15.04	$12.60	$17.44	$15.93
Number of accumulation units outstanding at end of period	0	362	70	2,380	2,556	3,372	986
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.55
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	15
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.11	$10.59	$8.77	$6.83	$10.32
Value at end of period	$11.04	$10.11	$10.59	$8.77	$6.83
Number of accumulation units outstanding at end of period	173	0	0	287	62
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.76	$15.11	$13.61	$10.04	$16.40	$14.30
Value at end of period	$16.37	$13.76	$15.11	$13.61	$10.04	$16.40
Number of accumulation units outstanding at end of period	971	2,039	123	19	138	45
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.01	$10.30	$9.57	$6.76	$12.66	$11.28	$11.13
Value at end of period	$11.22	$10.01	$10.30	$9.57	$6.76	$12.66	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,097
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$27.44	$33.96	$27.11	$15.12	$29.49	$22.33	$18.08	$15.38
Value at end of period	$32.72	$27.44	$33.96	$27.11	$15.12	$29.49	$22.33	$18.08
Number of accumulation units outstanding at end of period	555	0	178	153	117	685	747	1,970
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.86	$12.24	$11.09	$9.26	$13.55	$13.55
Value at end of period	$13.02	$11.86	$12.24	$11.09	$9.26	$13.55
Number of accumulation units outstanding at end of period	0	0	127	127	127	72
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.03	$12.74	$11.95	$10.24	$11.54
Value at end of period	$15.05	$14.03	$12.74	$11.95	$10.24
Number of accumulation units outstanding at end of period	1,759	1,046	0	0	306

CFI 203

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.76	$10.29	$9.01	$5.24	$4.59
Value at end of period	$8.56	$7.76	$10.29	$9.01	$5.24
Number of accumulation units outstanding at end of period	148	151	160	77	11
PIONEER HIGH YIELD FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.51	$13.94	$12.01	$7.52	$12.09	$11.46	$10.51	$10.55
Value at end of period	$15.33	$13.51	$13.94	$12.01	$7.52	$12.09	$11.46	$10.51
Number of accumulation units outstanding at end of period	2,905	3,456	1,642	1,391	1,610	4,310	3,317	3,010
TEMPLETON FOREIGN FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.33	$14.31	$13.37	$9.05	$17.02	$14.71	$12.43	$12.16
Value at end of period	$14.42	$12.33	$14.31	$13.37	$9.05	$17.02	$14.71	$12.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	6,696	3,827	796
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.98	$12.78	$11.55	$8.71	$14.50	$13.26	$12.13	$11.58
Value at end of period	$14.24	$11.98	$12.78	$11.55	$8.71	$14.50	$13.26	$12.13
Number of accumulation units outstanding at end of period	1,896	7,117	5,918	5,015	4,175	11,704	6,644	10,565
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.36	$12.85	$11.65	$9.50	$13.57	$13.30
Value at end of period	$14.74	$13.36	$12.85	$11.65	$9.50	$13.57
Number of accumulation units outstanding at end of period	120	2,254	223	616	510	1,923
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.26	$12.24	$10.86	$9.46	$13.94	$13.57	$13.19
Value at end of period	$14.78	$13.26	$12.24	$10.86	$9.46	$13.94	$13.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	577
VICTORY SMALL COMPANY OPPORTUNITY FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.78
Value at end of period	$13.85
Number of accumulation units outstanding at end of period	603
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.81	$11.20	$10.03	$8.55	$12.98	$12.67	$10.90	$10.82
Value at end of period	$13.09	$11.81	$11.20	$10.03	$8.55	$12.98	$12.67	$10.90
Number of accumulation units outstanding at end of period	1,110	0	1,571	962	406	11,593	6,544	2,601

CFI 204

	Condensed Financial Information (continued)

		TABLE 25
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.20%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006
AMERICAN BALANCED FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.28	$12.01	$10.79	$9.05	$12.36	$12.31
Value at end of period	$13.81	$12.28	$12.01	$10.79	$9.05	$12.36
Number of accumulation units outstanding at end of period	12	13	3,422	2,811	1,755	463
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.81
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	9,481
ARIEL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.82	$12.40	$10.00	$6.04
Value at end of period	$12.82	$10.82	$12.40	$10.00
Number of accumulation units outstanding at end of period	1,499	1,314	1,043	1,396
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.06	$9.60	$7.92	$7.40
Value at end of period	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1	36	2	2
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.86	$10.76
Value at end of period	$13.03	$10.86
Number of accumulation units outstanding at end of period	0	41
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.20	$16.68	$15.48	$11.29	$19.28	$16.45	$15.26
Value at end of period	$16.68	$14.20	$16.68	$15.48	$11.29	$19.28	$16.45
Number of accumulation units outstanding at end of period	7,084	6,411	9,993	7,665	205	0	119
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.88	$14.47	$12.54	$9.39	$16.60	$14.35	$13.55
Value at end of period	$15.90	$13.88	$14.47	$12.54	$9.39	$16.60	$14.35
Number of accumulation units outstanding at end of period	21,327	18,546	27,242	19,650	13,788	6,635	1,784
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.88	$10.95	$9.66	$7.54	$13.36	$13.27
Value at end of period	$12.56	$10.88	$10.95	$9.66	$7.54	$13.36
Number of accumulation units outstanding at end of period	413	47	0	0	832	374
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.61	$10.75	$8.80	$6.97	$13.41	$10.80
Value at end of period	$11.97	$10.61	$10.75	$8.80	$6.97	$13.41
Number of accumulation units outstanding at end of period	104	0	0	0	995	421

CFI 205

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.60	$15.38	$12.60
Value at end of period	$17.04	$14.60	$15.38
Number of accumulation units outstanding at end of period	7	22	567
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.14	$14.01	$11.06	$7.84	$13.83	$12.56	$12.68
Value at end of period	$14.36	$13.14	$14.01	$11.06	$7.84	$13.83	$12.56
Number of accumulation units outstanding at end of period	0	0	0	0	651	346	120
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.20	$11.52	$10.24	$8.72	$12.30	$11.82	$11.24
Value at end of period	$12.55	$11.20	$11.52	$10.24	$8.72	$12.30	$11.82
Number of accumulation units outstanding at end of period	2,346	287	285	286	223	128	58
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.04	$14.89	$11.91	$11.40
Value at end of period	$17.78	$15.04	$14.89	$11.91
Number of accumulation units outstanding at end of period	1,892	1,802	2,929	1,415
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.30	$11.89	$11.26	$9.50	$13.49	$12.64
Value at end of period	$14.41	$12.30	$11.89	$11.26	$9.50	$13.49
Number of accumulation units outstanding at end of period	3,407	3,180	2,911	2,500	363	117
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.26	$13.22
Value at end of period	$14.99	$13.26
Number of accumulation units outstanding at end of period	0	24
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.01	$13.60	$11.62	$7.71	$12.99	$11.18
Value at end of period	$12.79	$12.01	$13.60	$11.62	$7.71	$12.99
Number of accumulation units outstanding at end of period	3,953	3,354	3,254	2,927	532	168
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.11	$10.28	$8.14	$7.08
Value at end of period	$12.67	$11.11	$10.28	$8.14
Number of accumulation units outstanding at end of period	8,920	9,002	9,144	7,920
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.81	$15.05	$13.54	$13.54
Value at end of period	$17.19	$14.81	$15.05	$13.54
Number of accumulation units outstanding at end of period	2,012	2,012	1,783	1,742
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.04	$10.66	$9.12
Value at end of period	$11.13	$10.04	$10.66
Number of accumulation units outstanding at end of period	107	107	1,387

CFI 206

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.58	$15.45	$12.19	$8.87	$14.75	$13.06	$12.21
Value at end of period	$15.38	$13.58	$15.45	$12.19	$8.87	$14.75	$13.06
Number of accumulation units outstanding at end of period	3,784	3,753	4,775	3,613	662	115	163
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$13.25	$16.49
Value at end of period	$12.70	$13.25
Number of accumulation units outstanding at end of period	34	14
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.69	$10.88	$9.70	$8.00	$12.94	$12.46
Value at end of period	$12.05	$10.69	$10.88	$9.70	$8.00	$12.94
Number of accumulation units outstanding at end of period	2,083	0	1,924	1,144	1,597	1,169
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.79	$13.14	$10.95	$8.45	$13.75	$13.94
Value at end of period	$14.81	$12.79	$13.14	$10.95	$8.45	$13.75
Number of accumulation units outstanding at end of period	1,525	23	1,661	1,566	1,018	478
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$12.16	$12.45	$10.30	$8.38	$12.82
Value at end of period	$13.45	$12.16	$12.45	$10.30	$8.38
Number of accumulation units outstanding at end of period	456	0	0	11	0
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.95	$10.94
Value at end of period	$11.91	$10.95
Number of accumulation units outstanding at end of period	0	132
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.14	$10.95
Value at end of period	$12.43	$11.14
Number of accumulation units outstanding at end of period	4,908	964
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.14	$11.68	$10.77
Value at end of period	$12.66	$11.14	$11.68
Number of accumulation units outstanding at end of period	0	48	6,135
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.24	$11.31
Value at end of period	$12.84	$11.24
Number of accumulation units outstanding at end of period	0	46
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.71	$11.94	$11.02	$9.88	$11.12	$10.64	$10.35
Value at end of period	$13.67	$12.71	$11.94	$11.02	$9.88	$11.12	$10.64
Number of accumulation units outstanding at end of period	22,939	20,152	18,204	15,259	491	122	6

CFI 207

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.59	$11.89	$11.00	$10.01	$11.11	$10.64	$10.68
Value at end of period	$13.56	$12.59	$11.89	$11.00	$10.01	$11.11	$10.64
Number of accumulation units outstanding at end of period	195	0	4,039	0	558	417	279
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$6.85	$7.54
Value at end of period	$8.02	$6.85
Number of accumulation units outstanding at end of period	136	101
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.78	$12.83	$12.67	$12.67
Value at end of period	$12.70	$10.78	$12.83	$12.67
Number of accumulation units outstanding at end of period	874	788	772	718
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.12	$11.50	$10.73
Value at end of period	$13.04	$11.12	$11.50
Number of accumulation units outstanding at end of period	0	32	7
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.21	$15.13	$12.74	$7.53	$15.64	$15.71
Value at end of period	$14.35	$12.21	$15.13	$12.74	$7.53	$15.64
Number of accumulation units outstanding at end of period	7,224	6,888	5,986	5,304	1,171	454
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.60	$14.51	$11.95	$9.62	$13.60
Value at end of period	$17.32	$14.60	$14.51	$11.95	$9.62
Number of accumulation units outstanding at end of period	1,154	990	6,553	609	185
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.34	$8.18	$6.96	$6.28	$9.12	$9.30
Value at end of period	$9.42	$8.34	$8.18	$6.96	$6.28	$9.12
Number of accumulation units outstanding at end of period	9,196	9,602	16,377	11,795	8,456	5,075
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.06	$12.03	$11.09	$9.53	$12.44	$12.83
Value at end of period	$13.24	$12.06	$12.03	$11.09	$9.53	$12.44
Number of accumulation units outstanding at end of period	0	0	0	0	60	10
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.03	$12.27	$9.91
Value at end of period	$13.54	$12.03	$12.27
Number of accumulation units outstanding at end of period	0	0	521
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.36	$10.53	$10.69	$10.83	$10.73	$10.39
Value at end of period	$10.18	$10.36	$10.53	$10.69	$10.83	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	1,013	1,930

CFI 208

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.93	$13.17	$11.52	$8.37	$14.23	$13.55	$12.46
Value at end of period	$14.31	$11.93	$13.17	$11.52	$8.37	$14.23	$13.55
Number of accumulation units outstanding at end of period	1,130	562	494	495	7,953	3,664	84
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.07	$13.65	$12.10	$8.21	$10.84
Value at end of period	$15.84	$14.07	$13.65	$12.10	$8.21
Number of accumulation units outstanding at end of period	0	0	0	0	171
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.64	$13.37	$12.58	$11.31	$11.47	$10.63
Value at end of period	$14.54	$13.64	$13.37	$12.58	$11.31	$11.47
Number of accumulation units outstanding at end of period	936	39	418	419	2,525	273
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.56	$10.15	$8.88	$7.24	$11.24	$11.43
Value at end of period	$10.41	$9.56	$10.15	$8.88	$7.24	$11.24
Number of accumulation units outstanding at end of period	0	0	0	0	1,964	736
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.53	$10.11	$8.84	$7.22	$11.20	$11.40
Value at end of period	$10.37	$9.53	$10.11	$8.84	$7.22	$11.20
Number of accumulation units outstanding at end of period	0	0	1,513	1,118	662	208
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.53	$14.85	$12.66	$7.69	$11.05	$10.56	$10.23
Value at end of period	$16.63	$14.53	$14.85	$12.66	$7.69	$11.05	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	178
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.85	$10.51	$9.03	$7.32	$11.07	$11.22
Value at end of period	$10.79	$9.85	$10.51	$9.03	$7.32	$11.07
Number of accumulation units outstanding at end of period	0	0	0	0	592	426
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.82	$10.47	$8.99	$7.28	$11.03	$11.18
Value at end of period	$10.76	$9.82	$10.47	$8.99	$7.28	$11.03
Number of accumulation units outstanding at end of period	2,878	2,689	3,714	3,313	1,074	301
ING REAL ESTATE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.39	$16.10	$12.79	$9.98	$15.58	$18.89	$18.71
Value at end of period	$19.81	$17.39	$16.10	$12.79	$9.98	$15.58	$18.89
Number of accumulation units outstanding at end of period	1,282	1,096	942	686	2,591	1,255	1,623
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.30	$13.82
Value at end of period	$16.14	$14.30
Number of accumulation units outstanding at end of period	114	98

CFI 209

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.07	$8.97	$8.11	$8.11
Value at end of period	$10.33	$9.07	$8.97	$8.11
Number of accumulation units outstanding at end of period	8,893	8,322	8,410	8,783
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$12.91	$13.81
Value at end of period	$14.79	$12.91
Number of accumulation units outstanding at end of period	34	16
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.74	$10.18
Value at end of period	$11.24	$9.74
Number of accumulation units outstanding at end of period	81	69
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.22	$10.78
Value at end of period	$11.69	$10.22
Number of accumulation units outstanding at end of period	77	65
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.73	$15.29	$12.44	$9.87	$14.49	$13.65
Value at end of period	$16.67	$14.73	$15.29	$12.44	$9.87	$14.49
Number of accumulation units outstanding at end of period	3,321	2,267	3,899	1,950	6,097	2,716
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07	$11.30	$10.79
Value at end of period	$12.17	$11.07	$11.30
Number of accumulation units outstanding at end of period	1,682	1,623	4,535
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$11.76	$11.04
Value at end of period	$12.60	$11.25	$11.76
Number of accumulation units outstanding at end of period	1,058	902	17,301
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.26	$11.97	$11.20
Value at end of period	$12.79	$11.26	$11.97
Number of accumulation units outstanding at end of period	2,365	1,728	12,732
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.30	$12.08	$11.25
Value at end of period	$12.88	$11.30	$12.08
Number of accumulation units outstanding at end of period	585	198	5,682
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.85	$10.95	$10.49
Value at end of period	$11.75	$10.85	$10.95
Number of accumulation units outstanding at end of period	0	0	2,071

CFI 210

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.58	$11.53	$10.52	$9.05	$12.00	$11.48
Value at end of period	$12.83	$11.58	$11.53	$10.52	$9.05	$12.00
Number of accumulation units outstanding at end of period	36,533	33,704	30,262	25,040	282	129
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.95	$11.43	$10.25	$8.30	$13.15	$12.63
Value at end of period	$12.42	$10.95	$11.43	$10.25	$8.30	$13.15
Number of accumulation units outstanding at end of period	17,928	18,145	18,570	17,594	163	50
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.26	$11.48	$10.39	$8.64	$12.08
Value at end of period	$12.62	$11.26	$11.48	$10.39	$8.64
Number of accumulation units outstanding at end of period	21,771	17,826	16,712	12,723	29
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37	$11.79
Value at end of period	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	0	270	9,352	2,634	10,245	4,872	397
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.68	$12.27	$9.66	$6.68	$11.52
Value at end of period	$13.40	$11.68	$12.27	$9.66	$6.68
Number of accumulation units outstanding at end of period	160	126	100	70	21
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.93	$13.18
Value at end of period	$14.81	$12.93
Number of accumulation units outstanding at end of period	0	32
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.89	$12.16	$10.71	$8.68	$13.04
Value at end of period	$13.76	$11.89	$12.16	$10.71	$8.68
Number of accumulation units outstanding at end of period	0	0	0	0	108
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.16	$12.47	$10.83	$7.68	$13.49	$12.45	$12.49
Value at end of period	$14.25	$12.16	$12.47	$10.83	$7.68	$13.49	$12.45
Number of accumulation units outstanding at end of period	0	0	4,095	3,475	3,086	845	253
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.91	$13.76	$12.25	$9.02	$18.10	$15.21	$14.90
Value at end of period	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.21
Number of accumulation units outstanding at end of period	0	0	0	0	834	477	224
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.05	$10.44	$9.73	$7.47	$12.73	$12.12
Value at end of period	$10.61	$9.05	$10.44	$9.73	$7.47	$12.73
Number of accumulation units outstanding at end of period	0	2	2,480	2,208	1,872	438

CFI 211

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.94	$13.88	$13.03	$9.96	$16.72	$17.00
Value at end of period	$15.57	$12.94	$13.88	$13.03	$9.96	$16.72
Number of accumulation units outstanding at end of period	3,873	3,611	3,057	2,843	1,723	1,404
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.75	$11.19
Value at end of period	$12.02	$11.75
Number of accumulation units outstanding at end of period	2,121	48
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.10	$14.16	$12.75	$9.93	$13.88	$12.72
Value at end of period	$14.26	$13.10	$14.16	$12.75	$9.93	$13.88
Number of accumulation units outstanding at end of period	0	0	0	0	3,230	1,493
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.23	$12.92	$10.43	$8.35	$13.99	$14.59
Value at end of period	$13.81	$12.23	$12.92	$10.43	$8.35	$13.99
Number of accumulation units outstanding at end of period	0	0	1,201	906	464	372
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.71	$16.42	$14.99	$12.57	$17.41	$16.57
Value at end of period	$17.55	$15.71	$16.42	$14.99	$12.57	$17.41
Number of accumulation units outstanding at end of period	0	0	2,937	1,571	1,129	530
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.09	$10.56	$8.75	$6.82	$11.34	$11.35
Value at end of period	$11.00	$10.09	$10.56	$8.75	$6.82	$11.34
Number of accumulation units outstanding at end of period	5,781	5,512	4,687	3,720	101	18
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.70	$15.06	$13.57	$13.04
Value at end of period	$16.30	$13.70	$15.06	$13.57
Number of accumulation units outstanding at end of period	1	2	2	2
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$27.33	$33.84	$27.03	$15.08	$29.43	$22.30	$19.67
Value at end of period	$32.57	$27.33	$33.84	$27.03	$15.08	$29.43	$22.30
Number of accumulation units outstanding at end of period	1,121	805	685	542	1,808	2,529	1,066
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.14
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	575
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.81	$12.20	$11.06	$9.24	$13.53	$12.53	$11.92
Value at end of period	$12.96	$11.81	$12.20	$11.06	$9.24	$13.53	$12.53
Number of accumulation units outstanding at end of period	2,360	2,555	3,860	3,017	1,960	1,150	507

CFI 212

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.75	$10.27	$9.00	$5.23	$11.94
Value at end of period	$8.54	$7.75	$10.27	$9.00	$5.23
Number of accumulation units outstanding at end of period	0	0	0	0	293
PIONEER HIGH YIELD FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.46	$13.89	$11.98	$7.50	$12.07	$11.45	$11.45
Value at end of period	$15.26	$13.46	$13.89	$11.98	$7.50	$12.07	$11.45
Number of accumulation units outstanding at end of period	10,896	10,912	11,971	9,933	724	425	324
ROYCE TOTAL RETURN FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.31	$12.27
Value at end of period	$13.89	$12.31
Number of accumulation units outstanding at end of period	0	3
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.94	$12.74	$11.51	$8.69	$14.47	$13.24	$13.29
Value at end of period	$14.18	$11.94	$12.74	$11.51	$8.69	$14.47	$13.24
Number of accumulation units outstanding at end of period	2,260	1,841	10,672	6,647	2,227	757	234
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.31	$12.80	$11.61	$9.47	$13.54	$13.26	$13.23
Value at end of period	$14.67	$13.31	$12.80	$11.61	$9.47	$13.54	$13.26
Number of accumulation units outstanding at end of period	9,918	8,816	13,051	10,756	4,214	2,770	1,528
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.76	$11.16	$10.00	$9.54
Value at end of period	$13.03	$11.76	$11.16	$10.00
Number of accumulation units outstanding at end of period	2	2	3	3
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.70	$14.21	$11.76	$9.18	$13.66	$15.08	$15.01
Value at end of period	$15.32	$13.70	$14.21	$11.76	$9.18	$13.66	$15.08
Number of accumulation units outstanding at end of period	0	0	0	0	1,803	1,408	1,129

		TABLE 26
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.25%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.25	$9.01
Value at end of period	$9.35	$8.25
Number of accumulation units outstanding at end of period	679	410
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.59	$10.17	$9.13	$7.66	$13.11	$12.61	$11.02
Value at end of period	$12.27	$10.59	$10.17	$9.13	$7.66	$13.11	$12.61
Number of accumulation units outstanding at end of period	0	0	1,142	1,389	1,059	787	1,588

CFI 213

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMANA GROWTH FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.52	$13.98	$13.18
Value at end of period	$14.81	$13.52	$13.98
Number of accumulation units outstanding at end of period	521	843	7
AMANA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.31	$13.25	$11.06
Value at end of period	$14.37	$13.31	$13.25
Number of accumulation units outstanding at end of period	679	551	289
AMERICAN BALANCED FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.23	$11.97	$10.76	$9.02	$12.34	$11.76	$10.69	$10.52	$9.91
Value at end of period	$13.75	$12.23	$11.97	$10.76	$9.02	$12.34	$11.76	$10.69	$10.52
Number of accumulation units outstanding at end of period	10,915	1,802	7,493	5,919	5,694	3,969	5,214	893	90
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.32	$11.08	$10.76
Value at end of period	$12.93	$12.32	$11.08
Number of accumulation units outstanding at end of period	1,474	4,224	2,756
ARIEL APPRECIATION FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$12.83	$10.90	$6.80	$11.66	$12.01	$11.00	$10.46
Value at end of period	$13.74	$11.70	$12.83	$10.90	$6.80	$11.66	$12.01	$11.00
Number of accumulation units outstanding at end of period	1,075	202	296	267	131	0	438	191
ARIEL FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.78	$12.35	$9.97	$6.20	$12.17	$12.58	$11.58	$11.66	$10.71
Value at end of period	$12.76	$10.78	$12.35	$9.97	$6.20	$12.17	$12.58	$11.58	$11.66
Number of accumulation units outstanding at end of period	131	728	78	979	1,638	2	2,080	0	1,141
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.63	$13.82	$12.85
Value at end of period	$15.60	$12.63	$13.82
Number of accumulation units outstanding at end of period	71	108	137
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.72
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	650
CAPITAL WORLD GROWTH AND INCOME FUNDSM
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.34	$13.56	$12.98
Value at end of period	$14.48	$12.34	$13.56
Number of accumulation units outstanding at end of period	464	1,936	484
COLUMBIASM ACORN® FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.34	$13.52
Value at end of period	$14.30	$12.34
Number of accumulation units outstanding at end of period	18	8

CFI 214

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.05	$9.59	$7.92	$5.22
Value at end of period	$10.39	$9.05	$9.59	$7.92
Number of accumulation units outstanding at end of period	1,089	1,629	1,565	308
CRM MID CAP VALUE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.93	$14.96
Value at end of period	$14.99	$12.93
Number of accumulation units outstanding at end of period	498	384
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.71	$10.08
Value at end of period	$11.54	$9.71
Number of accumulation units outstanding at end of period	323	334
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.39	$13.19
Value at end of period	$14.13	$12.39
Number of accumulation units outstanding at end of period	57	33
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.14	$16.62	$15.43	$11.26	$19.24	$16.43	$14.06
Value at end of period	$16.60	$14.14	$16.62	$15.43	$11.26	$19.24	$16.43
Number of accumulation units outstanding at end of period	4,625	10,581	18,796	10,523	9,893	1,774	2,043
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.87	$12.57
Value at end of period	$13.55	$11.87
Number of accumulation units outstanding at end of period	178	36
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.82	$14.42	$12.51	$9.37	$16.57	$14.32	$13.04	$11.33	$10.31
Value at end of period	$15.83	$13.82	$14.42	$12.51	$9.37	$16.57	$14.32	$13.04	$11.33
Number of accumulation units outstanding at end of period	5,522	9,204	34,205	27,695	33,294	15,362	9,788	3,337	656
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.83	$10.91	$9.63	$7.52	$13.33	$13.35	$11.29	$10.84	$9.92
Value at end of period	$12.50	$10.83	$10.91	$9.63	$7.52	$13.33	$13.35	$11.29	$10.84
Number of accumulation units outstanding at end of period	57	1,400	6,967	4,848	3,799	3,404	3,662	528	38
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.56	$10.72	$8.77	$6.95	$13.38	$10.72	$10.19	$9.80	$9.50
Value at end of period	$11.92	$10.56	$10.72	$8.77	$6.95	$13.38	$10.72	$10.19	$9.80
Number of accumulation units outstanding at end of period	43	34	137	1,485	903	454	69	45	49
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.54	$15.33	$12.13	$9.53	$14.43	$15.00	$13.01	$12.14	$10.22
Value at end of period	$16.96	$14.54	$15.33	$12.13	$9.53	$14.43	$15.00	$13.01	$12.14
Number of accumulation units outstanding at end of period	742	2,607	5,123	3,698	571	266	102	1,019	18

CFI 215

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.09	$13.96	$11.03	$7.82	$13.80	$12.54	$11.83	$11.99
Value at end of period	$14.29	$13.09	$13.96	$11.03	$7.82	$13.80	$12.54	$11.83
Number of accumulation units outstanding at end of period	31	31	2,976	2,961	3,146	2,390	1,916	58
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.66	$8.97
Value at end of period	$9.99	$8.66
Number of accumulation units outstanding at end of period	1,558	873
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.19	$15.89	$13.18	$9.84	$13.57	$14.15	$12.41	$11.44
Value at end of period	$17.46	$15.19	$15.89	$13.18	$9.84	$13.57	$14.15	$12.41
Number of accumulation units outstanding at end of period	396	1,249	1,098	481	530	716	125	13
ING BALANCED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.16	$11.48	$10.21	$8.69	$12.27	$11.80	$10.85
Value at end of period	$12.49	$11.16	$11.48	$10.21	$8.69	$12.27	$11.80
Number of accumulation units outstanding at end of period	0	0	200	2,299	1,349	1,782	939
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.98	$14.84	$11.88	$8.89	$15.33	$14.63	$13.22
Value at end of period	$17.70	$14.98	$14.84	$11.88	$8.89	$15.33	$14.63
Number of accumulation units outstanding at end of period	399	1,341	4,921	446	2,033	141	580
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.26	$11.86	$11.23	$9.48	$12.43
Value at end of period	$14.36	$12.26	$11.86	$11.23	$9.48
Number of accumulation units outstanding at end of period	0	0	480	105	2,129
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.03
Value at end of period	$14.96
Number of accumulation units outstanding at end of period	116
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.97	$13.55	$11.59	$7.69	$12.96	$11.05	$10.83
Value at end of period	$12.73	$11.97	$13.55	$11.59	$7.69	$12.96	$11.05
Number of accumulation units outstanding at end of period	254	290	1,738	2,379	3,868	883	403
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.08	$10.26	$8.12	$6.06	$9.99	$12.30	$12.10
Value at end of period	$12.63	$11.08	$10.26	$8.12	$6.06	$9.99	$12.30
Number of accumulation units outstanding at end of period	1	1	3,052	213	9,845	145	1,240
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.79	$15.04	$13.53	$10.47
Value at end of period	$17.16	$14.79	$15.04	$13.53
Number of accumulation units outstanding at end of period	542	826	1,152	154

CFI 216

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00	$10.62	$9.60	$7.38	$12.30	$11.96	$10.64	$9.93
Value at end of period	$11.08	$10.00	$10.62	$9.60	$7.38	$12.30	$11.96	$10.64
Number of accumulation units outstanding at end of period	109	2,993	3,060	0	554	264	328	158
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.54	$15.40	$12.16	$8.85	$14.73	$15.07
Value at end of period	$15.32	$13.54	$15.40	$12.16	$8.85	$14.73
Number of accumulation units outstanding at end of period	1,397	3,893	6,937	1,680	3,768	469
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.03	$11.76	$10.38
Value at end of period	$12.78	$12.03	$11.76
Number of accumulation units outstanding at end of period	3,434	3,617	6,261
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.23	$14.76	$11.61
Value at end of period	$12.68	$13.23	$14.76
Number of accumulation units outstanding at end of period	0	1,315	739
ING GNMA INCOME FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.42	$12.65	$12.06	$11.63	$11.02	$10.55	$10.30
Value at end of period	$13.63	$13.42	$12.65	$12.06	$11.63	$11.02	$10.55
Number of accumulation units outstanding at end of period	4	1,212	5,060	3,489	2,672	2,194	1,988
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.63	$13.45
Value at end of period	$15.52	$13.63
Number of accumulation units outstanding at end of period	0	1,183
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.65	$10.84	$9.67	$7.98	$12.92	$12.51	$11.10	$10.70	$9.90
Value at end of period	$11.99	$10.65	$10.84	$9.67	$7.98	$12.92	$12.51	$11.10	$10.70
Number of accumulation units outstanding at end of period	3,214	2,675	2,410	3,945	3,174	1,546	1,753	39	30
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.74	$13.10	$10.92	$8.43	$13.73	$13.23	$12.29	$11.24	$10.10
Value at end of period	$14.74	$12.74	$13.10	$10.92	$8.43	$13.73	$13.23	$12.29	$11.24
Number of accumulation units outstanding at end of period	1,860	1,155	1,573	2,945	1,822	1,324	1,683	892	17
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.11	$12.41	$10.27	$8.36	$12.80	$13.87	$12.39	$11.99
Value at end of period	$13.39	$12.11	$12.41	$10.27	$8.36	$12.80	$13.87	$12.39
Number of accumulation units outstanding at end of period	1,063	1,742	2,887	2,919	2,040	491	242	400
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.94	$11.01	$10.66
Value at end of period	$11.89	$10.94	$11.01
Number of accumulation units outstanding at end of period	1,231	2,309	909

CFI 217

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.13	$11.47	$11.34
Value at end of period	$12.41	$11.13	$11.47
Number of accumulation units outstanding at end of period	1,429	2,725	264
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.13	$11.77
Value at end of period	$12.65	$11.13
Number of accumulation units outstanding at end of period	1,300	937
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.23	$11.99
Value at end of period	$12.82	$11.23
Number of accumulation units outstanding at end of period	295	298
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.84	$10.71	$10.58
Value at end of period	$11.60	$10.84	$10.71
Number of accumulation units outstanding at end of period	4	117	29
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.66	$11.90	$10.98	$9.86	$11.09	$10.89
Value at end of period	$13.61	$12.66	$11.90	$10.98	$9.86	$11.09
Number of accumulation units outstanding at end of period	105	3,309	5,153	3,550	16,144	657
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.54	$11.85	$10.96	$9.98	$11.09	$10.63	$10.37	$10.25
Value at end of period	$13.50	$12.54	$11.85	$10.96	$9.98	$11.09	$10.63	$10.37
Number of accumulation units outstanding at end of period	8,145	585	1,114	1,007	747	448	357	1,023
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$7.55
Value at end of period	$8.00
Number of accumulation units outstanding at end of period	645
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.29	$16.35	$13.29	$9.25	$19.45	$17.87	$14.35	$12.38
Value at end of period	$15.78	$13.29	$16.35	$13.29	$9.25	$19.45	$17.87	$14.35
Number of accumulation units outstanding at end of period	0	0	738	924	659	2,749	4	1,148
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.74	$12.79	$12.63	$10.06	$17.79	$15.88	$12.42	$11.49	$10.22
Value at end of period	$12.64	$10.74	$12.79	$12.63	$10.06	$17.79	$15.88	$12.42	$11.49
Number of accumulation units outstanding at end of period	0	0	471	276	768	287	87	6	7
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.08	$11.46	$10.08	$7.94	$12.65	$13.11	$11.46	$11.21	$9.89
Value at end of period	$12.98	$11.08	$11.46	$10.08	$7.94	$12.65	$13.11	$11.46	$11.21
Number of accumulation units outstanding at end of period	188	0	675	87	643	259	6	38	36

CFI 218

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.17	$15.10	$12.72	$7.52	$15.63	$11.43	$11.14
Value at end of period	$14.30	$12.17	$15.10	$12.72	$7.52	$15.63	$11.43
Number of accumulation units outstanding at end of period	712	3,528	5,365	2,897	10,002	156	673
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.54	$14.46	$11.91	$9.60	$14.52	$14.45
Value at end of period	$17.24	$14.54	$14.46	$11.91	$9.60	$14.52
Number of accumulation units outstanding at end of period	351	0	2,084	49	99	132
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.32	$8.17	$6.95	$6.27	$9.11	$9.29
Value at end of period	$9.39	$8.32	$8.17	$6.95	$6.27	$9.11
Number of accumulation units outstanding at end of period	1,053	709	5,216	3,762	8,489	1,333
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.41	$11.76	$9.85
Value at end of period	$12.66	$11.41	$11.76
Number of accumulation units outstanding at end of period	98	991	1,445
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.01	$11.99	$11.06	$9.51	$12.41	$12.10	$10.95	$10.66
Value at end of period	$13.18	$12.01	$11.99	$11.06	$9.51	$12.41	$12.10	$10.95
Number of accumulation units outstanding at end of period	822	975	1,011	67	0	0	16	7
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.02	$12.26	$9.90
Value at end of period	$13.52	$12.02	$12.26
Number of accumulation units outstanding at end of period	207	100	1,821
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.32	$10.50	$10.65	$10.81	$10.81
Value at end of period	$10.14	$10.32	$10.50	$10.65	$10.81
Number of accumulation units outstanding at end of period	0	0	3,210	2,311	487
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$13.14	$11.49	$8.36	$14.21	$13.54	$11.65	$10.03
Value at end of period	$14.25	$11.89	$13.14	$11.49	$8.36	$14.21	$13.54	$11.65
Number of accumulation units outstanding at end of period	599	1,189	5,304	2,755	2,194	1,980	2,226	1,719
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.03	$13.62	$12.08	$8.20	$10.73	$10.56	$10.52
Value at end of period	$15.78	$14.03	$13.62	$12.08	$8.20	$10.73	$10.56
Number of accumulation units outstanding at end of period	3,799	987	2,672	175	0	0	570
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.59	$13.33	$12.55	$11.28	$11.44	$10.59	$10.31	$10.23	$9.80
Value at end of period	$14.48	$13.59	$13.33	$12.55	$11.28	$11.44	$10.59	$10.31	$10.23
Number of accumulation units outstanding at end of period	4,785	13,667	19,179	7,899	15,560	13,656	12,373	2,251	89

CFI 219

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.54	$10.13	$8.86	$7.23	$10.07
Value at end of period	$10.37	$9.54	$10.13	$8.86	$7.23
Number of accumulation units outstanding at end of period	0	0	1,768	1,726	1,414
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.50	$10.09	$8.83	$6.30
Value at end of period	$10.34	$9.50	$10.09	$8.83
Number of accumulation units outstanding at end of period	1,949	1,856	2,017	519
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.49	$14.81	$12.64	$7.68	$11.04	$11.17
Value at end of period	$16.57	$14.49	$14.81	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	777	611	2,309	1,355	938	480
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.82	$10.49	$9.02	$7.31	$11.06	$11.22
Value at end of period	$10.75	$9.82	$10.49	$9.02	$7.31	$11.06
Number of accumulation units outstanding at end of period	126	126	4,913	2,076	2,038	488
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.79	$10.44	$8.98	$7.27	$11.02	$11.17
Value at end of period	$10.72	$9.79	$10.44	$8.98	$7.27	$11.02
Number of accumulation units outstanding at end of period	95	3,026	159	7	2,008	2
ING REAL ESTATE FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$17.32	$16.04	$12.75	$9.96	$15.55	$18.87	$14.04	$14.12
Value at end of period	$19.72	$17.32	$16.04	$12.75	$9.96	$15.55	$18.87	$14.04
Number of accumulation units outstanding at end of period	60	43	838	846	722	605	337	704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.05	$8.96	$8.11	$6.88
Value at end of period	$10.31	$9.05	$8.96	$8.11
Number of accumulation units outstanding at end of period	539	469	1,655	1,397
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.72	$10.06	$8.46
Value at end of period	$11.21	$9.72	$10.06
Number of accumulation units outstanding at end of period	66	700	925
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.20	$10.78	$8.41
Value at end of period	$11.66	$10.20	$10.78
Number of accumulation units outstanding at end of period	63	2,096	1,566
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.67	$15.24	$12.40	$9.85	$14.46	$13.83	$12.56
Value at end of period	$16.59	$14.67	$15.24	$12.40	$9.85	$14.46	$13.83
Number of accumulation units outstanding at end of period	1,239	1,836	1,882	2,284	2,720	493	268

CFI 220

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.06	$11.30	$10.78
Value at end of period	$12.15	$11.06	$11.30
Number of accumulation units outstanding at end of period	11,928	13,295	21,858
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24	$11.76	$11.04
Value at end of period	$12.58	$11.24	$11.76
Number of accumulation units outstanding at end of period	18,923	27,097	15,857
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$11.96	$11.20
Value at end of period	$12.77	$11.25	$11.96
Number of accumulation units outstanding at end of period	15,413	16,588	31,725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.29	$12.08	$11.25
Value at end of period	$12.86	$11.29	$12.08
Number of accumulation units outstanding at end of period	18,106	16,133	21,654
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.77	$11.51	$11.37
Value at end of period	$12.26	$10.77	$11.51
Number of accumulation units outstanding at end of period	224	130	34
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.84	$10.95	$10.49
Value at end of period	$11.73	$10.84	$10.95
Number of accumulation units outstanding at end of period	3,145	2,659	2,133
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$11.49	$10.49	$9.03	$11.98	$11.48	$10.74	$10.37
Value at end of period	$12.77	$11.53	$11.49	$10.49	$9.03	$11.98	$11.48	$10.74
Number of accumulation units outstanding at end of period	3,904	2,710	4,566	3,205	28,856	3,617	3,395	129
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.91	$11.39	$10.22	$8.28	$13.13	$12.67	$11.35	$10.64
Value at end of period	$12.37	$10.91	$11.39	$10.22	$8.28	$13.13	$12.67	$11.35
Number of accumulation units outstanding at end of period	6,466	1,292	2,236	1,661	18,430	3,643	3,894	494
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.22	$11.44	$10.36	$8.62	$12.58	$12.09	$11.03	$10.52
Value at end of period	$12.57	$11.22	$11.44	$10.36	$8.62	$12.58	$12.09	$11.03
Number of accumulation units outstanding at end of period	13,579	6,057	23,577	17,614	40,701	27,473	29,895	4,011
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$11.09
Value at end of period	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36
Number of accumulation units outstanding at end of period	5,005	7,739	17,833	12,197	10,808	4,201	1,894

CFI 221

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.64	$12.24	$9.64	$6.67	$11.88	$12.15
Value at end of period	$13.35	$11.64	$12.24	$9.64	$6.67	$11.88
Number of accumulation units outstanding at end of period	0	0	1,728	1,527	44	63
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.88	$13.57	$10.73	$7.44	$13.28	$11.90	$11.05	$10.27	$9.56
Value at end of period	$14.74	$12.88	$13.57	$10.73	$7.44	$13.28	$11.90	$11.05	$10.27
Number of accumulation units outstanding at end of period	0	0	38	32	38	32	28	24	18
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.84	$12.11	$10.68	$8.66	$13.65	$13.43	$11.78
Value at end of period	$13.70	$11.84	$12.11	$10.68	$8.66	$13.65	$13.43
Number of accumulation units outstanding at end of period	3,142	5,875	5,685	1,179	1,500	192	2,803
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.11	$12.43	$10.79	$7.66	$13.46	$12.44	$11.14	$10.65	$10.03
Value at end of period	$14.19	$12.11	$12.43	$10.79	$7.66	$13.46	$12.44	$11.14	$10.65
Number of accumulation units outstanding at end of period	1,425	1,728	5,918	6,350	4,265	1,533	1,810	191	10
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.87	$13.72	$12.23	$9.01	$18.08	$15.20	$12.42	$12.36
Value at end of period	$13.91	$11.87	$13.72	$12.23	$9.01	$18.08	$15.20	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	113
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.03	$10.41	$8.57
Value at end of period	$10.58	$9.03	$10.41
Number of accumulation units outstanding at end of period	45	33	21
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.90	$13.85	$13.01	$9.94	$16.70	$16.99
Value at end of period	$15.51	$12.90	$13.85	$13.01	$9.94	$16.70
Number of accumulation units outstanding at end of period	153	173	1,799	1,846	4,046	1,781
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.61	$9.26	$8.70	$6.66	$11.18	$11.56
Value at end of period	$10.34	$8.61	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	0	0	0	15	9	4
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.73	$11.10	$11.31
Value at end of period	$12.00	$11.73	$11.10
Number of accumulation units outstanding at end of period	0	1,468	740
INVESCO ENDEAVOR FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.01
Value at end of period	$14.15
Number of accumulation units outstanding at end of period	18

CFI 222

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$32.75	$31.88	$30.90	$24.59	$34.82	$31.70	$31.36
Value at end of period	$39.00	$32.75	$31.88	$30.90	$24.59	$34.82	$31.70
Number of accumulation units outstanding at end of period	0	0	1,364	762	728	616	792
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.04	$14.11	$12.72	$9.91	$13.85	$13.72
Value at end of period	$14.20	$13.04	$14.11	$12.72	$9.91	$13.85
Number of accumulation units outstanding at end of period	0	263	179	72	4	2
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.81	$16.37	$12.78
Value at end of period	$17.88	$14.81	$16.37
Number of accumulation units outstanding at end of period	0	1,421	423
LORD ABBETT CORE FIXED INCOME FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.52	$9.93
Value at end of period	$10.97	$10.52
Number of accumulation units outstanding at end of period	24	14
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.01	$14.20
Value at end of period	$15.25	$14.01
Number of accumulation units outstanding at end of period	210	124
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.18	$12.87	$10.40	$8.33	$13.96	$14.09	$12.72	$11.93	$10.28
Value at end of period	$13.75	$12.18	$12.87	$10.40	$8.33	$13.96	$14.09	$12.72	$11.93
Number of accumulation units outstanding at end of period	110	86	60	0	0	0	198	1,227	1,162
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.23	$18.33	$14.73	$11.51	$16.95	$15.57	$13.12	$11.50
Value at end of period	$18.78	$17.23	$18.33	$14.73	$11.51	$16.95	$15.57	$13.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	177	86
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.06	$12.08	$10.74	$7.76	$12.50	$11.38	$10.97
Value at end of period	$13.89	$12.06	$12.08	$10.74	$7.76	$12.50	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	53
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.65	$16.36	$14.95	$12.54	$17.37	$15.88	$13.10	$12.04
Value at end of period	$17.47	$15.65	$16.36	$14.95	$12.54	$17.37	$15.88	$13.10
Number of accumulation units outstanding at end of period	409	268	1,227	939	475	416	1,262	8
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.06	$10.54	$8.74	$6.81	$10.28
Value at end of period	$10.97	$10.06	$10.54	$8.74	$6.81
Number of accumulation units outstanding at end of period	1,311	1,699	1,306	153	3,577

CFI 223

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.65	$15.01	$13.53	$9.99	$14.93
Value at end of period	$16.23	$13.65	$15.01	$13.53	$9.99
Number of accumulation units outstanding at end of period	1,255	1,505	6,542	2,355	1,436
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.93	$10.23	$9.51	$6.72	$12.61	$11.24	$10.79
Value at end of period	$11.12	$9.93	$10.23	$9.51	$6.72	$12.61	$11.24
Number of accumulation units outstanding at end of period	0	0	2,454	2,361	1,202	1,131	1,062
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$27.23	$33.73	$26.95	$15.04	$29.37	$22.27	$18.04	$12.96	$9.51
Value at end of period	$32.43	$27.23	$33.73	$26.95	$15.04	$29.37	$22.27	$18.04	$12.96
Number of accumulation units outstanding at end of period	628	1,391	2,287	560	731	771	1,404	1,200	456
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.11
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	241
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.52	$10.71	$10.52
Value at end of period	$11.49	$10.52	$10.71
Number of accumulation units outstanding at end of period	551	621	114
PAX WORLD BALANCED FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.76	$12.16	$11.02	$9.22	$13.50	$12.88
Value at end of period	$12.90	$11.76	$12.16	$11.02	$9.22	$13.50
Number of accumulation units outstanding at end of period	2,609	1,097	4,584	2,818	1,919	5
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.95	$12.69	$11.91	$10.22	$11.16	$10.98
Value at end of period	$14.95	$13.95	$12.69	$11.91	$10.22	$11.16
Number of accumulation units outstanding at end of period	2,859	4,823	8,366	126	59	32
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.73	$10.25	$8.99	$8.31
Value at end of period	$8.52	$7.73	$10.25	$8.99
Number of accumulation units outstanding at end of period	544	730	641	112
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.40	$13.84	$11.94	$7.48	$12.04	$11.43	$10.49	$10.28
Value at end of period	$15.19	$13.40	$13.84	$11.94	$7.48	$12.04	$11.43	$10.49
Number of accumulation units outstanding at end of period	625	611	512	277	7,587	27	12	5
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.20	$15.18	$13.27	$9.20	$14.30	$14.47	$12.24	$11.24
Value at end of period	$16.69	$14.20	$15.18	$13.27	$9.20	$14.30	$14.47	$12.24
Number of accumulation units outstanding at end of period	0	77	64	0	0	0	1,027	525

CFI 224

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON FOREIGN FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.23	$14.22	$13.29	$9.01	$16.95	$14.67	$12.41	$11.31
Value at end of period	$14.29	$12.23	$14.22	$13.29	$9.01	$16.95	$14.67	$12.41
Number of accumulation units outstanding at end of period	586	1,095	794	201	484	342	621	310
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.89	$12.69	$11.48	$8.67	$14.44	$13.23	$12.11	$10.76	$9.99
Value at end of period	$14.11	$11.89	$12.69	$11.48	$8.67	$14.44	$13.23	$12.11	$10.76
Number of accumulation units outstanding at end of period	8,749	12,374	15,734	6,878	6,192	1,786	7,788	1,388	2,617
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.26	$12.76	$11.58	$9.45	$13.51	$13.24	$11.18	$10.99	$9.86
Value at end of period	$14.61	$13.26	$12.76	$11.58	$9.45	$13.51	$13.24	$11.18	$10.99
Number of accumulation units outstanding at end of period	2,830	5,790	12,076	7,319	10,912	3,022	2,205	3,742	365
THORNBURG INTERNATIONAL VALUE FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.97
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	317
VICTORY SMALL COMPANY OPPORTUNITY FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.06
Value at end of period	$13.81
Number of accumulation units outstanding at end of period	247
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.58	$10.20	$8.28	$7.85
Value at end of period	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	687	1,979	1,598	110
WANGER USA
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.38	$16.43
Value at end of period	$18.19	$15.38
Number of accumulation units outstanding at end of period	236	158
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.72	$11.12	$9.97	$8.51	$12.93	$12.63	$10.88	$10.41
Value at end of period	$12.97	$11.72	$11.12	$9.97	$8.51	$12.93	$12.63	$10.88
Number of accumulation units outstanding at end of period	2,083	5,117	3,995	1,165	745	696	1,254	576
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.65	$14.16	$11.72	$9.16	$13.63	$15.05	$12.59	$11.57	$10.14
Value at end of period	$15.25	$13.65	$14.16	$11.72	$9.16	$13.63	$15.05	$12.59	$11.57
Number of accumulation units outstanding at end of period	0	0	1,643	1,605	1,516	1,288	1,115	1,124	105

CFI 225

	Condensed Financial Information (continued)

		TABLE 27
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.30%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.55	$10.14	$9.45
Value at end of period	$12.21	$10.55	$10.14
Number of accumulation units outstanding at end of period	0	0	6,966
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.93
Value at end of period	$18.84
Number of accumulation units outstanding at end of period	9
AMANA INCOME FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.29	$13.24	$11.98	$11.64
Value at end of period	$14.35	$13.29	$13.24	$11.98
Number of accumulation units outstanding at end of period	0	0	760	464
AMERICAN BALANCED FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.19	$11.93	$10.73	$9.00	$12.31	$11.74	$10.68	$10.52	$9.96
Value at end of period	$13.69	$12.19	$11.93	$10.73	$9.00	$12.31	$11.74	$10.68	$10.52
Number of accumulation units outstanding at end of period	0	9,761	10,655	7,129	6,033	4,510	58,169	49,262	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.30	$11.07	$10.67	$10.69
Value at end of period	$12.91	$12.30	$11.07	$10.67
Number of accumulation units outstanding at end of period	0	0	704	500
ARIEL FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74	$12.31	$9.94	$6.18	$12.14	$12.56	$11.57	$11.55
Value at end of period	$12.71	$10.74	$12.31	$9.94	$6.18	$12.14	$12.56	$11.57
Number of accumulation units outstanding at end of period	91	91	91	91	182	30	9,855	9,882
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.07
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	177
DODGE & COX STOCK FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.62
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	322
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.09	$16.56	$15.38	$11.24	$19.20	$16.40	$14.83
Value at end of period	$16.53	$14.09	$16.56	$15.38	$11.24	$19.20	$16.40
Number of accumulation units outstanding at end of period	175	0	4,926	191	0	0	472

CFI 226

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.77	$14.37	$12.47	$9.34	$16.54	$14.30	$13.02	$11.33	$10.42
Value at end of period	$15.76	$13.77	$14.37	$12.47	$9.34	$16.54	$14.30	$13.02	$11.33
Number of accumulation units outstanding at end of period	422	1,091	14,887	851	732	497	25,693	17,713	35
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.27
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	147
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.48	$15.28	$12.09	$9.50	$14.40	$14.98	$14.62
Value at end of period	$16.89	$14.48	$15.28	$12.09	$9.50	$14.40	$14.98
Number of accumulation units outstanding at end of period	112	0	47	0	0	0	54
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.04	$13.92	$11.00	$7.80	$12.77
Value at end of period	$14.23	$13.04	$13.92	$11.00	$7.80
Number of accumulation units outstanding at end of period	0	0	0	0	1,839
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.64	$8.96	$7.98	$7.85
Value at end of period	$9.96	$8.64	$8.96	$7.98
Number of accumulation units outstanding at end of period	0	0	3,897	3,253
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.13	$15.83	$13.15	$12.86
Value at end of period	$17.38	$15.13	$15.83	$13.15
Number of accumulation units outstanding at end of period	0	0	17	9
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.22
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	9
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.92	$14.79	$11.84	$8.87	$15.30	$14.97
Value at end of period	$17.62	$14.92	$14.79	$11.84	$8.87	$15.30
Number of accumulation units outstanding at end of period	169	381	2,909	526	365	263
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.21	$11.82	$11.77
Value at end of period	$14.30	$12.21	$11.82
Number of accumulation units outstanding at end of period	0	0	190
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.80
Value at end of period	$14.93
Number of accumulation units outstanding at end of period	118

CFI 227

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05	$10.23	$9.49
Value at end of period	$12.59	$11.05	$10.23
Number of accumulation units outstanding at end of period	0	0	4,574
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.73	$10.13	$9.44
Value at end of period	$10.97	$9.73	$10.13
Number of accumulation units outstanding at end of period	0	0	3,344
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.96	$10.58	$9.57	$7.37	$7.23
Value at end of period	$11.03	$9.96	$10.58	$9.57	$7.37
Number of accumulation units outstanding at end of period	0	0	0	0	2
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.49	$15.36	$12.13	$8.83	$14.71	$14.25
Value at end of period	$15.26	$13.49	$15.36	$12.13	$8.83	$14.71
Number of accumulation units outstanding at end of period	38	321	3,258	344	292	181
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.00	$11.74	$10.30	$10.26
Value at end of period	$12.75	$12.00	$11.74	$10.30
Number of accumulation units outstanding at end of period	0	0	2,388	1,425
ING GNMA INCOME FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.37	$12.60	$12.02	$11.60	$11.00	$10.53	$10.23	$10.01
Value at end of period	$13.57	$13.37	$12.60	$12.02	$11.60	$11.00	$10.53	$10.23
Number of accumulation units outstanding at end of period	0	0	11,470	0	0	0	17,001	13,840
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.39
Value at end of period	$15.49
Number of accumulation units outstanding at end of period	73
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.61	$10.80	$9.64	$7.96	$12.89	$12.49	$11.09	$10.70	$9.84
Value at end of period	$11.94	$10.61	$10.80	$9.64	$7.96	$12.89	$12.49	$11.09	$10.70
Number of accumulation units outstanding at end of period	1,060	311	4,522	299	287	209	563	52	16
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.69	$13.05	$11.10
Value at end of period	$14.68	$12.69	$13.05
Number of accumulation units outstanding at end of period	119	0	92
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.07	$12.36	$10.78
Value at end of period	$13.33	$12.07	$12.36
Number of accumulation units outstanding at end of period	0	0	1,461

CFI 228

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.93	$11.00	$10.66
Value at end of period	$11.88	$10.93	$11.00
Number of accumulation units outstanding at end of period	2,279	0	1,717
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.12	$11.46	$10.93
Value at end of period	$12.39	$11.12	$11.46
Number of accumulation units outstanding at end of period	1,169	0	1,360
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.12	$11.67	$11.07
Value at end of period	$12.63	$11.12	$11.67
Number of accumulation units outstanding at end of period	295	0	135
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22	$11.88	$11.21
Value at end of period	$12.80	$11.22	$11.88
Number of accumulation units outstanding at end of period	1,752	0	93
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.48
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	16
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.49	$11.81	$10.93	$9.96	$11.06	$10.61	$10.37	$10.22	$10.14
Value at end of period	$13.44	$12.49	$11.81	$10.93	$9.96	$11.06	$10.61	$10.37	$10.22
Number of accumulation units outstanding at end of period	0	1,233	1,207	1,190	3,727	988	857	168	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.70	$12.74	$12.59	$10.03	$17.76	$15.86	$12.41	$11.49	$10.19
Value at end of period	$12.59	$10.70	$12.74	$12.59	$10.03	$17.76	$15.86	$12.41	$11.49
Number of accumulation units outstanding at end of period	0	472	1,770	386	328	195	1,047	80	26
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.03	$11.42	$10.05	$7.92	$12.63	$13.09	$11.76
Value at end of period	$12.92	$11.03	$11.42	$10.05	$7.92	$12.63	$13.09
Number of accumulation units outstanding at end of period	0	0	746	0	0	0	741
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.49	$14.41	$11.88	$9.58	$14.49	$14.34	$13.24
Value at end of period	$17.16	$14.49	$14.41	$11.88	$9.58	$14.49	$14.34
Number of accumulation units outstanding at end of period	693	0	1,263	0	0	0	1,426
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.01	$12.26	$9.90
Value at end of period	$13.50	$12.01	$12.26
Number of accumulation units outstanding at end of period	82	82	412

CFI 229

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.27	$10.46	$10.59
Value at end of period	$10.09	$10.27	$10.46
Number of accumulation units outstanding at end of period	0	0	2,359
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.85	$13.10	$11.46	$8.34	$14.19	$13.52	$11.64	$10.03
Value at end of period	$14.20	$11.85	$13.10	$11.46	$8.34	$14.19	$13.52	$11.64
Number of accumulation units outstanding at end of period	45	468	1,779	461	447	307	2,929	114
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.54	$13.28	$12.51	$11.25	$11.42	$10.58	$10.30	$10.08
Value at end of period	$14.41	$13.54	$13.28	$12.51	$11.25	$11.42	$10.58	$10.30
Number of accumulation units outstanding at end of period	1,222	143	11,285	663	464	37	9,474	7,957
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.80	$10.46	$9.08
Value at end of period	$10.72	$9.80	$10.46
Number of accumulation units outstanding at end of period	0	0	1,945
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.76	$10.42	$8.96	$8.91
Value at end of period	$10.69	$9.76	$10.42	$8.96
Number of accumulation units outstanding at end of period	0	0	2,883	197
ING REAL ESTATE FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.25	$15.99	$12.71	$9.93	$15.52	$18.84	$14.03	$11.49
Value at end of period	$19.63	$17.25	$15.99	$12.71	$9.93	$15.52	$18.84	$14.03
Number of accumulation units outstanding at end of period	0	0	0	0	1,245	0	13,439	15,020
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.19
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	168
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.24
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	89
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.62	$15.18	$12.37	$9.82	$14.43	$13.81	$13.45
Value at end of period	$16.52	$14.62	$15.18	$12.37	$9.82	$14.43	$13.81
Number of accumulation units outstanding at end of period	64	0	446	173	0	0	113
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.05	$11.29	$10.76
Value at end of period	$12.13	$11.05	$11.29
Number of accumulation units outstanding at end of period	0	0	239

CFI 230

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23	$11.75	$10.97
Value at end of period	$12.56	$11.23	$11.75
Number of accumulation units outstanding at end of period	0	0	270
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24	$11.96	$11.13
Value at end of period	$12.75	$11.24	$11.96
Number of accumulation units outstanding at end of period	0	0	2,150
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.28	$12.07	$11.16
Value at end of period	$12.84	$11.28	$12.07
Number of accumulation units outstanding at end of period	0	0	118
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.83	$10.94	$10.49
Value at end of period	$11.71	$10.83	$10.94
Number of accumulation units outstanding at end of period	0	0	108
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.62	$13.42	$12.79
Value at end of period	$15.37	$13.62	$13.42
Number of accumulation units outstanding at end of period	1,334	0	7,389
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.35
Value at end of period	$14.67
Number of accumulation units outstanding at end of period	166
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.80	$12.07	$10.65	$8.64	$13.63	$13.41	$12.02
Value at end of period	$13.64	$11.80	$12.07	$10.65	$8.64	$13.63	$13.41
Number of accumulation units outstanding at end of period	0	0	1,358	0	0	0	1,007
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.06	$12.38	$10.76	$7.65	$13.44	$12.42	$11.13	$10.64	$9.63
Value at end of period	$14.12	$12.06	$12.38	$10.76	$7.65	$13.44	$12.42	$11.13	$10.64
Number of accumulation units outstanding at end of period	0	525	2,179	497	467	344	1,449	151	38
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.08
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	11
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.71	$11.09	$11.27
Value at end of period	$11.97	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	3,375

CFI 231

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.56
Value at end of period	$14.13
Number of accumulation units outstanding at end of period	48
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during June 2012)
Value at beginning of period	$15.13
Value at end of period	$15.18
Number of accumulation units outstanding at end of period	507
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.17	$18.27	$14.69	$11.49	$16.91	$15.55	$13.11	$11.48
Value at end of period	$18.70	$17.17	$18.27	$14.69	$11.49	$16.91	$15.55	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	11,645	7,577
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.58	$16.31	$14.90	$12.51	$17.34	$15.86	$13.09	$11.58
Value at end of period	$17.40	$15.58	$16.31	$14.90	$12.51	$17.34	$15.86	$13.09
Number of accumulation units outstanding at end of period	115	115	7,277	297	229	140	13,920	8,962
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.59	$14.96	$13.49	$13.29
Value at end of period	$16.16	$13.59	$14.96	$13.49
Number of accumulation units outstanding at end of period	119	0	159	122
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$27.12	$33.61	$26.87	$15.01	$29.02
Value at end of period	$32.28	$27.12	$33.61	$26.87	$15.01
Number of accumulation units outstanding at end of period	0	0	1,331	1,327	1,196
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$7.71	$10.23	$9.09
Value at end of period	$8.49	$7.71	$10.23
Number of accumulation units outstanding at end of period	0	0	4,867
PIONEER HIGH YIELD FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.35	$13.79	$11.91	$7.46	$12.02	$11.41	$10.79
Value at end of period	$15.12	$13.35	$13.79	$11.91	$7.46	$12.02	$11.41
Number of accumulation units outstanding at end of period	0	0	2,764	0	444	0	1,212
ROYCE TOTAL RETURN FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.60
Value at end of period	$13.85
Number of accumulation units outstanding at end of period	92
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.15	$15.13	$13.23	$9.18	$14.28	$14.45	$12.23	$11.55	$10.41
Value at end of period	$16.61	$14.15	$15.13	$13.23	$9.18	$14.28	$14.45	$12.23	$11.55
Number of accumulation units outstanding at end of period	487	713	1,014	577	493	283	16,478	18,041	21

CFI 232

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.84	$12.65	$11.45	$8.65	$14.41	$13.21	$12.09	$10.46
Value at end of period	$14.05	$11.84	$12.65	$11.45	$8.65	$14.41	$13.21	$12.09
Number of accumulation units outstanding at end of period	1,444	0	7,980	1,158	329	186	15,579	13,010
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.20	$12.72	$11.54	$9.43	$13.49	$13.22	$11.71
Value at end of period	$14.54	$13.20	$12.72	$11.54	$9.43	$13.49	$13.22
Number of accumulation units outstanding at end of period	0	0	7,849	0	262	0	4,868
WANGER INTERNATIONAL
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.56	$10.18	$8.69
Value at end of period	$10.25	$8.56	$10.18
Number of accumulation units outstanding at end of period	0	0	4,112
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.67	$11.08	$9.94	$8.49	$12.90	$12.61	$10.87	$10.67	$10.07
Value at end of period	$12.91	$11.67	$11.08	$9.94	$8.49	$12.90	$12.61	$10.87	$10.67
Number of accumulation units outstanding at end of period	0	574	3,309	498	445	339	25,205	20,469	16
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.59	$14.11	$11.69	$9.14	$13.60	$15.03	$12.57	$11.56	$10.39
Value at end of period	$15.18	$13.59	$14.11	$11.69	$9.14	$13.60	$15.03	$12.57	$11.56
Number of accumulation units outstanding at end of period	0	259	250	254	241	147	135	56	18

		TABLE 28
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.35%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.50	$10.10	$9.07	$7.62	$11.81
Value at end of period	$12.16	$10.50	$10.10	$9.07	$7.62
Number of accumulation units outstanding at end of period	0	0	0	325	212
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.26	$17.17	$13.96	$11.56
Value at end of period	$18.75	$17.26	$17.17	$13.96
Number of accumulation units outstanding at end of period	0	31	2,044	7,890
AMANA GROWTH FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.48	$13.97
Value at end of period	$14.76	$13.48
Number of accumulation units outstanding at end of period	0	2,165
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.14	$11.89	$10.70	$8.98	$12.29	$11.73	$10.67	$10.29
Value at end of period	$13.63	$12.14	$11.89	$10.70	$8.98	$12.29	$11.73	$10.67
Number of accumulation units outstanding at end of period	668	662	8,672	54,589	19,031	21,632	8,816	8,483

CFI 233

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.61	$12.74	$10.84	$6.76	$10.83
Value at end of period	$13.62	$11.61	$12.74	$10.84	$6.76
Number of accumulation units outstanding at end of period	518	82	86	684	355
ARIEL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.70	$12.27	$9.91	$6.17	$12.12	$12.54	$11.56	$11.38
Value at end of period	$12.65	$10.70	$12.27	$9.91	$6.17	$12.12	$12.54	$11.56
Number of accumulation units outstanding at end of period	243	193	133	721	210	1,057	739	444
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.02	$9.57	$7.90	$6.07	$5.94
Value at end of period	$10.34	$9.02	$9.57	$7.90	$6.07
Number of accumulation units outstanding at end of period	36	0	3,832	1,137	178
CRM MID CAP VALUE FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.90	$14.11	$12.98
Value at end of period	$14.94	$12.90	$14.11
Number of accumulation units outstanding at end of period	0	0	11
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.69	$11.48
Value at end of period	$11.51	$9.69
Number of accumulation units outstanding at end of period	0	149
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.03	$16.51	$15.34	$11.21	$19.16	$16.38	$13.67	$11.28
Value at end of period	$16.46	$14.03	$16.51	$15.34	$11.21	$19.16	$16.38	$13.67
Number of accumulation units outstanding at end of period	2,104	3,840	8,915	17,273	11,907	16,233	5,107	3,149
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.72	$14.32	$12.43	$9.32	$16.50	$14.28	$13.01	$11.12
Value at end of period	$15.69	$13.72	$14.32	$12.43	$9.32	$16.50	$14.28	$13.01
Number of accumulation units outstanding at end of period	6,451	7,925	14,251	43,339	30,122	30,195	16,812	7,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.75	$10.83	$9.57	$7.48	$13.28	$14.02
Value at end of period	$12.39	$10.75	$10.83	$9.57	$7.48	$13.28
Number of accumulation units outstanding at end of period	735	544	486	2,379	3,199	2,630
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.48	$9.59
Value at end of period	$11.81	$10.48
Number of accumulation units outstanding at end of period	41	42
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.43	$15.22	$12.06	$9.48	$14.38	$16.56
Value at end of period	$16.81	$14.43	$15.22	$12.06	$9.48	$14.38
Number of accumulation units outstanding at end of period	0	2,375	2,280	2,342	1,304	809

CFI 234

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.99	$13.87	$10.97	$7.78	$13.74	$12.50	$11.81	$11.45
Value at end of period	$14.17	$12.99	$13.87	$10.97	$7.78	$13.74	$12.50	$11.81
Number of accumulation units outstanding at end of period	0	0	1	10,534	507	8,938	7,927	6,834
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.63	$8.94	$7.97	$6.08	$5.97
Value at end of period	$9.94	$8.63	$8.94	$7.97	$6.08
Number of accumulation units outstanding at end of period	914	0	9,859	538	308
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.07	$15.78	$13.11	$9.79	$13.51	$14.11	$12.39	$12.18
Value at end of period	$17.30	$15.07	$15.78	$13.11	$9.79	$13.51	$14.11	$12.39
Number of accumulation units outstanding at end of period	0	0	0	8,633	268	7,399	6,267	5,455
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.86	$14.73	$11.81	$8.85	$15.27	$14.59	$12.83	$11.67
Value at end of period	$17.54	$14.86	$14.73	$11.81	$8.85	$15.27	$14.59	$12.83
Number of accumulation units outstanding at end of period	691	1,531	3,385	17,037	1,596	4,040	4,043	3,923
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.17	$11.79	$11.18	$9.45	$13.44	$12.81
Value at end of period	$14.25	$12.17	$11.79	$11.18	$9.45	$13.44
Number of accumulation units outstanding at end of period	536	0	0	194	458	47
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.87	$13.46	$11.52	$7.66	$12.91	$11.02	$9.61
Value at end of period	$12.62	$11.87	$13.46	$11.52	$7.66	$12.91	$11.02
Number of accumulation units outstanding at end of period	2,551	0	0	0	0	1,287	404
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.02	$10.21	$8.09	$6.04	$9.97	$10.29
Value at end of period	$12.55	$11.02	$10.21	$8.09	$6.04	$9.97
Number of accumulation units outstanding at end of period	0	1,356	2,361	3,187	70	62
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.70	$10.11	$8.18	$6.65	$6.38
Value at end of period	$10.93	$9.70	$10.11	$8.18	$6.65
Number of accumulation units outstanding at end of period	0	0	126	92	65
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.75	$15.01	$13.52	$10.47
Value at end of period	$17.09	$14.75	$15.01	$13.52
Number of accumulation units outstanding at end of period	0	0	993	66
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.92	$10.55	$9.54	$7.35	$12.25	$12.41
Value at end of period	$10.99	$9.92	$10.55	$9.54	$7.35	$12.25
Number of accumulation units outstanding at end of period	1,831	534	713	1,044	211	130

CFI 235

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.45	$15.32	$12.10	$8.82	$14.70	$14.23
Value at end of period	$15.20	$13.45	$15.32	$12.10	$8.82	$14.70
Number of accumulation units outstanding at end of period	0	781	3,680	3,399	1,663	868
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.97	$11.72	$10.28	$8.59	$8.22
Value at end of period	$12.71	$11.97	$11.72	$10.28	$8.59
Number of accumulation units outstanding at end of period	0	865	1,607	3,037	344
ING GNMA INCOME FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.31	$12.56	$11.99	$11.57	$10.98	$10.65
Value at end of period	$13.51	$13.31	$12.56	$11.99	$11.57	$10.98
Number of accumulation units outstanding at end of period	2,852	2,634	8,894	3,265	15,587	12,299
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.59	$13.42	$12.35	$11.24
Value at end of period	$15.47	$13.59	$13.86	$12.35
Number of accumulation units outstanding at end of period	0	53	0	1,875
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.91	$11.13	$9.46
Value at end of period	$12.42	$10.91	$11.13
Number of accumulation units outstanding at end of period	0	72	65
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.57	$10.76	$9.61	$7.94	$12.87	$12.47	$11.07	$10.59
Value at end of period	$11.89	$10.57	$10.76	$9.61	$7.94	$12.87	$12.47	$11.07
Number of accumulation units outstanding at end of period	413	1,218	543	8,987	2,167	5,292	10,853	3,482
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.64	$13.01	$10.86	$8.39	$13.67	$13.19	$12.27	$11.41
Value at end of period	$14.61	$12.64	$13.01	$10.86	$8.39	$13.67	$13.19	$12.27
Number of accumulation units outstanding at end of period	0	3,429	1,785	3,635	12,520	9,979	3,238	6
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.02	$12.32	$10.21	$8.32	$12.75	$13.83	$12.37	$11.10
Value at end of period	$13.27	$12.02	$12.32	$10.21	$8.32	$12.75	$13.83	$12.37
Number of accumulation units outstanding at end of period	215	2,202	2,419	5,354	4,441	4,041	774	7
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.92	$11.00	$10.65
Value at end of period	$11.86	$10.92	$11.00
Number of accumulation units outstanding at end of period	182	1,324	3,726
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.11	$11.46	$10.93
Value at end of period	$12.37	$11.11	$11.46
Number of accumulation units outstanding at end of period	0	50	14,366

CFI 236

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.11	$11.66	$11.07
Value at end of period	$12.61	$11.11	$11.66
Number of accumulation units outstanding at end of period	0	409	8,911
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21	$11.87	$11.21
Value at end of period	$12.78	$11.21	$11.87
Number of accumulation units outstanding at end of period	0	1,575	1,851
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.56	$11.82	$10.92	$9.81	$11.05	$10.59	$10.28
Value at end of period	$13.49	$12.56	$11.82	$10.92	$9.81	$11.05	$10.59
Number of accumulation units outstanding at end of period	3,668	4,364	2,800	3,732	6,109	9,777	4,216
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.44	$11.77	$10.90	$9.94	$11.04	$10.59	$10.36	$10.36
Value at end of period	$13.38	$12.44	$11.77	$10.90	$9.94	$11.04	$10.59	$10.36
Number of accumulation units outstanding at end of period	36	1,284	7,492	5,855	15,306	14,642	829	2
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.82	$7.89	$7.43	$6.85
Value at end of period	$7.96	$6.82	$7.89	$7.43
Number of accumulation units outstanding at end of period	0	0	0	218
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.19	$16.24	$13.21	$9.21	$19.37	$17.82	$14.73
Value at end of period	$15.64	$13.19	$16.24	$13.21	$9.21	$19.37	$17.82
Number of accumulation units outstanding at end of period	118	767	656	1	0	480	311
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.65	$12.70	$12.56	$12.72
Value at end of period	$12.53	$10.65	$12.70	$12.56
Number of accumulation units outstanding at end of period	0	802	805	23
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.99	$11.38	$10.02	$7.90	$12.60	$13.07	$11.77
Value at end of period	$12.87	$10.99	$11.38	$10.02	$7.90	$12.60	$13.07
Number of accumulation units outstanding at end of period	0	72	78	8,633	3,542	4,060	508
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.10	$15.03	$12.67	$7.50	$15.61	$15.67
Value at end of period	$14.21	$12.10	$15.03	$12.67	$7.50	$15.61
Number of accumulation units outstanding at end of period	968	982	1,329	2,311	145	7
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.43	$14.36	$11.84	$9.55	$14.46	$15.33
Value at end of period	$17.09	$14.43	$14.36	$11.84	$9.55	$14.46
Number of accumulation units outstanding at end of period	144	1,420	2,009	9,048	1,066	1,072

CFI 237

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.27	$8.13	$6.92	$6.25	$9.10	$9.27
Value at end of period	$9.33	$8.27	$8.13	$6.92	$6.25	$9.10
Number of accumulation units outstanding at end of period	587	6,910	312	3,070	0	601
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.33	$10.95
Value at end of period	$12.57	$11.33
Number of accumulation units outstanding at end of period	1,236	3
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.92	$11.90	$11.01
Value at end of period	$13.06	$11.92	$11.90
Number of accumulation units outstanding at end of period	35	21	7
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.00	$12.26	$9.90
Value at end of period	$13.48	$12.00	$12.26
Number of accumulation units outstanding at end of period	237	404	217
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.23	$10.42	$10.59	$10.76	$10.67
Value at end of period	$10.05	$10.23	$10.42	$10.59	$10.76
Number of accumulation units outstanding at end of period	713	0	1,987	34	0
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.81	$13.06	$11.43	$8.32	$14.17	$13.51	$11.64	$9.94
Value at end of period	$14.14	$11.81	$13.06	$11.43	$8.32	$14.17	$13.51	$11.64
Number of accumulation units outstanding at end of period	807	3,417	2,327	6,662	14,030	13,847	651	124
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.95	$13.55	$12.04	$8.18	$10.71	$10.67
Value at end of period	$15.68	$13.95	$13.55	$12.04	$8.18	$10.71
Number of accumulation units outstanding at end of period	0	0	388	0	0	9
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.48	$13.23	$12.47	$11.22	$11.40	$10.56	$10.29	$10.28
Value at end of period	$14.35	$13.48	$13.23	$12.47	$11.22	$11.40	$10.56	$10.29
Number of accumulation units outstanding at end of period	970	5,735	16,339	36,993	15,029	20,611	9,009	7,576
ING PIONEER FUND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.48	$10.08	$8.83	$7.21	$11.21	$11.41
Value at end of period	$10.30	$9.48	$10.08	$8.83	$7.21	$11.21
Number of accumulation units outstanding at end of period	0	0	9	5	0	1,165
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.41	$14.75	$12.59	$7.66	$11.02	$11.21
Value at end of period	$16.46	$14.41	$14.75	$12.59	$7.66	$11.02
Number of accumulation units outstanding at end of period	0	5,627	524	1,780	1,393	178

CFI 238

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.77	$10.44	$8.98	$7.29	$11.05	$11.20
Value at end of period	$10.68	$9.77	$10.44	$8.98	$7.29	$11.05
Number of accumulation units outstanding at end of period	1,383	1,288	958	1,482	449	1,299
ING REAL ESTATE FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.18	$15.93	$12.67	$9.91	$15.49	$18.81	$15.50
Value at end of period	$19.55	$17.18	$15.93	$12.67	$9.91	$15.49	$18.81
Number of accumulation units outstanding at end of period	396	321	215	4,687	3,493	1,593	35
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.24	$13.89	$12.52	$10.70
Value at end of period	$16.06	$14.24	$13.89	$12.52
Number of accumulation units outstanding at end of period	69	59	48	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.02	$8.94	$8.09	$7.66
Value at end of period	$10.26	$9.02	$8.94	$8.09
Number of accumulation units outstanding at end of period	1,050	889	898	725
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.56	$15.13	$12.33	$9.80	$14.40	$14.60
Value at end of period	$16.45	$14.56	$15.13	$12.33	$9.80	$14.40
Number of accumulation units outstanding at end of period	82	3,528	874	2,400	1,857	1,660
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.04	$11.29	$10.78
Value at end of period	$12.12	$11.04	$11.29
Number of accumulation units outstanding at end of period	21,346	31,685	43,142
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22	$11.75	$11.04
Value at end of period	$12.54	$11.22	$11.75
Number of accumulation units outstanding at end of period	31,800	35,131	41,427
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.23	$11.95	$11.20
Value at end of period	$12.73	$11.23	$11.95
Number of accumulation units outstanding at end of period	30,108	33,097	34,708
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.27	$12.07	$11.25
Value at end of period	$12.82	$11.27	$12.07
Number of accumulation units outstanding at end of period	13,605	25,477	32,715
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.75	$12.06
Value at end of period	$12.23	$10.75
Number of accumulation units outstanding at end of period	179	65

CFI 239

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.82	$10.94	$10.49
Value at end of period	$11.70	$10.82	$10.94
Number of accumulation units outstanding at end of period	720	3,225	7,474
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.44	$11.41	$10.43	$8.98	$11.93	$11.45	$10.72	$10.66
Value at end of period	$12.66	$11.44	$11.41	$10.43	$8.98	$11.93	$11.45	$10.72
Number of accumulation units outstanding at end of period	0	0	0	23,985	5,749	4,233	1,694	1,480
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.82	$11.32	$10.16	$8.23	$13.07	$12.64	$11.33	$11.13
Value at end of period	$12.26	$10.82	$11.32	$10.16	$8.23	$13.07	$12.64	$11.33
Number of accumulation units outstanding at end of period	0	0	1	40,575	4,983	8,964	5,632	4,525
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.13	$11.37	$10.30	$8.58	$12.53	$12.06	$11.01	$10.89
Value at end of period	$12.46	$11.13	$11.37	$10.30	$8.58	$12.53	$12.06	$11.01
Number of accumulation units outstanding at end of period	0	0	0	18,510	3,690	8,017	6,388	6,911
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.57	$13.38	$11.91	$9.07	$12.69	$12.90
Value at end of period	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69
Number of accumulation units outstanding at end of period	615	1,191	7,975	5,905	892	532
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.57	$12.18	$9.61	$6.65	$11.86	$11.32
Value at end of period	$13.26	$11.57	$12.18	$9.61	$6.65	$11.86
Number of accumulation units outstanding at end of period	258	218	226	4,375	3,353	3,208
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.75	$12.03	$10.62	$8.62	$13.60	$13.39	$11.41	$10.89
Value at end of period	$13.58	$11.75	$12.03	$10.62	$8.62	$13.60	$13.39	$11.41
Number of accumulation units outstanding at end of period	0	9,409	11,865	26,325	7,769	18,935	13,085	11,174
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.02	$12.34	$10.73	$7.63	$13.41	$12.40	$10.83
Value at end of period	$14.06	$12.02	$12.34	$10.73	$7.63	$13.41	$12.40
Number of accumulation units outstanding at end of period	0	0	71	16	0	1,327	1,141
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.95
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	565
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.98	$10.53
Value at end of period	$10.51	$8.98
Number of accumulation units outstanding at end of period	0	1,537

CFI 240

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.83	$13.78	$12.96	$9.92	$16.68	$16.96
Value at end of period	$15.41	$12.83	$13.78	$12.96	$9.92	$16.68
Number of accumulation units outstanding at end of period	0	0	21	3,277	31	13
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$32.54	$31.71	$30.76	$24.50	$34.74	$31.66	$29.36
Value at end of period	$38.71	$32.54	$31.71	$30.76	$24.50	$34.74	$31.66
Number of accumulation units outstanding at end of period	96	97	0	444	303	524	182
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.94	$14.01	$12.64	$9.86	$10.10
Value at end of period	$14.07	$12.94	$14.01	$12.64	$9.86
Number of accumulation units outstanding at end of period	60	21	4	108	1,565
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.09	$12.78	$10.34	$8.29	$13.90	$14.05	$12.70	$11.57
Value at end of period	$13.63	$12.09	$12.78	$10.34	$8.29	$13.90	$14.05	$12.70
Number of accumulation units outstanding at end of period	0	1,059	926	12,173	31	10,196	9,120	7,994
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.10	$18.20	$14.65	$11.46	$16.88	$15.53	$15.84
Value at end of period	$18.61	$17.10	$18.20	$14.65	$11.46	$16.88	$15.53
Number of accumulation units outstanding at end of period	0	0	0	4,694	7,891	6,650	105
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.52	$16.25	$14.86	$12.48	$17.31	$17.21
Value at end of period	$17.32	$15.52	$16.25	$14.86	$12.48	$17.31
Number of accumulation units outstanding at end of period	1,107	460	330	2,862	1,521	1,357
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.00	$10.49	$8.71	$8.31
Value at end of period	$10.89	$10.00	$10.49	$8.71
Number of accumulation units outstanding at end of period	0	112	6	41
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.54	$14.91	$13.45	$9.94	$16.27	$15.92
Value at end of period	$16.08	$13.54	$14.91	$13.45	$9.94	$16.27
Number of accumulation units outstanding at end of period	0	1,809	5,974	1,952	242	0
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.85	$10.16	$9.46	$6.69	$12.56	$11.79
Value at end of period	$11.03	$9.85	$10.16	$9.46	$6.69	$12.56
Number of accumulation units outstanding at end of period	0	0	0	5,248	4,562	2,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$27.01	$33.50	$26.79	$14.97	$29.26	$22.20	$19.82
Value at end of period	$32.14	$27.01	$33.50	$26.79	$14.97	$29.26	$22.20
Number of accumulation units outstanding at end of period	48	101	75	10,922	2,042	953	0

CFI 241

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.78	$14.18	$12.45	$9.06	$15.42	$15.85
Value at end of period	$15.23	$12.78	$14.18	$12.45	$9.06	$15.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
OPPENHEIMER INTERNATIONAL BOND FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.50	$10.99
Value at end of period	$11.45	$10.50
Number of accumulation units outstanding at end of period	0	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.67	$12.07	$10.96	$9.17	$13.45	$13.01
Value at end of period	$12.79	$11.67	$12.07	$10.96	$9.17	$13.45
Number of accumulation units outstanding at end of period	0	167	167	174	715	4
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.88	$12.63	$11.87	$10.42
Value at end of period	$14.85	$13.88	$12.63	$11.87
Number of accumulation units outstanding at end of period	0	2,814	1,153	5,691
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.69	$10.21	$8.96	$8.81
Value at end of period	$8.47	$7.69	$10.21	$8.96
Number of accumulation units outstanding at end of period	0	0	0	206
PIONEER HIGH YIELD FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.30	$13.75	$11.87	$7.44	$12.00	$11.40	$10.47	$9.93
Value at end of period	$15.06	$13.30	$13.75	$11.87	$7.44	$12.00	$11.40	$10.47
Number of accumulation units outstanding at end of period	37	1,111	3,141	7,241	5,641	1,938	56	43
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.09	$15.08	$13.19	$9.16	$9.43
Value at end of period	$16.54	$14.09	$15.08	$13.19	$9.16
Number of accumulation units outstanding at end of period	0	0	0	0	312
TEMPLETON FOREIGN FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.13	$14.12	$13.21	$8.96	$16.89	$14.63	$12.39	$12.21
Value at end of period	$14.16	$12.13	$14.12	$13.21	$8.96	$16.89	$14.63	$12.39
Number of accumulation units outstanding at end of period	197	0	0	7,686	3,135	7,694	8,059	7,673
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.80	$12.61	$11.41	$8.62	$14.39	$13.19	$12.08	$10.42
Value at end of period	$13.99	$11.80	$12.61	$11.41	$8.62	$14.39	$13.19	$12.08
Number of accumulation units outstanding at end of period	6,844	11,996	16,013	57,222	27,135	45,965	25,196	14,688
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.15	$12.67	$11.51	$9.40	$13.46	$13.20	$11.16	$10.77
Value at end of period	$14.48	$13.15	$12.67	$11.51	$9.40	$13.46	$13.20	$11.16
Number of accumulation units outstanding at end of period	0	2,837	2,820	1,336	1,157	195	5,132	26

CFI 242

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.25	$12.02	$11.21	$9.01	$14.38	$15.42
Value at end of period	$14.00	$12.25	$12.02	$11.21	$9.01	$14.38
Number of accumulation units outstanding at end of period	0	0	0	0	1,275	819
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.06	$12.08	$10.74	$9.38	$13.84	$14.22
Value at end of period	$14.53	$13.06	$12.08	$10.74	$9.38	$13.84
Number of accumulation units outstanding at end of period	0	0	0	0	1,468	972
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.29	$13.36	$10.34	$7.57	$12.75	$13.61
Value at end of period	$14.94	$13.29	$13.36	$10.34	$7.57	$12.75
Number of accumulation units outstanding at end of period	0	0	0	0	3,269	2,565
WANGER INTERNATIONAL
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.54	$10.16	$8.26	$8.16
Value at end of period	$10.22	$8.54	$10.16	$8.26
Number of accumulation units outstanding at end of period	0	0	2,876	982
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.63	$11.05	$9.91	$8.47	$12.88	$12.60	$10.86	$10.38
Value at end of period	$12.86	$11.63	$11.05	$9.91	$8.47	$12.88	$12.60	$10.86
Number of accumulation units outstanding at end of period	18	1,014	834	3,232	7,889	7,814	4,106	15

		TABLE 29
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.40%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.20	$17.11	$13.92	$10.56
Value at end of period	$18.67	$17.20	$17.11	$13.92
Number of accumulation units outstanding at end of period	0	0	0	371
AMANA GROWTH FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$13.47	$13.95	$12.34
Value at end of period	$14.73	$13.47	$13.95
Number of accumulation units outstanding at end of period	888	0	2,017
AMANA INCOME FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$13.53
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	63
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.09	$11.85	$10.66	$8.96	$12.26	$11.71	$10.66	$10.51	$9.74
Value at end of period	$13.57	$12.09	$11.85	$10.66	$8.96	$12.26	$11.71	$10.66	$10.51
Number of accumulation units outstanding at end of period	882	1,071	1,157	4,337	593	1,112	3,751	5,382	8,691

CFI 243

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL APPRECIATION FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.56	$12.70	$10.80	$6.75	$11.59	$11.96	$11.68
Value at end of period	$13.56	$11.56	$12.70	$10.80	$6.75	$11.59	$11.96
Number of accumulation units outstanding at end of period	0	0	1,372	1,588	1,346	35	4
ARIEL FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.65	$12.23	$9.88	$6.15	$12.10	$12.53	$12.20
Value at end of period	$12.59	$10.65	$12.23	$9.88	$6.15	$12.10	$12.53
Number of accumulation units outstanding at end of period	0	0	1,558	1,592	1,638	67	38
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.00	$9.55	$7.90	$5.03
Value at end of period	$10.32	$9.00	$9.55	$7.90
Number of accumulation units outstanding at end of period	98	108	0	36
CRM MID CAP VALUE FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$13.80
Value at end of period	$14.91
Number of accumulation units outstanding at end of period	6
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.97	$16.45	$15.29	$11.18	$19.13	$16.36	$13.66	$11.47	$9.53
Value at end of period	$16.38	$13.97	$16.45	$15.29	$11.18	$19.13	$16.36	$13.66	$11.47
Number of accumulation units outstanding at end of period	2,441	2,408	4,873	10,688	4,073	6,091	7,371	137	3,558
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.22
Value at end of period	$13.50
Number of accumulation units outstanding at end of period	4,137
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.66	$14.27	$12.39	$9.30	$16.47	$14.26	$13.00	$11.32	$9.95
Value at end of period	$15.62	$13.66	$14.27	$12.39	$9.30	$16.47	$14.26	$13.00	$11.32
Number of accumulation units outstanding at end of period	5,717	6,041	12,891	24,145	9,538	6,053	8,352	4,654	7,982
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.71	$10.80	$9.55	$7.46	$13.25	$13.29	$12.92
Value at end of period	$12.33	$10.71	$10.80	$9.55	$7.46	$13.25	$13.29
Number of accumulation units outstanding at end of period	1,362	3,390	3,569	3,394	2,702	437	109
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.44	$10.61	$8.70	$6.90	$13.30	$10.67	$10.17	$9.54
Value at end of period	$11.76	$10.44	$10.61	$8.70	$6.90	$13.30	$10.67	$10.17
Number of accumulation units outstanding at end of period	0	1,009	0	0	0	0	0	4,145
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.37	$15.17	$12.02	$9.46	$15.06
Value at end of period	$16.74	$14.37	$15.17	$12.02	$9.46
Number of accumulation units outstanding at end of period	67	72	542	541	440

CFI 244

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.94	$13.82	$10.93	$7.76	$13.72	$12.48	$11.80	$10.84	$9.31
Value at end of period	$14.10	$12.94	$13.82	$10.93	$7.76	$13.72	$12.48	$11.80	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	19	27	38	6,030
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.61	$8.93	$7.97	$5.73
Value at end of period	$9.92	$8.61	$8.93	$7.97
Number of accumulation units outstanding at end of period	294	0	0	871
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.02	$15.72	$13.07	$9.77	$13.49	$14.09	$12.37	$11.64	$9.95
Value at end of period	$17.23	$15.02	$15.72	$13.07	$9.77	$13.49	$14.09	$12.37	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	7	18	4,406
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.80	$14.68	$11.77	$8.83	$15.24	$14.57	$12.82	$12.11	$9.97
Value at end of period	$17.47	$14.80	$14.68	$11.77	$8.83	$15.24	$14.57	$12.82	$12.11
Number of accumulation units outstanding at end of period	533	514	565	549	31	5	8	17	3,653
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.13	$11.76	$11.15	$9.35
Value at end of period	$14.19	$12.13	$11.76	$11.15
Number of accumulation units outstanding at end of period	0	0	0	356
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.83	$13.41	$11.49	$7.64	$11.23
Value at end of period	$12.56	$11.83	$13.41	$11.49	$7.64
Number of accumulation units outstanding at end of period	0	0	47	1,587	36
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.73	$14.99	$13.51	$10.46
Value at end of period	$17.06	$14.73	$14.99	$13.51
Number of accumulation units outstanding at end of period	0	0	693	498
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.88	$10.51	$9.51	$7.33	$12.23	$11.91	$11.53
Value at end of period	$10.94	$9.88	$10.51	$9.51	$7.33	$12.23	$11.91
Number of accumulation units outstanding at end of period	0	0	0	3,277	829	389	181
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.40	$15.27	$12.07	$8.80	$13.43
Value at end of period	$15.14	$13.40	$15.27	$12.07	$8.80
Number of accumulation units outstanding at end of period	1,815	1,433	2,086	2,030	1,813
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.94	$11.94
Value at end of period	$12.68	$11.94
Number of accumulation units outstanding at end of period	1,796	886

CFI 245

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL REAL ESTATE FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$16.45
Value at end of period	$18.11
Number of accumulation units outstanding at end of period	5
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.26	$12.52	$11.95	$11.54	$10.96	$10.50	$10.21	$10.10	$9.78
Value at end of period	$13.45	$13.26	$12.52	$11.95	$11.54	$10.96	$10.50	$10.21	$10.10
Number of accumulation units outstanding at end of period	2,918	3,176	3,856	10,589	2,294	4,164	8,204	1,094	2,893
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.57	$13.85	$12.35	$11.24
Value at end of period	$15.44	$13.57	$13.85	$12.35
Number of accumulation units outstanding at end of period	0	0	7	29
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.53	$10.73	$9.58	$7.92	$12.84	$12.45	$11.06	$10.69	$9.67
Value at end of period	$11.83	$10.53	$10.73	$9.58	$7.92	$12.84	$12.45	$11.06	$10.69
Number of accumulation units outstanding at end of period	3	3	4	68	10	18	18	1,310	3,243
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.59	$12.96	$10.83	$8.37	$13.65	$13.17	$12.25	$11.23	$10.02
Value at end of period	$14.55	$12.59	$12.96	$10.83	$8.37	$13.65	$13.17	$12.25	$11.23
Number of accumulation units outstanding at end of period	1,848	1,588	5,966	7,241	985	1,949	6,555	1,059	2,364
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.97	$12.28	$10.18	$8.30	$12.72	$13.81	$12.36	$11.69	$11.70
Value at end of period	$13.21	$11.97	$12.28	$10.18	$8.30	$12.72	$13.81	$12.36	$11.69
Number of accumulation units outstanding at end of period	24	60	1,205	280	146	0	0	1,775	31
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.91	$11.36
Value at end of period	$11.84	$10.91
Number of accumulation units outstanding at end of period	6,981	8,419
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.10	$12.01
Value at end of period	$12.36	$11.10
Number of accumulation units outstanding at end of period	4,120	6,134
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.10	$12.28
Value at end of period	$12.59	$11.10
Number of accumulation units outstanding at end of period	2,997	4,779
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.19	$12.58
Value at end of period	$12.77	$11.19
Number of accumulation units outstanding at end of period	1,700	2,312

CFI 246

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.81	$10.97
Value at end of period	$11.55	$10.81
Number of accumulation units outstanding at end of period	783	837
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.51	$11.78	$10.89	$9.79	$11.03	$10.58	$10.34	$10.20	$10.18
Value at end of period	$13.43	$12.51	$11.78	$10.89	$9.79	$11.03	$10.58	$10.34	$10.20
Number of accumulation units outstanding at end of period	0	0	791	312	1,811	726	317	0	155
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.40	$11.73	$10.87	$9.91	$11.02	$10.58	$10.35	$10.21	$9.73
Value at end of period	$13.32	$12.40	$11.73	$10.87	$9.91	$11.02	$10.58	$10.35	$10.21
Number of accumulation units outstanding at end of period	4,692	3,693	6,141	10,569	1,701	2,330	9,385	2,478	2,018
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$6.80	$8.33
Value at end of period	$7.95	$6.80
Number of accumulation units outstanding at end of period	295	120
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.14	$16.18	$13.17	$9.19	$16.31
Value at end of period	$15.57	$13.14	$16.18	$13.17	$9.19
Number of accumulation units outstanding at end of period	0	673	625	746	651
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.95	$11.34	$9.99	$7.88	$10.81
Value at end of period	$12.81	$10.95	$11.34	$9.99	$7.88
Number of accumulation units outstanding at end of period	0	0	818	773	727
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.07	$14.99	$12.65	$7.20
Value at end of period	$14.16	$12.07	$14.99	$12.65
Number of accumulation units outstanding at end of period	0	59	0	702
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.37	$14.32	$11.81	$9.53	$12.19
Value at end of period	$17.01	$14.37	$14.32	$11.81	$9.53
Number of accumulation units outstanding at end of period	113	0	0	82	12
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$8.23	$8.23
Value at end of period	$9.27	$8.23
Number of accumulation units outstanding at end of period	0	104
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.29	$11.66	$9.87	$7.29
Value at end of period	$12.52	$11.29	$11.66	$9.87
Number of accumulation units outstanding at end of period	0	0	0	3,023

CFI 247

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.99	$12.25	$9.90
Value at end of period	$13.47	$11.99	$12.25
Number of accumulation units outstanding at end of period	0	0	2,796
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.77	$13.02	$11.40	$8.31	$14.15	$13.50	$11.63	$10.03
Value at end of period	$14.08	$11.77	$13.02	$11.40	$8.31	$14.15	$13.50	$11.63
Number of accumulation units outstanding at end of period	1,582	1,490	3,905	8,897	1,466	1,937	6,906	4,118
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.43	$13.19	$12.43	$11.20	$11.38	$10.55	$10.28	$10.22	$9.78
Value at end of period	$14.29	$13.43	$13.19	$12.43	$11.20	$11.38	$10.55	$10.28	$10.22
Number of accumulation units outstanding at end of period	759	381	2,994	4,782	2,654	181	44	57	8,365
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.42	$10.49
Value at end of period	$10.24	$9.42
Number of accumulation units outstanding at end of period	168	286
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.37	$14.71	$12.57	$7.65	$8.05
Value at end of period	$16.41	$14.37	$14.71	$12.57	$7.65
Number of accumulation units outstanding at end of period	5,022	0	5,754	6,845	6,817
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.74	$10.41	$8.97	$7.28	$11.04	$11.19
Value at end of period	$10.65	$9.74	$10.41	$8.97	$7.28	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	725	174
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.71	$10.37	$8.93	$6.76
Value at end of period	$10.62	$9.71	$10.37	$8.93
Number of accumulation units outstanding at end of period	943	866	897	799
ING REAL ESTATE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.12	$15.88	$12.64	$9.89	$15.46	$18.78	$14.00	$12.83
Value at end of period	$19.46	$17.12	$15.88	$12.64	$9.89	$15.46	$18.78	$14.00
Number of accumulation units outstanding at end of period	0	0	709	728	3,067	219	110	1,402
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$9.80
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	211
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.67	$10.84
Value at end of period	$11.13	$9.67
Number of accumulation units outstanding at end of period	5,011	5,131

CFI 248

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.15	$11.41
Value at end of period	$11.58	$10.15
Number of accumulation units outstanding at end of period	67	125
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.50	$15.08	$12.29	$9.77	$14.38	$13.77	$13.62
Value at end of period	$16.37	$14.50	$15.08	$12.29	$9.77	$14.38	$13.77
Number of accumulation units outstanding at end of period	3,231	720	3,258	3,391	3,718	36	4
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.03	$11.28	$10.78
Value at end of period	$12.10	$11.03	$11.28
Number of accumulation units outstanding at end of period	17,275	693	10,434
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21	$11.74	$11.04
Value at end of period	$12.52	$11.21	$11.74
Number of accumulation units outstanding at end of period	26,319	2,926	8,761
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.21	$11.94	$11.20
Value at end of period	$12.71	$11.21	$11.94
Number of accumulation units outstanding at end of period	13,442	929	6,184
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.25	$12.06	$11.25
Value at end of period	$12.80	$11.25	$12.06
Number of accumulation units outstanding at end of period	14,997	1,469	12,480
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$11.41
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	1,448
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.81	$10.93	$10.49
Value at end of period	$11.68	$10.81	$10.93
Number of accumulation units outstanding at end of period	3,165	106	1,880
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.40	$11.37	$10.40	$8.96	$11.91	$11.43	$10.71	$10.48	$9.67
Value at end of period	$12.61	$11.40	$11.37	$10.40	$8.96	$11.91	$11.43	$10.71	$10.48
Number of accumulation units outstanding at end of period	0	0	0	970	526	471	86	977	1,571
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.78	$11.28	$10.13	$8.21	$13.05	$12.62	$11.32	$10.83	$9.57
Value at end of period	$12.20	$10.78	$11.28	$10.13	$8.21	$13.05	$12.62	$11.32	$10.83
Number of accumulation units outstanding at end of period	0	1	1	24	304	1,034	29	6,478	4,156

CFI 249

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.09	$11.33	$10.27	$8.56	$12.50	$12.04	$11.00	$10.67	$9.63
Value at end of period	$12.40	$11.09	$11.33	$10.27	$8.56	$12.50	$12.04	$11.00	$10.67
Number of accumulation units outstanding at end of period	0	0	0	1,464	928	2,267	21	1,619	7,269
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$12.01
Value at end of period	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	476	0	0	0	281	46	8
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.54	$12.15	$9.59	$6.64	$11.84	$10.59	$10.34
Value at end of period	$13.21	$11.54	$12.15	$9.59	$6.64	$11.84	$10.59
Number of accumulation units outstanding at end of period	0	0	0	0	797	245	78
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.71	$11.99	$10.59	$8.60	$13.57	$13.37	$11.40	$11.13	$9.78
Value at end of period	$13.52	$11.71	$11.99	$10.59	$8.60	$13.57	$13.37	$11.40	$11.13
Number of accumulation units outstanding at end of period	8,437	581	10,095	450	0	51	52	111	10,078
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.75	$13.61	$12.14	$8.30
Value at end of period	$13.75	$11.75	$13.61	$12.14
Number of accumulation units outstanding at end of period	0	0	0	324
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.95	$10.34	$9.66	$7.43	$7.32
Value at end of period	$10.47	$8.95	$10.34	$9.66	$7.43
Number of accumulation units outstanding at end of period	183	74	884	96	116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54	$9.19	$8.66	$6.64	$6.79
Value at end of period	$10.24	$8.54	$9.19	$8.66	$6.64
Number of accumulation units outstanding at end of period	0	0	0	311	194
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$32.44	$31.62	$30.70	$24.46	$34.69	$31.63	$30.81	$29.56
Value at end of period	$38.57	$32.44	$31.62	$30.70	$24.46	$34.69	$31.63	$30.81
Number of accumulation units outstanding at end of period	0	0	85	78	102	2	0	1,020
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.89	$13.96	$12.60	$9.37
Value at end of period	$14.01	$12.89	$13.96	$12.60
Number of accumulation units outstanding at end of period	0	0	0	805
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$16.04
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	125

CFI 250

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.40
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	3,394
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.04	$12.74	$10.31	$8.27	$13.88	$14.03	$12.68	$11.91	$9.95
Value at end of period	$13.57	$12.04	$12.74	$10.31	$8.27	$13.88	$14.03	$12.68	$11.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	7	18	6,302
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.03	$18.14	$14.60	$11.43	$16.85	$15.50	$13.08	$11.74	$9.99
Value at end of period	$18.53	$17.03	$18.14	$14.60	$11.43	$16.85	$15.50	$13.08	$11.74
Number of accumulation units outstanding at end of period	1,032	1,414	2,632	9,951	3,042	4,529	5,553	152	2,551
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.46	$16.19	$14.82	$12.45	$17.27	$15.81	$15.11
Value at end of period	$17.24	$15.46	$16.19	$14.82	$12.45	$17.27	$15.81
Number of accumulation units outstanding at end of period	25	0	0	0	662	408	113
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during June 2012)
Value at beginning of period	$12.30
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	60
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.49	$14.86	$13.41	$9.30
Value at end of period	$16.01	$13.49	$14.86	$13.41
Number of accumulation units outstanding at end of period	35	35	35	36
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2007)
Value at beginning of period	$26.91	$33.38	$26.71	$14.93	$29.20	$25.64
Value at end of period	$32.00	$26.91	$33.38	$26.71	$14.93	$29.20
Number of accumulation units outstanding at end of period	27	0	1,964	1,897	1,864	41
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2011)
Value at beginning of period	$11.62	$11.62
Value at end of period	$12.73	$11.62
Number of accumulation units outstanding at end of period	0	67
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.84	$12.60	$11.84	$10.17	$9.87
Value at end of period	$14.80	$13.84	$12.60	$11.84	$10.17
Number of accumulation units outstanding at end of period	198	0	475	87	14
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.25	$13.70	$11.84	$7.42	$11.40	$11.38	$10.46	$10.36
Value at end of period	$14.99	$13.25	$13.70	$11.84	$7.42	$11.40	$11.38	$10.46
Number of accumulation units outstanding at end of period	0	0	530	459	437	0	0	1,514

CFI 251

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIONEER STRATEGIC INCOME FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.63
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	6
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.09	$14.07	$13.18	$8.40	$16.85	$14.61	$12.38	$11.37	$9.40
Value at end of period	$14.10	$12.09	$14.07	$13.18	$8.40	$16.85	$14.61	$12.38	$11.37
Number of accumulation units outstanding at end of period	0	0	0	1,025	0	0	11	27	6,356
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.75	$12.56	$11.38	$8.60	$14.36	$13.17	$12.07	$10.75	$9.73
Value at end of period	$13.93	$11.75	$12.56	$11.38	$8.60	$14.36	$13.17	$12.07	$10.75
Number of accumulation units outstanding at end of period	2,718	3,258	5,459	12,465	4,708	3,016	8,191	374	14,356
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.10	$12.63	$11.48	$9.38	$13.43	$13.89
Value at end of period	$14.41	$13.10	$12.63	$11.48	$9.38	$13.43
Number of accumulation units outstanding at end of period	749	736	867	755	207	34
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.21	$11.98	$11.18	$9.14	$14.36	$14.09	$12.15
Value at end of period	$13.94	$12.21	$11.98	$11.18	$9.14	$14.36	$14.09
Number of accumulation units outstanding at end of period	155	341	807	1,114	1,114	0	270
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.01	$12.04	$10.71	$8.95	$13.81	$13.48	$11.65
Value at end of period	$14.46	$13.01	$12.04	$10.71	$8.95	$13.81	$13.48
Number of accumulation units outstanding at end of period	60	152	538	988	988	0	499
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.23	$13.32	$10.31	$8.53	$12.72	$12.51	$11.34
Value at end of period	$14.87	$13.23	$13.32	$10.31	$7.55	$12.72	$12.51
Number of accumulation units outstanding at end of period	42	107	1,819	2,711	0	0	1,323
WANGER INTERNATIONAL
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.55
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	1,213
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.58	$11.01	$9.88	$8.45	$12.85	$12.58	$10.85	$10.66	$9.95
Value at end of period	$12.80	$11.58	$11.01	$9.88	$8.45	$12.85	$12.58	$10.85	$10.66
Number of accumulation units outstanding at end of period	821	1,036	1,793	21,045	12,695	5,316	5,972	1,849	3,829

CFI 252

	Condensed Financial Information (continued)

		TABLE 30
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.42	$10.04	$9.02	$7.58	$13.01	$12.54	$11.18
Value at end of period	$12.05	$10.42	$10.04	$9.02	$7.58	$13.01	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	119	45
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.13	$17.05	$13.88	$11.84
Value at end of period	$18.59	$17.13	$17.05	$13.88
Number of accumulation units outstanding at end of period	47	43	35	14
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.04	$11.80	$10.63	$8.94	$12.24	$11.69	$10.65	$10.50	$9.94
Value at end of period	$13.51	$12.04	$11.80	$10.63	$8.94	$12.24	$11.69	$10.65	$10.50
Number of accumulation units outstanding at end of period	1,782	975	68	68	0	2,660	2,645	3,598	11
ARIEL APPRECIATION FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.52	$12.66	$10.77	$6.73	$11.57	$11.94	$11.21
Value at end of period	$13.50	$11.52	$12.66	$10.77	$6.73	$11.57	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	80	251	2,270
ARIEL FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.61	$12.19	$9.85	$6.14	$12.07	$12.51	$11.87
Value at end of period	$12.54	$10.61	$12.19	$9.85	$6.14	$12.07	$12.51
Number of accumulation units outstanding at end of period	0	0	1,009	2,586	1,078	1,037	745
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.98	$9.54	$8.86
Value at end of period	$10.29	$8.98	$9.54
Number of accumulation units outstanding at end of period	0	0	114
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$9.79
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	114
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.92	$16.39	$15.25	$11.15	$19.09	$16.33	$13.65	$12.79
Value at end of period	$16.31	$13.92	$16.39	$15.25	$11.15	$19.09	$16.33	$13.65
Number of accumulation units outstanding at end of period	162	1,104	3,655	4,507	1,890	1,429	2,700	2,997
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.82	$12.02
Value at end of period	$13.48	$11.82
Number of accumulation units outstanding at end of period	0	1,221

CFI 253

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.61	$14.22	$12.36	$9.28	$16.44	$14.24	$12.99	$11.31	$10.96
Value at end of period	$15.55	$13.61	$14.22	$12.36	$9.28	$16.44	$14.24	$12.99	$11.31
Number of accumulation units outstanding at end of period	0	1,193	3,586	9,352	6,548	9,677	12,841	16,687	108
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.66	$10.76	$9.52	$7.45	$13.23	$13.27	$11.25	$10.29
Value at end of period	$12.28	$10.66	$10.76	$9.52	$7.45	$13.23	$13.27	$11.25
Number of accumulation units outstanding at end of period	0	0	998	1,997	1,934	1,403	3,213	33
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.40	$10.57	$8.67	$6.89	$13.28	$13.12
Value at end of period	$11.71	$10.40	$10.57	$8.67	$6.89	$13.28
Number of accumulation units outstanding at end of period	0	0	317	145	90	1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.31	$15.12	$11.99	$9.43	$14.32	$14.91	$12.96	$12.11	$10.96
Value at end of period	$16.67	$14.31	$15.12	$11.99	$9.43	$14.32	$14.91	$12.96	$12.11
Number of accumulation units outstanding at end of period	0	401	2,208	1,964	0	1,852	1,402	186	42
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.88	$13.77	$10.90	$7.74	$7.38
Value at end of period	$14.04	$12.88	$13.77	$10.90	$7.74
Number of accumulation units outstanding at end of period	0	0	78	11	98
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2011)
Value at beginning of period	$8.60	$9.01
Value at end of period	$9.90	$8.60
Number of accumulation units outstanding at end of period	0	96
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.96	$15.67	$13.03	$8.89
Value at end of period	$17.15	$14.96	$15.67	$13.03
Number of accumulation units outstanding at end of period	246	248	0	592
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.74	$14.63	$11.74	$8.81	$15.21	$14.55	$12.81	$12.10	$10.66
Value at end of period	$17.39	$14.74	$14.63	$11.74	$8.81	$15.21	$14.55	$12.81	$12.10
Number of accumulation units outstanding at end of period	4	5	458	4,805	2,982	2,186	17	204	20
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.78	$13.36	$11.45	$7.62	$12.86	$10.99	$11.11
Value at end of period	$12.51	$11.78	$13.36	$11.45	$7.62	$12.86	$10.99
Number of accumulation units outstanding at end of period	0	0	0	3	3	109	134
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.96	$10.16	$8.06	$4.96
Value at end of period	$12.46	$10.96	$10.16	$8.06
Number of accumulation units outstanding at end of period	366	368	0	362

CFI 254

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.70	$14.98	$13.51	$10.46
Value at end of period	$17.02	$14.70	$14.98	$13.51
Number of accumulation units outstanding at end of period	0	0	0	324
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.84	$10.47	$9.48	$6.69
Value at end of period	$10.89	$9.84	$10.47	$9.48
Number of accumulation units outstanding at end of period	419	421	0	956
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.36	$15.23	$12.04	$8.78	$14.66	$13.00	$12.41
Value at end of period	$15.09	$13.36	$15.23	$12.04	$8.78	$14.66	$13.00
Number of accumulation units outstanding at end of period	167	265	147	789	650	976	2,052
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.91	$11.68	$10.25	$8.41
Value at end of period	$12.64	$11.91	$11.68	$10.25
Number of accumulation units outstanding at end of period	0	0	1,627	2,148
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.21	$12.47	$11.92	$11.52	$10.94	$10.49	$10.20	$10.10	$10.14
Value at end of period	$13.39	$13.21	$12.47	$11.92	$11.52	$10.94	$10.49	$10.20	$10.10
Number of accumulation units outstanding at end of period	0	0	1,071	1,717	874	1,429	3,355	6,173	49
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.55	$13.38
Value at end of period	$15.41	$13.55
Number of accumulation units outstanding at end of period	92	75
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.49	$10.69	$9.56	$7.90	$12.82	$12.43	$11.05	$10.62
Value at end of period	$11.78	$10.49	$10.69	$9.56	$7.90	$12.82	$12.43	$11.05
Number of accumulation units outstanding at end of period	54	978	1,800	662	411	1,110	348	5,467
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.54	$12.92	$10.79	$8.35	$13.62	$13.15	$12.24	$11.22	$10.08
Value at end of period	$14.48	$12.54	$12.92	$10.79	$8.35	$13.62	$13.15	$12.24	$11.22
Number of accumulation units outstanding at end of period	0	1,394	1,542	1,461	912	1,429	2,418	6,718	32
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.92	$12.24	$10.15	$8.28	$12.70	$13.79	$12.34	$11.68	$10.47
Value at end of period	$13.15	$11.92	$12.24	$10.15	$8.28	$12.70	$13.79	$12.34	$11.68
Number of accumulation units outstanding at end of period	0	0	568	1,571	1,032	1,500	728	159	25
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.90	$10.99	$10.65
Value at end of period	$11.82	$10.90	$10.99
Number of accumulation units outstanding at end of period	485	376	10,632

CFI 255

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.09	$11.45	$10.83
Value at end of period	$12.34	$11.09	$11.45
Number of accumulation units outstanding at end of period	0	0	7,724
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.09	$11.65	$10.94
Value at end of period	$12.57	$11.09	$11.65
Number of accumulation units outstanding at end of period	0	0	5,718
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.18	$11.86	$11.05
Value at end of period	$12.75	$11.18	$11.86
Number of accumulation units outstanding at end of period	0	0	3,279
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.80	$10.69	$10.38
Value at end of period	$11.54	$10.80	$10.69
Number of accumulation units outstanding at end of period	16	11	691
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.46	$11.74	$10.86	$9.76	$11.01	$10.56	$10.34
Value at end of period	$13.37	$12.46	$11.74	$10.86	$9.76	$11.01	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	64	60
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.35	$11.69	$10.83	$9.89	$11.00	$10.56	$10.34	$10.29
Value at end of period	$13.26	$12.35	$11.69	$10.83	$9.89	$11.00	$10.56	$10.34
Number of accumulation units outstanding at end of period	0	5,888	5,647	1,688	1,515	2,534	2,826	5,141
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$6.79	$7.87	$7.68
Value at end of period	$7.93	$6.79	$7.87
Number of accumulation units outstanding at end of period	0	1,472	743
ING INTERNATIONAL SMALLCAP FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.09	$16.12	$13.14	$9.16	$19.30	$17.77	$16.23
Value at end of period	$15.50	$13.09	$16.12	$13.14	$9.16	$19.30	$17.77
Number of accumulation units outstanding at end of period	0	0	140	83	28	1,279	1,879
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.57	$12.61	$12.48	$9.96	$17.65	$15.79	$13.20
Value at end of period	$12.42	$10.57	$12.61	$12.48	$9.96	$17.65	$15.79
Number of accumulation units outstanding at end of period	0	0	0	708	468	411	38
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.90	$11.30	$9.96	$7.04
Value at end of period	$12.75	$10.90	$11.30	$9.96
Number of accumulation units outstanding at end of period	583	587	0	1,009

CFI 256

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.04	$14.96	$12.63	$6.95
Value at end of period	$14.12	$12.04	$14.96	$12.63
Number of accumulation units outstanding at end of period	0	0	59	229
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.32	$14.27	$11.77	$9.50	$14.40	$15.12
Value at end of period	$16.93	$14.32	$14.27	$11.77	$9.50	$14.40
Number of accumulation units outstanding at end of period	140	421	269	116	0	116
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.22	$8.09	$6.90	$6.24	$9.08	$9.26
Value at end of period	$9.26	$8.22	$8.09	$6.90	$6.24	$9.08
Number of accumulation units outstanding at end of period	0	789	746	120	0	277
ING LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.21	$8.21
Value at end of period	$9.24	$8.21
Number of accumulation units outstanding at end of period	92	85
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.82	$11.82	$10.93	$9.42	$12.31	$12.12
Value at end of period	$12.94	$11.82	$11.82	$10.93	$9.42	$12.31
Number of accumulation units outstanding at end of period	0	0	0	2,852	2,358	1,698
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.73	$12.98	$11.38	$8.29	$14.13	$13.49	$11.63	$11.14
Value at end of period	$14.03	$11.73	$12.98	$11.38	$8.29	$14.13	$13.49	$11.63
Number of accumulation units outstanding at end of period	0	0	64	5,600	3,995	5,347	4,102	4,431
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.38	$13.14	$12.40	$11.17	$11.35	$10.53	$10.27	$10.21	$10.20
Value at end of period	$14.22	$13.38	$13.14	$12.40	$11.17	$11.35	$10.53	$10.27	$10.21
Number of accumulation units outstanding at end of period	291	838	1,671	2,883	1,996	6,658	6,874	1,112	194
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.39	$10.00	$9.29
Value at end of period	$10.20	$9.39	$10.00
Number of accumulation units outstanding at end of period	0	0	346
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.71	$10.39	$8.95	$7.27	$11.03	$11.18
Value at end of period	$10.61	$9.71	$10.39	$8.95	$7.27	$11.03
Number of accumulation units outstanding at end of period	0	0	0	1,726	1,809	1,430
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.68	$10.35	$8.91	$6.75
Value at end of period	$10.58	$9.68	$10.35	$8.91
Number of accumulation units outstanding at end of period	0	0	2,216	2,116

CFI 257

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$17.05	$15.82	$12.60	$9.86	$15.43	$18.76	$13.99	$12.65	$11.21
Value at end of period	$19.37	$17.05	$15.82	$12.60	$9.86	$15.43	$18.76	$13.99	$12.65
Number of accumulation units outstanding at end of period	0	151	0	391	129	2,101	1,042	413	78
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$8.99	$8.95
Value at end of period	$10.21	$8.99
Number of accumulation units outstanding at end of period	0	41
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.65	$10.00	$9.11
Value at end of period	$11.11	$9.65	$10.00
Number of accumulation units outstanding at end of period	0	0	5,132
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.13	$10.72	$9.84
Value at end of period	$11.55	$10.13	$10.72
Number of accumulation units outstanding at end of period	0	0	100
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$14.44	$15.03	$12.26	$9.75	$8.84
Value at end of period	$16.30	$14.44	$15.03	$12.26	$9.75
Number of accumulation units outstanding at end of period	4	4	241	181	53
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.02	$11.28	$10.78
Value at end of period	$12.08	$11.02	$11.28
Number of accumulation units outstanding at end of period	1,019	4,690	7,137
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20	$11.74	$11.04
Value at end of period	$12.50	$11.20	$11.74
Number of accumulation units outstanding at end of period	0	5,248	9,785
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.20	$11.94	$11.19
Value at end of period	$12.70	$11.20	$11.94
Number of accumulation units outstanding at end of period	5,301	7,892	8,113
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.24	$12.06	$11.25
Value at end of period	$12.79	$11.24	$12.06
Number of accumulation units outstanding at end of period	692	1,908	6,494
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.74	$11.49
Value at end of period	$12.20	$10.74
Number of accumulation units outstanding at end of period	0	393

CFI 258

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.80	$11.05
Value at end of period	$11.66	$10.80
Number of accumulation units outstanding at end of period	0	27
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.35	$11.33	$10.37	$8.94	$11.88	$11.41	$10.70	$10.64
Value at end of period	$12.55	$11.35	$11.33	$10.37	$8.94	$11.88	$11.41	$10.70
Number of accumulation units outstanding at end of period	0	2,592	2,043	0	39	2,194	2,337	16
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.74	$11.24	$10.10	$8.19	$13.02	$12.60	$11.31	$11.11
Value at end of period	$12.15	$10.74	$11.24	$10.10	$8.19	$13.02	$12.60	$11.31
Number of accumulation units outstanding at end of period	236	3,152	1,709	244	197	741	1,408	15
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.04	$11.29	$10.24	$8.54	$12.48	$12.02	$10.99	$10.88
Value at end of period	$12.35	$11.04	$11.29	$10.24	$8.54	$12.48	$12.02	$10.99
Number of accumulation units outstanding at end of period	180	5,994	5,570	251	292	1,453	3,011	34
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.48	$13.31	$11.85	$9.04	$12.66	$12.32	$11.18
Value at end of period	$15.20	$13.48	$13.31	$11.85	$9.04	$12.66	$12.32
Number of accumulation units outstanding at end of period	71	117	410	2,367	1,771	1,636	691
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.66	$11.95	$10.56	$8.58	$13.55	$13.35	$11.39	$11.13	$10.17
Value at end of period	$13.46	$11.66	$11.95	$10.56	$8.58	$13.55	$13.35	$11.39	$11.13
Number of accumulation units outstanding at end of period	0	0	1,804	3,444	1,143	2,710	257	837	122
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.92	$12.26	$10.67	$7.59	$13.36	$12.36	$11.41
Value at end of period	$13.93	$11.92	$12.26	$10.67	$7.59	$13.36	$12.36
Number of accumulation units outstanding at end of period	723	327	0	3,030	1,855	1,039	234
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.93	$10.32	$9.64	$9.80
Value at end of period	$10.44	$8.93	$10.32	$9.64
Number of accumulation units outstanding at end of period	0	0	74	74
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.76	$13.72	$12.91	$9.89	$16.65	$16.93
Value at end of period	$15.31	$12.76	$13.72	$12.91	$9.89	$16.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	29
INVESCO GLOBAL HEALTH CARE FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$32.33	$31.53	$30.63	$24.42	$34.65	$31.61	$31.78
Value at end of period	$38.42	$32.33	$31.53	$30.63	$24.42	$34.65	$31.61
Number of accumulation units outstanding at end of period	0	0	0	595	261	352	264

CFI 259

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.84	$13.91	$12.57	$9.81	$13.74	$12.70	$11.62	$10.99	$10.74
Value at end of period	$13.95	$12.84	$13.91	$12.57	$9.81	$13.74	$12.70	$11.62	$10.99
Number of accumulation units outstanding at end of period	27	19	14	59	31	1,332	0	449	79
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.73	$16.03
Value at end of period	$17.75	$14.73
Number of accumulation units outstanding at end of period	72	37
LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.96	$15.23
Value at end of period	$15.16	$13.96
Number of accumulation units outstanding at end of period	0	222
LORD ABBETT FUNDAMENTAL EQUITY FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.52	$12.27
Value at end of period	$12.55	$11.52
Number of accumulation units outstanding at end of period	0	99
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.99	$12.69	$10.28	$8.25	$13.85	$14.01	$12.67	$12.45
Value at end of period	$13.51	$11.99	$12.69	$10.28	$8.25	$13.85	$14.01	$12.67
Number of accumulation units outstanding at end of period	0	0	0	1,357	1,207	2,653	1,300	4,801
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.96	$18.08	$14.56	$11.40	$16.81	$15.48	$13.07	$12.55
Value at end of period	$18.45	$16.96	$18.08	$14.56	$11.40	$16.81	$15.48	$13.07
Number of accumulation units outstanding at end of period	0	0	0	1,154	1,014	615	3,488	6,659
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.40	$16.14	$14.77	$12.42	$17.24	$15.79	$13.23
Value at end of period	$17.17	$15.40	$16.14	$14.77	$12.42	$17.24	$15.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	88	34
NEUBERGER BERMAN GENESIS FUND®
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.99	$12.15
Value at end of period	$12.93	$11.99
Number of accumulation units outstanding at end of period	0	11
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.43	$14.80	$13.37	$9.89	$16.21	$14.27
Value at end of period	$15.94	$13.43	$14.80	$13.37	$9.89	$16.21
Number of accumulation units outstanding at end of period	14	30	491	1,688	1,392	766
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$26.80	$33.26	$26.63	$14.90	$29.14	$22.14	$17.98	$12.94	$10.90
Value at end of period	$31.86	$26.80	$33.26	$26.63	$14.90	$29.14	$22.14	$17.98	$12.94
Number of accumulation units outstanding at end of period	0	0	0	931	735	1,259	2,826	5,154	64

CFI 260

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.58	$11.99	$10.89	$9.13	$13.39	$12.44	$11.43	$11.02	$10.17
Value at end of period	$12.67	$11.58	$11.99	$10.89	$9.13	$13.39	$12.44	$11.43	$11.02
Number of accumulation units outstanding at end of period	0	0	67	70	3	555	0	72	13
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.19	$13.65	$11.80	$7.41	$11.95	$11.36	$10.45	$10.38	$10.09
Value at end of period	$14.92	$13.19	$13.65	$11.80	$7.41	$11.95	$11.36	$10.45	$10.38
Number of accumulation units outstanding at end of period	0	0	308	1,052	621	2,625	833	837	89
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.98	$14.97	$13.11	$9.11	$14.19	$14.38	$12.20	$11.54	$10.42
Value at end of period	$16.39	$13.98	$14.97	$13.11	$9.11	$14.19	$14.38	$12.20	$11.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	270	0	127	24
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.04	$14.41	$13.14	$8.92	$16.82	$14.59	$12.36	$11.36	$10.12
Value at end of period	$14.04	$12.04	$14.02	$13.14	$8.92	$16.82	$14.59	$12.36	$11.36
Number of accumulation units outstanding at end of period	459	463	0	453	0	2,635	20	820	135
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.70	$12.52	$11.35	$8.58	$14.33	$13.15	$12.06	$10.74	$9.90
Value at end of period	$13.86	$11.70	$12.52	$11.35	$8.58	$14.33	$13.15	$12.06	$10.74
Number of accumulation units outstanding at end of period	1,320	1,204	6,999	6,591	2,966	4,157	5,405	10,086	54
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.05	$12.59	$11.44	$9.36	$13.41	$13.16	$11.14	$11.08
Value at end of period	$14.35	$13.05	$12.59	$11.44	$9.36	$13.41	$13.16	$11.14
Number of accumulation units outstanding at end of period	0	0	1,134	1,451	1,091	4,741	3,153	3,526
VANGUARD® DIVERSIFIED VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.16	$11.94	$11.15	$8.97	$14.33	$14.08	$12.09	$12.16
Value at end of period	$13.88	$12.16	$11.94	$11.15	$8.97	$14.33	$14.08	$12.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.96	$12.00	$10.68	$9.33	$13.79	$13.47	$11.39	$11.53
Value at end of period	$14.40	$12.96	$12.00	$10.68	$9.33	$13.79	$13.47	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	14
VANGUARD® SMALL COMPANY GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.18	$13.28	$10.28	$7.53	$12.70	$12.49	$11.57	$11.66
Value at end of period	$14.81	$13.18	$13.28	$10.28	$7.53	$12.70	$12.49	$11.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	6
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.53	$10.97	$9.85	$8.43	$12.83	$12.56	$10.84	$10.58
Value at end of period	$12.74	$11.53	$10.97	$9.85	$8.43	$12.83	$12.56	$10.84
Number of accumulation units outstanding at end of period	0	0	2,281	5,688	2,678	2,461	4,720	6,726

CFI 261

	Condensed Financial Information (continued)

		TABLE 31
	FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.55%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.95	$11.72	$10.57	$8.89	$12.19	$11.66	$10.63	$10.33
Value at end of period	$13.39	$11.95	$11.72	$10.57	$8.89	$12.19	$11.66	$10.63
Number of accumulation units outstanding at end of period	751	749	385	0	0	0	270	605
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.22	$11.02	$11.08
Value at end of period	$12.79	$12.22	$11.02
Number of accumulation units outstanding at end of period	214	69	28
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.43	$12.57	$10.71	$6.70	$11.52	$11.91	$10.94	$10.86
Value at end of period	$13.38	$11.43	$12.57	$10.71	$6.70	$11.52	$11.91	$10.94
Number of accumulation units outstanding at end of period	35	443	306	261	91	57	34	8
ARIEL FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.98
Value at end of period	$12.43
Number of accumulation units outstanding at end of period	31
BLACKROCK EQUITY DIVIDEND FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.20
Value at end of period	$13.39
Number of accumulation units outstanding at end of period	867
CRM MID CAP VALUE FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.23
Value at end of period	$14.83
Number of accumulation units outstanding at end of period	111
EATON VANCE LARGE-CAP VALUE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.29	$13.44
Value at end of period	$13.98	$12.29
Number of accumulation units outstanding at end of period	0	191
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.81	$16.28	$15.16	$11.10	$19.01	$16.29	$13.62	$12.64
Value at end of period	$16.16	$13.81	$16.28	$15.16	$11.10	$19.01	$16.29	$13.62
Number of accumulation units outstanding at end of period	1,713	1,006	2,497	1,870	1,382	764	296	893
FIDELITY® ADVISOR NEW INSIGHTS FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.49
Value at end of period	$13.44
Number of accumulation units outstanding at end of period	503

CFI 262

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.50	$14.12	$12.29	$9.23	$16.37	$14.20	$12.96	$12.28
Value at end of period	$15.41	$13.50	$14.12	$12.29	$9.23	$16.37	$14.20	$12.96
Number of accumulation units outstanding at end of period	608	693	1,154	1,153	1,077	732	4,386	3,176
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.58	$10.68	$9.46	$7.41	$13.18	$13.23	$11.23	$10.96
Value at end of period	$12.17	$10.58	$10.68	$9.46	$7.41	$13.18	$13.23	$11.23
Number of accumulation units outstanding at end of period	0	83	64	44	27	19	1,210	6
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.20	$15.01	$11.92	$9.39	$14.26	$14.87	$14.50
Value at end of period	$16.52	$14.20	$15.01	$11.92	$9.39	$14.26	$14.87
Number of accumulation units outstanding at end of period	8	1	600	477	307	174	454
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.78	$13.68	$10.84	$7.70	$13.64	$12.43	$12.56
Value at end of period	$13.92	$12.78	$13.68	$10.84	$7.70	$13.64	$12.43
Number of accumulation units outstanding at end of period	0	1,702	84	655	20	71	8
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.57	$8.90	$8.67
Value at end of period	$9.85	$8.57	$8.90
Number of accumulation units outstanding at end of period	126	92	36
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.63	$14.53	$11.67	$8.76	$15.15	$14.50	$13.58
Value at end of period	$17.23	$14.63	$14.53	$11.67	$8.76	$15.15	$14.50
Number of accumulation units outstanding at end of period	1,906	126	53	1,231	50	205	1,229
ING CORE EQUITY RESEARCH FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.66	$14.95	$13.49	$10.46
Value at end of period	$16.96	$14.66	$14.95	$13.49
Number of accumulation units outstanding at end of period	0	0	0	634
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.27	$15.14	$11.99	$8.75	$14.62
Value at end of period	$14.97	$13.27	$15.14	$11.99	$8.75
Number of accumulation units outstanding at end of period	298	165	0	0	0
ING GNMA INCOME FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.10	$12.39	$11.85	$11.46	$10.89	$10.46	$10.18	$10.22
Value at end of period	$13.27	$13.10	$12.39	$11.85	$11.46	$10.89	$10.46	$10.18
Number of accumulation units outstanding at end of period	1,868	2,110	1,338	651	333	238	1,104	3,397
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.88	$11.51
Value at end of period	$12.35	$10.88
Number of accumulation units outstanding at end of period	0	58

CFI 263

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.40	$10.62	$9.50	$7.86	$12.77	$12.40	$11.45
Value at end of period	$11.68	$10.40	$10.62	$9.50	$7.86	$12.77	$12.40
Number of accumulation units outstanding at end of period	936	651	293	0	0	25	184
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.44	$12.83	$10.73	$8.31	$13.57	$13.11	$12.22	$11.61
Value at end of period	$14.36	$12.44	$12.83	$10.73	$8.31	$13.57	$13.11	$12.22
Number of accumulation units outstanding at end of period	88	0	723	557	375	235	1,310	1,237
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.83	$12.15	$10.09	$8.24	$12.65	$13.75	$13.24
Value at end of period	$13.04	$11.83	$12.15	$10.09	$8.24	$12.65	$13.75
Number of accumulation units outstanding at end of period	83	0	781	522	328	169	1,556
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.88	$10.98	$10.65
Value at end of period	$11.79	$10.88	$10.98
Number of accumulation units outstanding at end of period	2,013	2,663	3,674
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.07	$11.44	$10.39
Value at end of period	$12.30	$11.07	$11.44
Number of accumulation units outstanding at end of period	4,944	2,692	1,733
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.07	$11.64	$11.07
Value at end of period	$12.54	$11.07	$11.64
Number of accumulation units outstanding at end of period	3,712	1,778	1,128
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.16	$11.85	$11.21
Value at end of period	$12.71	$11.16	$11.85
Number of accumulation units outstanding at end of period	10,237	2,646	1,369
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.92
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	523
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.78	$10.68	$10.59
Value at end of period	$11.50	$10.78	$10.68
Number of accumulation units outstanding at end of period	1,695	1,702	1,446
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.36	$11.66	$10.79	$9.72	$10.97	$10.53	$10.31	$10.40
Value at end of period	$13.25	$12.36	$11.66	$10.79	$9.72	$10.97	$10.53	$10.31
Number of accumulation units outstanding at end of period	230	1,651	1,601	1,951	651	642	280	65

CFI 264

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.25	$11.61	$10.77	$9.84	$10.96	$10.53	$10.32	$10.29
Value at end of period	$13.15	$12.25	$11.61	$10.77	$9.84	$10.96	$10.53	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	765
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$6.77	$7.85	$7.69
Value at end of period	$7.89	$6.77	$7.85
Number of accumulation units outstanding at end of period	48	34	2
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.49	$12.52	$12.41	$9.91	$17.58	$15.74	$12.35	$11.73
Value at end of period	$12.31	$10.49	$12.52	$12.41	$9.91	$17.58	$15.74	$12.35
Number of accumulation units outstanding at end of period	0	277	243	199	68	47	188	7
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.82	$11.22	$9.90	$7.82	$12.51	$13.16
Value at end of period	$12.64	$10.82	$11.22	$9.90	$7.82	$12.51
Number of accumulation units outstanding at end of period	0	0	0	38	12	229
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.20	$14.17	$11.70	$9.46	$14.35	$14.24	$13.02
Value at end of period	$16.78	$14.20	$14.17	$11.70	$9.46	$14.35	$14.24
Number of accumulation units outstanding at end of period	408	0	80	131	119	104	85
ING LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.18	$8.05	$6.87	$6.22	$9.07	$9.24
Value at end of period	$9.20	$8.18	$8.05	$6.87	$6.22	$9.07
Number of accumulation units outstanding at end of period	59	2,641	35	89	90	57
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.73	$11.74	$10.87	$9.37	$12.27	$11.99	$11.07
Value at end of period	$12.83	$11.73	$11.74	$10.87	$9.37	$12.27	$11.99
Number of accumulation units outstanding at end of period	2	1	0	0	0	0	1,013
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.96	$12.24	$9.90
Value at end of period	$13.41	$11.96	$12.24
Number of accumulation units outstanding at end of period	2,107	0	167
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.07	$10.28	$10.47	$10.65	$10.59
Value at end of period	$9.87	$10.07	$10.28	$10.47	$10.65
Number of accumulation units outstanding at end of period	0	0	0	5	0
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.65	$12.91	$11.32	$8.26	$14.09	$13.46	$11.62	$11.00
Value at end of period	$13.92	$11.65	$12.91	$11.32	$8.26	$14.09	$13.46	$11.62
Number of accumulation units outstanding at end of period	374	0	338	434	417	333	2,733	1,111
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.27	$13.05	$12.33	$11.11	$11.31	$10.50	$10.26
Value at end of period	$14.10	$13.27	$13.05	$12.33	$11.11	$11.31	$10.50
Number of accumulation units outstanding at end of period	5,376	676	1,597	0	344	79	3,586

CFI 265

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.66	$10.67
Value at end of period	$10.54	$9.66
Number of accumulation units outstanding at end of period	0	1,437
ING PIONEER MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.62	$10.30	$9.31
Value at end of period	$10.51	$9.62	$10.30
Number of accumulation units outstanding at end of period	0	395	198
ING REAL ESTATE FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.91	$15.71	$12.52	$9.81	$15.37	$18.70	$15.35
Value at end of period	$19.20	$16.91	$15.71	$12.52	$9.81	$15.37	$18.70
Number of accumulation units outstanding at end of period	20	0	0	0	0	0	752
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.96	$8.89	$8.78
Value at end of period	$10.16	$8.96	$8.89
Number of accumulation units outstanding at end of period	27	20	1
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.62	$9.98	$8.40
Value at end of period	$11.05	$9.62	$9.98
Number of accumulation units outstanding at end of period	280	274	76
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.09	$10.69	$8.91
Value at end of period	$11.50	$10.09	$10.69
Number of accumulation units outstanding at end of period	160	154	18
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$17.85
Value at end of period	$18.72
Number of accumulation units outstanding at end of period	11
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.00	$11.27	$10.78
Value at end of period	$12.05	$11.00	$11.27
Number of accumulation units outstanding at end of period	216	1	251
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.17	$11.73	$11.04
Value at end of period	$12.47	$11.17	$11.73
Number of accumulation units outstanding at end of period	983	784	721
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.18	$11.93	$11.19
Value at end of period	$12.66	$11.18	$11.93
Number of accumulation units outstanding at end of period	36	11	929

CFI 266

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.22	$12.05	$11.24
Value at end of period	$12.75	$11.22	$12.05
Number of accumulation units outstanding at end of period	3,157	440	3,025
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.26	$11.26	$10.31	$8.89	$11.84	$11.38	$10.68	$10.54
Value at end of period	$12.44	$11.26	$11.26	$10.31	$8.89	$11.84	$11.38	$10.68
Number of accumulation units outstanding at end of period	2,023	0	0	0	0	0	0	358
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.65	$11.16	$10.04	$8.15	$12.97	$12.56	$11.29	$10.94
Value at end of period	$12.04	$10.65	$11.16	$10.04	$8.15	$12.97	$12.56	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.96	$11.21	$10.18	$8.50	$12.43	$11.99	$10.97	$10.74
Value at end of period	$12.24	$10.96	$11.21	$10.18	$8.50	$12.43	$11.99	$10.97
Number of accumulation units outstanding at end of period	606	0	0	0	0	0	0	1,886
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.57	$11.86	$10.49	$8.54	$13.49	$13.31	$12.12
Value at end of period	$13.34	$11.57	$11.86	$10.49	$8.54	$13.49	$13.31
Number of accumulation units outstanding at end of period	54	0	55	959	89	90	1,578
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.83	$12.17	$10.60	$7.55	$13.31	$12.33	$11.36
Value at end of period	$13.81	$11.83	$12.17	$10.60	$7.55	$13.31	$12.33
Number of accumulation units outstanding at end of period	2,285	1,444	92	699	13	297	272
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.68	$13.66	$12.86	$9.86	$16.62	$16.90
Value at end of period	$15.21	$12.68	$13.66	$12.86	$9.86	$16.62
Number of accumulation units outstanding at end of period	0	0	0	21	7	128
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$11.59
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	894
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.74	$13.82	$12.49	$9.76	$13.69	$12.67	$12.28
Value at end of period	$13.82	$12.74	$13.82	$12.49	$9.76	$13.69	$12.67
Number of accumulation units outstanding at end of period	42	30	12	0	0	0	941
INVESCO SMALL CAP VALUE FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.69	$16.29	$13.88
Value at end of period	$17.69	$14.69	$16.29
Number of accumulation units outstanding at end of period	496	342	184

CFI 267

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT MID CAP STOCK FUND, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.90	$12.61	$10.22	$8.21	$13.80	$13.96	$12.65	$12.47
Value at end of period	$13.39	$11.90	$12.61	$10.22	$8.21	$13.80	$13.96	$12.65
Number of accumulation units outstanding at end of period	0	323	291	245	77	48	792	7
LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.83	$17.96	$14.47	$11.35	$16.75	$15.44	$13.04	$12.46
Value at end of period	$18.29	$16.83	$17.96	$14.47	$11.35	$16.75	$15.44	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	327	2,402
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.04
Value at end of period	$13.52
Number of accumulation units outstanding at end of period	598
MUTUAL GLOBAL DISCOVERY FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.28	$16.03	$14.68	$12.35	$17.17	$15.75	$13.02	$12.42
Value at end of period	$17.01	$15.28	$16.03	$14.68	$12.35	$17.17	$15.75	$13.02
Number of accumulation units outstanding at end of period	65	235	209	176	65	44	27	7
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.89	$10.39	$9.09
Value at end of period	$10.75	$9.89	$10.39
Number of accumulation units outstanding at end of period	264	178	101
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.33	$14.70	$13.29	$9.85	$16.15	$14.18	$12.41
Value at end of period	$15.80	$13.33	$14.70	$13.29	$9.85	$16.15	$14.18
Number of accumulation units outstanding at end of period	0	132	50	348	0	0	605
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$26.59	$33.04	$26.47	$14.82	$29.03	$22.07	$21.37
Value at end of period	$31.57	$26.59	$33.04	$26.47	$14.82	$29.03	$22.07
Number of accumulation units outstanding at end of period	50	26	10	0	0	22	501
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.49	$11.91	$10.83	$9.08	$13.34	$12.41	$12.02
Value at end of period	$12.56	$11.49	$11.91	$10.83	$9.08	$13.34	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	198	38	260
PIONEER HIGH YIELD FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.09	$13.56	$11.73	$7.37	$11.90	$11.33	$10.43	$10.44
Value at end of period	$14.79	$13.09	$13.56	$11.73	$7.37	$11.90	$11.33	$10.43
Number of accumulation units outstanding at end of period	356	681	2,664	2,107	651	583	1,137	8
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.87	$14.87	$13.03	$9.07	$14.14	$14.34	$13.03
Value at end of period	$16.25	$13.87	$14.87	$13.03	$9.07	$14.14	$14.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	11	235

CFI 268

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.94	$13.92	$13.06	$8.88	$16.75	$14.54	$13.98
Value at end of period	$13.91	$11.94	$13.92	$13.06	$8.88	$16.75	$14.54
Number of accumulation units outstanding at end of period	0	100	796	177	264	98	1,697
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.61	$12.43	$11.28	$8.54	$14.27	$13.11	$12.04	$11.45
Value at end of period	$13.74	$11.61	$12.43	$11.28	$8.54	$14.27	$13.11	$12.04
Number of accumulation units outstanding at end of period	550	1,885	2,200	2,303	1,487	752	1,792	1,860
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.95	$12.50	$11.37	$9.31	$13.36	$13.12	$12.44
Value at end of period	$14.22	$12.95	$12.50	$11.37	$9.31	$13.36	$13.12
Number of accumulation units outstanding at end of period	346	0	288	290	637	344	62
WANGER SELECT
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.76	$13.30	$12.84
Value at end of period	$12.52	$10.76	$13.30
Number of accumulation units outstanding at end of period	47	34	12
WANGER USA
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.00
Value at end of period	$17.99
Number of accumulation units outstanding at end of period	183
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.44	$10.89	$9.80	$8.39	$12.78	$12.52	$10.81	$10.72
Value at end of period	$12.63	$11.44	$10.89	$9.80	$8.39	$12.78	$12.52	$10.81
Number of accumulation units outstanding at end of period	40	1,201	1,053	864	307	203	1,779	4,796

CFI 269

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Account C prospectus dated May 1, 2013, as well as all current prospectuses for the funds available under the Contracts.
_____ Please send an Account C Statement of Additional Information (Form No. SAI.109860-13) dated May 1,
2013.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.109860-13

                                                      PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information
dated May 1, 2013

For
ING Map Plus NPSM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2013. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the “separate account”).
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06095-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACTS	3
INCOME PHASE PAYMENTS	3
SALES MATERIAL AND ADVERTISING	5
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	S-1
CONSOLIDATED FINANCIAL STATEMENTS OF ING LIFE INSURANCE	C-1
AND ANNUITY COMPANY

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of
ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC on November 9, 2012, which was amended on January 23, 2013, and March 19, 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

The Company serves as the depositor for the separate account.

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES”
in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

2

	OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority, and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT
OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2012, 2011 and 2010 amounted to $54,904,926.87, $56,593,822.08 and $43,979,093.81, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract, as of May 1, 2013.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year	Renewal Year &	Takeover	Asset Based	Asset Based	Maximum
	(Case Year 1	Increase Deposits	(Case Year 1	(Starts Case	(Starts Case	Daily Asset
	Only)	(All Case Years)	Only)	Month 1)	Month 13)	Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant		Tax Free	Asset Based
	Year and	Renewal	Exchanges/	(Starts Participant	Maximum Daily
	Increases	Premium	Takeover Assets	Month 13)	Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35

		INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

			3

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of
Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5%
rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next
(see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity
Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above)
produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial
Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2012, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of Additional Information, have been audited by
Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year Ended December 31, 2012
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2012

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of ING Life
Insurance and Annuity Company (the "Account"), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity
Account C of ING Life Insurance and Annuity Company at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and 2011, in conformity with U.S. generally accepted accounting principles.

                                                                                      /s/ Ernst & Young LLP
Atlanta, Georgia
April 4, 2013

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small Cap	International	Invesco	Health Care
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor	Fund -
	Class A	Class A	Class R5	Fund - Class A	Investor Class
Assets
Investments in mutual funds
at fair value	$ 4,552	$ 26	$ 30	$ 36	$ 234
Total assets	4,552	26	30	36	234
Net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Net assets
Accumulation units	$ 4,552	$ 26	$ 30	$ 36	$ 234
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Total number of mutual fund shares	212,989	873	1,039	2,106	7,678

Cost of mutual fund shares	$ 4,686	$ 26	$ 31	$ 37	$ 231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

AllianceBernstein
		Invesco V.I.			Growth and
	Invesco Small	Core Equity	Alger Capital		Income
	Cap Value	Fund - Series I	Appreciation	Alger Green	Fund, Inc. -
	Fund - Class A	Shares	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 141	$ 34,682	$ 492	$ 2,030	$ 201
Total assets	141	34,682	492	2,030	201
Net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Net assets
Accumulation units	$ 141	$ 34,229	$ 492	$ 2,030	$ 201
Contracts in payout (annuitization)	-	453	-	-	-
Total net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Total number of mutual fund shares	8,630	1,150,713	29,419	295,926	50,034

Cost of mutual fund shares	$ 147	$ 28,975	$ 482	$ 1,804	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Allianz NFJ
	AllianceBernstein		Large-Cap	Allianz NFJ
	Growth and	Allianz NFJ	Value Fund -	Small-Cap
	Income Portfolio -	Dividend Value	Institutional	Value Fund -	Amana Growth
	Class A	Fund - Class A	Class	Class A	Fund
Assets
Investments in mutual funds
at fair value	$ 476	$ 206	$ 35	$ 400	$ 35,389
Total assets	476	206	35	400	35,389
Net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Net assets
Accumulation units	$ 476	$ 206	$ 35	$ 400	$ 35,389
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Total number of mutual fund shares	22,796	16,289	2,286	14,063	1,316,067

Cost of mutual fund shares	$ 355	$ 174	$ 35	$ 387	$ 31,720

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

American
			Century		American Funds
		American	Inflation-	American	American
		Balanced	Adjusted Bond Century Income		Mutual
	Amana Income	Fund® -	Fund -	& Growth	Fund® -
	Fund	Class R-3	Investor Class	Fund - A Class	Class R-4
Assets
Investments in mutual funds
at fair value	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Total assets	51,965	5,771	54,588	6,374	61
Net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Net assets
Accumulation units	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Total number of mutual fund shares	1,517,672	283,981	4,141,739	233,649	2,151

Cost of mutual fund shares	$ 46,567	$ 4,612	$ 53,006	$ 5,951	$ 60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Ariel		Artisan		BlackRock
	Appreciation		International	Aston/Fairpointe Equity Dividend
	Fund - Investor	Ariel Fund -	Fund - Investor	Mid Cap Fund -	Fund - Investor
	Class	Investor Class	Shares	Class N	A Shares
Assets
Investments in mutual funds
at fair value	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Total assets	866	3,328	5,043	8,892	1,014
Net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Net assets
Accumulation units	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Total number of mutual fund shares	21,113	64,989	205,079	266,306	50,970

Cost of mutual fund shares	$ 800	$ 3,082	$ 4,446	$ 8,522	$ 937

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

BlackRock Mid
	Cap Value			Capital World
	Opportunities	The Bond Fund	Calvert VP SRI	Growth &
	Fund - Investor	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	A Shares	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Assets
Investments in mutual funds
at fair value	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138
Total assets	9,764	10,954	46,174	513	2,138
Net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Net assets
Accumulation units	$ 9,764	$ 10,954	$ 45,963	$ 513	$ 2,138
Contracts in payout (annuitization)	-	-	211	-	-
Total net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Total number of mutual fund shares	525,211	845,905	24,187,720	13,858	33,118

Cost of mutual fund shares	$ 8,897	$ 10,469	$ 43,624	$ 469	$ 2,189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class A	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Assets
Investments in mutual funds
at fair value	$ 85	$ 39	$ 4,121	$ 1	$ 232
Total assets	85	39	4,121	1	232
Net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Net assets
Accumulation units	$ 85	$ 39	$ 4,121	$ 1	$ 232
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Total number of mutual fund shares	2,890	1,284	278,468	79	7,648

Cost of mutual fund shares	$ 84	$ 39	$ 3,267	$ 1	$ 197

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Delaware				Eaton Vance
	Diversified	Dodge & Cox		DWS Equity	Large-Cap
	Income Fund -	International	Dodge & Cox	500 Index	Value Fund -
	Class A	Stock Fund	Stock Fund	Fund - Class S	Class R
Assets
Investments in mutual funds
at fair value	$ 801	$ 224	$ 28	$ 491	$ 98
Total assets	801	224	28	491	98
Net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Net assets
Accumulation units	$ 801	$ 224	$ 28	$ 491	$ 98
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Total number of mutual fund shares	85,586	6,454	230	3,071	5,025

Cost of mutual fund shares	$ 809	$ 197	$ 27	$ 422	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP	Fidelity® VIP
	Growth	Growth	Insights Fund - Equity-Income		Growth
	Fund® -	Fund® -	Institutional	Portfolio -	Portfolio -
	Class R-3	Class R-4	Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077
Total assets	8,750	268,614	465	264,552	225,077
Net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Net assets
Accumulation units	$ 8,750	$ 268,614	$ 465	$ 261,045	$ 224,328
Contracts in payout (annuitization)	-	-	-	3,507	749
Total net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Total number of mutual fund shares	216,321	6,635,720	20,208	13,267,396	5,352,594

Cost of mutual fund shares	$ 7,355	$ 270,909	$ 430	$ 294,296	$ 165,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599
Total assets	12,167	29,379	1,085,469	115,759	20,599
Net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Net assets
Accumulation units	$ 12,106	$ 29,379	$ 1,077,416	$ 115,759	$ 20,599
Contracts in payout (annuitization)	61	-	8,053	-	-
Total net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Total number of mutual fund shares	2,094,095	1,825,888	41,054,034	798,779	674,261

Cost of mutual fund shares	$ 11,830	$ 33,376	$ 1,089,790	$ 100,033	$ 18,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value	Fundamental
	Portfolio -	Discovery	Growth Fund -	Securities	InvestorsSM,
	Initial Class	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3
Assets
Investments in mutual funds
at fair value	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203
Total assets	22,592	2,419	553	110,112	1,203
Net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Net assets
Accumulation units	$ 22,592	$ 2,419	$ 553	$ 108,689	$ 1,203
Contracts in payout (annuitization)	-	-	-	1,423	-
Total net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Total number of mutual fund shares	1,489,261	86,438	16,310	6,040,167	29,553

Cost of mutual fund shares	$ 21,320	$ 2,286	$ 498	$ 87,042	$ 1,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		The Growth	The Growth	The Hartford	The Hartford
	Fundamental	Fund of	Fund of	Capital	Dividend and
	InvestorsSM,	America® -	America® -	Appreciation	Growth Fund -
	Inc. - Class R-4	Class R-3	Class R-4	Fund - Class R4	Class R4
Assets
Investments in mutual funds
at fair value	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Total assets	37,284	12,373	287,158	159	261
Net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Net assets
Accumulation units	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Total number of mutual fund shares	915,835	365,091	8,413,662	4,323	12,527

Cost of mutual fund shares	$ 29,162	$ 9,167	$ 245,028	$ 150	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

The Income
	Fund of	ING Balanced	ING Growth		ING Value
	America® -	Portfolio -	Opportunities	ING Real Estate	Choice Fund -
	Class R-3	Class I	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4
Total assets	1,985	305,260	63	1,954	4
Net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Net assets
Accumulation units	$ 1,985	$ 288,145	$ 63	$ 1,954	$ 4
Contracts in payout (annuitization)	-	17,115	-	-	-
Total net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Total number of mutual fund shares	110,231	24,878,566	2,444	120,512	251

Cost of mutual fund shares	$ 1,759	$ 298,362	$ 63	$ 1,494	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
		ING	ING	ING	Health Sciences
	ING GNMA	Intermediate	Intermediate	Intermediate	Opportunities
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class A	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469
Total assets	4,456	3,250	408,463	1,202	14,469
Net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Net assets
Accumulation units	$ 4,456	$ 3,250	$ 392,854	$ 1,202	$ 14,469
Contracts in payout (annuitization)	-	-	15,609	-	-
Total net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Total number of mutual fund shares	493,974	321,193	31,517,204	93,253	1,086,243

Cost of mutual fund shares	$ 4,444	$ 3,087	$ 397,692	$ 1,155	$ 11,911

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Growth	Large Cap	Large Cap	Global Real
	Protected Bond	Portfolio -	Growth	Growth	Estate
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 85,929	$ 502	$ 294	$ 7
Total assets	97	85,929	502	294	7
Net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Net assets
Accumulation units	$ 97	$ 85,594	$ 502	$ 294	$ 7
Contracts in payout (annuitization)	-	335	-	-	-
Total net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Total number of mutual fund shares	9,053	7,840,238	46,089	27,382	674

Cost of mutual fund shares	$ 98	$ 86,720	$ 486	$ 242	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Clarion
	Global Real		ING Clarion		ING FMRSM
	Estate	ING Clarion	Real Estate	ING Clarion	Diversified Mid
	Portfolio -	Real Estate	Portfolio -	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744
Total assets	77,810	41	2,303	54,384	27,744
Net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Net assets
Accumulation units	$ 77,810	$ 41	$ -	$ 54,384	$ 27,744
Contracts in payout (annuitization)	-	-	2,303	-	-
Total net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Total number of mutual fund shares	6,965,941	1,559	84,589	2,003,829	1,793,394

Cost of mutual fund shares	$ 65,546	$ 37	$ 1,951	$ 38,969	$ 26,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Global
	ING FMRSM	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid Diversified Mid		Resources	Portfolio -	Resources
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Total assets	48,491	8	2	26	101,734
Net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Net assets
Accumulation units	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Total number of mutual fund shares	3,152,885	547	85	1,390	5,434,528

Cost of mutual fund shares	$ 41,084	$ 8	$ 2	$ 32	$ 109,726

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging	ING JPMorgan
	Income	Growth and	Emerging	Markets Equity	Emerging
	Portfolio -	Income	Markets Equity	Portfolio -	Markets Equity
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Total assets	6,568	17,841	307	32,471	26,309
Net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Net assets
Accumulation units	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Total number of mutual fund shares	279,506	756,296	15,225	1,551,428	1,263,629

Cost of mutual fund shares	$ 6,373	$ 15,320	$ 305	$ 28,679	$ 22,751

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING JPMorgan
	ING JPMorgan	Small Cap Core	ING JPMorgan		ING Large Cap
	Small Cap Core	Equity	Small Cap Core	ING Large Cap	Growth
	Equity	Portfolio -	Equity	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340
Total assets	16	9,013	8,402	155	193,340
Net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Net assets
Accumulation units	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,011
Contracts in payout (annuitization)	-	-	-	-	329
Total net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Total number of mutual fund shares	1,044	584,103	548,823	10,970	13,063,527

Cost of mutual fund shares	$ 13	$ 8,653	$ 7,700	$ 144	$ 177,629

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Marsico
	ING Large Cap	ING Large Cap		ING Limited	Growth
	Growth	Value Portfolio -	ING Large Cap	Maturity Bond	Portfolio -
	Portfolio -	Institutional	Value Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 338	$ 217,365	$ 708	$ 17	$ 9,713
Total assets	338	217,365	708	17	9,713
Net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Net assets
Accumulation units	$ 338	$ 214,626	$ 708	$ 17	$ 9,713
Contracts in payout (annuitization)	-	2,739	-	-	-
Total net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Total number of mutual fund shares	23,118	23,549,798	77,465	1,691	510,424

Cost of mutual fund shares	$ 323	$ 190,397	$ 639	$ 17	$ 7,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING MFS Total
	ING Marsico	ING MFS Total	Return	ING MFS Total	ING MFS
	Growth	Return	Portfolio -	Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Total assets	97	1,139	56,102	25,679	45,560
Net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Net assets
Accumulation units	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Total number of mutual fund shares	5,164	71,276	3,482,423	1,592,974	3,037,362

Cost of mutual fund shares	$ 88	$ 947	$ 55,623	$ 24,464	$ 41,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO	ING Pioneer
	Franchise	High Yield	Portfolio -	High Yield	Fund Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631
Total assets	31	51	28,658	30,849	19,631
Net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Net assets
Accumulation units	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,412
Contracts in payout (annuitization)	-	-	-	-	219
Total net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Total number of mutual fund shares	1,935	4,762	2,693,463	2,902,024	1,719,022

Cost of mutual fund shares	$ 29	$ 49	$ 27,844	$ 29,705	$ 17,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Pioneer		ING T. Rowe
		ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value	Appreciation
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 273	$ 23	$ 76,026	$ 378	$ 195
Total assets	273	23	76,026	378	195
Net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Net assets
Accumulation units	$ 273	$ 23	$ 75,104	$ 378	$ 195
Contracts in payout (annuitization)	-	-	922	-	-
Total net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Total number of mutual fund shares	23,837	2,085	6,727,954	33,401	7,934

Cost of mutual fund shares	$ 256	$ 22	$ 72,991	$ 347	$ 185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
	Price Capital	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Appreciation	Price Capital	Price Equity	Price Equity	Price
	Portfolio -	Appreciation	Income	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102
Total assets	112,414	377,748	1,638	104,568	102
Net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Net assets
Accumulation units	$ 112,414	$ 377,748	$ 1,638	$ 104,452	$ 102
Contracts in payout (annuitization)	-	-	-	116	-
Total net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Total number of mutual fund shares	4,489,378	15,073,742	125,883	7,951,915	8,674

Cost of mutual fund shares	$ 110,377	$ 319,703	$ 1,315	$ 87,057	$ 94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING Templeton
	Price	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	International	Portfolio -	Global Growth	Index Portfolio -	Market
	Stock Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287
Total assets	7,554	841	4,823	7,900	295,287
Net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Net assets
Accumulation units	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 292,451
Contracts in payout (annuitization)	-	-	-	-	2,836
Total net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Total number of mutual fund shares	645,606	67,524	385,552	686,976	295,287,237

Cost of mutual fund shares	$ 6,352	$ 685	$ 4,172	$ 7,079	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING American	ING American	ING American
		ING	Century Small-	Century Small-	Century Small-
	ING Global	International	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Real Estate	SmallCap	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Fund - Class A	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 418	$ 119	$ 10,028	$ 43,640
Total assets	92	418	119	10,028	43,640
Net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Net assets
Accumulation units	$ 92	$ 418	$ 119	$ 10,028	$ 42,987
Contracts in payout (annuitization)	-	-	-	-	653
Total net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Total number of mutual fund shares	5,094	$ 10,886	10,153	827,410	3,627,628

Cost of mutual fund shares	$ 81	$ 397	$ 111	$ 9,534	$ 36,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Columbia	ING Columbia
	ING Baron	ING Baron	Small Cap	Small Cap	ING Davis New
	Growth	Growth	Value II	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097
Total assets	1,419	129,571	279	3,292	12,097
Net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Net assets
Accumulation units	$ 1,419	$ 128,314	$ 279	$ 3,292	$ 12,007
Contracts in payout (annuitization)	-	1,257	-	-	90
Total net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Total number of mutual fund shares	63,001	5,589,778	24,763	287,237	645,193

Cost of mutual fund shares	$ 838	$ 93,943	$ 271	$ 3,020	$ 9,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Fidelity®				ING Growth
	VIP Mid Cap	ING Global	ING Global	ING Global	and Income
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627
Total assets	4,543	388	151,398	1,301	627
Net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Net assets
Accumulation units	$ 4,543	$ 388	$ 147,998	$ 1,289	$ 627
Contracts in payout (annuitization)	-	-	3,400	12	-
Total net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Total number of mutual fund shares	338,777	34,227	13,210,955	113,326	21,499

Cost of mutual fund shares	$ 4,138	$ 388	$ 146,499	$ 1,311	$ 658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015	Solution 2025
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 70,374	$ 270	$ 787	$ 981	$ 476
Total assets	70,374	270	787	981	476
Net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Net assets
Accumulation units	$ 69,672	$ 270	$ 787	$ 981	$ 476
Contracts in payout (annuitization)	702	-	-	-	-
Total net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Total number of mutual fund shares	2,348,143	25,663	75,200	95,014	45,120

Cost of mutual fund shares	$ 63,665	$ 266	$ 750	$ 955	$ 461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Total assets	87	2,563	372	169	1,815
Net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Net assets
Accumulation units	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Total number of mutual fund shares	8,336	247,868	35,700	16,388	177,387

Cost of mutual fund shares	$ 86	$ 2,446	$ 358	$ 168	$ 1,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48	$ 34	$ 1,308	$ 20	$ 202
Total assets	48	34	1,308	20	202
Net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Net assets
Accumulation units	$ 48	$ 34	$ 1,308	$ 20	$ 202
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Total number of mutual fund shares	4,542	3,278	127,584	1,675	16,620

Cost of mutual fund shares	$ 46	$ 33	$ 1,217	$ 19	$ 192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Invesco	ING Invesco
	ING Index	ING Index	ING Index	Van Kampen	Van Kampen
	Solution 2055 Solution Income Solution Income			Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 1,133	$ 226	$ 334	$ 48,799
Total assets	92	1,133	226	334	48,799
Net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Net assets
Accumulation units	$ 92	$ 1,133	$ 226	$ 334	$ 47,712
Contracts in payout (annuitization)	-	-	-	-	1,087
Total net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Total number of mutual fund shares	7,650	105,450	21,377	29,201	4,239,729

Cost of mutual fund shares	$ 87	$ 1,117	$ 223	$ 279	$ 45,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 712	$ 232,827	$ 277	$ 348	$ 904
Total assets	712	232,827	277	348	904
Net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Net assets
Accumulation units	$ 712	$ 229,117	$ 277	$ 348	$ 904
Contracts in payout (annuitization)	-	3,710	-	-	-
Total net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Total number of mutual fund shares	19,760	6,391,092	7,633	20,983	53,848

Cost of mutual fund shares	$ 649	$ 215,346	$ 239	$ 240	$ 898

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING
	ING JPMorgan Oppenheimer		Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675
Total assets	40,437	601	540,715	815	2,675
Net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Net assets
Accumulation units	$ 39,265	$ 601	$ 536,987	$ 815	$ 2,675
Contracts in payout (annuitization)	1,172	-	3,728	-	-
Total net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Total number of mutual fund shares	2,421,393	41,157	35,904,043	55,705	222,879

Cost of mutual fund shares	$ 33,858	$ 468	$ 462,290	$ 674	$ 2,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 322	$ 255,966	$ 23,376	$ 466	$ 874
Total assets	322	255,966	23,376	466	874
Net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Net assets
Accumulation units	$ 322	$ 249,237	$ 21,612	$ 466	$ 874
Contracts in payout (annuitization)	-	6,729	1,764	-	-
Total net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Total number of mutual fund shares	26,142	20,997,999	2,015,160	40,235	78,041

Cost of mutual fund shares	$ 320	$ 245,573	$ 22,224	$ 433	$ 821

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service 2 Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Total assets	1,276	67,178	10,582	427	521
Net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Net assets
Accumulation units	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Total number of mutual fund shares	111,594	5,924,019	955,873	37,200	44,397

Cost of mutual fund shares	$ 1,249	$ 61,513	$ 10,118	$ 387	$ 505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Total assets	110,500	15,599	266	1,299	96,949
Net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Net assets
Accumulation units	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Total number of mutual fund shares	9,509,470	1,370,723	22,475	107,825	8,106,124

Cost of mutual fund shares	$ 99,564	$ 14,404	$ 239	$ 1,250	$ 85,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Total assets	15,155	117	803	70,077	11,546
Net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Net assets
Accumulation units	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Total number of mutual fund shares	1,299,776	9,736	65,780	5,791,511	971,065

Cost of mutual fund shares	$ 13,785	$ 109	$ 774	$ 60,329	$ 10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Growth	Income
	2055 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Total assets	124	3,384	438	2,273	257
Net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Net assets
Accumulation units	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Total number of mutual fund shares	10,215	279,426	36,290	228,434	23,588

Cost of mutual fund shares	$ 124	$ 3,125	$ 414	$ 2,089	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
Price Diversified
	ING Solution	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Total assets	1,968	13,244	2,070	3,570	465
Net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Net assets
Accumulation units	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Total number of mutual fund shares	177,014	1,200,712	191,823	336,776	55,644

Cost of mutual fund shares	$ 1,935	$ 12,824	$ 2,029	$ 3,284	$ 383

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth	Price Growth
	Growth	Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729
Total assets	324,303	586	1,224	247,651	2,729
Net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Net assets
Accumulation units	$ 322,808	$ 586	$ 1,224	$ 245,769	$ 2,729
Contracts in payout (annuitization)	1,495	-	-	1,882	-
Total net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Total number of mutual fund shares	37,020,942	68,109	19,666	3,869,550	43,241

Cost of mutual fund shares	$ 289,541	$ 548	$ 890	$ 187,710	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	ING Templeton	Large Cap	Large Cap
	Foreign Equity Foreign Equity Foreign Equity			Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 562	$ 104,253	$ 284	$ 75	$ 67,687
Total assets	562	104,253	284	75	67,687
Net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Net assets
Accumulation units	$ 562	$ 102,028	$ 284	$ 75	$ 67,254
Contracts in payout (annuitization)	-	2,225	-	-	433
Total net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Total number of mutual fund shares	50,890	9,350,073	25,646	7,798	6,906,872

Cost of mutual fund shares	$ 537	$ 106,288	$ 252	$ 60	$ 57,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic	ING Strategic
	Large Cap		Allocation	Allocation	Allocation
	Equity	ING Core	Conservative	Growth	Moderate
	Portfolio -	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420
Total assets	17	190	33,238	64,806	61,420
Net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Net assets
Accumulation units	$ 17	$ 190	$ 32,118	$ 64,163	$ 60,284
Contracts in payout (annuitization)	-	-	1,120	643	1,136
Total net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Total number of mutual fund shares	1,694	14,209	2,983,670	5,896,775	5,558,350

Cost of mutual fund shares	$ 15	$ 161	$ 29,893	$ 68,081	$ 61,048

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	ING Growth	ING Growth	ING Growth		Technology
	and Income	and Income	and Income	ING GET U.S.	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -
	Class A	Class I	Class S	Series 11	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2
Total assets	785	1,068,514	6,121	6	2
Net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Net assets
Accumulation units	$ 785	$ 990,889	$ 6,121	$ 6	$ 2
Contracts in payout (annuitization)	-	77,625	-	-	-
Total net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Total number of mutual fund shares	32,317	43,541,711	251,691	766	332

Cost of mutual fund shares	$ 648	$ 949,437	$ 5,422	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387
Total assets	44,495	269,213	368	298,981	387
Net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Net assets
Accumulation units	$ 44,495	$ 265,412	$ 368	$ 297,412	$ 387
Contracts in payout (annuitization)	-	3,801	-	1,569	-
Total net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Total number of mutual fund shares	8,209,327	17,515,509	24,160	16,834,515	22,021

Cost of mutual fund shares	$ 41,426	$ 239,207	$ 311	$ 273,845	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	ING Index Plus	ING Index Plus	ING	ING	Large Cap
	SmallCap	SmallCap	International	International	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965
Total assets	109,978	176	20,592	5	8,965
Net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Net assets
Accumulation units	$ 109,216	$ 176	$ 19,980	$ 5	$ 8,846
Contracts in payout (annuitization)	762	-	612	-	119
Total net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Total number of mutual fund shares	7,104,535	11,457	2,434,005	551	534,285

Cost of mutual fund shares	$ 104,170	$ 139	$ 19,000	$ 5	$ 8,188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Russell™			ING Russell™	ING Russell™
	Large Cap	ING Russell™	ING Russell™	Large Cap	Large Cap
	Growth Index	Large Cap	Large Cap	Value Index	Value Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 585	$ 23,318	$ 65	$ 255	$ 3,936
Total assets	585	23,318	65	255	3,936
Net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Net assets
Accumulation units	$ 585	$ 23,318	$ -	$ 255	$ 3,936
Contracts in payout (annuitization)	-	-	65	-	-
Total net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Total number of mutual fund shares	34,982	2,112,127	5,956	17,904	276,790

Cost of mutual fund shares	$ 514	$ 20,098	$ 62	$ 228	$ 3,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	Mid Cap	ING Russell™	ING Russell™	ING Small	ING Small
	Growth Index	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207
Total assets	5,776	23,380	12,589	122,521	207
Net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Net assets
Accumulation units	$ 5,776	$ 23,380	$ 12,589	$ 120,938	$ 207
Contracts in payout (annuitization)	-	-	-	1,583	-
Total net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Total number of mutual fund shares	315,283	1,877,929	978,936	6,241,521	10,706

Cost of mutual fund shares	$ 4,985	$ 21,374	$ 11,809	$ 111,102	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING MidCap	ING MidCap
	ING U.S. Bond	International	International	Opportunities	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742
Total assets	11,539	59,954	218	49,515	1,742
Net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Net assets
Accumulation units	$ 11,539	$ 57,856	$ 218	$ 49,515	$ 1,742
Contracts in payout (annuitization)	-	2,098	-	-	-
Total net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Total number of mutual fund shares	1,051,875	7,329,296	26,131	3,844,324	138,594

Cost of mutual fund shares	$ 11,587	$ 69,274	$ 203	$ 42,784	$ 1,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
			Janus Aspen	Series	Janus Aspen
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Flexible
	Opportunities	Opportunities	Portfolio -	Portfolio -	Bond Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Class S	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 28,744	$ 80	$ 174	$ 365	$ 40
Total assets	28,744	80	174	365	40
Net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Net assets
Accumulation units	$ 28,744	$ 80	$ 174	$ 365	$ 40
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Total number of mutual fund shares	1,287,831	3,700	6,395	8,162	3,140

Cost of mutual fund shares	$ 24,496	$ 68	$ 167	$ 289	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Janus	Worldwide	JPMorgan	Lazard U.S.
	Portfolio -	Portfolio -	Government	Mid Cap Equity
	Institutional	Institutional	Bond Fund -	Portfolio - Open	LKCM Aquinas
	Shares	Shares	Select Class	Shares	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 70	$ 135	$ 10	$ 5,049	$ 337
Total assets	70	135	10	5,049	337
Net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Net assets
Accumulation units	$ 70	$ 135	$ 10	$ 5,049	$ 337
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Total number of mutual fund shares	2,659	4,388	834	408,827	18,170

Cost of mutual fund shares	$ 63	$ 121	$ 10	$ 5,077	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Retail Class	Inc. - Class A	Class A	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Total assets	10,558	93	59	960	1,186
Net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Net assets
Accumulation units	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Total number of mutual fund shares	354,168	4,685	5,312	53,536	36,854

Cost of mutual fund shares	$ 9,020	$ 99	$ 59	$ 744	$ 957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts	Neuberger
	Fundamental	Mid-Cap Stock MainStay Large		Investors	Berman Genesis
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock	Fund® -
	Class A	Class VC	Fund - Class R3	Fund - Class A	Trust Class
Assets
Investments in mutual funds
at fair value	$ 158	$ 95,534	$ 424	$ 718	$ 95
Total assets	158	95,534	424	718	95
Net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Net assets
Accumulation units	$ 158	$ 94,804	$ 424	$ 718	$ 95
Contracts in payout (annuitization)	-	730	-	-	-
Total net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Total number of mutual fund shares	12,033	5,292,754	55,633	40,313	1,870

Cost of mutual fund shares	$ 157	$ 94,676	$ 417	$ 685	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Total assets	8,855	2,123	88,013	520	275,812
Net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Net assets
Accumulation units	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Total number of mutual fund shares	479,698	69,052	2,844,648	10,758	7,815,577

Cost of mutual fund shares	$ 8,387	$ 1,745	$ 76,481	$ 451	$ 198,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Global	Global Strategic
	Markets Fund -	Minerals Fund -	Bond Fund -	Securities	Income
	Class Y	Class A	Class A	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 35,375	$ 16	$ 128	$ 226	$ 109
Total assets	35,375	16	128	226	109
Net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Net assets
Accumulation units	$ 35,375	$ 16	$ 128	$ 226	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Total number of mutual fund shares	1,014,195	516	19,492	6,940	19,262

Cost of mutual fund shares	$ 32,503	$ 16	$ 127	$ 189	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		Oppenheimer	Oppenheimer	Parnassus	Pax World
	Oppenheimer	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Main Street	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Fund®/VA	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Assets
Investments in mutual funds
at fair value	$ 67	$ 10,845	$ 41	$ 622	$ 46,306
Total assets	67	10,845	41	622	46,306
Net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Net assets
Accumulation units	$ -	$ 10,845	$ -	$ 622	$ 46,306
Contracts in payout (annuitization)	67	-	41	-	-
Total net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Total number of mutual fund shares	2,795	538,469	753	21,286	1,951,382

Cost of mutual fund shares	$ 61	$ 7,811	$ 39	$ 622	$ 44,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	PIMCO Real				Pioneer
	Return			Pioneer	Emerging
	Portfolio -	Pioneer Equity	Pioneer High	Strategic	Markets VCT
	Administrative	Income Fund -	Yield Fund -	Income Fund -	Portfolio -
	Class	Class Y	Class A	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Total assets	260,067	1,099	2,178	1,519	15,901
Net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Net assets
Accumulation units	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Total number of mutual fund shares	18,250,325	38,994	210,870	134,680	612,773

Cost of mutual fund shares	$ 244,935	$ 1,096	$ 2,065	$ 1,498	$ 15,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Pioneer High	Columbia	Columbia
	Yield VCT	Diversified	Diversified	Royce Total	SMALLCAP
	Portfolio -	Equity Income	Equity Income	Return Fund -	World Fund® -
	Class I	Fund - Class K	Fund - Class R4	Class K	Class R-4
Assets
Investments in mutual funds
at fair value	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Total assets	27,738	7,180	88	1	7,942
Net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Net assets
Accumulation units	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Total number of mutual fund shares	2,649,276	676,110	8,276	121	200,407

Cost of mutual fund shares	$ 25,481	$ 6,543	$ 77	$ 1	$ 7,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Templeton
	T. Rowe Price	T. Rowe Price	Templeton	Global Bond	Templeton
	Mid-Cap Value	Value Fund -	Foreign Fund -	Fund -	Global Bond
	Fund - R Class	Advisor Class	Class A	Advisor Class	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Total assets	777	226	1,174	37,035	204,498
Net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Net assets
Accumulation units	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Total number of mutual fund shares	32,770	8,638	170,866	2,776,268	15,283,830

Cost of mutual fund shares	$ 649	$ 189	$ 1,051	$ 36,380	$ 193,818

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Invesco Van
Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified	Equity Income
	Class R4	Adviser Shares	Shares	Value Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 34	$ 8,081	$ 19,755	$ 87	$ 446
Total assets	34	8,081	19,755	87	446
Net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Net assets
Accumulation units	$ 34	$ 8,081	$ 19,718	$ 87	$ 446
Contracts in payout (annuitization)	-	-	37	-	-
Total net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Total number of mutual fund shares	1,256	303,011	544,526	6,071	25,319

Cost of mutual fund shares	$ 33	$ 9,352	$ 20,231	$ 79	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Victory Small
	Small Company	Company
	Growth	Opportunity	Wanger
	Portfolio	Fund - Class R	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Total assets	25	13	33,558	82,307	56,213
Net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Net assets
Accumulation units	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Total number of mutual fund shares	1,256	408	1,075,916	2,988,617	1,661,147

Cost of mutual fund shares	$ 21	$ 13	$ 32,995	$ 72,736	$ 50,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Washington	Washington	Wells Fargo	Wells Fargo
	Mutual	Mutual	Advantage	Advantage
	Investors	Investors	Small Cap	Special Small
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -	Cap Values
	Class R-3	Class R-4	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 4,381	$ 94,956	$ 135	$ 94,083
Total assets	4,381	94,956	135	94,083
Net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Net assets
Accumulation units	$ 4,381	$ 94,956	$ 135	$ 94,083
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Total number of mutual fund shares	141,240	3,053,239	4,270	3,886,114

Cost of mutual fund shares	$ 3,596	$ 88,634	$ 119	$ 84,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small	International	Invesco	Health Care
	Equity Fund -	Cap Growth	Growth Fund -	Endeavor	Fund - Investor
	Class A	Fund - Class A	Class R5	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ -	$ -	$ 1
Total investment income	24	-	-	-	1
Expenses:
Mortality, expense risk
and other charges	44	-	-	-	2
Total expenses	44	-	-	-	2
Net investment income (loss)	(20)	-	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	109	6	-	-	11
Capital gains distributions	333	2	-	3	16
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3	27
Net unrealized appreciation
(depreciation) of investments	17	(3)	-	(1)	12
Net realized and unrealized gain (loss)
on investments	459	5	-	2	39
Net increase (decrease) in net assets
resulting from operations	$ 439	$ 5	$ -	$ 2	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Invesco V.I.
			Capital	Invesco V.I.
	Invesco Small	Invesco Small	Appreciation	Core Equity	Alger Capital
	Cap Value	Cap Value	Fund - Series I	Fund - Series I	Appreciation
	Fund - Class A	Fund - Class Y	Shares	Shares	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 338	$ 3
Total investment income	-	-	-	338	3
Expenses:
Mortality, expense risk
and other charges	1	-	69	362	1
Total expenses	1	-	69	362	1
Net investment income (loss)	(1)	-	(69)	(24)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(573)	(249)	725	-
Capital gains distributions	18	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	13	(573)	(249)	725	2
Net unrealized appreciation
(depreciation) of investments	6	1,714	3,183	3,530	10
Net realized and unrealized gain (loss)
on investments	19	1,141	2,934	4,255	12
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 1,141	$ 2,865	$ 4,231	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Allianz NFJ
		AllianceBernstein AllianceBernstein			Large-Cap
		Growth and	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Income Fund,	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Inc. - Class A	Class A	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 2	$ 8	$ 5	$ 40
Total investment income	3	2	8	5	40
Expenses:
Mortality, expense risk
and other charges	20	2	6	2	-
Total expenses	20	2	6	2	-
Net investment income (loss)	(17)	-	2	3	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	9	11	3	358
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	45	9	11	3	358
Net unrealized appreciation
(depreciation) of investments	207	19	63	16	(45)
Net realized and unrealized gain (loss)
on investments	252	28	74	19	313
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 28	$ 76	$ 22	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					American
					Century
				American	Inflation-
	Allianz NFJ			Balanced	Adjusted Bond
	Small-Cap Value	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund - Class A	Fund	Fund	Class R-3	Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 90	$ 789 $	96	$ 1,171
Total investment income	5	90	789	96	1,171
Expenses:
Mortality, expense risk
and other charges	4	319	451	36	514
Total expenses	4	319	451	36	514
Net investment income (loss)	1	(229)	338	60	657

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	726	705	27	991
Capital gains distributions	24	-	17	-	451
Total realized gain (loss) on investments
and capital gains distributions	61	726	722	27	1,442
Net unrealized appreciation
(depreciation) of investments	(27)	2,456	2,751	640	491
Net realized and unrealized gain (loss)
on investments	34	3,182	3,473	667	1,933
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 2,953	$ 3,811 $	727	$ 2,590

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	American	American Funds	Ariel		Artisan
	Century Income	American	Appreciation		International
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -	Fund - Investor
	Fund - A Class	Class R-4	Class	Investor Class	Shares
Net investment income (loss)
Income:
Dividends	$ 114	$ 1	$ 7	$ 31	$ 55
Total investment income	114	1	7	31	55
Expenses:
Mortality, expense risk
and other charges	66	-	7	33	39
Total expenses	66	-	7	33	39
Net investment income (loss)	48	1	-	(2)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(134)	-	75	(59)	76
Capital gains distributions	-	-	85	-	-
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)	76
Net unrealized appreciation
(depreciation) of investments	800	1	(31)	614	680
Net realized and unrealized gain (loss)
on investments	666	1	129	555	756
Net increase (decrease) in net assets
resulting from operations	$ 714	$ 2	$ 129	$ 553	$ 772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Fairpointe	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced
	Class N	A Shares	A Shares	Inc. - Class R-4	Portfolio
Net investment income (loss)
Income:
Dividends	$ 79	$ 18	$ 32	$ 264	$ 564
Total investment income	79	18	32	264	564
Expenses:
Mortality, expense risk
and other charges	74	6	92	102	485
Total expenses	74	6	92	102	485
Net investment income (loss)	5	12	(60)	162	79

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	102	16	425	99	275
Capital gains distributions	191	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	293	16	425	99	275
Net unrealized appreciation
(depreciation) of investments	661	51	654	214	3,725
Net realized and unrealized gain (loss)
on investments	954	67	1,079	313	4,000
Net increase (decrease) in net assets
resulting from operations	$ 959	$ 79	$ 1,019	$ 475	$ 4,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Capital World
	Growth &		ColumbiaSM	ColumbiaSM	Columbia Mid
	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -	Cap Value
	Inc. - Class R-3	Realty Shares	Class A	Class Z	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 10	$ 35	$ -	$ -	$ 30
Total investment income	10	35	-	-	30
Expenses:
Mortality, expense risk
and other charges	3	15	1	-	39
Total expenses	3	15	1	-	39
Net investment income (loss)	7	20	(1)	-	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	77	-	587	344
Capital gains distributions	2	134	5	153	-
Total realized gain (loss) on investments
and capital gains distributions	6	211	5	740	344
Net unrealized appreciation
(depreciation) of investments	62	(80)	7	476	236
Net realized and unrealized gain (loss)
on investments	68	131	12	1,216	580
Net increase (decrease) in net assets
resulting from operations	$ 75	$ 151	$ 11	$ 1,216	$ 571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Delaware
	Columbia Mid	CRM Mid Cap	Diversified	Dodge & Cox
	Cap Value	Value Fund -	Income Fund -	International	Dodge & Cox
	Fund - Class Z	Investor Shares	Class A	Stock Fund	Stock Fund
Net investment income (loss)
Income:
Dividends	$ 20	$ 2	$ 5	$ 5	$ -
Total investment income	20	2	5	5	-
Expenses:
Mortality, expense risk
and other charges	-	2	2	2	-
Total expenses	-	2	2	2	-
Net investment income (loss)	20	-	3	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	389	5	-	(4)	1
Capital gains distributions	-	-	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	389	5	7	(4)	1
Net unrealized appreciation
(depreciation) of investments	103	28	(8)	34	3
Net realized and unrealized gain (loss)
on investments	492	33	(1)	30	4
Net increase (decrease) in net assets
resulting from operations	$ 512	$ 33	$ 2	$ 33	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 1	$ 125	$ 4,595	$ -
Total investment income	9	1	125	4,595	-
Expenses:
Mortality, expense risk
and other charges	5	-	47	2,224	5
Total expenses	5	-	47	2,224	5
Net investment income (loss)	4	1	78	2,371	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1	(1,099)	(3,415)	4
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)	7
Net unrealized appreciation
(depreciation) of investments	53	8	2,429	43,042	41
Net realized and unrealized gain (loss)
on investments	55	9	1,330	39,627	48
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 10	$ 1,408	$ 41,998	$ 43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 8,088	$ 1,360	$ 680	$ 549	$ 14,426
Total investment income	8,088	1,360	680	549	14,426
Expenses:
Mortality, expense risk
and other charges	2,592	2,237	118	273	9,704
Total expenses	2,592	2,237	118	273	9,704
Net investment income (loss)	5,496	(877)	562	276	4,722

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,960)	2,742	378	(2,730)	10,447
Capital gains distributions	16,676	-	-	94	-
Total realized gain (loss) on investments
and capital gains distributions	10,716	2,742	378	(2,636)	10,447
Net unrealized appreciation
(depreciation) of investments	23,385	26,800	392	7,492	134,125
Net realized and unrealized gain (loss)
on investments	34,101	29,542	770	4,856	144,572
Net increase (decrease) in net assets
resulting from operations	$ 39,597	$ 28,665	$ 1,332	$ 5,132	$ 149,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Net investment income (loss)
Income:
Dividends	$ 2,405	$ 127	$ 345	$ 34	$ -
Total investment income	2,405	127	345	34	-
Expenses:
Mortality, expense risk
and other charges	1,221	-	234	16	4
Total expenses	1,221	-	234	16	4
Net investment income (loss)	1,184	127	111	18	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,107	(333)	78	186	57
Capital gains distributions	1,407	1,613	165	164	51
Total realized gain (loss) on investments
and capital gains distributions	3,514	1,280	243	350	108
Net unrealized appreciation
(depreciation) of investments	10,383	1,266	1,971	(55)	(28)
Net realized and unrealized gain (loss)
on investments	13,897	2,546	2,214	295	80
Net increase (decrease) in net assets
resulting from operations	$ 15,081	$ 2,673	$ 2,325	$ 313	$ 76

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 871	$ 12	$ 451	$ 59	$ 2,116
Total investment income	871	12	451	59	2,116
Expenses:
Mortality, expense risk
and other charges	959	6	316	87	2,607
Total expenses	959	6	316	87	2,607
Net investment income (loss)	(88)	6	135	(28)	(491)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,989)	51	1,680	(191)	2,413
Capital gains distributions	-	4	137	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,989)	55	1,817	(191)	2,413
Net unrealized appreciation
(depreciation) of investments	20,357	117	3,203	2,681	48,646
Net realized and unrealized gain (loss)
on investments	17,368	172	5,020	2,490	51,059
Net increase (decrease) in net assets
resulting from operations	$ 17,280	$ 178	$ 5,155	$ 2,462	$ 50,568

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced	ING Growth
	Appreciation	Growth Fund -	America® -	Portfolio -	Opportunities
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 68	$ 9,390	$ -
Total investment income	1	2	68	9,390	-
Expenses:
Mortality, expense risk
and other charges	1	-	13	3,274	-
Total expenses	1	-	13	3,274	-
Net investment income (loss)	-	2	55	6,116	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	4	102	658	-
Capital gains distributions	-	2	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658	-
Net unrealized appreciation
(depreciation) of investments	40	1	53	28,971	-
Net realized and unrealized gain (loss)
on investments	33	7	157	29,629	-
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 9	$ 212	$ 35,745	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING	ING
		ING Value	ING GNMA	Intermediate	Intermediate
	ING Real Estate	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 168	$ 149	$ 18,215
Total investment income	44	-	168	149	18,215
Expenses:
Mortality, expense risk
and other charges	10	-	37	19	3,603
Total expenses	10	-	37	19	3,603
Net investment income (loss)	34	-	131	130	14,612

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	310	-	77	149	(1,690)
Capital gains distributions	-	-	28	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	-	105	149	(1,690)
Net unrealized appreciation
(depreciation) of investments	(47)	-	(133)	(27)	19,014
Net realized and unrealized gain (loss)
on investments	263	-	(28)	122	17,324
Net increase (decrease) in net assets
resulting from operations	$ 297	$ -	$ 103	$ 252	$ 31,936

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING BlackRock
			ING BlackRock	ING BlackRock	Large Cap
	ING	ING Artio	Health Sciences	Inflation	Growth
	Intermediate	Foreign	Opportunities	Protected Bond	Portfolio -
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 50	$ 271	$ 95	$ -	$ 646
Total investment income	50	271	95	-	646
Expenses:
Mortality, expense risk
and other charges	4	119	110	-	916
Total expenses	4	119	110	-	916
Net investment income (loss)	46	152	(15)	-	(270)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(11,817)	459	1	(1,914)
Capital gains distributions	-	-	200	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	(11,817)	659	4	(1,914)
Net unrealized appreciation
(depreciation) of investments	34	12,181	1,411	(1)	13,222
Net realized and unrealized gain (loss)
on investments	39	364	2,070	3	11,308
Net increase (decrease) in net assets
resulting from operations	$ 85	$ 516	$ 2,055	$ 3	$ 11,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Clarion
	ING BlackRock	ING BlackRock	ING Clarion	Global Real
	Large Cap	Large Cap	Global Real	Estate	ING Clarion
	Growth	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ 535	$ -
Total investment income	3	1	-	535	-
Expenses:
Mortality, expense risk
and other charges	3	1	-	592	-
Total expenses	3	1	-	592	-
Net investment income (loss)	-	-	-	(57)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	12	-	(3)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	12	-	(3)	-
Net unrealized appreciation
(depreciation) of investments	72	24	1	14,659	3
Net realized and unrealized gain (loss)
on investments	73	36	1	14,656	3
Net increase (decrease) in net assets
resulting from operations	$ 73	$ 36	$ 1	$ 14,599	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -	Cap Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 529	$ 241	$ 296	$ -
Total investment income	29	529	241	296	-
Expenses:
Mortality, expense risk
and other charges	23	461	38	537	-
Total expenses	23	461	38	537	-
Net investment income (loss)	6	68	203	(241)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	1,460	9	6,808	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808	-
Net unrealized appreciation
(depreciation) of investments	228	5,407	747	1,405	2
Net realized and unrealized gain (loss)
on investments	311	6,867	756	8,213	2
Net increase (decrease) in net assets
resulting from operations	$ 317	$ 6,935	$ 959	$ 7,972	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

				ING Invesco
				Van Kampen	ING Invesco
		ING Global		Growth and	Van Kampen
	ING Global	Resources	ING Global	Income	Growth and
	Resources	Portfolio -	Resources	Portfolio -	Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ - $	880	$ -	$ 424
Total investment income	-	-	880	-	424
Expenses:
Mortality, expense risk
and other charges	-	-	1,123	9	178
Total expenses	-	-	1,123	9	178
Net investment income (loss)	-	-	(243)	(9)	246

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	(7,450)	3	1,289
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	(7,450)	3	1,289
Net unrealized appreciation
(depreciation) of investments	-	-	3,008	195	1,128
Net realized and unrealized gain (loss)
on investments	-	(1)	(4,442)	198	2,417
Net increase (decrease) in net assets
resulting from operations	$ -	$ (1) $	(4,685)	$ 189	$ 2,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING JPMorgan			ING JPMorgan
	ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan	Small Cap Core
	Emerging	Markets Equity	Emerging	Small Cap Core	Equity
	Markets Equity	Portfolio -	Markets Equity	Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	1	318	264	-	12
Total expenses	1	318	264	-	12
Net investment income (loss)	(1)	(318)	(264)	-	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1,335)	(1,100)	-	10
Capital gains distributions	7	773	652	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(562)	(448)	-	10
Net unrealized appreciation
(depreciation) of investments	54	5,934	4,740	2	360
Net realized and unrealized gain (loss)
on investments	55	5,372	4,292	2	370
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 5,054	$ 4,028	$ 2	$ 358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING JPMorgan		ING Large Cap
	Small Cap Core	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Equity	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Adviser Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 1	$ 939	$ 1	$ 5,492
Total investment income	21	1	939	1	5,492
Expenses:
Mortality, expense risk
and other charges	79	1	1,585	2	2,021
Total expenses	79	1	1,585	2	2,021
Net investment income (loss)	(58)	-	(646)	(1)	3,471

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,108	-	426	8	(1,938)
Capital gains distributions	-	1	1,569	1	-
Total realized gain (loss) on investments
and capital gains distributions	2,108	1	1,995	9	(1,938)
Net unrealized appreciation
(depreciation) of investments	(410)	18	22,687	28	26,310
Net realized and unrealized gain (loss)
on investments	1,698	19	24,682	37	24,372
Net increase (decrease) in net assets
resulting from operations	$ 1,640	$ 19	$ 24,036	$ 36	$ 27,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico	ING MFS Total
	ING Large Cap	Maturity Bond	Portfolio -	Growth	Return
	Value Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ -	$ 66	$ 1	$ 25
Total investment income	18	-	66	1	25
Expenses:
Mortality, expense risk
and other charges	4	-	96	2	4
Total expenses	4	-	96	2	4
Net investment income (loss)	14	-	(30)	(1)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	-	333	116	9
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116	9
Net unrealized appreciation
(depreciation) of investments	65	-	726	(41)	82
Net realized and unrealized gain (loss)
on investments	84	-	1,059	75	91
Net increase (decrease) in net assets
resulting from operations	$ 98	$ -	$ 1,029	$ 74	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING MFS Total			ING Morgan
	Return	ING MFS Total	ING MFS	Stanley Global	ING PIMCO
	Portfolio -	Return	Utilities	Franchise	High Yield
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,533	$ 623	$ 1,400	$ 1	$ 2
Total investment income	1,533	623	1,400	1	2
Expenses:
Mortality, expense risk
and other charges	587	263	428	-	-
Total expenses	587	263	428	-	-
Net investment income (loss)	946	360	972	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,062)	(436)	(1,005)	-	1
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(1,062)	(436)	(1,005)	1	1
Net unrealized appreciation
(depreciation) of investments	5,694	2,548	5,203	1	2
Net realized and unrealized gain (loss)
on investments	4,632	2,112	4,198	2	3
Net increase (decrease) in net assets
resulting from operations	$ 5,578	$ 2,472	$ 5,170	$ 3	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO
	High Yield	ING PIMCO	ING Pioneer		ING Pioneer
	Portfolio -	High Yield	Fund Portfolio -	ING Pioneer	Mid Cap Value
	Institutional	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,067	$ 1,890	$ 306	$ 4	$ -
Total investment income	1,067	1,890	306	4	-
Expenses:
Mortality, expense risk
and other charges	157	262	146	3	-
Total expenses	157	262	146	3	-
Net investment income (loss)	910	1,628	160	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	1,219	(656)	12	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	1,219	(656)	12	-
Net unrealized appreciation
(depreciation) of investments	993	740	2,289	10	1
Net realized and unrealized gain (loss)
on investments	1,096	1,959	1,633	22	1
Net increase (decrease) in net assets
resulting from operations	$ 2,006	$ 3,587	$ 1,793	$ 23	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe
	ING Pioneer		ING T. Rowe	Price Capital	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Appreciation	Price Capital
	Portfolio -	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 890	$ 3	$ 3	$ 1,724	$ 6,026
Total investment income	890	3	3	1,724	6,026
Expenses:
Mortality, expense risk
and other charges	727	3	1	160	3,696
Total expenses	727	3	1	160	3,696
Net investment income (loss)	163	-	2	1,564	2,330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,119)	44	-	67	(6,829)
Capital gains distributions	-	-	5	-	12,868
Total realized gain (loss) on investments
and capital gains distributions	(2,119)	44	5	67	6,039
Net unrealized appreciation
(depreciation) of investments	9,869	(12)	15	2,037	43,843
Net realized and unrealized gain (loss)
on investments	7,750	32	20	2,104	49,882
Net increase (decrease) in net assets
resulting from operations	$ 7,913	$ 32	$ 22	$ 3,668	$ 52,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Equity	Price Equity	Price	Price	Global Growth
	Income	Income	International	International	Portfolio -
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -	Institutional
	Adviser Class	Service Class	Adviser Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 27	$ 2,012	$ -	$ 20	$ 15
Total investment income	27	2,012	-	20	15
Expenses:
Mortality, expense risk
and other charges	6	762	-	70	6
Total expenses	6	762	-	70	6
Net investment income (loss)	21	1,250	-	(50)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(4,005)	-	(186)	(24)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)	(24)
Net unrealized appreciation
(depreciation) of investments	229	18,433	14	1,417	153
Net realized and unrealized gain (loss)
on investments	216	14,428	14	1,231	129
Net increase (decrease) in net assets
resulting from operations	$ 237	$ 15,678	$ 14	$ 1,181	$ 138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING
	ING Templeton	ING U.S. Stock	ING Money		International
	Global Growth	Index Portfolio -	Market	ING Global	Capital
	Portfolio -	Institutional	Portfolio -	Real Estate	Appreciation
	Service Class	Class	Class I	Fund - Class A	Fund - Class I
Net investment income (loss)
Income:
Dividends	$ 77	$ 146	$ 101	$ 4	$ -
Total investment income	77	146	101	4	-
Expenses:
Mortality, expense risk
and other charges	43	11	2,477	1	-
Total expenses	43	11	2,477	1	-
Net investment income (loss)	34	135	(2,376)	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	180	(136)	1	1	-
Capital gains distributions	-	217	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	180	81	1	1	-
Net unrealized appreciation
(depreciation) of investments	564	866	-	13	-
Net realized and unrealized gain (loss)
on investments	744	947	1	14	-
Net increase (decrease) in net assets
resulting from operations	$ 778	$ 1,082	$ (2,375)	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING American	ING American	ING American
	ING	Century Small-	Century Small-	Century Small-	ING Baron
	International	Mid Cap Value	Mid Cap Value	Mid Cap Value	Growth
	SmallCap	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 1	$ 536	$ -
Total investment income	7	1	1	536	-
Expenses:
Mortality, expense risk
and other charges	2	-	13	338	5
Total expenses	2	-	13	338	5
Net investment income (loss)	5	1	(12)	198	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	3	9	50	31
Capital gains distributions	-	9	3	3,534	-
Total realized gain (loss) on investments
and capital gains distributions	113	12	12	3,584	31
Net unrealized appreciation
(depreciation) of investments	(49)	4	494	2,675	204
Net realized and unrealized gain (loss)
on investments	64	16	506	6,259	235
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 17	$ 494	$ 6,457	$ 230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Columbia	ING Columbia
	ING Baron	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 8	$ 36	$ -
Total investment income	-	1	8	36	-
Expenses:
Mortality, expense risk
and other charges	1,054	1	31	118	31
Total expenses	1,054	1	31	118	31
Net investment income (loss)	(1,054)	-	(23)	(82)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,569	-	129	(213)	1,149
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,569	-	129	(213)	1,149
Net unrealized appreciation
(depreciation) of investments	17,045	33	301	1,621	(192)
Net realized and unrealized gain (loss)
on investments	22,614	33	430	1,408	957
Net increase (decrease) in net assets
resulting from operations	$ 21,560	$ 33	$ 407	$ 1,326	$ 926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Growth	ING Growth
	ING Global	ING Global	ING Global	and Income	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 23	$ 9,440	$ 65	$ -	$ 320
Total investment income	23	9,440	65	-	320
Expenses:
Mortality, expense risk
and other charges	1	1,437	7	2	775
Total expenses	1	1,437	7	2	775
Net investment income (loss)	22	8,003	58	(2)	(455)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	2,504	(16)	(11)	785
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)	785
Net unrealized appreciation
(depreciation) of investments	(1)	(218)	30	64	5,513
Net realized and unrealized gain (loss)
on investments	6	2,286	14	53	6,298
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 10,289	$ 72	$ 51	$ 5,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2015	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 12	$ 16	$ 6	$ 1
Total investment income	3	12	16	6	1
Expenses:
Mortality, expense risk
and other charges	2	4	8	4	-
Total expenses	2	4	8	4	-
Net investment income (loss)	1	8	8	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	16	-
Capital gains distributions	5	19	26	10	2
Total realized gain (loss) on investments
and capital gains distributions	5	19	27	26	2
Net unrealized appreciation
(depreciation) of investments	4	30	38	13	5
Net realized and unrealized gain (loss)
on investments	9	49	65	39	7
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 57	$ 73	$ 41	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2035	Solution 2035	Solution 2035	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 31	$ 3	$ 1	$ 19	$ -
Total investment income	31	3	1	19	-
Expenses:
Mortality, expense risk
and other charges	18	2	-	13	-
Total expenses	18	2	-	13	-
Net investment income (loss)	13	1	1	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	11	-	7	1
Capital gains distributions	60	9	4	53	1
Total realized gain (loss) on investments
and capital gains distributions	63	20	4	60	2
Net unrealized appreciation
(depreciation) of investments	177	13	11	155	2
Net realized and unrealized gain (loss)
on investments	240	33	15	215	4
Net increase (decrease) in net assets
resulting from operations	$ 253	$ 34	$ 16	$ 221	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ -	$ -	$ -
Total investment income	-	12	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	8	-	1	1
Total expenses	-	8	-	1	1
Net investment income (loss)	-	4	-	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	-	(1)	-
Capital gains distributions	1	30	-	1	1
Total realized gain (loss) on investments
and capital gains distributions	1	32	-	-	1
Net unrealized appreciation
(depreciation) of investments	3	116	1	12	9
Net realized and unrealized gain (loss)
on investments	4	148	1	12	10
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 152	$ 1	$ 11	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING Invesco
			ING Invesco	ING Invesco	Van Kampen
	ING Index	ING Index	Van Kampen	Van Kampen	Equity and
	Solution Income Solution Income		Comstock	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ 6	$ 3	$ 592	$ 11
Total investment income	18	6	3	592	11
Expenses:
Mortality, expense risk
and other charges	6	2	1	479	2
Total expenses	6	2	1	479	2
Net investment income (loss)	12	4	2	113	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1)	(827)	-
Capital gains distributions	24	8	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)	-
Net unrealized appreciation
(depreciation) of investments	15	3	51	8,500	69
Net realized and unrealized gain (loss)
on investments	39	11	50	7,673	69
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 15	$ 52	$ 7,786	$ 78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen
	Equity and	Equity and	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Income	Income	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,402	$ 5	$ 2	$ 8	$ 272
Total investment income	5,402	5	2	8	272
Expenses:
Mortality, expense risk
and other charges	2,209	3	1	1	340
Total expenses	2,209	3	1	1	340
Net investment income (loss)	3,193	2	1	7	(68)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,051	2	5	-	258
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,051	2	5	-	258
Net unrealized appreciation
(depreciation) of investments	20,647	23	52	6	5,803
Net realized and unrealized gain (loss)
on investments	22,698	25	57	6	6,061
Net increase (decrease) in net assets
resulting from operations	$ 25,891	$ 27	$ 58	$ 13	$ 5,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 6,702	$ 8	$ 78	$ 10
Total investment income	5	6,702	8	78	10
Expenses:
Mortality, expense risk
and other charges	2	5,087	7	9	2
Total expenses	2	5,087	7	9	2
Net investment income (loss)	3	1,615	1	69	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	7,623	(26)	-	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	7,623	(26)	-	2
Net unrealized appreciation
(depreciation) of investments	96	87,172	157	118	1
Net realized and unrealized gain (loss)
on investments	102	94,795	131	118	3
Net increase (decrease) in net assets
resulting from operations	$ 105	$ 96,410	$ 132	$ 187	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 7,508	$ 1,281	$ 25	$ 33	$ -
Total investment income	7,508	1,281	25	33	-
Expenses:
Mortality, expense risk
and other charges	2,302	196	4	3	2
Total expenses	2,302	196	4	3	2
Net investment income (loss)	5,206	1,085	21	30	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	533	9	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	28	533	9	1	-
Net unrealized appreciation
(depreciation) of investments	11,038	1,311	29	55	27
Net realized and unrealized gain (loss)
on investments	11,066	1,844	38	56	27
Net increase (decrease) in net assets
resulting from operations	$ 16,272	$ 2,929	$ 59	$ 86	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,715	$ 465	$ 10	$ -	$ 2,767
Total investment income	2,715	465	10	-	2,767
Expenses:
Mortality, expense risk
and other charges	544	71	1	1	834
Total expenses	544	71	1	1	834
Net investment income (loss)	2,171	394	9	(1)	1,933

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(890)	197	2	-	(958)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-	(958)
Net unrealized appreciation
(depreciation) of investments	5,170	648	39	16	10,876
Net realized and unrealized gain (loss)
on investments	4,280	845	41	16	9,918
Net increase (decrease) in net assets
resulting from operations	$ 6,451	$ 1,239	$ 50	$ 15	$ 11,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 408	$ 6	$ -	$ 1,875	$ 307
Total investment income	408	6	-	1,875	307
Expenses:
Mortality, expense risk
and other charges	101	1	2	705	93
Total expenses	101	1	2	705	93
Net investment income (loss)	307	5	(2)	1,170	214

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	332	12	-	(899)	237
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	332	12	-	(899)	237
Net unrealized appreciation
(depreciation) of investments	1,291	27	49	11,044	1,505
Net realized and unrealized gain (loss)
on investments	1,623	39	49	10,145	1,742
Net increase (decrease) in net assets
resulting from operations	$ 1,930	$ 44	$ 47	$ 11,315	$ 1,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -
	Adviser Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 1,155	$ 192	$ -
Total investment income	2	-	1,155	192	-
Expenses:
Mortality, expense risk
and other charges	-	1	509	65	-
Total expenses	-	1	509	65	-
Net investment income (loss)	2	(1)	646	127	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	6	(726)	141	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6	(726)	141	-
Net unrealized appreciation
(depreciation) of investments	14	29	8,414	1,211	-
Net realized and unrealized gain (loss)
on investments	14	35	7,688	1,352	-
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 34	$ 8,334	$ 1,479	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 25	$ 3	$ 33	$ 11	$ -
Total investment income	25	3	33	11	-
Expenses:
Mortality, expense risk
and other charges	20	2	18	1	3
Total expenses	20	2	18	1	3
Net investment income (loss)	5	1	15	10	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	1	69	4	-
Capital gains distributions	27	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	4	76	4	-
Net unrealized appreciation
(depreciation) of investments	267	32	145	11	33
Net realized and unrealized gain (loss)
on investments	288	36	221	15	33
Net increase (decrease) in net assets
resulting from operations	$ 293	$ 37	$ 236	$ 25	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price Diversified Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap	Mid Cap
	Income	Income	Moderate	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 676	$ 104	$ 61	$ -	$ 1,635
Total investment income	676	104	61	-	1,635
Expenses:
Mortality, expense risk
and other charges	99	14	30	2	3,308
Total expenses	99	14	30	2	3,308
Net investment income (loss)	577	90	31	(2)	(1,673)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	489	11	180	-	6,078
Capital gains distributions	-	-	18	39	26,355
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39	32,433
Net unrealized appreciation
(depreciation) of investments	150	105	110	24	14,326
Net realized and unrealized gain (loss)
on investments	639	116	308	63	46,759
Net increase (decrease) in net assets
resulting from operations	$ 1,216	$ 206	$ 339	$ 61	$ 45,086

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING T. Rowe
	Price Diversified	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Price Growth	Price Growth	Price Growth	ING Templeton
	Growth	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 382	$ -	$ 6
Total investment income	1	-	382	-	6
Expenses:
Mortality, expense risk
and other charges	4	4	2,267	15	2
Total expenses	4	4	2,267	15	2
Net investment income (loss)	(3)	(4)	(1,885)	(15)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	9	7,978	14	2
Capital gains distributions	45	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	139	9	7,978	14	2
Net unrealized appreciation
(depreciation) of investments	(59)	195	30,684	377	78
Net realized and unrealized gain (loss)
on investments	80	204	38,662	391	80
Net increase (decrease) in net assets
resulting from operations	$ 77	$ 200	$ 36,777	$ 376	$ 84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	Large Cap	Large Cap	Large Cap
	Foreign Equity Foreign Equity		Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,478	$ 4	$ -	$ 647	$ -
Total investment income	1,478	4	-	647	-
Expenses:
Mortality, expense risk
and other charges	881	1	-	731	-
Total expenses	881	1	-	731	-
Net investment income (loss)	597	3	-	(84)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,040)	3	2	798	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,040)	3	2	798	-
Net unrealized appreciation
(depreciation) of investments	20,041	34	8	7,245	2
Net realized and unrealized gain (loss)
on investments	16,001	37	10	8,043	2
Net increase (decrease) in net assets
resulting from operations	$ 16,598	$ 40	$ 10	$ 7,959	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation	ING Growth
	ING Core	Conservative	Growth	Moderate	and Income
	Equity Research	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I	Class A
Net investment income (loss)
Income:
Dividends	$ 2	$ 876	$ 994	$ 1,268	$ 11
Total investment income	2	876	994	1,268	11
Expenses:
Mortality, expense risk
and other charges	1	314	632	562	3
Total expenses	1	314	632	562	3
Net investment income (loss)	1	562	362	706	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(1,336)	(3,036)	(2,528)	36
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation
(depreciation) of investments	18	4,258	10,911	8,901	75
Net realized and unrealized gain (loss)
on investments	30	2,922	7,875	6,373	111
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 3,484	$ 8,237	$ 7,079	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 19,451	$ 98	$ 22	$ 5	$ 2
Total investment income	19,451	98	22	5	2
Expenses:
Mortality, expense risk
and other charges	11,940	34	3	2	1
Total expenses	11,940	34	3	2	1
Net investment income (loss)	7,511	64	19	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33,260)	284	(181)	(60)	(20)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)	(20)
Net unrealized appreciation
(depreciation) of investments	172,583	677	160	54	17
Net realized and unrealized gain (loss)
on investments	139,323	961	(21)	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 146,834	$ 1,025	$ (2)	$ (3)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Science and	Science and
			Technology	Technology	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	Opportunities	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio –	Portfolio -
	Series 10	Series 11	Adviser Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ 87	$ 4,418
Total investment income	1	1	-	87	4,418
Expenses:
Mortality, expense risk
and other charges	1	-	-	453	2,769
Total expenses	1	-	-	453	2,769
Net investment income (loss)	-	1	-	(366)	1,649

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(6)	-	970	9,376
Capital gains distributions	-	-	-	2,873	-
Total realized gain (loss) on investments
and capital gains distributions	(10)	(6)	-	3,843	9,376
Net unrealized appreciation
(depreciation) of investments	8	6	-	(376)	23,089
Net realized and unrealized gain (loss)
on investments	(2)	-	-	3,467	32,465
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ 1	$ -	$ 3,101	$ 34,114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	MidCap	MidCap	SmallCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 6	$ 2,642	$ 2	$ 643	$ -
Total investment income	6	2,642	2	643	-
Expenses:
Mortality, expense risk
and other charges	1	2,682	1	1,057	1
Total expenses	1	2,682	1	1,057	1
Net investment income (loss)	5	(40)	1	(414)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	1,115	36	(1,356)	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,115	36	(1,356)	23
Net unrealized appreciation
(depreciation) of investments	50	44,220	28	13,761	-
Net realized and unrealized gain (loss)
on investments	45	45,335	64	12,405	23
Net increase (decrease) in net assets
resulting from operations	$ 50	$ 45,295	$ 65	$ 11,991	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Russell™	ING Russell™
	ING	ING	Large Cap	Large Cap	ING Russell™
	International	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 531	$ -	$ 81	$ 5	$ 424
Total investment income	531	-	81	5	424
Expenses:
Mortality, expense risk
and other charges	184	-	77	3	171
Total expenses	184	-	77	3	171
Net investment income (loss)	347	-	4	2	253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(1)	296	37	614
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(1)	296	37	614
Net unrealized appreciation
(depreciation) of investments	2,629	1	470	35	1,409
Net realized and unrealized gain (loss)
on investments	2,668	-	766	72	2,023
Net increase (decrease) in net assets
resulting from operations	$ 3,015	$ -	$ 770	$ 74	$ 2,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 4	$ 52	$ 19	$ 135
Total investment income	1	4	52	19	135
Expenses:
Mortality, expense risk
and other charges	1	3	33	52	116
Total expenses	1	3	33	52	116
Net investment income (loss)	-	1	19	(33)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	3	34	456	355
Capital gains distributions	-	-	-	-	414
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456	769
Net unrealized appreciation
(depreciation) of investments	2	25	406	314	1,207
Net realized and unrealized gain (loss)
on investments	3	28	440	770	1,976
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 29	$ 459	$ 737	$ 1,995

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™	ING Small	ING Small		ING
	Small Cap	Company	Company	ING U.S. Bond	International
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Value Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 76	$ 490	$ -	$ 244	$ 1,532
Total investment income	76	490	-	244	1,532
Expenses:
Mortality, expense risk
and other charges	87	1,166	1	101	459
Total expenses	87	1,166	1	101	459
Net investment income (loss)	(11)	(676)	(1)	143	1,073

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	(1,747)	4	82	(12,126)
Capital gains distributions	415	4,339	7	227	-
Total realized gain (loss) on investments
and capital gains distributions	579	2,592	11	309	(12,126)
Net unrealized appreciation
(depreciation) of investments	674	13,370	15	(175)	20,937
Net realized and unrealized gain (loss)
on investments	1,253	15,962	26	134	8,811
Net increase (decrease) in net assets
resulting from operations	$ 1,242	$ 15,286	$ 25	$ 277	$ 9,884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap
	International	Opportunities	Opportunities	Opportunities	Opportunities
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 5	$ 242	$ 8	$ -	$ -
Total investment income	5	242	8	-	-
Expenses:
Mortality, expense risk
and other charges	1	405	11	210	-
Total expenses	1	405	11	210	-
Net investment income (loss)	4	(163)	(3)	(210)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	602	222	120	6
Capital gains distributions	-	1,068	51	2,417	8
Total realized gain (loss) on investments
and capital gains distributions	(15)	1,670	273	2,537	14
Net unrealized appreciation
(depreciation) of investments	49	3,075	(25)	924	(1)
Net realized and unrealized gain (loss)
on investments	34	4,745	248	3,461	13
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 4,582	$ 245	$ 3,251	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Janus Aspen			Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen	Series
	Series Balanced	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 1 $	-	$ 1
Total investment income	5	-	1	-	1
Expenses:
Mortality, expense risk
and other charges	2	4	-	1	1
Total expenses	2	4	-	1	1
Net investment income (loss)	3	(4)	1	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	7	3	-	(2)
Capital gains distributions	12	-	1	1	-
Total realized gain (loss) on investments
and capital gains distributions	11	7	4	1	(2)
Net unrealized appreciation
(depreciation) of investments	5	49	(1)	9	24
Net realized and unrealized gain (loss)
on investments	16	56	3	10	22
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 52	$ 4 $	9	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles	Lord Abbett
	Government	Mid Cap Equity		Small Cap	Developing
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -	Growth Fund,
	Select Class	Shares	Growth Fund	Retail Class	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 78	$ -
Total investment income	-	3	-	78	-
Expenses:
Mortality, expense risk
and other charges	-	33	3	87	1
Total expenses	-	33	3	87	1
Net investment income (loss)	-	(30)	(3)	(9)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	169	1	341	(1)
Capital gains distributions	-	-	2	9	8
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350	7
Net unrealized appreciation
(depreciation) of investments	-	13	28	873	1
Net realized and unrealized gain (loss)
on investments	-	182	31	1,223	8
Net increase (decrease) in net assets
resulting from operations	$ -	$ 152	$ 28	$ 1,214	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -
	Core Fixed	Mid Cap Stock	Small-Cap	Fundamental	Mid-Cap Stock
	Income Fund -	Fund, Inc. -	Value Fund -	Equity Fund -	Portfolio -
	Class A	Class A	Class A	Class A	Class VC
Net investment income (loss)
Income:
Dividends	$ 1	$ 6	$ 8	$ 1	$ 623
Total investment income	1	6	8	1	623
Expenses:
Mortality, expense risk
and other charges	1	9	10	1	861
Total expenses	1	9	10	1	861
Net investment income (loss)	-	(3)	(2)	-	(238)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(9)	20	-	(3,166)
Capital gains distributions	1	-	26	2	-
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	46	2	(3,166)
Net unrealized appreciation
(depreciation) of investments	1	178	65	5	15,274
Net realized and unrealized gain (loss)
on investments	2	169	111	7	12,108
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 166	$ 109	$ 7	$ 11,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				Neuberger
		Massachusetts	Neuberger	Berman Socially
	MainStay Large	Investors	Berman Genesis	Responsive	New Perspective
	Cap Growth	Growth Stock	Fund® - Trust	Fund® - Trust	Fund®, Inc. -
	Fund - Class R3	Fund - Class A	Class	Class	Class R-3
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ -	$ 77	$ 17
Total investment income	-	6	-	77	17
Expenses:
Mortality, expense risk
and other charges	-	4	1	97	9
Total expenses	-	4	1	97	9
Net investment income (loss)	-	2	(1)	(20)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	85	-	1,059	(3)
Capital gains distributions	-	-	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	85	4	1,059	(3)
Net unrealized appreciation
(depreciation) of investments	7	(24)	4	(143)	415
Net realized and unrealized gain (loss)
on investments	4	61	8	916	412
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 63	$ 7	$ 896	$ 420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	New Perspective	Capital	Developing	Developing	Gold & Special
	Fund®, Inc. -	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Class R-4	Fund - Class A	Class A	Class Y	Class A
Net investment income (loss)
Income:
Dividends	$ 949	$ 3	$ 1,101	$ 251	$ -
Total investment income	949	3	1,101	251	-
Expenses:
Mortality, expense risk
and other charges	658	4	2,762	48	-
Total expenses	658	4	2,762	48	-
Net investment income (loss)	291	(1)	(1,661)	203	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(375)	25	(21,847)	49	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(375)	25	(21,847)	49	(6)
Net unrealized appreciation
(depreciation) of investments	13,920	28	71,592	2,872	3
Net realized and unrealized gain (loss)
on investments	13,545	53	49,745	2,921	(3)
Net increase (decrease) in net assets
resulting from operations	$ 13,836	$ 52	$ 48,084	$ 3,124	$ (3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer
	International	Global	Global Strategic	Oppenheimer	Main Street
	Bond Fund -	Securities	Income	Main Street	Small- & Mid-
	Class A	Fund/VA	Fund/VA	Fund®/VA	Cap Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 5	$ 5	$ 6	$ 1	$ 60
Total investment income	5	5	6	1	60
Expenses:
Mortality, expense risk
and other charges	1	2	1	1	99
Total expenses	1	2	1	1	99
Net investment income (loss)	4	3	5	-	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(6)	1	-	139
Capital gains distributions	1	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-	139
Net unrealized appreciation
(depreciation) of investments	9	43	5	10	1,450
Net realized and unrealized gain (loss)
on investments	9	37	7	10	1,589
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 40	$ 12	$ 10	$ 1,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				PIMCO Real
	Oppenheimer	Parnassus	Pax World	Return
	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -	Pioneer Equity
	Cap Growth	Fund - Investor	Individual	Administrative	Income Fund -
	Fund/VA	Shares	Investor Class	Class	Class Y
Net investment income (loss)
Income:
Dividends	$ -	$ 11	$ 745	$ 2,428	$ 17
Total investment income	-	11	745	2,428	17
Expenses:
Mortality, expense risk
and other charges	1	2	483	1,982	2
Total expenses	1	2	483	1,982	2
Net investment income (loss)	(1)	9	262	446	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(503)	1,863	-
Capital gains distributions	-	8	-	13,139	-
Total realized gain (loss) on investments
and capital gains distributions	-	8	(503)	15,002	-
Net unrealized appreciation
(depreciation) of investments	4	(4)	4,925	1,463	3
Net realized and unrealized gain (loss)
on investments	4	4	4,422	16,465	3
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 13	$ 4,684	$ 16,911	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 155	$ 31	$ 87	$ 2,410	$ -
Total investment income	155	31	87	2,410	-
Expenses:
Mortality, expense risk
and other charges	18	3	151	254	-
Total expenses	18	3	151	254	-
Net investment income (loss)	137	28	(64)	2,156	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	575	-	1,533	(361)	-
Capital gains distributions	-	-	519	-	-
Total realized gain (loss) on investments
and capital gains distributions	575	-	2,052	(361)	-
Net unrealized appreciation
(depreciation) of investments	(286)	27	(248)	1,737	-
Net realized and unrealized gain (loss)
on investments	289	27	1,804	1,376	-
Net increase (decrease) in net assets
resulting from operations	$ 426	$ 55	$ 1,740	$ 3,532	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class K	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 148	$ 2	$ -	113	6
Total investment income	148	2	-	113	6
Expenses:
Mortality, expense risk
and other charges	55	-	-	76	5
Total expenses	55	-	-	76	5
Net investment income (loss)	93	2	-	37	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	277	-	-	365	3
Capital gains distributions	-	-	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	277	-	-	365	40
Net unrealized appreciation
(depreciation) of investments	470	9	-	1,034	74
Net realized and unrealized gain (loss)
on investments	747	9	-	1,399	114
Net increase (decrease) in net assets
resulting from operations	$ 840	$ 11	$ -	1,436	115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Templeton		Thornburg
	T. Rowe Price	Templeton	Global Bond	Templeton	International
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond	Value Fund -
	Advisor Class	Class A	Class	Fund - Class A	Class R4
Net investment income (loss)
Income:
Dividends	3	25	1,021	12,384	1
Total investment income	3	25	1,021	12,384	1
Expenses:
Mortality, expense risk
and other charges	2	8	51	1,964	-
Total expenses	2	8	51	1,964	-
Net investment income (loss)	1	17	970	10,420	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	76	16	6,484	(4)
Capital gains distributions	1	-	461	2,535	-
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019	(4)
Net unrealized appreciation
(depreciation) of investments	21	81	655	9,438	10
Net realized and unrealized gain (loss)
on investments	31	157	1,132	18,457	6
Net increase (decrease) in net assets
resulting from operations	32	174	2,102	28,877	7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Invesco Van
		Kampen
	USAA Precious	American
	Metals and	Franchise			Small Company
	Minerals Fund -	Fund - Class I	Diversified	Equity Income	Growth
	Adviser Shares	Shares	Value Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	-	-	2	10	-
Total investment income	-	-	2	10	-
Expenses:
Mortality, expense risk
and other charges	62	138	1	5	-
Total expenses	62	138	1	5	-
Net investment income (loss)	(62)	(138)	1	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,346)	(115)	(2)	(1)	19
Capital gains distributions	126	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,220)	(115)	(2)	(1)	19
Net unrealized appreciation
(depreciation) of investments	252	(476)	13	42	(11)
Net realized and unrealized gain (loss)
on investments	(968)	(591)	11	41	8
Net increase (decrease) in net assets
resulting from operations	(1,030)	(729)	12	46	8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Washington
	Victory Small				Mutual
	Company				Investors
	Opportunity	Wanger			FundSM, Inc. -
	Fund - Class R	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	-	386	355	172	85
Total investment income	-	386	355	172	85
Expenses:
Mortality, expense risk
and other charges	-	237	693	411	25
Total expenses	-	237	693	411	25
Net investment income (loss)	-	149	(338)	(239)	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	632	(987)	(460)	(167)
Capital gains distributions	1	2,673	-	2,510	7
Total realized gain (loss) on investments
and capital gains distributions	1	3,305	(987)	2,050	(160)
Net unrealized appreciation
(depreciation) of investments	-	1,857	14,495	6,347	595
Net realized and unrealized gain (loss)
on investments	1	5,162	13,508	8,397	435
Net increase (decrease) in net assets
resulting from operations	1	5,311	13,170	8,158	495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Washington	Wells Fargo	Wells Fargo
	Mutual	Advantage	Advantage
	Investors	Small Cap	Special Small
	FundSM, Inc. -	Value Fund -	Cap Value
	Class R-4	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	2,052	1	-
Total investment income	2,052	1	-
Expenses:
Mortality, expense risk
and other charges	940	1	973
Total expenses	940	1	973
Net investment income (loss)	1,112	-	(973)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(114)	2	(2,595)
Capital gains distributions	152	5	-
Total realized gain (loss) on investments
and capital gains distributions	38	7	(2,595)
Net unrealized appreciation
(depreciation) of investments	8,872	6	14,263
Net realized and unrealized gain (loss)
on investments	8,910	13	11,668
Net increase (decrease) in net assets
resulting from operations	10,022	13	10,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco Mid		Invesco
	Cap Core	Invesco Small Cap	International	Invesco
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor
	Class A	Class A	Class R5	Fund - Class A
Net assets at January 1, 2011	$ 5,115	$ 42	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	342	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	(685)	(1)	-	-
Net increase (decrease) in net assets from operations	(389)	(2)	-	-
Changes from principal transactions:
Total unit transactions	165	(8)	-	-
Increase (decrease) in net assets derived from
principal transactions	165	(8)	-	-
Total increase (decrease) in net assets	(224)	(10)	-	-
Net assets at December 31, 2011	4,891	32	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3
Net unrealized appreciation (depreciation)
of investments	17	(3)	-	(1)
Net increase (decrease) in net assets from operations	439	5	-	2
Changes from principal transactions:
Total unit transactions	(778)	(11)	30	34
Increase (decrease) in net assets derived from
principal transactions	(778)	(11)	30	34
Total increase (decrease) in net assets	(339)	(6)	30	36
Net assets at December 31, 2012	$ 4,552	$ 26	$ 30	$ 36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Invesco V.I.
	Invesco Global			Capital
	Health Care	Invesco Small	Invesco Small	Appreciation
	Fund - Investor	Cap Value	Cap Value	Fund - Series I
	Class	Fund - Class A	Fund - Class Y	Shares
Net assets at January 1, 2011	$ 183	$ 120	$ -	$ 22,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(186)
Total realized gain (loss) on investments
and capital gains distributions	22	17	348	(352)
Net unrealized appreciation (depreciation)
of investments	(20)	(25)	(1,714)	(1,345)
Net increase (decrease) in net assets from operations	1	(9)	(1,366)	(1,883)
Changes from principal transactions:
Total unit transactions	(8)	(29)	10,193	(1,478)
Increase (decrease) in net assets derived from
principal transactions	(8)	(29)	10,193	(1,478)
Total increase (decrease) in net assets	(7)	(38)	8,827	(3,361)
Net assets at December 31, 2011	176	82	8,827	19,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(69)
Total realized gain (loss) on investments
and capital gains distributions	27	13	(573)	(249)
Net unrealized appreciation (depreciation)
of investments	12	6	1,714	3,183
Net increase (decrease) in net assets from operations	38	18	1,141	2,865
Changes from principal transactions:
Total unit transactions	20	41	(9,968)	(21,866)
Increase (decrease) in net assets derived from
principal transactions	20	41	(9,968)	(21,866)
Total increase (decrease) in net assets	58	59	(8,827)	(19,001)
Net assets at December 31, 2012	$ 234	$ 141	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco V.I.			AllianceBernstein
	Core Equity	Alger Capital		Growth and
	Fund - Series I	Appreciation	Alger Green	Income Fund,
	Shares	Fund - Class A	Fund - Class A	Inc. - Class A
Net assets at January 1, 2011	$ 38,408	$ -	$ 1,614	$ 191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	961	-	35	2
Net unrealized appreciation (depreciation)
of investments	(1,201)	-	(130)	7
Net increase (decrease) in net assets from operations	(261)	-	(112)	9
Changes from principal transactions:
Total unit transactions	(3,357)	-	120	(28)
Increase (decrease) in net assets derived from
principal transactions	(3,357)	-	120	(28)
Total increase (decrease) in net assets	(3,618)	-	8	(19)
Net assets at December 31, 2011	34,790	-	1,622	172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	2	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	725	2	45	9
Net unrealized appreciation (depreciation)
of investments	3,530	10	207	19
Net increase (decrease) in net assets from operations	4,231	14	235	28
Changes from principal transactions:
Total unit transactions	(4,339)	478	173	1
Increase (decrease) in net assets derived from
principal transactions	(4,339)	478	173	1
Total increase (decrease) in net assets	(108)	492	408	29
Net assets at December 31, 2012	$ 34,682	$ 492	$ 2,030	$ 201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Allianz NFJ
	AllianceBernstein		Large-Cap
	Growth and	Allianz NFJ	Value Fund -	Allianz NFJ
	Income Portfolio -	Dividend Value	Institutional	Small-Cap Value
	Class A	Fund - Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 457	$ 258	$ 1,879	$ 398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	72	2
Total realized gain (loss) on investments
and capital gains distributions	(38)	22	124	55
Net unrealized appreciation (depreciation)
of investments	61	(19)	(172)	(53)
Net increase (decrease) in net assets from operations	23	6	24	4
Changes from principal transactions:
Total unit transactions	(7)	(85)	1,160	(7)
Increase (decrease) in net assets derived from
principal transactions	(7)	(85)	1,160	(7)
Total increase (decrease) in net assets	16	(79)	1,184	(3)
Net assets at December 31, 2011	473	179	3,063	395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	40	1
Total realized gain (loss) on investments
and capital gains distributions	11	3	358	61
Net unrealized appreciation (depreciation)
of investments	63	16	(45)	(27)
Net increase (decrease) in net assets from operations	76	22	353	35
Changes from principal transactions:
Total unit transactions	(73)	5	(3,381)	(30)
Increase (decrease) in net assets derived from
principal transactions	(73)	5	(3,381)	(30)
Total increase (decrease) in net assets	3	27	(3,028)	5
Net assets at December 31, 2012	$ 476	$ 206	$ 35	$ 400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				American
				Century
			American	Inflation-
			Balanced	Adjusted Bond
	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund	Fund	Class R-3	Class
Net assets at January 1, 2011	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(213)	242	72	964
Total realized gain (loss) on investments
and capital gains distributions	548	832	(86)	672
Net unrealized appreciation (depreciation)
of investments	(1,216)	(707)	181	1,008
Net increase (decrease) in net assets from operations	(881)	367	167	2,644
Changes from principal transactions:
Total unit transactions	10,703	10,643	(619)	22,977
Increase (decrease) in net assets derived from
principal transactions	10,703	10,643	(619)	22,977
Total increase (decrease) in net assets	9,822	11,010	(452)	25,621
Net assets at December 31, 2011	27,822	40,417	5,726	43,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(229)	338	60	657
Total realized gain (loss) on investments
and capital gains distributions	726	722	27	1,442
Net unrealized appreciation (depreciation)
of investments	2,456	2,751	640	491
Net increase (decrease) in net assets from operations	2,953	3,811	727	2,590
Changes from principal transactions:
Total unit transactions	4,614	7,737	(682)	8,410
Increase (decrease) in net assets derived from
principal transactions	4,614	7,737	(682)	8,410
Total increase (decrease) in net assets	7,567	11,548	45	11,000
Net assets at December 31, 2012	$ 35,389	$ 51,965	$ 5,771	$ 54,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	American	American Funds	Ariel
	Century Income	American	Appreciation
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -
	Fund - A Class	Class R-4	Class	Investor Class
Net assets at January 1, 2011	$ 5,100	$ -	$ 833	$ 2,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	-	(5)	(28)
Total realized gain (loss) on investments
and capital gains distributions	(145)	-	23	400
Net unrealized appreciation (depreciation)
of investments	208	-	(98)	(890)
Net increase (decrease) in net assets from operations	81	-	(80)	(518)
Changes from principal transactions:
Total unit transactions	150	6	(74)	1,064
Increase (decrease) in net assets derived from
principal transactions	150	6	(74)	1,064
Total increase (decrease) in net assets	231	6	(154)	546
Net assets at December 31, 2011	5,331	6	679	3,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	1	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)
Net unrealized appreciation (depreciation)
of investments	800	1	(31)	614
Net increase (decrease) in net assets from operations	714	2	129	553
Changes from principal transactions:
Total unit transactions	329	53	58	(289)
Increase (decrease) in net assets derived from
principal transactions	329	53	58	(289)
Total increase (decrease) in net assets	1,043	55	187	264
Net assets at December 31, 2012	$ 6,374	$ 61	$ 866	$ 3,328

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				BlackRock Mid
	Artisan		BlackRock	Cap Value
	International Aston/Fairpointe Equity Dividend Opportunities
	Fund - Investor	Mid Cap Fund -	Fund - Investor	Fund - Investor
	Shares	Class N	A Shares	A Shares
Net assets at January 1, 2011	$ 2,510	$ 2,925	$ 183	$ 4,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(39)	4	(39)
Total realized gain (loss) on investments
and capital gains distributions	60	130	2	205
Net unrealized appreciation (depreciation)
of investments	(302)	(563)	7	(300)
Net increase (decrease) in net assets from operations	(232)	(472)	13	(134)
Changes from principal transactions:
Total unit transactions	396	3,103	291	3,098
Increase (decrease) in net assets derived from
principal transactions	396	3,103	291	3,098
Total increase (decrease) in net assets	164	2,631	304	2,964
Net assets at December 31, 2011	2,674	5,556	487	7,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	5	12	(60)
Total realized gain (loss) on investments
and capital gains distributions	76	293	16	425
Net unrealized appreciation (depreciation)
of investments	680	661	51	654
Net increase (decrease) in net assets from operations	772	959	79	1,019
Changes from principal transactions:
Total unit transactions	1,597	2,377	448	1,265
Increase (decrease) in net assets derived from
principal transactions	1,597	2,377	448	1,265
Total increase (decrease) in net assets	2,369	3,336	527	2,284
Net assets at December 31, 2012	$ 5,043	$ 8,892	$ 1,014	$ 9,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert VP SRI	Growth &
	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Net assets at January 1, 2011	$ 8,210	$ 45,223	$ 363	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202	124	5	5
Total realized gain (loss) on investments
and capital gains distributions	219	309	4	(29)
Net unrealized appreciation (depreciation)
of investments	20	1,150	(49)	29
Net increase (decrease) in net assets from operations	441	1,583	(40)	5
Changes from principal transactions:
Total unit transactions	568	(2,765)	92	672
Increase (decrease) in net assets derived from
principal transactions	568	(2,765)	92	672
Total increase (decrease) in net assets	1,009	(1,182)	52	677
Net assets at December 31, 2011	9,219	44,041	415	677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	79	7	20
Total realized gain (loss) on investments
and capital gains distributions	99	275	6	211
Net unrealized appreciation (depreciation)
of investments	214	3,725	62	(80)
Net increase (decrease) in net assets from operations	475	4,079	75	151
Changes from principal transactions:
Total unit transactions	1,260	(1,946)	23	1,310
Increase (decrease) in net assets derived from
principal transactions	1,260	(1,946)	23	1,310
Total increase (decrease) in net assets	1,735	2,133	98	1,461
Net assets at December 31, 2012	$ 10,954	$ 46,174	$ 513	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid Columbia Mid
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Class A	Class Z	Fund - Class A	Fund - Class Z
Net assets at January 1, 2011	$ 9	$ 7,095	$ 3,877	$ 2,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	(16)	42
Total realized gain (loss) on investments
and capital gains distributions	3	920	307	227
Net unrealized appreciation (depreciation)
of investments	(7)	(1,575)	(513)	(489)
Net increase (decrease) in net assets from operations	(4)	(626)	(222)	(220)
Changes from principal transactions:
Total unit transactions	64	4,379	150	2,844
Increase (decrease) in net assets derived from
principal transactions	64	4,379	150	2,844
Total increase (decrease) in net assets	60	3,753	(72)	2,624
Net assets at December 31, 2011	69	10,848	3,805	5,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(9)	20
Total realized gain (loss) on investments
and capital gains distributions	5	740	344	389
Net unrealized appreciation (depreciation)
of investments	7	476	236	103
Net increase (decrease) in net assets from operations	11	1,216	571	512
Changes from principal transactions:
Total unit transactions	5	(12,025)	(255)	(5,874)
Increase (decrease) in net assets derived from
principal transactions	5	(12,025)	(255)	(5,874)
Total increase (decrease) in net assets	16	(10,809)	316	(5,362)
Net assets at December 31, 2012	$ 85	$ 39	$ 4,121	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Delaware
	CRM Mid Cap	Diversified	Dodge & Cox
	Value Fund -	Income Fund -	International	Dodge & Cox
	Investor Shares	Class A	Stock Fund	Stock Fund
Net assets at January 1, 2011	$ 223	$ -	$ 4	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	-	-
Net unrealized appreciation (depreciation)
of investments	(23)	-	(8)	(2)
Net increase (decrease) in net assets from operations	(19)	-	(6)	(2)
Changes from principal transactions:
Total unit transactions	12	-	138	26
Increase (decrease) in net assets derived from
principal transactions	12	-	138	26
Total increase (decrease) in net assets	(7)	-	132	24
Net assets at December 31, 2011	216	-	136	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	7	(4)	1
Net unrealized appreciation (depreciation)
of investments	28	(8)	34	3
Net increase (decrease) in net assets from operations	33	2	33	4
Changes from principal transactions:
Total unit transactions	(17)	799	55	-
Increase (decrease) in net assets derived from
principal transactions	(17)	799	55	-
Total increase (decrease) in net assets	16	801	88	4
Net assets at December 31, 2012	$ 232	$ 801	$ 224	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Eaton Vance	EuroPacific	EuroPacific
	DWS Equity	Large-Cap	Growth	Growth
	500 Index	Value Fund -	Fund® -	Fund® -
	Fund - Class S	Class R	Class R-3	Class R-4
Net assets at January 1, 2011	$ 351	$ 38	$ 12,954	$ 279,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	76	1,603
Total realized gain (loss) on investments
and capital gains distributions	-	-	(629)	(1,333)
Net unrealized appreciation (depreciation)
of investments	(1)	(3)	(1,115)	(40,362)
Net increase (decrease) in net assets from operations	2	(2)	(1,668)	(40,092)
Changes from principal transactions:
Total unit transactions	47	10	(1,550)	(4,401)
Increase (decrease) in net assets derived from
principal transactions	47	10	(1,550)	(4,401)
Total increase (decrease) in net assets	49	8	(3,218)	(44,493)
Net assets at December 31, 2011	400	46	9,736	235,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	78	2,371
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)
Net unrealized appreciation (depreciation)
of investments	53	8	2,429	43,042
Net increase (decrease) in net assets from operations	59	10	1,408	41,998
Changes from principal transactions:
Total unit transactions	32	42	(2,394)	(8,726)
Increase (decrease) in net assets derived from
principal transactions	32	42	(2,394)	(8,726)
Total increase (decrease) in net assets	91	52	(986)	33,272
Net assets at December 31, 2012	$ 491	$ 98	$ 8,750	$ 268,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity®
	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Insights Fund -	Equity-Income	Growth	High Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 38	$ 280,318	$ 225,726	$ 9,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	4,040	(1,406)	570
Total realized gain (loss) on investments
and capital gains distributions	3	(1,850)	(810)	661
Net unrealized appreciation (depreciation)
of investments	(10)	(1,848)	590	(938)
Net increase (decrease) in net assets from operations	(9)	342	(1,626)	293
Changes from principal transactions:
Total unit transactions	230	(24,381)	(9,588)	(521)
Increase (decrease) in net assets derived from
principal transactions	230	(24,381)	(9,588)	(521)
Total increase (decrease) in net assets	221	(24,039)	(11,214)	(228)
Net assets at December 31, 2011	259	256,279	214,512	9,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	5,496	(877)	562
Total realized gain (loss) on investments
and capital gains distributions	7	10,716	2,742	378
Net unrealized appreciation (depreciation)
of investments	41	23,385	26,800	392
Net increase (decrease) in net assets from operations	43	39,597	28,665	1,332
Changes from principal transactions:
Total unit transactions	163	(31,324)	(18,100)	1,106
Increase (decrease) in net assets derived from
principal transactions	163	(31,324)	(18,100)	1,106
Total increase (decrease) in net assets	206	8,273	10,565	2,438
Net assets at December 31, 2012	$ 465	$ 264,552	$ 225,077	$ 12,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 36,340	$ 1,058,819	$ 106,249	$ 20,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1,088	1,014	51
Total realized gain (loss) on investments
and capital gains distributions	(1,817)	18,147	2,918	(131)
Net unrealized appreciation (depreciation)
of investments	(4,674)	(53,776)	(2,840)	(2,083)
Net increase (decrease) in net assets from operations	(6,350)	(34,541)	1,092	(2,163)
Changes from principal transactions:
Total unit transactions	(2,005)	(35,947)	(3,999)	(258)
Increase (decrease) in net assets derived from
principal transactions	(2,005)	(35,947)	(3,999)	(258)
Total increase (decrease) in net assets	(8,355)	(70,488)	(2,907)	(2,421)
Net assets at December 31, 2011	27,985	988,331	103,342	18,110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	276	4,722	1,184	127
Total realized gain (loss) on investments
and capital gains distributions	(2,636)	10,447	3,514	1,280
Net unrealized appreciation (depreciation)
of investments	7,492	134,125	10,383	1,266
Net increase (decrease) in net assets from operations	5,132	149,294	15,081	2,673
Changes from principal transactions:
Total unit transactions	(3,738)	(52,156)	(2,664)	(184)
Increase (decrease) in net assets derived from
principal transactions	(3,738)	(52,156)	(2,664)	(184)
Total increase (decrease) in net assets	1,394	97,138	12,417	2,489
Net assets at December 31, 2012	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value
	Portfolio -	Discovery	Growth Fund -	Securities
	Initial Class	Fund - Class R	Class A	Fund - Class 2
Net assets at January 1, 2011	$ 22,008	$ 3,888	$ 681	$ 119,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	21	(6)	(186)
Total realized gain (loss) on investments
and capital gains distributions	160	(115)	37	(1,827)
Net unrealized appreciation (depreciation)
of investments	(1,133)	(56)	(68)	(3,581)
Net increase (decrease) in net assets from operations	(758)	(150)	(37)	(5,594)
Changes from principal transactions:
Total unit transactions	(406)	(938)	29	(5,190)
Increase (decrease) in net assets derived from
principal transactions	(406)	(938)	29	(5,190)
Total increase (decrease) in net assets	(1,164)	(1,088)	(8)	(10,784)
Net assets at December 31, 2011	20,844	2,800	673	109,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	18	(4)	(88)
Total realized gain (loss) on investments
and capital gains distributions	243	350	108	(2,989)
Net unrealized appreciation (depreciation)
of investments	1,971	(55)	(28)	20,357
Net increase (decrease) in net assets from operations	2,325	313	76	17,280
Changes from principal transactions:
Total unit transactions	(577)	(694)	(196)	(16,316)
Increase (decrease) in net assets derived from
principal transactions	(577)	(694)	(196)	(16,316)
Total increase (decrease) in net assets	1,748	(381)	(120)	964
Net assets at December 31, 2012	$ 22,592	$ 2,419	$ 553	$ 110,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			The Growth	The Growth
	Fundamental	Fundamental	Fund of	Fund of
	InvestorsSM,	InvestorsSM,	America® -	America® -
	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net assets at January 1, 2011	$ 793	$ 31,928	$ 17,580	$ 313,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	245	(47)	(819)
Total realized gain (loss) on investments
and capital gains distributions	19	698	(448)	3,976
Net unrealized appreciation (depreciation)
of investments	(53)	(1,960)	(440)	(20,172)
Net increase (decrease) in net assets from operations	(26)	(1,017)	(935)	(17,015)
Changes from principal transactions:
Total unit transactions	326	1,440	(2,280)	(24,918)
Increase (decrease) in net assets derived from
principal transactions	326	1,440	(2,280)	(24,918)
Total increase (decrease) in net assets	300	423	(3,215)	(41,933)
Net assets at December 31, 2011	1,093	32,351	14,365	271,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	135	(28)	(491)
Total realized gain (loss) on investments
and capital gains distributions	55	1,817	(191)	2,413
Net unrealized appreciation (depreciation)
of investments	117	3,203	2,681	48,646
Net increase (decrease) in net assets from operations	178	5,155	2,462	50,568
Changes from principal transactions:
Total unit transactions	(68)	(222)	(4,454)	(35,110)
Increase (decrease) in net assets derived from
principal transactions	(68)	(222)	(4,454)	(35,110)
Total increase (decrease) in net assets	110	4,933	(1,992)	15,458
Net assets at December 31, 2012	$ 1,203	$ 37,284	$ 12,373	$ 287,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -
	Fund - Class R4	Class R4	Class R-3	Class I
Net assets at January 1, 2011	$ 190	$ 46	$ 1,942	$ 347,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	60	5,494
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(28)	(5,218)
Net unrealized appreciation (depreciation)
of investments	(37)	(1)	58	(7,468)
Net increase (decrease) in net assets from operations	(46)	3	90	(7,192)
Changes from principal transactions:
Total unit transactions	29	(21)	89	(41,132)
Increase (decrease) in net assets derived from
principal transactions	29	(21)	89	(41,132)
Total increase (decrease) in net assets	(17)	(18)	179	(48,324)
Net assets at December 31, 2011	173	28	2,121	299,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	55	6,116
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658
Net unrealized appreciation (depreciation)
of investments	40	1	53	28,971
Net increase (decrease) in net assets from operations	33	9	212	35,745
Changes from principal transactions:
Total unit transactions	(47)	224	(348)	(29,746)
Increase (decrease) in net assets derived from
principal transactions	(47)	224	(348)	(29,746)
Total increase (decrease) in net assets	(14)	233	(136)	5,999
Net assets at December 31, 2012	$ 159	$ 261	$ 1,985	$ 305,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth		ING Value	ING GNMA
	Opportunities	ING Real Estate	Choice Fund -	Income Fund -
	Fund - Class A	Fund - Class A	Class A	Class A
Net assets at January 1, 2011	$ -	$ 1,971	$ -	$ 4,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	-	151
Total realized gain (loss) on investments
and capital gains distributions	-	(24)	-	51
Net unrealized appreciation (depreciation)
of investments	-	188	-	93
Net increase (decrease) in net assets from operations	-	193	-	295
Changes from principal transactions:
Total unit transactions	-	(66)	3	(208)
Increase (decrease) in net assets derived from
principal transactions	-	(66)	3	(208)
Total increase (decrease) in net assets	-	127	3	87
Net assets at December 31, 2011	-	2,098	3	4,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	34	-	131
Total realized gain (loss) on investments
and capital gains distributions	-	310	-	105
Net unrealized appreciation (depreciation)
of investments	-	(47)	-	(133)
Net increase (decrease) in net assets from operations	-	297	-	103
Changes from principal transactions:
Total unit transactions	63	(441)	1	(484)
Increase (decrease) in net assets derived from
principal transactions	63	(441)	1	(484)
Total increase (decrease) in net assets	63	(144)	1	(381)
Net assets at December 31, 2012	$ 63	$ 1,954	$ 4	$ 4,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING	ING	ING	ING Artio
	Intermediate	Intermediate	Intermediate	Foreign
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class I	Class S	Service Class
Net assets at January 1, 2011	$ 4,053	$ 383,698	$ 511	$ 32,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	13,746	37	234
Total realized gain (loss) on investments
and capital gains distributions	(75)	(5,443)	(1)	(4,044)
Net unrealized appreciation (depreciation)
of investments	183	15,698	4	(2,699)
Net increase (decrease) in net assets from operations	244	24,001	40	(6,509)
Changes from principal transactions:
Total unit transactions	(941)	(20,766)	371	(4,798)
Increase (decrease) in net assets derived from
principal transactions	(941)	(20,766)	371	(4,798)
Total increase (decrease) in net assets	(697)	3,235	411	(11,307)
Net assets at December 31, 2011	3,356	386,933	922	21,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	14,612	46	152
Total realized gain (loss) on investments
and capital gains distributions	149	(1,690)	5	(11,817)
Net unrealized appreciation (depreciation)
of investments	(27)	19,014	34	12,181
Net increase (decrease) in net assets from operations	252	31,936	85	516
Changes from principal transactions:
Total unit transactions	(358)	(10,406)	195	(21,797)
Increase (decrease) in net assets derived from
principal transactions	(358)	(10,406)	195	(21,797)
Total increase (decrease) in net assets	(106)	21,530	280	(21,281)
Net assets at December 31, 2012	$ 3,250	$ 408,463	$ 1,202	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 10,075	$ -	$ 84,717	$ 196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	-	(376)	-
Total realized gain (loss) on investments
and capital gains distributions	(154)	-	(3,154)	15
Net unrealized appreciation (depreciation)
of investments	371	-	1,013	(63)
Net increase (decrease) in net assets from operations	185	-	(2,517)	(48)
Changes from principal transactions:
Total unit transactions	1,034	74	(175)	403
Increase (decrease) in net assets derived from
principal transactions	1,034	74	(175)	403
Total increase (decrease) in net assets	1,219	74	(2,692)	355
Net assets at December 31, 2011	11,294	74	82,025	551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	-	(270)	-
Total realized gain (loss) on investments
and capital gains distributions	659	4	(1,914)	1
Net unrealized appreciation (depreciation)
of investments	1,411	(1)	13,222	72
Net increase (decrease) in net assets from operations	2,055	3	11,038	73
Changes from principal transactions:
Total unit transactions	1,120	20	(7,134)	(122)
Increase (decrease) in net assets derived from
principal transactions	1,120	20	(7,134)	(122)
Total increase (decrease) in net assets	3,175	23	3,904	(49)
Net assets at December 31, 2012	$ 14,469	$ 97	$ 85,929	$ 502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real
	Large Cap	Global Real	Estate	ING Clarion
	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Adviser Class
Net assets at January 1, 2011	$ 220	$ -	$ 59,612	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1,668	-
Total realized gain (loss) on investments
and capital gains distributions	17	-	(638)	-
Net unrealized appreciation (depreciation)
of investments	(22)	-	(4,725)	1
Net increase (decrease) in net assets from operations	(5)	-	(3,695)	1
Changes from principal transactions:
Total unit transactions	46	2	(356)	17
Increase (decrease) in net assets derived from
principal transactions	46	2	(356)	17
Total increase (decrease) in net assets	41	2	(4,051)	18
Net assets at December 31, 2011	261	2	55,561	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(57)	-
Total realized gain (loss) on investments
and capital gains distributions	12	-	(3)	-
Net unrealized appreciation (depreciation)
of investments	24	1	14,659	3
Net increase (decrease) in net assets from operations	36	1	14,599	3
Changes from principal transactions:
Total unit transactions	(3)	4	7,650	20
Increase (decrease) in net assets derived from
principal transactions	(3)	4	7,650	20
Total increase (decrease) in net assets	33	5	22,249	23
Net assets at December 31, 2012	$ 294	$ 7	$ 77,810	$ 41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2011	$ 1,924	$ 41,259	$ -	$ 64,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	218	-	(427)
Total realized gain (loss) on investments
and capital gains distributions	8	(2,248)	-	560
Net unrealized appreciation (depreciation)
of investments	(32)	5,563	-	(8,253)
Net increase (decrease) in net assets from operations	1	3,533	-	(8,120)
Changes from principal transactions:
Total unit transactions	232	3,217	-	7,660
Increase (decrease) in net assets derived from
principal transactions	232	3,217	-	7,660
Total increase (decrease) in net assets	233	6,750	-	(460)
Net assets at December 31, 2011	2,157	48,009	-	64,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	68	203	(241)
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808
Net unrealized appreciation (depreciation)
of investments	228	5,407	747	1,405
Net increase (decrease) in net assets from operations	317	6,935	959	7,972
Changes from principal transactions:
Total unit transactions	(171)	(560)	26,785	(23,579)
Increase (decrease) in net assets derived from
principal transactions	(171)	(560)	26,785	(23,579)
Total increase (decrease) in net assets	146	6,375	27,744	(15,607)
Net assets at December 31, 2012	$ 2,303	$ 54,384	$ 27,744	$ 48,491

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Global
	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid	Resources	Portfolio -	Resources
	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 33	$ 133,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(586)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2,422)
Net unrealized appreciation (depreciation)
of investments	(2)	-	(3)	(11,822)
Net increase (decrease) in net assets from operations	(2)	-	(3)	(14,830)
Changes from principal transactions:
Total unit transactions	14	2	-	3,708
Increase (decrease) in net assets derived from
principal transactions	14	2	-	3,708
Total increase (decrease) in net assets	12	2	(3)	(11,122)
Net assets at December 31, 2011	12	2	30	122,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(243)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	(7,450)
Net unrealized appreciation (depreciation)
of investments	2	-	-	3,008
Net increase (decrease) in net assets from operations	2	-	(1)	(4,685)
Changes from principal transactions:
Total unit transactions	(6)	-	(3)	(15,872)
Increase (decrease) in net assets derived from
principal transactions	(6)	-	(3)	(15,872)
Total increase (decrease) in net assets	(4)	-	(4)	(20,557)
Net assets at December 31, 2012	$ 8	$ 2	$ 26	$ 101,734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging
	Income	Growth and	Emerging	Markets Equity
	Portfolio -	Income	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ -	$ 21,766	$ 405	$ 40,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	76	2	46
Total realized gain (loss) on investments
and capital gains distributions	-	(1,313)	20	161
Net unrealized appreciation (depreciation)
of investments	-	746	(91)	(7,213)
Net increase (decrease) in net assets from operations	-	(491)	(69)	(7,006)
Changes from principal transactions:
Total unit transactions	-	(1,374)	(50)	(4,640)
Increase (decrease) in net assets derived from
principal transactions	-	(1,374)	(50)	(4,640)
Total increase (decrease) in net assets	-	(1,865)	(119)	(11,646)
Net assets at December 31, 2011	-	19,901	286	28,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	246	(1)	(318)
Total realized gain (loss) on investments
and capital gains distributions	3	1,289	1	(562)
Net unrealized appreciation (depreciation)
of investments	195	1,128	54	5,934
Net increase (decrease) in net assets from operations	189	2,663	54	5,054
Changes from principal transactions:
Total unit transactions	6,379	(4,723)	(33)	(1,485)
Increase (decrease) in net assets derived from
principal transactions	6,379	(4,723)	(33)	(1,485)
Total increase (decrease) in net assets	6,568	(2,060)	21	3,569
Net assets at December 31, 2012	$ 6,568	$ 17,841	$ 307	$ 32,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan	ING JPMorgan	Small Cap Core	ING JPMorgan
	Emerging	Small Cap Core	Equity	Small Cap Core
	Markets Equity	Equity	Portfolio -	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 33,720	$ -	$ -	$ 6,554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	-	-	(33)
Total realized gain (loss) on investments
and capital gains distributions	(611)	-	-	87
Net unrealized appreciation (depreciation)
of investments	(5,305)	1	-	(223)
Net increase (decrease) in net assets from operations	(5,966)	1	-	(169)
Changes from principal transactions:
Total unit transactions	(3,860)	8	-	2,329
Increase (decrease) in net assets derived from
principal transactions	(3,860)	8	-	2,329
Total increase (decrease) in net assets	(9,826)	9	-	2,160
Net assets at December 31, 2011	23,894	9	-	8,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(264)	-	(12)	(58)
Total realized gain (loss) on investments
and capital gains distributions	(448)	-	10	2,108
Net unrealized appreciation (depreciation)
of investments	4,740	2	360	(410)
Net increase (decrease) in net assets from operations	4,028	2	358	1,640
Changes from principal transactions:
Total unit transactions	(1,613)	5	8,655	(1,952)
Increase (decrease) in net assets derived from
principal transactions	(1,613)	5	8,655	(1,952)
Total increase (decrease) in net assets	2,415	7	9,013	(312)
Net assets at December 31, 2012	$ 26,309	$ 16	$ 9,013	$ 8,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Large Cap
	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Class
Net assets at January 1, 2011	$ -	$ -	$ 3,252	$ 137,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(799)	(3)	261
Total realized gain (loss) on investments
and capital gains distributions	7	8,067	397	(4,607)
Net unrealized appreciation (depreciation)
of investments	(7)	(6,976)	(374)	8,059
Net increase (decrease) in net assets from operations	-	292	20	3,713
Changes from principal transactions:
Total unit transactions	113	132,730	(3,006)	70,971
Increase (decrease) in net assets derived from
principal transactions	113	132,730	(3,006)	70,971
Total increase (decrease) in net assets	113	133,022	(2,986)	74,684
Net assets at December 31, 2011	113	133,022	266	212,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(646)	(1)	3,471
Total realized gain (loss) on investments
and capital gains distributions	1	1,995	9	(1,938)
Net unrealized appreciation (depreciation)
of investments	18	22,687	28	26,310
Net increase (decrease) in net assets from operations	19	24,036	36	27,843
Changes from principal transactions:
Total unit transactions	23	36,282	36	(22,790)
Increase (decrease) in net assets derived from
principal transactions	23	36,282	36	(22,790)
Total increase (decrease) in net assets	42	60,318	72	5,053
Net assets at December 31, 2012	$ 155	$ 193,340	$ 338	$ 217,365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico
	ING Large Cap	Maturity Bond	Portfolio -	Growth
	Value Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 3	$ -	$ 9,178	$ 522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(44)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	(27)	10
Net unrealized appreciation (depreciation)
of investments	4	-	(157)	(20)
Net increase (decrease) in net assets from operations	6	-	(228)	(12)
Changes from principal transactions:
Total unit transactions	812	-	(151)	60
Increase (decrease) in net assets derived from
principal transactions	812	-	(151)	60
Total increase (decrease) in net assets	818	-	(379)	48
Net assets at December 31, 2011	821	-	8,799	570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	-	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116
Net unrealized appreciation (depreciation)
of investments	65	-	726	(41)
Net increase (decrease) in net assets from operations	98	-	1,029	74
Changes from principal transactions:
Total unit transactions	(211)	17	(115)	(547)
Increase (decrease) in net assets derived from
principal transactions	(211)	17	(115)	(547)
Total increase (decrease) in net assets	(113)	17	914	(473)
Net assets at December 31, 2012	$ 708	$ 17	$ 9,713	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2011	$ 1,070	$ 60,109	$ 25,934	$ 37,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	986	352	1,076
Total realized gain (loss) on investments
and capital gains distributions	(22)	(1,658)	(606)	(916)
Net unrealized appreciation (depreciation)
of investments	4	1,199	399	1,806
Net increase (decrease) in net assets from operations	6	527	145	1,966
Changes from principal transactions:
Total unit transactions	44	(5,032)	(1,193)	2,837
Increase (decrease) in net assets derived from
principal transactions	44	(5,032)	(1,193)	2,837
Total increase (decrease) in net assets	50	(4,505)	(1,048)	4,803
Net assets at December 31, 2011	1,120	55,604	24,886	42,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	946	360	972
Total realized gain (loss) on investments
and capital gains distributions	9	(1,062)	(436)	(1,005)
Net unrealized appreciation (depreciation)
of investments	82	5,694	2,548	5,203
Net increase (decrease) in net assets from operations	112	5,578	2,472	5,170
Changes from principal transactions:
Total unit transactions	(93)	(5,080)	(1,679)	(2,159)
Increase (decrease) in net assets derived from
principal transactions	(93)	(5,080)	(1,679)	(2,159)
Total increase (decrease) in net assets	19	498	793	3,011
Net assets at December 31, 2012	$ 1,139	$ 56,102	$ 25,679	$ 45,560

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 6,858	$ 20,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	580	1,363
Total realized gain (loss) on investments
and capital gains distributions	-	-	129	1,382
Net unrealized appreciation (depreciation)
of investments	1	-	(438)	(2,027)
Net increase (decrease) in net assets from operations	1	1	271	718
Changes from principal transactions:
Total unit transactions	14	28	2,971	2,166
Increase (decrease) in net assets derived from
principal transactions	14	28	2,971	2,166
Total increase (decrease) in net assets	15	29	3,242	2,884
Net assets at December 31, 2011	15	29	10,100	23,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	910	1,628
Total realized gain (loss) on investments
and capital gains distributions	1	1	103	1,219
Net unrealized appreciation (depreciation)
of investments	1	2	993	740
Net increase (decrease) in net assets from operations	3	5	2,006	3,587
Changes from principal transactions:
Total unit transactions	13	17	16,552	3,655
Increase (decrease) in net assets derived from
principal transactions	13	17	16,552	3,655
Total increase (decrease) in net assets	16	22	18,558	7,242
Net assets at December 31, 2012	$ 31	$ 51	$ 28,658	$ 30,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Pioneer
	ING Pioneer		ING Pioneer	Mid Cap Value
	Fund Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ 20,602	$ 473	$ -	$ 93,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186	1	-	548
Total realized gain (loss) on investments
and capital gains distributions	(427)	50	-	(2,171)
Net unrealized appreciation (depreciation)
of investments	(844)	(90)	-	(3,502)
Net increase (decrease) in net assets from operations	(1,085)	(39)	-	(5,125)
Changes from principal transactions:
Total unit transactions	244	(163)	-	(7,881)
Increase (decrease) in net assets derived from
principal transactions	244	(163)	-	(7,881)
Total increase (decrease) in net assets	(841)	(202)	-	(13,006)
Net assets at December 31, 2011	19,761	271	-	80,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	1	-	163
Total realized gain (loss) on investments
and capital gains distributions	(656)	12	-	(2,119)
Net unrealized appreciation (depreciation)
of investments	2,289	10	1	9,869
Net increase (decrease) in net assets from operations	1,793	23	1	7,913
Changes from principal transactions:
Total unit transactions	(1,923)	(21)	22	(12,837)
Increase (decrease) in net assets derived from
principal transactions	(1,923)	(21)	22	(12,837)
Total increase (decrease) in net assets	(130)	2	23	(4,924)
Net assets at December 31, 2012	$ 19,631	$ 273	$ 23	$ 76,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING T. Rowe
		ING T. Rowe	Price Capital	ING T. Rowe
	ING Pioneer	Price Capital	Appreciation	Price Capital
	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 390	$ -	$ -	$ 352,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	-	4,088
Total realized gain (loss) on investments
and capital gains distributions	4	(2)	-	(1,771)
Net unrealized appreciation (depreciation)
of investments	(34)	(5)	-	4,615
Net increase (decrease) in net assets from operations	(28)	(5)	-	6,932
Changes from principal transactions:
Total unit transactions	(3)	151	-	36,323
Increase (decrease) in net assets derived from
principal transactions	(3)	151	-	36,323
Total increase (decrease) in net assets	(31)	146	-	43,255
Net assets at December 31, 2011	359	146	-	396,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	1,564	2,330
Total realized gain (loss) on investments
and capital gains distributions	44	5	67	6,039
Net unrealized appreciation (depreciation)
of investments	(12)	15	2,037	43,843
Net increase (decrease) in net assets from operations	32	22	3,668	52,212
Changes from principal transactions:
Total unit transactions	(13)	27	108,746	(70,561)
Increase (decrease) in net assets derived from
principal transactions	(13)	27	108,746	(70,561)
Total increase (decrease) in net assets	19	49	112,414	(18,349)
Net assets at December 31, 2012	$ 378	$ 195	$ 112,414	$ 377,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	Price	Price
	Income	Income	International	International
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ 1,354	$ 106,214	$ 81	$ 8,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,247	3	197
Total realized gain (loss) on investments
and capital gains distributions	(43)	(2,334)	-	(539)
Net unrealized appreciation (depreciation)
of investments	(5)	(563)	(16)	(697)
Net increase (decrease) in net assets from operations	(27)	(1,650)	(13)	(1,039)
Changes from principal transactions:
Total unit transactions	120	(4,394)	15	(191)
Increase (decrease) in net assets derived from
principal transactions	120	(4,394)	15	(191)
Total increase (decrease) in net assets	93	(6,044)	2	(1,230)
Net assets at December 31, 2011	1,447	100,170	83	6,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,250	-	(50)
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)
Net unrealized appreciation (depreciation)
of investments	229	18,433	14	1,417
Net increase (decrease) in net assets from operations	237	15,678	14	1,181
Changes from principal transactions:
Total unit transactions	(46)	(11,280)	5	(499)
Increase (decrease) in net assets derived from
principal transactions	(46)	(11,280)	5	(499)
Total increase (decrease) in net assets	191	4,398	19	682
Net assets at December 31, 2012	$ 1,638	$ 104,568	$ 102	$ 7,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Templeton
	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	Portfolio -	Global Growth	Index Portfolio -	Market
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Class I
Net assets at January 1, 2011	$ 735	$ 3,693	$ 6,021	$ 342,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	26	128	(2,702)
Total realized gain (loss) on investments
and capital gains distributions	(39)	(194)	262	57
Net unrealized appreciation (depreciation)
of investments	(15)	(177)	(303)	-
Net increase (decrease) in net assets from operations	(47)	(345)	87	(2,645)
Changes from principal transactions:
Total unit transactions	21	477	762	1,989
Increase (decrease) in net assets derived from
principal transactions	21	477	762	1,989
Total increase (decrease) in net assets	(26)	132	849	(656)
Net assets at December 31, 2011	709	3,825	6,870	341,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	34	135	(2,376)
Total realized gain (loss) on investments
and capital gains distributions	(24)	180	81	1
Net unrealized appreciation (depreciation)
of investments	153	564	866	-
Net increase (decrease) in net assets from operations	138	778	1,082	(2,375)
Changes from principal transactions:
Total unit transactions	(6)	220	(52)	(44,242)
Increase (decrease) in net assets derived from
principal transactions	(6)	220	(52)	(44,242)
Total increase (decrease) in net assets	132	998	1,030	(46,617)
Net assets at December 31, 2012	$ 841	$ 4,823	$ 7,900	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING		ING American
		International	ING	Century Small-
	ING Global	Capital	International	Mid Cap Value
	Real Estate	Appreciation	SmallCap	Portfolio -
	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class
Net assets at January 1, 2011	$ 48	$ 11	$ 1,766	$ 76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	17	1
Total realized gain (loss) on investments
and capital gains distributions	-	2	(116)	1
Net unrealized appreciation (depreciation)
of investments	(6)	(2)	(150)	(7)
Net increase (decrease) in net assets from operations	(4)	-	(249)	(5)
Changes from principal transactions:
Total unit transactions	19	(9)	(383)	39
Increase (decrease) in net assets derived from
principal transactions	19	(9)	(383)	39
Total increase (decrease) in net assets	15	(9)	(632)	34
Net assets at December 31, 2011	63	2	1,134	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	5	1
Total realized gain (loss) on investments
and capital gains distributions	1	-	113	12
Net unrealized appreciation (depreciation)
of investments	13	-	(49)	4
Net increase (decrease) in net assets from operations	17	-	69	17
Changes from principal transactions:
Total unit transactions	12	(2)	(785)	(8)
Increase (decrease) in net assets derived from
principal transactions	12	(2)	(785)	(8)
Total increase (decrease) in net assets	29	(2)	(716)	9
Net assets at December 31, 2012	$ 92	$ -	$ 418	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING American	ING American
	Century Small-	Century Small-	ING Baron	ING Baron
	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ -	$ 45,970	$ 1,247	$ 122,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	147	(4)	(1,037)
Total realized gain (loss) on investments
and capital gains distributions	-	(248)	15	3,341
Net unrealized appreciation (depreciation)
of investments	-	(1,622)	5	(906)
Net increase (decrease) in net assets from operations	-	(1,723)	16	1,398
Changes from principal transactions:
Total unit transactions	5	(241)	(30)	(2,162)
Increase (decrease) in net assets derived from
principal transactions	5	(241)	(30)	(2,162)
Total increase (decrease) in net assets	5	(1,964)	(14)	(764)
Net assets at December 31, 2011	5	44,006	1,233	121,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	198	(5)	(1,054)
Total realized gain (loss) on investments
and capital gains distributions	12	3,584	31	5,569
Net unrealized appreciation (depreciation)
of investments	494	2,675	204	17,045
Net increase (decrease) in net assets from operations	494	6,457	230	21,560
Changes from principal transactions:
Total unit transactions	9,529	(6,823)	(44)	(13,596)
Increase (decrease) in net assets derived from
principal transactions	9,529	(6,823)	(44)	(13,596)
Total increase (decrease) in net assets	10,023	(366)	186	7,964
Net assets at December 31, 2012	$ 10,028	$ 43,640	$ 1,419	$ 129,571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 26	$ 2,367	$ 14,440	$ 14,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(17)	5	(44)
Total realized gain (loss) on investments
and capital gains distributions	11	362	(365)	(520)
Net unrealized appreciation (depreciation)
of investments	(32)	(528)	(397)	(891)
Net increase (decrease) in net assets from operations	(21)	(183)	(757)	(1,455)
Changes from principal transactions:
Total unit transactions	229	909	(1,768)	(4,674)
Increase (decrease) in net assets derived from
principal transactions	229	909	(1,768)	(4,674)
Total increase (decrease) in net assets	208	726	(2,525)	(6,129)
Net assets at December 31, 2011	234	3,093	11,915	7,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(23)	(82)	(31)
Total realized gain (loss) on investments
and capital gains distributions	-	129	(213)	1,149
Net unrealized appreciation (depreciation)
of investments	33	301	1,621	(192)
Net increase (decrease) in net assets from operations	33	407	1,326	926
Changes from principal transactions:
Total unit transactions	12	(208)	(1,144)	(4,353)
Increase (decrease) in net assets derived from
principal transactions	12	(208)	(1,144)	(4,353)
Total increase (decrease) in net assets	45	199	182	(3,427)
Net assets at December 31, 2012	$ 279	$ 3,292	$ 12,097	$ 4,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Growth
	ING Global	ING Global	ING Global	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 471	$ 154,688	$ 1,077	$ 383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	10,292	100	1
Total realized gain (loss) on investments
and capital gains distributions	14	3,762	119	(4)
Net unrealized appreciation (depreciation)
of investments	(33)	(9,911)	(194)	(106)
Net increase (decrease) in net assets from operations	12	4,143	25	(109)
Changes from principal transactions:
Total unit transactions	(70)	(3,294)	(211)	340
Increase (decrease) in net assets derived from
principal transactions	(70)	(3,294)	(211)	340
Total increase (decrease) in net assets	(58)	849	(186)	231
Net assets at December 31, 2011	413	155,537	891	614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	8,003	58	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)
Net unrealized appreciation (depreciation)
of investments	(1)	(218)	30	64
Net increase (decrease) in net assets from operations	28	10,289	72	51
Changes from principal transactions:
Total unit transactions	(53)	(14,428)	338	(38)
Increase (decrease) in net assets derived from
principal transactions	(53)	(14,428)	338	(38)
Total increase (decrease) in net assets	(25)	(4,139)	410	13
Net assets at December 31, 2012	$ 388	$ 151,398	$ 1,301	$ 627

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 93,417	$ -	$ 55	$ 687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248)	-	2	10
Total realized gain (loss) on investments
and capital gains distributions	402	-	5	28
Net unrealized appreciation (depreciation)
of investments	(13,250)	-	5	(42)
Net increase (decrease) in net assets from operations	(13,096)	-	12	(4)
Changes from principal transactions:
Total unit transactions	(4,586)	11	485	115
Increase (decrease) in net assets derived from
principal transactions	(4,586)	11	485	115
Total increase (decrease) in net assets	(17,682)	11	497	111
Net assets at December 31, 2011	75,735	11	552	798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(455)	1	8	8
Total realized gain (loss) on investments
and capital gains distributions	785	5	19	27
Net unrealized appreciation (depreciation)
of investments	5,513	4	30	38
Net increase (decrease) in net assets from operations	5,843	10	57	73
Changes from principal transactions:
Total unit transactions	(11,204)	249	178	110
Increase (decrease) in net assets derived from
principal transactions	(11,204)	249	178	110
Total increase (decrease) in net assets	(5,361)	259	235	183
Net assets at December 31, 2012	$ 70,374	$ 270	$ 787	$ 981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class
Net assets at January 1, 2011	$ -	$ 28	$ 1,519	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	17	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2)	90	-
Net unrealized appreciation (depreciation)
of investments	2	(5)	(170)	1
Net increase (decrease) in net assets from operations	2	(5)	(63)	1
Changes from principal transactions:
Total unit transactions	76	26	547	41
Increase (decrease) in net assets derived from
principal transactions	76	26	547	41
Total increase (decrease) in net assets	78	21	484	42
Net assets at December 31, 2011	78	49	2,003	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	13	1
Total realized gain (loss) on investments
and capital gains distributions	26	2	63	20
Net unrealized appreciation (depreciation)
of investments	13	5	177	13
Net increase (decrease) in net assets from operations	41	8	253	34
Changes from principal transactions:
Total unit transactions	357	30	307	296
Increase (decrease) in net assets derived from
principal transactions	357	30	307	296
Total increase (decrease) in net assets	398	38	560	330
Net assets at December 31, 2012	$ 476	$ 87	$ 2,563	$ 372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 22	$ 1,083	$ -	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	67	-	1
Net unrealized appreciation (depreciation)
of investments	(10)	(151)	-	(2)
Net increase (decrease) in net assets from operations	(2)	(75)	-	(1)
Changes from principal transactions:
Total unit transactions	60	549	17	19
Increase (decrease) in net assets derived from
principal transactions	60	549	17	19
Total increase (decrease) in net assets	58	474	17	18
Net assets at December 31, 2011	80	1,557	17	19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	60	2	1
Net unrealized appreciation (depreciation)
of investments	11	155	2	3
Net increase (decrease) in net assets from operations	16	221	4	4
Changes from principal transactions:
Total unit transactions	73	37	27	11
Increase (decrease) in net assets derived from
principal transactions	73	37	27	11
Total increase (decrease) in net assets	89	258	31	15
Net assets at December 31, 2012	$ 169	$ 1,815	$ 48	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 584	$ -	$ 3	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	-	-
Net unrealized appreciation (depreciation)
of investments	(84)	-	(2)	(4)
Net increase (decrease) in net assets from operations	(50)	-	(2)	(4)
Changes from principal transactions:
Total unit transactions	389	-	63	57
Increase (decrease) in net assets derived from
principal transactions	389	-	63	57
Total increase (decrease) in net assets	339	-	61	53
Net assets at December 31, 2011	923	-	64	53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	-	-	1
Net unrealized appreciation (depreciation)
of investments	116	1	12	9
Net increase (decrease) in net assets from operations	152	1	11	9
Changes from principal transactions:
Total unit transactions	233	19	127	30
Increase (decrease) in net assets derived from
principal transactions	233	19	127	30
Total increase (decrease) in net assets	385	20	138	39
Net assets at December 31, 2012	$ 1,308	$ 20	$ 202	$ 92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Index	ING Index	Van Kampen	Van Kampen
	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2011	-	$ 160	$ 307	$ 52,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	186
Total realized gain (loss) on investments
and capital gains distributions	(1)	5	(6)	(1,187)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(6)	(596)
Net increase (decrease) in net assets from operations	-	2	(9)	(1,597)
Changes from principal transactions:
Total unit transactions	645	24	(1)	(4,283)
Increase (decrease) in net assets derived from
principal transactions	645	24	(1)	(4,283)
Total increase (decrease) in net assets	645	26	(10)	(5,880)
Net assets at December 31, 2011	645	186	297	46,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	4	2	113
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)
Net unrealized appreciation (depreciation)
of investments	15	3	51	8,500
Net increase (decrease) in net assets from operations	51	15	52	7,786
Changes from principal transactions:
Total unit transactions	437	25	(15)	(5,656)
Increase (decrease) in net assets derived from
principal transactions	437	25	(15)	(5,656)
Total increase (decrease) in net assets	488	40	37	2,130
Net assets at December 31, 2012	$ 1,133	$ 226	$ 334	$ 48,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan
	Income	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 523	$ 249,741	$ 214	$ 378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	3,047	3	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	1,008	-	(3)
Net unrealized appreciation (depreciation)
of investments	(27)	(8,770)	(6)	10
Net increase (decrease) in net assets from operations	(21)	(4,715)	(3)	8
Changes from principal transactions:
Total unit transactions	147	(16,193)	18	(78)
Increase (decrease) in net assets derived from
principal transactions	147	(16,193)	18	(78)
Total increase (decrease) in net assets	126	(20,908)	15	(70)
Net assets at December 31, 2011	649	228,833	229	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,193	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	2,051	2	5
Net unrealized appreciation (depreciation)
of investments	69	20,647	23	52
Net increase (decrease) in net assets from operations	78	25,891	27	58
Changes from principal transactions:
Total unit transactions	(15)	(21,897)	21	(18)
Increase (decrease) in net assets derived from
principal transactions	(15)	(21,897)	21	(18)
Total increase (decrease) in net assets	63	3,994	48	40
Net assets at December 31, 2012	$ 712	$ 232,827	$ 277	$ 348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING	ING
	ING JPMorgan ING JPMorgan Oppenheimer			Oppenheimer
	Mid Cap Value	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ -	$ 30,952	$ 483	$ 591,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(46)	4	2,744
Total realized gain (loss) on investments
and capital gains distributions	-	(126)	(1)	6,978
Net unrealized appreciation (depreciation)
of investments	-	404	(55)	(59,637)
Net increase (decrease) in net assets from operations	-	232	(52)	(49,915)
Changes from principal transactions:
Total unit transactions	-	(501)	84	(43,005)
Increase (decrease) in net assets derived from
principal transactions	-	(501)	84	(43,005)
Total increase (decrease) in net assets	-	(269)	32	(92,920)
Net assets at December 31, 2011	-	30,683	515	498,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(68)	3	1,615
Total realized gain (loss) on investments
and capital gains distributions	-	258	6	7,623
Net unrealized appreciation (depreciation)
of investments	6	5,803	96	87,172
Net increase (decrease) in net assets from operations	13	5,993	105	96,410
Changes from principal transactions:
Total unit transactions	891	3,761	(19)	(54,144)
Increase (decrease) in net assets derived from
principal transactions	891	3,761	(19)	(54,144)
Total increase (decrease) in net assets	904	9,754	86	42,266
Net assets at December 31, 2012	$ 904	$ 40,437	$ 601	$ 540,715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Global	Total Return	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 647	$ 1,991	$ -	$ 227,651

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	58	-	4,628
Total realized gain (loss) on investments
and capital gains distributions	(18)	122	-	9,270
Net unrealized appreciation (depreciation)
of investments	(50)	(125)	1	(8,822)
Net increase (decrease) in net assets from operations	(66)	55	1	5,076
Changes from principal transactions:
Total unit transactions	57	532	77	201
Increase (decrease) in net assets derived from
principal transactions	57	532	77	201
Total increase (decrease) in net assets	(9)	587	78	5,277
Net assets at December 31, 2011	638	2,578	78	232,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	69	8	5,206
Total realized gain (loss) on investments
and capital gains distributions	(26)	-	2	28
Net unrealized appreciation (depreciation)
of investments	157	118	1	11,038
Net increase (decrease) in net assets from operations	132	187	11	16,272
Changes from principal transactions:
Total unit transactions	45	(90)	233	6,766
Increase (decrease) in net assets derived from
principal transactions	45	(90)	233	6,766
Total increase (decrease) in net assets	177	97	244	23,038
Net assets at December 31, 2012	$ 815	$ 2,675	$ 322	$ 255,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 17,901	$ 370	$ 512	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	961	17	17	-
Total realized gain (loss) on investments
and capital gains distributions	1,559	21	1	-
Net unrealized appreciation (depreciation)
of investments	(3,116)	(47)	(18)	-
Net increase (decrease) in net assets from operations	(596)	(9)	-	-
Changes from principal transactions:
Total unit transactions	1,886	32	293	-
Increase (decrease) in net assets derived from
principal transactions	1,886	32	293	-
Total increase (decrease) in net assets	1,290	23	293	-
Net assets at December 31, 2011	19,191	393	805	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,085	21	30	(2)
Total realized gain (loss) on investments
and capital gains distributions	533	9	1	-
Net unrealized appreciation (depreciation)
of investments	1,311	29	55	27
Net increase (decrease) in net assets from operations	2,929	59	86	25
Changes from principal transactions:
Total unit transactions	1,256	14	(17)	1,251
Increase (decrease) in net assets derived from
principal transactions	1,256	14	(17)	1,251
Total increase (decrease) in net assets	4,185	73	69	1,276
Net assets at December 31, 2012	$ 23,376	$ 466	$ 874	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 58,754	$ 14,738	$ 351	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,410	396	6	-
Total realized gain (loss) on investments
and capital gains distributions	(826)	39	3	-
Net unrealized appreciation (depreciation)
of investments	(1,509)	(645)	(22)	-
Net increase (decrease) in net assets from operations	(925)	(210)	(13)	-
Changes from principal transactions:
Total unit transactions	2,499	(616)	49	-
Increase (decrease) in net assets derived from
principal transactions	2,499	(616)	49	-
Total increase (decrease) in net assets	1,574	(826)	36	-
Net assets at December 31, 2011	60,328	13,912	387	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,171	394	9	(1)
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-
Net unrealized appreciation (depreciation)
of investments	5,170	648	39	16
Net increase (decrease) in net assets from operations	6,451	1,239	50	15
Changes from principal transactions:
Total unit transactions	399	(4,569)	(10)	506
Increase (decrease) in net assets derived from
principal transactions	399	(4,569)	(10)	506
Total increase (decrease) in net assets	6,850	(3,330)	40	521
Net assets at December 31, 2012	$ 67,178	$ 10,582	$ 427	$ 521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 86,539	$ 20,208	$ 379	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,193	334	3	-
Total realized gain (loss) on investments
and capital gains distributions	(733)	31	17	-
Net unrealized appreciation (depreciation)
of investments	(4,269)	(1,199)	(32)	-
Net increase (decrease) in net assets from operations	(3,809)	(834)	(12)	-
Changes from principal transactions:
Total unit transactions	9,476	301	(29)	-
Increase (decrease) in net assets derived from
principal transactions	9,476	301	(29)	-
Total increase (decrease) in net assets	5,667	(533)	(41)	-
Net assets at December 31, 2011	92,206	19,675	338	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,933	307	5	(2)
Total realized gain (loss) on investments
and capital gains distributions	(958)	332	12	-
Net unrealized appreciation (depreciation)
of investments	10,876	1,291	27	49
Net increase (decrease) in net assets from operations	11,851	1,930	44	47
Changes from principal transactions:
Total unit transactions	6,443	(6,006)	(116)	1,252
Increase (decrease) in net assets derived from
principal transactions	6,443	(6,006)	(116)	1,252
Total increase (decrease) in net assets	18,294	(4,076)	(72)	1,299
Net assets at December 31, 2012	$ 110,500	$ 15,599	$ 266	$ 1,299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 70,002	$ 17,154	$ 80	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	583	186	1	-
Total realized gain (loss) on investments
and capital gains distributions	(623)	60	(1)	-
Net unrealized appreciation (depreciation)
of investments	(4,132)	(1,232)	(12)	-
Net increase (decrease) in net assets from operations	(4,172)	(986)	(12)	-
Changes from principal transactions:
Total unit transactions	10,637	296	47	-
Increase (decrease) in net assets derived from
principal transactions	10,637	296	47	-
Total increase (decrease) in net assets	6,465	(690)	35	-
Net assets at December 31, 2011	76,467	16,464	115	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,170	214	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(899)	237	-	6
Net unrealized appreciation (depreciation)
of investments	11,044	1,505	14	29
Net increase (decrease) in net assets from operations	11,315	1,956	16	34
Changes from principal transactions:
Total unit transactions	9,167	(3,265)	(14)	769
Increase (decrease) in net assets derived from
principal transactions	9,167	(3,265)	(14)	769
Total increase (decrease) in net assets	20,482	(1,309)	2	803
Net assets at December 31, 2012	$ 96,949	$ 15,155	$ 117	$ 803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 49,958	$ 13,890	-	$ 222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203	107	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	(452)	71	-	(36)
Net unrealized appreciation (depreciation)
of investments	(3,077)	(1,028)	-	(22)
Net increase (decrease) in net assets from operations	(3,326)	(850)	-	(62)
Changes from principal transactions:
Total unit transactions	8,740	343	-	1,254
Increase (decrease) in net assets derived from
principal transactions	8,740	343	-	1,254
Total increase (decrease) in net assets	5,414	(507)	-	1,192
Net assets at December 31, 2011	55,372	13,383	-	1,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	646	127	-	5
Total realized gain (loss) on investments
and capital gains distributions	(726)	141	-	21
Net unrealized appreciation (depreciation)
of investments	8,414	1,211	-	267
Net increase (decrease) in net assets from operations	8,334	1,479	-	293
Changes from principal transactions:
Total unit transactions	6,371	(3,316)	124	1,677
Increase (decrease) in net assets derived from
principal transactions	6,371	(3,316)	124	1,677
Total increase (decrease) in net assets	14,705	(1,837)	124	1,970
Net assets at December 31, 2012	$ 70,077	$ 11,546	$ 124	$ 3,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Solution	ING Solution	ING Solution
	ING Solution	Growth	Income	Income
	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 174	$ 1,246	$ 998	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	11	-
Total realized gain (loss) on investments
and capital gains distributions	8	84	81	-
Net unrealized appreciation (depreciation)
of investments	(25)	(145)	(75)	-
Net increase (decrease) in net assets from operations	(17)	(71)	17	-
Changes from principal transactions:
Total unit transactions	102	600	(712)	-
Increase (decrease) in net assets derived from
principal transactions	102	600	(712)	-
Total increase (decrease) in net assets	85	529	(695)	-
Net assets at December 31, 2011	259	1,775	303	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	10	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	76	4	-
Net unrealized appreciation (depreciation)
of investments	32	145	11	33
Net increase (decrease) in net assets from operations	37	236	25	30
Changes from principal transactions:
Total unit transactions	142	262	(71)	1,938
Increase (decrease) in net assets derived from
principal transactions	142	262	(71)	1,938
Total increase (decrease) in net assets	179	498	(46)	1,968
Net assets at December 31, 2012	$ 438	$ 2,273	$ 257	$ 1,968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

				ING T. Rowe
				Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 12,512	$ 5,049	$ 2,487	$ 451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	420	106	(10)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(165)	52	116	-
Net unrealized appreciation (depreciation)
of investments	(279)	(146)	(162)	(19)
Net increase (decrease) in net assets from operations	(24)	12	(56)	(20)
Changes from principal transactions:
Total unit transactions	1,269	(2,415)	587	(22)
Increase (decrease) in net assets derived from
principal transactions	1,269	(2,415)	587	(22)
Total increase (decrease) in net assets	1,245	(2,403)	531	(42)
Net assets at December 31, 2011	13,757	2,646	3,018	409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	577	90	31	(2)
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39
Net unrealized appreciation (depreciation)
of investments	150	105	110	24
Net increase (decrease) in net assets from operations	1,216	206	339	61
Changes from principal transactions:
Total unit transactions	(1,729)	(782)	213	(5)
Increase (decrease) in net assets derived from
principal transactions	(1,729)	(782)	213	(5)
Total increase (decrease) in net assets	(513)	(576)	552	56
Net assets at December 31, 2012	$ 13,244	$ 2,070	$ 3,570	$ 465

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 345,307	$ 562	$ 1,195	$ 223,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,236)	(2)	(4)	(2,116)
Total realized gain (loss) on investments
and capital gains distributions	4,800	3	-	4,225
Net unrealized appreciation (depreciation)
of investments	(17,830)	(30)	(22)	(6,377)
Net increase (decrease) in net assets from operations	(15,266)	(29)	(26)	(4,268)
Changes from principal transactions:
Total unit transactions	(20,513)	47	(30)	(10,444)
Increase (decrease) in net assets derived from
principal transactions	(20,513)	47	(30)	(10,444)
Total increase (decrease) in net assets	(35,779)	18	(56)	(14,712)
Net assets at December 31, 2011	309,528	580	1,139	208,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,673)	(3)	(4)	(1,885)
Total realized gain (loss) on investments
and capital gains distributions	32,433	139	9	7,978
Net unrealized appreciation (depreciation)
of investments	14,326	(59)	195	30,684
Net increase (decrease) in net assets from operations	45,086	77	200	36,777
Changes from principal transactions:
Total unit transactions	(30,311)	(71)	(115)	2,158
Increase (decrease) in net assets derived from
principal transactions	(30,311)	(71)	(115)	2,158
Total increase (decrease) in net assets	14,775	6	85	38,935
Net assets at December 31, 2012	$ 324,303	$ 586	$ 1,224	$ 247,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Templeton
	Equity	Foreign Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 2,022	$ 324	$ 96,382	$ 88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	6	811	1
Total realized gain (loss) on investments
and capital gains distributions	(37)	(16)	(2,401)	4
Net unrealized appreciation (depreciation)
of investments	19	(66)	(10,198)	(16)
Net increase (decrease) in net assets from operations	(31)	(76)	(11,788)	(11)
Changes from principal transactions:
Total unit transactions	62	209	(6,603)	9
Increase (decrease) in net assets derived from
principal transactions	62	209	(6,603)	9
Total increase (decrease) in net assets	31	133	(18,391)	(2)
Net assets at December 31, 2011	2,053	457	77,991	86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	4	597	3
Total realized gain (loss) on investments
and capital gains distributions	14	2	(4,040)	3
Net unrealized appreciation (depreciation)
of investments	377	78	20,041	34
Net increase (decrease) in net assets from operations	376	84	16,598	40
Changes from principal transactions:
Total unit transactions	300	21	9,664	158
Increase (decrease) in net assets derived from
principal transactions	300	21	9,664	158
Total increase (decrease) in net assets	676	105	26,262	198
Net assets at December 31, 2012	$ 2,729	$ 562	$ 104,253	$ 284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	Large Cap	Large Cap	Large Cap
	Equity	Equity	Equity	ING Core
	Portfolio -	Portfolio -	Portfolio -	Equity Research
	Adviser Class	Initial Class	Service Class	Fund - Class A
Net assets at January 1, 2011	$ 75	$ 78,055	$ 16	$ 200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	43	-	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	551	-	7
Net unrealized appreciation (depreciation)
of investments	(3)	(3,017)	(1)	(9)
Net increase (decrease) in net assets from operations	(3)	(2,423)	(1)	(1)
Changes from principal transactions:
Total unit transactions	10	(8,744)	3	(10)
Increase (decrease) in net assets derived from
principal transactions	10	(8,744)	3	(10)
Total increase (decrease) in net assets	7	(11,167)	2	(11)
Net assets at December 31, 2011	82	66,888	18	189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(84)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2	798	-	12
Net unrealized appreciation (depreciation)
of investments	8	7,245	2	18
Net increase (decrease) in net assets from operations	10	7,959	2	31
Changes from principal transactions:
Total unit transactions	(17)	(7,160)	(3)	(30)
Increase (decrease) in net assets derived from
principal transactions	(17)	(7,160)	(3)	(30)
Total increase (decrease) in net assets	(7)	799	(1)	1
Net assets at December 31, 2012	$ 75	$ 67,687	$ 17	$ 190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A
Net assets at January 1, 2011	$ 30,602	$ 65,533	$ 61,501	$ 606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	968	1,063	1,501	5
Total realized gain (loss) on investments
and capital gains distributions	(1,365)	(1,850)	(3,502)	-
Net unrealized appreciation (depreciation)
of investments	618	(1,687)	1,032	(18)
Net increase (decrease) in net assets from operations	221	(2,474)	(969)	(13)
Changes from principal transactions:
Total unit transactions	813	(1,634)	(2,651)	263
Increase (decrease) in net assets derived from
principal transactions	813	(1,634)	(2,651)	263
Total increase (decrease) in net assets	1,034	(4,108)	(3,620)	250
Net assets at December 31, 2011	31,636	61,425	57,881	856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	562	362	706	8
Total realized gain (loss) on investments
and capital gains distributions	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation (depreciation)
of investments	4,258	10,911	8,901	75
Net increase (decrease) in net assets from operations	3,484	8,237	7,079	119
Changes from principal transactions:
Total unit transactions	(1,882)	(4,856)	(3,540)	(190)
Increase (decrease) in net assets derived from
principal transactions	(1,882)	(4,856)	(3,540)	(190)
Total increase (decrease) in net assets	1,602	3,381	3,539	(71)
Net assets at December 31, 2012	$ 33,238	$ 64,806	$ 61,420	$ 785

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8
Net assets at January 1, 2011	$ 1,177,617	$ 1,467	$ 1,420	$ 350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,635	76	9	-
Total realized gain (loss) on investments
and capital gains distributions	(46,715)	112	(125)	(5)
Net unrealized appreciation (depreciation)
of investments	31,073	(147)	98	(2)
Net increase (decrease) in net assets from operations	(14,007)	41	(18)	(7)
Changes from principal transactions:
Total unit transactions	(119,461)	5,746	(436)	(14)
Increase (decrease) in net assets derived from
principal transactions	(119,461)	5,746	(436)	(14)
Total increase (decrease) in net assets	(133,468)	5,787	(454)	(21)
Net assets at December 31, 2011	1,044,149	7,254	966	329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,511	64	19	3
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)
Net unrealized appreciation (depreciation)
of investments	172,583	677	160	54
Net increase (decrease) in net assets from operations	146,834	1,025	(2)	(3)
Changes from principal transactions:
Total unit transactions	(122,469)	(2,158)	(964)	(326)
Increase (decrease) in net assets derived from
principal transactions	(122,469)	(2,158)	(964)	(326)
Total increase (decrease) in net assets	24,365	(1,133)	(966)	(329)
Net assets at December 31, 2012	$ 1,068,514	$ 6,121	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class
Net assets at January 1, 2011	$ 139	$ 63	$ 31	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	8	3	-	-
Net increase (decrease) in net assets from operations	(2)	(1)	-	-
Changes from principal transactions:
Total unit transactions	(38)	(15)	-	2
Increase (decrease) in net assets derived from
principal transactions	(38)	(15)	-	2
Total increase (decrease) in net assets	(40)	(16)	-	2
Net assets at December 31, 2011	99	47	31	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(20)	(10)	(6)	-
Net unrealized appreciation (depreciation)
of investments	17	8	6	-
Net increase (decrease) in net assets from operations	(2)	(2)	1	-
Changes from principal transactions:
Total unit transactions	(97)	(45)	(26)	-
Increase (decrease) in net assets derived from
principal transactions	(97)	(45)	(26)	-
Total increase (decrease) in net assets	(99)	(47)	(25)	-
Net assets at December 31, 2012	$ -	$ -	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 50,430	$ 292,131	$ 348	$ 307,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	2,471	5	(255)
Total realized gain (loss) on investments
and capital gains distributions	2,205	3,168	(3)	(1,440)
Net unrealized appreciation (depreciation)
of investments	(8,038)	(8,323)	(3)	(4,101)
Net increase (decrease) in net assets from operations	(6,319)	(2,684)	(1)	(5,796)
Changes from principal transactions:
Total unit transactions	1,647	(26,596)	36	(21,402)
Increase (decrease) in net assets derived from
principal transactions	1,647	(26,596)	36	(21,402)
Total increase (decrease) in net assets	(4,672)	(29,280)	35	(27,198)
Net assets at December 31, 2011	45,758	262,851	383	280,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366)	1,649	5	(40)
Total realized gain (loss) on investments
and capital gains distributions	3,843	9,376	(5)	1,115
Net unrealized appreciation (depreciation)
of investments	(376)	23,089	50	44,220
Net increase (decrease) in net assets from operations	3,101	34,114	50	45,295
Changes from principal transactions:
Total unit transactions	(4,364)	(27,752)	(65)	(26,769)
Increase (decrease) in net assets derived from
principal transactions	(4,364)	(27,752)	(65)	(26,769)
Total increase (decrease) in net assets	(1,263)	6,362	(15)	18,526
Net assets at December 31, 2012	$ 44,495	$ 269,213	$ 368	$ 298,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 590	$ 122,910	$ 154	$ 20,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(81)	-	315
Total realized gain (loss) on investments
and capital gains distributions	73	(2,304)	13	275
Net unrealized appreciation (depreciation)
of investments	(73)	509	(14)	(3,239)
Net increase (decrease) in net assets from operations	1	(1,876)	(1)	(2,649)
Changes from principal transactions:
Total unit transactions	(202)	(10,497)	28	51
Increase (decrease) in net assets derived from
principal transactions	(202)	(10,497)	28	51
Total increase (decrease) in net assets	(201)	(12,373)	27	(2,598)
Net assets at December 31, 2011	389	110,537	181	17,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(414)	(1)	347
Total realized gain (loss) on investments
and capital gains distributions	36	(1,356)	23	39
Net unrealized appreciation (depreciation)
of investments	28	13,761	-	2,629
Net increase (decrease) in net assets from operations	65	11,991	22	3,015
Changes from principal transactions:
Total unit transactions	(67)	(12,550)	(27)	24
Increase (decrease) in net assets derived from
principal transactions	(67)	(12,550)	(27)	24
Total increase (decrease) in net assets	(2)	(559)	(5)	3,039
Net assets at December 31, 2012	$ 387	$ 109,978	$ 176	$ 20,592

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		ING Russell™	ING Russell™
	ING	Large Cap	Large Cap	ING Russell™
	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 13	$ 3,841	$ 508	$ 11,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	3	78
Total realized gain (loss) on investments
and capital gains distributions	-	358	75	400
Net unrealized appreciation (depreciation)
of investments	(2)	(231)	(64)	(256)
Net increase (decrease) in net assets from operations	(2)	139	14	222
Changes from principal transactions:
Total unit transactions	(4)	1,328	59	1,984
Increase (decrease) in net assets derived from
principal transactions	(4)	1,328	59	1,984
Total increase (decrease) in net assets	(6)	1,467	73	2,206
Net assets at December 31, 2011	7	5,308	581	13,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	2	253
Total realized gain (loss) on investments
and capital gains distributions	(1)	296	37	614
Net unrealized appreciation (depreciation)
of investments	1	470	35	1,409
Net increase (decrease) in net assets from operations	-	770	74	2,276
Changes from principal transactions:
Total unit transactions	(2)	2,887	(70)	7,119
Increase (decrease) in net assets derived from
principal transactions	(2)	2,887	(70)	7,119
Total increase (decrease) in net assets	(2)	3,657	4	9,395
Net assets at December 31, 2012	$ 5	$ 8,965	$ 585	$ 23,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S
Net assets at January 1, 2011	$ 10	$ 145	$ 2,346	$ 4,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	13	(28)
Total realized gain (loss) on investments
and capital gains distributions	-	3	65	415
Net unrealized appreciation (depreciation)
of investments	-	(5)	(85)	(583)
Net increase (decrease) in net assets from operations	-	(2)	(7)	(196)
Changes from principal transactions:
Total unit transactions	(1)	41	456	751
Increase (decrease) in net assets derived from
principal transactions	(1)	41	456	751
Total increase (decrease) in net assets	(1)	39	449	555
Net assets at December 31, 2011	9	184	2,795	5,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	19	(33)
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456
Net unrealized appreciation (depreciation)
of investments	2	25	406	314
Net increase (decrease) in net assets from operations	3	29	459	737
Changes from principal transactions:
Total unit transactions	53	42	682	(168)
Increase (decrease) in net assets derived from
principal transactions	53	42	682	(168)
Total increase (decrease) in net assets	56	71	1,141	569
Net assets at December 31, 2012	$ 65	$ 255	$ 3,936	$ 5,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2011	$ 6,503	$ 5,262	$ 129,660	$ 149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(7)	(689)	(1)
Total realized gain (loss) on investments
and capital gains distributions	711	592	(232)	1
Net unrealized appreciation (depreciation)
of investments	(964)	(917)	(3,396)	(10)
Net increase (decrease) in net assets from operations	(237)	(332)	(4,317)	(10)
Changes from principal transactions:
Total unit transactions	1,518	1,798	(8,433)	45
Increase (decrease) in net assets derived from		-
principal transactions	1,518	1,798	(8,433)	45
Total increase (decrease) in net assets	1,281	1,466	(12,750)	35
Net assets at December 31, 2011	7,784	6,728	116,910	184
		-
Increase (decrease) in net assets		-
Operations:		-
Net investment income (loss)	19	(11)	(676)	(1)
Total realized gain (loss) on investments		-
and capital gains distributions	769	579	2,592	11
Net unrealized appreciation (depreciation)
of investments	1,207	674	13,370	15
Net increase (decrease) in net assets from operations	1,995	1,242	15,286	25
Changes from principal transactions:
Total unit transactions	13,601	4,619	(9,675)	(2)
Increase (decrease) in net assets derived from
principal transactions	13,601	4,619	(9,675)	(2)
Total increase (decrease) in net assets	15,596	5,861	5,611	23
Net assets at December 31, 2012	$ 23,380	$ 12,589	$ 122,521	$ 207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING	ING	ING MidCap
	ING U.S. Bond	International	International	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 5,363	$ 84,378	$ 263	$ 23,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	1,313	5	(279)
Total realized gain (loss) on investments
and capital gains distributions	159	(12,879)	(30)	483
Net unrealized appreciation (depreciation)
of investments	88	(145)	(13)	(1,052)
Net increase (decrease) in net assets from operations	335	(11,711)	(38)	(848)
Changes from principal transactions:
Total unit transactions	3,758	(10,650)	(15)	9,840
Increase (decrease) in net assets derived from
principal transactions	3,758	(10,650)	(15)	9,840
Total increase (decrease) in net assets	4,093	(22,361)	(53)	8,992
Net assets at December 31, 2011	9,456	62,017	210	32,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	1,073	4	(163)
Total realized gain (loss) on investments
and capital gains distributions	309	(12,126)	(15)	1,670
Net unrealized appreciation (depreciation)
of investments	(175)	20,937	49	3,075
Net increase (decrease) in net assets from operations	277	9,884	38	4,582
Changes from principal transactions:
Total unit transactions	1,806	(11,947)	(30)	12,330
Increase (decrease) in net assets derived from
principal transactions	1,806	(11,947)	(30)	12,330
Total increase (decrease) in net assets	2,083	(2,063)	8	16,912
Net assets at December 31, 2012	$ 11,539	$ 59,954	$ 218	$ 49,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2011	$ 2,514	$ 20,701	$ 213	$ 242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(179)	-	3
Total realized gain (loss) on investments
and capital gains distributions	199	36	39	2
Net unrealized appreciation (depreciation)
of investments	(200)	104	(35)	(5)
Net increase (decrease) in net assets from operations	(14)	(39)	4	-
Changes from principal transactions:
Total unit transactions	(444)	1,336	(131)	(91)
Increase (decrease) in net assets derived from
principal transactions	(444)	1,336	(131)	(91)
Total increase (decrease) in net assets	(458)	1,297	(127)	(91)
Net assets at December 31, 2011	2,056	21,998	86	151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(210)	-	3
Total realized gain (loss) on investments
and capital gains distributions	273	2,537	14	11
Net unrealized appreciation (depreciation)
of investments	(25)	924	(1)	5
Net increase (decrease) in net assets from operations	245	3,251	13	19
Changes from principal transactions:
Total unit transactions	(559)	3,495	(19)	4
Increase (decrease) in net assets derived from
principal transactions	(559)	3,495	(19)	4
Total increase (decrease) in net assets	(314)	6,746	(6)	23
Net assets at December 31, 2012	$ 1,742	$ 28,744	$ 80	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2011	$ 363	$ 66	$ 82	$ 164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	4	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	8	2	(1)	(5)
Net unrealized appreciation (depreciation)
of investments	(11)	(3)	(3)	(14)
Net increase (decrease) in net assets from operations	(7)	3	(5)	(20)
Changes from principal transactions:
Total unit transactions	(34)	(4)	(20)	(30)
Increase (decrease) in net assets derived from
principal transactions	(34)	(4)	(20)	(30)
Total increase (decrease) in net assets	(41)	(1)	(25)	(50)
Net assets at December 31, 2011	322	65	57	114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	7	4	1	(2)
Net unrealized appreciation (depreciation)
of investments	49	(1)	9	24
Net increase (decrease) in net assets from operations	52	4	9	22
Changes from principal transactions:
Total unit transactions	(9)	(29)	4	(1)
Increase (decrease) in net assets derived from
principal transactions	(9)	(29)	4	(1)
Total increase (decrease) in net assets	43	(25)	13	21
Net assets at December 31, 2012	$ 365	$ 40	$ 70	$ 135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles
	Government	Mid Cap Equity		Small Cap
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -
	Select Class	Shares	Growth Fund	Retail Class
Net assets at January 1, 2011	$ -	$ 2,566	$ 316	$ 4,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	-	222	6	282
Net unrealized appreciation (depreciation)
of investments	-	(467)	-	(505)
Net increase (decrease) in net assets from operations	-	(269)	3	(285)
Changes from principal transactions:
Total unit transactions	-	1,496	(28)	2,953
Increase (decrease) in net assets derived from
principal transactions	-	1,496	(28)	2,953
Total increase (decrease) in net assets	-	1,227	(25)	2,668
Net assets at December 31, 2011	-	3,793	291	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(30)	(3)	(9)
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350
Net unrealized appreciation (depreciation)
of investments	-	13	28	873
Net increase (decrease) in net assets from operations	-	152	28	1,214
Changes from principal transactions:
Total unit transactions	10	1,104	18	2,030
Increase (decrease) in net assets derived from
principal transactions	10	1,104	18	2,030
Total increase (decrease) in net assets	10	1,256	46	3,244
Net assets at December 31, 2012	$ 10	$ 5,049	$ 337	$ 10,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Inc. - Class A	Class A	Class A	Class A
Net assets at January 1, 2011	$ 19	$ 4	$ 1,451	$ 1,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(11)	(14)
Total realized gain (loss) on investments
and capital gains distributions	4	1	(95)	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	-	42	(57)
Net increase (decrease) in net assets from operations	(3)	-	(64)	(90)
Changes from principal transactions:
Total unit transactions	61	47	(44)	(523)
Increase (decrease) in net assets derived from
principal transactions	61	47	(44)	(523)
Total increase (decrease) in net assets	58	47	(108)	(613)
Net assets at December 31, 2011	77	51	1,343	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	1	(9)	46
Net unrealized appreciation (depreciation)
of investments	1	1	178	65
Net increase (decrease) in net assets from operations	7	2	166	109
Changes from principal transactions:
Total unit transactions	9	6	(549)	(61)
Increase (decrease) in net assets derived from
principal transactions	9	6	(549)	(61)
Total increase (decrease) in net assets	16	8	(383)	48
Net assets at December 31, 2012	$ 93	$ 59	$ 960	$ 1,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts
	Fundamental	Mid-Cap Stock MainStay Large		Investors
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock
	Class A	Class VC	Fund - Class R3	Fund - Class A
Net assets at January 1, 2011	$ -	$ 98,339	$ -	$ 371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(693)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(2,224)	-	-
Net unrealized appreciation (depreciation)
of investments	(4)	(1,714)	-	1
Net increase (decrease) in net assets from operations	(3)	(4,631)	-	-
Changes from principal transactions:
Total unit transactions	48	(2,760)	-	57
Increase (decrease) in net assets derived from
principal transactions	48	(2,760)	-	57
Total increase (decrease) in net assets	45	(7,391)	-	57
Net assets at December 31, 2011	45	90,948	-	428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(238)	-	2
Total realized gain (loss) on investments
and capital gains distributions	2	(3,166)	(3)	85
Net unrealized appreciation (depreciation)
of investments	5	15,274	7	(24)
Net increase (decrease) in net assets from operations	7	11,870	4	63
Changes from principal transactions:
Total unit transactions	106	(7,284)	420	227
Increase (decrease) in net assets derived from
principal transactions	106	(7,284)	420	227
Total increase (decrease) in net assets	113	4,586	424	290
Net assets at December 31, 2012	$ 158	$ 95,534	$ 424	$ 718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		Neuberger
	Neuberger	Berman Socially
	Berman Genesis	Responsive	New Perspective	New Perspective
	Fund® - Trust	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class	Class	Class R-3	Class R-4
Net assets at January 1, 2011	$ -	$ 7,130	$ 4,250	$ 72,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(36)	14	114
Total realized gain (loss) on investments
and capital gains distributions	1	(63)	(102)	(887)
Net unrealized appreciation (depreciation)
of investments	(2)	(508)	(228)	(5,523)
Net increase (decrease) in net assets from operations	-	(607)	(316)	(6,296)
Changes from principal transactions:
Total unit transactions	66	3,854	(457)	683
Increase (decrease) in net assets derived from
principal transactions	66	3,854	(457)	683
Total increase (decrease) in net assets	66	3,247	(773)	(5,613)
Net assets at December 31, 2011	66	10,377	3,477	67,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	8	291
Total realized gain (loss) on investments
and capital gains distributions	4	1,059	(3)	(375)
Net unrealized appreciation (depreciation)
of investments	4	(143)	415	13,920
Net increase (decrease) in net assets from operations	7	896	420	13,836
Changes from principal transactions:
Total unit transactions	22	(2,418)	(1,774)	7,115
Increase (decrease) in net assets derived from
principal transactions	22	(2,418)	(1,774)	7,115
Total increase (decrease) in net assets	29	(1,522)	(1,354)	20,951
Net assets at December 31, 2012	$ 95	$ 8,855	$ 2,123	$ 88,013

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Capital	Developing	Developing	Gold & Special
	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Fund - Class A	Class A	Class Y	Class A
Net assets at January 1, 2011	$ 456	$ 325,715	$ -	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2,028	-	-
Total realized gain (loss) on investments
and capital gains distributions	29	(5,198)	-	(5)
Net unrealized appreciation (depreciation)
of investments	(37)	(57,897)	-	(2)
Net increase (decrease) in net assets from operations	(11)	(61,067)	-	(7)
Changes from principal transactions:
Total unit transactions	(45)	(5,151)	-	(24)
Increase (decrease) in net assets derived from
principal transactions	(45)	(5,151)	-	(24)
Total increase (decrease) in net assets	(56)	(66,218)	-	(31)
Net assets at December 31, 2011	400	259,497	-	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,661)	203	-
Total realized gain (loss) on investments
and capital gains distributions	25	(21,847)	49	(6)
Net unrealized appreciation (depreciation)
of investments	28	71,592	2,872	3
Net increase (decrease) in net assets from operations	52	48,084	3,124	(3)
Changes from principal transactions:
Total unit transactions	68	(31,769)	32,251	12
Increase (decrease) in net assets derived from
principal transactions	68	(31,769)	32,251	12
Total increase (decrease) in net assets	120	16,315	35,375	9
Net assets at December 31, 2012	$ 520	$ 275,812	$ 35,375	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	International	Global	Global Strategic Oppenheimer
	Bond Fund -	Securities	Income	Main Street
	Class A	Fund/VA	Fund/VA	Fund®/VA
Net assets at January 1, 2011	$ 52	$ 281	$ 112	$ 74

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	2	(1)
Net unrealized appreciation (depreciation)
of investments	(7)	(13)	(5)	-
Net increase (decrease) in net assets from operations	(2)	(21)	-	(1)
Changes from principal transactions:
Total unit transactions	84	(53)	(6)	(8)
Increase (decrease) in net assets derived from
principal transactions	84	(53)	(6)	(8)
Total increase (decrease) in net assets	82	(74)	(6)	(9)
Net assets at December 31, 2011	134	207	106	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	3	5	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-
Net unrealized appreciation (depreciation)
of investments	9	43	5	10
Net increase (decrease) in net assets from operations	13	40	12	10
Changes from principal transactions:
Total unit transactions	(19)	(21)	(9)	(8)
Increase (decrease) in net assets derived from
principal transactions	(19)	(21)	(9)	(8)
Total increase (decrease) in net assets	(6)	19	3	2
Net assets at December 31, 2012	$ 128	$ 226	$ 109	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Parnassus	Pax World
	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Net assets at January 1, 2011	$ 10,224	$ 15	$ -	$ 52,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	-	-	147
Total realized gain (loss) on investments
and capital gains distributions	(165)	-	1	(565)
Net unrealized appreciation (depreciation)
of investments	(85)	1	4	(942)
Net increase (decrease) in net assets from operations	(284)	1	5	(1,360)
Changes from principal transactions:
Total unit transactions	(706)	(5)	37	(3,874)
Increase (decrease) in net assets derived from
principal transactions	(706)	(5)	37	(3,874)
Total increase (decrease) in net assets	(990)	(4)	42	(5,234)
Net assets at December 31, 2011	9,234	11	42	47,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(1)	9	262
Total realized gain (loss) on investments
and capital gains distributions	139	-	8	(503)
Net unrealized appreciation (depreciation)
of investments	1,450	4	(4)	4,925
Net increase (decrease) in net assets from operations	1,550	3	13	4,684
Changes from principal transactions:
Total unit transactions	61	27	567	(5,864)
Increase (decrease) in net assets derived from
principal transactions	61	27	567	(5,864)
Total increase (decrease) in net assets	1,611	30	580	(1,180)
Net assets at December 31, 2012	$ 10,845	$ 41	$ 622	$ 46,306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

PIMCO Real
	Return			Pioneer
	Portfolio -	Pioneer Equity	Pioneer High	Strategic
	Administrative	Income Fund -	Yield Fund -	Income Fund -
	Class	Class Y	Class A	Class A
Net assets at January 1, 2011	$ 158,235	$ -	$ 4,956	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,747	-	221	3
Total realized gain (loss) on investments
and capital gains distributions	1,148	-	(102)	2
Net unrealized appreciation (depreciation)
of investments	8,188	-	(203)	(6)
Net increase (decrease) in net assets from operations	17,083	-	(84)	(1)
Changes from principal transactions:
Total unit transactions	26,594	-	(513)	249
Increase (decrease) in net assets derived from
principal transactions	26,594	-	(513)	249
Total increase (decrease) in net assets	43,677	-	(597)	248
Net assets at December 31, 2011	201,912	-	4,359	248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	446	15	137	28
Total realized gain (loss) on investments
and capital gains distributions	15,002	-	575	-
Net unrealized appreciation (depreciation)
of investments	1,463	3	(286)	27
Net increase (decrease) in net assets from operations	16,911	18	426	55
Changes from principal transactions:
Total unit transactions	41,244	1,081	(2,607)	1,216
Increase (decrease) in net assets derived from
principal transactions	41,244	1,081	(2,607)	1,216
Total increase (decrease) in net assets	58,155	1,099	(2,181)	1,271
Net assets at December 31, 2012	$ 260,067	$ 1,099	$ 2,178	$ 1,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High	Pioneer Mid	Columbia
	Markets VCT	Yield VCT	Cap Value VCT	Diversified
	Portfolio -	Portfolio -	Portfolio -	Equity Income
	Class I	Class I	Class I	Fund - Class K
Net assets at January 1, 2011	$ 28,736	$ 22,990	$ -	$ 5,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	1,045	-	45
Total realized gain (loss) on investments
and capital gains distributions	(1,131)	(258)	-	421
Net unrealized appreciation (depreciation)
of investments	(4,864)	(1,515)	-	(904)
Net increase (decrease) in net assets from operations	(6,138)	(728)	-	(438)
Changes from principal transactions:
Total unit transactions	(4,926)	1,153	-	972
Increase (decrease) in net assets derived from
principal transactions	(4,926)	1,153	-	972
Total increase (decrease) in net assets	(11,064)	425	-	534
Net assets at December 31, 2011	17,672	23,415	-	5,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	2,156	-	93
Total realized gain (loss) on investments
and capital gains distributions	2,052	(361)	-	277
Net unrealized appreciation (depreciation)
of investments	(248)	1,737	-	470
Net increase (decrease) in net assets from operations	1,740	3,532	-	840
Changes from principal transactions:
Total unit transactions	(3,511)	791	-	477
Increase (decrease) in net assets derived from
principal transactions	(3,511)	791	-	477
Total increase (decrease) in net assets	(1,771)	4,323	-	1,317
Net assets at December 31, 2012	$ 15,901	$ 27,738	$ -	$ 7,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

Columbia
	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net assets at January 1, 2011	$ 160	$ -	$ 6,996	$ 803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(45)	(2)
Total realized gain (loss) on investments
and capital gains distributions	13	-	362	25
Net unrealized appreciation (depreciation)
of investments	(17)	-	(1,543)	(65)
Net increase (decrease) in net assets from operations	(3)	-	(1,226)	(42)
Changes from principal transactions:
Total unit transactions	(89)	-	902	(136)
Increase (decrease) in net assets derived from
principal transactions	(89)	-	902	(136)
Total increase (decrease) in net assets	(92)	-	(324)	(178)
Net assets at December 31, 2011	68	-	6,672	625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	37	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	365	40
Net unrealized appreciation (depreciation)
of investments	9	-	1,034	74
Net increase (decrease) in net assets from operations	11	-	1,436	115
Changes from principal transactions:
Total unit transactions	9	1	(166)	37
Increase (decrease) in net assets derived from
principal transactions	9	1	(166)	37
Total increase (decrease) in net assets	20	1	1,270	152
Net assets at December 31, 2012	$ 88	$ 1	$ 7,942	$ 777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Templeton
	T. Rowe Price	Templeton	Global Bond	Templeton
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond
	Advisor Class	Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 163	$ 1,103	$ -	$ 207,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	-	10,907
Total realized gain (loss) on investments
and capital gains distributions	(7)	8	-	4,488
Net unrealized appreciation (depreciation)
of investments	-	(196)	-	(22,866)
Net increase (decrease) in net assets from operations	(7)	(167)	-	(7,471)
Changes from principal transactions:
Total unit transactions	17	152	-	9,064
Increase (decrease) in net assets derived from
principal transactions	17	152	-	9,064
Total increase (decrease) in net assets	10	(15)	-	1,593
Net assets at December 31, 2011	173	1,088	-	209,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	970	10,420
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019
Net unrealized appreciation (depreciation)
of investments	21	81	655	9,438
Net increase (decrease) in net assets from operations	32	174	2,102	28,877
Changes from principal transactions:
Total unit transactions	21	(88)	34,933	(33,766)
Increase (decrease) in net assets derived from
principal transactions	21	(88)	34,933	(33,766)
Total increase (decrease) in net assets	53	86	37,035	(4,889)
Net assets at December 31, 2012	$ 226	$ 1,174	$ 37,035	$ 204,498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Invesco Van
			Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified
	Class R4	Adviser Shares	Shares	Value Portfolio
Net assets at January 1, 2011	$ -	$ -	$ -	$ 86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(18)	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	471	-	(1)
Net unrealized appreciation (depreciation)
of investments	(9)	(1,523)	-	3
Net increase (decrease) in net assets from operations	(8)	(1,070)	-	3
Changes from principal transactions:
Total unit transactions	63	5,893	-	(7)
Increase (decrease) in net assets derived from
principal transactions	63	5,893	-	(7)
Total increase (decrease) in net assets	55	4,823	-	(4)
Net assets at December 31, 2011	55	4,823	-	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(62)	(138)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1,220)	(115)	(2)
Net unrealized appreciation (depreciation)
of investments	10	252	(476)	13
Net increase (decrease) in net assets from operations	7	(1,030)	(729)	12
Changes from principal transactions:
Total unit transactions	(28)	4,288	20,484	(7)
Increase (decrease) in net assets derived from
principal transactions	(28)	4,288	20,484	(7)
Total increase (decrease) in net assets	(21)	3,258	19,755	5
Net assets at December 31, 2012	$ 34	$ 8,081	$ 19,755	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Victory Small
		Small Company	Company
	Equity Income	Growth	Opportunity	Wanger
	Portfolio	Portfolio	Fund - Class R	International
Net assets at January 1, 2011	$ 303	$ 110	$ -	$ 25,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	-	1,059
Total realized gain (loss) on investments
and capital gains distributions	(10)	(1)	-	425
Net unrealized appreciation (depreciation)
of investments	34	2	-	(5,864)
Net increase (decrease) in net assets from operations	28	-	-	(4,380)
Changes from principal transactions:
Total unit transactions	20	(18)	1	3,110
Increase (decrease) in net assets derived from
principal transactions	20	(18)	1	3,110
Total increase (decrease) in net assets	48	(18)	1	(1,270)
Net assets at December 31, 2011	351	92	1	24,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	149
Total realized gain (loss) on investments
and capital gains distributions	(1)	19	1	3,305
Net unrealized appreciation (depreciation)
of investments	42	(11)	-	1,857
Net increase (decrease) in net assets from operations	46	8	1	5,311
Changes from principal transactions:
Total unit transactions	49	(75)	11	3,619
Increase (decrease) in net assets derived from
principal transactions	49	(75)	11	3,619
Total increase (decrease) in net assets	95	(67)	12	8,930
Net assets at December 31, 2012	$ 446	$ 25	$ 13	$ 33,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Washington	Washington
			Mutual	Mutual
			Investors	Investors
			FundSM, Inc. -	FundSM, Inc. -
	Wanger Select	Wanger USA	Class R-3	Class R-4
Net assets at January 1, 2011	$ 102,870	$ 35,896	$ 4,515	$ 82,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,284	(341)	61	1,055
Total realized gain (loss) on investments
and capital gains distributions	115	3,042	(238)	(372)
Net unrealized appreciation (depreciation)
of investments	(19,640)	(4,528)	439	4,272
Net increase (decrease) in net assets from operations	(18,241)	(1,827)	262	4,955
Changes from principal transactions:
Total unit transactions	(6,253)	6,065	(312)	409
Increase (decrease) in net assets derived from
principal transactions	(6,253)	6,065	(312)	409
Total increase (decrease) in net assets	(24,494)	4,238	(50)	5,364
Net assets at December 31, 2011	78,376	40,134	4,465	87,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(338)	(239)	60	1,112
Total realized gain (loss) on investments
and capital gains distributions	(987)	2,050	(160)	38
Net unrealized appreciation (depreciation)
of investments	14,495	6,347	595	8,872
Net increase (decrease) in net assets from operations	13,170	8,158	495	10,022
Changes from principal transactions:
Total unit transactions	(9,239)	7,921	(579)	(2,903)
Increase (decrease) in net assets derived from
principal transactions	(9,239)	7,921	(579)	(2,903)
Total increase (decrease) in net assets	3,931	16,079	(84)	7,119
Net assets at December 31, 2012	$ 82,307	$ 56,213	$ 4,381	$ 94,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Value
	Class A	Fund - Class A
Net assets at January 1, 2011	$ 118	$ 99,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(932)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(2,970)
Net unrealized appreciation (depreciation)
of investments	(9)	958
Net increase (decrease) in net assets from operations	(12)	(2,944)
Changes from principal transactions:
Total unit transactions	2	(7,155)
Increase (decrease) in net assets derived from
principal transactions	2	(7,155)
Total increase (decrease) in net assets	(10)	(10,099)
Net assets at December 31, 2011	108	89,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(973)
Total realized gain (loss) on investments
and capital gains distributions	7	(2,595)
Net unrealized appreciation (depreciation)
of investments	6	14,263
Net increase (decrease) in net assets from operations	13	10,695
Changes from principal transactions:
Total unit transactions	14	(5,678)
Increase (decrease) in net assets derived from
principal transactions	14	(5,678)
Total increase (decrease) in net assets	27	5,017
Net assets at December 31, 2012	$ 135	$ 94,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
ILIAC is an indirect, wholly owned subsidiary of ING U.S., Inc. (name changed from
ING America Insurance Holdings, Inc.), an insurance holding company domiciled in the
State of Delaware. ING U.S., Inc. is an indirect, wholly owned subsidiary of ING Groep,
N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19,
2013, in connection with the proposed IPO of its common stock.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2012, the Account had 309 investment divisions (the “Divisions”), 123 of which invest in independently managed mutual funds and 186 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2012 and related Trusts are as follows:

	AIM Growth Series:	AIM Sector Funds:
	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Value Fund - Class A
	Invesco Small Cap Growth Fund - Class A	AIM Variable Insurance Funds:
	AIM International Mutual Funds:	Invesco V.I. Core Equity Fund - Series I Shares
	Invesco International Growth Fund - Class R5	The Alger Funds:
	AIM Investment Funds:	Alger Capital Appreciation Fund- Class A
	Invesco Endeavor Fund- Class A	The Alger Funds II:
	Invesco Global Health Care Fund - Investor Class	Alger Green Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AllianceBernstein Growth and Income Fund, Inc.:	Dodge & Cox Funds:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Dodge & Cox International Stock Fund
AllianceBernstein Variable Products Series Fund, Inc.:	Dodge & Cox Stock Fund
AllianceBernstein Growth and Income Portfolio - Class A	DWS Institutional Funds:
Allianz Funds:	DWS Equity 500 Index Fund - Class S
Allianz NFJ Dividend Value Fund - Class A	Eaton Vance Special Investment Trust:
Allianz NFJ Large-Cap Value Fund - Institutional Class	Eaton Vance Large-Cap Value Fund - Class R
Allianz NFJ Small-Cap Value Fund - Class A	EuroPacific Growth Fund®:
Amana Mutual Funds Trust:	EuroPacific Growth Fund® - Class R-3
Amana Growth Fund	EuroPacific Growth Fund® - Class R-4
Amana Income Fund	Fidelity® Contrafund®:
American Balanced Fund®, Inc.:	Fidelity® Advisor New Insights Fund -
American Balanced Fund® - Class R-3	Institutional Class
American Century Government Income Trust:	Fidelity® Variable Insurance Products:
American Century Inflation-Adjusted Bond Fund -	Fidelity® VIP Equity-Income Portfolio -
Investor Class	Initial Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® VIP Growth Portfolio - Initial Class
American Century Income & Growth Fund - A Class	Fidelity® VIP High Income Portfolio - Initial Class
American Mutual Fund®:	Fidelity® VIP Overseas Portfolio - Initial Class
American Funds American Mutual Fund® - Class R-4	Fidelity® Variable Insurance Products II:
Ariel Investment Trust:	Fidelity® VIP Contrafund® Portfolio - Initial Class
Ariel Appreciation Fund - Investor Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Ariel Fund - Investor Class	Fidelity® Variable Insurance Products III:
Artisan Funds, Inc.:	Fidelity® VIP Mid Cap Portfolio - Initial Class
Artisan International Fund - Investor Shares	Fidelity® Variable Insurance Products V:
Aston Funds:	Fidelity® VIP Asset ManagerSM Portfolio -
Aston/Fairpointe Mid Cap Fund - Class N	Initial Class
BlackRock Equity Dividend Fund:	Franklin Mutual Series Fund Inc.:
BlackRock Equity Dividend Fund - Investor A Shares	Mutual Global Discovery Fund - Class R
BlackRock Mid Cap Value Opportunities Series, Inc.:	Franklin Strategic Series:
BlackRock Mid Cap Value Opportunities Fund -	Franklin Small-Mid Cap Growth Fund - Class A
Investor A Shares	Franklin Templeton Variable Insurance Products Trust:
The Bond Fund of AmericaSM, Inc.:	Franklin Small Cap Value Securities Fund - Class 2
The Bond Fund of AmericaSM, Inc. - Class R-4	Fundamental InvestorsSM, Inc.:
Calvert Variable Series, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Calvert VP SRI Balanced Portfolio	Fundamental InvestorsSM, Inc. - Class R-4
Capital World Growth & Income FundSM, Inc.:	The Growth Fund of America®, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	The Growth Fund of America® - Class R-3
Cohen & Steers Realty Shares, Inc.:	The Growth Fund of America® - Class R-4
Cohen & Steers Realty Shares	Hartford Mutual Funds, Inc.:
Columbia Acorn Trust:	The Hartford Capital Appreciation Fund - Class R4
ColumbiaSM Acorn Fund® - Class A	The Hartford Dividend and Growth Fund - Class R4
ColumbiaSM Acorn Fund® - Class Z	The Income Fund of America®, Inc.:
Columbia Funds Series Trust:	The Income Fund of America® - Class R-3
Columbia Mid Cap Value Fund - Class A	ING Balanced Portfolio, Inc.:
Columbia Mid Cap Value Fund - Class Z	ING Balanced Portfolio - Class I
CRM Mutual Fund Trust:	ING Equity Trust:
CRM Mid Cap Value Fund - Investor Shares	ING Growth Opportunities Fund - Class A
Delaware Group Adviser Funds:	ING Real Estate Fund - Class A
Delaware Diversified Income Fund - Class A	ING Value Choice Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Funds Trust:	ING Investors Trust (continued):
ING GNMA Income Fund - Class A	ING Limited Maturity Bond portfolio - Adviser Class
ING Intermediate Bond Fund - Class A	ING Marsico Growth Portfolio - Institutional Class
ING Intermediate Bond Portfolio:	ING Marsico Growth Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class S	ING MFS Total Return Portfolio - Institutional Class
ING Investors Trust:	ING MFS Total Return Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING MFS Utilities Portfolio - Service Class
Service Class	ING Morgan Stanley Global Franchise Portfolio -
ING BlackRock Inflation Protected Bond Portfolio -	Adviser Class
Adviser Class	ING PIMCO High Yield Portfolio - Adviser Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO High Yield Portfolio - Institutional Class
Institutional Class	ING PIMCO High Yield Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio -	ING Pioneer Fund Portfolio - Service Class
Service 2 Class	ING Pioneer Mid Cap Value Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio -	ING Pioneer Mid Cap Value Portfolio - Service Class
Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING Clarion Real Estate Portfolio - Adviser Class	Adviser Class
ING Clarion Real Estate Portfolio -	ING T.Rowe Price Capital Appreciation Portfolio -
Institutional Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -	Service Class
Institutional Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price International Stock Portfolio -
Service 2 Class	Adviser Class
ING Global Resources Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio -
ING Global Resources Portfolio - Institutional Class	Service Class
ING Global Resources Portfolio - Service Class	ING Templeton Global Growth Portfolio -
ING Invesco Van Kampen Growth and Income Portfolio -	Institutional Class
Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING U.S. Stock Index Portfolio - Institutional Class
Service Class	ING Money Market Portfolio:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Money Market Portfolio - Class I
Adviser Class	ING Mutual Funds:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Global Real Estate Fund - Class A
Institutional Class	ING International SmallCap Fund - Class A
ING JPMorgan Emerging Markets Equity Portfolio -	ING Partners, Inc.:
Service Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Adviser Class
Adviser Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Initial Class
Institutional Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Service Class
Service Class	ING Baron Growth Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class
ING Large Cap Growth Portfolio - Institutional Class	ING Columbia Small Cap Value II Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class
ING Large Cap Value Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	ING Solution 2025 Portfolio - Initial Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Global Bond Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service 2 Class
ING Global Bond Portfolio - Initial Class	ING Solution 2035 Portfolio - Adviser Class
ING Global Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Initial Class
ING Growth and Income Core Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class
ING Growth and Income Core Portfolio - Initial Class	ING Solution 2035 Portfolio - Service 2 Class
ING Index Solution 2015 Portfolio - Initial Class	ING Solution 2045 Portfolio - Adviser Class
ING Index Solution 2015 Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING Index Solution 2015 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Service Class
ING Index Solution 2025 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service 2 Class
ING Index Solution 2025 Portfolio - Service Class	ING Solution 2055 Portfolio - Initial Class
ING Index Solution 2025 Portfolio - Service 2 Class	ING Solution 2055 Portfolio - Service Class
ING Index Solution 2035 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service 2 Class
ING Index Solution 2035 Portfolio - Service Class	ING Solution Growth Portfolio - Service Class
ING Index Solution 2035 Portfolio - Service 2 Class	ING Solution Income Portfolio - Adviser Class
ING Index Solution 2045 Portfolio - Initial Class	ING Solution Income Portfolio- Initial Class
ING Index Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING Index Solution 2045 Portfolio - Service 2 Class	ING Solution Income Portfolio - Service 2 Class
ING Index Solution 2055 Portfolio - Initial Class	ING Solution Moderate Portfolio - Service Class
ING Index Solution 2055 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution 2055 Portfolio - Service 2 Class	Adviser Class
ING Index Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution Income Portfolio - Service 2 Class	Initial Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Growth Equity Portfolio -
Service Class	Adviser Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Adviser Class
Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Series Fund, Inc.:
ING Oppenheimer Global Portfolio - Adviser Class	ING Core Equity Research Fund - Class A
ING Oppenheimer Global Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Service Class	ING Strategic Allocation Conservative Portfolio - Class I
ING PIMCO Total Return Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Strategic Allocation Moderate Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Funds:
ING Pioneer High Yield Portfolio - Initial Class	ING Growth and Income Portfolio - Class A
ING Pioneer High Yield Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Solution 2015 Portfolio - Initial Class	ING Variable Insurance Trust:
ING Solution 2015 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Solution 2015 Portfolio - Service 2 Class
ING Solution 2025 Portfolio - Adviser Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc.:	JPMorgan Trust II:
ING BlackRock Science and Technology Opportunities	JPMorgan Government Bond Fund - Select Class
Portfolio - Adviser Class	The Lazard Funds, Inc.:
ING BlackRock Science and Technology Opportunities	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Portfolio - Class I	LKCM Funds:
ING Index Plus LargeCap Portfolio - Class I	LKCM Aquinas Growth Fund
ING Index Plus LargeCap Portfolio - Class S	Loomis Sayles Funds I:
ING Index Plus MidCap Portfolio - Class I	Loomis Sayles Small Cap Value Fund - Retail Class
ING Index Plus MidCap Portfolio - Class S	Lord Abbett Developing Growth Fund, Inc.:
ING Index Plus SmallCap Portfolio - Class I	Lord Abbett Developing Growth Fund, Inc. - Class A
ING Index Plus SmallCap Portfolio - Class S	Lord Abbett Investment Trust:
ING International Index Portfolio - Class I	Lord Abbett Core Fixed Income Fund - Class A
ING International Index Portfolio - Class S	Lord Abbett Mid Cap Value Fund, Inc.:
ING Russell™ Large Cap Growth Index Portfolio - Class I	Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
ING Russell™ Large Cap Growth Index Portfolio - Class S	Lord Abbett Research Fund, Inc.:
ING Russell™ Large Cap Index Portfolio - Class I	Lord Abbett Small-Cap Value Fund - Class A
ING Russell™ Large Cap Index Portfolio - Class S	Lord Abbett Securities Trust:
ING Russell™ Large Cap Value Index Portfolio - Class I	Lord Abbett Fundamental Equity Fund - Class A
ING Russell™ Large Cap Value Index Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Russell™ Mid Cap Growth Index Portfolio - Class S	Lord Abbett Series Fund - Mid-Cap Stock Portfolio -
ING Russell™ Mid Cap Index Portfolio - Class I	Class VC
ING Russell™ Small Cap Index Portfolio - Class I	MainStay Funds:
ING Small Company Portfolio - Class I	MainStay Large Cap Growth Fund - Class R3
ING Small Company Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
ING U.S. Bond Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Variable Products Trust:	Neuberger Berman Equity Funds®:
ING International Value Portfolio - Class I	Neuberger Berman Genesis Fund® - Trust Class
ING International Value Portfolio - Class S	Neuberger Berman Socially Responsive Fund® -
ING MidCap Opportunities Portfolio - Class I	Trust Class
ING MidCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc.:
ING SmallCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING SmallCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc. - Class R-4
Janus Aspen Series:	Oppenheimer Capital Appreciation Fund:
Janus Aspen Series Balanced Portfolio -	Oppenheimer Capital Appreciation Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund:
Janus Aspen Series Enterprise Portfolio -	Oppenheimer Developing Markets Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund - Class Y
Janus Aspen Series Flexible Bond Portfolio -	Oppenheimer Gold & Special Minerals Fund:
Institutional Shares	Oppenheimer Gold & Special Minerals Fund - Class A
Janus Aspen Series Janus Portfolio - Institutional Shares	Oppenheimer International Bond Fund:
Janus Aspen Series Worldwide Portfolio -	Oppenheimer International Bond Fund - Class A
Institutional Shares

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds:	T. Rowe Price Value Fund, Inc.:
Oppenheimer Global Securities/VA	T. Rowe Price Value Fund - Advisor Class
Oppenheimer Global Strategic Income Fund/VA	Templeton Funds, Inc.:
Oppenheimer Main Street Fund®/VA	Templeton Foreign Fund - Class A
Oppenheimer Main Street Small - & Mid-Cap Fund®/VA	Templeton Income Trust:
Oppenheimer Small & Mid-Cap Growth Fund/VA	Templeton Global Bond Fund- Advisor class
Parnassus Income Funds:	Templeton Global Bond Fund - Class A
Parnassus Equity Income Fund - Investor Shares	Thornburg Investment Trust:
Pax World Funds Series Trust I:	Thornburg International Value Fund - Class R4
Pax World Balanced Fund - Individual Investor Class	USAA Investment Trust:
PIMCO Variable Insurance Trust:	USAA Precious Metals and Minerals Fund -
PIMCO Real Return Portfolio - Administrative Class	Adviser Shares
Pioneer Equity Income Fund:	Van Kampen Equity Trust II:
Pioneer Equity Income Fund - Class Y	Invesco Van Kampen American Franchise Fund -
Pioneer High Yield Fund:	Class I Shares
Pioneer High Yield Fund - Class A	Vanguard® Variable Insurance Fund:
Pioneer Strategic Income Fund:	Diversified Value Portfolio
Pioneer Strategic Income Fund - Class A	Equity Income Portfolio
Pioneer Variable Contracts Trust:	Small Company Growth Portfolio
Pioneer Emerging Markets VCT Portfolio - Class I	The Victory Portfolio:
Pioneer High Yield VCT Portfolio - Class I	Victory Small Company Opportunity Fund - Class R
RiverSource® Investment Series, Inc.:	Wanger Advisors Trust:
Columbia Diversified Equity Income Fund - Class R4	Wanger International
Columbia Diversified Equity Income Fund - Class K	Wanger Select
The Royce Fund:	Wanger USA
Royce Total Return Fund - Class K	Washington Mutual Investors FundSM, Inc.:
SmallCap World Fund, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-3
SMALLCAP World Fund® - Class R-4	Washington Mutual Investors FundSM, Inc. - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:	Wells Fargo Funds Trust:
T. Rowe Price Mid-Cap Value Fund - R Class	Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Values Fund -
Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2012. The following is a summary of current and former names for those Trusts and Divisions:

	Current Name	Former Name
	AIM Growth Series	Invesco Growth Series
	AIM Investment Funds	Invesco Investment Funds
	AIM Sector Funds:	Invesco Sector Funds:
	Invesco Small Cap Value Fund - Class A	Invesco Van Kampen Small Cap Value Fund - Class A
	Invesco Small Cap Value Fund - Class Y	Invesco Van Kampen Small Cap Value Fund - Class Y
	AIM Variable Insurance Funds	Invesco Variable Insurance Funds
	ING Mutual Funds:	ING Mutual Funds:
	ING International SmallCap Fund - Class A	ING International SmallCap Multi-Manager Fund - Class A
	ING Partners, Inc.:	ING Partners, Inc.:
	ING Baron Growth Portfolio - Adviser Class	ING Baron Small Cap Growth Portfolio - Adviser Class
	ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
	ING Growth and Income Core Portfolio - Adviser Class	ING Thornburg Value Portfolio - Adviser Class
	ING Growth and Income Core Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
	Lord Abbett Mid Cap Stock Fund, Inc.:	Lord Abbett Mid Cap Value Fund, Inc.:
	Lord Abbett Mid Cap Stock Fund, Inc. - Class A	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
	Lord Abbett Series Fund, Inc.:	Lord Abbett Series Fund, Inc.:
	Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
	RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R-4
	Columbia Diversified Equity Income Fund - Class R4	Columbia Diversified Equity Income Fund - Class R-3

During 2012, the following Divisions were closed to contract owners:

AIM Sector Funds:
Invesco Small Cap Value Fund - Class Y
AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class
ING Mutual Funds:
ING International Capital Appreciation Fund - Class I
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company to the extent that benefits to be paid to the contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to
(from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 6.00% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 1.75% of the assets attributable to the Contracts. In addition, a subaccount administrative adjustment charge of up to 0.80% may be charged as specified in the Contract. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.
These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Equity Trust,
ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING
Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.08% to 0.98% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:
		Purchases	Sales
		(Dollars in thousands)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	$ 914	$ 1,379
	Invesco Small Cap Growth Fund - Class A	11	19
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	30	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	37	-
	Invesco Global Health Care Fund - Investor Class	124	89
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	117	58
	Invesco Small Cap Value Fund - Class Y	1,826	11,794
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	419	22,355
	Invesco V.I. Core Equity Fund - Series I Shares	1,081	5,444
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	502	20
	The Alger Funds II:
	Alger Green Fund - Class A	484	327
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	26	25
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	63	134
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	33	25
	Allianz NFJ Large-Cap Value Fund - Institutional Class	960	4,301
	Allianz NFJ Small-Cap Value Fund - Class A	110	115
	Amana Mutual Funds Trust:
	Amana Growth Fund	7,452	3,068
	Amana Income Fund	11,539	3,447
	American Balanced Fund®, Inc.:
	American Balanced Fund® - Class R-3	818	1,440
	American Century Government Income Trust:
	American Century Inflation-Adjusted Bond Fund - Investor Class	18,198	8,681
	American Century Quantitative Equity Funds, Inc.:
	American Century Income & Growth Fund - A Class	941	564
	American Mutual Fund®:
	American Funds American Mutual Fund® - Class R-4	57	3
	Ariel Investment Trust:
	Ariel Appreciation Fund - Investor Class	280	137
	Ariel Fund - Investor Class	1,452	1,744
	Artisan Funds, Inc.:
	Artisan International Fund - Investor Shares	2,183	569
	Aston Funds:
	Aston/Fairpointe Mid Cap Fund - Class N	3,496	924

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	$ 536	$ 77
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	3,185	1,981
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	2,690	1,267
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	3,081	4,948
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	95	64
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	2,092	628
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	17	8
ColumbiaSM Acorn Fund® - Class Z	2,395	14,268
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	543	806
Columbia Mid Cap Value Fund - Class Z	691	6,545
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	25	43
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	809	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	118	61
Dodge & Cox Stock Fund	28	28
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	77	41
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	49	6
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	959	3,275
EuroPacific Growth Fund® - Class R-4	15,351	21,711
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	218	57
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	29,398	38,558
Fidelity® VIP Growth Portfolio - Initial Class	4,715	23,698
Fidelity® VIP High Income Portfolio - Initial Class	4,141	2,474
Fidelity® VIP Overseas Portfolio - Initial Class	1,914	5,284
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	38,956	86,415
Fidelity® VIP Index 500 Portfolio - Initial Class	8,734	8,810
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,029	2,473
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	2,171	2,472

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	$ 483	$ 996
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	122	271
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	5,505	21,912
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	197	255
Fundamental InvestorsSM, Inc. - Class R-4	4,259	4,210
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	1,207	5,689
The Growth Fund of America® - Class R-4	7,203	42,810
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	226	272
The Hartford Dividend And Growth Fund - Class R4	259	30
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	449	740
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	11,671	35,310
ING Equity Trust:
ING Growth Opportunities Fund - Class A	63	-
ING Real Estate Fund - Class A	271	679
ING Value Choice Fund - Class A	1	-
ING Funds Trust:
ING GNMA Income Fund - Class A	1,534	1,859
ING Intermediate Bond Fund - Class A	821	1,048
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	43,402	39,206
ING Intermediate Bond Portfolio - Class S	307	65
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	669	22,315
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	3,619	2,314
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	88	65
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,930	11,335
ING BlackRock Large Cap Growth Portfolio - Service Class	6	128
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	30	33
ING Clarion Global Real Estate Portfolio - Adviser Class	5	1
ING Clarion Global Real Estate Portfolio - Institutional Class	14,187	6,595
ING Clarion Real Estate Portfolio - Adviser Class	24	4
ING Clarion Real Estate Portfolio - Institutional Class	199	365
ING Clarion Real Estate Portfolio - Service Class	7,345	7,837
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	27,611	624
ING FMRSM Diversified Mid Cap Portfolio - Service Class	8,008	31,829
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	6
ING Global Resources Portfolio - Adviser Class	-	-
ING Global Resources Portfolio - Institutional Class	-	3
ING Global Resources Portfolio - Service Class	6,330	22,447
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	6,553	183
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	5,200	9,676

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	$ 73	$ 99
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,692	4,723
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	3,984	5,211
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,104	461
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	6,825	8,834
ING Large Cap Growth Portfolio - Adviser Class	38	14
ING Large Cap Growth Portfolio - Institutional Class	44,093	6,888
ING Large Cap Growth Portfolio - Service Class	251	215
ING Large Cap Value Portfolio - Institutional Class	8,781	28,106
ING Large Cap Value Portfolio - Service Class	109	306
ING Limited Maturity Bond Portfolio - Adviser Class	17	-
ING Marsico Growth Portfolio - Institutional Class	1,866	2,010
ING Marsico Growth Portfolio - Service Class	30	579
ING MFS Total Return Portfolio - Adviser Class	28	101
ING MFS Total Return Portfolio - Institutional Class	3,089	7,224
ING MFS Total Return Portfolio - Service Class	2,016	3,336
ING MFS Utilities Portfolio - Service Class	4,311	5,499
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	16	1
ING PIMCO High Yield Portfolio - Adviser Class	51	32
ING PIMCO High Yield Portfolio - Institutional Class	19,628	2,166
ING PIMCO High Yield Portfolio - Service Class	18,663	13,381
ING Pioneer Fund Portfolio - Institutional Class	1,853	3,616
ING Pioneer Fund Portfolio - Service Class	44	64
ING Pioneer Mid Cap Value Portfolio - Adviser Class	23	1
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,371	15,047
ING Pioneer Mid Cap Value Portfolio - Service Class	119	133
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	46	12
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	114,840	4,530
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	65,683	121,055
ING T. Rowe Price Equity Income Portfolio - Adviser Class	153	178
ING T. Rowe Price Equity Income Portfolio - Service Class	6,290	16,322
ING T. Rowe Price International Stock Portfolio - Adviser Class	13	8
ING T. Rowe Price International Stock Portfolio - Service Class	797	1,345
ING Templeton Global Growth Portfolio - Institutional Class	179	175
ING Templeton Global Growth Portfolio - Service Class	981	726
ING U.S. Stock Index Portfolio - Institutional Class	1,648	1,347
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	51,431	98,056
ING Mutual Funds:
ING Global Real Estate Fund - Class A	21	6
ING International Capital Appreciation Fund - Class I	-	2
ING International SmallCap Fund - Class A	118	898

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Purchases		Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class $	17	$ 14
ING American Century Small-Mid Cap Value Portfolio - Initial Class	9,908	388
ING American Century Small-Mid Cap Value Portfolio - Service Class	10,537	13,628
ING Baron Growth Portfolio - Adviser Class	24	73
ING Baron Growth Portfolio - Service Class	5,198	19,851
ING Columbia Small Cap Value II Portfolio - Adviser Class	23	11
ING Columbia Small Cap Value II Portfolio - Service Class	771	1,002
ING Davis New York Venture Portfolio - Service Class	1,227	2,453
ING Fidelity® VIP Mid Cap Portfolio - Service Class	5	4,389
ING Global Bond Portfolio - Adviser Class	51	81
ING Global Bond Portfolio - Initial Class	17,114	23,544
ING Global Bond Portfolio - Service Class	602	206
ING Growth and Income Core Portfolio - Adviser Class	22	62
ING Growth and Income Core Portfolio - Initial Class	2,235	13,896
ING Index Solution 2015 Portfolio - Initial Class	296	41
ING Index Solution 2015 Portfolio - Service Class	212	6
ING Index Solution 2015 Portfolio - Service 2 Class	252	107
ING Index Solution 2025 Portfolio - Initial Class	802	433
ING Index Solution 2025 Portfolio - Service Class	34	1
ING Index Solution 2025 Portfolio - Service 2 Class	533	153
ING Index Solution 2035 Portfolio - Initial Class	529	223
ING Index Solution 2035 Portfolio - Service Class	81	2
ING Index Solution 2035 Portfolio - Service 2 Class	370	275
ING Index Solution 2045 Portfolio - Initial Class	43	15
ING Index Solution 2045 Portfolio - Service Class	13	1
ING Index Solution 2045 Portfolio - Service 2 Class	319	53
ING Index Solution 2055 Portfolio - Initial Class	19	-
ING Index Solution 2055 Portfolio - Service Class	143	16
ING Index Solution 2055 Portfolio - Service 2 Class	33	3
ING Index Solution Income Portfolio - Service Class	477	4
ING Index Solution Income Portfolio - Service 2 Class	50	14
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	19	32
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,980	7,524
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	18	24
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	10,135	28,844
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	50	28
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	15	32
ING JPMorgan Mid Cap Value Portfolio - Initial Class	902	4
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,525	2,833
ING Oppenheimer Global Portfolio - Adviser Class	32	47
ING Oppenheimer Global Portfolio - Initial Class	11,552	64,094
ING Oppenheimer Global Portfolio - Service Class	138	91
ING PIMCO Total Return Portfolio - Adviser Class	194	216
ING PIMCO Total Return Portfolio - Initial Class	306	65
ING PIMCO Total Return Portfolio - Service Class	35,900	23,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Pioneer High Yield Portfolio - Initial Class	$ 6,450	$ 4,110
ING Pioneer High Yield Portfolio - Service Class	109	74
ING Solution 2015 Portfolio - Adviser Class	33	20
ING Solution 2015 Portfolio - Initial Class	1,294	45
ING Solution 2015 Portfolio - Service Class	10,247	7,677
ING Solution 2015 Portfolio - Service 2 Class	2,041	6,216
ING Solution 2025 Portfolio - Adviser Class	19	20
ING Solution 2025 Portfolio - Initial Class	508	3
ING Solution 2025 Portfolio - Service Class	15,125	6,751
ING Solution 2025 Portfolio - Service 2 Class	2,966	8,665
ING Solution 2035 Portfolio - Adviser Class	8	120
ING Solution 2035 Portfolio - Initial Class	1,254	4
ING Solution 2035 Portfolio - Service Class	15,813	5,478
ING Solution 2035 Portfolio - Service 2 Class	3,012	6,063
ING Solution 2045 Portfolio - Adviser Class	2	14
ING Solution 2045 Portfolio - Initial Class	900	132
ING Solution 2045 Portfolio - Service Class	11,018	4,002
ING Solution 2045 Portfolio - Service 2 Class	1,905	5,094
ING Solution 2055 Portfolio - Initial Class	125	1
ING Solution 2055 Portfolio - Service Class	2,113	405
ING Solution 2055 Portfolio - Service 2 Class	264	117
ING Solution Growth Portfolio - Service Class	639	355
ING Solution Income Portfolio - Adviser Class	11	72
ING Solution Income Portfolio - Initial Class	1,937	2
ING Solution Income Portfolio - Service Class	3,299	4,452
ING Solution Income Portfolio - Service 2 Class	339	1,031
ING Solution Moderate Portfolio - Service Class	1,002	740
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	62	30
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	33,513	39,149
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	223	253
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	37	156
ING T. Rowe Price Growth Equity Portfolio - Initial Class	21,441	21,173
ING T. Rowe Price Growth Equity Portfolio - Service Class	595	311
ING Templeton Foreign Equity Portfolio - Adviser Class	61	36
ING Templeton Foreign Equity Portfolio - Initial Class	24,293	14,034
ING Templeton Foreign Equity Portfolio - Service Class	250	88
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	2	19
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,656	8,903
ING UBS U.S. Large Cap Equity Portfolio - Service Class	7	10
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	35	65
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	4,880	6,201
ING Strategic Allocation Growth Portfolio - Class I	3,485	7,981
ING Strategic Allocation Moderate Portfolio - Class I	4,033	6,869
ING Variable Funds:
ING Growth and Income Portfolio - Class A	26	209
ING Growth and Income Portfolio - Class I	22,944	137,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Funds (continued):
ING Growth and Income Portfolio - Class S	$ 464	$ 2,558
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	22	967
ING GET U.S. Core Portfolio - Series 8	5	329
ING GET U.S. Core Portfolio - Series 9	2	98
ING GET U.S. Core Portfolio - Series 10	1	46
ING GET U.S. Core Portfolio - Series 11	1	26
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	-
ING BlackRock Science and Technology Opportunities Portfolio - Class I	6,315	8,174
ING Index Plus LargeCap Portfolio - Class I	8,672	34,782
ING Index Plus LargeCap Portfolio - Class S	38	97
ING Index Plus MidCap Portfolio - Class I	8,319	35,134
ING Index Plus MidCap Portfolio - Class S	41	107
ING Index Plus SmallCap Portfolio - Class I	3,944	16,911
ING Index Plus SmallCap Portfolio - Class S	22	50
ING International Index Portfolio - Class I	2,912	2,541
ING International Index Portfolio - Class S	-	2
ING Russell™ Large Cap Growth Index Portfolio - Class I	4,225	1,333
ING Russell™ Large Cap Growth Index Portfolio - Class S	114	182
ING Russell™ Large Cap Index Portfolio - Class I	9,462	2,090
ING Russell™ Large Cap Index Portfolio - Class S	58	5
ING Russell™ Large Cap Value Index Portfolio - Class I	67	24
ING Russell™ Large Cap Value Index Portfolio - Class S	1,378	677
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,145	1,345
ING Russell™ Mid Cap Index Portfolio - Class I	14,851	817
ING Russell™ Small Cap Index Portfolio - Class I	5,918	895
ING Small Company Portfolio - Class I	8,566	14,581
ING Small Company Portfolio - Class S	26	23
ING U.S. Bond Index Portfolio - Class I	5,657	3,480
ING Variable Products Trust:
ING International Value Portfolio - Class I	3,353	14,229
ING International Value Portfolio - Class S	17	43
ING MidCap Opportunities Portfolio - Class I	15,761	2,527
ING MidCap Opportunities Portfolio - Class S	400	910
ING SmallCap Opportunities Portfolio - Class I	8,045	2,342
ING SmallCap Opportunities Portfolio - Class S	13	24
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	28	8
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	33
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5	32
Janus Aspen Series Janus Portfolio - Institutional Shares	9	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	12	13
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	10	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	$ 2,337	$ 1,264
LKCM Funds:
LKCM Aquinas Growth Fund	37	20
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,798	769
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	76	58
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	11	3
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund, Inc. - Class A	115	667
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	105	142
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	109	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	3,830	11,354
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	474	54
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	566	337
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	32	7
Neuberger Berman Socially Responsive Fund® - Trust Class	1,106	3,543
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	368	2,135
New Perspective Fund®, Inc. - Class R-4	11,759	4,354
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	136	69
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	20,247	53,684
Oppenheimer Developing Markets Fund - Class Y	33,421	967
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	32	20
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	59	72
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	9	27
Oppenheimer Global Strategic Income Fund/VA	8	10
Oppenheimer Main Street Fund®/VA	1	9
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	1,425	1,403
Oppenheimer Small- & Mid-Cap Growth Fund/VA	34	8
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	585	1
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	3,296	8,899
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	71,257	16,434

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases		Sales
	(Dollars in thousands)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	$ 1,103	$ 7
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	457		2,926
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	1,303		59
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,661		4,717
Pioneer High Yield VCT Portfolio - Class I	6,459		3,513
Pioneer Mid Cap Value VCT Portfolio - Class I		-	-
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	1,499		929
Columbia Diversified Equity Income Fund - Class R-4	11		-
The Royce Fund:
Royce Total Return Fund - K Class	1		-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	2,639		2,767
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	113		38
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	58		35
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	199		271
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	37,108		744
Templeton Global Bond Fund - Class A	30,355		51,171
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	11		38
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,235		2,883
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	22,349		2,003
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5		11
Equity Income Portfolio	62		8
Small Company Growth Portfolio	6		80
The Victory Portfolios:	-
Victory Small Company Opportunity Fund - Class R	12		-
Wanger Advisors Trust:
Wanger International	9,637		3,197
Wanger Select	2,857		12,436
Wanger USA	15,389		5,198
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	481		993
Washington Mutual Investors FundSM, Inc. - Class R-4	8,546		10,188
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	36		17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	3,326		9,979

	VARIABLE ANNUITY ACCOUNT C OF
	ING LIFE INSURANCE AND ANNUITY COMPANY
	Notes to Financial Statements

7.	Changes in Units

	The changes in units outstanding were as follows:
				Year Ended December 31
			2012			2011
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	66,280	123,142	(56,862)	123,436	114,044	9,392
	Invesco Small Cap Growth Fund - Class A	559	1,231	(672)	777	1,409	(632)
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	2,967	1	2,966	-	-	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	4,940	2,454	2,486	12	-	12
	Invesco Global Health Care Fund - Investor Class	3,593	3,006	587	6,490	6,952	(462)
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	9,150	6,811	2,339	8,719	10,521	(1,802)
	Invesco Small Cap Value Fund - Class Y	200,738	1,224,757	(1,024,019)	1,227,672	203,653	1,024,019
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	2	2,402,645	(2,402,643)	364,883	530,972	(166,089)
	Invesco V.I. Core Equity Fund - Series I Shares	283,311	681,336	(398,025)	491,114	817,693	(326,579)
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	36,919	1,507	35,412	-	-	-
	The Alger Funds II:
	Alger Green Fund - Class A	40,330	27,834	12,496	45,978	37,803	8,175
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	7,899	7,861	38	11,229	14,060	(2,831)
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	10,619	16,211	(5,592)	8,272	8,882	(610)
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	7,049	6,821	228	7,160	13,176	(6,016)
	Allianz NFJ Large-Cap Value Fund - Institutional Class	106,748	476,955	(370,207)	212,727	72,516	140,211
	Allianz NFJ Small-Cap Value Fund - Class A	13,164	14,831	(1,667)	11,905	12,400	(495)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Amana Mutual Funds Trust:
Amana Growth Fund	913,133	543,784	369,349	1,503,344	596,113	907,231
Amana Income Fund	1,266,627	623,773	642,854	1,561,603	692,444	869,159
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	119,572	169,481	(49,909)	247,967	299,153	(51,186)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	2,114,698	1,465,248	649,450	2,983,286	1,106,208	1,877,078
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	159,852	130,012	29,840	143,298	129,427	13,871
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	4,912	265	4,647	574	-	574
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	35,333	31,029	4,304	36,207	43,421	(7,214)
Ariel Fund - Investor Class	180,341	207,774	(27,433)	363,536	279,935	83,601
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	299,147	116,039	183,108	209,175	160,594	48,581
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	360,726	160,630	200,096	417,977	155,269	262,708
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	78,914	44,419	34,495	25,625	1,647	23,978
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	256,602	178,498	78,104	383,017	189,349	193,668
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	348,172	237,042	111,130	421,875	370,880	50,995
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	230,939	311,793	(80,854)	250,371	378,281	(127,910)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	25,871	24,465	1,406	14,291	7,630	6,661
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	210,600	85,135	125,465	122,771	51,287	71,484

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	884	592	292	5,535	613	4,922
ColumbiaSM Acorn Fund® - Class Z	189,532	1,198,349	(1,008,817)	555,268	174,473	380,795
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	90,325	115,934	(25,609)	147,759	133,356	14,403
Columbia Mid Cap Value Fund - Class Z	66,661	623,498	(556,837)	466,216	182,395	283,821
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	7,697	9,026	(1,329)	10,184	9,340	844
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	81,372	2,072	79,300	-	-	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	14,828	9,687	5,141	13,940	422	13,518
Dodge & Cox Stock Fund	2,471	2,536	(65)	2,198	-	2,198
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,779	2,638	2,141	5,643	2,294	3,349
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	3,671	567	3,104	2,344	1,609	735
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	209,152	363,364	(154,212)	298,079	391,134	(93,055)
EuroPacific Growth Fund® - Class R-4	4,855,811	5,424,908	(569,097)	3,740,227	4,038,723	(298,496)
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	24,464	12,164	12,300	24,980	6,470	18,510
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,201,418	3,749,583	(1,548,165)	2,242,225	3,425,223	(1,182,998)
Fidelity® VIP Growth Portfolio - Initial Class	1,457,352	2,378,324	(920,972)	2,439,098	2,928,549	(489,451)
Fidelity® VIP High Income Portfolio - Initial Class	340,794	258,609	82,185	340,019	381,872	(41,853)
Fidelity® VIP Overseas Portfolio - Initial Class	315,220	572,696	(257,476)	521,630	656,206	(134,576)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,010,210	12,594,235	(1,584,025)	7,330,581	8,462,908	(1,132,327)
Fidelity® VIP Index 500 Portfolio - Initial Class	419,428	510,600	(91,172)	472,827	625,749	(152,922)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	217,739	230,305	(12,566)	278,671	296,206	(17,535)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	110,858	135,327	(24,469)	108,957	126,312	(17,355)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	61,145	100,663	(39,518)	87,145	144,144	(56,999)
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	8,926	21,873	(12,947)	46,437	44,360	2,077
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,441,134	2,262,557	(821,423)	1,868,751	2,168,041	(299,290)
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	75,934	82,680	(6,746)	90,364	54,483	35,881
Fundamental InvestorsSM, Inc. - Class R-4	815,631	845,129	(29,498)	1,199,786	1,052,135	147,651
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	308,357	625,897	(317,540)	558,650	736,153	(177,503)
The Growth Fund of America® - Class R-4	4,947,208	7,430,469	(2,483,261)	4,354,240	6,267,949	(1,913,709)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	21,170	25,254	(4,084)	21,916	20,568	1,348
The Hartford Dividend and Growth Fund - Class R4	21,290	2,953	18,337	2,198	3,872	(1,674)
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	62,089	86,431	(24,342)	100,519	94,333	6,186
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1,233,165	2,421,016	(1,187,851)	1,326,562	3,069,646	(1,743,084)
ING Equity Trust:
ING Growth Opportunities Fund - Class A	4,583	1	4,582	-	-	-
ING Real Estate Fund - Class A	32,551	54,563	(22,012)	84,411	87,388	(2,977)
ING Value Choice Fund - Class A	375	280	95	398	184	214
ING Funds Trust:
ING GNMA Income Fund - Class A	166,470	183,054	(16,584)	170,899	182,791	(11,892)
ING Intermediate Bond Fund - Class A	94,948	120,732	(25,784)	105,608	180,505	(74,897)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	7,006,370	7,422,458	(416,088)	3,765,002	4,310,213	(545,211)
ING Intermediate Bond Portfolio - Class S	20,006	5,224	14,782	35,798	5,661	30,137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	-	1,988,536	(1,988,536)	353,077	721,395	(368,318)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	408,408	326,785	81,623	530,814	465,080	65,734
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	7,650	5,922	1,728	6,915	-	6,915
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,027,893	1,741,253	(713,360)	2,148,326	2,232,277	(83,951)
ING BlackRock Large Cap Growth Portfolio - Service Class	49,983	53,958	(3,975)	65,252	32,298	32,954
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	3,185	3,490	(305)	10,775	5,718	5,057
ING Clarion Global Real Estate Portfolio - Adviser Class	479	64	415	250	-	250
ING Clarion Global Real Estate Portfolio - Institutional Class	3,539,942	2,856,395	683,547	1,829,946	1,880,112	(50,166)
ING Clarion Real Estate Portfolio - Adviser Class	2,207	374	1,833	1,853	55	1,798
ING Clarion Real Estate Portfolio - Institutional Class	13,652	26,688	(13,036)	129,503	123,702	5,801
ING Clarion Real Estate Portfolio - Service Class	2,095,109	2,130,244	(35,135)	1,965,228	1,684,181	281,047
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,736,643	81,739	2,654,904	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,810,199	4,313,475	(1,503,276)	1,726,596	1,232,467	494,129
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	539	(539)	1,546	147	1,399
ING Global Resources Portfolio - Adviser Class	-	63	(63)	246	-	246
ING Global Resources Portfolio - Institutional Class	-	271	(271)	-	-	-
ING Global Resources Portfolio - Service Class	1,980,845	3,391,498	(1,410,653)	3,929,243	3,738,886	190,357
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	659,173	25,169	634,004	-	-	-
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	988,600	1,343,357	(354,757)	501,723	609,138	(107,415)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,147	5,772	(1,625)	3,522	6,188	(2,666)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	451,520	535,021	(83,501)	416,171	654,089	(237,918)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	359,741	461,748	(102,007)	391,473	564,440	(172,967)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	483	1	482	975	-	975
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	902,124	51,066	851,058	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,009,525	1,116,369	(106,844)	325,301	160,671	164,630
ING Large Cap Growth Portfolio - Adviser Class	2,897	1,019	1,878	13,547	2,579	10,968
ING Large Cap Growth Portfolio - Institutional Class	8,266,028	5,172,870	3,093,158	15,143,063	2,270,000	12,873,063
ING Large Cap Growth Portfolio - Service Class	20,187	20,118	69	119,762	311,721	(191,959)
ING Large Cap Value Portfolio - Institutional Class	3,757,148	6,214,442	(2,457,294)	15,598,606	7,324,577	8,274,029
ING Large Cap Value Portfolio - Service Class	29,020	52,101	(23,081)	120,854	26,502	94,352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Adviser Class	1,673	5	1,668	-	-	-
ING Marsico Growth Portfolio - Institutional Class	356,498	367,780	(11,282)	339,657	356,752	(17,095)
ING Marsico Growth Portfolio - Service Class	13,630	53,553	(39,923)	33,722	28,792	4,930
ING MFS Total Return Portfolio - Adviser Class	757	8,339	(7,582)	13,769	10,292	3,477
ING MFS Total Return Portfolio - Institutional Class	451,494	881,592	(430,098)	624,541	1,079,643	(455,102)
ING MFS Total Return Portfolio - Service Class	312,779	420,982	(108,203)	357,365	439,753	(82,388)
ING MFS Utilities Portfolio - Service Class	753,582	859,544	(105,962)	847,213	696,790	150,423
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	1,260	-	1,260	1,493	-	1,493
ING PIMCO High Yield Portfolio - Adviser Class	4,639	3,090	1,549	3,009	50	2,959
ING PIMCO High Yield Portfolio - Institutional Class	1,853,081	370,383	1,482,698	536,889	330,515	206,374
ING PIMCO High Yield Portfolio - Service Class	1,966,848	1,712,771	254,077	845,070	704,179	140,891
ING Pioneer Fund Portfolio - Institutional Class	369,480	556,118	(186,638)	412,781	394,635	18,146
ING Pioneer Fund Portfolio - Service Class	4,895	7,035	(2,140)	18,423	36,150	(17,727)
ING Pioneer Mid Cap Value Portfolio - Adviser Class	2,186	39	2,147	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,424,831	2,595,391	(1,170,560)	1,632,079	2,392,531	(760,452)
ING Pioneer Mid Cap Value Portfolio - Service Class	18,804	20,407	(1,603)	27,093	27,927	(834)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	3,783	1,152	2,631	19,664	4,547	15,117
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	11,430,218	600,387	10,829,831	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,216,984	17,510,563	(4,293,579)	8,658,513	6,099,671	2,558,842
ING T. Rowe Price Equity Income Portfolio - Adviser Class	10,765	14,203	(3,438)	30,214	19,911	10,303
ING T. Rowe Price Equity Income Portfolio - Service Class	3,724,306	4,315,386	(591,080)	1,417,824	1,693,804	(275,980)
ING T. Rowe Price International Stock Portfolio - Adviser Class	1,487	956	531	2,172	571	1,601
ING T. Rowe Price International Stock Portfolio - Service Class	142,591	179,649	(37,058)	199,414	213,436	(14,022)
ING Templeton Global Growth Portfolio - Institutional Class	27,243	28,273	(1,030)	15,342	13,885	1,457
ING Templeton Global Growth Portfolio - Service Class	124,975	104,939	20,036	224,056	181,115	42,941
ING U.S. Stock Index Portfolio - Institutional Class	122,251	120,297	1,954	103,395	44,402	58,993
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	12,048,164	14,604,104	(2,555,940)	12,927,417	12,756,153	171,264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	4,521	3,830	691	2,102	870	1,232
ING International Capital Appreciation Fund - Class I	-	184	(184)	784	1,370	(586)
ING International SmallCap Fund - Class A	14,320	68,209	(53,889)	14,785	36,931	(22,146)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	519	1,047	(528)	3,671	807	2,864
ING American Century Small-Mid Cap Value Portfolio - Initial Class	819,341	45,373	773,968	494	15	479
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,960,296	2,287,656	(327,360)	798,721	807,683	(8,962)
ING Baron Growth Portfolio - Adviser Class	2,196	5,369	(3,173)	9,563	12,264	(2,701)
ING Baron Growth Portfolio - Service Class	2,878,411	3,521,897	(643,486)	1,947,175	2,032,531	(85,356)
ING Columbia Small Cap Value II Portfolio - Adviser Class	2,270	974	1,296	36,182	13,749	22,433
ING Columbia Small Cap Value II Portfolio - Service Class	123,126	142,152	(19,026)	350,253	268,426	81,827
ING Davis New York Venture Portfolio - Service Class	165,045	242,395	(77,350)	192,362	305,032	(112,670)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	555,082	810,362	(255,280)	225,045	616,337	(391,292)
ING Global Bond Portfolio - Adviser Class	2,107	5,671	(3,564)	2,663	7,749	(5,086)
ING Global Bond Portfolio - Initial Class	2,641,014	3,622,441	(981,427)	4,000,136	4,251,527	(251,391)
ING Global Bond Portfolio - Service Class	73,376	47,659	25,717	121,701	139,022	(17,321)
ING Growth and Income Core Portfolio - Adviser Class	2,098	5,499	(3,401)	44,733	17,127	27,606
ING Growth and Income Core Portfolio - Initial Class	331,076	851,173	(520,097)	890,698	1,171,010	(280,312)
ING Index Solution 2015 Portfolio - Initial Class	18,887	124	18,763	891	-	891
ING Index Solution 2015 Portfolio - Service Class	17,022	3,437	13,585	41,746	2,413	39,333
ING Index Solution 2015 Portfolio - Service 2 Class	29,876	20,722	9,154	39,861	29,740	10,121
ING Index Solution 2025 Portfolio - Initial Class	55,762	29,723	26,039	5,946	-	5,946
ING Index Solution 2025 Portfolio - Service Class	2,528	84	2,444	13,767	12,000	1,767
ING Index Solution 2025 Portfolio - Service 2 Class	113,272	88,106	25,166	101,430	55,060	46,370
ING Index Solution 2035 Portfolio - Initial Class	36,127	15,169	20,958	3,566	462	3,104
ING Index Solution 2035 Portfolio - Service Class	5,887	182	5,705	15,139	10,109	5,030
ING Index Solution 2035 Portfolio - Service 2 Class	78,051	75,337	2,714	90,551	44,279	46,272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2045 Portfolio - Initial Class	2,781	1,021	1,760	1,217	-	1,217
ING Index Solution 2045 Portfolio - Service Class	925	14	911	1,486	17	1,469
ING Index Solution 2045 Portfolio - Service 2 Class	71,396	52,330	19,066	50,563	18,046	32,517
ING Index Solution 2055 Portfolio - Initial Class	1,721	124	1,597	35	-	35
ING Index Solution 2055 Portfolio - Service Class	11,769	1,516	10,253	7,450	1,848	5,602
ING Index Solution 2055 Portfolio - Service 2 Class	3,849	1,303	2,546	5,660	862	4,798
ING Index Solution Income Portfolio - Service Class	32,409	-	32,409	56,971	5,760	51,211
ING Index Solution Income Portfolio - Service 2 Class	17,815	15,686	2,129	3,857	1,676	2,181
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	1,967	3,238	(1,271)	3,233	3,387	(154)
ING Invesco Van Kampen Comstock Portfolio - Service Class	446,592	847,723	(401,131)	607,096	941,170	(334,074)
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	917	2,007	(1,090)	14,297	2,776	11,521
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	1,719,834	3,196,512	(1,476,678)	3,230,645	4,541,528	(1,310,883)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	1,088	606	482	1,364	855	509
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	1,289	2,587	(1,298)	4,337	10,335	(5,998)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	90,643	1,038	89,605	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	576,821	385,377	191,444	386,702	417,534	(30,832)
ING Oppenheimer Global Portfolio - Adviser Class	2,291	3,819	(1,528)	11,592	4,855	6,737
ING Oppenheimer Global Portfolio - Initial Class	3,853,300	7,723,403	(3,870,103)	5,014,563	8,223,514	(3,208,951)
ING Oppenheimer Global Portfolio - Service Class	8,904	6,074	2,830	7,423	3,859	3,564
ING PIMCO Total Return Portfolio - Adviser Class	8,610	14,681	(6,071)	80,738	42,289	38,449
ING PIMCO Total Return Portfolio - Initial Class	27,947	6,223	21,724	7,652	67	7,585
ING PIMCO Total Return Portfolio - Service Class	4,884,316	4,446,517	437,799	5,362,700	5,384,576	(21,876)
ING Pioneer High Yield Portfolio - Initial Class	704,247	627,449	76,798	968,504	863,802	104,702
ING Pioneer High Yield Portfolio - Service Class	23,381	22,583	798	19,735	17,773	1,962
ING Solution 2015 Portfolio - Adviser Class	-	1,366	(1,366)	33,488	7,037	26,451
ING Solution 2015 Portfolio - Initial Class	128,792	4,476	124,316	-	-	-
ING Solution 2015 Portfolio - Service Class	1,595,848	1,556,098	39,750	1,868,878	1,636,193	232,685
ING Solution 2015 Portfolio - Service 2 Class	536,560	922,271	(385,711)	706,826	762,808	(55,982)
ING Solution 2025 Portfolio - Adviser Class	753	1,523	(770)	7,271	2,677	4,594
ING Solution 2025 Portfolio - Initial Class	50,607	292	50,315	-	-	-
ING Solution 2025 Portfolio - Service Class	2,154,944	1,629,991	524,953	2,503,508	1,694,726	808,782
ING Solution 2025 Portfolio - Service 2 Class	683,477	1,191,591	(508,114)	745,378	726,430	18,948

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Adviser Class	219	10,271	(10,052)	12,311	14,293	(1,982)
ING Solution 2035 Portfolio - Initial Class	124,886	194	124,692	-	-	-
ING Solution 2035 Portfolio - Service Class	2,207,545	1,456,918	750,627	2,399,857	1,485,358	914,499
ING Solution 2035 Portfolio - Service 2 Class	726,263	1,005,253	(278,990)	622,211	603,092	19,119
ING Solution 2045 Portfolio - Adviser Class	44	1,310	(1,266)	4,229	434	3,795
ING Solution 2045 Portfolio - Initial Class	89,495	12,562	76,933	-	-	-
ING Solution 2045 Portfolio - Service Class	1,861,735	1,348,567	513,168	1,894,220	1,147,485	746,735
ING Solution 2045 Portfolio - Service 2 Class	490,131	777,390	(287,259)	435,737	409,744	25,993
ING Solution 2055 Portfolio - Initial Class	9,827	-	9,827	-	-	-
ING Solution 2055 Portfolio - Service Class	234,581	93,240	141,341	191,599	80,464	111,135
ING Solution 2055 Portfolio - Service 2 Class	28,883	17,479	11,404	17,375	8,707	8,668
ING Solution Growth Portfolio - Service Class	69,871	43,691	26,180	98,395	36,165	62,230
ING Solution Income Portfolio - Adviser Class	-	5,700	(5,700)	14,120	72,389	(58,269)
ING Solution Income Portfolio - Initial Class	192,980	-	192,980	-	-	-
ING Solution Income Portfolio - Service Class	506,672	637,329	(130,657)	525,658	424,762	100,896
ING Solution Income Portfolio - Service 2 Class	85,606	153,525	(67,919)	152,073	369,335	(217,262)
ING Solution Moderate Portfolio - Service Class	107,191	86,576	20,615	101,108	42,837	58,271
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,588	2,024	(436)	3,011	4,768	(1,757)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,004,593	3,976,514	(1,971,921)	2,987,974	4,455,573	(1,467,599)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	14,836	18,794	(3,958)	12,421	8,632	3,789
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	3,373	12,112	(8,739)	18,295	21,090	(2,795)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,623,596	3,346,796	276,800	1,836,940	2,279,039	(442,099)
ING T. Rowe Price Growth Equity Portfolio - Service Class	45,715	25,790	19,925	60,573	55,997	4,576
ING Templeton Foreign Equity Portfolio - Adviser Class	6,489	3,941	2,548	42,657	20,292	22,365
ING Templeton Foreign Equity Portfolio - Initial Class	3,997,550	2,632,117	1,365,433	1,320,471	2,097,122	(776,651)
ING Templeton Foreign Equity Portfolio - Service Class	37,814	21,462	16,352	7,170	6,217	953
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	79	1,696	(1,617)	2,196	1,186	1,010
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	298,585	774,879	(476,294)	367,446	1,005,809	(638,363)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	684	1,018	(334)	246	-	246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	5,079	6,868	(1,789)	12,973	13,552	(579)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	462,005	583,913	(121,908)	588,721	545,084	43,637
ING Strategic Allocation Growth Portfolio - Class I	535,864	828,605	(292,741)	721,640	796,849	(75,209)
ING Strategic Allocation Moderate Portfolio - Class I	748,449	968,717	(220,268)	893,158	1,047,207	(154,049)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	2,095	19,964	(17,869)	34,567	7,934	26,633
ING Growth and Income Portfolio - Class I	1,864,713	7,232,016	(5,367,303)	3,234,740	8,466,661	(5,231,921)
ING Growth and Income Portfolio - Class S	608,021	812,449	(204,428)	746,696	150,865	595,831
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	-	93,937	(93,937)	-	41,033	(41,033)
ING GET U.S. Core Portfolio - Series 8	-	32,510	(32,510)	-	1,222	(1,222)
ING GET U.S. Core Portfolio - Series 9	-	9,624	(9,624)	-	3,652	(3,652)
ING GET U.S. Core Portfolio - Series 10	-	4,592	(4,592)	-	1,543	(1,543)
ING GET U.S. Core Portfolio - Series 11	-	2,390	(2,390)	-	8	(8)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	67	(67)	262	-	262
ING BlackRock Science and Technology Opportunities Portfolio - Class I	2,266,985	3,099,304	(832,319)	3,845,670	3,644,092	201,578
ING Index Plus LargeCap Portfolio - Class I	1,493,118	2,945,083	(1,451,965)	1,908,535	3,425,158	(1,516,623)
ING Index Plus LargeCap Portfolio - Class S	2,806	8,454	(5,648)	6,678	3,138	3,540
ING Index Plus MidCap Portfolio - Class I	2,848,417	3,864,188	(1,015,771)	2,206,087	3,194,471	(988,384)
ING Index Plus MidCap Portfolio - Class S	3,212	8,325	(5,113)	3,850	20,710	(16,860)
ING Index Plus SmallCap Portfolio - Class I	1,021,367	1,743,724	(722,357)	1,187,003	1,837,098	(650,095)
ING Index Plus SmallCap Portfolio - Class S	2,033	4,264	(2,231)	8,484	5,753	2,731
ING International Index Portfolio - Class I	596,218	593,093	3,125	652,390	642,818	9,572
ING International Index Portfolio - Class S	10	225	(215)	1,759	2,148	(389)
ING Russell™ Large Cap Growth Index Portfolio - Class I	328,006	148,739	179,267	250,605	157,536	93,069

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Growth Index Portfolio - Class S	36,515	41,596	(5,081)	47,175	43,117	4,058
ING Russell™ Large Cap Index Portfolio - Class I	1,422,438	726,377	696,061	666,388	447,636	218,752
ING Russell™ Large Cap Index Portfolio - Class S	3,677	331	3,346	-	35	(35)
ING Russell™ Large Cap Value Index Portfolio - Class I	4,404	1,478	2,926	4,635	1,581	3,054
ING Russell™ Large Cap Value Index Portfolio - Class S	130,689	81,565	49,124	145,739	110,586	35,153
ING Russell™ Mid Cap Growth Index Portfolio - Class S	143,041	153,238	(10,197)	201,408	156,834	44,574
ING Russell™ Mid Cap Index Portfolio - Class I	2,104,354	879,247	1,225,107	418,472	270,989	147,483
ING Russell™ Small Cap Index Portfolio - Class I	731,375	329,820	401,555	461,382	295,679	165,703
ING Small Company Portfolio - Class I	744,340	1,078,339	(333,999)	891,207	1,216,714	(325,507)
ING Small Company Portfolio - Class S	1,283	1,431	(148)	3,269	245	3,024
ING U.S. Bond Index Portfolio - Class I	676,131	532,536	143,595	724,398	407,676	316,722
ING Variable Products Trust:
ING International Value Portfolio - Class I	2,501,787	3,424,829	(923,042)	940,040	1,721,098	(781,058)
ING International Value Portfolio - Class S	1,704	4,501	(2,797)	3,371	4,711	(1,340)
ING MidCap Opportunities Portfolio - Class I	1,174,727	500,342	674,385	1,207,850	646,052	561,798
ING MidCap Opportunities Portfolio - Class S	46,405	88,765	(42,360)	66,193	99,938	(33,745)
ING SmallCap Opportunities Portfolio - Class I	777,668	483,236	294,432	1,173,326	1,057,523	115,803
ING SmallCap Opportunities Portfolio - Class S	368	1,547	(1,179)	1,327	10,320	(8,993)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	291	166	125	502	3,385	(2,883)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,636	2,038	(402)	638	1,936	(1,298)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	190	1,208	(1,018)	596	784	(188)
Janus Aspen Series Janus Portfolio - Institutional Shares	385	219	166	133	1,264	(1,131)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	826	845	(19)	701	2,386	(1,685)
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	966	1	965	-	-	-
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	713,029	593,589	119,440	319,194	154,166	165,028

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Growth Fund	3,634	1,967	1,667	24,980	23,598	1,382
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	317,956	147,757	170,199	426,317	171,051	255,266
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	9,570	8,962	608	6,620	2,549	4,071
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	794	256	538	4,680	186	4,494
Lord Abbett Mid-Cap Stock Fund, Inc.:
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A	25,682	64,596	(38,914)	70,508	73,959	(3,451)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	4,580	7,532	(2,952)	26,472	55,454	(28,982)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	10,434	1,948	8,486	5,471	1,620	3,851
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	2,105,814	2,584,195	(478,381)	1,618,785	1,811,827	(193,042)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	34,696	4,158	30,538	-	-	-
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	41,546	25,747	15,799	27,552	23,357	4,195
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	6,086	4,362	1,724	5,514	35	5,479
Neuberger Berman Socially Responsive Fund® - Trust Class	249,950	472,913	(222,963)	693,763	352,421	341,342
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	57,483	171,732	(114,249)	106,824	137,030	(30,206)
New Perspective Fund®, Inc. - Class R-4	2,373,994	1,942,250	431,744	1,214,021	1,182,941	31,080
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	48,708	42,937	5,771	12,403	16,627	(4,224)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,360,369	1,801,873	(441,504)	1,258,395	1,364,201	(105,806)
Oppenheimer Developing Markets Fund - Class Y	3,385,861	137,536	3,248,325	-	-	-
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,804	1,955	849	2,807	4,409	(1,602)
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	8,544	10,109	(1,565)	8,520	771	7,749
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	271	1,127	(856)	476	2,767	(2,291)
Oppenheimer Global Strategic Income Fund/VA	23	489	(466)	246	595	(349)
Oppenheimer Main Street Fund®/VA	7	819	(812)	-	926	(926)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	182,436	175,408	7,028	218,051	270,198	(52,147)
Oppenheimer Small- & Mid-Cap Growth Fund/VA	3,344	676	2,668	-	464	(464)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	56,142	162	55,980	2,997	-	2,997
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	648,309	1,109,169	(460,860)	674,437	992,935	(318,498)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,939,234	5,360,948	2,578,286	5,687,875	3,878,698	1,809,177
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	113,259	2,560	110,699	-	-	-
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	49,789	219,656	(169,867)	129,379	164,025	(34,646)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	106,789	5,311	101,478	22,477	163	22,314
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	469,378	887,029	(417,651)	774,618	1,293,891	(519,273)
Pioneer High Yield VCT Portfolio - Class I	514,040	462,880	51,160	609,893	537,946	71,947
Pioneer Mid Cap Value VCT Portfolio - Class I	-	7	(7)	7	-	7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	293,676	243,332	50,344	427,205	327,715	99,490
Columbia Diversified Equity Income Fund - Class R4	5,809	4,833	976	1,425	11,122	(9,697)
The Royce Fund:
Royce Total Return Fund - Class K	179	90	89	3	-	3
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	364,129	373,316	(9,187)	506,249	422,821	83,428
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	5,500	3,360	2,140	22,130	31,238	(9,108)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	5,070	3,279	1,791	4,348	2,876	1,472
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	22,080	29,530	(7,450)	56,362	46,312	10,050
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,638,576	131,445	3,507,131	-	-	-
Templeton Global Bond Fund - Class A	2,976,521	4,055,644	(1,079,123)	3,398,232	3,032,077	366,155
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	3,459	5,895	(2,436)	5,386	19	5,367
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	1,020,359	509,694	510,665	761,742	210,142	551,600
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	799,175	97,178	701,997	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	237	778	(541)	279	813	(534)
Equity Income Portfolio	12,746	9,368	3,378	3,888	2,399	1,489
Small Company Growth Portfolio	547	5,463	(4,916)	3,823	5,230	(1,407)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	926	120	806	110	-	110
Wanger Advisors Trust:
Wanger International	1,884,798	1,522,652	362,146	1,331,698	1,027,764	303,934
Wanger Select	1,455,262	2,054,625	(599,363)	1,615,339	2,027,808	(412,469)
Wanger USA	2,142,008	1,646,399	495,609	1,285,069	878,753	406,316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	113,020	156,742	(43,722)	167,382	195,225	(27,843)
Washington Mutual Investors FundSM, Inc. - Class R-4	1,506,976	1,712,256	(205,280)	1,751,765	1,711,423	40,342
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,486	1,368	1,118	1,482	1,465	17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	549,994	787,628	(237,634)	731,511	1,052,948	(321,437)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2012	314	$13.63	to	$16.93	$ 4,552	0.51%	0.00%	to	1.70%	8.48% to	10.43%
2011	371	$12.54	to	$15.49	$ 4,891	-	0.00%	to	1.70%	-7.81% to	-6.25%
2010	361	$13.57	to	$16.69	$ 5,115	0.08%	0.00%	to	1.70%	10.66% to	12.54%
2009	179	$12.24	to	$14.98	$ 2,312	0.16%	0.00%	to	1.60%	28.13% to	29.73%
2008	23	$9.81	to	$11.62	$ 232	0.80%	0.30%	to	1.60%	-28.60% to	-27.91%
Invesco Small Cap Growth Fund - Class A
2012	2		$16.58		$ 26	-		1.00%		17.17%
2011	2		$14.15		$ 32	-		1.00%		-2.28%
2010	3		$14.48		$ 42	-		1.00%		25.04%
2009	3		$11.58		$ 31	-		1.00%		33.26%
2008	2		$8.69		$ 20	-		1.00%		-39.40%
Invesco International Growth Fund - Class R5
2012	3		$10.24		$ 30	(e)		0.95%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Invesco Endeavor Fund - Class A
2012	2	$14.15	to	$14.54	$ 36	(g)	0.45%	to	1.40%	(g)
2011	-		$12.26		-	(d)		0.75%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Global Health Care Fund - Investor Class
2012	6	$38.71	to	$41.72	$ 234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011	5	$32.54	to	$34.72	$ 176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62	to	$33.40	$ 183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$ 164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$ 122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
Invesco Small Cap Value Fund - Class A
2012	8	$17.69	to	$18.65	$ 141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011	5	$14.69	to	$15.27	$ 82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$ 120	(f)	0.30%	to	1.75%		(f)
2009	6		$12.91		$ 72	(b)		0.45%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Invesco V.I. Core Equity Fund - Series I Shares
2012	3,096	$9.11	to	$16.08	$ 34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011	3,494	$8.08	to	$14.19	$ 34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$ 38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$ 38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$ 31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
Alger Capital Appreciation Fund - Class A
2012	35	$13.55	to	$13.93	$ 492	(e)	0.25%	to	1.20%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Alger Green Fund - Class A
2012	135	$9.35	to	$15.58	$ 2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011	123	$8.25	to	$13.56	$ 1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010	114	$8.90	to	$14.36	$ 1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
2009	91	$8.26	to	$13.24	$ 1,064	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund, Inc. - Class A
2012	16	$12.65	to	$13.23	$ 201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011	16	$10.71	to	$11.32	$ 172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010	18	$10.14	to	$10.79	$ 191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
2009	21	$9.07	to	$9.60	$ 196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
2008	19	$7.62	to	$7.94	$ 146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
AllianceBernstein Growth and Income Portfolio - Class A
2012	36	$13.33	to	$13.44	$ 476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011	41	$11.48	to	$11.57	$ 473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010	42	$10.93	to	$11.11	$ 457	-	1.00%	to	1.25%	11.64%	to	12.00%
2009	44	$9.79	to	$9.92	$ 434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
2008	45	$8.20	to	$8.30	$ 371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
Allianz NFJ Dividend Value Fund - Class A
2012	13	$15.74	to	$15.91	$ 206	2.60%	0.70%	to	1.00%	12.83%
2011	13	$13.95	to	$14.03	$ 179	2.29%	0.80%	to	1.00%	2.05%
2010	19	$13.67	to	$13.74	$ 258	3.06%	0.70%	to	1.00%	11.96%
2009	11		$12.21		$ 134	(b)		1.00%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Allianz NFJ Large-Cap Value Fund - Institutional Class
2012	4		$9.00		$ 35	2.58%		0.80%		13.21%
2011	374	$7.95	to	$8.19	$ 3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$ 1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$ 1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$ 580	(a)	0.00%	to	1.25%		(a)
Allianz NFJ Small-Cap Value Fund - Class A
2012	20	$18.59	to	$20.50	$ 400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011	22	$17.13	to	$18.68	$ 395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$ 398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$ 563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$ 336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Amana Growth Fund
2012	2,780	$11.55	to	$15.64	$ 35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011	2,411	$10.54	to	$14.07	$ 27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$ 18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$ 5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$ 36	(a)		0.05%			(a)
Amana Income Fund
2012	3,978	$11.79	to	$15.12	$ 51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011	3,336	$10.92	to	$13.94	$ 40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$ 29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$ 10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$ 46	(a)		0.05%			(a)
American Balanced Fund® - Class R-3
2012	396	$13.39	to	$15.37	$ 5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011	446	$11.95	to	$13.50	$ 5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$ 6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$ 5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$ 4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
American Century Inflation-Adjusted Bond Fund - Investor Class
2012	4,134	$12.79	to	$13.71	$ 54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011	3,484	$12.22	to	$12.85	$ 43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$ 17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$ 9,060	(b)	0.00%	to	1.65%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
American Century Income & Growth Fund - A Class
2012	552	$11.52	to	$36.79	$ 6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011	523	$10.19	to	$31.52	$ 5,331	1.36%		1.00%		1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$ 5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$ 4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$ 3,705	1.55%		1.00%		-35.46%	to	-35.42%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds American Mutual Fund® - Class R-4
2012	5	$11.58	to	$11.74	$ 61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	1	$10.47	to	$10.54	$ 6	(d)	0.75%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Ariel Appreciation Fund - Investor Class
2012	59	$13.38	to	$15.02	$ 866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011	55	$11.43	to	$12.66	$ 679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$ 833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$ 622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$ 395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
Ariel Fund - Investor Class
2012	258	$11.93	to	$18.86	$ 3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011	286	$10.06	to	$15.99	$ 3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$ 2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$ 1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$ 638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
Artisan International Fund - Investor Shares
2012	537	$9.00	to	$15.91	$ 5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011	354	$7.29	to	$12.80	$ 2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$ 2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$ 1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$ 324	(a)	0.00%	to	1.50%		(a)
Aston/Fairpointe Mid Cap Fund - Class N
2012	712	$9.93	to	$12.85	$ 8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011	512	$10.77	to	$11.04	$ 5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$ 2,925	(c)	0.25%	to	1.50%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Equity Dividend Fund - Investor A Shares
2012	74	$13.39	to	$14.01	$ 1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011	39	$12.26	to	$12.49	$ 487	2.09%	0.25%	to	1.25%	4.75%
2010	15		$11.80		$ 183	(c)		0.80%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2012	556	$17.00	to	$17.96	$ 9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011	478	$15.25	to	$15.91	$ 7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$ 4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$ 263	(b)	0.40%	to	1.40%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
The Bond Fund of AmericaSM, Inc. - Class R-4
2012	942	$11.36	to	$12.18	$ 10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011	831	$10.89	to	$11.50	$ 9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$ 8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$ 5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$ 1,929	(a)	0.00%	to	1.50%		(a)
Calvert VP SRI Balanced Portfolio
2012	1,973	$10.64	to	$35.53	$ 46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011	2,054	$9.72	to	$32.50	$ 44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010	2,182	$9.38	to	$31.39	$ 45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$ 42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$ 35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
Capital World Growth & Income FundSM, Inc. - Class R-3
2012	35	$14.48	to	$15.15	$ 513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011	33	$12.34	to	$12.69	$ 415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010	27	$13.56	to	$13.80	$ 363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
2009	1	$12.84	to	$12.85	$ 14	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Cohen & Steers Realty Shares
2012	197	$10.76	to	$11.03	$ 2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	71	$9.44	to	$9.52	$ 677	(d)	0.25%	to	1.50%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ColumbiaSM Acorn Fund® - Class A
2012	6	$14.30	to	$14.53	$ 85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011	6	$12.34	to	$12.47	$ 69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$ 9	(c)	0.95%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ColumbiaSM Acorn Fund® - Class Z
2012	3	$11.93			$ 39	-		1.25%		16.50%
2011	1,012	$10.24	to	$10.72	$ 10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010	631	$10.87	to	$11.24	$ 7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
2009	275	$8.74	to	$8.92	$ 2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
2008	126	$6.34	to	$6.39	$ 807	(a)	0.00%	to	1.25%		(a)
Columbia Mid Cap Value Fund - Class A
2012	388	$10.32	to	$10.98	$ 4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011	413	$9.00	to	$9.45	$ 3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010	399	$9.54	to	$9.90	$ 3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
2009	371	$7.90	to	$8.11	$ 2,961	0.84%	0.00%	to	1.60%	30.15%	to	32.30%
2008	258	$6.07	to	$6.13	$ 1,575	(a)	0.00%	to	1.55%		(a)
Columbia Mid Cap Value Fund - Class Z
2012	-		$10.84		$ 1	0.75%		0.80%		15.94%
2011	557	$9.35	to	$9.63	$ 5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010	273	$9.82	to	$10.03	$ 2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
2009	161	$8.04	to	$8.14	$ 1,314	1.07%	0.00%	to	0.80%	31.59%	to	32.57%
2008	91	$6.11	to	$6.14	$ 561	(a)	0.00%	to	0.80%		(a)

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income
	(000's)	(lowest to highest)		(000's)	RatioA
CRM Mid Cap Value Fund - Investor Shares
2012	15	$14.83 to	$15.55	$ 232	0.89%
2011	16	$12.93 to	$13.28	$ 216	0.46%
2010	16	$14.11 to	$14.37	$ 223	0.68%
2009	6	$12.15 to	$12.17	$ 70	(b)
2008	(b)	(b)		(b)	(b)
Delaware Diversified Income Fund - Class A
2012	79	$10.10		$ 801	(e)
2011	(e)	(e)		(e)	(e)
2010	(e)	(e)		(e)	(e)
2009	(e)	(e)		(e)	(e)
2008	(e)	(e)		(e)	(e)
Dodge & Cox International Stock Fund
2012	19	$11.48 to	$11.88	$ 224	2.78%
2011	14	$9.69 to	$9.89	$ 136	4.29%
2010	-	$11.80		$ 4	(c)
2009	(c)	(c)		(c)	(c)
2008	(c)	(c)		(c)	(c)
Dodge & Cox Stock Fund
2012	2	$12.99 to	$13.16	$ 28	(g)
2011	2	$10.86 to	$10.98	$ 24	(d)
2010	(d)	(d)		(d)	(d)
2009	(d)	(d)		(d)	(d)
2008	(d)	(d)		(d)	(d)
DWS Equity 500 Index Fund - Class S
2012	31	$15.62		$ 491	2.02%
2011	29	$13.65		$ 400	1.86%
2010	26	$13.53		$ 351	1.67%
2009	21	$11.89		$ 247	1.93%
2008	18	$9.51		$ 168	2.02%

Expense RatioB			Total ReturnC
(lowest to highest)			(lowest to highest)

0.45%	to	1.75%	15.93% to	17.09%
0.45%	to	1.45%	-8.33% to	-7.59%
0.45%	to	1.55%	17.78% to	18.08%
0.45%	to	0.70%	(b)
	(b)		(b)

	0.95%		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)

0.75%	to	1.95%	18.85% to	20.12%
0.75%	to	1.85%	-
	1.35%		(c)
	(c)		(c)
	(c)		(c)

1.35%	to	1.80%	(g)
1.15%	to	1.70%	(d)
	(d)		(d)
	(d)		(d)
	(d)		(d)

	1.00%		14.43%
	1.00%		0.89%
	1.00%		13.79%
	1.00%		25.03%
	1.00%		-37.72%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2012	7	$14.13	to	$14.69	$ 98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011	4	$12.29	to	$12.74	$ 46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010	3	$13.20	to	$13.40	$ 38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1		$12.21		$ 13	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
EuroPacific Growth Fund® - Class R-3
2012	494	$16.16	to	$18.56	$ 8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011	649	$13.81	to	$15.61	$ 9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010	742	$16.06	to	$18.12	$ 12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98	to	$16.61	$ 11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99	to	$11.98	$ 7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
EuroPacific Growth Fund® - Class R-4
2012	15,728	$8.91	to	$18.86	$ 268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011	16,297	$7.54	to	$15.82	$ 235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010	16,595	$8.81	to	$18.31	$ 279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$ 247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$ 155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
Fidelity® Advisor New Insights Fund - Institutional Class
2012	34	$13.44	to	$14.06	$ 465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011	22	$11.82	to	$12.15	$ 259	-	0.40%	to	1.85%		-
2010	3	$12.21	to	$12.24	$ 38	(c)	0.90%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2012	11,678	$9.38	to	$32.52	$ 264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011	13,226	$8.07	to	$28.04	$ 256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$ 280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$ 263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$ 213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2012	11,796	$9.10	to	$30.59	$ 225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011	12,717	$8.01	to	$26.98	$ 214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$ 225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$ 190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$ 159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
Fidelity® VIP High Income Portfolio - Initial Class
2012	852	$14.20	to	$15.24	$ 12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011	770	$12.55	to	$13.54	$ 9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$ 9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$ 9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$ 5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
Fidelity® VIP Overseas Portfolio - Initial Class
2012	1,924	$7.61	to	$20.76	$ 29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011	2,181	$6.36	to	$17.19	$ 27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$ 36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$ 35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$ 29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2012	36,247	$9.84	to	$41.86	$ 1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011	37,831	$8.53	to	$36.35	$ 988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$ 1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$ 970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$ 722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
Fidelity® VIP Index 500 Portfolio - Initial Class
2012	3,845	$29.93	to	$30.12	$ 115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011	3,936	$26.07	to	$26.27	$ 103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$ 106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$ 95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$ 75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2012	1,299		$15.86		$ 20,599	0.66%		-		14.84%
2011	1,311		$13.81		$ 18,110	0.26%		-		-10.61%
2010	1,329		$15.45		$ 20,531	0.39%		-		28.86%
2009	1,163		$11.99		$ 13,948	0.73%		-		40.07%
2008	935		$8.56		$ 8,006	0.55%		-		-39.42%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2012	905	$24.83	to	$24.99	$ 22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011	930	$22.29	to	$22.46	$ 20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$ 22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$ 20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$ 15,560	3.00%	0.95%	to	1.00%	-29.42%
Mutual Global Discovery Fund - Class R
2012	131	$10.55	to	$19.27	$ 2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011	171	$15.28	to	$17.07	$ 2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$ 3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$ 3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$ 2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
Franklin Small-Mid Cap Growth Fund - Class A
2012	36	$14.29	to	$15.98	$ 553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011	49	$12.78	to	$14.45	$ 673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$ 681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$ 563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$ 396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
Franklin Small Cap Value Securities Fund - Class 2
2012	5,113	$11.56	to	$24.11	$ 110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011	5,934	$9.85	to	$20.36	$ 109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$ 119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$ 86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$ 63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM, Inc. - Class R-3
2012	116	$9.85	to	$10.59	$ 1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011	123	$8.57	to	$9.06	$ 1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$ 793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$ 505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$ 13	(a)	0.40%	to	1.35%		(a)
Fundamental InvestorsSM, Inc. - Class R-4
2012	3,619	$10.01	to	$10.73	$ 37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011	3,649	$8.68	to	$9.17	$ 32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$ 31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$ 21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$ 8,280	(a)	0.00%	to	1.50%		(a)
The Growth Fund of America® - Class R-3
2012	847	$11.56	to	$15.78	$ 12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011	1,165	$9.71	to	$13.13	$ 14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$ 17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$ 15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$ 9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
The Growth Fund of America® - Class R-4
2012	19,382	$9.90	to	$16.17	$ 287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011	21,865	$8.28	to	$13.42	$ 271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$ 313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$ 277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$ 181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
The Hartford Capital Appreciation Fund - Class R4
2012	14		$11.55		$ 159	0.60%		0.65%		19.44%
2011	18		$9.67		$ 173	1.65%		0.65%		-15.77%
2010	17		$11.48		$ 190	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Hartford Dividend and Growth Fund - Class R4
2012	21		$12.55		$ 261	1.38%		0.65%		12.15%
2011	2		$11.19		$ 28	-		0.65%		0.27%
2010	4		$11.16		$ 46	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
The Income Fund of America® - Class R-3
2012	129	$14.22	to	$16.33	$ 1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011	153	$13.10	to	$14.63	$ 2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$ 1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$ 1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$ 1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
ING Balanced Portfolio - Class I
2012	12,021	$10.53	to	$42.33	$ 305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011	13,209	$9.35	to	$37.60	$ 299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$ 347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$ 341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$ 314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
ING Growth Opportunities Fund - Class A
2012	5		$13.81		$ 63	(e)		1.15%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Real Estate Fund - Class A
2012	92	$19.20	to	$22.05	$ 1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011	114	$17.05	to	$19.12	$ 2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$ 1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$ 1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$ 1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Value Choice Fund - Class A
2012	-		$11.65		$ 4	(g)		0.50%			(g)
2011	-		$11.90		$ 3	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING GNMA Income Fund - Class A
2012	338	$10.94	to	$17.22	$ 4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011	355	$10.80	to	$16.78	$ 4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$ 4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$ 4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$ 2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
ING Intermediate Bond Fund - Class A
2012	225	$13.25	to	$15.21	$ 3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011	251	$12.36	to	$13.98	$ 3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$ 4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$ 3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$ 3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
ING Intermediate Bond Portfolio - Class I
2012	16,602	$12.85	to	$103.21	$ 408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011	17,019	$11.86	to	$95.33	$ 386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$ 383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$ 378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$ 350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
ING Intermediate Bond Portfolio - Class S
2012	89		$13.55		$ 1,202	4.71%		0.35%		8.66%
2011	74		$12.47		$ 922	5.44%		0.35%		6.95%
2010	44		$11.66		$ 511	5.81%		0.35%		9.07%
2009	33		$10.69		$ 349	7.13%		0.35%		10.89%
2008	22		$9.64		$ 212	5.64%		0.35%		-8.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2012	974	$10.93	to	$15.92	$ 14,469	0.74%	0.00%	to	1.50%	16.98%	to	18.72%
2011	892	$9.29	to	$13.41	$ 11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$ 10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$ 9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$ 7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
2012	9		$11.26		$ 97	-		0.35%		5.73%
2011	7		$10.65		$ 74	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	8,458	$9.29	to	$10.77	$ 85,929	0.77%	0.00%	to	1.50%	13.02%	to	14.73%
2011	9,172	$8.22	to	$9.41	$ 82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$ 84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$ 79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
2008	10,055	$5.87	to	$6.43	$ 63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	47	$10.37	to	$15.37	$ 502	0.57%	0.00%	to	1.40%	13.77%	to	14.47%
2011	51	$10.49	to	$13.51	$ 551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$ 196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$ 158	-	0.00%	to	0.50%	29.47%	to	30.23%
2008	12	$7.33	to	$7.41	$ 86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
2012	29		$10.32		$ 294	0.36%		0.35%		13.78%
2011	29		$9.07		$ 261	0.42%		0.35%		-1.95%
2010	24		$9.25		$ 220	-		0.35%		12.80%
2009	22		$8.20		$ 177	-		0.35%		29.54%
2008	12		$6.33		$ 79	-		0.35%		-39.43%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Adviser Class
2012	1		$11.10		$ 7	-		0.35%		24.72%
2011	-		$8.90		$ 2	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Global Real Estate Portfolio - Institutional Class
2012	6,449	$11.73	to	$12.52	$ 77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011	5,765	$9.44	to	$9.93	$ 55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010	5,816	$10.11	to	$10.47	$ 59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$ 50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%
2008	5,361	$6.69	to	$6.73	$ 35,967	(a)	0.00%	to	1.50%		(a)
ING Clarion Real Estate Portfolio - Adviser Class
2012	4	$11.24			$ 41	-		0.35%		14.69%
2011	2		$9.80		$ 18	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Real Estate Portfolio - Institutional Class
2012	175	$12.31	to	$13.17	$ 2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011	188	$10.84	to	$11.48	$ 2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010	182	$10.07	to	$10.56	$ 1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$ 1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$ 724	1.92%		0.95%		-38.89%
ING Clarion Real Estate Portfolio - Service Class
2012	4,181	$11.34	to	$13.80	$ 54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011	4,216	$9.91	to	$11.95	$ 48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010	3,935	$9.13	to	$10.91	$ 41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$ 26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
2008	2,819	$5.33	to	$6.27	$ 17,289	1.39%	0.00%	to	1.50%	-39.46%	to	-38.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2012	2,655	$10.45	to	$10.47	$ 27,744	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	3,077	$10.44	to	$16.96	$ 48,491	0.53%	0.00%	to	1.60%	12.81% to	14.67%
2011	4,580	$9.19	to	$14.79	$ 64,098	0.20%	0.00%	to	1.60%	-12.28% to	-10.93%
2010	4,086	$10.41	to	$16.61	$ 64,558	0.15%	0.00%	to	1.80%	26.45% to	28.45%
2009	3,350	$8.18	to	$12.94	$ 41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$ 21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2012	1		$9.72		$ 8	-		0.35%		14.08%
2011	1		$8.52		$ 12	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Adviser Class
2012	-		$8.46		$ 2	-		0.35%		-3.42%
2011	-		$8.76		$ 2	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Institutional Class
2012	2		$12.16		$ 26	-		0.20%		-2.80%
2011	2		$12.51		$ 30	-		0.20%		-9.08%
2010	2		$13.76		$ 33	-		0.20%		21.66%
2009	2		$11.31		$ 27	-		0.20%		37.59%
2008	3		$8.22		$ 25	2.90%		0.20%		-40.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2012	9,081	$8.56	to	$13.18	$ 101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011	10,492	$8.89	to	$13.59	$ 122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$ 133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$ 107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$ 73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class
2012	634	$10.36	to	$10.38	$ 6,568	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	1,367	$9.94	to	$14.04	$ 17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011	1,721	$8.75	to	$12.25	$ 19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$ 21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$ 18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$ 13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2012	16		$19.07		$ 307	-		0.35%		18.30%
2011	18		$16.12		$ 286	0.87%		0.35%		-18.83%
2010	20		$19.86		$ 405	0.48%		0.35%		19.49%
2009	25		$16.62		$ 421	1.01%		0.35%		70.29%
2008	18		$9.76		$ 171	3.71%		0.35%		-51.61%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2012	1,631	$19.87	to	$19.94	$ 32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011	1,715	$16.84	to	$16.87	$ 28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$ 40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$ 36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$ 18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	1,166	$9.51	to	$24.70	$ 26,309	-	0.00%	to	1.50%	17.35% to	19.08%
2011	1,268	$8.05	to	$20.76	$ 23,894	0.83%	0.00%	to	1.50%	-19.51% to	-18.26%
2010	1,441	$9.94	to	$25.42	$ 33,720	0.48%	0.00%	to	1.55%	18.45% to	20.31%
2009	1,541	$8.33	to	$21.25	$ 30,187	1.31%	0.00%	to	1.55%	68.93% to	71.51%
2008	1,357	$4.89	to	$12.39	$ 15,725	2.46%	0.00%	to	1.50%	-52.01% to	-51.32%
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2012	1		$10.70		$ 16	-		0.35%		17.84%
2011	1		$9.08		$ 9	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2012	851	$10.59	to	$10.60	$ 9,013	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2012	524	$11.97	to	$17.29	$ 8,402	0.25%	0.00%	to	1.50%	16.92% to	18.67%
2011	631	$10.18	to	$14.57	$ 8,714	0.37%	0.00%	to	1.50%	-2.80% to	-1.29%
2010	466	$10.41	to	$14.76	$ 6,554	0.28%	0.00%	to	1.50%	24.86% to	26.70%
2009	324	$8.29	to	$11.65	$ 3,617	0.45%	0.00%	to	1.50%	25.40% to	27.40%
2008	241	$6.57	to	$9.15	$ 2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
ING Large Cap Growth Portfolio - Adviser Class
2012	13		$12.10		$ 155	0.75%		0.35%		17.13%
2011	11		$10.33		$ 113	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Growth Portfolio - Institutional Class
2012	15,966	$11.94	to	$16.43	$ 193,340	0.58%	0.00%	to	1.50%	16.26% to	18.10%
2011	12,873	$10.27	to	$14.05	$ 133,022	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Large Cap Growth Portfolio - Service Class
2012	25	$12.06	to	$13.93	$ 338	0.33%	0.00%	to	1.40%	16.14% to	17.87%
2011	25	$10.32	to	$15.22	$ 266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$ 3,252	0.33%	0.00%	to	0.50%	13.68% to	14.19%
2009	29	$13.16	to	$13.39	$ 378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$ 35	-	0.00%	to	0.50%	-27.53%
ING Large Cap Value Portfolio - Institutional Class
2012	22,249	$9.15	to	$10.76	$ 217,365	2.56%	0.00%	to	1.95%	12.41% to	14.71%
2011	24,706	$8.14	to	$9.38	$ 212,312	1.28%	0.00%	to	1.95%	1.50% to	3.53%
2010	16,432	$8.02	to	$9.06	$ 137,628	2.49%	0.00%	to	1.95%	17.08% to	19.37%
2009	17,629	$6.85	to	$7.59	$ 124,824	-	0.00%	to	1.95%	10.45% to	12.77%
2008	17,559	$6.20	to	$6.74	$ 111,368	3.16%	0.00%	to	1.95%	-31.49% to	-30.28%
ING Large Cap Value Portfolio - Service Class
2012	72	$9.24	to	$9.91	$ 708	2.35%	0.50%	to	1.55%	12.55% to	13.78%
2011	95	$8.21	to	$8.71	$ 821	1.94%	0.50%	to	1.55%	2.18%
2010	-		$8.26		$ 3	-		1.05%		18.00%
2009	-		$7.00		$ 3	(b)		1.05%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING Limited Maturity Bond Portfolio - Adviser Class
2012	2		$10.06		$ 17	(e)		0.35%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Institutional Class
2012	893	$10.64	to	$11.45	$ 9,713	0.71%	0.00%	to	1.50%	8.02%	to	12.92%
2011	904	$9.58	to	$10.14	$ 8,799	0.51%	0.00%	to	1.50%	-2.84%	to	-1.46%
2010	921	$9.82	to	$10.29	$ 9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$ 7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$ 5,214	(a)	0.00%	to	1.50%		(a)
ING Marsico Growth Portfolio - Service Class
2012	8	$11.12	to	$13.41	$ 97	0.30%	0.35%	to	1.45%	10.94%	to	12.21%
2011	48	$9.91	to	$12.28	$ 570	0.18%	0.25%	to	1.45%	-2.98%	to	-1.84%
2010	43	$10.12	to	$12.51	$ 522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$ 337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
2008	39	$6.59	to	$8.08	$ 306	0.09%	0.35%	to	1.20%	-40.94%	to	-40.60%
ING MFS Total Return Portfolio - Adviser Class
2012	89		$12.79		$ 1,139	2.21%		0.35%		10.35%
2011	97		$11.59		$ 1,120	2.56%		0.35%		0.87%
2010	93		$11.49		$ 1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$ 896	2.58%		0.35%		17.13%
2008	55		$8.99		$ 497	4.89%		0.35%		-22.90%
ING MFS Total Return Portfolio - Institutional Class
2012	4,607	$12.16	to	$12.20	$ 56,102	2.74%	0.95%	to	1.10%	10.24%	to	10.41%
2011	5,037	$11.03	to	$11.05	$ 55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$ 60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$ 58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$ 51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
ING MFS Total Return Portfolio - Service Class
2012	1,604	$10.76	to	$17.81	$ 25,679	2.46%	0.00%	to	1.65%	9.38%	to	11.27%
2011	1,712	$9.76	to	$16.06	$ 24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$ 25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$ 25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$ 22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2012	2,264	$11.07	to	$21.73	$ 45,560	3.18%	0.00%	to	1.50%	11.64%	to	13.30%
2011	2,369	$9.86	to	$19.18	$ 42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$ 37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$ 34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$ 24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
ING Morgan Stanley Global Franchise Portfolio - Adviser Class
2012	3		$11.23		$ 31	4.35%		0.35%		14.94%
2011	1		$9.77		$ 15	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Adviser Class
2012	5		$11.23		$ 51	5.00%		0.35%		13.32%
2011	3		$9.91		$ 29	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Institutional Class
2012	2,180	$10.44	to	$16.43	$ 28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011	697	$14.47	to	$14.50	$ 10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$ 6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$ 3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$ 609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
ING PIMCO High Yield Portfolio - Service Class
2012	1,792	$15.08	to	$18.65	$ 30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011	1,538	$13.34	to	$16.36	$ 23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$ 20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$ 12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$ 4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Institutional Class
2012	1,794	$9.41	to	$11.93	$ 19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011	1,981	$8.60	to	$10.90	$ 19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$ 20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$ 15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$ 11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
ING Pioneer Fund Portfolio - Service Class
2012	26	$10.24	to	$10.73	$ 273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011	28	$9.42	to	$9.80	$ 271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$ 473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$ 353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$ 109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
ING Pioneer Mid Cap Value Portfolio - Adviser Class
2012	2		$10.80		$ 23	(e)		0.35%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2012	6,796	$9.67	to	$11.90	$ 76,026	1.13%	0.00%	to	1.70%	9.31%	to	11.32%
2011	7,967	$8.77	to	$10.70	$ 80,950	1.54%	0.00%	to	1.90%	-6.42%	to	-4.80%
2010	8,727	$9.30	to	$11.24	$ 93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$ 83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$ 65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	34	$10.35	to	$11.66	$ 378	0.81%	0.10%	to	1.50%	9.37%	to	10.94%
2011	35	$9.44	to	$10.51	$ 359	1.34%	0.10%	to	1.65%	-6.60%	to	-5.06%
2010	36	$10.30	to	$11.07	$ 390	0.82%	0.10%	to	1.65%	16.13%	to	17.77%
2009	37	$8.91	to	$9.40	$ 342	1.47%	0.10%	to	1.55%	23.49%	to	25.00%
2008	28	$7.27	to	$7.52	$ 204	3.64%	0.10%	to	1.35%	-34.03%	to	-33.30%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2012	18		$10.97		$ 195	1.76%		0.35%		13.68%
2011	15		$9.65		$ 146	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2012	10,830	$10.38	to	$10.40	$ 112,414	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	23,795	$12.33	to	$17.12	$ 377,748	1.56%	0.00%	to	1.55%	12.76% to	14.52%
2011	28,088	$10.86	to	$14.95	$ 396,097	1.97%	0.00%	to	1.55%	1.28% to	2.89%
2010	25,529	$10.65	to	$14.53	$ 352,842	1.74%	0.00%	to	1.55%	12.32% to	13.97%
2009	21,112	$9.42	to	$12.75	$ 257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$ 158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2012	128		$12.82		$ 1,638	1.75%		0.35%		16.23%
2011	131		$11.03		$ 1,447	1.86%		0.35%		-1.52%
2010	121		$11.20		$ 1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$ 1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$ 918	3.48%		0.35%		-36.19%
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	5,641	$10.06	to	$20.53	$ 104,568	1.97%	0.00%	to	1.65%	15.46% to	17.25%
2011	6,232	$8.66	to	$17.51	$ 100,170	1.97%	0.00%	to	1.50%	-2.41% to	-0.89%
2010	6,508	$8.82	to	$17.67	$ 106,214	1.54%	0.00%	to	1.65%	13.06% to	15.00%
2009	7,785	$7.73	to	$15.37	$ 110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$ 74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio - Adviser Class
2012	11		$9.00		$ 102	-		0.35%		17.96%
2011	11		$7.63		$ 83	3.66%		0.35%		-13.00%
2010	9		$8.77		$ 81	0.78%		0.35%		13.02%
2009	23		$7.76		$ 175	-		0.35%		36.62%
2008	11		$5.68		$ 65	-		0.35%		-49.87%
ING T. Rowe Price International Stock Portfolio - Service Class
2012	527	$7.78	to	$15.43	$ 7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011	564	$6.61	to	$12.99	$ 6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$ 8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$ 8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$ 6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
ING Templeton Global Growth Portfolio - Institutional Class
2012	52	$15.51	to	$16.42	$ 841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011	53	$12.90	to	$13.54	$ 709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$ 735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$ 738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$ 774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
ING Templeton Global Growth Portfolio - Service Class
2012	458	$9.34	to	$11.11	$ 4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011	438	$7.74	to	$9.14	$ 3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$ 3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$ 3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$ 2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
ING U.S. Stock Index Portfolio - Institutional Class
2012	534	$10.44	to	$15.09	$ 7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011	532	$11.84	to	$13.03	$ 6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$ 6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$ 3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$ 2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2012	19,232	$10.05	to	$57.08	$ 295,287	0.03%	0.00%	to	1.85%	-1.53% to	0.07%
2011	21,788	$10.14	to	$57.32	$ 341,904	0.00%	0.00%	to	1.60%	-1.51% to	0.06%
2010	21,616	$10.23	to	$57.51	$ 342,560	0.02%	0.00%	to	1.85%	-1.61% to	0.29%
2009	24,663	$10.28	to	$57.57	$ 403,501	0.30%	0.00%	to	2.05%	-1.69% to	0.35%
2008	32,012	$10.33	to	$57.58	$ 541,019	5.05%	0.00%	to	1.95%	0.93% to	13.38%
ING Global Real Estate Fund - Class A
2012	5	$18.11	to	$18.72	$ 92	5.16%	0.50%	to	1.40%	24.30% to	24.63%
2011	4	$14.90	to	$15.02	$ 63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$ 48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$ 24	(b)	0.50%	to	0.80%	(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING International SmallCap Fund - Class A
2012	25	$15.64	to	$17.64	$ 418	0.90%	0.00%	to	1.35%	18.57% to	20.16%
2011	79	$13.14	to	$14.68	$ 1,134	1.38%	0.00%	to	1.40%	-18.79% to	-17.62%
2010	101	$15.79	to	$17.82	$ 1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$ 1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$ 1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
ING American Century Small-Mid Cap Value Portfolio - Adviser Class
2012	8		$15.06		$ 119	0.87%		0.35%		15.67%
2011	8		$13.02		$ 110	1.08%		0.35%		-3.77%
2010	6		$13.53		$ 76	1.56%		0.35%		21.35%
2009	5		$11.15		$ 52	-		0.35%		34.66%
2008	5		$8.28		$ 39	2.63%		0.35%		-26.92%
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2012	774	$12.65	to	$13.09	$ 10,028	0.02%	0.00%	to	1.40%	14.90% to	15.43%
2011	-	$11.01	to	$11.08	$ 5	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	2,169	$13.08	to	$22.20	$ 43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011	2,497	$10.97	to	$19.08	$ 44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010	2,506	$11.41	to	$19.70	$ 45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
2009	2,396	$9.42	to	$16.14	$ 35,995	1.64%	0.00%	to	1.50%	33.70%	to	35.74%
2008	1,988	$7.00	to	$11.90	$ 22,075	0.80%	0.00%	to	1.50%	-27.69%	to	-26.54%
ING Baron Growth Portfolio - Adviser Class
2012	96		$14.80		$ 1,419	-		0.35%		18.97%
2011	99		$12.44		$ 1,233	-		0.35%		1.55%
2010	102		$12.25		$ 1,247	-		0.35%		25.77%
2009	97		$9.74		$ 947	-		0.35%		34.34%
2008	30		$7.25		$ 216	-		0.35%		-41.58%
ING Baron Growth Portfolio - Service Class
2012	6,184	$11.46	to	$24.57	$ 129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011	6,828	$9.66	to	$20.75	$ 121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010	6,913	$9.54	to	$20.51	$ 122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$ 100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
2008	6,207	$5.66	to	$12.23	$ 66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
ING Columbia Small Cap Value II Portfolio - Adviser Class
2012	26		$10.55		$ 279	0.39%		0.35%		13.56%
2011	25		$9.29		$ 234	0.77%		0.35%		-3.23%
2010	3		$9.60		$ 26	-		0.35%		24.51%
2009	3		$7.71		$ 21	(b)		0.35%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Columbia Small Cap Value II Portfolio - Service Class
2012	293	$10.51	to	$11.78	$ 3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011	312	$9.31	to	$10.34	$ 3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$ 2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$ 1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$ 953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service Class
2012	653	$9.06	to	$21.76	$ 12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011	730	$8.15	to	$19.38	$ 11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$ 14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$ 12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$ 8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2012	437	$10.39	to	$13.51	$ 4,543	-	0.00%	to	0.45%	14.30%
2011	692	$11.51	to	$11.82	$ 7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$ 14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$ 9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$ 6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
ING Global Bond Portfolio - Adviser Class
2012	26		$15.00		$ 388	5.74%		0.35%		6.99%
2011	29		$14.02		$ 413	7.47%		0.35%		2.94%
2010	35		$13.62		$ 471	3.38%		0.35%		14.74%
2009	20		$11.87		$ 239	2.82%		0.35%		20.63%
2008	26		$9.84		$ 258	6.75%		0.35%		-16.26%
ING Global Bond Portfolio - Initial Class
2012	10,197	$12.96	to	$16.05	$ 151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011	11,179	$12.12	to	$14.91	$ 155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$ 154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$ 132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$ 109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
ING Global Bond Portfolio - Service Class
2012	98	$12.68	to	$13.98	$ 1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011	72	$11.94	to	$13.18	$ 891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010	90	$11.68	to	$12.93	$ 1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$ 609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$ 216	0.40%	0.40%	to	1.50%	-17.03%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Core Portfolio - Adviser Class
2012	56		$11.14		$ 627	-		0.35%		8.26%
2011	60		$10.29		$ 614	0.60%		0.35%		-13.82%
2010	32		$11.94		$ 383	1.23%		0.35%		10.45%
2009	40		$10.81		$ 429	0.83%		0.35%		43.56%
2008	39		$7.53		$ 295	0.25%		0.35%		-40.24%
ING Growth and Income Core Portfolio - Initial Class
2012	3,251	$6.47	to	$31.73	$ 70,374	0.44%	0.00%	to	1.50%	7.63% to	9.33%
2011	3,771	$6.01	to	$29.36	$ 75,735	0.79%	0.00%	to	1.50%	-14.42% to	-13.08%
2010	4,052	$7.02	to	$34.13	$ 93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$ 89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$ 61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
ING Index Solution 2015 Portfolio - Initial Class
2012	20	$11.68	to	$14.37	$ 270	2.14%	0.80%	to	1.40%	9.01% to	9.40%
2011	1	$10.70	to	$13.08	$ 11	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2015 Portfolio - Service Class
2012	58	$11.97	to	$14.23	$ 787	1.79%	0.00%	to	0.80%	9.38% to	10.22%
2011	44	$10.86	to	$13.01	$ 552	0.99%	0.00%	to	0.75%	0.08% to	0.74%
2010	5	$10.78	to	$13.00	$ 55	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2015 Portfolio - Service 2 Class
2012	82	$11.79	to	$12.33	$ 981	1.80%	0.00%	to	1.55%	8.36% to	9.86%
2011	72	$10.88	to	$11.16	$ 798	2.29%	0.20%	to	1.55%	-0.91% to	0.45%
2010	62	$10.98	to	$11.11	$ 687	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Initial Class
2012	32	$12.14	to	$15.12	$ 476	2.17%	0.95%	to	1.40%	11.73% to	12.17%
2011	6	$10.86	to	$13.48	$ 78	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Service Class
2012	6	$12.44	to	$15.04	$ 87	1.47%	0.00%	to	0.75%	12.24% to	13.09%
2011	4	$11.00	to	$13.40	$ 49	5.19%	0.00%	to	0.75%	-2.26% to	-1.52%
2010	2	$11.17	to	$13.71	$ 28	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2025 Portfolio - Service 2 Class
2012	204	$12.30	to	$12.87	$ 2,563	1.36%	0.00%	to	1.55%	11.11% to	12.59%
2011	178	$11.07	to	$11.36	$ 2,003	1.87%	0.20%	to	1.55%	-3.23% to	-1.90%
2010	132	$11.44	to	$11.58	$ 1,519	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2035 Portfolio - Initial Class
2012	24	$15.41	to	$15.59	$ 372	1.45%	0.95%	to	1.40%	13.90% to	14.38%
2011	3	$13.53	to	$13.63	$ 42	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Service Class
2012	13	$12.64	to	$15.50	$ 169	0.80%	0.00%	to	0.80%	14.22% to	15.12%
2011	7	$10.98	to	$13.57	$ 80	1.96%	0.00%	to	0.75%	-3.96% to	-3.26%
2010	2	$11.35	to	$14.13	$ 22	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2035 Portfolio - Service 2 Class
2012	141	$12.54	to	$13.11	$ 1,815	1.13%	0.00%	to	1.55%	13.28% to	14.94%
2011	139	$11.07	to	$11.38	$ 1,557	1.59%	0.10%	to	1.55%	-4.90% to	-3.48%
2010	92	$11.64	to	$11.79	$ 1,083	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Initial Class
2012	3	$15.86	to	$16.05	$ 48	-	0.95%	to	1.40%	14.51% to	15.14%
2011	1	$13.85	to	$13.94	$ 17	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Service Class
2012	2	$12.84	to	$15.95	$ 34	-	0.00%	to	0.80%	14.94% to	15.88%
2011	2	$11.08	to	$13.87	$ 19	-	0.00%	to	0.80%	-4.80% to	-4.15%
2010	-	$11.56	to	$14.57	$ 1	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Service 2 Class
2012	101	$12.71	to	$13.30	$ 1,308	1.08%	0.00%	to	1.55%	13.89% to	15.61%
2011	81	$11.16	to	$11.47	$ 923	1.19%	0.10%	to	1.55%	-5.82% to	-4.42%
2010	49	$11.85	to	$12.00	$ 584	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Initial Class
2012	2	$12.50	to	$12.64	$ 20	-	0.95%	to	1.35%	15.12%
2011	-		$10.98		-	(d)		0.95%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service Class
2012	16	$12.44	to	$12.86	$ 202	-	0.00%	to	1.25%	14.44% to 15.86%
2011	6	$10.87	to	$11.10	$ 64	-	0.00%	to	1.25%	-5.04% to -4.15%
2010	-	$11.51	to	$11.58	$ 3	(c)	0.00%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Service 2 Class
2012	7	$12.30	to	$12.82	$ 92	-	0.00%	to	1.55%	14.35% to 14.89%
2011	5	$10.87	to	$10.97	$ 53	-	0.60%	to	1.15%	-5.21%
2010	-		$11.51		-	(c)	0.90%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution Income Portfolio - Service Class
2012	84	$11.77	to	$13.55	$ 1,133	2.02%	0.00%	to	0.80%	7.63% to 8.58%
2011	51	$10.84	to	$12.59	$ 645	(d)	0.00%	to	0.80%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution Income Portfolio - Service 2 Class
2012	19	$11.50	to	$11.86	$ 226	2.91%	0.50%	to	1.55%	6.68% to 7.76%
2011	17	$10.78	to	$10.97	$ 186	2.89%	0.60%	to	1.55%	0.94% to 1.86%
2010	15	$10.68	to	$10.76	$ 160	(c)	0.65%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Invesco Van Kampen Comstock Portfolio - Adviser Class
2012	27		$12.32		$ 334	0.95%		0.35%		17.89%
2011	28		$10.45		$ 297	1.32%		0.35%		-2.70%
2010	29		$10.74		$ 307	1.02%		0.35%		14.38%
2009	30		$9.39		$ 284	2.04%		0.35%		27.76%
2008	28		$7.35		$ 206	3.06%		0.35%		-36.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	3,281	$10.03	to	$17.01	$ 48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011	3,682	$8.53	to	$14.49	$ 46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010	4,016	$8.79	to	$14.95	$ 52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$ 51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
2008	4,775	$6.03	to	$10.31	$ 42,974	3.72%	0.00%	to	1.95%	-37.70%	to	-36.68%
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class
2012	54		$13.20		$ 712	1.62%		0.35%		11.86%
2011	55		$11.80		$ 649	2.05%		0.35%		-1.91%
2010	43		$12.03		$ 523	1.38%		0.35%		11.39%
2009	46		$10.80		$ 492	1.50%		0.35%		21.62%
2008	35		$8.88		$ 308	7.05%		0.35%		-24.04%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	16,784	$11.13	to	$15.37	$ 232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011	18,261	$9.95	to	$13.67	$ 228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010	19,572	$10.15	to	$13.81	$ 249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$ 240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$ 216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	6	$42.58	to	$43.78	$ 277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011	6	$38.32	to	$39.30	$ 229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010	5	$39.32	to	$40.23	$ 214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$ 149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$ 157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2012	23		$14.90		$ 348	0.61%		0.35%		19.30%
2011	25		$12.49		$ 308	0.58%		0.35%		1.30%
2010	31		$12.33		$ 378	0.60%		0.35%		22.20%
2009	29		$10.09		$ 292	1.12%		0.35%		24.88%
2008	30		$8.08		$ 245	1.58%		0.35%		-33.44%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2012	90		$10.09		$ 904	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	1,951	$11.89	to	$23.72	$ 40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011	1,760	$10.00	to	$19.76	$ 30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010	1,790	$9.91	to	$19.41	$ 30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%
2009	1,864	$8.12	to	$15.78	$ 26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
2008	1,843	$6.51	to	$12.56	$ 21,120	2.10%	0.00%	to	1.55%	-34.08%	to	-33.01%
ING Oppenheimer Global Portfolio - Adviser Class
2012	45		$13.43		$ 601	0.90%		0.35%		20.77%
2011	46		$11.12		$ 515	1.20%		0.35%		-8.93%
2010	40		$12.21		$ 483	1.39%		0.35%		15.08%
2009	36		$10.61		$ 383	1.61%		0.35%		38.51%
2008	31		$7.66		$ 238	2.32%		0.35%		-40.85%
ING Oppenheimer Global Portfolio - Initial Class
2012	36,131	$10.06	to	$16.66	$ 540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011	40,001	$8.34	to	$13.73	$ 498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010	43,210	$9.16	to	$14.94	$ 591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$ 549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
2008	49,538	$5.74	to	$9.22	$ 423,940	2.29%	0.00%	to	1.95%	-43.34%	to	-38.16%
ING Oppenheimer Global Portfolio - Service Class
2012	47	$16.83	to	$17.29	$ 815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011	44	$14.05	to	$14.39	$ 638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010	41	$15.53	to	$15.87	$ 647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$ 486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%
2008	27	$9.87	to	$10.03	$ 267	1.98%	1.00%	to	1.25%	-41.18%	to	-41.07%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Adviser Class
2012	179		$14.94		$ 2,675	2.97%		0.35%		7.25%
2011	185		$13.93		$ 2,578	2.89%		0.35%		2.58%
2010	147		$13.58		$ 1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$ 1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$ 870	5.48%		0.35%		-0.79%
ING PIMCO Total Return Portfolio - Initial Class
2012	29	$10.91	to	$11.07	$ 322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	8	$10.22	to	$10.29	$ 78	(d)	0.95%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2012	15,755	$13.27	to	$18.35	$ 255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011	15,317	$12.41	to	$17.01	$ 232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$ 227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$ 175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$ 104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
ING Pioneer High Yield Portfolio - Initial Class
2012	1,358	$15.39	to	$18.34	$ 23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011	1,281	$13.37	to	$15.78	$ 19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$ 17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$ 13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$ 3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
ING Pioneer High Yield Portfolio - Service Class
2012	27	$16.41	to	$17.31	$ 466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011	27	$14.41	to	$15.25	$ 393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$ 370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$ 181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$ 81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Adviser Class
2012	70		$12.52		$ 874	3.93%		0.35%		10.70%
2011	71	$11.31	to	$12.12	$ 805	2.89%	0.00%	to	0.35%	-1.22% to	-0.90%
2010	45	$11.45	to	$12.23	$ 512	0.09%	0.00%	to	0.65%	10.19% to	10.88%
2009	1,347	$10.26	to	$11.03	$ 14,444	3.68%	0.00%	to	1.55%	20.28% to	22.15%
2008	1,203	$8.52	to	$9.03	$ 10,621	1.79%	0.00%	to	1.55%	-28.20% to	-27.06%
ING Solution 2015 Portfolio - Initial Class
2012	124	$10.26	to	$10.28	$ 1,276	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2015 Portfolio - Service Class
2012	5,266	$10.44	to	$13.75	$ 67,178	4.26%	0.00%	to	1.50%	9.77% to	11.53%
2011	5,226	$9.45	to	$12.33	$ 60,328	3.23%	0.00%	to	1.50%	-2.19% to	-0.68%
2010	4,993	$9.61	to	$12.42	$ 58,754	2.36%	0.00%	to	1.50%	9.61% to	11.39%
2009	4,158	$8.71	to	$11.17	$ 44,359	3.84%	0.00%	to	1.50%	20.49% to	22.39%
2008	3,218	$7.17	to	$9.13	$ 28,425	1.76%	0.00%	to	1.50%	-27.98% to	-26.84%
ING Solution 2015 Portfolio - Service 2 Class
2012	855	$12.05	to	$12.60	$ 10,582	3.80%	0.00%	to	1.55%	9.55% to	11.21%
2011	1,241	$11.00	to	$11.33	$ 13,912	3.32%	0.00%	to	1.55%	-2.40% to	-0.79%
2010	1,297	$11.27	to	$11.42	$ 14,738	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2025 Portfolio - Adviser Class
2012	35		$12.07		$ 427	2.46%		0.35%		12.80%
2011	36		$10.70		$ 387	1.90%		0.35%		-3.69%
2010	32	$11.11	to	$12.08	$ 351	0.05%	0.00%	to	0.95%	12.38% to	13.53%
2009	1,753	$9.82	to	$10.64	$ 18,118	3.06%	0.00%	to	1.55%	23.44% to	25.32%
2008	1,449	$7.86	to	$8.49	$ 12,028	1.43%	0.00%	to	1.55%	-34.96% to	-33.93%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Initial Class
2012	50	$10.35	to	$10.37	$ 521	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2025 Portfolio - Service Class
2012	8,785	$9.79	to	$13.48	$ 110,500	2.73%	0.00%	to	1.50%	11.77% to	13.49%
2011	8,260	$8.71	to	$11.89	$ 92,206	2.18%	0.00%	to	1.50%	-4.53% to	-3.03%
2010	7,451	$9.07	to	$12.27	$ 86,539	1.58%	0.00%	to	1.50%	12.04% to	13.82%
2009	6,278	$8.03	to	$10.78	$ 64,506	3.13%	0.00%	to	1.50%	23.86% to	25.93%
2008	4,569	$6.43	to	$8.57	$ 37,936	1.41%	0.00%	to	1.50%	-34.86% to	-33.95%
ING Solution 2025 Portfolio - Service 2 Class
2012	1,219	$12.47	to	$13.04	$ 15,599	2.31%	0.00%	to	1.55%	11.61% to	13.29%
2011	1,727	$11.17	to	$11.51	$ 19,675	2.22%	0.00%	to	1.55%	-4.77% to	-3.20%
2010	1,708	$11.73	to	$11.89	$ 20,208	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2035 Portfolio - Adviser Class
2012	22		$12.07		$ 266	1.99%		0.35%		14.41%
2011	32		$10.55		$ 338	1.12%		0.35%		-5.21%
2010	34	$11.13	to	$11.56	$ 379	0.05%	0.35%	to	1.00%	13.11% to	13.92%
2009	1,547	$9.77	to	$10.71	$ 16,062	2.66%	0.00%	to	1.55%	26.08% to	28.11%
2008	1,196	$7.66	to	$8.36	$ 9,767	1.45%	0.00%	to	1.55%	-38.14% to	-37.24%
ING Solution 2035 Portfolio - Initial Class
2012	125	$10.42	to	$10.43	$ 1,299	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2012	7,612	$9.54	to	$13.64	$ 96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011	6,862	$8.36	to	$11.85	$ 76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$ 70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$ 52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$ 27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
ING Solution 2035 Portfolio - Service 2 Class
2012	1,165	$12.66	to	$13.24	$ 15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011	1,444	$11.18	to	$11.52	$ 16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$ 17,154	(c)	0.00%	to	1.55%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2045 Portfolio - Adviser Class
2012	10		$11.87		$ 117	1.72%		0.35%		14.80%
2011	11		$10.34		$ 115	1.03%		0.35%		-5.74%
2010	7		$10.97		$ 80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$ 11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$ 6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
ING Solution 2045 Portfolio - Initial Class
2012	77		$10.44		$ 803	(e)		0.45%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2045 Portfolio - Service Class
2012	5,506	$9.22	to	$13.63	$ 70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011	4,993	$8.06	to	$11.80	$ 55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$ 49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$ 36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$ 17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service 2 Class
2012	881	$12.75	to	$13.34	$ 11,546	1.54%	0.00%	to	1.55%	13.64% to	15.40%
2011	1,168	$11.22	to	$11.56	$ 13,383	1.25%	0.00%	to	1.55%	-6.89% to	-5.40%
2010	1,142	$12.05	to	$12.22	$ 13,890	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Initial Class
2012	10		$12.65		$ 124	(e)		0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service Class
2012	272	$11.67	to	$12.73	$ 3,384	1.04%	0.00%	to	1.50%	13.86% to	15.52%
2011	130	$10.20	to	$11.02	$ 1,414	0.37%	0.05%	to	1.50%	-6.52% to	-5.16%
2010	19	$11.50	to	$11.62	$ 222	(c)	0.05%	to	1.50%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Service 2 Class
2012	35	$12.22	to	$12.68	$ 438	0.86%	0.00%	to	1.40%	13.77% to	15.27%
2011	24	$10.74	to	$11.00	$ 259	0.46%	0.00%	to	1.45%	-6.43% to	-5.25%
2010	15	$11.51	to	$11.61	$ 174	(c)	0.00%	to	1.25%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Growth Portfolio - Service Class
2012	219	$10.10	to	$10.71	$ 2,273	1.63%	0.25%	to	1.50%	11.97% to	13.45%
2011	193	$9.02	to	$9.44	$ 1,775	0.33%	0.25%	to	1.50%	-3.94% to	-2.68%
2010	131	$9.39	to	$9.70	$ 1,246	1.11%	0.25%	to	1.50%	11.11% to	12.40%
2009	86	$8.45	to	$8.63	$ 737	0.66%	0.25%	to	1.50%	22.87% to	23.99%
2008	25	$6.91	to	$6.96	$ 174	(a)	0.25%	to	1.25%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Adviser Class
2012	20		$12.99		$ 257	3.93%		0.35%		9.16%
2011	25		$11.90		$ 303	2.00%		0.35%		-0.17%
2010	84	$11.92	to	$12.20	$ 998	0.63%	0.25%	to	0.40%	8.82% to	9.03%
2009	776	$10.61	to	$11.32	$ 8,576	5.19%	0.00%	to	1.40%	15.42% to	16.94%
2008	854	$9.19	to	$9.68	$ 8,109	1.98%	0.00%	to	1.40%	-18.09% to	-16.91%
ING Solution Income Portfolio - Initial Class
2012	193	$10.20	to	$10.22	$ 1,968	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution Income Portfolio - Service Class
2012	1,014	$11.31	to	$13.84	$ 13,244	5.01%	0.00%	to	1.50%	8.15% to	9.75%
2011	1,144	$10.40	to	$12.61	$ 13,757	3.92%	0.00%	to	1.50%	-1.13% to	0.42%
2010	1,044	$10.46	to	$12.57	$ 12,512	3.39%	0.00%	to	1.50%	7.95% to	9.78%
2009	852	$9.63	to	$11.47	$ 9,378	5.44%	0.00%	to	1.50%	15.44% to	17.28%
2008	733	$8.35	to	$9.78	$ 6,949	2.09%	0.00%	to	1.50%	-17.91% to	-16.70%
ING Solution Income Portfolio - Service 2 Class
2012	173	$11.68	to	$12.17	$ 2,070	4.41%	0.00%	to	1.40%	8.05% to	9.64%
2011	241	$10.80	to	$11.10	$ 2,646	3.22%	0.00%	to	1.45%	-1.10% to	0.27%
2010	458	$10.93	to	$11.07	$ 5,049	(c)	0.00%	to	1.40%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Moderate Portfolio - Service Class
2012	326	$10.68	to	$11.32	$ 3,570	1.85%	0.25%	to	1.50%	10.33% to	11.64%
2011	305	$9.68	to	$10.14	$ 3,018	0.54%	0.25%	to	1.50%	-2.22% to	-0.88%
2010	247	$9.90	to	$10.23	$ 2,487	1.49%	0.25%	to	1.50%	9.51% to	10.95%
2009	167	$9.04	to	$9.22	$ 1,529	0.93%	0.25%	to	1.50%	18.61% to	19.90%
2008	82	$7.63	to	$7.69	$ 625	(a)	0.25%	to	1.40%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2012	32		$14.57		$ 465	-		0.35%		15.27%
2011	32		$12.64		$ 409	0.23%		0.35%		-4.53%
2010	34		$13.24		$ 451	-		0.35%		27.31%
2009	30		$10.40		$ 313	-		0.35%		45.05%
2008	30		$7.17		$ 212	-		0.35%		-43.54%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2012	20,973	$11.26	to	$17.17	$ 324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011	22,944	$9.79	to	$14.79	$ 309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010	24,412	$10.25	to	$15.35	$ 345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$ 281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$ 200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	43	$11.02	to	$16.48	$ 586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011	47	$9.63	to	$14.22	$ 580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010	43	$10.15	to	$14.80	$ 562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$ 368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
2008	37	$5.56	to	$7.91	$ 272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2012	89		$13.68		$ 1,224	-		0.35%		17.93%
2011	98		$11.60		$ 1,139	-		0.35%		-1.94%
2010	101		$11.83		$ 1,195	-		0.35%		15.87%
2009	105		$10.21		$ 1,070	-		0.35%		41.81%
2008	103		$7.20		$ 743	0.32%		0.35%		-42.72%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2012	9,885	$10.71	to	$32.97	$ 247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011	9,608	$9.08	to	$28.03	$ 208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010	10,050	$9.27	to	$28.62	$ 223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$ 200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%
2008	10,195	$5.63	to	$17.48	$ 141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	176	$13.81	to	$16.52	$ 2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011	156	$11.83	to	$14.07	$ 2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010	152	$12.17	to	$14.40	$ 2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
2009	140	$10.60	to	$12.48	$ 1,598	-	0.00%	to	1.55%	40.40%	to	42.58%
2008	126	$7.55	to	$8.84	$ 1,018	1.15%	0.00%	to	1.55%	-43.28%	to	-42.36%
ING Templeton Foreign Equity Portfolio - Adviser Class
2012	61		$9.17		$ 562	1.18%		0.35%		17.87%
2011	59		$7.78		$ 457	2.05%		0.35%		-12.68%
2010	36		$8.91		$ 324	1.86%		0.35%		7.87%
2009	26		$8.26		$ 215	-		0.35%		30.90%
2008	23		$6.31		$ 143	(a)		0.35%			(a)
ING Templeton Foreign Equity Portfolio - Initial Class
2012	11,465	$8.83	to	$9.55	$ 104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011	10,100	$7.54	to	$8.03	$ 77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010	10,877	$8.70	to	$9.13	$ 96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
2009	11,443	$8.11	to	$8.38	$ 94,024	-	0.00%	to	1.50%	30.10%	to	32.18%
2008	12,039	$6.23	to	$6.34	$ 75,608	(a)	0.00%	to	1.50%		(a)
ING Templeton Foreign Equity Portfolio - Service Class
2012	25	$10.47	to	$11.50	$ 284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011	9	$8.95	to	$9.69	$ 86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010	8	$10.32	to	$11.04	$ 88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
2009	6	$9.64	to	$10.17	$ 57	-	0.00%	to	1.45%	30.01%	to	31.91%
2008	5	$7.43	to	$7.71	$ 40	0.04%	0.00%	to	1.40%	-41.32%
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
2012	7		$10.78		$ 75	-		0.35%		12.53%
2011	9		$9.58		$ 82	1.27%		0.35%		-3.33%
2010	8		$9.91		$ 75	-		0.35%		12.36%
2009	9		$8.82		$ 77	1.67%		0.35%		30.67%
2008	6		$6.75		$ 43	3.57%		0.35%		-40.27%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2012	4,383	$9.17	to	$20.64	$ 67,687	0.96%	0.00%	to	1.95%	11.25%	to	13.48%
2011	4,859	$8.15	to	$18.24	$ 66,888	1.11%	0.00%	to	1.95%	-4.46%	to	-2.54%
2010	5,497	$8.44	to	$18.72	$ 78,055	0.90%	0.00%	to	1.95%	11.28%	to	13.46%
2009	6,024	$7.50	to	$16.50	$ 76,337	1.44%	0.00%	to	1.95%	29.15%	to	31.83%
2008	6,593	$5.74	to	$12.52	$ 64,277	2.42%	0.00%	to	1.95%	-40.95%	to	-5.47%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	2		$10.31		$ 17	-		1.00%		12.07%
2011	2		$9.20		$ 18	-		1.00%		-3.66%
2010	2		$9.55		$ 16	-		1.00%		11.83%
2009	1		$8.54		$ 10	-		1.00%		30.18%
2008	1		$6.56		$ 6	-		1.00%		-40.58%
ING Core Equity Research Fund - Class A
2012	11	$17.16	to	$17.78	$ 190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011	13	$14.79	to	$15.19	$ 189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$ 200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$ 129	(b)	0.40%	to	1.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Strategic Allocation Conservative Portfolio - Class I
2012	1,798	$11.03	to	$24.14	$ 33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011	1,920	$9.91	to	$21.55	$ 31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$ 30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$ 29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$ 25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
ING Strategic Allocation Growth Portfolio - Class I
2012	3,688	$9.63	to	$23.66	$ 64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011	3,981	$8.45	to	$20.63	$ 61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$ 65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$ 60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$ 48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2012	3,554	$10.27	to	$23.66	$ 61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011	3,774	$9.12	to	$20.83	$ 57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$ 61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$ 56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$ 46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
ING Growth and Income Portfolio - Class A
2012	71		$11.08		$ 785	1.34%		0.35%		14.82%
2011	89		$9.65		$ 856	1.09%		0.35%		-1.03%
2010	62		$9.75		$ 606	0.99%		0.35%		13.11%
2009	47		$8.62		$ 403	1.03%		0.35%		29.24%
2008	56		$6.67		$ 371	1.89%		0.35%		-38.18%
ING Growth and Income Portfolio - Class I
2012	42,100	$10.12	to	$353.70	$ 1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011	47,467	$8.82	to	$308.39	$ 1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$ 1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$ 1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$ 926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
ING Growth and Income Portfolio - Class S
2012	533	$10.84	to	$16.04	$ 6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011	737	$9.58	to	$13.95	$ 7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$ 1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$ 884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$ 305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
ING GET U.S. Core Portfolio - Series 11
2012	1		$10.24		$ 6	5.41%		1.75%		-2.20%
2011	3		$10.47		$ 31	3.23%		1.75%		-0.95%	to	-0.85%
2010	3	$10.56	to	$10.57	$ 31	3.23%		1.75%		3.02%	to	3.02%
2009	3	$10.25	to	$10.26	$ 31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$ 32	2.53%		1.75%		-1.22%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class
2012	-	$8.98	$ 2	-	0.35%	7.03%
2011	-	$8.39	$ 2	(d)	0.35%	(d)
2010	(d)	(d)	(d)	(d)	(d)	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)

ING BlackRock Science and Technology Opportunities Portfolio - Class I
2012	8,547	$4.74	to	$16.71	$ 44,495	0.19%	0.00%	to	1.50%	6.24%	to	7.89%
2011	9,379	$4.46	to	$15.53	$ 45,758	-	0.00%	to	1.50%	-11.86%	to	-10.44%
2010	9,177	$5.06	to	$17.38	$ 50,430	-	0.00%	to	1.90%	16.36%	to	18.65%
2009	8,967	$4.33	to	$14.70	$ 42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$ 23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
ING Index Plus LargeCap Portfolio - Class I
2012	13,613	$9.05	to	$24.77	$ 269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011	15,065	$8.03	to	$21.65	$ 262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$ 292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$ 283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$ 247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
ING Index Plus LargeCap Portfolio - Class S
2012	31		$11.87		$ 368	1.60%		0.35%		13.70%
2011	37		$10.44		$ 383	1.64%		0.35%		-0.76%
2010	33		$10.52		$ 348	1.94%		0.35%		13.24%
2009	40		$9.29		$ 375	2.57%		0.35%		22.56%
2008	43		$7.58		$ 325	1.52%		0.35%		-37.56%
ING Index Plus MidCap Portfolio - Class I
2012	11,422	$10.89	to	$31.28	$ 298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011	12,437	$9.33	to	$26.58	$ 280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$ 307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$ 274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$ 212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus MidCap Portfolio - Class S
2012	29		$13.29		$ 387	0.52%		0.35%		16.99%
2011	34		$11.36		$ 389	0.41%		0.35%		-1.73%
2010	51		$11.56		$ 590	0.94%		0.35%		21.05%
2009	49		$9.55		$ 472	1.09%		0.35%		31.00%
2008	36		$7.29		$ 260	1.33%		0.35%		-37.90%
ING Index Plus SmallCap Portfolio - Class I
2012	6,083	$10.24	to	$21.69	$ 109,978	0.58%	0.00%	to	1.95%	10.36% to	12.38%
2011	6,805	$9.19	to	$19.30	$ 110,537	0.86%	0.00%	to	1.80%	-2.52% to	-0.72%
2010	7,455	$9.34	to	$19.44	$ 122,910	0.69%	0.00%	to	2.10%	20.30% to	22.86%
2009	7,647	$7.67	to	$15.83	$ 103,515	1.74%	0.00%	to	2.10%	22.25% to	24.85%
2008	7,836	$6.19	to	$12.68	$ 85,771	0.96%	0.00%	to	2.10%	-34.86% to	-33.54%
ING Index Plus SmallCap Portfolio - Class S
2012	15		$11.77		$ 176	-		0.35%		11.78%
2011	17		$10.53		$ 181	0.60%		0.35%		-1.31%
2010	14		$10.67		$ 154	0.72%		0.35%		22.08%
2009	14		$8.74		$ 122	1.11%		0.35%		23.97%
2008	8		$7.05		$ 58	-		0.35%		-33.86%
ING International Index Portfolio - Class I
2012	2,347	$7.89	to	$14.68	$ 20,592	2.78%	0.00%	to	1.80%	16.54% to	18.84%
2011	2,344	$6.77	to	$12.49	$ 17,553	2.70%	0.00%	to	1.80%	-13.76% to	-12.20%
2010	2,334	$7.85	to	$14.36	$ 20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43	to	$13.44	$ 19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$ 220	(a)	0.30%	to	1.25%	(a)
ING International Index Portfolio - Class S
2012	-		$14.14		$ 5	-		0.35%		18.03%
2011	1		$11.98		$ 7	-		0.35%		-12.75%
2010	1		$13.73		$ 13	6.25%		0.35%		7.27%
2009	1		$12.80		$ 19	(b)		0.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2012	547	$16.10	to	$17.01	$ 8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011	367	$14.28	to	$14.86	$ 5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010	274	$13.91	to	$14.26	$ 3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%
2009	221	$12.47	to	$12.76	$ 2,772	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2012	36	$16.02	to	$16.87	$ 585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011	41	$14.06	to	$14.63	$ 581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010	37	$13.60	to	$14.12	$ 508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
2009	29	$12.15	to	$12.60	$ 353	(b)	0.00%	to	1.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Index Portfolio - Class I
2012	2,210	$10.16	to	$10.99	$ 23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011	1,513	$8.96	to	$9.51	$ 13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010	1,295	$8.89	to	$9.27	$ 11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
2009	1,190	$8.06	to	$8.27	$ 9,692	-	0.00%	to	1.60%	21.90%	to	23.65%
2008	403	$6.62	to	$6.68	$ 2,675	(a)	0.00%	to	1.45%		(a)
ING Russell™ Large Cap Index Portfolio - Class S
2012	4		$16.36		$ 65	2.70%		0.95%		14.17%
2011	1		$14.33		$ 9	-		0.95%		1.20%
2010	1		$14.16		$ 10	(c)		0.95%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio - Class I
2012	17	$14.90	to	$14.95	$ 255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011	14	$12.98	to	$13.01	$ 184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010	11	$13.03	to	$13.05	$ 145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$ 79	(b)	1.15%	to	1.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S
2012	264	$14.63	to	$15.45	$ 3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011	215	$12.81	to	$13.33	$ 2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010	180	$12.93	to	$13.25	$ 2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$ 1,952	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	325	$17.39	to	$18.37	$ 5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011	335	$15.29	to	$15.91	$ 5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010	291	$15.87	to	$16.26	$ 4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$ 3,049	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Index Portfolio - Class I
2012	2,011	$11.05	to	$12.02	$ 23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011	786	$9.62	to	$10.27	$ 7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$ 6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$ 3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$ 1,329	(a)	0.00%	to	1.25%		(a)
ING Russell™ Small Cap Index Portfolio - Class I
2012	1,049	$11.50	to	$12.50	$ 12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011	648	$10.09	to	$10.77	$ 6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$ 5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$ 1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$ 635	(a)	0.25%	to	1.40%		(a)
ING Small Company Portfolio - Class I
2012	4,493	$11.29	to	$38.48	$ 122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011	4,827	$9.95	to	$33.68	$ 116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$ 129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$ 107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$ 86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class S
2012	14		$14.73		$ 207	-		0.35%		13.83%
2011	14		$12.94		$ 184	-		0.35%		-3.00%
2010	11		$13.34		$ 149	-		0.35%		23.52%
2009	11		$10.80		$ 118	0.92%		0.35%		26.76%
2008	12		$8.52		$ 100	1.07%		0.35%		-31.46%
ING U.S. Bond Index Portfolio - Class I
2012	937	$11.83	to	$12.85	$ 11,539	2.32%	0.00%	to	1.80%	2.30% to	3.88%
2011	794	$11.71	to	$12.37	$ 9,456	2.02%	0.00%	to	1.50%	5.58% to	7.19%
2010	477	$11.09	to	$11.54	$ 5,363	2.67%	0.00%	to	1.55%	4.52% to	6.16%
2009	368	$10.61	to	$10.87	$ 3,932	2.62%	0.00%	to	1.50%	4.32% to	5.84%
2008	153	$10.17	to	$10.27	$ 1,559	(a)	0.00%	to	1.50%	(a)
ING International Value Portfolio - Class I
2012	4,356	$7.25	to	$15.06	$ 59,954	2.51%	0.00%	to	1.50%	17.41% to	19.24%
2011	5,279	$6.14	to	$12.70	$ 62,017	2.61%	0.00%	to	1.55%	-16.21% to	-14.84%
2010	6,060	$7.28	to	$15.07	$ 84,378	2.04%	0.00%	to	1.70%	0.73% to	2.49%
2009	7,742	$7.16	to	$14.85	$ 105,099	1.56%	0.00%	to	1.70%	25.00% to	27.22%
2008	7,918	$5.67	to	$11.79	$ 84,985	2.94%	0.00%	to	1.70%	-43.63% to	-42.79%
ING International Value Portfolio - Class S
2012	20		$11.15		$ 218	2.34%		0.35%		18.62%
2011	22		$9.40		$ 210	2.54%		0.35%		-15.24%
2010	24		$11.09		$ 263	1.83%		0.35%		1.93%
2009	26		$10.88		$ 283	1.51%		0.35%		25.78%
2008	29		$8.65		$ 248	3.02%		0.35%		-42.52%
ING MidCap Opportunities Portfolio - Class I
2012	2,646	$9.83	to	$21.94	$ 49,515	0.59%	0.00%	to	1.50%	12.48% to	14.21%
2011	1,972	$11.38	to	$19.31	$ 32,603	-	0.00%	to	1.50%	-1.94% to	-0.51%
2010	1,410	$11.54	to	$18.47	$ 23,611	0.72%	0.00%	to	1.50%	28.37% to	30.35%
2009	998	$8.92	to	$14.17	$ 12,935	0.21%	0.00%	to	1.50%	39.29% to	41.60%
2008	935	$6.36	to	$10.69	$ 8,648	-	0.00%	to	1.50%	-38.51% to	-37.84%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2012	122	$13.41	to	$17.75	$ 1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011	164	$12.00	to	$15.64	$ 2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$ 2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$ 276	-		0.35%		40.51%
2008	12		$8.69		$ 108	-		0.35%		-37.93%
ING SmallCap Opportunities Portfolio - Class I
2012	2,283	$9.77	to	$19.73	$ 28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011	1,989	$10.26	to	$17.18	$ 21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$ 20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$ 11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$ 8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
ING SmallCap Opportunities Portfolio - Class S
2012	5		$16.13		$ 80	-		0.35%		14.56%
2011	6		$14.08		$ 86	-		0.35%		0.14%
2010	15		$14.06		$ 213	-		0.35%		31.65%
2009	6		$10.68		$ 60	-		0.35%		30.24%
2008	6		$8.20		$ 47	-		0.35%		-34.82%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2012	4	$25.63	to	$40.04	$ 174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011	4	$22.71	to	$35.79	$ 151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$ 242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$ 261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$ 236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2012	11	$22.19	to	$35.53	$ 365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011	11	$19.05	to	$30.67	$ 322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$ 363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$ 327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$ 240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2012	1	$21.52	to	$31.52	$ 40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011	2	$20.09	to	$29.46	$ 65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$ 66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$ 62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$ 98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
Janus Aspen Series Janus Portfolio - Institutional Shares
2012	4	$10.04	to	$24.98	$ 70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011	4	$8.54	to	$21.31	$ 57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$ 82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$ 84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$ 75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
Janus Aspen Series Worldwide Portfolio - Institutional Shares
2012	6	$12.10	to	$23.33	$ 135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011	6	$10.15	to	$19.68	$ 114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$ 164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$ 172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$ 154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
JPMorgan Government Bond Fund - Select Class
2012	1		$10.04		$ 10	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2012	571	$8.40	to	$9.63	$ 5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011	452	$8.09	to	$9.13	$ 3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$ 2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$ 1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$ 388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2012	31		$11.00		$ 337	-		0.90%		9.45%
2011	29		$10.05		$ 291	-		0.90%		0.60%
2010	28	$9.99	to	$11.93	$ 316	-	0.90%	to	1.05%	15.32% to	15.49%
2009	27	$8.65	to	$10.34	$ 269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$ 206	-		1.05%		-33.80%
Loomis Sayles Small Cap Value Fund - Retail Class
2012	838	$12.29	to	$13.17	$ 10,558	0.87%	0.00%	to	1.50%	14.33% to	16.04%
2011	668	$10.75	to	$11.35	$ 7,314	-	0.00%	to	1.50%	-3.24% to	-1.82%
2010	413	$11.11	to	$11.56	$ 4,646	0.50%	0.00%	to	1.50%	22.90% to	24.70%
2009	276	$9.04	to	$9.27	$ 2,518	0.18%	0.00%	to	1.50%	26.61% to	28.19%
2008	126	$7.14	to	$7.20	$ 905	(a)	0.25%	to	1.50%	(a)
Lord Abbett Developing Growth Fund, Inc. - Class A
2012	6	$15.18	to	$15.81	$ 93	-	0.20%	to	1.60%	8.85% to	9.75%
2011	5	$13.96	to	$14.26	$ 77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$ 19	(c)	0.60%	to	1.05%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Core Fixed Income Fund - Class A
2012	5	$10.97	to	$11.13	$ 59	1.80%	0.90%	to	1.45%	4.28% to	4.90%
2011	5	$10.52	to	$10.61	$ 51	3.64%	0.90%	to	1.45%	3.93%
2010	-		$10.17		$ 4	(c)		1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
2012	63	$13.75	to	$17.02	$ 960	0.52%	0.55%	to	1.45%	12.89% to	13.91%
2011	102	$11.90	to	$15.01	$ 1,343	0.14%	0.55%	to	1.75%	-5.63% to	-4.54%
2010	106	$12.61	to	$15.79	$ 1,451	0.40%	0.60%	to	1.75%	23.39% to	24.77%
2009	96	$10.13	to	$12.70	$ 1,054	0.67%	0.60%	to	1.90%	24.29% to	25.89%
2008	85	$8.15	to	$10.13	$ 739	1.80%	0.55%	to	1.90%	-40.51% to	-39.78%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Small-Cap Value Fund - Class A
2012	60	$18.53	to	$20.35	$ 1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011	63	$17.03	to	$18.50	$ 1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$ 1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$ 1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$ 1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
Lord Abbett Fundamental Equity Fund - Class A
2012	12	$12.57	to	$13.09	$ 158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	4	$11.52	to	$11.85	$ 45	(d)	0.20%	to	1.65%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC
2012	6,044	$9.65	to	$18.71	$ 95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011	6,523	$8.50	to	$16.51	$ 90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$ 98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$ 88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$ 75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
MainStay Large Cap Growth Fund - Class R3
2012	31		$13.90		$ 424	(e)		-			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2012	49	$13.52	to	$15.05	$ 718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011	33	$12.20	to	$12.95	$ 428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$ 371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$ 297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$ 364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund® - Trust Class
2012	7	$12.94	to	$13.39	$ 95	-	0.35%	to	1.75%	8.44%
2011	5	$11.99	to	$12.15	$ 66	(d)	0.85%	to	1.80%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund® - Trust Class
2012	779	$10.12	to	$11.95	$ 8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011	1,002	$9.22	to	$10.81	$ 10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$ 7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$ 3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$ 2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
New Perspective Fund®, Inc. - Class R-3
2012	122	$15.94	to	$18.14	$ 2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011	236	$13.33	to	$15.07	$ 3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$ 4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$ 3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$ 2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
New Perspective Fund®, Inc. - Class R-4
2012	5,050	$10.22	to	$18.95	$ 88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011	4,619	$8.77	to	$15.69	$ 67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	$ 72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$ 59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$ 39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
Oppenheimer Capital Appreciation Fund - Class A
2012	44	$11.27	to	$12.00	$ 520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011	39	$10.05	to	$10.62	$ 400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	$ 456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$ 538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$ 363	-	0.55%	to	1.55%	-46.74%	to	-46.17%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2012	4,295	$11.29	to	$85.45	$ 275,812	0.41%	0.00%	to	1.75%	18.73% to	20.87%
2011	4,737	$9.42	to	$70.71	$ 259,497	1.67%	0.00%	to	1.75%	-19.52% to	-18.09%
2010	4,842	$11.61	to	$86.33	$ 325,715	0.15%	0.00%	to	1.95%	24.54% to	26.97%
2009	4,581	$9.22	to	$67.99	$ 241,957	0.54%	0.00%	to	1.95%	78.72% to	81.84%
2008	3,873	$5.11	to	$37.41	$ 114,355	1.45%	0.00%	to	1.65%	-48.87% to	-48.03%
Oppenheimer Developing Markets Fund - Class Y
2012	3,248	$10.89	to	$10.91	$ 35,375	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Oppenheimer Gold & Special Minerals Fund - Class A
2012	1	$11.40	to	$11.82	$ 16	(g)	0.20%	to	1.45%	(g)
2011	1	$12.79	to	$12.89	$ 7	-	0.80%	to	1.20%	-
2010	2		$17.52		$ 38	(c)		0.60%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer International Bond Fund - Class A
2012	11	$11.49	to	$11.74	$ 128	3.82%	0.70%	to	1.45%	9.22% to	9.87%
2011	13	$10.50	to	$10.65	$ 134	6.49%	0.80%	to	1.55%	-1.77% to	-1.12%
2010	5	$10.71	to	$10.76	$ 52	(c)	0.85%	to	1.45%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer Global Securities Fund/VA
2012	9	$15.16	to	$28.15	$ 226	2.31%	0.50%	to	1.80%	19.09% to	20.66%
2011	10	$12.73	to	$23.58	$ 207	1.23%	0.40%	to	1.80%	-9.97% to	-8.76%
2010	12	$14.14	to	$25.57	$ 281	1.44%	0.50%	to	1.80%	13.94% to	15.39%
2009	13	$12.41	to	$22.16	$ 273	2.31%	0.50%	to	1.80%	37.28% to	39.11%
2008	17	$9.06	to	$15.97	$ 247	1.70%	0.45%	to	1.75%	-41.25% to	-40.45%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Global Strategic Income Fund/VA
2012	5	$20.58	to	$22.66	$ 109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011	5	$18.36	to	$20.08	$ 106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$ 112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$ 104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$ 105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
Oppenheimer Main Street Fund®/VA
2012	7	$9.81	to	$11.19	$ 67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011	8	$8.52	to	$9.69	$ 65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	$ 74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$ 72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$ 63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
2012	718	$11.06	to	$17.24	$ 10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011	711	$9.46	to	$14.76	$ 9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	$ 10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$ 8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$ 4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2012	5	$5.18	to	$10.42	$ 41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011	2	$4.51	to	$9.06	$ 11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$ 15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$ 15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$ 13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
Parnassus Equity Income Fund - Investor Shares
2012	59	$10.04	to	$16.12	$ 622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	3		$14.03		$ 42	(d)		1.25%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pax World Balanced Fund - Individual Investor Class
2012	3,574	$9.88	to	$14.64	$ 46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011	4,035	$8.96	to	$13.16	$ 47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$ 52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$ 54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$ 44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
PIMCO Real Return Portfolio - Administrative Class
2012	16,021	$14.33	to	$17.87	$ 260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011	13,442	$13.30	to	$16.43	$ 201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$ 158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$ 112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$ 67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
Pioneer Equity Income Fund - Class Y
2012	111		$9.93		$ 1,099	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Pioneer High Yield Fund - Class A
2012	133	$14.79	to	$16.98	$ 2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011	303	$13.09	to	$14.80	$ 4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$ 4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$ 4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$ 2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
Pioneer Strategic Income Fund - Class A
2012	124	$11.90	to	$12.39	$ 1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	22	$10.98	to	$11.16	$ 248	(d)	0.20%	to	1.05%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Emerging Markets VCT Portfolio - Class I
2012	1,799	$6.91	to	$9.31	$ 15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011	2,217	$6.23	to	$8.32	$ 17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$ 28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$ 27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$ 11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
Pioneer High Yield VCT Portfolio - Class I
2012	1,725	$13.24	to	$17.39	$ 27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011	1,673	$11.51	to	$14.89	$ 23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$ 22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$ 19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$ 11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
Columbia Diversified Equity Income Fund - Class K
2012	742	$9.38	to	$10.05	$ 7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011	691	$8.28	to	$8.74	$ 5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010	592	$8.85	to	$9.21	$ 5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$ 3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$ 1,464	(a)	0.25%	to	1.50%		(a)
Columbia Diversified Equity Income Fund - Class R4
2012	9	$9.56	to	$9.86	$ 88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011	8	$8.40	to	$8.60	$ 68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010	18	$8.96	to	$9.12	$ 160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$ 233	(b)	0.25%	to	1.10%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Royce Total Return Fund - Class K
2012	-		$13.85		$ 1	(g)		1.40%			(g)
2011	-		$12.31		-	(d)		1.30%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2012	755	$10.28	to	$11.02	$ 7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011	764	$8.55	to	$9.03	$ 6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$ 6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$ 2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$ 434	(a)	0.25%	to	1.50%		(a)
T. Rowe Price Mid-Cap Value Fund - R Class
2012	44	$16.61	to	$18.49	$ 777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011	42	$14.15	to	$15.55	$ 625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$ 803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$ 999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$ 699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
T. Rowe Price Value Fund - Advisor Class
2012	19		$12.07		$ 226	1.50%		1.00%		17.99%
2011	17		$10.23		$ 173	1.19%		1.00%		-3.13%
2010	15		$10.56		$ 163	2.21%		1.00%		14.66%
2009	12		$9.21		$ 109	2.61%		1.00%		35.64%
2008	6		$6.79		$ 44	1.90%		1.00%		-40.44%
Templeton Foreign Fund - Class A
2012	77	$9.79	to	$15.76	$ 1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011	84	$11.94	to	$13.34	$ 1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$ 1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$ 1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$ 658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
Templeton Global Bond Fund - Advisor Class
2012	3,507	$10.56	to	$10.57	$ 37,035	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2012	8,916	$10.72	to	$35.09	$ 204,498	5.98%	0.00%	to	1.50%	14.03% to	15.85%
2011	9,995	$9.37	to	$30.30	$ 209,387	6.17%	0.95%	to	1.50%	-3.81% to	-2.38%
2010	9,629	$13.96	to	$31.04	$ 207,794	5.51%	0.00%	to	1.50%	10.99% to	12.71%
2009	8,132	$12.49	to	$27.54	$ 155,610	4.38%	0.00%	to	1.50%	17.11% to	18.86%
2008	6,885	$10.59	to	$23.17	$ 110,722	9.04%	0.00%	to	1.50%	4.73% to	6.28%
Thornburg International Value Fund - Class R4
2012	3	$11.58	to	$11.73	$ 34	(g)	0.90%	to	1.35%	(g)
2011	5	$10.28	to	$10.31	$ 55	(d)	0.60%	to	0.75%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
USAA Precious Metals and Minerals Fund - Adviser Shares
2012	1,062	$7.55	to	$7.74	$ 8,081	-	0.00%	to	1.50%	-13.42% to	-12.05%
2011	552	$8.71	to	$8.80	$ 4,823	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
Invesco Van Kampen American Franchise Fund - Class I Shares
2012	702	$9.77	to	$36.28	$ 19,755	(e)	0.00%	to	1.50%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Diversified Value Portfolio
2012	6	$13.94	to	$15.27	$ 87	2.37%	0.95%	to	2.00%	14.17% to	15.42%
2011	6	$12.21	to	$13.23	$ 82	2.38%	0.95%	to	2.00%	1.92% to	2.96%
2010	7	$11.98	to	$12.85	$ 86	2.35%	0.95%	to	2.00%	7.16% to	8.26%
2009	7	$11.18	to	$11.87	$ 84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$ 80	3.09%	0.95%	to	1.95%	-37.34% to	-36.73%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2012	29	$14.46	to	$15.64	$ 446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011	25	$13.01	to	$14.00	$ 351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$ 303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$ 225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$ 165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
Small Company Growth Portfolio
2012	2	$14.87	to	$16.29	$ 25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011	6	$13.23	to	$14.34	$ 92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$ 110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$ 93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$ 64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
Victory Small Company Opportunity Fund - Class R
2012	1	$13.81	to	$14.07	$ 13	-	0.60%	to	1.25%	11.23%
2011	-		$12.65		$ 1	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Wanger International
2012	3,149	$9.59	to	$11.16	$ 33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011	2,787	$7.96	to	$9.18	$ 24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$ 25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$ 14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$ 6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
Wanger Select
2012	5,096	$9.53	to	$17.39	$ 82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011	5,695	$8.12	to	$14.68	$ 78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$ 102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$ 68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4,338	$4.80	to	$8.48	$ 35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger USA
2012	3,344	$9.97	to	$18.69	$ 56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011	2,848	$9.63	to	$15.69	$ 40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$ 35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$ 24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$ 14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
Washington Mutual Investors FundSM, Inc. - Class R-3
2012	317	$12.63	to	$14.50	$ 4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011	361	$11.44	to	$12.94	$ 4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010	389	$10.89	to	$12.13	$ 4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$ 4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$ 3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
Washington Mutual Investors FundSM, Inc. - Class R-4
2012	6,972	$10.09	to	$14.88	$ 94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011	7,177	$9.05	to	$13.14	$ 87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010	7,137	$8.54	to	$12.26	$ 82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$ 74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$ 60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
Wells Fargo Advantage Small Cap Value Fund - Class A
2012	10		$12.97		$ 135	0.82%		1.00%		12.00%
2011	9		$11.58		$ 108	-		1.00%		-8.46%
2010	9		$12.65		$ 118	0.97%		1.00%		18.11%
2009	8		$10.71		$ 88	-		1.00%		50.42%
2008	7		$7.12		$ 46	-		1.00%		-39.04%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2012	3,766	$10.94	to	$28.21	$ 94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011	4,004	$9.73	to	$24.89	$ 89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010	4,325	$10.04	to	$25.47	$ 99,165	-	0.00%	to	1.55%	20.70%	to	22.54%
2009	4,381	$8.26	to	$20.79	$ 82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%
2008	4,235	$6.42	to	$16.03	$ 62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at December 31, 2010, this data is not meaningful and therefore not presented.
(g)	As investment Division is wholly comprised of new contracts at December 31, 2012, this data is not meaningful and therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account , excluding expenses changed through the redemption of units, and is equal to the mortality and expense, administrative, and other charges as defined in the Charges and fees note.
Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company retrospectively changed its method of accounting for costs associated with acquiring or renewing insurance contracts. Additionally, as discussed in Note 1 to the financial statements, the Company has elected to change its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2013

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011
(In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,458.7 at 2012 and $16,577.9 at 2011)	$20,690.8	$18,134.6
Fixed maturities, at fair value using the fair value option	544.7	511.9
Equity securities, available-for-sale, at fair value (cost of $129.3 at 2012 and $131.8 at 2011)	142.8	144.9
Short-term investments	679.8	216.8
Mortgage loans on real estate, net of valuation allowance of $1.3 at 2012 and 2011	2,872.7	2,373.5
Loan - Dutch State obligation	—	417.0
Policy loans	240.9	245.9
Limited partnerships/corporations	179.6	510.6
Derivatives	512.7	446.6
Securities pledged (amortized cost of $207.2 at 2012 and $572.5 at 2011)	219.7	593.7
Total investments	26,083.7	23,595.5
Cash and cash equivalents	363.4	217.1
Short-term investments under securities loan agreement, including collateral delivered	186.1	524.8
Accrued investment income	273.0	260.2
Receivable for securities sold	3.9	16.7
Reinsurance recoverable	2,153.7	2,276.3
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	695.0	947.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	—	648.0
Due from affiliates	99.8	52.9
Property and equipment	81.8	84.7
Other assets	101.1	56.3
Assets held in separate accounts	53,655.3	45,295.2
Total assets	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011)
(In millions, except share data)

	As of December 31,
	2012	2011
Liabilities and Shareholder’s Equity
Future policy benefits and contract owner account balances	$24,191.2	$23,062.3
Payable for securities purchased	—	3.3
Payables under securities loan agreement, including collateral held	353.2	634.8
Long-term debt	4.9	4.9
Due to affiliates	95.1	126.0
Derivatives	346.8	360.1
Current income tax payable to Parent	32.1	1.3
Deferred income taxes	507.1	355.2
Other liabilities	424.7	330.5
Liabilities related to separate accounts	53,655.3	45,295.2
Total liabilities	79,610.4	70,173.6

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,217.2	4,533.0
Accumulated other comprehensive income	1,023.0	747.5
Retained earnings (deficit)	(981.6)	(1,307.0)
Total shareholder’s equity	4,261.4	3,976.3
Total liabilities and shareholder’s equity	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$1,348.8	$1,420.9	$1,342.3
Fee income	648.8	614.0	583.5
Premiums	36.0	33.9	67.3
Broker-dealer commission revenue	225.5	218.3	220.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(14.1)	(116.8)	(199.2)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.2)	(9.5)	(52.1)
Net other-than-temporary impairments recognized in earnings	(10.9)	(107.3)	(147.1)
Other net realized capital gains (losses)	70.2	(108.5)	128.3
Total net realized capital gains (losses)	59.3	(215.8)	(18.8)
Other revenue	—	14.5	33.3
Total revenues	2,318.4	2,085.8	2,227.6
Benefits and expenses:
Interest credited and other benefits to contract owners	746.7	763.4	769.2
Operating expenses	696.5	692.0	789.8
Broker-dealer commission expense	225.5	218.3	220.0
Net amortization of deferred policy acquisition costs and value of business acquired	131.1	94.2	(41.2)
Interest expense	2.0	2.6	2.9
Total benefits and expenses	1,801.8	1,770.5	1,740.7
Income (loss) before income taxes	516.6	315.3	486.9
Income tax expense (benefit)	191.2	(5.0)	109.0
Net income (loss)	$325.4	$320.3	$377.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$325.4	$320.3	$377.9
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	408.7	483.8	465.6
Other-than-temporary impairments	10.6	21.3	(12.7)
Pension and other post-employment benefit liability	(2.2)	7.6	(1.4)
Other comprehensive income (loss), before tax	417.1	512.7	451.5
Income tax benefit (expense) related to items of other comprehensive income (loss)	(141.6)	(155.7)	(77.3)
Other comprehensive income (loss), after tax	275.5	357.0	374.2
Comprehensive income (loss)	$600.9	$677.3	$752.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder’s Equity
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2010 - Before change in method	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Cumulative effect of changes in accounting:
Deferred policy acquisition costs	—	—	13.9	(375.9)	(362.0)
Actuarial gains (losses) for pension and post-retirement benefit plans	—	—	17.4	(17.4)	—
Balance at January 1, 2010 - As reported	2.8	4,528.2	16.3	(2,005.2)	2,542.1
Comprehensive income (loss):
Net income (loss)	—	—	—	377.9	377.9
Other comprehensive income (loss), after tax	—	—	374.2	—	374.2
Total comprehensive income (loss)					752.1
Dividends paid and return of capital distribution	—	(203.0)	—	—	(203.0)
Employee related benefits	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	390.5	(1,627.3)	3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distribution of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	$2.8	$4,217.2	$1,023.0	$(981.6)	$4,261.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss)	$325.4	$320.3	$377.9
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(88.1)	(88.9)	(93.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	133.1	97.7	(37.3)
Net accretion/amortization of discount/premium	20.7	37.0	44.3
Future policy benefits, claims reserves and interest credited	569.9	639.0	608.8
Deferred income tax expense (benefit)	9.5	(65.3)	33.6
Net realized capital (gains) losses	(59.3)	215.8	18.8
Depreciation	3.5	3.5	3.4
Change in:
Accrued investment income	(12.8)	(19.7)	(23.3)
Reinsurance recoverable	122.6	79.6	74.0
Other receivables and asset accruals	(44.8)	(3.5)	(86.0)
Due to/from affiliates	(77.8)	54.3	17.2
Other payables and accruals	125.0	(91.9)	85.5
Other, net	60.9	(64.8)	(36.1)
Net cash provided by operating activities	1,087.8	1,113.1	986.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,868.7	6,468.5	6,340.3
Equity securities, available-for-sale	2.4	63.1	12.9
Mortgage loans on real estate	492.2	332.8	179.2
Limited partnerships/corporations	339.4	93.0	87.2
Acquisition of:
Fixed maturities	(5,484.7)	(7,662.0)	(7,383.5)
Equity securities, available-for-sale	(0.7)	(5.7)	(16.7)
Mortgage loans on real estate	(991.3)	(863.1)	(147.2)
Limited partnerships/corporations	(46.1)	(68.5)	(85.5)
Derivatives, net	(36.4)	(78.6)	(147.3)
Policy loans, net	5.0	7.1	1.7
Short-term investments, net	(463.0)	5.3	313.1
Loan-Dutch State obligation, net	416.8	122.4	134.7
Collateral received	57.1	105.3	4.7
Purchases of fixed assets, net	(0.6)	(0.8)	—
Net cash used in investing activities	(1,841.2)	(1,481.2)	(706.4)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,884.3	$3,115.4	$2,022.2
Maturities and withdrawals from investment contracts	(2,292.6)	(2,403.6)	(2,309.7)
Short-term loans to affiliates, net	648.0	(343.9)	(16.9)
Short-term repayments of repurchase agreements, net	—	(214.7)	214.6
Dividends paid and return of capital distribution	(340.0)	—	(203.0)
Capital contribution from parent	—	201.0	—
Net cash provided by (used in) financing activities	899.7	354.2	(292.8)
Net increase (decrease) in cash and cash equivalents	146.3	(13.9)	(12.3)
Cash and cash equivalents, beginning of year	217.1	231.0	243.3
Cash and cash equivalents, end of year	$363.4	$217.1	$231.0
Supplemental cash flow information:
Income taxes paid	$170.1	$108.4	$0.6
Interest paid	—	0.3	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc. ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. ("ING Insurance"), which is a wholly owned subsidiary of ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company. ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO") of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission ("SEC") on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "not-for-profit" organizations) and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications, including the presentation of changes in fair value of embedded derivatives within annuity products and the presentation of market value adjustment items in order to align with the presentation of the Consolidated Financial Statements of ING U.S., Inc. For the years ended December 31, 2011 and 2010, respectively, reclassifications decreased Fee income by $(1.1) and $(6.3), (decreased) increased Other net realized capital gains (losses) by $(216.1) and $9.3, decreased Other revenue by $(6.0)and $(1.4), and (decreased)

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

increased Interest credited and other benefits to contract owners by $(223.2) and $1.6, in the Statements of Operations. Such reclassifications had no impact on Shareholder's equity or Net income (loss).

Accounting Changes

Employee Benefit Plans

As of January 1, 2012, the Company voluntarily changed its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans. Previously, actuarial gains and losses were recognized in Accumulated other comprehensive income and, to the extent outside a corridor, amortized into operating results over the average remaining service period of active plan participants or the average remaining life expectancy of inactive plan participants, as applicable. The Company has elected to immediately recognize actuarial gains and losses in the Consolidated Statements of Operations in the year in which the gains and losses occur. The new accounting method is preferable, as it eliminates the delay in recognition of actuarial gains and losses. These gains and losses are generally only measured annually as of December 31 and, accordingly, will generally be recorded during the fourth quarter.

The Company's change in accounting methodology has been applied retrospectively. The cumulative effect of this change as of January 1, 2010, is a decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $17.4, net of tax. In addition, the impact of this change on the Company's Net income was an increase (decrease) of $1.0, $(7.2) and $(3.8) for the years ended December 31, 2012, 2011 and 2010, respectively. The impact of this change as of December 31, 2012 and 2011, respectively, is an additional decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $27.4 and $28.4, net of tax.

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of $202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to Accumulated other comprehensive income ("AOCI").

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk that the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only, principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues, and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Loan - Dutch State Obligation: The reported value of the State of The Netherlands (the "Dutch State") loan obligation was based on the outstanding loan balance, plus any unamortized premium. This loan obligation was sold to a related party in November 2012.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests that are not consolidated, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For portions of the program, the lending agent retains 5% of the collateral deposited by the borrower and transfers the remaining 95% to the Company. For other portions of the program, the lending agent retains the cash collateral. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments
The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

▪
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

▪
When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

▪
Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

▪
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

▪
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

▪
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company's counterparties, there is a termination event should the Company's long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company's property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition, as well as certain costs related directly to successful acquisition activities. Such costs consist principally of certain commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
Generally, the Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these DAC and VOBA balances and the present value of future deferrable acquisition costs.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.

Several assumptions are considered significant in the estimation of future gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year lookforward period. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. The principal assumptions used to establish liabilities for future policy benefits are based upon Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, benefit utilization, inflation and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based upon the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.0%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts.

Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 6.5% for the years 2012, 2011 and 2010. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Guarantees
The Company records reserves for product guarantees, which can be either assets or liabilities, for contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for guaranteed minimum death benefits ("GMDB") on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee ("MCG") products. These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The Company incorporates nonperformance risk in the calculation of the fair value of these guarantees.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	Such separate accounts are legally recognized;

▪	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

▪	Investments are directed by the contract owner or participant; and

▪	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Short-term and long-term debt are carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenues from investment-type and payout contracts without life contingencies, and FIA consist primarily of fees assessed against the contract owner account balance for mortality and policy administration and are reported in Fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits, in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

▪	The nature and character of the deferred tax assets and liabilities;

▪	Taxable income in prior carryback years;

▪	Projected future income, exclusive of reversing temporary differences and carryforwards;

▪	Projected future reversals of existing temporary differences;

▪	The length of time carryforwards can be utilized;

▪	Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;

▪	The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

▪	Any tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses from GMDBs. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with certain subsidiaries of Lincoln National Corporation ("Lincoln"). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.1 billion and $2.2 billion as of December 31, 2012 and 2011, respectively, equal the Company's total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement. Individual life reserves are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.

The Company utilizes a reinsurance agreement to manage reserve and capital requirements in connection with a portion of its deferred annuities business.  This agreement is accounted for under the deposit method.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable under reinsurance agreements are included in Reinsurance recoverable and amounts currently payable are included in Other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-03, "Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 were adopted by the Company on January 1, 2012. The Company determined that there was no effect on the Company's financial condition, results of operations, or cash flows, as the guidance is consistent with that previously applied by the Company.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the FASB issued Accounting Standards Update ("ASU") 2011-02, "Receivables (Accounting Standards CodificationTM ("ASC") Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"), which clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

▪	If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

▪	An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

▪	A restructuring that results in a delay in payment that is insignificant is not a concession;

▪
A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

▪	A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of certain information about troubled debt restructuring, which was previously deferred by ASU 2011-01, "Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20" ("ASU 2011-01").

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011. The Company determined, however, that there was no effect on the Company's financial position, results of operations or cash flows upon adoption, as there were no troubled debt restructurings between January 1, 2011 and July 1, 2011. The disclosures required by ASU 2011-02 are included in the Investments note to these Consolidated Financial Statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses
In July 2010, the FASB issued ASU 2010-20, "Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Investments note to these Consolidated Financial Statements, as well as the "Reinsurance" section above, except for the disclosures about troubled debt restructurings included in ASU 2011-02, that were adopted by the Company on July 1, 2011, (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011, and are included in the Investments note to these Consolidated Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, "Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives" ("ASU 2010-11"), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Consolidation and Business Combinations

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, "Financial Services-Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments" ("ASU 2010-15"), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer's interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities
In December 2009, the FASB issued ASU 2009-17, "Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities" ("ASU 2009-17"), which amends the consolidation guidance for VIEs, as follows:

•
Eliminates the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIEs activities and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•
Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined to not be the primary beneficiary but in which it has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, "Consolidations (ASC Topic 810): Amendments for Certain Investment Funds" ("ASU 2010-10"), which defers to ASU 2009-17 for a reporting entity's interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses and that are not structured as securitization entities. The Company has determined that all of its managed funds, with the exception of certain CLOs, qualify for the deferral.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted, prospectively, by the Company on January 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Financial Statements.

Fair Value

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS").
In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"), which includes the following amendments:

•	The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•	The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•	An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 were adopted, prospectively, by the Company on January 1, 2012. The adoption had no effect on the Company's financial condition, results of operations or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-04 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•	Purchases, sales, issuances and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation that were adopted by the Company on January 1, 2011. The adoption had no effect on the Company's financial condition, results of operations, or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2010-06 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income. The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 on December 31, 2011, and applied the provisions retrospectively. The Consolidated Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder's Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the Accumulated Other Comprehensive Income (Loss) note to these Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 are effective retrospectively for annual reporting periods beginning on or after January 1, 2013 and periods within those annual reporting periods. The Company will adopt the provisions of these ASUs in the first quarter of 2013 which will include additional disclosure of the gross and net information instruments deemed in scope, including any related collateral received or posted.

Disclosures about Amounts Reclassified out of AOCI
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the provisions of ASU 2013-02 in the first quarter of 2013 to provide additional information about amounts reclassified out of accumulated other comprehensive income by component.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,011.5	$135.6	$0.5	$—	$1,146.6	$—
U.S. government agencies and authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities(1):
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity securities investments	$19,132.7	$2,244.5	$52.6	$53.7	$21,378.3	$27.5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents other-than-temporary impairments ("OTTI") reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	—	410.7	—
State, municipalities and political subdivisions	95.1	10.9	—	—	106.0	—
U.S. corporate securities	8,166.9	770.8	31.1	—	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	—	345.2	—
Other	4,352.5	328.8	38.4	—	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	—	4,988.1	—

Residential mortgage-backed securities:
Agency	1,442.0	218.7	3.4	39.4	1,696.7	0.7
Non-Agency	513.4	66.7	49.5	19.8	550.4	28.8
Total Residential mortgage-backed securities	1,955.4	285.4	52.9	59.2	2,247.1	29.5

Commercial mortgage-backed securities	866.1	51.0	5.8	—	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	—	438.8	4.2
Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	59.2	19,240.2	38.1
Less: Securities pledged	572.5	22.4	1.2	—	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	59.2	18,646.5	38.1
Equity securities	131.8	13.1	—	—	144.9	—
Total fixed maturities and equity securities investments	$17,221.6	$1,662.8	$152.2	$59.2	$18,791.4	$38.1
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$853.5	$880.9
After one year through five years	3,953.8	4,249.9
After five years through ten years	5,700.3	6,339.8
After ten years	5,408.2	6,292.4
Mortgage-backed securities	2,819.1	3,196.6
Other asset-backed securities	475.7	495.6
Fixed maturities, including securities pledged	$19,210.6	$21,455.2

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity. As of December 31, 2011, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$1,154.1	$161.4	$0.9	$1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$14,008.0	$1,648.7	$26.4	$15,630.3

2011
Communications	$1,108.8	$116.3	$2.0	$1,223.1
Financial	1,948.9	133.2	39.6	2,042.5
Industrial and other companies	6,577.6	559.0	20.7	7,115.9
Utilities	2,527.2	259.2	6.4	2,780.0
Transportation	356.9	31.9	0.8	388.0
Total	$12,519.4	$1,099.6	$69.5	$13,549.5

The Company invests in various categories of collateralized mortgage obligations ("CMOs"), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31,

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2012 and 2011, approximately 41.8% and 41.1%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of December 31, 2012 and 2011, the fair value of loaned securities was $180.2 and $515.8, respectively and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $186.1 and $524.8, respectively, and is recorded in Short-term investments under securities loan agreement, including collateral delivered. As of December 31, 2012 and 2011, liabilities to return collateral of $186.1 and $524.8, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of the equity tranches of the collateralized loan obligations ("CLOs") of $1.3 and $0.9 as of December 31, 2012 and 2011, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012 to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pretax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

Securitizations

The Company invests in various tranches of securitization entities, including Residential Mortgage-backed Securities ("RMBS"), Commercial Mortgage-backed Securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. The Company's involvement with these entities is limited

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012 and 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$300.0	$0.5	$—	$—	$—	$—	$300.0	$0.5
U.S. corporate, state and municipalities	479.8	6.8	22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7	7.8	0.5	87.7	11.2	262.3	16.4
Residential mortgage-backed	68.7	1.6	7.2	0.3	132.4	16.2	208.3	18.1
Commercial mortgage-backed	7.5	0.1	1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	—	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$13.7	$39.1	$1.7	$306.2	$37.6	$1,383.7	$53.0

2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

Of the unrealized capital losses aged more than twelve months, the average fair value of the related fixed maturities was 89.1% and 83.2% of the average book value as of December 31, 2012 and 2011, respectively.

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$1,110.8	$15.2	$19.3	$3.9	141	10
More than six months and twelve months or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. Treasuries	$300.5	$—	$0.5	$—	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore,

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations of residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance Commissioners ("NAIC") evaluates the fixed maturity securities investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called "NAIC designations." An internally developed rating is used if no rating is available as permitted by the NAIC. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organization ("ARO") for marketable fixed maturities, called "rating agency designations," except for certain structured securities as described below. NAIC designations of "1," highest quality and "2," high quality, include fixed maturity securities generally considered investment grade. NAIC designations "3" through "6" include fixed maturity securities generally considered below investment grade.

The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond's amortized cost to the NAIC's loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company's RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodology reduces regulatory reliance on rating agencies and allows for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the NAIC rating methodologies described above (which may not correspond to rating agency designations). All NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company's fixed maturity securities holdings, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company's best estimate of comparable ratings from rating agencies, including Moody's Investors Service ("Moody's"), Standard & Poor's ("S&P") and Fitch Ratings Ltd. ("Fitch"). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

• when three ratings are received then the middle rating is applied;
• when two ratings are received then the lower rating is applied;
• when a single rating is received, the ARO rating is applied; and
• when ratings are unavailable then an internal rating is applied.

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include the following: residential mortgage

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

loans to customers who have strong credit profiles but lack some elements, such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company's exposure to subprime mortgage backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities was $61.2 and $6.2, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities were $59.1 and $21.7, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	67.8%	AAA	3.2%	2007	8.0%
	2	3.2%	AA	—	2006	6.0%
	3	19.6%	A	16.2%	2005 and prior	86.0%
	4	8.7%	BBB	21.5%		100.0%
	5	0.5%	BB and below	59.1%
	6	0.2%		100.0%
		100.0%
2011
	1	75.8%	AAA	7.5%	2007	9.1%
	2	5.3%	AA	—	2006	4.5%
	3	9.3%	A	13.0%	2005 and prior	86.4%
	4	9.4%	BBB	33.7%		100.0%
	5	—	BB and below	45.8%
	6	0.2%		100.0%
		100.0%

The Company's exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $106.0 and $9.5, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $111.4 and $19.6, respectively, representing 0.6% of total fixed maturities, including securities pledged, based on fair value.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the Company's exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	33.4%	AAA	0.2%	2007	13.8%
	2	12.4%	AA	1.4%	2006	29.3%
	3	21.0%	A	3.4%	2005 and prior	56.9%
	4	30.3%	BBB	5.6%		100.0%
	5	2.3%	BB and below	89.4%
	6	0.6%		100.0%
		100.0%
2011
	1	39.9%	AAA	0.3%	2007	12.0%
	2	14.9%	AA	3.1%	2006	28.3%
	3	14.7%	A	13.1%	2005 and prior	59.7%
	4	21.1%	BBB	4.6%		100.0%
	5	4.7%	BB and below	78.9%
	6	4.7%		100.0%
		100.0%

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company's CMBS totaled $839.1 and $911.3, respectively and Other ABS, excluding subprime exposure, totaled $435.6 and $381.0, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $0.2 and $5.8, respectively and gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $0.6 and $0.7, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company's exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	99.9%	AAA	54.1%	2007	28.7%
	2	—	AA	17.1%	2006	20.4%
	3	0.1%	A	8.4%	2005 and prior	50.9%
	4	—	BBB	5.3%		100.0%
	5	—	BB and below	15.1%
	6	—		100.0%
		100.0%
2011
	1	97.4%	AAA	63.7%	2007	23.4%
	2	0.9%	AA	1.4%	2006	18.2%
	3	0.7%	A	21.1%	2005 and prior	58.4%
	4	1.0%	BBB	4.0%		100.0%
	5	—	BB and below	9.8%
	6	—		100.0%
		100.0%

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 47.0%, 5.6% and 26.9%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 49.3%, 5.5% and 17.2%, respectively, of total Other ABS, excluding subprime exposure.
The following tables summarize the Company's exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	98.3%	AAA	88.4%	2012	21.4%
	2	1.6%	AA	1.9%	2011	12.2%
	3	0.1%	A	8.0%	2010	5.7%
	4	—	BBB	1.6%	2009	0.3%
	5	—	BB and below	0.1%	2008	9.5%
	6	—		100.0%	2007	22.9%
		100.0%			2006	6.1%
					2005 and prior	21.9%
						100.0%
2011
	1	95.0%	AAA	82.7%	2011	14.3%
	2	4.7%	AA	1.2%	2010	7.3%
	3	—	A	8.4%	2009	0.4%
	4	0.3%	BBB	7.4%	2008	11.7%
	5	—	BB and below	0.3%	2007	30.3%
	6	—		100.0%	2006	6.8%
		100.0%			2005 and prior	29.2%
						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012, the Company did not have any troubled debt restructurings. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

As of December 31, 2012 and 2011, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$2,874.0	$2,374.8
Collective valuation allowance	(1.3)	(1.3)
Total net commercial mortgage loans	$2,872.7	$2,373.5

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$1.3	$1.3
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1.3	$1.3

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of December 31, 2012 and 2011:

	2012	2011
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	5.6	5.8
Subtotal	5.6	5.8
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$5.6	$5.8
Unpaid principal balance of impaired loans	$7.1	$7.3

The following table presents information on impaired loans as of December 31, 2012 and 2011:

	2012	2011
Impaired loans, average investment during the period	$5.7	$7.7

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 and 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on interest income recognized on impaired and restructured loans for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$0.4	$0.6	$0.9
Interest income recognized on impaired loans, on a cash basis	0.4	0.6	1.0

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% - 50%	$501.3	$552.4
50% - 60%	768.9	771.5
60% - 70%	1,491.6	908.2
70% - 80%	96.4	125.2
80% and above	15.8	17.5
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,114.4	$1,600.1
1.25x - 1.5x	390.5	408.1
1.0x - 1.25x	293.1	286.7
Less than 1.0x	76.0	79.9
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$564.1	19.6%	$514.7	21.7%
South Atlantic	561.0	19.5%	412.0	17.3%
Middle Atlantic	332.7	11.6%	325.9	13.7%
East North Central	337.8	11.8%	285.6	12.0%
West South Central	460.4	16.0%	358.4	15.1%
Mountain	214.5	7.5%	191.2	8.0%
West North Central	205.2	7.1%	98.9	4.2%
New England	119.1	4.1%	94.2	4.0%
East South Central	79.2	2.8%	93.9	4.0%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$1,035.2	36.0%	$956.4	40.3%
Retail	824.0	28.7%	544.7	22.9%
Office	427.0	14.8%	351.5	14.8%
Apartments	298.7	10.4%	281.7	11.9%
Hotel/Motel	92.1	3.2%	132.7	5.6%
Mixed use	34.2	1.2%	0.9	0.0%
Other	162.8	5.7%	106.9	4.5%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$939.0	$—
2011	836.9	857.9
2010	124.0	161.9
2009	73.0	92.6
2008	119.0	137.2
2007	102.3	202.1
2006 and prior	679.8	923.1
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7		1
U.S. corporate	2.9	3	20.4	17	6.6		24
Foreign(1)	0.8	3	27.8	50	42.4		20
Residential mortgage-backed	6.0	33	8.2	38	14.8		53
Commercial mortgage-backed	—	—	28.2	8	20.5		8
Other asset-backed	1.2	4	22.7	53	58.5		42
Limited partnerships	—	—	—	—	1.6		4
Equity securities	—	—	—	—	—	*	1
Mortgage loans on real estate	—	—	—	—	1.0		1
Total	$10.9	43	$107.3	166	$147.1		154
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $9.1, $17.6 and $48.4 of write-downs related to credit impairments for the years ended December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $1.8, $89.7 and $98.7, in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7	1
U.S. corporate	0.2	1	20.4	17	6.7	24
Foreign(1)	0.8	3	23.7	46	28.5	15
Residential mortgage-backed	0.7	3	1.6	7	8.6	18
Commercial mortgage-backed	—	—	22.9	8	16.2	6
Other asset-backed	0.1	1	21.1	50	37.0	26
Total	$1.8	8	$89.7	128	$98.7	90
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $1.2 billion and $1.9 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$19.4	$50.7	$46.0
Additional credit impairments:
On securities not previously impaired	1.5	0.9	12.0
On securities previously impaired	3.7	6.7	11.7
Reductions:
Securities intent impaired	—	(8.7)	(5.9)
Securities sold, matured, prepaid or paid down	(4.6)	(30.2)	(13.1)
Balance at December 31	$20.0	$19.4	$50.7

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$1,222.5	$1,224.2	$1,182.4
Equity securities, available-for-sale	7.5	13.6	15.3
Mortgage loans on real estate	143.5	118.1	104.0
Policy loans	13.2	13.7	13.3
Short-term investments and cash equivalents	1.4	0.8	0.8
Other	6.8	95.5	68.0
Gross investment income	1,394.9	1,465.9	1,383.8
Less: Investment expenses	46.1	45.0	41.5
Net investment income	$1,348.8	$1,420.9	$1,342.3

As of December 31, 2012 and December 31, 2011, the Company did not have any investments in fixed maturities which produced no investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$67.5	$112.6	$38.7
Fixed maturities, at fair value option	(124.2)	(60.6)	(39.2)
Equity securities, available-for-sale	(0.2)	7.4	4.1
Derivatives	1.3	(64.3)	(44.6)
Embedded derivative - fixed maturities	(5.5)	4.9	8.0
Embedded derivative - product guarantees	120.4	(216.1)	9.3
Other investments	—	0.3	4.9
Net realized capital gains (losses)	$59.3	$(215.8)	$(18.8)
After-tax net realized capital gains (losses)	$38.5	$(53.3)	$1.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$2,887.1	$5,596.3	$5,312.9
Gross gains	88.7	249.0	213.6
Gross losses	(12.7)	(33.6)	(27.8)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the fixed index annuity contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within Fixed indexed annuities ("FIA") contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. Embedded derivatives within fixed maturities are reported with the host contract on the Consolidated Balance Sheets and changes in fair value are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Interest rate contracts	$1,000.0	$215.4	$—	$1,000.0	$173.9	$—
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	18,131.1	292.9	328.5	17,555.1	269.4	306.4
Foreign exchange contracts	161.6	0.4	18.3	213.4	0.7	32.4
Equity contracts	14.5	0.4	—	—	—	—
Credit contracts	347.5	3.6	—	548.4	2.6	21.2
Managed custody guarantees	N/A	—	—	N/A	—	1.0
Embedded derivatives:
Within fixed maturity investments	N/A	53.7	—	N/A	59.2	—
Within annuity products	N/A	—	122.4	N/A	—	236.3
Total		$566.4	$469.2		$505.8	$597.3
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to variability in the future cash flows for forecasted transactions through the fourth quarter 2016.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(18.9)	(58.3)	(61.4)
Foreign exchange contracts	6.9	(0.7)	7.4
Equity contracts	2.0	(0.5)	0.5
Credit contracts	11.3	(4.8)	8.9
Managed custody guarantees	1.1	1.1	4.1
Embedded derivatives:
Within fixed maturity investments(2)	(5.5)	4.9	8.0
Within annuity products(2)	119.3	(217.2)	5.2
Total	$116.2	$(275.5)	$(27.3)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, ineffective amounts are deemed to be immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. ("ISDA") agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex ("CSA") to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par value minus recovery value of the swap contract. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on the sale of credit default swaps was $329.0 and $518.3, respectively.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Product guarantees:
Stabilizer and MCGs	$—	$—	$102.0	$102.0
FIA	—	—	20.4	20.4
Derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign(1)	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,206.1	41.0	2,247.1
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Total fixed maturities, including securities pledged	1,180.3	17,811.0	248.9	19,240.2
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	437.6	—	443.3
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total assets	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees:
Stabilizers and MCGs	$—	$—	$221.0	$221.0
FIA	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total liabilities	$—	$347.4	$249.9	$597.3
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2011, $194.9 and $14.8 billion of a total of $19.2 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives: Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s nonperformance risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair value for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed interest rate. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2012 and 2011.  The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Year Ended December 31, 2012
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$129.1	$(0.3)	$(1.4)	$0.4	$—	$—	$(7.9)	$38.3	$(3.6)	$154.6	$(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Separate Accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)	$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5	—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	254.7	(3.0)	1.7	57.1	—	(38.5)	(8.1)	5.3	(228.2)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)	15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	525.0	(29.6)	24.2	107.0	—	(177.9)	(61.6)	171.0	(309.2)	248.9	(5.5)

Equity securities, available-for-sale	27.7	0.1	0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—
Derivatives, net	(13.6)	0.8	—	0.2	—	—	—	—	—	(12.6)	0.6
Product guarantees:
Stabilizer and MCGs(1)	(3.0)	(212.5)	—	(5.5)	—	—	—	—	—	(221.0)	—
FIA(1)	(5.6)	(3.6)	—	(7.1)	—	—	—	—	—	(16.3)	—
Separate Accounts(4)	22.3	—	—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts for the year ended December 31, 2012 were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The transfers out of Level 3 for the year ended December 31, 2011 in fixed maturities, including securities pledged, were primarily due to the Company's determination that the market for subprime RMBS securities had become active in the first quarter 2011 and to an increased utilization of vendor valuations for certain CMO assets, as opposed to the previous use of broker quotes in the second quarter of 2011. While the valuation methodology for subprime RMBS securities has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and the Company experience may be limited on certain products.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0% to 4.0%
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

Generally, the following will cause an increase (decrease) in the MCG derivative and Stabilizer embedded derivative fair value liabilities:

•	An increase (decrease) in interest rate volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and December 31, 2011:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,455.2	$21,455.2	$19,240.2	$19,240.2
Equity securities, available-for-sale	142.8	142.8	144.9	144.9
Mortgage loans on real estate	2,872.7	2,946.9	2,373.5	2,423.1
Loan - Dutch State obligation	—	—	417.0	421.9
Policy loans	240.9	240.9	245.9	245.9
Limited partnerships/corporations	179.6	179.6	510.6	510.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	1,229.3	958.7	958.7
Derivatives	512.7	512.7	446.6	446.6
Notes receivable from affiliates	175.0	194.3	175.0	165.2
Assets held in separate accounts	53,655.3	53,655.3	45,295.2	45,295.2
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	20,263.4	25,156.5	18,889.8	22,212.7
Supplementary contracts, immediate annuities and other	680.0	837.3	742.9	896.2
Annuity product guarantees:
FIA	20.4	20.4	16.3	16.3
Stabilizer and MCGs	102.0	102.0	221.0	221.0
Derivatives	346.8	346.8	360.0	360.0
Long-term debt	4.9	4.9	4.9	4.9
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing cash flows net of certain contract fees discounted using The Netherlands Strip Yield Curve and is classified as Level 2.

Policy loans: The fair value of policy loans is equal to the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$334.9	$307.6	$355.7
Deferrals of commissions and expenses	79.1	79.8	74.7
Amortization:
Amortization	(72.1)	(71.5)	(40.5)
Interest accrued(1)	31.1	31.9	29.9
Net amortization included in the Consolidated Statements of Operations	(41.0)	(39.6)	(10.6)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(12.9)	(112.2)
Balance at December 31	$296.5	$334.9	$307.6
(1) Interest accrued at 5.0% to 7.0% during 2012, 2011 and 2010.

Activity within VOBA was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$593.6	$864.2	$981.2
Deferrals of commissions and expenses	8.1	8.5	17.6
Amortization:
Amortization	(152.6)	(125.1)	(16.0)
Interest accrued(1)	62.5	70.5	67.8
Net amortization included in the Consolidated Statements of Operations	(90.1)	(54.6)	51.8
Change in unrealized capital gains/losses on available-for-sale securities	(130.2)	(224.5)	(186.4)
Balance at December 31	$381.4	$593.6	$864.2
(1) Interest accrued at 5.0% and 7.0% during 2012, 2011 and 2010

The estimated amount of VOBA amortization expense, net of interest, is $66.0, $50.7, $45.4, $42.3 and $34.9, for the years 2013, 2014, 2015, 2016 and 2017, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

6.    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1. As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $32.1 billion. The additional liability recognized related to minimum guarantees was $226.4.

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2012 and 2011, was $9.3 billion and $7.9 billion, respectively.

7.    Reinsurance

At December 31, 2012, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  As of December 31, 2012, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 and $10.3 were maintained for this contract as of December 31, 2012 and 2011, respectively.

Reinsurance ceded in force for life mortality risks were $15.1 billion and $16.2 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, net receivables were comprised of the following:

	2012	2011
Claims recoverable from reinsurers	$2,153.8	$2,276.3
Reinsured amounts due to reinsurers	(0.3)	(0.3)
Other	0.2	0.3
Total	$2,153.7	$2,276.3

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Premiums:
Direct premiums	$36.2	$34.0	$67.6
Reinsurance assumed	—	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.3)
Net premiums	$36.0	$33.9	$67.3

8.    Capital Contributions, Dividends and Statutory Information

ILIAC's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During the year ended December 31, 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent.

During the year ended December 31, 2012, following receipt of required approval from the State of Connecticut Insurance Department (the "Department"), ILIAC paid a cash distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend or distribution on its common stock to its Parent. During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent. On October 15, 2012, December 22, 2011 and October 30, 2010, IFA paid a $90.0, $65.0 and $60.0 dividend, respectively, to ILIAC, its parent, which was eliminated in consolidation. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $261.6, $194.4 and $66.0, for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.9 billion as of December 31, 2012 and 2011.

The Company is subject to minimum risk-based capital (“RBC”) requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted based on the specific rules regarding admissibility.

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities, net of OTTI	$2,190.9	$1,518.7	$933.8
Equity securities, available-for-sale	13.5	13.1	21.0
Derivatives	215.2	173.7	0.5
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(810.6)	(603.6)	(362.4)
Premium deficiency reserve adjustment	(152.6)	(64.8)	(61.0)
Other investments	—	—	0.1
Unrealized capital gains (losses), before tax	1,456.4	1,037.1	532.0
Deferred income tax asset (liability)	(444.6)	(302.3)	(149.3)
Unrealized capital gains (losses), after tax	1,011.8	734.8	382.7
Pension and other post-employment benefits liability, net of tax	11.2	12.7	7.8
AOCI	$1,023.0	$747.5	$390.5

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities	$661.6	563.6	813.1
Equity securities, available-for-sale	0.4	(7.9)	8.2
Derivatives	41.5	173.2	0.5
DAC/VOBA and sales inducement adjustment on available-for-sale securities	(207.0)	(241.2)	(295.3)
Premium deficiency reserve adjustment	(87.8)	(3.8)	(61.0)
Other investments	—	(0.1)	0.1
Change in unrealized gains/losses on securities, before tax	408.7	483.8	465.6
Deferred income tax asset/liability	(138.6)	(145.5)	(82.2)
Change in unrealized gains/losses on securities, after tax	270.1	338.3	383.4

Change in OTTI, before tax	10.6	21.3	(12.7)
Deferred income tax asset/liability	(3.7)	(7.5)	4.4
Change in OTTI, after tax	6.9	13.8	(8.3)

Pension and other post-employment benefit liability, before tax	(2.2)	7.6	(1.4)
Deferred income tax asset/liability	0.7	(2.7)	0.5
Pension and other post-employment benefit liability, after tax	(1.5)	4.9	(0.9)

Net change in AOCI, after tax	$275.5	$357.0	$374.2

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Net unrealized capital gains/losses arising during the year(1)	$320.6	$408.8	$335.6
Less: reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	43.6	78.7	29.2
Change in deferred tax valuation allowance	—	22.0	68.7
Net change in unrealized capital gains/losses on securities	$277.0	$352.1	$375.1
(1) Pretax net unrealized capital gains/losses arising during the period were $485.4, $625.1 and $495.7 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $66.1, $120.0 and $42.8 for the years ended December 31, 2012, 2011 and 2010, respectively.

C-60

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Current tax expense (benefit):
Federal	$200.9	$60.3	$73.2
Total current tax expense (benefit)	200.9	60.3	73.2
Deferred tax expense (benefit):
Federal	(9.7)	(65.3)	35.8
Total deferred tax expense (benefit)	(9.7)	(65.3)	35.8
Total income tax expense (benefit)	$191.2	$(5.0)	$109.0

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income (loss) before income taxes	$516.6	$315.3	$486.9
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	180.8	110.4	170.4
Tax effect of:
Dividends received deduction	(18.6)	(37.0)	(23.3)
Valuation allowance	—	(87.0)	(13.7)
IRS audit adjustment	(0.3)	3.7	(26.8)
Prior year tax	28.1	—	—
State tax expense (benefit)	—	—	0.6
Other	1.2	4.9	1.8
Income tax expense (benefit)	$191.2	$(5.0)	$109.0

Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities as of December 31, 2012 and 2011, are presented below.

	2012	2011
Deferred tax assets:
Insurance reserves	$255.4	$269.6
Investments	87.5	89.2
Postemployment benefits	50.6	97.1
Compensation and benefits	44.4	22.9
Other assets	24.5	22.5
Total gross assets before valuation allowance	462.4	501.3
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	451.3	490.2

Deferred tax liabilities:
Net unrealized investment (gains) losses	(482.4)	(357.5)
Deferred policy acquisition costs	(143.8)	(127.0)
Value of business acquired	(332.2)	(360.9)
Total gross liabilities	(958.4)	(845.4)
Net deferred income tax liability	$(507.1)	$(355.2)

Net unrealized capital losses are presented as a component of other comprehensive income (loss) in Shareholder's equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2012 and 2011, the Company had a tax valuation allowance of $62.8 that was allocated to Net income (loss) and $(51.7) that was allocated to Other comprehensive income. As of December 31, 2012 and 2011, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $32.1 and $1.3 for federal income taxes as of December 31, 2012 and 2011, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for 2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefits of losses generated.

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of period	$—	$23.0
Additions for tax positions related to prior years	—	4.5
Reductions for tax positions related to prior years	—	(4.5)
Reductions for settlements with taxing authorities	—	(23.0)
Balance at end of period	$—	$—

The Company had no unrecognized tax benefits as of December 31, 2012 and 2011 which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2012 and 2011.

Tax Regulatory Matters

In March 2012, the Internal Revenue Service ("IRS") completed its examination of the Company's return for tax year 2010. The 2010 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 through 2012 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program ("CAP") for tax years 2011, 2012 and 2013.

11.    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $19.1, $24.6 and $27.2 for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.7, $9.8 and $10.7, for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012 and 2011.

	2012	2011
Change in benefit obligation:
Benefit obligation, January 1	$98.7	$96.8
Interest cost	4.4	5.0
Benefits paid	(9.3)	(8.4)
Actuarial gain on obligation	3.4	18.4
Plan adjustments	—	(8.8)
Curtailments or settlements	—	(4.3)
Benefit obligation, December 31	$97.2	$98.7
Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

Amounts recognized in the Consolidated Balance Sheets consist of:

	2012	2011
Accrued benefit cost	$(97.2)	$(98.7)
Accumulated other comprehensive income:
Prior service cost	(7.3)	(8.5)
Net amount recognized	$(104.5)	$(107.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2012 and 2011 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2012	2011
Discount rate	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.05% was the appropriate discount rate as of December 31, 2012, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2012	2011	2010
Discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation levels	4.00%	4.00%	3.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012	2011	2010
Interest cost	$4.4	$5.0	$5.1
Net loss (gain)	3.4	16.0	11.5
Unrecognized past service cost recognized in the year	(1.2)	—	0.1
The effect of any curtailment or settlement	—	2.2	—
Net periodic benefit cost	$6.6	$23.2	$16.7

Cash Flows

In 2013, the employer is expected to contribute $8.6 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2013 through 2017 and thereafter through 2022, are estimated to be $8.6, $7.7, $6.0, $5.8, $6.0 and $30.1, respectively.

Stock Option and Share Plans

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership Plan ("leo"). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified options on ING Group shares in the form of American Depository Receipts ("ADRs"). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING's Total Shareholder Return ("TSR") relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant's death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares ("LSPP") were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING's performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.0, $5.1 and $3.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company recognized tax benefits of $1.5, $0.8 and $0.7 in 2012, 2011 and 2010, respectively.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•
The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2012, 2011 and 2010, were $11.9, $9.9 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 security for its repayment obligations with respect to the loan.

At both December 31, 2012 and 2011, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2012, 2011 and 2010, rent expense for leases was $4.9, $5.0 and $4.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2012 and 2011, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $314.9 and $536.4, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and Derivatives Association, Inc. Agreements ("ISDA Agreements"), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2012 and 2011, the Company held $167.0 and $110.0 of net cash collateral, respectively, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2012 and 2011, the Company delivered collateral of $39.5 and $77.9, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Other fixed maturities-state deposits	$13.4	$13.6
Securities pledged(1)	219.7	593.7
Total restricted assets	$233.1	$607.3
(1) Includes the fair value of loaned securities of $180.2 and $515.8 as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirement and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws and disgorgement of retained gains. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required to be made. Accordingly, the Company's estimate reflects both types of matters. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For other matters included within this estimation, for which a reasonably possible but not probable range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. It is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), which has been filed by the administrator of a 401(k) ERISA Plan who claims that the Company has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of the Employee Retirement Income Act ("ERISA"). Among other things, Claimant seeks declaratory relief and the disgorgement of all revenue sharing payments and profits earned in connection with such payments, as well as attorney's fees. On January 26, 2012, Plaintiff filed a motion requesting to be allowed to represent a class of similarly situated ERISA Plans, which the court granted on September 26, 2012. The Company denies Claimant's allegations and is vigorously defending this litigation.

The regulatory examination of the Company's policy for addressing and correcting an error that is made when processing the trade instructions of an ERISA plan or one of its participants has been resolved. Under that policy, the Company absorbs any loss and retains any gain that results from such an error correction. The resolution will not have a material impact on the Company's results of operations or financial position.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $22.8 and $23.7, respectively.

▪
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $183.5, $180.6 and $209.7, respectively.

▪
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2012, 2011 and 2010, net expenses related to the agreement were incurred in the amount of $30.8, $29.8 and $53.3, respectively.

▪
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2012, 2011 and 2010, ILIAC's net earnings related to the agreement were in the amount of $7.1, $8.4 and $2.2, respectively.

▪
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2012, 2011 and 2010, revenue under the IIM intercompany agreement was $26.2, $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2012, 2011 and 2010, commissions were collected in the amount of $225.5, $218.3 and $220.0, respectively. Such commissions are, in turn, paid to broker-dealers.

▪
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $212.3, $207.9 and $204.5, respectively.

▪
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under this service agreement in the amount of $3.2, $3.2 and $3.3, respectively.

▪
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $23.3 and $19.8, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited ("SLDI") to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $135.0, $103.2 and $246.1 (excludes fees paid to ING Investment Management Co.) in 2012, 2011 and 2010, respectively.

DSL has been retained by ING Investors Trust ("IIT"), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2012, 2011 and 2010, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $370.6, $323.2 and $314.3, respectively. At December 31, 2012 and 2011, DSL had $25.6 and $22.9, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any Company borrowing is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  Interest on any ING U.S., Inc. borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2012, 2011 and 2010. The Company earned interest income of $0.5, $1.3 and $0.9 for the years ended December 31, 2012, 2011 and 2010, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations.  As of December 31, 2012, the Company did not have any outstanding receivable. As of December 31, 2011, the Company had an outstanding receivable of $648.0 from ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2012, 2011 and 2010.

Alt-A Back-Up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back Up Facility (the “Alt-A Back-up Facility”) regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. (“ING Support Holding”), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.
The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the “Dutch State Obligation”). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $1.4, $1.9 and $2.3 in the years ended December 31, 2012, 2011 and 2010, respectively.
The Company executed a second transaction effective January 26, 2009, in which an additional $5.0 par Alt-A RMBS portfolio owned by the Company were sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $3.6 for 80% of the Company's additional $5.0 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $0.6 and retained the remaining 20% of this Alt-A RMBS portfolio.
On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and ING Bank N.V. (“ING Bank”) entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.
Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer. Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

C-72

Form No. SAI.109860-13	ILIAC May 2013

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2012
		-	Statements of Operations for the year ended December 31, 2012
		-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2012 and 2011
		-	Consolidated Statements of Operations for the years ended December 31,
2012, 2011, and 2010
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2012, 2011, and 2010
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Broker-Dealer Agreement · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
	(3.2)		Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and
Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of
Assignment to AISI · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November
30, 2000.
	(3.3)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(3.5)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December
30, 2003.
(4.9)	Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.10)	Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on December 30, 2003.
(4.11)	Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on December 30, 2003.
(4.12)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.13)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.14)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.15)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.16)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.17)	Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.18)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.19)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.

(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.21)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.22)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.23)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 10, 2002.
(4.24)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.25)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.26)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-
01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.27)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.

(4.28)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-
CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-
IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-
CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 15, 2009.
(4.29)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY)
GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP),
G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract
Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP),
GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 15, 2009.
(4.30)	Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.
(4.31)	Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.
(4.32)	Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.
(4.33)	Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.34)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.35)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.36)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on September 17, 2010.
(4.37)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.

(4.38)	Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-
HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-
CDA(12/99) and C-CDA-10 · Incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 8, 2011.
(5)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.2)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May
1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and
July 8, 2011 · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File
No. 033-75962), as filed on April 3, 2012.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.4)	(Retail) Fund Participation Agreement effective as of October 26, 2000 between
Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.5)	(Retail) First Amendment entered into as of July 1, 2001 to the Fund Participation
Agreement dated as of October 26, 2000 by and between Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and
Alliance Fund Distributors, Inc. and amended on August 27, 2010 · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on April 5, 2012, and by reference to Post-Effective
Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010.
(8.6)	(Retail) Third Amendment dated as of February 1, 2013 to the Fund Participation
Agreement dated as of October 26, 2000 by and between AllianceBernstein
Investments, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC
(8.7)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9,
2008.
(8.8)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
May 1, 2008 between ING Life Insurance and Annuity Company and Saturna
Brokerage Services Inc. (Amana Funds) · Incorporated by reference to Post-
Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on August 18, 2008.
(8.9)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.10)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.11)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on October
1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective Amendment
No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-
75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment
No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.12)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment Services,
Inc., American Century Services, LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.13)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.14)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.15)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company and amended on November 1, 2006, February 1, 2007, October 1,
2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No.
333-01107), as filed on November 18, 2008, and by reference to Post-Effective
Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File
No. 033-75962), as filed on December 16, 2011

(8.16)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.17)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.18)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.19)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.20)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.21)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment
No. 12 (File No. 333-109860), as filed on April 15, 2009.
(8.22)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.23)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
	2008	.
(8.24)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
	2009	.
(8.25)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership,
Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment
Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
	2012	.
(8.26)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.27)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.28)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the
Selling and Services Agreement and Fund Participation Agreement dated October 5,
2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and
BlackRock Investments, LLC · Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 3, 2010.

(8.29)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.30)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
September 13, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal
McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc. · Incorporated
by reference to Post-Effective Amendment No. 18 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on April 8, 2011.
(8.31)	Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 5, 2012.
(8.32)	(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston
Financial Data Services Inc. · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 18, 2009.
(8.33)	(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.34)	(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.35)	Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.

(8.36)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 15, 2009.
(8.37)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Participation Agreement dated October 9, 2007 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Eaton Vance Distributors, Inc. and amended on July 1,
2009 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009.
(8.38)	Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(8.39)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.40)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.41)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity
Distributors Corporation · Incorporated by reference to Pre-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July
27, 2007.
(8.42)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.43)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004.
(8.44)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.45)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.46)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.47)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, LLC and amended on November 17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 3, 3012.
(8.48)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.

(8.49)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.
(8.50)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.51)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.52)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and
Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on
October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No.
333-01107), as filed on December 3, 2010.
(8.53)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.54)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.

(8.55)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.56)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.57)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June
19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.58)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.59)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June
26, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107),
as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File
No. 033-75988), as filed on April 13, 2004.
(8.60)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.61)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.62)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.
(8.63)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 9, 2008.
(8.64)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.65)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.66)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.67)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No.
28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as
filed on June 6, 2006.
(8.68)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.69)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.

(8.70)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc.
(renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and
Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as
filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file
No. 033-75962), as filed on April 3, 3012.
(8.71)	(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and
January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.
(8.72)	(Retail) Fund Participation Agreement dated as of October 30, 2000 among
INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004 .
(8.73)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007 .
(8.74)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11,
2007 .
(8.75)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007 .

(8.76)	(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479),
as filed on April 25, 2012.
(8.77)	(Retail) Amendment No. 1 to the Selling and Services Agreement dated as of July 25,
2002 by and among ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), The Lord
Abbett Family of Funds and Lord Abbett Distributor LLC and amended on
September 26, 2003, September 1, 2004, October 1, 2007, August 12, 2008, August
31, 2008, September 30, 2009 and November 30, 2010 · Incorporated by reference to
Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 25, 2012.
(8.78)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.79)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM
Service Company LLC (Mainstay) · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 18, 2009.
(8.80)	(Retail) Amendment dated as of September 30, 2008 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC,
NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) and
amended on April 24, 2009 and November 16, 2009· Incorporated by reference to
Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No.
333-109860), as filed on December 18, 2009, and by reference to Post-Effective
Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.
(8.81)	(Retail) Fourth Amendment dated February 1, 2013 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service
Company LLC (Mainstay)

(8.82)	Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors
LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.83)	(Retail) Fund Participation Agreement made and entered into on September 15, 2000 between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19,
2005.
(8.84)	(Retail) First Amendment effective as of January 1, 2007 to the Fund Participation
Agreement dated September 15, 2000 between ING Life Insurance and Annuity
Company and MFS Fund Distributors, Inc.
(8.85)	(Retail) Second Amendment effective as of June 1, 2008 to the Fund Participation
Agreement dated September 15, 2000 by and among ING Life Insurance and
Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc.
(8.86)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective October 16,
2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.87)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC ·Incorporatedby reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.88)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.

(8.89)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.90)	(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company,
OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services · Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on December 20, 2012.
(8.91)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.92)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 and amended on June 4, 2010 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.93)	First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and
Fund Participation Agreement dated as of October 15, 2009 by and among ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 58 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.
(8.94)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.95)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.

(8.96)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.97)	First Amendment dated August 15, 2007 to Participation Agreement among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO
Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of
May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.98)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company (Administrative) · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.99)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.100)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.101)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.102)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.

(8.103)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on July 1, 2005, October
1, 2008 and March 10, 2009 · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File
No. 333-01107), as filed on December 18, 2009.
(8.104)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.105)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.106)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.
(8.107)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna
Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.108)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering Services
Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity
Company and amended on April 1, 2003, May 1, 2004, March 1, 2008 and
September 17, 2010 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004, and by reference to Post-Effective Amendment No. 8 (File No. 333-109860),
as filed on April 18, 2006, and by reference to Post-Effective Amendment No. 12
(File No. 333-109860), as filed on April 15, 2009, and by reference to Post-Effective
Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010.
(8.109)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between
Pioneer Investment Management Shareholder Services, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.110)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.111)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on December 18, 2009.
(8.112)	(Retail) First Amendment dated as of January 1, 2009 to Selling and Services
Agreement and Fund Participation Agreement dated June 27, 2008 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Royce Fund Services, Inc. and amended on
November 6, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-
109860), as filed on April 13, 2010.
(8.113)	Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund
Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009.

(8.114)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna
Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and
T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.
(8.115)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. and
amended on January 1, 2002, January 1, 2003 and March 4, 2003 · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.
(8.116)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.117)	(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg
Investment Management and Thornburg Securities Corporation · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009.
(8.118)	(Retail) First Amendment dated as of December 15, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and
Thornburg Securities Corporation and amended on May 1, 2012 · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on April 13, 2010, and by reference to Post-
Effective Amendment No. 20 (File No. 333-109860), as filed on December 26, 2012.
(8.119)	Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg
Securities Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. and amended on December 15, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-
Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.120)	Participation Agreement made and entered into on March 30, 2004 among Vanguard
Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing
Corporation and ING Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 19, 2005.
(8.121)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group,
Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 10 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2008.
(8.122)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital
Management and The Victory Portfolios and amended on March 18, 2009 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.123)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital
Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.124)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.125)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011,
August 11, 2011 and November 1, 2012 • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5
(File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective
Amendment No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as filed on December
20, 2012.

(8.126)	Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and
Participation Agreement effective as of September 26, 2005 by and among Columbia
Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors,
Inc.), Columbia Management Investment Services Corp. (formerly RiverSource
Service Corporation), ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.127)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.128)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.129)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.130)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insuran ce Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.131)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.

(8.132)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.133)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12,
2007.
(8.134)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and
amended on August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on
April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No.
333-105479), as filed on April 9, 2010, and by reference to Post-Effective
Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.
(8.135)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director, Executive Vice President and
	West Chester, PA 19380	Chief Risk Officer
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	20 Braintree Hill Office Park,	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Howard Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Chevy Chase, MD 20815

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 for Variable Annuity Account I of ING Life Insurance and Annuity
Company (File No. 333-130822), as filed with the Securities and Exchange
Commission on April 3, 2013.

Item 27. Number of Contract Owners

As of February 28, 2013, there were 649,359 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S. Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life

Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Richard Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774
Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661
Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774
Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774
Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774
Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774
Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774
William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774
Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390
Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Name	Principal Business Address	Positions and Offices with Underwriter

Christina Hurley	One Orange Way	Vice President
Windsor, CT 06095-4774

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name		Principal Business Address	Positions and Offices with Underwriter
Melissa A. O’Donnell		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Barry Eidex		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$54,904,926.87
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2012.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 4th day of April, 2013.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Mary (Maliz) E. Beams*	Director and President		)
Mary (Maliz) E. Beams	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer		)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)
Steven T. Pierson	(principal accounting officer))
)
Donald W. Britton*	Director		)	April
Donald W. Britton			)	4, 2013
)
)
Alain M. Karaoglan*	Director		)
Alain M. Karaoglan			)
)
Rodney O. Martin*	Director		)
Rodney O. Martin			)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b) (8.6)	(Retail) Third Amendment dated as of February 1, 2013 to the
Fund Participation Agreement dated as of October 26, 2000 by and between AllianceBernstein Investments, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers,
LLC

24(b) (8.81)	(Retail) Fourth Amendment dated February 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated
November 8, 2007 by and between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, NYLIFE Distributors LLC and
NYLIM Service Company LLC (Mainstay)

24(b) (8.84)	(Retail) First Amendment effective as of January 1, 2007 to the
Fund Participation Agreement dated September 15, 2000
between ING Life Insurance and Annuity Company and MFS
Fund Distributors, Inc.

24(b) (8.85)	(Retail) Second Amendment effective as of June 1, 2008 to the
Fund Participation Agreement dated September 15, 2000 by and among ING Life Insurance and Annuity Company, MFS Fund
Distributors, Inc. and MFS Service Center, Inc.

24 (b)(9)	Opinion and Consent of Counsel

24(b) (10)	Consent of Independent Registered Public Accounting Firm

24(b) (13)	Powers of Attorney